UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 36	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 174	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® V
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 47. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
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•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
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SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$15 [5]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
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•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived for any contract valued at $25,000 or more on any Contract Anniversary.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[7]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[8]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
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•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,197	$1,990	$2,785	$4,974	*	$1,490	$2,485	$4,974	$497	$1,490	$2,485	$4,974
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000.For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
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CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
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Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
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Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
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•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
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(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
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If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
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Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
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(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
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Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
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Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
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If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
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Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
51

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
52

Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
53

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
54

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
55

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
56

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
57

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
58

Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
59

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
60

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
61

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
62

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.089545	11.993676	-8.37%	2,219
2017	11.576608	13.089545	13.07%	2,238
2016	11.323854	11.576608	2.23%	1,815
2015	11.600604	11.323854	-2.39%	1,816
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.882609	18.330553	-16.23%	5,001
2017	19.605961	21.882609	11.61%	6,652
2016	15.885120	19.605961	23.42%	4,702
2015	17.031581	15.885120	-6.73%	3,586
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
63

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.325759	13.767981	-3.89%	36,281
2017	13.971660	14.325759	2.53%	43,475
2016	13.532889	13.971660	3.24%	51,173
2015	14.029679	13.532889	-3.54%	48,688
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	26.576190	22.908665	-13.80%	39,345
2017	24.057594	26.576190	10.47%	43,734
2016	19.799287	24.057594	21.51%	48,412
2015	20.310510	19.799287	-2.52%	44,930
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.910293	10.477971	-3.96%	5,391
2017	10.302079	10.910293	5.90%	6,565
2016	9.232806	10.302079	11.58%	971
2015*	10.000000	9.232806	-7.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.145817	9.961216	-1.82%	4,969
2017	9.939655	10.145817	2.07%	4,940
2016	9.808699	9.939655	1.34%	5,395
2015*	10.000000	9.808699	-1.91%	0
64

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.934695	11.842963	-8.44%	9,039
2017	11.226802	12.934695	15.21%	9,003
2016	9.780640	11.226802	14.79%	7,852
2015*	10.000000	9.780640	-2.19%	403
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.539200	16.030648	-8.60%	48,603
2017	15.595831	17.539200	12.46%	57,625
2016	15.190796	15.595831	2.67%	60,688
2015	15.515057	15.190796	-2.09%	64,201
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.221005	9.703770	-5.06%	2,738
2017*	10.000000	10.221005	2.21%	2,785
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.964778	13.934395	-17.86%	8,769
2017	15.348301	16.964778	10.53%	9,009
2016	11.838473	15.348301	29.65%	6,240
2015	12.797136	11.838473	-7.49%	2,597
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.628691	11.363834	-16.62%	3,967
2017	11.978277	13.628691	13.78%	4,197
2016	10.512985	11.978277	13.94%	4,197
2015	10.904285	10.512985	-3.59%	3,699
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.121130	30.715050	-9.98%	38,589
2017	30.692673	34.121130	11.17%	39,866
2016	24.682937	30.692673	24.35%	45,761
2015	25.552721	24.682937	-3.40%	48,727
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
65

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.713776	10.586184	-1.19%	15,142
2017	10.472114	10.713776	2.31%	5,699
2016	9.718836	10.472114	7.75%	9,118
2015	9.925412	9.718836	-2.08%	8,001
2014*	10.000000	9.925412	-0.75%	12
66

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.256242	-17.44%	729
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.594322	15.737216	-5.17%	11,821
2017	14.849290	16.594322	11.75%	12,319
2016	14.261349	14.849290	4.12%	14,045
2015	14.465070	14.261349	-1.41%	13,638
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	17.063195	15.865851	-7.02%	47,220
2017	14.812671	17.063195	15.19%	56,139
2016	14.123545	14.812671	4.88%	60,048
2015	14.333150	14.123545	-1.46%	65,845
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	18.033917	16.428287	-8.90%	58,541
2017	15.092110	18.033917	19.49%	60,471
2016	14.325457	15.092110	5.35%	55,268
2015	14.533601	14.325457	-1.43%	60,769
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
67

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.000170	11.340395	-5.50%	26,791
2017	10.449246	12.000170	14.84%	18,119
2016*	10.000000	10.449246	4.49%	1,832
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.737692	7.988839	-25.60%	63,462
2017	11.166692	10.737692	-3.84%	74,798
2016	8.456925	11.166692	32.04%	82,892
2015	10.790031	8.456925	-21.62%	76,367
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.006311	11.680070	-10.20%	575
2017	11.277240	13.006311	15.33%	1,064
2016*	10.000000	11.277240	12.77%	573
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
68

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	15.412700	15.145888	-1.73%	96,628
2017	14.961518	15.412700	3.02%	88,376
2016	14.458342	14.961518	3.48%	91,155
2015	14.723060	14.458342	-1.80%	94,224
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.709019	18.325912	-15.58%	85,756
2017	18.184854	21.709019	19.38%	96,641
2016	16.400061	18.184854	10.88%	100,705
2015	16.834960	16.400061	-2.58%	108,168
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.213788	9.448813	-7.49%	1,610
2017*	10.000000	10.213788	2.14%	0
69

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	28.335317	23.165397	-18.25%	17,111
2017	24.032790	28.335317	17.90%	18,446
2016	22.195518	24.032790	8.28%	20,058
2015	23.149550	22.195518	-4.12%	23,813
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.758780	13.187250	-10.65%	7,714
2017	13.326193	14.758780	10.75%	12,025
2016	11.904886	13.326193	11.94%	13,535
2015	12.834741	11.904886	-7.24%	13,300
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.567362	16.625311	-5.36%	64,137
2017	16.195602	17.567362	8.47%	68,009
2016	14.361314	16.195602	12.77%	79,074
2015	15.623162	14.361314	-8.08%	83,961
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	20.310970	17.499862	-13.84%	26,323
2017	18.559345	20.310970	9.44%	40,885
2016	14.413956	18.559345	28.76%	41,828
2015	15.736753	14.413956	-8.41%	44,443
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
70

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	12.003921	9.996062	-16.73%	11,071
2017	8.644053	12.003921	38.87%	17,260
2016	7.441938	8.644053	16.15%	17,002
2015	9.359497	7.441938	-20.49%	15,239
2014*	10.000000	9.359497	-6.41%	14,928
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.809133	8.202653	-16.38%	6,734
2017	8.499166	9.809133	15.41%	8,002
2016	8.018123	8.499166	6.00%	8,228
2015	8.670237	8.018123	-7.52%	9,964
2014*	10.000000	8.670237	-13.30%	14,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.724087	9.802891	0.81%	27,547
2017	9.646188	9.724087	0.81%	39,382
2016	9.474770	9.646188	1.81%	44,726
2015	10.011105	9.474770	-5.36%	56,783
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.709968	12.024408	-5.39%	1,976
2017	11.361304	12.709968	11.87%	4,902
2016	11.009778	11.361304	3.19%	4,257
2015	11.819801	11.009778	-6.85%	4,023
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.418540	-5.81%	481
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.440240	9.800822	-6.12%	157
2017	10.181903	10.440240	2.54%	157
2016	10.344868	10.181903	-1.58%	12,377
2015	10.270057	10.344868	0.73%	15,736
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.761265	17.831951	-4.95%	3,108
2017	14.933293	18.761265	25.63%	3,365
2016	14.800424	14.933293	0.90%	2,505
2015	14.286411	14.800424	3.60%	2,932
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556
71

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.682282	13.709852	-12.58%	117
2017	13.829740	15.682282	13.40%	19,083
2016	12.356679	13.829740	11.92%	19,215
2015	13.052854	12.356679	-5.33%	19,215
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.852751	15.687318	-6.92%	4,088
2017	13.950716	16.852751	20.80%	4,195
2016	14.025171	13.950716	-0.53%	3,743
2015	14.034942	14.025171	-0.07%	3,159
2014	13.177451	14.034942	6.51%	3,366
2013	9.753767	13.177451	35.10%	3,287
2012*	10.000000	9.753767	-2.46%	2,251
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	30.353468	28.385068	-6.48%	13,864
2017	25.948570	30.353468	16.98%	15,246
2016	26.927957	25.948570	-3.64%	18,247
2015	29.706959	26.927957	-9.35%	24,068
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	29.559325	28.614173	-3.20%	16,781
2017	28.016130	29.559325	5.51%	19,709
2016	24.380496	28.016130	14.91%	18,279
2015	26.366831	24.380496	-7.53%	15,501
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	30.026633	29.677205	-1.16%	12,435
2017	23.924819	30.026633	25.50%	12,286
2016	22.796053	23.924819	4.95%	12,174
2015	24.463597	22.796053	-6.82%	12,254
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
72

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.127013	9.886182	-2.38%	1,240
2017	9.907169	10.127013	2.22%	1,050
2016	9.799338	9.907169	1.10%	1,581
2015*	10.000000	9.799338	-2.01%	687
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
73

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	32.081353	27.971239	-12.81%	22,561
2017	28.512542	32.081353	12.52%	25,149
2016	25.135143	28.512542	13.44%	26,362
2015	26.107950	25.135143	-3.73%	28,005
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.302782	9.103525	-19.46%	7,073
2017	8.940360	11.302782	26.42%	6,540
2016	7.484290	8.940360	19.46%	8,254
2015	9.466069	7.484290	-20.94%	299
2014*	10.000000	9.466069	-5.34%	8,999
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.259776	10.042145	-2.12%	2,389
2017	9.987667	10.259776	2.72%	1,013
2016*	10.000000	9.987667	-0.12%	51
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	17.028013	16.550496	-2.80%	7,114
2017	13.628261	17.028013	24.95%	6,822
2016	12.665066	13.628261	7.61%	7,353
2015	13.086728	12.665066	-3.22%	6,958
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	22.039911	19.538746	-11.35%	59,442
2017	18.989918	22.039911	16.06%	67,246
2016	16.875774	18.989918	12.53%	72,750
2015	17.224346	16.875774	-2.02%	76,024
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
74

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.503262	18.304732	-10.72%	29,578
2017	16.346588	20.503262	25.43%	39,225
2016	15.916511	16.346588	2.70%	41,818
2015	15.136871	15.916511	5.15%	38,182
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	14.295080	14.044915	-1.75%	7,153
2017	13.604315	14.295080	5.08%	7,226
2016	12.963045	13.604315	4.95%	11,053
2015	13.193124	12.963045	-1.74%	9,449
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.425208	9.496529	-8.91%	7,846
2017	9.365958	10.425208	11.31%	5,317
2016	8.237002	9.365958	13.71%	5,821
2015*	10.000000	8.237002	-17.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
75

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.423322	17.312382	-6.03%	116,492
2017	16.087041	18.423322	14.52%	111,611
2016	14.922505	16.087041	7.80%	102,243
2015	14.941432	14.922505	-0.13%	100,338
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.261405	11.995642	-2.17%	17,249
2017	12.011635	12.261405	2.08%	18,566
2016	11.831287	12.011635	1.52%	24,913
2015	11.990578	11.831287	-1.33%	31,503
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.372909	19.144916	-10.42%	41,314
2017	16.500312	21.372909	29.53%	40,404
2016	16.652152	16.500312	-0.91%	37,309
2015	15.803355	16.652152	5.37%	39,802
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.687148	21.306490	-1.76%	61,952
2017	17.158194	21.687148	26.40%	63,918
2016	15.906781	17.158194	7.87%	66,676
2015	15.112403	15.906781	5.26%	77,721
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
76

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.137530	17.544992	-3.27%	36,629
2017	15.040732	18.137530	20.59%	42,108
2016	13.689746	15.040732	9.87%	39,197
2015	13.693207	13.689746	-0.03%	38,623
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.835780	10.713363	-9.48%	680
2017	10.104432	11.835780	17.13%	383
2016*	10.000000	10.104432	1.04%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.108369	1.08%	0
77

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.604204	12.780045	-6.06%	0
2017	11.025242	13.604204	23.39%	205
2016*	10.000000	11.025242	10.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	16.061092	14.176690	-11.73%	44,597
2017	13.555436	16.061092	18.48%	40,065
2016	12.647970	13.555436	7.17%	46,662
2015	13.016941	12.647970	-2.83%	40,218
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
78

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.638635	13.574310	-7.27%	13,697
2017	13.209118	14.638635	10.82%	19,825
2016	12.586810	13.209118	4.94%	24,939
2015	12.863060	12.586810	-2.15%	29,601
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.552016	14.125026	-9.18%	18,891
2017	13.578369	15.552016	14.54%	26,795
2016	12.792368	13.578369	6.14%	24,341
2015	13.108816	12.792368	-2.41%	36,425
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.957393	12.480269	-3.68%	17,182
2017	12.317902	12.957393	5.19%	20,228
2016	11.905348	12.317902	3.47%	21,430
2015	12.126755	11.905348	-1.83%	17,854
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	2,173
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.628059	11.605074	-8.10%	4,322
2017	10.839641	12.628059	16.50%	4,062
2016	10.318836	10.839641	5.05%	6,283
2015	10.968496	10.318836	-5.92%	5,330
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0
79

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.135358	13.907257	-8.11%	93,163
2017	13.427537	15.135358	12.72%	103,972
2016	12.719304	13.427537	5.57%	135,319
2015	12.999321	12.719304	-2.15%	127,897
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.781186	14.123487	-10.50%	74,930
2017	13.514290	15.781186	16.77%	86,498
2016	12.700082	13.514290	6.41%	94,700
2015	13.037904	12.700082	-2.59%	106,556
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.135255	13.313071	-5.82%	17,931
2017	13.006302	14.135255	8.68%	19,774
2016	12.406458	13.006302	4.83%	20,577
2015	12.679500	12.406458	-2.15%	31,300
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
80

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.982939	13.627303	-2.54%	5,907
2017	13.624809	13.982939	2.63%	4,133
2016	13.331216	13.624809	2.20%	4,556
2015	13.549573	13.331216	-1.61%	4,930
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.800631	10.481431	-11.18%	4,473
2017	10.121346	11.800631	16.59%	2,915
2016	9.187401	10.121346	10.17%	4,103
2015*	10.000000	9.187401	-8.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.368069	10.363372	-8.84%	0
2017	10.097474	11.368069	12.58%	0
2016	9.386383	10.097474	7.58%	0
2015*	10.000000	9.386383	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
81

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.954935	10.152554	-15.08%	5,965
2017	9.712265	11.954935	23.09%	6,614
2016	9.768907	9.712265	-0.58%	7,777
2015	10.016679	9.768907	-2.47%	9,793
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
82

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	24.683720	22.249205	-9.86%	164,606
2017	21.073733	24.683720	17.13%	163,746
2016	19.464622	21.073733	8.27%	182,039
2015	19.879528	19.464622	-2.09%	192,859
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.930780	16.872551	-5.90%	19,222
2017	16.313819	17.930780	9.91%	18,111
2016	15.516816	16.313819	5.14%	16,891
2015	15.716696	15.516816	-1.27%	16,428
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.369674	19.765882	-7.50%	7,856
2017	18.819759	21.369674	13.55%	7,053
2016	17.661632	18.819759	6.56%	7,814
2015	17.953561	17.661632	-1.63%	6,006
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.552901	15.103527	-2.89%	62,090
2017	14.879855	15.552901	4.52%	67,903
2016	14.429674	14.879855	3.12%	60,864
2015	14.551629	14.429674	-0.84%	59,762
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
83

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.204959	11.390975	-6.67%	114
2017	10.821929	12.204959	12.78%	981
2016	10.351156	10.821929	4.55%	4,399
2015	10.816879	10.351156	-4.31%	3,460
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.587532	11.694670	-7.09%	4,348
2017	10.881368	12.587532	15.68%	4,010
2016	10.287043	10.881368	5.78%	6,065
2015	10.829782	10.287043	-5.01%	5,406
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.295040	21.257382	-8.75%	495,230
2017	20.186581	23.295040	15.40%	512,692
2016	18.814739	20.186581	7.29%	550,382
2015	19.163863	18.814739	-1.82%	558,569
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.374897	17.493540	-4.80%	115,803
2017	17.011724	18.374897	8.01%	133,843
2016	16.272423	17.011724	4.54%	138,587
2015	16.458434	16.272423	-1.13%	145,749
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
84

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.011658	11.306198	-5.87%	0
2017	10.331415	12.011658	16.26%	0
2016	9.623454	10.331415	7.36%	0
2015	9.954174	9.623454	-3.32%	191
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.169443	12.688442	-3.65%	0
2017	10.941570	13.169443	20.36%	2,454
2016	10.053109	10.941570	8.84%	2,454
2015	10.150561	10.053109	-0.96%	2,454
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.731948	8.791777	-18.08%	41,345
2017	8.827322	10.731948	21.58%	42,206
2016	8.482014	8.827322	4.07%	46,388
2015	9.039093	8.482014	-6.16%	50,754
2014*	10.000000	9.039093	-9.61%	55,583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
85

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.706298	18.104965	-12.56%	9,489
2017	18.278688	20.706298	13.28%	9,553
2016	15.884334	18.278688	15.07%	9,818
2015	16.583577	15.884334	-4.22%	13,265
2014	15.172208	16.583577	9.30%	10,130
2013	11.326827	15.172208	33.95%	12,314
2012	9.721654	11.326827	16.51%	6,773
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.264144	15.059647	-12.77%	1,262
2017	15.263537	17.264144	13.11%	1,564
2016	13.298955	15.263537	14.77%	1,565
2015	13.925404	13.298955	-4.50%	3,439
2014	12.772017	13.925404	9.03%	3,503
2013	9.564017	12.772017	33.54%	3,763
2012	8.223917	9.564017	16.30%	3,794
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
86

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
87

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.276337	16.252645	-5.93%	30,835
2017	14.409611	17.276337	19.89%	31,052
2016	13.078957	14.409611	10.17%	20,560
2015	13.100903	13.078957	-0.17%	13,063
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.729568	10.697945	-0.29%	32,076
2017	10.679925	10.729568	0.46%	16,572
2016	10.535869	10.679925	1.37%	5,349
2015	10.689508	10.535869	-1.44%	9,285
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.528393	14.491430	-12.32%	4,122
2017	14.636167	16.528393	12.93%	3,449
2016	12.243257	14.636167	19.54%	3,153
2015	13.014799	12.243257	-5.93%	3,137
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.347265	14.463792	-16.62%	14,572
2017	14.292667	17.347265	21.37%	21,418
2016	14.291805	14.292667	0.01%	15,781
2015	15.037665	14.291805	-4.96%	19,391
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
88

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.162631	11.239279	-7.59%	597
2017	9.872543	12.162631	23.20%	568
2016	9.583233	9.872543	3.02%	612
2015*	10.000000	9.583233	-4.17%	1,367
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.757568	10.747197	-0.10%	22,323
2017	10.780810	10.757568	-0.22%	24,859
2016	10.769079	10.780810	0.11%	27,276
2015	10.868883	10.769079	-0.92%	28,229
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.473843	24.681931	-6.77%	14,037
2017	22.602044	26.473843	17.13%	15,007
2016	20.801312	22.602044	8.66%	15,283
2015	21.130639	20.801312	-1.56%	15,843
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
89

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.925137	10.329178	-5.45%	4,404
2017	10.394333	10.925137	5.11%	4,749
2016	9.865136	10.394333	5.36%	2,533
2015	10.205551	9.865136	-3.34%	17,459
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.099776	8.830778	-20.44%	3,745
2017	8.875693	11.099776	25.06%	3,355
2016	9.224626	8.875693	-3.78%	2,470
2015	9.046251	9.224626	1.97%	2,140
2014*	10.000000	9.046251	-9.54%	7,689
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	21.309112	18.897840	-11.32%	15,599
2017	18.873632	21.309112	12.90%	24,249
2016	16.164751	18.873632	16.76%	26,017
2015	17.369183	16.164751	-6.93%	24,195
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
90

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.768898	11.004779	-6.49%	12,540
2017	10.495321	11.768898	12.13%	13,005
2016	9.398813	10.495321	11.67%	14,467
2015	10.464843	9.398813	-10.19%	16,980
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.403657	10.733343	-5.88%	5,002
2017	10.502942	11.403657	8.58%	5,266
2016	9.380040	10.502942	11.97%	2,870
2015	9.714124	9.380040	-3.44%	27
2014*	10.000000	9.714124	-2.86%	970
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.324856	11.692043	-5.13%	5,062
2017	11.253531	12.324856	9.52%	2,911
2016	11.057315	11.253531	1.77%	3,901
2015	12.044545	11.057315	-8.20%	3,646
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.651319	11.549777	-0.87%	61,174
2017	11.634861	11.651319	0.14%	66,946
2016	11.612368	11.634861	0.19%	71,415
2015	11.717057	11.612368	-0.89%	74,650
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.248333	10.279620	0.31%	40,988
2017	10.128515	10.248333	1.18%	21,183
2016*	10.000000	10.128515	1.29%	14,376
91

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.299359	11.103431	-1.73%	35,486
2017	10.899642	11.299359	3.67%	51,824
2016	10.742984	10.899642	1.46%	50,107
2015	10.826136	10.742984	-0.77%	47,844
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	0
2016*	10.000000	9.847252	-1.53%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.681824	35.589699	-0.26%	41,408
2017	28.339064	35.681824	25.91%	52,794
2016	32.092302	28.339064	-11.70%	47,703
2015	28.851376	32.092302	11.23%	56,422
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.581892	5.366877	-29.21%	19,493
2017	7.820159	7.581892	-3.05%	25,928
2016	5.513376	7.820159	41.84%	26,303
2015	8.399050	5.513376	-34.36%	15,873
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800
92

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.382837	30.440104	0.19%	12,880
2017	24.408256	30.382837	24.48%	18,308
2016	22.904629	24.408256	6.56%	17,016
2015	23.846769	22.904629	-3.95%	15,986
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006
93

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.354678	27.784030	-16.70%	0
2017	30.051069	33.354678	10.99%	0
2016	24.483675	30.051069	22.74%	0
2015	26.397570	24.483675	-7.25%	0
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.200773	12.615844	-4.43%	0
2017	12.946281	13.200773	1.97%	0
2016	12.609643	12.946281	2.67%	0
2015	13.145664	12.609643	-4.08%	0
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
94

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	24.902750	21.346035	-14.28%	0
2017	22.668395	24.902750	9.86%	0
2016	18.759978	22.668395	20.83%	0
2015	19.352003	18.759978	-3.06%	0
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
95

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	31.267371	27.988651	-10.49%	0
2017	28.282460	31.267371	10.55%	0
2016	22.871418	28.282460	23.66%	0
2015	23.809805	22.871418	-3.94%	0
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
96

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.496970	10.313958	-1.74%	0
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	15.549476	14.663854	-5.70%	0
2017	13.991882	15.549476	11.13%	0
2016	13.512821	13.991882	3.55%	0
2015	13.782506	13.512821	-1.96%	0
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	15.988712	14.783607	-7.54%	0
2017	13.957265	15.988712	14.55%	0
2016	13.382146	13.957265	4.30%	0
2015	13.656702	13.382146	-2.01%	0
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
97

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.060980	7.443450	-26.02%	0
2017	10.521292	10.060980	-4.38%	0
2016	8.012607	10.521292	31.31%	0
2015	10.280416	8.012607	-22.06%	0
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
98

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.202694	13.878775	-2.28%	0
2017	13.863815	14.202694	2.44%	0
2016	13.472260	13.863815	2.91%	0
2015	13.795662	13.472260	-2.34%	0
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.341919	17.075736	-16.06%	0
2017	17.134635	20.341919	18.72%	0
2016	15.539098	17.134635	10.27%	0
2015	16.040394	15.539098	-3.13%	0
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
99

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	25.965149	21.108854	-18.70%	0
2017	22.145230	25.965149	17.25%	0
2016	20.566325	22.145230	7.68%	0
2015	21.570322	20.566325	-4.65%	0
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
100

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.031775	16.305929	-14.32%	0
2017	17.487423	19.031775	8.83%	0
2016	13.657150	17.487423	28.05%	0
2015	14.993919	13.657150	-8.92%	0
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.610587	7.991635	-16.85%	0
2017	8.373541	9.610587	14.77%	0
2016	7.943667	8.373541	5.41%	0
2015	8.637805	7.943667	-8.04%	0
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.527299	9.550798	0.25%	0
2017	9.503678	9.527299	0.25%	0
2016	9.386840	9.503678	1.24%	0
2015	9.973696	9.386840	-5.88%	0
2014*	10.000000	9.973696	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
101

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.328077	15.113870	-7.44%	0
2017	13.591719	16.328077	20.13%	0
2016	13.740486	13.591719	-1.08%	0
2015	13.826971	13.740486	-0.63%	0
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	0
2016	24.756157	23.723446	-4.17%	0
2015	27.463854	24.756157	-9.86%	0
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	26.875063	25.870263	-3.74%	0
2017	25.614016	26.875063	4.92%	0
2016	22.414337	25.614016	14.28%	0
2015	24.376083	22.414337	-8.05%	0
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
102

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
103

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.721941	23.556876	-11.84%	0
2017	23.152334	26.721941	15.42%	0
2016	20.689497	23.152334	11.90%	0
2015	21.234957	20.689497	-2.57%	0
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
104

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	0
2016	12.282728	12.818872	4.37%	0
2015	12.570645	12.282728	-2.29%	0
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
105

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
106

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
107

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
108

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
109

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.626689	10.269156	-11.68%	0
2017	10.027729	11.626689	15.95%	0
2016	9.153186	10.027729	9.55%	0
2015*	10.000000	9.153186	-8.47%	0
110

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.200514	10.153498	-9.35%	0
2017	10.004102	11.200514	11.96%	0
2016	9.351434	10.004102	6.98%	0
2015*	10.000000	9.351434	-6.49%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
111

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.586054	20.244500	-10.37%	0
2017	19.390319	22.586054	16.48%	0
2016	18.009603	19.390319	7.67%	0
2015	18.496385	18.009603	-2.63%	0
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
112

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.231220	13.742741	-3.43%	0
2017	13.691278	14.231220	3.94%	0
2016	13.351094	13.691278	2.55%	0
2015	13.539235	13.351094	-1.39%	0
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
113

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	21.315490	19.342155	-9.26%	0
2017	18.574136	21.315490	14.76%	0
2016	17.408387	18.574136	6.70%	0
2015	17.830585	17.408387	-2.37%	0
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.813496	15.917490	-5.33%	0
2017	15.652932	16.813496	7.41%	0
2016	15.056168	15.652932	3.96%	0
2015	15.313449	15.056168	-1.68%	0
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
114

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.513950	8.564962	-18.54%	0
2017	8.696196	10.513950	20.90%	0
2016	8.402621	8.696196	3.49%	0
2015	9.004606	8.402621	-6.69%	0
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	19.839837	17.250271	-13.05%	0
2017	17.611431	19.839837	12.65%	0
2016	15.389822	17.611431	14.44%	0
2015	16.157176	15.389822	-4.75%	0
2014	14.864745	16.157176	8.69%	0
2013	11.159296	14.864745	33.21%	0
2012	9.631549	11.159296	15.86%	0
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
115

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
116

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
117

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.912943	9.848015	-0.65%	0
2017	9.989767	9.912943	-0.77%	0
2016	10.034563	9.989767	-0.45%	0
2015	10.184191	10.034563	-1.47%	0
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.532624	22.744126	-7.29%	0
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
118

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
119

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	19.967032	17.608514	-11.81%	0
2017	17.783522	19.967032	12.28%	0
2016	15.315998	17.783522	16.11%	0
2015	16.549254	15.315998	-7.45%	0
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
120

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
121

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.950352	28.842620	-0.37%	0
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0
122

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
123

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
124

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
125

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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NEA Valuebuilder SelectSM
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class

•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
•	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
•	Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
•	Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
•	Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
•	Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
•	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco - Invesco V.I. Health Care Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
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SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$15 [5]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
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•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived for any contract valued at $25,000 or more on any Contract Anniversary.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[7]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[8]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.54%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
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•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.54%)	$1,051	$1,568	$2,107	$3,752	*	$1,068	$1,807	$3,752	$351	$1,068	$1,807	$3,752
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000.For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
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CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, LLC
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDL is registered as a broker/dealer with FINRA and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
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Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by fax at 1-785-368-1772
•	by mail to NEA Valuebuilder Program, One SW Security Benefit Place, Topeka, Kansas 66636-0001
•	by courier or overnight mail to NEA Retirement Program, Mail Zone 500, One Security Benefit Place, Topeka, KS 66636-0001
•	by Internet at https://www.nearetirementprogram.com/
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights,
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annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
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This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
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A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
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This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
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•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
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Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
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Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
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Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
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Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
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•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
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•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
44

Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
45

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
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Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
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Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
48

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 12, 2015
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
49

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
50

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
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VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	23.172346	19.427957	-16.16%	0
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	39.773005	35.733831	-10.16%	0
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
53

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
54

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	43.265497	40.011280	-7.52%	314
2017	35.926695	43.265497	20.43%	318
2016	33.661893	35.926695	6.73%	322
2015	33.847465	33.661893	-0.55%	545
2014	30.607192	33.847465	10.59%	571
2013	23.597847	30.607192	29.70%	571
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	24.432607	27.145392	11.10%	0
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
55

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	20.067909	16.815636	-16.21%	0
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.833497	13.471072	-9.18%	0
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
56

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.462552	17.880264	-8.13%	0
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	18.013136	16.793543	-6.77%	0
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	21.088406	18.639309	-11.61%	0
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	20.260990	19.211026	-5.18%	0
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
57

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	23.246797	20.078019	-13.63%	0
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	23.063615	19.849179	-13.94%	0
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.733535	18.391246	-11.30%	0
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.582234	19.614822	-4.70%	0
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
58

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.640252	13.587675	-7.19%	0
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.716230	22.668239	-0.21%	0
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	27.002884	22.704943	-15.92%	0
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
59

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.980452	17.549680	-7.54%	0
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
60

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
61

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
62

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
63

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
64

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
65

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	32.877934	30.651474	-6.77%	0
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
66

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	14.255749	13.786086	-3.29%	921
2017	13.904682	14.255749	2.52%	921
2016	13.365658	13.904682	4.03%	921
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
67

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	16.229912	15.964425	-1.64%	0
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.373264	12.928559	-10.05%	0
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
68

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	20.814434	17.353358	-16.63%	0
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	35.726136	31.918359	-10.66%	0
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
69

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	38.863105	35.738912	-8.04%	0
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	21.946055	24.246401	10.48%	0
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
71

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	18.389296	15.322820	-16.68%	0
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	13.907653	12.559596	-9.69%	0
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.247735	16.670402	-8.64%	0
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
72

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	16.889035	15.657472	-7.29%	0
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	19.772275	17.378234	-12.11%	0
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	18.996691	17.911507	-5.71%	0
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	21.795695	18.719358	-14.11%	0
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
73

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	21.624091	18.506117	-14.42%	0
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	19.439386	17.146773	-11.79%	0
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.297711	18.287783	-5.23%	0
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	13.726401	12.668244	-7.71%	0
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
74

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.298462	21.134539	-0.77%	0
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	24.744388	20.689461	-16.39%	0
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
75

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	17.392956	15.991883	-8.06%	0
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
76

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
77

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
78

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
79

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
80

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
81

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	29.532267	27.378326	-7.29%	0
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
82

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.364174	12.851617	-3.84%	0
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.214887	14.882329	-2.19%	0
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.476004	12.053642	-10.55%	0
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
83

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
84

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
85

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
86

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
96

Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
97

The Best of America® V
NEA Valuebuilder SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636 – 0001. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. No underwriting commissions have been paid by Nationwide to SDL for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.089545	11.993676	-8.37%	2,219
2017	11.576608	13.089545	13.07%	2,238
2016	11.323854	11.576608	2.23%	1,815
2015	11.600604	11.323854	-2.39%	1,816
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.882609	18.330553	-16.23%	5,001
2017	19.605961	21.882609	11.61%	6,652
2016	15.885120	19.605961	23.42%	4,702
2015	17.031581	15.885120	-6.73%	3,586
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.325759	13.767981	-3.89%	36,281
2017	13.971660	14.325759	2.53%	43,475
2016	13.532889	13.971660	3.24%	51,173
2015	14.029679	13.532889	-3.54%	48,688
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	23.172346	19.427957	-16.16%	0
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	26.576190	22.908665	-13.80%	39,345
2017	24.057594	26.576190	10.47%	43,734
2016	19.799287	24.057594	21.51%	48,412
2015	20.310510	19.799287	-2.52%	44,930
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	39.773005	35.733831	-10.16%	0
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.910293	10.477971	-3.96%	5,391
2017	10.302079	10.910293	5.90%	6,565
2016	9.232806	10.302079	11.58%	971
2015*	10.000000	9.232806	-7.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.145817	9.961216	-1.82%	4,969
2017	9.939655	10.145817	2.07%	4,940
2016	9.808699	9.939655	1.34%	5,395
2015*	10.000000	9.808699	-1.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.934695	11.842963	-8.44%	9,039
2017	11.226802	12.934695	15.21%	9,003
2016	9.780640	11.226802	14.79%	7,852
2015*	10.000000	9.780640	-2.19%	403
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.539200	16.030648	-8.60%	48,603
2017	15.595831	17.539200	12.46%	57,625
2016	15.190796	15.595831	2.67%	60,688
2015	15.515057	15.190796	-2.09%	64,201
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.221005	9.703770	-5.06%	2,738
2017*	10.000000	10.221005	2.21%	2,785
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.964778	13.934395	-17.86%	8,769
2017	15.348301	16.964778	10.53%	9,009
2016	11.838473	15.348301	29.65%	6,240
2015	12.797136	11.838473	-7.49%	2,597
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.628691	11.363834	-16.62%	3,967
2017	11.978277	13.628691	13.78%	4,197
2016	10.512985	11.978277	13.94%	4,197
2015	10.904285	10.512985	-3.59%	3,699
2014*	10.000000	10.904285	9.04%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	34.121130	30.715050	-9.98%	38,589
2017	30.692673	34.121130	11.17%	39,866
2016	24.682937	30.692673	24.35%	45,761
2015	25.552721	24.682937	-3.40%	48,727
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.713776	10.586184	-1.19%	15,142
2017	10.472114	10.713776	2.31%	5,699
2016	9.718836	10.472114	7.75%	9,118
2015	9.925412	9.718836	-2.08%	8,001
2014*	10.000000	9.925412	-0.75%	12
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.256242	-17.44%	729
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.594322	15.737216	-5.17%	11,821
2017	14.849290	16.594322	11.75%	12,319
2016	14.261349	14.849290	4.12%	14,045
2015	14.465070	14.261349	-1.41%	13,638
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	17.063195	15.865851	-7.02%	47,220
2017	14.812671	17.063195	15.19%	56,139
2016	14.123545	14.812671	4.88%	60,048
2015	14.333150	14.123545	-1.46%	65,845
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	18.033917	16.428287	-8.90%	58,541
2017	15.092110	18.033917	19.49%	60,471
2016	14.325457	15.092110	5.35%	55,268
2015	14.533601	14.325457	-1.43%	60,769
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.000170	11.340395	-5.50%	26,791
2017	10.449246	12.000170	14.84%	18,119
2016*	10.000000	10.449246	4.49%	1,832
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	43.265497	40.011280	-7.52%	314
2017	35.926695	43.265497	20.43%	318
2016	33.661893	35.926695	6.73%	322
2015	33.847465	33.661893	-0.55%	545
2014	30.607192	33.847465	10.59%	571
2013	23.597847	30.607192	29.70%	571
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.737692	7.988839	-25.60%	63,462
2017	11.166692	10.737692	-3.84%	74,798
2016	8.456925	11.166692	32.04%	82,892
2015	10.790031	8.456925	-21.62%	76,367
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.006311	11.680070	-10.20%	575
2017	11.277240	13.006311	15.33%	1,064
2016*	10.000000	11.277240	12.77%	573
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	24.432607	27.145392	11.10%	0
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	15.412700	15.145888	-1.73%	96,628
2017	14.961518	15.412700	3.02%	88,376
2016	14.458342	14.961518	3.48%	91,155
2015	14.723060	14.458342	-1.80%	94,224
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.709019	18.325912	-15.58%	85,756
2017	18.184854	21.709019	19.38%	96,641
2016	16.400061	18.184854	10.88%	100,705
2015	16.834960	16.400061	-2.58%	108,168
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.213788	9.448813	-7.49%	1,610
2017*	10.000000	10.213788	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	28.335317	23.165397	-18.25%	17,111
2017	24.032790	28.335317	17.90%	18,446
2016	22.195518	24.032790	8.28%	20,058
2015	23.149550	22.195518	-4.12%	23,813
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.758780	13.187250	-10.65%	7,714
2017	13.326193	14.758780	10.75%	12,025
2016	11.904886	13.326193	11.94%	13,535
2015	12.834741	11.904886	-7.24%	13,300
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.567362	16.625311	-5.36%	64,137
2017	16.195602	17.567362	8.47%	68,009
2016	14.361314	16.195602	12.77%	79,074
2015	15.623162	14.361314	-8.08%	83,961
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	20.310970	17.499862	-13.84%	26,323
2017	18.559345	20.310970	9.44%	40,885
2016	14.413956	18.559345	28.76%	41,828
2015	15.736753	14.413956	-8.41%	44,443
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	12.003921	9.996062	-16.73%	11,071
2017	8.644053	12.003921	38.87%	17,260
2016	7.441938	8.644053	16.15%	17,002
2015	9.359497	7.441938	-20.49%	15,239
2014*	10.000000	9.359497	-6.41%	14,928
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	20.067909	16.815636	-16.21%	0
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.809133	8.202653	-16.38%	6,734
2017	8.499166	9.809133	15.41%	8,002
2016	8.018123	8.499166	6.00%	8,228
2015	8.670237	8.018123	-7.52%	9,964
2014*	10.000000	8.670237	-13.30%	14,681

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.724087	9.802891	0.81%	27,547
2017	9.646188	9.724087	0.81%	39,382
2016	9.474770	9.646188	1.81%	44,726
2015	10.011105	9.474770	-5.36%	56,783
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.709968	12.024408	-5.39%	1,976
2017	11.361304	12.709968	11.87%	4,902
2016	11.009778	11.361304	3.19%	4,257
2015	11.819801	11.009778	-6.85%	4,023
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.418540	-5.81%	481
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.440240	9.800822	-6.12%	157
2017	10.181903	10.440240	2.54%	157
2016	10.344868	10.181903	-1.58%	12,377
2015	10.270057	10.344868	0.73%	15,736
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.833497	13.471072	-9.18%	0
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.462552	17.880264	-8.13%	0
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	18.013136	16.793543	-6.77%	0
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	21.088406	18.639309	-11.61%	0
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	20.260990	19.211026	-5.18%	0
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	23.246797	20.078019	-13.63%	0
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	23.063615	19.849179	-13.94%	0
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.733535	18.391246	-11.30%	0
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.582234	19.614822	-4.70%	0
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.761265	17.831951	-4.95%	3,108
2017	14.933293	18.761265	25.63%	3,365
2016	14.800424	14.933293	0.90%	2,505
2015	14.286411	14.800424	3.60%	2,932
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.640252	13.587675	-7.19%	0
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.716230	22.668239	-0.21%	0
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	27.002884	22.704943	-15.92%	0
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.682282	13.709852	-12.58%	117
2017	13.829740	15.682282	13.40%	19,083
2016	12.356679	13.829740	11.92%	19,215
2015	13.052854	12.356679	-5.33%	19,215
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.852751	15.687318	-6.92%	4,088
2017	13.950716	16.852751	20.80%	4,195
2016	14.025171	13.950716	-0.53%	3,743
2015	14.034942	14.025171	-0.07%	3,159
2014	13.177451	14.034942	6.51%	3,366
2013	9.753767	13.177451	35.10%	3,287
2012*	10.000000	9.753767	-2.46%	2,251
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	30.353468	28.385068	-6.48%	13,864
2017	25.948570	30.353468	16.98%	15,246
2016	26.927957	25.948570	-3.64%	18,247
2015	29.706959	26.927957	-9.35%	24,068
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	29.559325	28.614173	-3.20%	16,781
2017	28.016130	29.559325	5.51%	19,709
2016	24.380496	28.016130	14.91%	18,279
2015	26.366831	24.380496	-7.53%	15,501
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	30.026633	29.677205	-1.16%	12,435
2017	23.924819	30.026633	25.50%	12,286
2016	22.796053	23.924819	4.95%	12,174
2015	24.463597	22.796053	-6.82%	12,254
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.127013	9.886182	-2.38%	1,240
2017	9.907169	10.127013	2.22%	1,050
2016	9.799338	9.907169	1.10%	1,581
2015*	10.000000	9.799338	-2.01%	687

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	32.081353	27.971239	-12.81%	22,561
2017	28.512542	32.081353	12.52%	25,149
2016	25.135143	28.512542	13.44%	26,362
2015	26.107950	25.135143	-3.73%	28,005
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.302782	9.103525	-19.46%	7,073
2017	8.940360	11.302782	26.42%	6,540
2016	7.484290	8.940360	19.46%	8,254
2015	9.466069	7.484290	-20.94%	299
2014*	10.000000	9.466069	-5.34%	8,999
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.259776	10.042145	-2.12%	2,389
2017	9.987667	10.259776	2.72%	1,013
2016*	10.000000	9.987667	-0.12%	51
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	17.028013	16.550496	-2.80%	7,114
2017	13.628261	17.028013	24.95%	6,822
2016	12.665066	13.628261	7.61%	7,353
2015	13.086728	12.665066	-3.22%	6,958
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	22.039911	19.538746	-11.35%	59,442
2017	18.989918	22.039911	16.06%	67,246
2016	16.875774	18.989918	12.53%	72,750
2015	17.224346	16.875774	-2.02%	76,024
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.503262	18.304732	-10.72%	29,578
2017	16.346588	20.503262	25.43%	39,225
2016	15.916511	16.346588	2.70%	41,818
2015	15.136871	15.916511	5.15%	38,182
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	14.295080	14.044915	-1.75%	7,153
2017	13.604315	14.295080	5.08%	7,226
2016	12.963045	13.604315	4.95%	11,053
2015	13.193124	12.963045	-1.74%	9,449
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.425208	9.496529	-8.91%	7,846
2017	9.365958	10.425208	11.31%	5,317
2016	8.237002	9.365958	13.71%	5,821
2015*	10.000000	8.237002	-17.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.980452	17.549680	-7.54%	0
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.423322	17.312382	-6.03%	116,492
2017	16.087041	18.423322	14.52%	111,611
2016	14.922505	16.087041	7.80%	102,243
2015	14.941432	14.922505	-0.13%	100,338
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.261405	11.995642	-2.17%	17,249
2017	12.011635	12.261405	2.08%	18,566
2016	11.831287	12.011635	1.52%	24,913
2015	11.990578	11.831287	-1.33%	31,503
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.372909	19.144916	-10.42%	41,314
2017	16.500312	21.372909	29.53%	40,404
2016	16.652152	16.500312	-0.91%	37,309
2015	15.803355	16.652152	5.37%	39,802
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.687148	21.306490	-1.76%	61,952
2017	17.158194	21.687148	26.40%	63,918
2016	15.906781	17.158194	7.87%	66,676
2015	15.112403	15.906781	5.26%	77,721
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.137530	17.544992	-3.27%	36,629
2017	15.040732	18.137530	20.59%	42,108
2016	13.689746	15.040732	9.87%	39,197
2015	13.693207	13.689746	-0.03%	38,623
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.835780	10.713363	-9.48%	680
2017	10.104432	11.835780	17.13%	383
2016*	10.000000	10.104432	1.04%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.108369	1.08%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.604204	12.780045	-6.06%	0
2017	11.025242	13.604204	23.39%	205
2016*	10.000000	11.025242	10.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	16.061092	14.176690	-11.73%	44,597
2017	13.555436	16.061092	18.48%	40,065
2016	12.647970	13.555436	7.17%	46,662
2015	13.016941	12.647970	-2.83%	40,218
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.638635	13.574310	-7.27%	13,697
2017	13.209118	14.638635	10.82%	19,825
2016	12.586810	13.209118	4.94%	24,939
2015	12.863060	12.586810	-2.15%	29,601
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.552016	14.125026	-9.18%	18,891
2017	13.578369	15.552016	14.54%	26,795
2016	12.792368	13.578369	6.14%	24,341
2015	13.108816	12.792368	-2.41%	36,425
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.957393	12.480269	-3.68%	17,182
2017	12.317902	12.957393	5.19%	20,228
2016	11.905348	12.317902	3.47%	21,430
2015	12.126755	11.905348	-1.83%	17,854
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	2,173
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.628059	11.605074	-8.10%	4,322
2017	10.839641	12.628059	16.50%	4,062
2016	10.318836	10.839641	5.05%	6,283
2015	10.968496	10.318836	-5.92%	5,330
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.135358	13.907257	-8.11%	93,163
2017	13.427537	15.135358	12.72%	103,972
2016	12.719304	13.427537	5.57%	135,319
2015	12.999321	12.719304	-2.15%	127,897
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.781186	14.123487	-10.50%	74,930
2017	13.514290	15.781186	16.77%	86,498
2016	12.700082	13.514290	6.41%	94,700
2015	13.037904	12.700082	-2.59%	106,556
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.135255	13.313071	-5.82%	17,931
2017	13.006302	14.135255	8.68%	19,774
2016	12.406458	13.006302	4.83%	20,577
2015	12.679500	12.406458	-2.15%	31,300
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.982939	13.627303	-2.54%	5,907
2017	13.624809	13.982939	2.63%	4,133
2016	13.331216	13.624809	2.20%	4,556
2015	13.549573	13.331216	-1.61%	4,930
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.800631	10.481431	-11.18%	4,473
2017	10.121346	11.800631	16.59%	2,915
2016	9.187401	10.121346	10.17%	4,103
2015*	10.000000	9.187401	-8.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.368069	10.363372	-8.84%	0
2017	10.097474	11.368069	12.58%	0
2016	9.386383	10.097474	7.58%	0
2015*	10.000000	9.386383	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.954935	10.152554	-15.08%	5,965
2017	9.712265	11.954935	23.09%	6,614
2016	9.768907	9.712265	-0.58%	7,777
2015	10.016679	9.768907	-2.47%	9,793
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	24.683720	22.249205	-9.86%	164,606
2017	21.073733	24.683720	17.13%	163,746
2016	19.464622	21.073733	8.27%	182,039
2015	19.879528	19.464622	-2.09%	192,859
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.930780	16.872551	-5.90%	19,222
2017	16.313819	17.930780	9.91%	18,111
2016	15.516816	16.313819	5.14%	16,891
2015	15.716696	15.516816	-1.27%	16,428
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.369674	19.765882	-7.50%	7,856
2017	18.819759	21.369674	13.55%	7,053
2016	17.661632	18.819759	6.56%	7,814
2015	17.953561	17.661632	-1.63%	6,006
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.552901	15.103527	-2.89%	62,090
2017	14.879855	15.552901	4.52%	67,903
2016	14.429674	14.879855	3.12%	60,864
2015	14.551629	14.429674	-0.84%	59,762
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.204959	11.390975	-6.67%	114
2017	10.821929	12.204959	12.78%	981
2016	10.351156	10.821929	4.55%	4,399
2015	10.816879	10.351156	-4.31%	3,460
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.587532	11.694670	-7.09%	4,348
2017	10.881368	12.587532	15.68%	4,010
2016	10.287043	10.881368	5.78%	6,065
2015	10.829782	10.287043	-5.01%	5,406
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.295040	21.257382	-8.75%	495,230
2017	20.186581	23.295040	15.40%	512,692
2016	18.814739	20.186581	7.29%	550,382
2015	19.163863	18.814739	-1.82%	558,569
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.374897	17.493540	-4.80%	115,803
2017	17.011724	18.374897	8.01%	133,843
2016	16.272423	17.011724	4.54%	138,587
2015	16.458434	16.272423	-1.13%	145,749
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.011658	11.306198	-5.87%	0
2017	10.331415	12.011658	16.26%	0
2016	9.623454	10.331415	7.36%	0
2015	9.954174	9.623454	-3.32%	191
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.169443	12.688442	-3.65%	0
2017	10.941570	13.169443	20.36%	2,454
2016	10.053109	10.941570	8.84%	2,454
2015	10.150561	10.053109	-0.96%	2,454
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.731948	8.791777	-18.08%	41,345
2017	8.827322	10.731948	21.58%	42,206
2016	8.482014	8.827322	4.07%	46,388
2015	9.039093	8.482014	-6.16%	50,754
2014*	10.000000	9.039093	-9.61%	55,583

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.706298	18.104965	-12.56%	9,489
2017	18.278688	20.706298	13.28%	9,553
2016	15.884334	18.278688	15.07%	9,818
2015	16.583577	15.884334	-4.22%	13,265
2014	15.172208	16.583577	9.30%	10,130
2013	11.326827	15.172208	33.95%	12,314
2012	9.721654	11.326827	16.51%	6,773
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.264144	15.059647	-12.77%	1,262
2017	15.263537	17.264144	13.11%	1,564
2016	13.298955	15.263537	14.77%	1,565
2015	13.925404	13.298955	-4.50%	3,439
2014	12.772017	13.925404	9.03%	3,503
2013	9.564017	12.772017	33.54%	3,763
2012	8.223917	9.564017	16.30%	3,794
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.276337	16.252645	-5.93%	30,835
2017	14.409611	17.276337	19.89%	31,052
2016	13.078957	14.409611	10.17%	20,560
2015	13.100903	13.078957	-0.17%	13,063
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.729568	10.697945	-0.29%	32,076
2017	10.679925	10.729568	0.46%	16,572
2016	10.535869	10.679925	1.37%	5,349
2015	10.689508	10.535869	-1.44%	9,285
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.528393	14.491430	-12.32%	4,122
2017	14.636167	16.528393	12.93%	3,449
2016	12.243257	14.636167	19.54%	3,153
2015	13.014799	12.243257	-5.93%	3,137
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.347265	14.463792	-16.62%	14,572
2017	14.292667	17.347265	21.37%	21,418
2016	14.291805	14.292667	0.01%	15,781
2015	15.037665	14.291805	-4.96%	19,391
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.162631	11.239279	-7.59%	597
2017	9.872543	12.162631	23.20%	568
2016	9.583233	9.872543	3.02%	612
2015*	10.000000	9.583233	-4.17%	1,367
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.757568	10.747197	-0.10%	22,323
2017	10.780810	10.757568	-0.22%	24,859
2016	10.769079	10.780810	0.11%	27,276
2015	10.868883	10.769079	-0.92%	28,229
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.473843	24.681931	-6.77%	14,037
2017	22.602044	26.473843	17.13%	15,007
2016	20.801312	22.602044	8.66%	15,283
2015	21.130639	20.801312	-1.56%	15,843
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	32.877934	30.651474	-6.77%	0
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.925137	10.329178	-5.45%	4,404
2017	10.394333	10.925137	5.11%	4,749
2016	9.865136	10.394333	5.36%	2,533
2015	10.205551	9.865136	-3.34%	17,459
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.099776	8.830778	-20.44%	3,745
2017	8.875693	11.099776	25.06%	3,355
2016	9.224626	8.875693	-3.78%	2,470
2015	9.046251	9.224626	1.97%	2,140
2014*	10.000000	9.046251	-9.54%	7,689

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	21.309112	18.897840	-11.32%	15,599
2017	18.873632	21.309112	12.90%	24,249
2016	16.164751	18.873632	16.76%	26,017
2015	17.369183	16.164751	-6.93%	24,195
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.768898	11.004779	-6.49%	12,540
2017	10.495321	11.768898	12.13%	13,005
2016	9.398813	10.495321	11.67%	14,467
2015	10.464843	9.398813	-10.19%	16,980
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.403657	10.733343	-5.88%	5,002
2017	10.502942	11.403657	8.58%	5,266
2016	9.380040	10.502942	11.97%	2,870
2015	9.714124	9.380040	-3.44%	27
2014*	10.000000	9.714124	-2.86%	970
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.324856	11.692043	-5.13%	5,062
2017	11.253531	12.324856	9.52%	2,911
2016	11.057315	11.253531	1.77%	3,901
2015	12.044545	11.057315	-8.20%	3,646
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.651319	11.549777	-0.87%	61,174
2017	11.634861	11.651319	0.14%	66,946
2016	11.612368	11.634861	0.19%	71,415
2015	11.717057	11.612368	-0.89%	74,650
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	14.255749	13.786086	-3.29%	921
2017	13.904682	14.255749	2.52%	921
2016	13.365658	13.904682	4.03%	921
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.248333	10.279620	0.31%	40,988
2017	10.128515	10.248333	1.18%	21,183
2016*	10.000000	10.128515	1.29%	14,376
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	16.229912	15.964425	-1.64%	0
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.299359	11.103431	-1.73%	35,486
2017	10.899642	11.299359	3.67%	51,824
2016	10.742984	10.899642	1.46%	50,107
2015	10.826136	10.742984	-0.77%	47,844
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	0
2016*	10.000000	9.847252	-1.53%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.373264	12.928559	-10.05%	0
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.681824	35.589699	-0.26%	41,408
2017	28.339064	35.681824	25.91%	52,794
2016	32.092302	28.339064	-11.70%	47,703
2015	28.851376	32.092302	11.23%	56,422
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.581892	5.366877	-29.21%	19,493
2017	7.820159	7.581892	-3.05%	25,928
2016	5.513376	7.820159	41.84%	26,303
2015	8.399050	5.513376	-34.36%	15,873
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.382837	30.440104	0.19%	12,880
2017	24.408256	30.382837	24.48%	18,308
2016	22.904629	24.408256	6.56%	17,016
2015	23.846769	22.904629	-3.95%	15,986
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.052099	11.953286	-8.42%	0
2017	11.549310	13.052099	13.01%	0
2016	11.302851	11.549310	2.18%	0
2015	11.584949	11.302851	-2.44%	0
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.775881	18.231871	-16.27%	1,214
2017	19.520179	21.775881	11.56%	1,268
2016	15.823591	19.520179	23.36%	1,264
2015	16.974191	15.823591	-6.78%	1,320
2014	15.761622	16.974191	7.69%	2,853
2013	11.584921	15.761622	36.05%	2,089
2012	9.892874	11.584921	17.10%	1,588
2011	10.952024	9.892874	-9.67%	1,219
2010	8.752194	10.952024	25.13%	1,176
2009	6.206477	8.752194	41.02%	563
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.219880	13.659282	-3.94%	26,465
2017	13.875396	14.219880	2.48%	28,078
2016	13.446427	13.875396	3.19%	30,072
2015	13.947093	13.446427	-3.59%	32,390
2014	13.658650	13.947093	2.11%	30,259
2013	15.097756	13.658650	-9.53%	32,769
2012	14.223317	15.097756	6.15%	53,346
2011	12.876049	14.223317	10.46%	41,343
2010	12.391484	12.876049	3.91%	32,509
2009	11.373829	12.391484	8.95%	31,905
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	28.826864	26.536708	-7.94%	10,210
2017	24.202972	28.826864	19.10%	14,078
2016	21.574724	24.202972	12.18%	14,729
2015	23.125522	21.574724	-6.71%	18,906
2014	20.794511	23.125522	11.21%	20,062
2013	15.488241	20.794511	34.26%	24,195
2012	13.655440	15.488241	13.42%	24,869
2011	13.397047	13.655440	1.93%	28,009
2010	11.873152	13.397047	12.83%	30,729
2009	10.170713	11.873152	16.74%	31,948

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	22.947930	19.230004	-16.20%	0
2017	17.692777	22.947930	29.70%	0
2016	18.939430	17.692777	-6.58%	0
2015	19.015606	18.939430	-0.40%	0
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	26.419918	22.762378	-13.84%	13,933
2017	23.928194	26.419918	10.41%	14,472
2016	19.702724	23.928194	21.45%	17,098
2015	20.221670	19.702724	-2.57%	18,870
2014	17.571185	20.221670	15.08%	22,198
2013	13.661362	17.571185	28.62%	22,999
2012	11.880770	13.661362	14.99%	21,430
2011	12.102633	11.880770	-1.83%	23,581
2010	10.266647	12.102633	17.88%	22,308
2009	7.992698	10.266647	28.45%	21,558
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	39.387722	35.369682	-10.20%	0
2017	36.639611	39.387722	7.50%	0
2016	30.764170	36.639611	19.10%	0
2015	32.379785	30.764170	-4.99%	0
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	87,248
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.895606	10.458541	-4.01%	873
2017	10.293399	10.895606	5.85%	2,018
2016	9.229679	10.293399	11.52%	855
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.132159	9.942756	-1.87%	975
2017	9.931291	10.132159	2.02%	4,312
2016	9.805385	9.931291	1.28%	2,051
2015*	10.000000	9.805385	-1.95%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.917289	11.821013	-8.49%	583
2017	11.217354	12.917289	15.15%	884
2016	9.777334	11.217354	14.73%	0
2015*	10.000000	9.777334	-2.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.462522	15.952447	-8.65%	27,255
2017	15.535481	17.462522	12.40%	30,022
2016	15.139654	15.535481	2.61%	36,169
2015	15.470652	15.139654	-2.14%	35,323
2014	15.353952	15.470652	0.76%	39,268
2013	13.575527	15.353952	13.10%	45,412
2012	12.489067	13.575527	8.70%	26,851
2011	13.111331	12.489067	-4.75%	24,555
2010	12.084265	13.111331	8.50%	22,069
2009*	10.000000	12.084265	20.84%	2,315
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	901
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.924868	13.894548	-17.90%	3,903
2017	15.319916	16.924868	10.48%	3,267
2016	11.822522	15.319916	29.58%	1,920
2015	12.786348	11.822522	-7.54%	4,967
2014	12.246999	12.786348	4.40%	4,876
2013*	10.000000	12.246999	22.47%	33
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.603470	11.337033	-16.66%	2,542
2017	11.962136	13.603470	13.72%	3,365
2016	10.504113	11.962136	13.88%	3,875
2015	10.900598	10.504113	-3.64%	2,230
2014*	10.000000	10.900598	9.01%	217
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.852004	30.457288	-10.03%	13,216
2017	30.465955	33.852004	11.11%	14,011
2016	24.512962	30.465955	24.29%	14,692
2015	25.389598	24.512962	-3.45%	16,656
2014	24.433605	25.389598	3.91%	17,495
2013	17.565868	24.433605	39.10%	18,597
2012	15.353767	17.565868	14.41%	20,852
2011	15.445097	15.353767	-0.59%	22,731
2010	12.417560	15.445097	24.38%	24,333
2009	10.047490	12.417560	23.59%	27,509

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	29.817696	28.106737	-5.74%	81,457
2017	24.817938	29.817696	20.15%	90,818
2016	22.474757	24.817938	10.43%	93,572
2015	22.487260	22.474757	-0.06%	109,414
2014	20.056419	22.487260	12.12%	113,639
2013	15.367741	20.056419	30.51%	115,062
2012	13.432892	15.367741	14.40%	138,371
2011	13.338399	13.432892	0.71%	149,333
2010	11.749993	13.338399	13.52%	167,339
2009	9.408908	11.749993	24.88%	189,461
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	22.788284	21.533234	-5.51%	17,752
2017	19.987779	22.788284	14.01%	23,053
2016	18.319336	19.987779	9.11%	25,381
2015	19.144063	18.319336	-4.31%	31,515
2014	17.070347	19.144063	12.15%	37,066
2013	12.854216	17.070347	32.80%	35,281
2012	11.613424	12.854216	10.68%	39,092
2011	11.643316	11.613424	-0.26%	42,851
2010	10.258770	11.643316	13.50%	47,714
2009	7.759012	10.258770	32.22%	53,371
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	28.992728	26.693792	-7.93%	21,962
2017	23.033424	28.992728	25.87%	23,225
2016	21.593890	23.033424	6.67%	24,812
2015	22.398003	21.593890	-3.59%	42,685
2014	20.962374	22.398003	6.85%	41,619
2013	17.510805	20.962374	19.71%	45,032
2012	16.041785	17.510805	9.16%	39,072
2011	14.886421	16.041785	7.76%	31,217
2010	13.059169	14.886421	13.99%	26,230
2009	10.779382	13.059169	21.15%	21,057
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.693917	10.561188	-1.24%	1,964
2017	10.457976	10.693917	2.26%	1,809
2016	9.710616	10.457976	7.70%	1,809
2015	9.922041	9.710616	-2.13%	3,278
2014*	10.000000	9.922041	-0.78%	1,809

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.209495	18.874792	-1.74%	11,931
2017	18.678596	19.209495	2.84%	13,289
2016	18.199321	18.678596	2.63%	15,096
2015	18.455987	18.199321	-1.39%	16,459
2014	17.988385	18.455987	2.60%	20,007
2013	18.011244	17.988385	-0.13%	24,058
2012	16.606775	18.011244	8.46%	34,955
2011	16.426173	16.606775	1.10%	38,690
2010	15.314813	16.426173	7.26%	43,257
2009	12.864153	15.314813	19.05%	56,788
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.496753	15.636738	-5.21%	28,706
2017	14.769421	16.496753	11.70%	34,039
2016	14.191795	14.769421	4.07%	28,259
2015	14.401807	14.191795	-1.46%	18,620
2014	13.962091	14.401807	3.15%	16,017
2013	12.456293	13.962091	12.09%	14,720
2012	11.283081	12.456293	10.40%	12,725
2011	11.446601	11.283081	-1.43%	11,542
2010	10.271440	11.446601	11.44%	15,042
2009	8.369472	10.271440	22.73%	14,512
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.962822	15.764500	-7.06%	11,610
2017	14.732965	16.962822	15.14%	13,680
2016	14.054637	14.732965	4.83%	13,409
2015	14.270433	14.054637	-1.51%	9,786
2014	13.793109	14.270433	3.46%	6,352
2013	12.033611	13.793109	14.62%	4,494
2012	10.755488	12.033611	11.88%	2,462
2011	11.004106	10.755488	-2.26%	2,869
2010	9.720590	11.004106	13.20%	2,931
2009	7.636252	9.720590	27.30%	1,845
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.927820	16.323333	-8.95%	9,975
2017	15.010890	17.927820	19.43%	9,904
2016	14.255562	15.010890	5.30%	9,146
2015	14.470018	14.255562	-1.48%	6,815
2014	13.959719	14.470018	3.66%	5,205
2013	11.623405	13.959719	20.10%	5,339
2012	10.182467	11.623405	14.15%	6,039
2011	10.586110	10.182467	-3.81%	7,652
2010	9.232091	10.586110	14.67%	7,045
2009	7.107434	9.232091	29.89%	4,654

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.990118	11.325144	-5.55%	4,251
2017	10.445752	11.990118	14.78%	4,109
2016*	10.000000	10.445752	4.46%	1,737
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	42.846492	39.603628	-7.57%	0
2017	35.596702	42.846492	20.37%	0
2016	33.369529	35.596702	6.67%	0
2015	33.570468	33.369529	-0.60%	295
2014	30.372074	33.570468	10.53%	307
2013	23.428404	30.372074	29.64%	307
2012	20.378246	23.428404	14.97%	307
2011	21.173161	20.378246	-3.75%	464
2010	18.290160	21.173161	15.76%	464
2009	13.638709	18.290160	34.10%	180,144
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.674518	7.937800	-25.64%	16,622
2017	11.106600	10.674518	-3.89%	18,005
2016	8.415652	11.106600	31.98%	20,092
2015	10.742802	8.415652	-21.66%	20,362
2014	12.458284	10.742802	-13.77%	19,232
2013	10.151943	12.458284	22.72%	15,961
2012	9.806054	10.151943	3.53%	18,821
2011	10.463988	9.806054	-6.29%	22,881
2010	8.883781	10.463988	17.79%	20,020
2009	6.089947	8.883781	45.88%	22,495
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	28.863099	26.132749	-9.46%	35,405
2017	25.883671	28.863099	11.51%	36,455
2016	22.208089	25.883671	16.55%	39,301
2015	23.424187	22.208089	-5.19%	49,154
2014	21.810789	23.424187	7.40%	61,298
2013	17.236232	21.810789	26.54%	70,882
2012	14.879720	17.236232	15.84%	78,595
2011	14.924295	14.879720	-0.30%	86,872
2010	13.118484	14.924295	13.77%	94,354
2009	10.206086	13.118484	28.54%	105,385
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.995431	11.664359	-10.24%	0
2017	11.273485	12.995431	15.27%	0
2016*	10.000000	11.273485	12.73%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	24.195872	26.868706	11.05%	0
2017	18.211607	24.195872	32.86%	0
2016	18.377517	18.211607	-0.90%	0
2015	17.625197	18.377517	4.27%	0
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	7,407
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	30.245733	29.813649	-1.43%	73,579
2017	22.663647	30.245733	33.45%	80,264
2016	22.764142	22.663647	-0.44%	87,245
2015	21.511818	22.764142	5.82%	100,255
2014	19.572288	21.511818	9.91%	113,512
2013	14.536997	19.572288	34.64%	112,327
2012	12.839031	14.536997	13.23%	116,780
2011	12.969774	12.839031	-1.01%	122,574
2010	10.576265	12.969774	22.63%	132,381
2009	8.349186	10.576265	26.67%	145,535
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	19.260401	18.352244	-4.72%	15,855
2017	18.197138	19.260401	5.84%	16,944
2016	16.095045	18.197138	13.06%	18,022
2015	16.917693	16.095045	-4.86%	19,064
2014	16.932558	16.917693	-0.09%	6,130
2013	16.179201	16.932558	4.66%	6,914
2012	14.333160	16.179201	12.88%	7,490
2011	13.951807	14.333160	2.73%	8,363
2010	12.403842	13.951807	12.48%	10,273
2009	8.727615	12.403842	42.12%	11,273
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	15.298808	15.026304	-1.78%	22,392
2017	14.858461	15.298808	2.96%	29,406
2016	14.365993	14.858461	3.43%	29,020
2015	14.636420	14.365993	-1.85%	29,828
2014	14.001074	14.636420	4.54%	30,833
2013	14.436750	14.001074	-3.02%	33,246
2012	13.808516	14.436750	4.55%	41,886
2011	13.029501	13.808516	5.98%	40,282
2010	12.241042	13.029501	6.44%	45,077
2009	10.705483	12.241042	14.34%	41,263

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.581413	18.208916	-15.63%	25,079
2017	18.087069	21.581413	19.32%	26,637
2016	16.320109	18.087069	10.83%	27,063
2015	16.761360	16.320109	-2.63%	28,724
2014	15.966988	16.761360	4.98%	30,237
2013	11.871515	15.966988	34.50%	34,346
2012	10.466139	11.871515	13.43%	40,682
2011	11.858536	10.466139	-11.74%	45,086
2010	9.320984	11.858536	27.22%	45,115
2009	6.734567	9.320984	38.41%	42,422
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	23.115987	19.447651	-15.87%	7,095
2017	17.973488	23.115987	28.61%	8,876
2016	19.163475	17.973488	-6.21%	10,656
2015	18.732561	19.163475	2.30%	11,741
2014	20.634459	18.732561	-9.22%	920
2013	16.010859	20.634459	28.88%	1,055
2012	13.437340	16.010859	19.15%	1,056
2011	16.422741	13.437340	-18.18%	1,056
2010	14.703338	16.422741	11.69%	1,802
2009	11.764171	14.703338	24.98%	2,217
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.210360	9.440832	-7.54%	0
2017*	10.000000	10.210360	2.10%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	28.111842	22.971000	-18.29%	3,468
2017	23.855265	28.111842	17.84%	3,627
2016	22.042675	23.855265	8.22%	4,399
2015	23.001774	22.042675	-4.17%	4,871
2014	21.809763	23.001774	5.47%	6,111
2013	16.913919	21.809763	28.95%	8,129
2012	13.462599	16.913919	25.64%	9,376
2011	14.940933	13.462599	-9.89%	10,517
2010	11.952611	14.940933	25.00%	11,913
2009	7.682281	11.952611	55.59%	15,831
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.686860	13.116311	-10.69%	4,119
2017	13.267937	14.686860	10.69%	4,256
2016	11.858820	13.267937	11.88%	4,507
2015	12.791557	11.858820	-7.29%	4,573
2014	12.582030	12.791557	1.67%	5,129
2013	10.283833	12.582030	22.35%	4,501
2012	9.020633	10.283833	14.00%	2,012
2011	9.268258	9.020633	-2.67%	2,014
2010	8.504046	9.268258	8.99%	319
2009	6.604890	8.504046	28.75%	251

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.464056	16.519149	-5.41%	24,962
2017	16.108477	17.464056	8.42%	25,771
2016	14.291261	16.108477	12.72%	31,454
2015	15.554820	14.291261	-8.12%	37,920
2014	15.041481	15.554820	3.41%	39,185
2013	13.354649	15.041481	12.63%	35,448
2012	11.992969	13.354649	11.35%	30,232
2011	11.849673	11.992969	1.21%	31,645
2010	10.639189	11.849673	11.38%	26,514
2009	7.937530	10.639189	34.04%	22,650
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	20.191585	17.388149	-13.88%	7,981
2017	18.459569	20.191585	9.38%	8,159
2016	14.343690	18.459569	28.69%	10,672
2015	15.667955	14.343690	-8.45%	17,074
2014	15.760233	15.667955	-0.59%	17,763
2013	11.702666	15.760233	34.67%	22,189
2012	10.000281	11.702666	17.02%	23,114
2011	10.511650	10.000281	-4.86%	24,958
2010	8.293287	10.511650	26.75%	25,751
2009	6.495824	8.293287	27.67%	27,214
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.981708	9.972487	-16.77%	7,582
2017	8.632409	11.981708	38.80%	8,404
2016	7.435653	8.632409	16.09%	8,439
2015	9.356320	7.435653	-20.53%	10,686
2014*	10.000000	9.356320	-6.44%	10,664
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	19.909600	16.674487	-16.25%	0
2017	17.211190	19.909600	15.68%	0
2016	16.197685	17.211190	6.26%	0
2015	17.489416	16.197685	-7.39%	0
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.790986	8.183312	-16.42%	12,354
2017	8.487712	9.790986	15.35%	12,743
2016	8.011345	8.487712	5.95%	14,945
2015	8.667290	8.011345	-7.57%	22,205
2014*	10.000000	8.667290	-13.33%	23,185

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.706082	9.779767	0.76%	26,339
2017	9.633183	9.706082	0.76%	30,432
2016	9.466771	9.633183	1.76%	34,772
2015	10.007714	9.466771	-5.41%	46,149
2014*	10.000000	10.007714	0.08%	42,666
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.415636	9.772763	-6.17%	0
2017	10.163024	10.415636	2.49%	0
2016	10.330904	10.163024	-1.63%	1,235
2015	10.261380	10.330904	0.68%	1,235
2014	9.918609	10.261380	3.46%	0
2013*	10.000000	9.918609	-0.81%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.747060	13.385773	-9.23%	0
2017	12.965781	14.747060	13.74%	0
2016	11.883212	12.965781	9.11%	0
2015	12.102087	11.883212	-1.81%	0
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.349166	17.767067	-8.18%	0
2017	15.700461	19.349166	23.24%	0
2016	14.617754	15.700461	7.41%	0
2015	14.799559	14.617754	-1.23%	0
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.908222	16.687240	-6.82%	0
2017	15.837403	17.908222	13.08%	947
2016	14.832362	15.837403	6.78%	948
2015	14.988856	14.832362	-1.04%	949
2014	14.209683	14.988856	5.48%	950
2013	12.573199	14.209683	13.02%	951
2012	11.227963	12.573199	11.98%	952
2011	11.284535	11.227963	-0.50%	953
2010	10.325228	11.284535	9.29%	955
2009	8.314433	10.325228	24.18%	956
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.965575	18.521317	-11.66%	0
2017	18.478581	20.965575	13.46%	0
2016	15.232866	18.478581	21.31%	0
2015	16.170188	15.232866	-5.80%	0
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	20.142930	19.089373	-5.23%	0
2017	19.180952	20.142930	5.02%	0
2016	16.511010	19.180952	16.17%	0
2015	17.390452	16.511010	-5.06%	0
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	23.111347	19.950876	-13.67%	0
2017	22.545671	23.111347	2.51%	0
2016	18.014332	22.545671	25.15%	0
2015	19.515500	18.014332	-7.69%	0
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.929233	19.723482	-13.98%	0
2017	20.398857	22.929233	12.40%	0
2016	16.279946	20.398857	25.30%	0
2015	17.669820	16.279946	-7.87%	0
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.612820	18.274858	-11.34%	0
2017	17.038582	20.612820	20.98%	0
2016	15.192140	17.038582	12.15%	0
2015	15.570417	15.192140	-2.43%	0
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.462225	19.490534	-4.75%	0
2017	15.909700	20.462225	28.61%	0
2016	14.803308	15.909700	7.47%	0
2015	14.196110	14.803308	4.28%	0
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.707540	17.771847	-5.00%	340
2017	14.898027	18.707540	25.57%	0
2016	14.772922	14.898027	0.85%	0
2015	14.267087	14.772922	3.55%	0
2014	13.343116	14.267087	6.92%	0
2013	9.655742	13.343116	38.19%	0
2012*	10.000000	9.655742	-3.44%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.554896	13.501585	-7.24%	0
2017	13.024215	14.554896	11.75%	0
2016	12.911954	13.024215	0.87%	0
2015	13.258412	12.911954	-2.61%	0
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.583781	22.524603	-0.26%	0
2017	19.724097	22.583781	14.50%	0
2016	22.535808	19.724097	-12.48%	0
2015	22.098985	22.535808	1.98%	0
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	26.789773	22.514301	-15.96%	0
2017	22.032519	26.789773	21.59%	0
2016	22.389251	22.032519	-1.59%	0
2015	23.193214	22.389251	-3.47%	0
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.637469	13.663723	-12.62%	3,272
2017	13.797174	15.637469	13.34%	3,453
2016	12.333799	13.797174	11.86%	3,597
2015	13.035277	12.333799	-5.38%	3,759
2014	12.659081	13.035277	2.97%	3,940
2013	9.968791	12.659081	26.99%	4,116
2012*	10.000000	9.968791	-0.31%	860

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.804510	15.634450	-6.96%	126
2017	13.917796	16.804510	20.74%	129
2016	13.999135	13.917796	-0.58%	130
2015	14.015979	13.999135	-0.12%	1,941
2014	13.166297	14.015979	6.45%	1,755
2013	9.750436	13.166297	35.03%	1,826
2012*	10.000000	9.750436	-2.50%	1,833
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	30.092559	28.126766	-6.53%	4,978
2017	25.738494	30.092559	16.92%	6,249
2016	26.723418	25.738494	-3.69%	8,425
2015	29.496223	26.723418	-9.40%	9,971
2014	31.497767	29.496223	-6.35%	13,330
2013	25.464425	31.497767	23.69%	16,078
2012	21.616209	25.464425	17.80%	14,888
2011	23.565299	21.616209	-8.27%	13,657
2010	21.936284	23.565299	7.43%	11,206
2009	17.746584	21.936284	23.61%	1,824
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	29.305283	28.353828	-3.25%	6,048
2017	27.789356	29.305283	5.46%	4,532
2016	24.195340	27.789356	14.85%	5,304
2015	26.179812	24.195340	-7.58%	5,087
2014	25.989367	26.179812	0.73%	7,023
2013	23.793529	25.989367	9.23%	4,652
2012	20.288916	23.793529	17.27%	3,040
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.836295	29.474081	-1.21%	2,965
2017	23.785140	29.836295	25.44%	982
2016	22.674405	23.785140	4.90%	685
2015	24.345368	22.674405	-6.86%	9,046
2014	22.831846	24.345368	6.63%	7,760
2013	17.775738	22.831846	28.44%	6,587
2012	15.835673	17.775738	12.25%	110
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.113382	9.867861	-2.43%	9,365
2017	9.898828	10.113382	2.17%	10,956
2016	9.796037	9.898828	1.05%	12,937
2015*	10.000000	9.796037	-2.04%	11,467

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	22.007736	22.127157	0.54%	58,715
2017	17.125916	22.007736	28.51%	66,410
2016	16.994499	17.125916	0.77%	65,576
2015	15.358775	16.994499	10.65%	61,791
2014	14.324490	15.358775	7.22%	62,914
2013	11.071529	14.324490	29.38%	71,157
2012	9.043079	11.071529	22.43%	75,171
2011	9.830478	9.043079	-8.01%	83,012
2010	9.339638	9.830478	5.26%	84,053
2009	6.470744	9.339638	44.34%	82,636
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.992726	12.959239	-0.26%	37,673
2017	9.069797	12.992726	43.25%	39,095
2016	8.058768	9.069797	12.55%	40,703
2015	7.790605	8.058768	3.44%	37,831
2014	7.207512	7.790605	8.09%	39,273
2013	5.385409	7.207512	33.83%	42,053
2012	4.572591	5.385409	17.78%	46,034
2011	5.064122	4.572591	-9.71%	12,788
2010	4.118270	5.064122	22.97%	15,724
2009	2.655358	4.118270	55.09%	19,052
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.840101	11.609347	-16.12%	49,786
2017	10.703466	13.840101	29.30%	57,809
2016	11.606127	10.703466	-7.78%	65,017
2015	12.874715	11.606127	-9.85%	73,603
2014	14.817649	12.874715	-13.11%	76,462
2013	13.116747	14.817649	12.97%	81,121
2012	11.724339	13.116747	11.88%	86,796
2011	17.529179	11.724339	-33.12%	14,787
2010	14.184381	17.529179	23.58%	16,720
2009	8.013182	14.184381	77.01%	19,561
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	31.860585	27.764629	-12.86%	12,585
2017	28.330598	31.860585	12.46%	13,714
2016	24.987351	28.330598	13.38%	14,258
2015	25.967574	24.987351	-3.77%	15,361
2014	22.821922	25.967574	13.78%	17,378
2013	17.450587	22.821922	30.78%	17,519
2012	14.665682	17.450587	18.99%	13,809
2011	14.522134	14.665682	0.99%	11,588
2010	11.899937	14.522134	22.04%	11,181
2009	9.501691	11.899937	25.24%	12,399

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.281866	9.082046	-19.50%	1,824
2017	8.928312	11.281866	26.36%	2,012
2016	7.477973	8.928312	19.39%	1,878
2015	9.462866	7.477973	-20.98%	1,487
2014*	10.000000	9.462866	-5.37%	468
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.251171	10.028624	-2.17%	0
2017	9.984326	10.251171	2.67%	1,270
2016*	10.000000	9.984326	-0.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.979338	16.494780	-2.85%	5,008
2017	13.596154	16.979338	24.88%	4,747
2016	12.641599	13.596154	7.55%	4,785
2015	13.069092	12.641599	-3.27%	13,726
2014	14.292266	13.069092	-8.56%	9,969
2013	10.238380	14.292266	39.59%	9,717
2012*	10.000000	10.238380	2.38%	696
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	21.910392	19.414044	-11.39%	53,325
2017	18.887838	21.910392	16.00%	53,908
2016	16.793519	18.887838	12.47%	56,749
2015	17.149072	16.793519	-2.07%	49,643
2014	15.742473	17.149072	8.94%	46,053
2013	11.744873	15.742473	34.04%	47,893
2012	10.253344	11.744873	14.55%	50,561
2011	10.420990	10.253344	-1.61%	53,203
2010	9.478975	10.420990	9.94%	52,980
2009	7.831075	9.478975	21.04%	48,238
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.424056	18.224748	-10.77%	26,281
2017	16.291646	20.424056	25.37%	29,383
2016	15.871014	16.291646	2.65%	28,382
2015	15.101235	15.871014	5.10%	23,944
2014	15.105813	15.101235	-0.03%	21,999
2013	11.972877	15.105813	26.17%	18,412
2012	10.447976	11.972877	14.60%	13,352
2011	10.760516	10.447976	-2.90%	10,751
2010*	10.000000	10.760516	7.61%	1,370

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	14.211058	13.955273	-1.80%	892
2017	13.531177	14.211058	5.02%	1,670
2016	12.899855	13.531177	4.89%	1,517
2015	13.135450	12.899855	-1.79%	1,531
2014	12.320481	13.135450	6.61%	1,731
2013	12.503450	12.320481	-1.46%	874
2012	11.558139	12.503450	8.18%	1,229
2011	11.067196	11.558139	4.44%	2,541
2010	10.449346	11.067196	5.91%	2,558
2009	9.641045	10.449346	8.38%	3,040
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	51.076772	46.979786	-8.02%	249
2017	47.096320	51.076772	8.45%	265
2016	43.094283	47.096320	9.29%	331
2015	44.087488	43.094283	-2.25%	388
2014	43.331851	44.087488	1.74%	392
2013	48.039311	43.331851	-9.80%	447
2012	41.199539	48.039311	16.60%	567
2011	38.939037	41.199539	5.81%	663
2010	35.894065	38.939037	8.48%	727
2009	27.887028	35.894065	28.71%	766
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.411184	9.478930	-8.95%	3,843
2017	9.358081	10.411184	11.25%	0
2016	8.234226	9.358081	13.65%	0
2015*	10.000000	8.234226	-17.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.830715	17.402374	-7.59%	0
2017	16.406320	18.830715	14.78%	0
2016	15.720015	16.406320	4.37%	0
2015	16.989426	15.720015	-7.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.823478	24.930706	-10.40%	50,704
2017	25.899380	27.823478	7.43%	57,488
2016	21.753719	25.899380	19.06%	64,330
2015	22.989733	21.753719	-5.38%	69,540
2014	20.559998	22.989733	11.82%	75,708
2013	15.768990	20.559998	30.38%	82,160
2012	13.912879	15.768990	13.34%	85,271
2011	13.983976	13.912879	-0.51%	94,365
2010	12.467890	13.983976	12.16%	108,556
2009*	10.000000	12.467890	24.68%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.315015	17.201856	-6.08%	58,699
2017	16.000522	18.315015	14.47%	59,135
2016	14.849732	16.000522	7.75%	55,899
2015	14.876089	14.849732	-0.18%	33,366
2014	14.333814	14.876089	3.78%	36,842
2013	11.761815	14.333814	21.87%	35,501
2012	10.282856	11.761815	14.38%	19,219
2011	10.306485	10.282856	-0.23%	22,351
2010	9.307778	10.306485	10.73%	19,140
2009	7.629628	9.307778	22.00%	21,225
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.189307	11.919041	-2.22%	3,407
2017	11.947024	12.189307	2.03%	3,755
2016	11.773591	11.947024	1.47%	4,406
2015	11.938142	11.773591	-1.38%	5,863
2014	11.504300	11.938142	3.77%	7,507
2013	11.945598	11.504300	-3.69%	13,564
2012	11.513086	11.945598	3.76%	17,660
2011	11.016128	11.513086	4.51%	19,695
2010	10.514432	11.016128	4.77%	21,254
2009	9.484428	10.514432	10.86%	21,261
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.247212	19.022635	-10.47%	32,631
2017	16.411534	21.247212	29.47%	29,966
2016	16.570921	16.411534	-0.96%	31,131
2015	15.734209	16.570921	5.32%	31,545
2014	15.630348	15.734209	0.66%	31,590
2013	12.291636	15.630348	27.16%	37,982
2012	10.185364	12.291636	20.68%	30,348
2011	11.361285	10.185364	-10.35%	39,040
2010	10.326441	11.361285	10.02%	35,742
2009	7.377345	10.326441	39.98%	39,023
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.559589	21.170405	-1.81%	30,387
2017	17.065869	21.559589	26.33%	32,576
2016	15.829159	17.065869	7.81%	37,115
2015	15.046269	15.829159	5.20%	49,730
2014	14.085094	15.046269	6.82%	50,728
2013	10.993629	14.085094	28.12%	50,480
2012	9.473308	10.993629	16.05%	45,075
2011	10.054668	9.473308	-5.78%	47,730
2010	8.605881	10.054668	16.83%	41,787
2009	6.273149	8.605881	37.19%	39,816

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.039988	17.441755	-3.32%	8,050
2017	14.967386	18.039988	20.53%	8,389
2016	13.629860	14.967386	9.81%	11,166
2015	13.640203	13.629860	-0.08%	12,236
2014	12.518558	13.640203	8.96%	13,019
2013	9.524179	12.518558	31.44%	15,466
2012	8.230825	9.524179	15.71%	6,804
2011	8.516788	8.230825	-3.36%	8,743
2010	7.763734	8.516788	9.70%	9,772
2009	6.009658	7.763734	29.19%	10,450
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.493310	19.781353	-3.47%	19,633
2017	19.496656	20.493310	5.11%	20,190
2016	18.153193	19.496656	7.40%	23,925
2015	18.910970	18.153193	-4.01%	27,503
2014	18.415772	18.910970	2.69%	27,621
2013	18.841871	18.415772	-2.26%	28,157
2012	16.981414	18.841871	10.96%	29,177
2011	16.275553	16.981414	4.34%	27,621
2010	14.888534	16.275553	9.32%	27,640
2009	12.109454	14.888534	22.95%	26,184
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.302170	23.194834	-8.33%	24,738
2017	21.691984	25.302170	16.64%	27,124
2016	18.614126	21.691984	16.54%	30,822
2015	20.096548	18.614126	-7.38%	46,673
2014	18.622939	20.096548	7.91%	52,419
2013	13.889342	18.622939	34.08%	53,220
2012	11.861182	13.889342	17.10%	53,378
2011	12.284516	11.861182	-3.45%	56,608
2010	10.734303	12.284516	14.44%	66,690
2009	8.447508	10.734303	27.07%	76,868
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.825874	10.698939	-9.53%	13
2017	10.101055	11.825874	17.08%	13
2016*	10.000000	10.101055	1.01%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.497459	23.488018	-4.12%	6,811
2017	23.213161	24.497459	5.53%	7,143
2016	20.570462	23.213161	12.85%	7,485
2015	21.366878	20.570462	-3.73%	7,700
2014	21.077883	21.366878	1.37%	9,244
2013	19.914690	21.077883	5.84%	2,567
2012	17.586849	19.914690	13.24%	2,729
2011	17.136752	17.586849	2.63%	2,960
2010	15.320693	17.136752	11.85%	3,607
2009	10.615762	15.320693	44.32%	5,301
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.219206	17.150306	-5.87%	22,761
2017	14.761635	18.219206	23.42%	24,508
2016	13.144900	14.761635	12.30%	26,470
2015	13.442964	13.144900	-2.22%	29,869
2014	12.757430	13.442964	5.37%	33,734
2013	8.973594	12.757430	42.17%	36,773
2012	7.763025	8.973594	15.59%	43,300
2011	8.885547	7.763025	-12.63%	47,156
2010	7.775357	8.885547	14.28%	53,541
2009	5.142379	7.775357	51.20%	71,139
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.592804	12.762838	-6.11%	3,783
2017	11.021558	13.592804	23.33%	0
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.372819	18.039950	-6.88%	4,155
2017	16.521504	19.372819	17.26%	4,181
2016	15.178372	16.521504	8.85%	4,810
2015	15.404841	15.178372	-1.47%	7,044
2014	14.090130	15.404841	9.33%	6,653
2013	10.271939	14.090130	37.17%	6,562
2012	9.320014	10.271939	10.21%	6,477
2011	9.737863	9.320014	-4.29%	6,860
2010	7.971380	9.737863	22.16%	7,370
2009	6.130791	7.971380	30.02%	11,950
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.982846	14.100444	-11.78%	6,053
2017	13.496191	15.982846	18.42%	5,255
2016	12.599046	13.496191	7.12%	4,660
2015	12.973144	12.599046	-2.88%	12,240
2014	12.559301	12.973144	3.30%	10,733
2013	9.812976	12.559301	27.99%	12,843
2012	8.546808	9.812976	14.81%	11,621
2011	9.235097	8.546808	-7.45%	12,086
2010	8.127013	9.235097	13.63%	11,138
2009	6.363626	8.127013	27.71%	1,281

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.567286	13.501284	-7.32%	3,708
2017	13.151370	14.567286	10.77%	4,221
2016	12.538101	13.151370	4.89%	3,727
2015	12.819763	12.538101	-2.20%	3,637
2014	12.434537	12.819763	3.10%	4,069
2013	10.971118	12.434537	13.34%	4,524
2012	9.993661	10.971118	9.78%	5,393
2011	10.247522	9.993661	-2.48%	5,859
2010	9.389621	10.247522	9.14%	4,902
2009	7.927537	9.389621	18.44%	1,646
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.476198	14.049013	-9.22%	2,301
2017	13.518988	15.476198	14.48%	4,695
2016	12.742843	13.518988	6.09%	5,181
2015	13.064675	12.742843	-2.46%	4,667
2014	12.623676	13.064675	3.49%	5,964
2013	10.532766	12.623676	19.85%	10,431
2012	9.376385	10.532766	12.33%	8,353
2011	9.823944	9.376385	-4.56%	8,006
2010	8.842676	9.823944	11.10%	5,953
2009	7.204634	8.842676	22.74%	1,337
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.894265	12.413160	-3.73%	913
2017	12.264060	12.894265	5.14%	1,644
2016	11.859292	12.264060	3.41%	473
2015	12.085949	11.859292	-1.88%	569
2014	11.831794	12.085949	2.15%	3,491
2013	11.406770	11.831794	3.73%	3,502
2012	10.734806	11.406770	6.26%	3,850
2011	10.708329	10.734806	0.25%	4,546
2010	10.143105	10.708329	5.57%	3,868
2009	9.078992	10.143105	11.72%	6,052
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.268198	11.275995	-8.09%	0
2017	10.813782	12.268198	13.45%	0
2016	10.363390	10.813782	4.35%	0
2015	10.954322	10.363390	-5.39%	0
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.598315	11.571843	-8.15%	0
2017	10.819573	12.598315	16.44%	0
2016	10.304924	10.819573	4.99%	0
2015	10.959248	10.304924	-5.97%	0
2014	10.975511	10.959248	-0.15%	0
2013*	10.000000	10.975511	9.76%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.061604	13.832436	-8.16%	17,651
2017	13.368844	15.061604	12.66%	15,891
2016	12.670096	13.368844	5.51%	14,507
2015	12.955579	12.670096	-2.20%	15,945
2014	12.533509	12.955579	3.37%	15,691
2013	10.762993	12.533509	16.45%	15,490
2012	9.689863	10.762993	11.07%	12,990
2011	10.036480	9.689863	-3.45%	11,989
2010	9.116587	10.036480	10.09%	13,267
2009	7.562819	9.116587	20.54%	11,243
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.704238	14.047477	-10.55%	7,405
2017	13.455170	15.704238	16.72%	7,502
2016	12.650899	13.455170	6.36%	8,047
2015	12.993982	12.650899	-2.64%	8,685
2014	12.571666	12.993982	3.36%	11,074
2013	10.233532	12.571666	22.85%	11,351
2012	9.035018	10.233532	13.27%	11,129
2011	9.587811	9.035018	-5.77%	10,240
2010	8.559890	9.587811	12.01%	7,705
2009	6.841204	8.559890	25.12%	4,062
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.066362	13.241451	-5.86%	2,799
2017	12.949443	14.066362	8.63%	2,992
2016	12.358450	12.949443	4.78%	2,975
2015	12.636825	12.358450	-2.20%	3,870
2014	12.282434	12.636825	2.89%	15,777
2013	11.169980	12.282434	9.96%	15,526
2012	10.268845	11.169980	8.78%	14,518
2011	10.416230	10.268845	-1.41%	1,371
2010	9.664334	10.416230	7.78%	688
2009	8.307908	9.664334	16.33%	125
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.385447	13.175216	-1.57%	3,506
2017	12.970461	13.385447	3.20%	4,774
2016	12.455076	12.970461	4.14%	5,280
2015	12.691380	12.455076	-1.86%	5,313
2014	12.221225	12.691380	3.85%	3,808
2013	12.604338	12.221225	-3.04%	3,600
2012	11.833771	12.604338	6.51%	4,025
2011	11.230444	11.833771	5.37%	3,731
2010	10.612240	11.230444	5.83%	3,823
2009	9.868797	10.612240	7.53%	5,947

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.914804	13.553996	-2.59%	5,516
2017	13.565257	13.914804	2.58%	7,152
2016	13.279654	13.565257	2.15%	8,090
2015	13.503984	13.279654	-1.66%	14,998
2014	13.025248	13.503984	3.68%	14,587
2013	13.452380	13.025248	-3.18%	14,701
2012	12.704929	13.452380	5.88%	8,962
2011	12.119428	12.704929	4.83%	7,004
2010	11.340265	12.119428	6.87%	6,061
2009	9.852755	11.340265	15.10%	2,935
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.784744	10.462003	-11.22%	0
2017	10.112812	11.784744	16.53%	0
2016	9.184290	10.112812	10.11%	0
2015*	10.000000	9.184290	-8.16%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.352789	10.344179	-8.88%	0
2017	10.088988	11.352789	12.53%	0
2016	9.383217	10.088988	7.52%	0
2015*	10.000000	9.383217	-6.17%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.760754	30.018060	-2.41%	135,514
2017	24.441866	30.760754	25.85%	157,858
2016	23.858806	24.441866	2.44%	176,808
2015	22.966685	23.858806	3.88%	191,105
2014	21.354697	22.966685	7.55%	204,902
2013	15.802870	21.354697	35.13%	230,529
2012	13.470193	15.802870	17.32%	257,023
2011	13.937912	13.470193	-3.36%	287,767
2010	12.959566	13.937912	7.55%	341,237
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	26.859583	21.924926	-18.37%	18,335
2017	19.201788	26.859583	39.88%	19,093
2016	18.033013	19.201788	6.48%	21,808
2015	21.716632	18.033013	-16.96%	27,467
2014	23.249522	21.716632	-6.59%	27,369
2013	23.345909	23.249522	-0.41%	31
2012	20.148936	23.345909	15.87%	31
2011	26.258281	20.148936	-23.27%	32
2010	22.865016	26.258281	14.84%	347
2009	14.163501	22.865016	61.44%	382

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.453970	16.255904	-1.20%	42,068
2017	16.305020	16.453970	0.91%	47,777
2016	16.372758	16.305020	-0.41%	54,794
2015	16.581271	16.372758	-1.26%	60,174
2014	16.041237	16.581271	3.37%	61,761
2013	16.913796	16.041237	-5.16%	67,598
2012	16.603506	16.913796	1.87%	76,908
2011	15.659998	16.603506	6.02%	88,686
2010	15.119205	15.659998	3.58%	94,196
2009	14.894664	15.119205	1.51%	104,532
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	11.049570	11.073696	0.22%	70,736
2017	11.130859	11.049570	-0.73%	62,958
2016	11.259144	11.130859	-1.14%	85,910
2015	11.390129	11.259144	-1.15%	84,847
2014	11.522637	11.390129	-1.15%	74,953
2013	11.656682	11.522637	-1.15%	76,306
2012	11.792667	11.656682	-1.15%	70,873
2011	11.929477	11.792667	-1.15%	94,875
2010	12.068244	11.929477	-1.15%	121,071
2009	12.203522	12.068244	-1.11%	156,779
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.913396	14.288395	-15.52%	13,656
2017	13.424230	16.913396	25.99%	13,429
2016	13.463009	13.424230	-0.29%	14,940
2015	14.049122	13.463009	-4.17%	18,219
2014	14.276586	14.049122	-1.59%	20,082
2013	12.256900	14.276586	16.48%	606
2012	10.725747	12.256900	14.28%	858
2011	12.024469	10.725747	-10.80%	1,291
2010	10.737210	12.024469	11.99%	41
2009	8.373358	10.737210	28.23%	189
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.884646	10.087724	-15.12%	960
2017	9.660025	11.884646	23.03%	1,805
2016	9.721257	9.660025	-0.63%	1,837
2015	9.972865	9.721257	-2.52%	1,255
2014	10.754329	9.972865	-7.27%	1,496
2013	8.990410	10.754329	19.62%	1,510
2012	7.694006	8.990410	16.85%	2,610
2011	8.930901	7.694006	-13.85%	3,166
2010	8.412370	8.930901	6.16%	4,849
2009	6.617105	8.412370	27.13%	5,762

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	24.485723	22.059502	-9.91%	60,150
2017	20.915226	24.485723	17.07%	53,888
2016	19.327965	20.915226	8.21%	51,739
2015	19.749950	19.327965	-2.14%	55,183
2014	19.030951	19.749950	3.78%	66,155
2013	15.129824	19.030951	25.78%	72,714
2012	13.206056	15.129824	14.57%	72,600
2011	13.906069	13.206056	-5.03%	73,363
2010	12.272451	13.906069	13.31%	81,357
2009	9.759958	12.272451	25.74%	86,615
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.852396	16.790251	-5.95%	5,380
2017	16.250688	17.852396	9.86%	6,848
2016	15.464566	16.250688	5.08%	5,966
2015	15.671697	15.464566	-1.32%	1,041
2014	15.158944	15.671697	3.38%	1,483
2013	13.520328	15.158944	12.12%	1,408
2012	12.504317	13.520328	8.13%	1,363
2011	12.538559	12.504317	-0.27%	1,363
2010	11.550746	12.538559	8.55%	854
2009*	10.000000	11.550746	15.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.276316	19.669523	-7.55%	779
2017	18.746995	21.276316	13.49%	623
2016	17.602214	18.746995	6.50%	545
2015	17.902199	17.602214	-1.68%	463
2014	17.213315	17.902199	4.00%	371
2013	14.572666	17.213315	18.12%	304
2012	13.133714	14.572666	10.96%	524
2011	13.411681	13.133714	-2.07%	620
2010	12.110672	13.411681	10.74%	532
2009*	10.000000	12.110672	21.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.428058	14.974674	-2.94%	25,581
2017	14.767849	15.428058	4.47%	30,170
2016	14.328278	14.767849	3.07%	31,208
2015	14.456690	14.328278	-0.89%	27,121
2014	14.077231	14.456690	2.70%	21,478
2013	13.584624	14.077231	3.63%	17,595
2012	13.066756	13.584624	3.96%	20,584
2011	12.842069	13.066756	1.75%	23,252
2010	12.268517	12.842069	4.67%	26,211
2009	11.377644	12.268517	7.83%	21,210

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.176209	11.358351	-6.72%	0
2017	10.801883	12.176209	12.72%	0
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	0
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.557899	11.661195	-7.14%	7,295
2017	10.861216	12.557899	15.62%	6,073
2016	10.273175	10.861216	5.72%	4,815
2015	10.820654	10.273175	-5.06%	3,455
2014	10.759988	10.820654	0.56%	2,157
2013*	10.000000	10.759988	7.60%	829
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.604603	19.209551	-6.77%	66,870
2017	18.457670	20.604603	11.63%	77,752
2016	17.427028	18.457670	5.91%	87,454
2015	17.688977	17.427028	-1.48%	113,324
2014	17.013287	17.688977	3.97%	136,708
2013	14.757414	17.013287	15.29%	146,269
2012	13.472820	14.757414	9.53%	167,602
2011	13.634749	13.472820	-1.19%	183,441
2010	12.436081	13.634749	9.64%	217,836
2009	10.560036	12.436081	17.77%	232,415
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.108227	21.076182	-8.79%	115,960
2017	20.034783	23.108227	15.34%	130,136
2016	18.682677	20.034783	7.24%	138,130
2015	19.038976	18.682677	-1.87%	152,986
2014	18.350812	19.038976	3.75%	169,011
2013	15.169663	18.350812	20.97%	180,606
2012	13.490265	15.169663	12.45%	172,726
2011	13.943413	13.490265	-3.25%	210,182
2010	12.501126	13.943413	11.54%	218,146
2009	10.166666	12.501126	22.96%	222,675
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.227517	17.344396	-4.84%	17,749
2017	16.883783	18.227517	7.96%	20,898
2016	16.158196	16.883783	4.49%	16,239
2015	16.351174	16.158196	-1.18%	40,142
2014	15.792911	16.351174	3.53%	43,036
2013	14.459153	15.792911	9.22%	54,868
2012	13.539227	14.459153	6.79%	57,153
2011	13.419623	13.539227	0.89%	58,024
2010	12.510267	13.419623	7.27%	66,857
2009	11.047191	12.510267	13.24%	71,551

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.990647	11.280690	-5.92%	0
2017	10.318553	11.990647	16.20%	0
2016	9.616317	10.318553	7.30%	0
2015	9.951825	9.616317	-3.37%	0
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.146444	12.659846	-3.70%	0
2017	10.927974	13.146444	20.30%	0
2016	10.045670	10.927974	8.78%	0
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	58.668977	51.388764	-12.41%	20,049
2017	51.261057	58.668977	14.45%	20,440
2016	43.109244	51.261057	18.91%	21,375
2015	44.744704	43.109244	-3.66%	23,757
2014	41.368211	44.744704	8.16%	26,283
2013	31.454297	41.368211	31.52%	27,100
2012	27.087971	31.454297	16.12%	29,187
2011	28.117858	27.087971	-3.66%	30,856
2010	22.539123	28.117858	24.75%	34,700
2009	16.673054	22.539123	35.18%	42,407
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.689169	17.910106	-17.42%	11,075
2017	17.444746	21.689169	24.33%	15,354
2016	18.029705	17.444746	-3.24%	16,279
2015	18.329520	18.029705	-1.64%	19,539
2014	18.731605	18.329520	-2.15%	20,544
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.712012	8.770969	-18.12%	14,847
2017	8.815347	10.712012	21.52%	16,919
2016	8.474771	8.815347	4.02%	18,525
2015	9.035959	8.474771	-6.21%	21,054
2014*	10.000000	9.035959	-9.64%	22,538

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.739244	18.910646	-4.20%	25,552
2017	15.336080	19.739244	28.71%	27,950
2016	15.181563	15.336080	1.02%	30,764
2015	14.848238	15.181563	2.24%	32,187
2014	13.601544	14.848238	9.17%	36,793
2013	10.211992	13.601544	33.19%	40,071
2012	8.878946	10.211992	15.01%	47,263
2011	9.250880	8.878946	-4.02%	51,798
2010	8.101826	9.250880	14.18%	56,498
2009	6.315495	8.101826	28.28%	18,169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.626220	18.025759	-12.61%	3,381
2017	18.217178	20.626220	13.22%	3,705
2016	15.838868	18.217178	15.02%	4,322
2015	16.544475	15.838868	-4.26%	4,117
2014	15.144082	16.544475	9.25%	10,916
2013	11.311541	15.144082	33.88%	11,001
2012	9.713452	11.311541	16.45%	9,887
2011	10.434580	9.713452	-6.91%	8,693
2010*	10.000000	10.434580	4.35%	8,786
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.180002	14.978627	-12.81%	0
2017	15.196797	17.180002	13.05%	0
2016	13.247487	15.196797	14.71%	0
2015	13.878543	13.247487	-4.55%	0
2014	12.735469	13.878543	8.98%	0
2013	9.541471	12.735469	33.47%	0
2012	8.208690	9.541471	16.24%	0
2011	8.842733	8.208690	-7.17%	208
2010	7.934264	8.842733	11.45%	622
2009	6.299706	7.934264	25.95%	209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.548593	17.998710	-7.93%	44,051
2017	15.481211	19.548593	26.27%	51,170
2016	14.709770	15.481211	5.24%	64,137
2015	14.908488	14.709770	-1.33%	73,258
2014	14.496976	14.908488	2.84%	82,611
2013	10.554944	14.496976	37.35%	90,576
2012	9.292992	10.554944	13.58%	105,406
2011	9.816061	9.292992	-5.33%	115,419
2010	7.830213	9.816061	25.36%	126,685
2009	6.231294	7.830213	25.66%	140,055

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.126129	18.993158	-14.16%	31,744
2017	19.661842	22.126129	12.53%	34,910
2016	16.914135	19.661842	16.25%	39,641
2015	17.619336	16.914135	-4.00%	49,240
2014	15.231863	17.619336	15.67%	51,334
2013	11.357084	15.231863	34.12%	54,812
2012	9.875328	11.357084	15.00%	61,964
2011	10.227396	9.875328	-3.44%	77,073
2010	8.648417	10.227396	18.26%	93,110
2009	6.705806	8.648417	28.97%	100,824
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	29.991687	27.291046	-9.00%	7,630
2017	24.286189	29.991687	23.49%	8,376
2016	22.684070	24.286189	7.06%	9,460
2015	22.775759	22.684070	-0.40%	9,125
2014	22.410648	22.775759	1.63%	9,727
2013	15.712292	22.410648	42.63%	11,404
2012	14.012537	15.712292	12.13%	14,278
2011	14.267718	14.012537	-1.79%	15,893
2010	11.505620	14.267718	24.01%	17,403
2009	9.131786	11.505620	26.00%	18,979
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	68.817277	56.489487	-17.91%	14,761
2017	63.830511	68.817277	7.81%	18,757
2016	51.274287	63.830511	24.49%	19,511
2015	55.194925	51.274287	-7.10%	19,890
2014	52.173387	55.194925	5.79%	21,405
2013	37.592542	52.173387	38.79%	25,357
2012	31.575230	37.592542	19.06%	27,798
2011	33.647927	31.575230	-6.16%	29,947
2010	26.886130	33.647927	25.15%	32,942
2009	21.549644	26.886130	24.76%	36,895
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	56.289865	48.609364	-13.64%	19,599
2017	50.175440	56.289865	12.19%	20,315
2016	41.322687	50.175440	21.42%	21,209
2015	42.498375	41.322687	-2.77%	23,678
2014	42.645168	42.498375	-0.34%	26,815
2013	30.616746	42.645168	39.29%	34,166
2012	26.816500	30.616746	14.17%	40,792
2011	28.724632	26.816500	-6.64%	45,343
2010	23.187571	28.724632	23.88%	49,572
2009	17.414238	23.187571	33.15%	54,050

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	25.959506	25.658558	-1.16%	47,537
2017	21.788845	25.959506	19.14%	49,559
2016	19.787976	21.788845	10.11%	54,714
2015	19.832671	19.787976	-0.23%	59,124
2014	17.890140	19.832671	10.86%	65,453
2013	13.804695	17.890140	29.59%	68,392
2012	12.227588	13.804695	12.90%	80,970
2011	12.304483	12.227588	-0.62%	89,163
2010	10.971862	12.304483	12.15%	105,130
2009	8.802384	10.971862	24.65%	114,486
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.239895	14.472801	-5.03%	41,465
2017	14.476179	15.239895	5.28%	48,513
2016	13.641677	14.476179	6.12%	58,079
2015	14.581577	13.641677	-6.45%	63,132
2014	11.445229	14.581577	27.40%	73,410
2013	11.236208	11.445229	1.86%	80,247
2012	9.817385	11.236208	14.45%	84,562
2011	9.325162	9.817385	5.28%	95,119
2010	7.246440	9.325162	28.69%	107,439
2009	5.603068	7.246440	29.33%	128,544
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.235668	16.206131	-5.97%	37,796
2017	14.382933	17.235668	19.83%	39,536
2016	13.061331	14.382933	10.12%	27,769
2015	13.089868	13.061331	-0.22%	11,117
2014	11.710717	13.089868	11.78%	8,752
2013*	10.000000	11.710717	17.11%	1,791
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.677261	10.640381	-0.35%	19
2017	10.633224	10.677261	0.41%	333
2016	10.495092	10.633224	1.32%	525
2015	10.653524	10.495092	-1.49%	1,182
2014	10.724502	10.653524	-0.66%	1,370
2013	10.837845	10.724502	-1.05%	1,760
2012	10.591062	10.837845	2.33%	5,602
2011	10.576649	10.591062	0.14%	10,267
2010	10.446897	10.576649	1.24%	9,218
2009	9.866941	10.446897	5.88%	4,870
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.489473	14.449950	-12.37%	900
2017	14.609064	16.489473	12.87%	16
2016	12.226748	14.609064	19.48%	0
2015	13.003827	12.226748	-5.98%	1,876
2014	12.582420	13.003827	3.35%	1,820
2013*	10.000000	12.582420	25.82%	5

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.271425	14.393241	-16.66%	6,356
2017	14.237352	17.271425	21.31%	6,304
2016	14.243671	14.237352	-0.04%	7,310
2015	14.994609	14.243671	-5.01%	10,229
2014	16.514477	14.994609	-9.20%	5,985
2013	13.911205	16.514477	18.71%	4,544
2012	11.770571	13.911205	18.19%	5,342
2011	13.596896	11.770571	-13.43%	5,112
2010	12.934195	13.596896	5.12%	6,580
2009*	10.000000	12.934195	29.34%	9,087
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.149428	11.221363	-7.64%	0
2017	9.866797	12.149428	23.13%	0
2016	9.582475	9.866797	2.97%	0
2015*	10.000000	9.582475	-4.18%	262
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.678116	10.662415	-0.15%	17,537
2017	10.706581	10.678116	-0.27%	17,763
2016	10.700342	10.706581	0.06%	17,758
2015	10.804979	10.700342	-0.97%	19,856
2014	10.864411	10.804979	-0.55%	23,287
2013	10.923435	10.864411	-0.54%	20,415
2012	10.564320	10.923435	3.40%	14,750
2011	10.656107	10.564320	-0.86%	17,048
2010	10.238941	10.656107	4.07%	18,322
2009	9.139973	10.238941	12.02%	16,526
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.291712	24.499661	-6.82%	4,746
2017	22.457876	26.291712	17.07%	5,385
2016	20.679053	22.457876	8.60%	4,001
2015	21.017073	20.679053	-1.61%	4,002
2014	19.261839	21.017073	9.11%	5,209
2013	14.160896	19.261839	36.02%	5,608
2012	12.908706	14.160896	9.70%	6,142
2011	13.473620	12.908706	-4.19%	6,755
2010	11.094594	13.473620	21.44%	7,419
2009	8.539874	11.094594	29.92%	5,535

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	32.559571	30.339225	-6.82%	0
2017	25.968922	32.559571	25.38%	0
2016	26.861832	25.968922	-3.32%	0
2015	26.244379	26.861832	2.35%	341
2014	23.004947	26.244379	14.08%	354
2013	17.937856	23.004947	28.25%	354
2012	15.901857	17.937856	12.80%	354
2011	16.273489	15.901857	-2.28%	502
2010	15.045825	16.273489	8.16%	502
2009	10.532128	15.045825	42.86%	106,113
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	32.451654	30.125240	-7.17%	29,541
2017	25.489270	32.451654	27.31%	32,103
2016	25.196836	25.489270	1.16%	36,711
2015	23.910415	25.196836	5.38%	47,768
2014	22.865972	23.910415	4.57%	48,609
2013	17.010701	22.865972	34.42%	49,357
2012	14.778428	17.010701	15.10%	52,494
2011	14.787968	14.778428	-0.06%	57,080
2010	11.736436	14.787968	26.00%	62,681
2009	8.953474	11.736436	31.08%	66,973
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	26.077814	22.378872	-14.18%	61,344
2017	19.302852	26.077814	35.10%	62,960
2016	19.510807	19.302852	-1.07%	73,028
2015	18.988862	19.510807	2.75%	85,332
2014	18.779307	18.988862	1.12%	87,062
2013	14.922759	18.779307	25.84%	8,235
2012	12.449393	14.922759	19.87%	8,978
2011	13.732396	12.449393	-9.34%	9,446
2010	11.979518	13.732396	14.63%	12,272
2009	8.670472	11.979518	38.16%	14,001
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.896556	10.296918	-5.50%	1,728
2017	10.372375	10.896556	5.05%	1,905
2016	9.849268	10.372375	5.31%	1,973
2015	10.194295	9.849268	-3.38%	2,399
2014	10.028221	10.194295	1.66%	3,546
2013	10.158333	10.028221	-1.28%	3,619
2012*	10.000000	10.158333	1.58%	2,646
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.079236	8.809953	-20.48%	1,282
2017	8.863738	11.079236	25.00%	1,282
2016	9.216847	8.863738	-3.83%	2,036
2015	9.043192	9.216847	1.92%	1,649
2014*	10.000000	9.043192	-9.57%	851

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	29.839520	27.168449	-8.95%	26,317
2017	25.819661	29.839520	15.57%	30,613
2016	23.400721	25.819661	10.34%	32,254
2015	22.910419	23.400721	2.14%	39,558
2014	20.936077	22.910419	9.43%	44,513
2013	16.072700	20.936077	30.26%	43,499
2012	13.912820	16.072700	15.52%	46,337
2011	14.076369	13.912820	-1.16%	54,667
2010	12.264481	14.076369	14.77%	58,330
2009	9.671519	12.264481	26.81%	72,079
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	21.183825	18.777179	-11.36%	13,519
2017	18.772128	21.183825	12.85%	15,564
2016	16.085927	18.772128	16.70%	15,014
2015	17.293227	16.085927	-6.98%	7,637
2014	15.629281	17.293227	10.65%	5,195
2013	11.212225	15.629281	39.39%	6,254
2012	9.613731	11.212225	16.63%	4,295
2011	9.945375	9.613731	-3.33%	4,230
2010	8.152745	9.945375	21.99%	4,143
2009	6.011559	8.152745	35.62%	6,452
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.735218	10.967710	-6.54%	3,947
2017	10.470564	11.735218	12.08%	4,898
2016	9.381376	10.470564	11.61%	4,530
2015	10.450730	9.381376	-10.23%	13,821
2014	10.524441	10.450730	-0.70%	8,515
2013	10.635249	10.524441	-1.04%	10,638
2012*	10.000000	10.635249	6.35%	2,908
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.382528	10.708015	-5.93%	283
2017	10.488767	11.382528	8.52%	779
2016	9.372107	10.488767	11.91%	270
2015	9.710823	9.372107	-3.49%	0
2014*	10.000000	9.710823	-2.89%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.271013	11.635048	-5.18%	386
2017	11.210014	12.271013	9.46%	439
2016	11.020101	11.210014	1.72%	433
2015	12.010066	11.020101	-8.24%	434
2014	12.113330	12.010066	-0.85%	471
2013	13.115558	12.113330	-7.64%	604
2012	12.608799	13.115558	4.02%	1,041
2011	11.764923	12.608799	7.17%	910
2010	10.881912	11.764923	8.11%	1,637
2009*	10.000000	10.881912	8.82%	252

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.600379	11.493435	-0.92%	9,532
2017	11.589833	11.600379	0.09%	9,824
2016	11.573261	11.589833	0.14%	10,264
2015	11.683511	11.573261	-0.94%	18,400
2014	11.731651	11.683511	-0.41%	30,352
2013	11.895761	11.731651	-1.38%	29,876
2012	11.380137	11.895761	4.53%	29,253
2011	11.397306	11.380137	-0.15%	27,170
2010	10.961461	11.397306	3.98%	20,370
2009*	10.000000	10.961461	9.61%	6,780
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	14.172530	13.698645	-3.34%	0
2017	13.830486	14.172530	2.47%	0
2016	13.301043	13.830486	3.98%	0
2015	13.829839	13.301043	-3.82%	0
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.239689	10.265731	0.25%	0
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	16.135151	15.863149	-1.69%	0
2017	15.556726	16.135151	3.72%	0
2016	15.325610	15.556726	1.51%	0
2015	15.436680	15.325610	-0.72%	0
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	40,152
2017	10.868481	11.261373	3.61%	36,138
2016	10.717682	10.868481	1.41%	36,274
2015	10.806099	10.717682	-0.82%	44,139
2014	10.494450	10.806099	2.97%	38,197
2013	10.839073	10.494450	-3.18%	36,836
2012	10.014102	10.839073	8.24%	27,140
2011*	10.000000	10.014102	0.14%	17,916

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.317641	9.848053	-20.05%	0
2017	9.843962	12.317641	25.13%	0
2016*	10.000000	9.843962	-1.56%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.289490	12.846660	-10.10%	0
2017	13.742713	14.289490	3.98%	0
2016	11.613018	13.742713	18.34%	0
2015	13.420009	11.613018	-13.46%	0
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.543945	35.434142	-0.31%	28,223
2017	28.243797	35.543945	25.85%	28,327
2016	32.000556	28.243797	-11.74%	30,664
2015	28.783452	32.000556	11.18%	32,479
2014	22.189717	28.783452	29.72%	29,889
2013	14.914208	22.189717	48.78%	25,142
2012	11.517684	14.914208	29.49%	15,159
2011	10.555188	11.517684	9.12%	4,697
2010*	10.000000	10.555188	5.55%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	73.732560	55.762933	-24.37%	931
2017	49.384451	73.732560	49.30%	1,274
2016	49.906200	49.384451	-1.05%	1,481
2015	58.700542	49.906200	-14.98%	1,800
2014	59.630860	58.700542	-1.56%	1,876
2013	53.851472	59.630860	10.73%	2,092
2012	41.969100	53.851472	28.31%	2,688
2011	57.171559	41.969100	-26.59%	790
2010	45.597634	57.171559	25.38%	983
2009	21.638159	45.597634	110.73%	1,547
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.560210	5.348808	-29.25%	9,147
2017	7.801719	7.560210	-3.10%	9,175
2016	5.503148	7.801719	41.77%	9,785
2015	8.387716	5.503148	-34.39%	9,427
2014	10.520797	8.387716	-20.27%	7,251
2013	9.649712	10.520797	9.03%	6,167
2012*	10.000000	9.649712	-3.50%	4,425

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	36.717983	26.030422	-29.11%	1,696
2017	37.785602	36.717983	-2.83%	2,161
2016	26.597958	37.785602	42.06%	2,244
2015	40.430567	26.597958	-34.21%	2,591
2014	50.560079	40.430567	-20.03%	2,962
2013	46.273824	50.560079	9.26%	3,060
2012	45.280208	46.273824	2.19%	4,894
2011	54.825340	45.280208	-17.41%	1,073
2010	42.915980	54.825340	27.75%	1,078
2009	27.559137	42.915980	55.72%	2,323
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.250085	30.291687	0.14%	2,093
2017	24.313864	30.250085	24.41%	1,331
2016	22.827570	24.313864	6.51%	1,312
2015	23.778571	22.827570	-4.00%	1,960
2014	24.515532	23.778571	-3.01%	1,869
2013	16.508394	24.515532	48.50%	1,970
2012	15.482265	16.508394	6.63%	3,690
2011	16.416634	15.482265	-5.69%	3,918
2010	13.100218	16.416634	25.32%	2,632
2009*	10.000000	13.100218	31.00%	2,674

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.014769	11.913027	-8.47%	12,048
2017	11.522090	13.014769	12.95%	12,048
2016	11.281899	11.522090	2.13%	12,489
2015	11.569328	11.281899	-2.48%	16,049
2014	11.237121	11.569328	2.96%	15,511
2013	10.161069	11.237121	10.59%	14,413
2012*	10.000000	10.161069	1.61%	1,295
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.664038	-23.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.669730	18.133756	-16.32%	15,753
2017	19.434820	21.669730	11.50%	15,984
2016	15.762343	19.434820	23.30%	20,486
2015	16.917054	15.762343	-6.83%	22,158
2014	15.716509	16.917054	7.64%	18,427
2013	11.557598	15.716509	35.98%	18,500
2012	9.874545	11.557598	17.04%	1,765
2011	10.937267	9.874545	-9.72%	0
2010	8.744818	10.937267	25.07%	0
2009	6.204371	8.744818	40.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.114779	13.551427	-3.99%	14,525
2017	13.779793	14.114779	2.43%	14,954
2016	13.360512	13.779793	3.14%	19,184
2015	13.864996	13.360512	-3.64%	19,783
2014	13.585119	13.864996	2.06%	18,366
2013	15.024082	13.585119	-9.58%	18,047
2012	14.161086	15.024082	6.09%	6,990
2011	12.826176	14.161086	10.41%	6,655
2010	12.349734	12.826176	3.86%	4,663
2009	11.341243	12.349734	8.89%	3,778
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	28.362790	26.096212	-7.99%	3,438
2017	23.825352	28.362790	19.04%	3,828
2016	21.248827	23.825352	12.13%	3,887
2015	22.787737	21.248827	-6.75%	4,944
2014	20.501156	22.787737	11.15%	9,086
2013	15.277461	20.501156	34.19%	12,387
2012	13.476424	15.277461	13.36%	11,567
2011	13.228101	13.476424	1.88%	11,398
2010	11.729347	13.228101	12.78%	11,653
2009	10.052611	11.729347	16.68%	11,884

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	20.550221	17.211990	-16.24%	0
2017	15.852132	20.550221	29.64%	0
2016	16.977658	15.852132	-6.63%	0
2015	17.054562	16.977658	-0.45%	0
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	26.264474	22.616935	-13.89%	20,452
2017	23.799411	26.264474	10.36%	21,215
2016	19.606568	23.799411	21.38%	20,293
2015	20.133170	19.606568	-2.62%	21,143
2014	17.503134	20.133170	15.03%	21,626
2013	13.615345	17.503134	28.55%	21,931
2012	11.846752	13.615345	14.93%	6,063
2011	12.074087	11.846752	-1.88%	5,293
2010	10.247605	12.074087	17.82%	5,303
2009	7.981902	10.247605	28.39%	5,303
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	39.769785	35.694590	-10.25%	0
2017	37.013681	39.769785	7.45%	0
2016	31.093932	37.013681	19.04%	0
2015	32.743433	31.093932	-5.04%	0
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	13,651
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.880946	10.439158	-4.06%	0
2017	10.284734	10.880946	5.80%	0
2016	9.226563	10.284734	11.47%	0
2015*	10.000000	9.226563	-7.73%	8
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.118513	9.924307	-1.92%	0
2017	9.922924	10.118513	1.97%	0
2016	9.802068	9.922924	1.23%	0
2015*	10.000000	9.802068	-1.98%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.899909	11.799107	-8.53%	17,222
2017	11.207905	12.899909	15.10%	17,162
2016	9.774027	11.207905	14.67%	11,945
2015*	10.000000	9.774027	-2.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.386193	15.874636	-8.69%	126,417
2017	15.475366	17.386193	12.35%	138,057
2016	15.088680	15.475366	2.56%	145,997
2015	15.426362	15.088680	-2.19%	155,045
2014	15.317744	15.426362	0.71%	151,733
2013	13.550365	15.317744	13.04%	154,875
2012	12.472250	13.550365	8.64%	10,939
2011	13.100288	12.472250	-4.79%	6,263
2010	12.080182	13.100288	8.44%	5,689
2009*	10.000000	12.080182	20.80%	461
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.884989	13.854748	-17.95%	3,502
2017	15.291526	16.884989	10.42%	2,400
2016	11.806570	15.291526	29.52%	0
2015	12.775566	11.806570	-7.58%	0
2014	12.242868	12.775566	4.35%	381
2013*	10.000000	12.242868	22.43%	391
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.584846	30.201535	-10.07%	5,284
2017	30.240763	33.584846	11.06%	5,135
2016	24.344043	30.240763	24.22%	5,249
2015	25.227398	24.344043	-3.50%	7,130
2014	24.289802	25.227398	3.86%	7,375
2013	17.471304	24.289802	39.03%	7,741
2012	15.278847	17.471304	14.35%	9,187
2011	15.377498	15.278847	-0.64%	9,485
2010	12.369464	15.377498	24.32%	7,089
2009	10.013642	12.369464	23.53%	11,973

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	29.306188	27.610513	-5.79%	29,137
2017	24.404497	29.306188	20.09%	40,261
2016	22.111501	24.404497	10.37%	77,971
2015	22.134999	22.111501	-0.11%	78,784
2014	19.752217	22.134999	12.06%	61,810
2013	15.142300	19.752217	30.44%	61,313
2012	13.242551	15.142300	14.35%	11,826
2011	13.156042	13.242551	0.66%	13,945
2010	11.595206	13.156042	13.46%	19,647
2009	9.289668	11.595206	24.82%	25,899
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	22.527206	21.275706	-5.56%	1,197
2017	19.768751	22.527206	13.95%	1,195
2016	18.127744	19.768751	9.05%	1,186
2015	18.953434	18.127744	-4.36%	1,177
2014	16.908935	18.953434	12.09%	1,160
2013	12.739110	16.908935	32.73%	1,155
2012	11.515259	12.739110	10.63%	1,763
2011	11.550728	11.515259	-0.31%	2,261
2010	10.182340	11.550728	13.44%	2,246
2009	7.705099	10.182340	32.15%	2,259
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	28.296283	26.039309	-7.98%	9,940
2017	22.491469	28.296283	25.81%	9,973
2016	21.096440	22.491469	6.61%	10,247
2015	21.893100	21.096440	-3.64%	10,392
2014	20.500202	21.893100	6.79%	11,597
2013	17.133379	20.500202	19.65%	10,978
2012	15.703984	17.133379	9.10%	16,536
2011	14.580318	15.703984	7.71%	10,670
2010	12.797113	14.580318	13.93%	4,880
2009	10.568422	12.797113	21.09%	4,796
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.674117	10.536266	-1.29%	0
2017	10.443876	10.674117	2.20%	0
2016	9.702417	10.443876	7.64%	0
2015	9.918673	9.702417	-2.18%	3,121
2014*	10.000000	9.918673	-0.81%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	19.028998	18.687945	-1.79%	3,445
2017	18.512428	19.028998	2.79%	3,625
2016	18.046529	18.512428	2.58%	3,735
2015	18.310304	18.046529	-1.44%	4,180
2014	17.855420	18.310304	2.55%	4,289
2013	17.887155	17.855420	-0.18%	5,431
2012	16.500735	17.887155	8.40%	6,854
2011	16.329532	16.500735	1.05%	9,941
2010	15.232405	16.329532	7.20%	13,126
2009	12.801405	15.232405	18.99%	15,765
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.250651	-17.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.399734	15.536865	-5.26%	799
2017	14.689967	16.399734	11.64%	800
2016	14.122582	14.689967	4.02%	801
2015	14.338825	14.122582	-1.51%	802
2014	13.908050	14.338825	3.10%	803
2013	12.414356	13.908050	12.03%	804
2012	11.250785	12.414356	10.34%	805
2011	11.419590	11.250785	-1.48%	4,299
2010	10.252378	11.419590	11.38%	4,300
2009	8.358168	10.252378	22.66%	3,492
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.863023	15.663777	-7.11%	43,302
2017	14.653670	16.863023	15.08%	45,715
2016	13.986047	14.653670	4.77%	52,466
2015	14.207983	13.986047	-1.56%	47,602
2014	13.739696	14.207983	3.41%	48,307
2013	11.993074	13.739696	14.56%	43,980
2012	10.724695	11.993074	11.83%	14,102
2011	10.978165	10.724695	-2.31%	907
2010	9.702572	10.978165	13.15%	909
2009	7.625956	9.702572	27.23%	720
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.822344	16.219032	-9.00%	1,193
2017	14.930097	17.822344	19.37%	2,052
2016	14.185988	14.930097	5.25%	2,052
2015	14.406679	14.185988	-1.53%	2,053
2014	13.905654	14.406679	3.60%	2,105
2013	11.584251	13.905654	20.04%	4,012
2012	10.153311	11.584251	14.09%	131
2011	10.561122	10.153311	-3.86%	7,268
2010	9.214958	10.561122	14.61%	13,181
2009	7.097840	9.214958	29.83%	15,116

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.980067	11.309899	-5.59%	0
2017	10.442266	11.980067	14.73%	0
2016*	10.000000	10.442266	4.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	41.796465	38.613406	-7.62%	0
2017	34.741847	41.796465	20.31%	0
2016	32.584598	34.741847	6.62%	0
2015	32.797407	32.584598	-0.65%	0
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	42,910
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.611677	7.887049	-25.68%	13,092
2017	11.046784	10.611677	-3.94%	13,930
2016	8.374559	11.046784	31.91%	12,571
2015	10.695765	8.374559	-21.70%	16,192
2014	12.410031	10.695765	-13.81%	15,828
2013	10.117745	12.410031	22.66%	9,667
2012	9.777986	10.117745	3.47%	7,038
2011	10.439308	9.777986	-6.33%	6,724
2010	8.867305	10.439308	17.73%	7,194
2009	6.081720	8.867305	45.80%	5,267
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	28.689127	25.962018	-9.51%	29,224
2017	25.740630	28.689127	11.45%	35,850
2016	22.096499	25.740630	16.49%	38,029
2015	23.318282	22.096499	-5.24%	39,516
2014	21.723175	23.318282	7.34%	49,509
2013	17.175680	21.723175	26.48%	52,064
2012	14.834974	17.175680	15.78%	28,888
2011	14.886926	14.834974	-0.35%	29,410
2010	13.092259	14.886926	13.71%	32,721
2009	10.190835	13.092259	28.47%	39,619
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.984545	11.648662	-10.29%	0
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	24.185957	26.844038	10.99%	0
2017	18.213328	24.185957	32.79%	0
2016	18.388525	18.213328	-0.95%	0
2015	17.644677	18.388525	4.22%	0
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	302
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	30.193743	29.747266	-1.48%	27,355
2017	22.636098	30.193743	33.39%	35,614
2016	22.747946	22.636098	-0.49%	36,381
2015	21.507384	22.747946	5.77%	38,393
2014	19.578164	21.507384	9.85%	47,050
2013	14.548704	19.578164	34.57%	48,998
2012	12.855879	14.548704	13.17%	20,478
2011	12.993343	12.855879	-1.06%	30,709
2010	10.600829	12.993343	22.57%	26,809
2009	8.372807	10.600829	26.61%	35,083
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.813424	17.917223	-4.76%	6,621
2017	17.783794	18.813424	5.79%	7,094
2016	15.737377	17.783794	13.00%	7,514
2015	16.550114	15.737377	-4.91%	10,804
2014	16.573026	16.550114	-0.14%	1,509
2013	15.843684	16.573026	4.60%	1,523
2012	14.043042	15.843684	12.82%	2,357
2011	13.676299	14.043042	2.68%	2,358
2010	12.165048	13.676299	12.42%	2,937
2009	8.563916	12.165048	42.05%	2,986
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	15.185784	14.907718	-1.83%	14,320
2017	14.756129	15.185784	2.91%	15,644
2016	14.274250	14.756129	3.38%	14,163
2015	14.550316	14.274250	-1.90%	16,725
2014	13.925749	14.550316	4.48%	16,754
2013	14.366349	13.925749	-3.07%	16,490
2012	13.748136	14.366349	4.50%	34,809
2011	12.979067	13.748136	5.93%	14,628
2010	12.199820	12.979067	6.39%	18,615
2009	10.674834	12.199820	14.29%	26,016

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.454404	18.092537	-15.67%	20,119
2017	17.989696	21.454404	19.26%	20,307
2016	16.240435	17.989696	10.77%	25,265
2015	16.687983	16.240435	-2.68%	27,639
2014	15.905133	16.687983	4.92%	27,761
2013	11.831501	15.905133	34.43%	32,295
2012	10.436160	11.831501	13.37%	17,775
2011	11.830540	10.436160	-11.79%	14,019
2010	9.303679	11.830540	27.16%	17,059
2009	6.725459	9.303679	38.34%	13,760
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.224658	17.847378	-15.91%	4,296
2017	16.511227	21.224658	28.55%	4,183
2016	17.613290	16.511227	-6.26%	4,493
2015	17.225959	17.613290	2.25%	8,152
2014	18.984497	17.225959	-9.26%	45
2013	14.738062	18.984497	28.81%	45
2012	12.375401	14.738062	19.09%	45
2011	15.132512	12.375401	-18.22%	45
2010	13.555045	15.132512	11.64%	815
2009	10.850910	13.555045	24.92%	832
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.206939	9.432865	-7.58%	0
2017*	10.000000	10.206939	2.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	27.889770	22.777929	-18.33%	165
2017	23.678745	27.889770	17.78%	163
2016	21.890605	23.678745	8.17%	570
2015	22.854658	21.890605	-4.22%	724
2014	21.681259	22.854658	5.41%	737
2013	16.822770	21.681259	28.88%	1,043
2012	13.396840	16.822770	25.57%	1,098
2011	14.875465	13.396840	-9.94%	1,985
2010	11.906264	14.875465	24.94%	2,724
2009	7.656370	11.906264	55.51%	2,808
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.615235	13.045703	-10.74%	26,892
2017	13.209891	14.615235	10.64%	38,261
2016	11.812893	13.209891	11.83%	50,421
2015	12.748465	11.812893	-7.34%	52,938
2014	12.545987	12.748465	1.61%	55,036
2013	10.259562	12.545987	22.29%	54,090
2012	9.003906	10.259562	13.95%	6,239
2011	9.255758	9.003906	-2.72%	6,671
2010	8.496860	9.255758	8.93%	2,613
2009	6.602655	8.496860	28.69%	141

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.361353	16.413647	-5.46%	52,377
2017	16.021825	17.361353	8.36%	73,879
2016	14.221543	16.021825	12.66%	74,239
2015	15.486773	14.221543	-8.17%	76,631
2014	14.983267	15.486773	3.36%	120,218
2013	13.309689	14.983267	12.57%	119,602
2012	11.958652	13.309689	11.30%	4,411
2011	11.821730	11.958652	1.16%	3,547
2010	10.619457	11.821730	11.32%	5,379
2009	7.926819	10.619457	33.97%	5,675
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	20.072723	17.276987	-13.93%	2,755
2017	18.360157	20.072723	9.33%	5,699
2016	14.273637	18.360157	28.63%	6,296
2015	15.599338	14.273637	-8.50%	8,464
2014	15.699158	15.599338	-0.64%	13,669
2013	11.663216	15.699158	34.60%	14,230
2012	9.971622	11.663216	16.96%	10,762
2011	10.486815	9.971622	-4.91%	10,859
2010	8.277889	10.486815	26.68%	12,287
2009	6.487052	8.277889	27.61%	5,625
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.959500	9.948927	-16.81%	9,159
2017	8.620749	11.959500	38.73%	0
2016	7.429355	8.620749	16.04%	0
2015	9.353141	7.429355	-20.57%	0
2014*	10.000000	9.353141	-6.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	19.752466	16.534479	-16.29%	0
2017	17.083965	19.752466	15.62%	0
2016	16.086070	17.083965	6.20%	0
2015	17.377700	16.086070	-7.43%	0
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.772825	8.163970	-16.46%	1,380
2017	8.476242	9.772825	15.30%	1,453
2016	8.004571	8.476242	5.89%	1,453
2015	8.664341	8.004571	-7.61%	1,581
2014*	10.000000	8.664341	-13.36%	1,581

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.688090	9.756676	0.71%	34,631
2017	9.620181	9.688090	0.71%	45,378
2016	9.458763	9.620181	1.71%	46,276
2015	10.004307	9.458763	-5.45%	48,295
2014*	10.000000	10.004307	0.04%	49,244
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.637391	11.943583	-5.49%	287
2017	11.307820	12.637391	11.76%	288
2016	10.969009	11.307820	3.09%	0
2015	11.787966	10.969009	-6.95%	3,907
2014	11.478269	11.787966	2.70%	3,992
2013	10.229842	11.478269	12.20%	4,077
2012*	10.000000	10.229842	2.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.391108	9.744790	-6.22%	0
2017	10.144206	10.391108	2.43%	0
2016	10.316974	10.144206	-1.67%	0
2015	10.252727	10.316974	0.63%	3,935
2014	9.915253	10.252727	3.40%	1,405
2013*	10.000000	9.915253	-0.85%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.661128	13.300998	-9.28%	0
2017	12.896730	14.661128	13.68%	0
2016	11.825896	12.896730	9.05%	0
2015	12.049802	11.825896	-1.86%	0
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.236384	17.654508	-8.22%	0
2017	15.616811	19.236384	23.18%	0
2016	14.547198	15.616811	7.35%	0
2015	14.735588	14.547198	-1.28%	0
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.803844	16.581541	-6.87%	0
2017	15.753027	17.803844	13.02%	0
2016	14.760786	15.753027	6.72%	0
2015	14.924072	14.760786	-1.09%	0
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.843378	18.403998	-11.70%	0
2017	18.380144	20.843378	13.40%	0
2016	15.159365	18.380144	21.25%	0
2015	16.100312	15.159365	-5.84%	0
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	20.025528	18.968452	-5.28%	0
2017	19.078786	20.025528	4.96%	0
2016	16.431348	19.078786	16.11%	0
2015	17.315297	16.431348	-5.11%	0
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.976595	19.824455	-13.72%	0
2017	22.425533	22.976595	2.46%	0
2016	17.927386	22.425533	25.09%	0
2015	19.431136	17.927386	-7.74%	0
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.795556	19.598511	-14.02%	0
2017	20.290169	22.795556	12.35%	0
2016	16.201374	20.290169	25.24%	0
2015	17.593438	16.201374	-7.91%	0
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.492591	18.159017	-11.39%	0
2017	16.947750	20.492591	20.92%	0
2016	15.118769	16.947750	12.10%	0
2015	15.503067	15.118769	-2.48%	0
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.343062	19.367169	-4.80%	0
2017	15.825017	20.343062	28.55%	0
2016	14.731943	15.825017	7.42%	0
2015	14.134821	14.731943	4.22%	0
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.653970	17.711937	-5.05%	0
2017	14.862857	18.653970	25.51%	0
2016	14.745481	14.862857	0.80%	0
2015	14.247788	14.745481	3.49%	0
2014	13.331810	14.247788	6.87%	0
2013	9.652441	13.331810	38.12%	0
2012*	10.000000	9.652441	-3.48%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.470032	13.416031	-7.28%	0
2017	12.954797	14.470032	11.70%	0
2016	12.849620	12.954797	0.82%	0
2015	13.201098	12.849620	-2.66%	0
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.452197	22.381963	-0.31%	0
2017	19.619065	22.452197	14.44%	0
2016	22.427110	19.619065	-12.52%	0
2015	22.003521	22.427110	1.93%	0
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	26.578377	22.325258	-16.00%	0
2017	21.869690	26.578377	21.53%	0
2016	22.235001	21.869690	-1.64%	0
2015	23.045092	22.235001	-3.52%	0
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.592761	13.617727	-12.67%	414
2017	13.764657	15.592761	13.28%	414
2016	12.310942	13.764657	11.81%	414
2015	13.017711	12.310942	-5.43%	414
2014	12.648421	13.017711	2.92%	414
2013	9.965432	12.648421	26.92%	130
2012*	10.000000	9.965432	-0.35%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.756290	15.581651	-7.01%	0
2017	13.884866	16.756290	20.68%	0
2016	13.973084	13.884866	-0.63%	0
2015	13.996975	13.973084	-0.17%	0
2014	13.155112	13.996975	6.40%	0
2013	9.747086	13.155112	34.96%	0
2012*	10.000000	9.747086	-2.53%	338
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	29.833714	27.870637	-6.58%	31,136
2017	25.529970	29.833714	16.86%	35,502
2016	26.520300	25.529970	-3.73%	41,055
2015	29.286860	26.520300	-9.45%	55,611
2014	31.290052	29.286860	-6.40%	52,764
2013	25.309292	31.290052	23.63%	51,574
2012	21.495425	25.309292	17.74%	11,447
2011	23.445457	21.495425	-8.32%	6,326
2010	21.835756	23.445457	7.37%	5,376
2009	17.674192	21.835756	23.55%	1,049
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	29.053283	28.095712	-3.30%	10,238
2017	27.564300	29.053283	5.40%	15,151
2016	24.011499	27.564300	14.80%	16,368
2015	25.994052	24.011499	-7.63%	17,477
2014	25.818009	25.994052	0.68%	17,605
2013	23.648612	25.818009	9.17%	18,364
2012	20.175574	23.648612	17.21%	2,897
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.647023	29.272214	-1.26%	5,322
2017	23.646176	29.647023	25.38%	5,050
2016	22.553302	23.646176	4.85%	8,588
2015	24.227587	22.553302	-6.91%	8,903
2014	22.732884	24.227587	6.58%	8,738
2013	17.707638	22.732884	28.38%	9,899
2012	15.783008	17.707638	12.19%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.099758	9.849545	-2.48%	0
2017	9.890484	10.099758	2.12%	2,220
2016	9.792716	9.890484	1.00%	2,220
2015*	10.000000	9.792716	-2.07%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.808836	21.916010	0.49%	19,433
2017	16.979697	21.808836	28.44%	19,630
2016	16.857910	16.979697	0.72%	20,045
2015	15.243046	16.857910	10.59%	20,881
2014	14.223755	15.243046	7.17%	22,563
2013	10.999236	14.223755	29.32%	22,372
2012	8.988590	10.999236	22.37%	13,637
2011	9.776182	8.988590	-8.06%	15,072
2010	9.292757	9.776182	5.20%	32,155
2009	6.441522	9.292757	44.26%	22,179
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.875349	12.835622	-0.31%	10,012
2017	8.992396	12.875349	43.18%	9,213
2016	7.994023	8.992396	12.49%	9,358
2015	7.731925	7.994023	3.39%	13,652
2014	7.156853	7.731925	8.04%	15,877
2013	5.350251	7.156853	33.77%	15,702
2012	4.545048	5.350251	17.72%	11,386
2011	5.036169	4.545048	-9.75%	119
2010	4.097605	5.036169	22.91%	417
2009	2.643381	4.097605	55.01%	462
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.715113	11.498641	-16.16%	7,136
2017	10.612152	13.715113	29.24%	7,361
2016	11.512917	10.612152	-7.82%	7,838
2015	12.777784	11.512917	-9.90%	8,030
2014	14.713550	12.777784	-13.16%	8,331
2013	13.031196	14.713550	12.91%	7,935
2012	11.653771	13.031196	11.82%	9,169
2011	17.432478	11.653771	-33.15%	696
2010	14.113259	17.432478	23.52%	1,423
2009	7.977040	14.113259	76.92%	1,458
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	31.641326	27.559519	-12.90%	13,844
2017	28.149820	31.641326	12.40%	13,860
2016	24.840435	28.149820	13.32%	13,419
2015	25.827966	24.840435	-3.82%	13,974
2014	22.710707	25.827966	13.73%	15,847
2013	17.374326	22.710707	30.71%	16,215
2012	14.608992	17.374326	18.93%	3,677
2011	14.473302	14.608992	0.94%	1,010
2010	11.865912	14.473302	21.97%	1,013
2009	9.479322	11.865912	25.18%	1,430

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.260975	9.060611	-19.54%	5,418
2017	8.916269	11.260975	26.30%	5,596
2016	7.471650	8.916269	19.33%	0
2015	9.459663	7.471650	-21.02%	0
2014*	10.000000	9.459663	-5.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.242569	10.015106	-2.22%	0
2017	9.980990	10.242569	2.62%	0
2016*	10.000000	9.980990	-0.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.930808	16.439260	-2.90%	7,993
2017	13.564122	16.930808	24.82%	10,034
2016	12.618186	13.564122	7.50%	11,893
2015	13.051490	12.618186	-3.32%	12,013
2014	14.280243	13.051490	-8.60%	12,045
2013	10.234937	14.280243	39.52%	10,184
2012*	10.000000	10.234937	2.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	21.781432	19.289951	-11.44%	17,725
2017	18.786135	21.781432	15.94%	17,681
2016	16.711524	18.786135	12.41%	16,920
2015	17.073973	16.711524	-2.12%	19,365
2014	15.681467	17.073973	8.88%	19,475
2013	11.705286	15.681467	33.97%	25,891
2012	10.223967	11.705286	14.49%	4,010
2011	10.396378	10.223967	-1.66%	3,816
2010	9.461369	10.396378	9.88%	3,783
2009	7.820481	9.461369	20.98%	4,506
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.345127	18.145077	-10.81%	7,121
2017	16.236876	20.345127	25.30%	13,546
2016	15.825647	16.236876	2.60%	12,506
2015	15.065684	15.825647	5.04%	14,083
2014	15.077883	15.065684	-0.08%	14,249
2013	11.956778	15.077883	26.10%	14,765
2012	10.439213	11.956778	14.54%	5,185
2011	10.756923	10.439213	-2.95%	4,953
2010*	10.000000	10.756923	7.57%	213

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	14.127425	13.866073	-1.85%	391
2017	13.458330	14.127425	4.97%	391
2016	12.836884	13.458330	4.84%	391
2015	13.077949	12.836884	-1.84%	392
2014	12.272752	13.077949	6.56%	392
2013	12.461315	12.272752	-1.51%	621
2012	11.525043	12.461315	8.12%	923
2011	11.041085	11.525043	4.38%	915
2010	10.429972	11.041085	5.86%	906
2009	9.628030	10.429972	8.33%	2,132
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	50.615459	46.531781	-8.07%	174
2017	46.694507	50.615459	8.40%	175
2016	42.748180	46.694507	9.23%	175
2015	43.755548	42.748180	-2.30%	177
2014	43.027363	43.755548	1.69%	205
2013	47.725912	43.027363	-9.84%	205
2012	40.951512	47.725912	16.54%	216
2011	38.724157	40.951512	5.75%	260
2010	35.714045	38.724157	8.43%	260
2009	27.761196	35.714045	28.65%	421
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.397175	9.461358	-9.00%	596
2017	9.350193	10.397175	11.20%	0
2016	8.231434	9.350193	13.59%	0
2015*	10.000000	8.231434	-17.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.682127	17.256272	-7.63%	0
2017	16.285072	18.682127	14.72%	0
2016	15.611711	16.285072	4.31%	0
2015	16.880911	15.611711	-7.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.701890	24.809133	-10.44%	16,997
2017	25.799210	27.701890	7.37%	16,852
2016	21.680514	25.799210	19.00%	15,209
2015	22.923961	21.680514	-5.42%	18,313
2014	20.511545	22.923961	11.76%	24,821
2013	15.739785	20.511545	30.32%	22,216
2012	13.894150	15.739785	13.28%	21,961
2011	13.972200	13.894150	-0.56%	24,118
2010	12.463678	13.972200	12.10%	25,877
2009*	10.000000	12.463678	24.64%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.207291	17.091977	-6.13%	182,799
2017	15.914442	18.207291	14.41%	204,863
2016	14.777298	15.914442	7.70%	209,917
2015	14.811017	14.777298	-0.23%	249,429
2014	14.278344	14.811017	3.73%	262,096
2013	11.722228	14.278344	21.81%	268,579
2012	10.253438	11.722228	14.32%	33,909
2011	10.282176	10.253438	-0.28%	2,848
2010	9.290525	10.282176	10.67%	1,416
2009	7.619334	9.290525	21.93%	1,443
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.117623	11.842928	-2.27%	7,619
2017	11.882763	12.117623	1.98%	7,354
2016	11.716163	11.882763	1.42%	7,370
2015	11.885924	11.716163	-1.43%	8,896
2014	11.459768	11.885924	3.72%	8,808
2013	11.905379	11.459768	-3.74%	8,650
2012	11.480144	11.905379	3.70%	1,976
2011	10.990144	11.480144	4.46%	2,131
2010	10.494946	10.990144	4.72%	2,869
2009	9.471637	10.494946	10.80%	3,599
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.122267	18.901149	-10.52%	78,820
2017	16.323247	21.122267	29.40%	91,110
2016	16.490098	16.323247	-1.01%	89,149
2015	15.665392	16.490098	5.26%	91,727
2014	15.569850	15.665392	0.61%	102,753
2013	12.250255	15.569850	27.10%	100,191
2012	10.156210	12.250255	20.62%	14,516
2011	11.334491	10.156210	-10.40%	6,502
2010	10.307303	11.334491	9.97%	6,628
2009	7.367390	10.307303	39.90%	9,009
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.432803	21.035194	-1.86%	91,620
2017	16.974057	21.432803	26.27%	112,937
2016	15.751944	16.974057	7.76%	119,516
2015	14.980441	15.751944	5.15%	131,030
2014	14.030568	14.980441	6.77%	140,642
2013	10.956614	14.030568	28.06%	141,272
2012	9.446186	10.956614	15.99%	21,480
2011	10.030959	9.446186	-5.83%	9,472
2010	8.589921	10.030959	16.78%	10,054
2009	6.264678	8.589921	37.12%	10,326

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.942899	17.339069	-3.37%	140,781
2017	14.894334	17.942899	20.47%	166,506
2016	13.570176	14.894334	9.76%	170,812
2015	13.587356	13.570176	-0.13%	173,974
2014	12.476372	13.587356	8.90%	175,969
2013	9.496885	12.476372	31.37%	176,690
2012	8.211406	9.496885	15.65%	31,641
2011	8.500979	8.211406	-3.41%	1,750
2010	7.753245	8.500979	9.64%	12,111
2009	6.004590	7.753245	29.12%	3,098
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.754452	20.023229	-3.52%	7,953
2017	19.755058	20.754452	5.06%	14,730
2016	18.403075	19.755058	7.35%	14,642
2015	19.180985	18.403075	-4.06%	15,660
2014	18.688167	19.180985	2.64%	15,527
2013	19.130243	18.688167	-2.31%	15,378
2012	17.250057	19.130243	10.90%	8,142
2011	16.541368	17.250057	4.28%	2,049
2010	15.139348	16.541368	9.26%	3,430
2009	12.319676	15.139348	22.89%	3,431
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	25.235838	23.122257	-8.38%	10,435
2017	21.646026	25.235838	16.58%	10,176
2016	18.584062	21.646026	16.48%	10,706
2015	20.074243	18.584062	-7.42%	12,326
2014	18.611689	20.074243	7.86%	12,223
2013	13.887973	18.611689	34.01%	15,715
2012	11.866032	13.887973	17.04%	10,877
2011	12.295754	11.866032	-3.49%	16,639
2010	10.749552	12.295754	14.38%	17,924
2009	8.463794	10.749552	27.01%	24,760
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.815952	10.684523	-9.58%	0
2017	10.097675	11.815952	17.02%	0
2016*	10.000000	10.097675	0.98%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.101536	1.02%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.779586	23.746436	-4.17%	8,799
2017	23.492362	24.779586	5.48%	8,962
2016	20.828388	23.492362	12.79%	9,603
2015	21.645744	20.828388	-3.78%	12,046
2014	21.363795	21.645744	1.32%	13,104
2013	20.195022	21.363795	5.79%	27
2012	17.843468	20.195022	13.18%	189
2011	17.395585	17.843468	2.57%	189
2010	15.559975	17.395585	11.80%	261
2009	10.787009	15.559975	44.25%	428
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.130336	17.057956	-5.91%	5,565
2017	14.697037	18.130336	23.36%	5,005
2016	13.093989	14.697037	12.24%	5,272
2015	13.397681	13.093989	-2.27%	5,308
2014	12.720883	13.397681	5.32%	5,461
2013	8.952411	12.720883	42.09%	6,197
2012	7.748625	8.952411	15.54%	7,505
2011	8.873553	7.748625	-12.68%	10,502
2010	7.768792	8.873553	14.22%	11,090
2009	5.140642	7.768792	51.12%	12,862
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.581413	12.745644	-6.15%	0
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.278346	17.942843	-6.93%	2,010
2017	16.449236	19.278346	17.20%	2,007
2016	15.119595	16.449236	8.79%	2,015
2015	15.352951	15.119595	-1.52%	2,072
2014	14.049768	15.352951	9.28%	2,100
2013	10.247697	14.049768	37.10%	2,096
2012	9.302740	10.247697	10.16%	1,506
2011	9.724722	9.302740	-4.34%	1,531
2010	7.964638	9.724722	22.10%	1,563
2009	6.128718	7.964638	29.96%	2,191
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.904915	14.024549	-11.82%	24,364
2017	13.437156	15.904915	18.37%	24,707
2016	12.550261	13.437156	7.07%	27,399
2015	12.929453	12.550261	-2.93%	34,211
2014	12.523331	12.929453	3.24%	31,486
2013	9.789829	12.523331	27.92%	31,490
2012	8.530964	9.789829	14.76%	7,364
2011	9.222635	8.530964	-7.50%	8,609
2010	8.120150	9.222635	13.58%	8,877
2009	6.361474	8.120150	27.65%	987

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.496239	13.428598	-7.36%	28,639
2017	13.093838	14.496239	10.71%	30,157
2016	12.489561	13.093838	4.84%	30,157
2015	12.776593	12.489561	-2.25%	30,157
2014	12.398930	12.776593	3.05%	30,157
2013	10.945235	12.398930	13.28%	30,458
2012	9.975148	10.945235	9.73%	6,316
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.400760	13.973421	-9.27%	14,181
2017	13.459874	15.400760	14.42%	14,184
2016	12.693535	13.459874	6.04%	14,159
2015	13.020707	12.693535	-2.51%	14,159
2014	12.587557	13.020707	3.44%	14,160
2013	10.507937	12.587557	19.79%	14,155
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.831384	12.346329	-3.78%	93,590
2017	12.210420	12.831384	5.09%	12,964
2016	11.813376	12.210420	3.36%	12,964
2015	12.045260	11.813376	-1.93%	30,107
2014	11.797908	12.045260	2.10%	30,107
2013	11.379856	11.797908	3.67%	30,107
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.239267	11.243680	-8.13%	20,533
2017	10.793727	12.239267	13.39%	20,533
2016	10.349399	10.793727	4.29%	20,533
2015	10.945078	10.349399	-5.44%	20,533
2014	10.833180	10.945078	1.03%	20,533
2013*	10.000000	10.833180	8.33%	20,533
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.568618	11.538687	-8.19%	0
2017	10.799512	12.568618	16.38%	0
2016	10.291004	10.799512	4.94%	0
2015	10.949995	10.291004	-6.02%	0
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.988177	13.758000	-8.21%	13,247
2017	13.310368	14.988177	12.61%	41,146
2016	12.621042	13.310368	5.46%	49,204
2015	12.911961	12.621042	-2.25%	49,780
2014	12.497626	12.911961	3.32%	57,351
2013	10.737610	12.497626	16.39%	72,308
2012	9.671916	10.737610	11.02%	80
2011	10.022954	9.671916	-3.50%	80
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.627685	13.971881	-10.60%	32,475
2017	13.396338	15.627685	16.66%	32,470
2016	12.601942	13.396338	6.30%	33,350
2015	12.950251	12.601942	-2.69%	33,414
2014	12.535692	12.950251	3.31%	33,483
2013	10.209409	12.535692	22.79%	33,659
2012	9.018302	10.209409	13.21%	8,664
2011	9.574904	9.018302	-5.81%	1,406
2010	8.552690	9.574904	11.95%	1,408
2009	6.838895	8.552690	25.06%	28
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.997763	13.170178	-5.91%	0
2017	12.892788	13.997763	8.57%	0
2016	12.310589	12.892788	4.73%	75
2015	12.594251	12.310589	-2.25%	76
2014	12.247258	12.594251	2.83%	76
2013	11.143623	12.247258	9.90%	77
2012	10.249814	11.143623	8.72%	77
2011	10.402177	10.249814	-1.46%	78
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.320228	13.104349	-1.62%	19,865
2017	12.913780	13.320228	3.15%	18,667
2016	12.406906	12.913780	4.09%	17,326
2015	12.648693	12.406906	-1.91%	17,583
2014	12.186274	12.648693	3.79%	17,183
2013	12.574661	12.186274	-3.09%	15,633
2012	11.811888	12.574661	6.46%	13,376
2011	11.215326	11.811888	5.32%	149
2010	10.603308	11.215326	5.77%	154
2009	9.865476	10.603308	7.48%	344

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.846969	13.481060	-2.64%	111
2017	13.505943	13.846969	2.53%	109
2016	13.228253	13.505943	2.10%	88
2015	13.458526	13.228253	-1.71%	85
2014	12.987966	13.458526	3.62%	57
2013	13.420672	12.987966	-3.22%	45
2012	12.681415	13.420672	5.83%	25
2011	12.103098	12.681415	4.78%	71
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.768877	10.442594	-11.27%	0
2017	10.104293	11.768877	16.47%	0
2016	9.181186	10.104293	10.05%	0
2015*	10.000000	9.181186	-8.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.337503	10.324991	-8.93%	0
2017	10.080490	11.337503	12.47%	0
2016	9.380040	10.080490	7.47%	0
2015*	10.000000	9.380040	-6.20%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.626316	29.871661	-2.46%	17,726
2017	24.347317	30.626316	25.79%	19,398
2016	23.778499	24.347317	2.39%	20,538
2015	22.900968	23.778499	3.83%	19,756
2014	21.304365	22.900968	7.49%	26,626
2013	15.773594	21.304365	35.06%	33,100
2012	13.452045	15.773594	17.26%	43,452
2011	13.926167	13.452045	-3.40%	48,412
2010	12.955200	13.926167	7.49%	58,226
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	26.626303	21.723436	-18.41%	5,948
2017	19.044616	26.626303	39.81%	6,036
2016	17.894432	19.044616	6.43%	5,128
2015	21.560674	17.894432	-17.00%	5,839
2014	23.094243	21.560674	-6.64%	6,632
2013	23.201731	23.094243	-0.46%	0
2012	20.034657	23.201731	15.81%	0
2011	26.122563	20.034657	-23.31%	0
2010	22.758326	26.122563	14.78%	0
2009	14.104539	22.758326	61.35%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.829640	16.618602	-1.25%	24,821
2017	16.685706	16.829640	0.86%	25,270
2016	16.763486	16.685706	-0.46%	26,451
2015	16.985562	16.763486	-1.31%	27,455
2014	16.440683	16.985562	3.31%	28,625
2013	17.343752	16.440683	-5.21%	29,221
2012	17.034217	17.343752	1.82%	28,483
2011	16.074348	17.034217	5.97%	13,567
2010	15.527093	16.074348	3.52%	15,180
2009	15.304243	15.527093	1.46%	19,630
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.978147	10.996526	0.17%	216,469
2017	11.064492	10.978147	-0.78%	39,269
2016	11.197655	11.064492	-1.19%	52,251
2015	11.333659	11.197655	-1.20%	38,652
2014	11.471311	11.333659	-1.20%	32,476
2013	11.610641	11.471311	-1.20%	32,106
2012	11.752046	11.610641	-1.20%	15,972
2011	11.894382	11.752046	-1.20%	17,350
2010	12.038832	11.894382	-1.20%	19,258
2009	12.179942	12.038832	-1.16%	23,104
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.766568	14.157146	-15.56%	5,638
2017	13.314400	16.766568	25.93%	8,281
2016	13.359592	13.314400	-0.34%	6,680
2015	13.948266	13.359592	-4.22%	6,862
2014	14.181278	13.948266	-1.64%	7,657
2013	12.181234	14.181278	16.42%	320
2012	10.664936	12.181234	14.22%	320
2011	11.962338	10.664936	-10.85%	320
2010	10.687119	11.962338	11.93%	0
2009	8.338511	10.687119	28.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.814654	10.023215	-15.16%	18,891
2017	9.607990	11.814654	22.97%	23,228
2016	9.673775	9.607990	-0.68%	19,472
2015	9.929175	9.673775	-2.57%	19,196
2014	10.712643	9.929175	-7.31%	18,717
2013	8.960091	10.712643	19.56%	12,751
2012	7.671954	8.960091	16.79%	91
2011	8.909825	7.671954	-13.89%	72
2010	8.396757	8.909825	6.11%	76
2009	6.608175	8.396757	27.07%	70

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	24.289216	21.871327	-9.95%	36,635
2017	20.757836	24.289216	17.01%	37,358
2016	19.192205	20.757836	8.16%	43,914
2015	19.621159	19.192205	-2.19%	49,815
2014	18.916416	19.621159	3.73%	49,752
2013	15.046368	18.916416	25.72%	53,594
2012	13.139880	15.046368	14.51%	42,424
2011	13.843384	13.139880	-5.08%	43,517
2010	12.223295	13.843384	13.25%	49,029
2009	9.725789	12.223295	25.68%	58,195
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.774349	16.708342	-6.00%	22,339
2017	16.187812	17.774349	9.80%	22,459
2016	15.412504	16.187812	5.03%	22,573
2015	15.626845	15.412504	-1.37%	22,689
2014	15.123207	15.626845	3.33%	22,809
2013	13.495265	15.123207	12.06%	24,415
2012	12.487474	13.495265	8.07%	6,436
2011	12.527985	12.487474	-0.32%	2,892
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.183220	19.573488	-7.60%	6,671
2017	18.674385	21.183220	13.43%	6,999
2016	17.542888	18.674385	6.45%	7,222
2015	17.850910	17.542888	-1.73%	25,635
2014	17.172696	17.850910	3.95%	25,864
2013	14.545637	17.172696	18.06%	18,870
2012	13.116007	14.545637	10.90%	100
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	7,948
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.304283	14.846980	-2.99%	4,342
2017	14.656761	15.304283	4.42%	4,742
2016	14.227679	14.656761	3.02%	5,703
2015	14.362461	14.227679	-0.94%	4,232
2014	13.992546	14.362461	2.64%	3,718
2013	13.509738	13.992546	3.57%	2,990
2012	13.001322	13.509738	3.91%	1,555
2011	12.784205	13.001322	1.70%	1,552
2010	12.219414	12.784205	4.62%	6,516
2009	11.337840	12.219414	7.78%	2,660

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.147526	11.325841	-6.76%	0
2017	10.781867	12.147526	12.67%	0
2016	10.323243	10.781867	4.44%	0
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.528304	11.627795	-7.19%	0
2017	10.841091	12.528304	15.56%	0
2016	10.259308	10.841091	5.67%	0
2015	10.811519	10.259308	-5.11%	0
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.439242	19.045692	-6.82%	37,042
2017	18.318773	20.439242	11.58%	37,705
2016	17.304614	18.318773	5.86%	40,049
2015	17.573602	17.304614	-1.53%	40,604
2014	16.910871	17.573602	3.92%	58,305
2013	14.676003	16.910871	15.23%	104,159
2012	13.405294	14.676003	9.48%	55,170
2011	13.573262	13.405294	-1.24%	23,007
2010	12.386263	13.573262	9.58%	27,545
2009	10.523064	12.386263	17.71%	41,333
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.922843	20.896466	-8.84%	38,772
2017	19.884082	22.922843	15.28%	46,287
2016	18.551498	19.884082	7.18%	49,175
2015	18.914861	18.551498	-1.92%	54,048
2014	18.240405	18.914861	3.70%	59,230
2013	15.086021	18.240405	20.91%	60,351
2012	13.422684	15.086021	12.39%	37,513
2011	13.880562	13.422684	-3.30%	44,657
2010	12.451067	13.880562	11.48%	46,011
2009	10.131069	12.451067	22.90%	55,468
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.081274	17.196496	-4.89%	33,756
2017	16.756774	18.081274	7.90%	35,845
2016	16.044730	16.756774	4.44%	35,846
2015	16.244570	16.044730	-1.23%	36,017
2014	15.697880	16.244570	3.48%	35,988
2013	14.379415	15.697880	9.17%	36,114
2012	13.471382	14.379415	6.74%	9,341
2011	13.359130	13.471382	0.84%	4,002
2010	12.460165	13.359130	7.21%	4,440
2009	11.008504	12.460165	13.19%	13,167

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.969679	11.255225	-5.97%	6,522
2017	10.305697	11.969679	16.15%	6,522
2016	9.609192	10.305697	7.25%	0
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.123440	12.631258	-3.75%	0
2017	10.914355	13.123440	20.24%	0
2016	10.038220	10.914355	8.73%	0
2015	10.145777	10.038220	-1.06%	0
2014*	10.000000	10.145777	1.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	58.134004	50.894254	-12.45%	18,050
2017	50.819255	58.134004	14.39%	19,873
2016	42.759249	50.819255	18.85%	18,079
2015	44.403887	42.759249	-3.70%	18,861
2014	41.073881	44.403887	8.11%	19,145
2013	31.246287	41.073881	31.45%	18,847
2012	26.922495	31.246287	16.06%	9,721
2011	27.960209	26.922495	-3.71%	8,407
2010	22.424067	27.960209	24.69%	9,393
2009	16.596330	22.424067	35.11%	12,081
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.594322	17.822709	-17.47%	5,560
2017	17.377220	21.594322	24.27%	5,460
2016	17.968962	17.377220	-3.29%	5,742
2015	18.277013	17.968962	-1.69%	6,383
2014	18.687409	18.277013	-2.20%	6,507
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.692056	8.750174	-18.16%	4,946
2017	8.803380	10.692056	21.45%	8,085
2016	8.467549	8.803380	3.97%	8,418
2015	9.032827	8.467549	-6.26%	9,205
2014*	10.000000	9.032827	-9.67%	9,232

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.642954	18.808818	-4.25%	38,516
2017	15.268966	19.642954	28.65%	39,372
2016	15.122761	15.268966	0.97%	39,667
2015	14.798219	15.122761	2.19%	40,036
2014	13.562588	14.798219	9.11%	40,698
2013	10.187900	13.562588	33.12%	13,691
2012	8.862484	10.187900	14.96%	6,305
2011	9.238387	8.862484	-4.07%	12,666
2010	8.094976	9.238387	14.12%	13,497
2009	6.313352	8.094976	28.22%	10,347
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.546344	17.946825	-12.65%	0
2017	18.155792	20.546344	13.17%	0
2016	15.793467	18.155792	14.96%	0
2015	16.505402	15.793467	-4.31%	0
2014	15.115965	16.505402	9.19%	0
2013	11.296246	15.115965	33.81%	0
2012	9.705248	11.296246	16.39%	0
2011	10.431033	9.705248	-6.96%	0
2010*	10.000000	10.431033	4.31%	172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.096196	14.897975	-12.86%	0
2017	15.130290	17.096196	12.99%	0
2016	13.196162	15.130290	14.66%	0
2015	13.831759	13.196162	-4.60%	0
2014	12.698969	13.831759	8.92%	0
2013	9.518933	12.698969	33.41%	0
2012	8.193456	9.518933	16.18%	0
2011	8.830785	8.193456	-7.22%	0
2010	7.927560	8.830785	11.39%	0
2009	6.297572	7.927560	25.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.453230	17.901789	-7.98%	16,731
2017	15.413457	19.453230	26.21%	17,037
2016	14.652782	15.413457	5.19%	17,611
2015	14.858251	14.652782	-1.38%	18,733
2014	14.455442	14.858251	2.79%	18,354
2013	10.530030	14.455442	37.28%	19,240
2012	9.275768	10.530030	13.52%	20,019
2011	9.802822	9.275768	-5.38%	21,779
2010	7.823609	9.802822	25.30%	25,536
2009	6.229179	7.823609	25.60%	36,245

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.018238	18.890925	-14.20%	8,592
2017	19.575840	22.018238	12.48%	8,385
2016	16.848653	19.575840	16.19%	7,953
2015	17.560003	16.848653	-4.05%	9,284
2014	15.188249	17.560003	15.62%	10,960
2013	11.330294	15.188249	34.05%	11,375
2012	9.857019	11.330294	14.95%	17,381
2011	10.213593	9.857019	-3.49%	17,215
2010	8.641112	10.213593	18.20%	17,757
2009	6.703532	8.641112	28.90%	19,036
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	29.709790	27.020779	-9.05%	3,578
2017	24.070059	29.709790	23.43%	3,606
2016	22.493548	24.070059	7.01%	3,760
2015	22.595899	22.493548	-0.45%	3,853
2014	22.244920	22.595899	1.58%	4,411
2013	15.603980	22.244920	42.56%	4,251
2012	13.922999	15.603980	12.07%	5,160
2011	14.183713	13.922999	-1.84%	5,033
2010	11.443667	14.183713	23.94%	6,129
2009	9.087220	11.443667	25.93%	6,524
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	66.179336	54.296438	-17.96%	4,406
2017	61.414693	66.179336	7.76%	4,362
2016	49.358576	61.414693	24.43%	4,449
2015	53.159643	49.358576	-7.15%	4,743
2014	50.274961	53.159643	5.74%	5,619
2013	36.242979	50.274961	38.72%	6,256
2012	30.457117	36.242979	19.00%	5,532
2011	32.472819	30.457117	-6.21%	5,206
2010	25.960286	32.472819	25.09%	5,348
2009	20.818097	25.960286	24.70%	5,726
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	55.269724	47.704108	-13.69%	4,154
2017	49.290963	55.269724	12.13%	6,903
2016	40.614743	49.290963	21.36%	7,191
2015	41.791428	40.614743	-2.82%	8,588
2014	41.957017	41.791428	-0.39%	8,983
2013	30.137923	41.957017	39.22%	10,585
2012	26.410500	30.137923	14.11%	6,687
2011	28.304046	26.410500	-6.69%	6,154
2010	22.859607	28.304046	23.82%	7,444
2009	17.176615	22.859607	33.09%	8,711

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	25.662248	25.351839	-1.21%	18,652
2017	21.550201	25.662248	19.08%	18,981
2016	19.581125	21.550201	10.06%	20,399
2015	19.635288	19.581125	-0.28%	21,377
2014	17.721044	19.635288	10.80%	22,660
2013	13.681120	17.721044	29.53%	22,745
2012	12.124275	13.681120	12.84%	28,329
2011	12.206686	12.124275	-0.68%	30,285
2010	10.890161	12.206686	12.09%	31,237
2009	8.741250	10.890161	24.58%	33,046
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.165559	14.394875	-5.08%	29,893
2017	14.412827	15.165559	5.22%	40,137
2016	13.588828	14.412827	6.06%	42,088
2015	14.532431	13.588828	-6.49%	44,608
2014	11.412418	14.532431	27.34%	50,406
2013	11.209667	11.412418	1.81%	46,982
2012	9.799163	11.209667	14.39%	23,377
2011	9.312555	9.799163	5.23%	24,283
2010	7.240299	9.312555	28.62%	26,948
2009	5.601154	7.240299	29.26%	38,192
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.195088	16.159754	-6.02%	55,620
2017	14.356306	17.195088	19.77%	76,209
2016	13.043723	14.356306	10.06%	43,703
2015	13.078829	13.043723	-0.27%	43,703
2014	11.706766	13.078829	11.72%	43,220
2013*	10.000000	11.706766	17.07%	42,022
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.625255	10.583168	-0.40%	4,195
2017	10.586764	10.625255	0.36%	4,346
2016	10.454496	10.586764	1.27%	33,954
2015	10.617677	10.454496	-1.54%	7,325
2014	10.693812	10.617677	-0.71%	5,515
2013	10.812296	10.693812	-1.10%	5,515
2012	10.571451	10.812296	2.28%	3,433
2011	10.562393	10.571451	0.09%	3,757
2010	10.438093	10.562393	1.19%	3,758
2009	9.863610	10.438093	5.82%	3,759
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.450627	14.408569	-12.41%	3,229
2017	14.581999	16.450627	12.81%	5,513
2016	12.210246	14.581999	19.42%	91
2015	12.992859	12.210246	-6.02%	91
2014	12.578175	12.992859	3.30%	91
2013*	10.000000	12.578175	25.78%	92

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.195884	14.322985	-16.71%	2,028
2017	14.182225	17.195884	21.25%	2,039
2016	14.195691	14.182225	-0.09%	799
2015	14.951670	14.195691	-5.06%	828
2014	16.475527	14.951670	-9.25%	846
2013	13.885408	16.475527	18.65%	814
2012	11.754706	13.885408	18.13%	621
2011	13.585442	11.754706	-13.48%	646
2010	12.929827	13.585442	5.07%	664
2009*	10.000000	12.929827	29.30%	1,853
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.136215	11.203455	-7.69%	0
2017	9.861034	12.136215	23.07%	0
2016	9.581718	9.861034	2.92%	0
2015*	10.000000	9.581718	-4.18%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.599179	10.578212	-0.20%	363
2017	10.632799	10.599179	-0.32%	363
2016	10.631953	10.632799	0.01%	363
2015	10.741356	10.631953	-1.02%	1,325
2014	10.805900	10.741356	-0.60%	1,361
2013	10.870093	10.805900	-0.59%	1,361
2012	10.518068	10.870093	3.35%	1,361
2011	10.614801	10.518068	-0.91%	2,786
2010	10.204416	10.614801	4.02%	2,809
2009	9.113768	10.204416	11.97%	2,981
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.110714	24.318608	-6.86%	0
2017	22.314507	26.110714	17.01%	0
2016	20.557399	22.314507	8.55%	0
2015	20.904006	20.557399	-1.66%	0
2014	19.167918	20.904006	9.06%	27
2013	14.098972	19.167918	35.95%	299
2012	12.858771	14.098972	9.64%	52
2011	13.428283	12.858771	-4.24%	51
2010	11.062852	13.428283	21.38%	53
2009	8.519760	11.062852	29.85%	388

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	31.053821	28.921438	-6.87%	0
2017	24.780451	31.053821	25.32%	0
2016	25.645438	24.780451	-3.37%	0
2015	25.068618	25.645438	2.30%	0
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	15,307
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	31.583651	29.304541	-7.22%	7,163
2017	24.820000	31.583651	27.25%	7,284
2016	24.547611	24.820000	1.11%	5,956
2015	23.306126	24.547611	5.33%	6,421
2014	22.299357	23.306126	4.51%	6,555
2013	16.597563	22.299357	34.35%	7,333
2012	14.426823	16.597563	15.05%	3,774
2011	14.443430	14.426823	-0.11%	6,147
2010	11.468790	14.443430	25.94%	6,377
2009	8.753721	11.468790	31.02%	8,087
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	25.845758	22.168434	-14.23%	12,135
2017	19.140728	25.845758	35.03%	12,607
2016	19.356705	19.140728	-1.12%	19,943
2015	18.848412	19.356705	2.70%	24,314
2014	18.649840	18.848412	1.06%	26,756
2013	14.827379	18.649840	25.78%	805
2012	12.376095	14.827379	19.81%	1,551
2011	13.658449	12.376095	-9.39%	1,555
2010	11.921033	13.658449	14.57%	1,558
2009	8.632507	11.921033	38.09%	3,168
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.868082	10.264782	-5.55%	0
2017	10.350488	10.868082	5.00%	0
2016	9.833433	10.350488	5.26%	0
2015	10.183059	9.833433	-3.43%	0
2014	10.022240	10.183059	1.60%	0
2013	10.157406	10.022240	-1.33%	0
2012*	10.000000	10.157406	1.57%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.058728	8.789174	-20.52%	1,973
2017	8.851793	11.058728	24.93%	2,038
2016	9.209072	8.851793	-3.88%	0
2015	9.040141	9.209072	1.87%	0
2014*	10.000000	9.040141	-9.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	29.099198	26.480913	-9.00%	15,380
2017	25.191776	29.099198	15.51%	19,206
2016	22.843182	25.191776	10.28%	20,107
2015	22.375891	22.843182	2.09%	22,083
2014	20.457971	22.375891	9.37%	24,617
2013	15.713605	20.457971	30.19%	27,559
2012	13.608873	15.713605	15.47%	17,214
2011	13.775808	13.608873	-1.21%	11,258
2010	12.008692	13.775808	14.72%	12,048
2009	9.474608	12.008692	26.75%	13,435
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	21.059208	18.657208	-11.41%	12,735
2017	18.671106	21.059208	12.79%	13,385
2016	16.007412	18.671106	16.64%	11,574
2015	17.217537	16.007412	-7.03%	11,774
2014	15.568754	17.217537	10.59%	7,522
2013	11.174456	15.568754	39.32%	10,827
2012	9.586203	11.174456	16.57%	4,580
2011	9.921909	9.586203	-3.38%	270
2010	8.137614	9.921909	21.93%	270
2009	6.003438	8.137614	35.55%	1,233
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.701663	10.930791	-6.59%	93,727
2017	10.445890	11.701663	12.02%	107,228
2016	9.363986	10.445890	11.55%	114,995
2015	10.436641	9.363986	-10.28%	135,155
2014	10.515568	10.436641	-0.75%	139,488
2013	10.631670	10.515568	-1.09%	111,823
2012*	10.000000	10.631670	6.32%	3,791
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.361450	10.682749	-5.97%	0
2017	10.474617	11.361450	8.47%	0
2016	9.364189	10.474617	11.86%	0
2015	9.707524	9.364189	-3.54%	0
2014*	10.000000	9.707524	-2.92%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.217332	11.578259	-5.23%	2,605
2017	11.166609	12.217332	9.41%	4,994
2016	10.982981	11.166609	1.67%	2,732
2015	11.975670	10.982981	-8.29%	2,951
2014	12.084754	11.975670	-0.90%	3,008
2013	13.091230	12.084754	-7.69%	3,694
2012	12.591802	13.091230	3.97%	2,237
2011	11.754996	12.591802	7.12%	82
2010	10.878232	11.754996	8.06%	82
2009*	10.000000	10.878232	8.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.549646	11.437350	-0.97%	4,998
2017	11.544975	11.549646	0.04%	3,159
2016	11.534283	11.544975	0.09%	5,785
2015	11.650049	11.534283	-0.99%	6,479
2014	11.703976	11.650049	-0.46%	7,456
2013	11.873704	11.703976	-1.43%	36,776
2012	11.364804	11.873704	4.48%	9,010
2011	11.387689	11.364804	-0.20%	10,320
2010	10.957755	11.387689	3.92%	3,387
2009*	10.000000	10.957755	9.58%	350
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	14.089734	13.611684	-3.39%	0
2017	13.756628	14.089734	2.42%	0
2016	13.236684	13.756628	3.93%	0
2015	13.769878	13.236684	-3.87%	0
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.231059	10.251863	0.20%	430
2017	10.121668	10.231059	1.08%	0
2016*	10.000000	10.121668	1.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	16.040884	15.762448	-1.74%	0
2017	15.473643	16.040884	3.67%	0
2016	15.251458	15.473643	1.46%	0
2015	15.369764	15.251458	-0.77%	0
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.223467	11.017641	-1.83%	120,571
2017	10.837366	11.223467	3.56%	147,589
2016	10.692397	10.837366	1.36%	148,663
2015	10.786061	10.692397	-0.87%	163,191
2014	10.480302	10.786061	2.92%	161,768
2013	10.829940	10.480302	-3.23%	148,570
2012	10.010745	10.829940	8.18%	59,910
2011*	10.000000	10.010745	0.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.307318	9.834789	-20.09%	0
2017	9.840664	12.307318	25.07%	0
2016*	10.000000	9.840664	-1.59%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.206167	12.765254	-10.14%	0
2017	13.669481	14.206167	3.93%	0
2016	11.556958	13.669481	18.28%	0
2015	13.361992	11.556958	-13.51%	0
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.406595	35.279249	-0.36%	14,533
2017	28.148846	35.406595	25.78%	16,742
2016	31.909083	28.148846	-11.78%	17,299
2015	28.715698	31.909083	11.12%	19,788
2014	22.148664	28.715698	29.65%	19,345
2013	14.894138	22.148664	48.71%	18,491
2012	11.508013	14.894138	29.42%	3,731
2011	10.551642	11.508013	9.06%	3
2010*	10.000000	10.551642	5.52%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	69.958391	52.881627	-24.41%	227
2017	46.880198	69.958391	49.23%	237
2016	47.399393	46.880198	-1.10%	256
2015	55.780242	47.399393	-15.02%	211
2014	56.692978	55.780242	-1.61%	203
2013	51.224224	56.692978	10.68%	186
2012	39.941803	51.224224	28.25%	194
2011	54.437435	39.941803	-26.63%	156
2010	43.438941	54.437435	25.32%	156
2009	20.624175	43.438941	110.62%	156
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.538548	5.330766	-29.29%	11,437
2017	7.783289	7.538548	-3.14%	14,855
2016	5.492918	7.783289	41.70%	14,932
2015	8.376393	5.492918	-34.42%	13,330
2014	10.511920	8.376393	-20.32%	11,275
2013	9.646448	10.511920	8.97%	11,845
2012*	10.000000	9.646448	-3.54%	122

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	38.801028	27.493140	-29.14%	400
2017	39.949358	38.801028	-2.87%	400
2016	28.135256	39.949358	41.99%	400
2015	42.789066	28.135256	-34.25%	400
2014	53.536619	42.789066	-20.08%	400
2013	49.022812	53.536619	9.21%	400
2012	47.994516	49.022812	2.14%	605
2011	58.141223	47.994516	-17.45%	0
2010	45.534579	58.141223	27.69%	0
2009	29.255507	45.534579	55.64%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.117807	30.143875	0.09%	4,599
2017	24.219747	30.117807	24.35%	7,389
2016	22.750669	24.219747	6.46%	6,258
2015	23.710466	22.750669	-4.05%	6,956
2014	24.457696	23.710466	-3.06%	6,453
2013	16.477775	24.457696	48.43%	6,554
2012	15.461387	16.477775	6.57%	850
2011	16.402783	15.461387	-5.74%	850
2010	13.095791	16.402783	25.25%	784
2009*	10.000000	13.095791	30.96%	784

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.977556	11.872911	-8.51%	0
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.661440	-23.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.012246	27.611376	-16.36%	0
2017	29.622462	33.012246	11.44%	2
2016	24.037015	29.622462	23.24%	283
2015	25.810967	24.037015	-6.87%	491
2014	23.991408	25.810967	7.58%	284
2013	17.651726	23.991408	35.92%	283
2012	15.088886	17.651726	16.98%	281
2011	16.721219	15.088886	-9.76%	281
2010	13.376095	16.721219	25.01%	281
2009	9.495046	13.376095	40.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.010421	13.444388	-4.04%	934
2017	13.684813	14.010421	2.38%	3,083
2016	13.275114	13.684813	3.09%	3,070
2015	13.783344	13.275114	-3.69%	3,197
2014	13.511959	13.783344	2.01%	3,183
2013	14.950729	13.511959	-9.62%	2,965
2012	14.099100	14.950729	6.04%	3,503
2011	12.776476	14.099100	10.35%	3,564
2010	12.308103	12.776476	3.81%	3,234
2009	11.308735	12.308103	8.84%	6,785
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	28.086594	25.828934	-8.04%	613
2017	23.605239	28.086594	18.98%	613
2016	21.063139	23.605239	12.07%	614
2015	22.600044	21.063139	-6.80%	614
2014	20.342590	22.600044	11.10%	714
2013	15.166971	20.342590	34.12%	723
2012	13.385756	15.166971	13.31%	727
2011	13.145746	13.385756	1.83%	1,127
2010	11.662225	13.145746	12.72%	1,126
2009	10.000143	11.662225	16.62%	2,986

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	20.350125	17.035719	-16.29%	0
2017	15.705701	20.350125	29.57%	0
2016	16.829317	15.705701	-6.68%	0
2015	16.914112	16.829317	-0.50%	0
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	26.109891	22.472376	-13.93%	344
2017	23.671271	26.109891	10.30%	344
2016	19.510839	23.671271	21.32%	414
2015	20.045018	19.510839	-2.66%	534
2014	17.435319	20.045018	14.97%	592
2013	13.569443	17.435319	28.49%	911
2012	11.812813	13.569443	14.87%	731
2011	12.045576	11.812813	-1.93%	1,185
2010	10.228588	12.045576	17.76%	1,287
2009	7.971125	10.228588	28.32%	1,644
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	39.382654	35.329136	-10.29%	0
2017	36.671875	39.382654	7.39%	0
2016	30.822335	36.671875	18.98%	0
2015	32.473873	30.822335	-5.09%	0
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	5,363
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.866287	10.419797	-4.11%	2,261
2017	10.276071	10.866287	5.74%	1,772
2016	9.223440	10.276071	11.41%	0
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.104882	9.905899	-1.97%	0
2017	9.914560	10.104882	1.92%	0
2016	9.798751	9.914560	1.18%	0
2015*	10.000000	9.798751	-2.01%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.882530	11.777207	-8.58%	0
2017	11.198454	12.882530	15.04%	0
2016	9.770712	11.198454	14.61%	0
2015*	10.000000	9.770712	-2.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.310125	15.797136	-8.74%	450
2017	15.415441	17.310125	12.29%	1,004
2016	15.037839	15.415441	2.51%	1,050
2015	15.382175	15.037839	-2.24%	1,028
2014	15.281611	15.382175	0.66%	1,039
2013	13.525237	15.281611	12.99%	1,244
2012	12.455436	13.525237	8.59%	947
2011	13.089237	12.455436	-4.84%	254
2010	12.076097	13.089237	8.39%	59
2009*	10.000000	12.076097	20.76%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.210727	9.679213	-5.21%	0
2017*	10.000000	10.210727	2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.845179	13.815044	-17.99%	0
2017	15.263164	16.845179	10.36%	255
2016	11.790622	15.263164	29.45%	283
2015	12.764772	11.790622	-7.63%	283
2014	12.238726	12.764772	4.30%	283
2013*	10.000000	12.238726	22.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.553128	11.283577	-16.75%	0
2017	11.929891	13.553128	13.61%	0
2016	10.486380	11.929891	13.77%	0
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.319567	29.947722	-10.12%	845
2017	30.017046	33.319567	11.00%	843
2016	24.176142	30.017046	24.16%	831
2015	25.066101	24.176142	-3.55%	1,987
2014	24.146713	25.066101	3.81%	3,608
2013	17.377168	24.146713	38.96%	4,882
2012	15.204228	17.377168	14.29%	5,004
2011	15.310131	15.204228	-0.69%	4,954
2010	12.321501	15.310131	24.26%	4,719
2009	9.979863	12.321501	23.46%	5,719

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	29.020882	27.327804	-5.83%	21,999
2017	24.179103	29.020882	20.02%	28,963
2016	21.918355	24.179103	10.31%	31,692
2015	21.952767	21.918355	-0.16%	35,083
2014	19.599525	21.952767	12.01%	38,719
2013	15.032842	19.599525	30.38%	40,060
2012	13.153502	15.032842	14.29%	40,631
2011	13.074179	13.153502	0.61%	47,534
2010	11.528882	13.074179	13.40%	53,458
2009	9.241214	11.528882	24.76%	50,843
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	22.307955	21.057908	-5.60%	1,068
2017	19.586223	22.307955	13.90%	1,068
2016	17.969428	19.586223	9.00%	1,218
2015	18.797419	17.969428	-4.40%	1,305
2014	16.778230	18.797419	12.03%	1,322
2013	12.647026	16.778230	32.67%	1,354
2012	11.437824	12.647026	10.57%	1,370
2011	11.478851	11.437824	-0.36%	1,388
2010	10.124093	11.478851	13.38%	3,067
2009	7.664898	10.124093	32.08%	3,794
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	28.020852	25.772717	-8.02%	930
2017	22.283775	28.020852	25.75%	1,262
2016	20.912177	22.283775	6.56%	1,317
2015	21.712874	20.912177	-3.69%	1,369
2014	20.341736	21.712874	6.74%	1,404
2013	17.009549	20.341736	19.59%	1,370
2012	15.598402	17.009549	9.05%	1,547
2011	14.489599	15.598402	7.65%	1,423
2010	12.723920	14.489599	13.88%	1,339
2009	10.513296	12.723920	21.03%	2,111
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.654334	10.511390	-1.34%	0
2017	10.429782	10.654334	2.15%	0
2016	9.694221	10.429782	7.59%	0
2015	9.915306	9.694221	-2.23%	0
2014*	10.000000	9.915306	-0.85%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	18.850185	18.502911	-1.84%	1,177
2017	18.347719	18.850185	2.74%	1,183
2016	17.894987	18.347719	2.53%	1,622
2015	18.165733	17.894987	-1.49%	1,631
2014	17.723414	18.165733	2.50%	2,030
2013	17.763915	17.723414	-0.23%	1,968
2012	16.395358	17.763915	8.35%	5,676
2011	16.233427	16.395358	1.00%	5,444
2010	15.150425	16.233427	7.15%	6,178
2009	12.738951	15.150425	18.93%	6,114
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.247849	-17.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.303201	15.437553	-5.31%	0
2017	14.610876	16.303201	11.58%	0
2016	14.053637	14.610876	3.97%	0
2015	14.276053	14.053637	-1.56%	0
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	0
2012	11.218584	12.372536	10.29%	0
2011	11.392659	11.218584	-1.53%	0
2010	10.233376	11.392659	11.33%	0
2009	8.346893	10.233376	22.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.763739	15.563631	-7.16%	484
2017	14.574748	16.763739	15.02%	490
2016	13.917749	14.574748	4.72%	441
2015	14.145760	13.917749	-1.61%	453
2014	13.686452	14.145760	3.36%	1,455
2013	11.952644	13.686452	14.51%	1,432
2012	10.693965	11.952644	11.77%	1,391
2011	10.952229	10.693965	-2.36%	1,236
2010	9.684552	10.952229	13.09%	1,747
2009	7.615645	9.684552	27.17%	3,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.717444	16.115358	-9.04%	4,843
2017	14.849704	17.717444	19.31%	4,791
2016	14.116734	14.849704	5.19%	6,452
2015	14.343602	14.116734	-1.58%	8,143
2014	13.851778	14.343602	3.55%	6,884
2013	11.545204	13.851778	19.98%	7,056
2012	10.124218	11.545204	14.04%	9,409
2011	10.536181	10.124218	-3.91%	6,142
2010	9.197845	10.536181	14.55%	5,822
2009	7.088246	9.197845	29.76%	4,814

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.970018	11.294660	-5.64%	0
2017	10.438774	11.970018	14.67%	0
2016*	10.000000	10.438774	4.39%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	41.389707	38.218160	-7.66%	0
2017	34.421098	41.389707	20.25%	0
2016	32.300056	34.421098	6.57%	0
2015	32.527464	32.300056	-0.70%	0
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	41,761
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2018	10.549155	7.836578	-25.71%	0
2017	10.987238	10.549155	-3.99%	0
2016	8.333626	10.987238	31.84%	0
2015	10.648894	8.333626	-21.74%	0
2014	12.361897	10.648894	-13.86%	0
2013	10.083588	12.361897	22.59%	0
2012	9.749927	10.083588	3.42%	0
2011	10.414615	9.749927	-6.38%	0
2010	8.850802	10.414615	17.67%	0
2009	6.073480	8.850802	45.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2018	17.358352	12.894888	-25.71%	698
2017	18.079209	17.358352	-3.99%	678
2016	13.712768	18.079209	31.84%	636
2015	17.522479	13.712768	-21.74%	712
2014	20.341203	17.522479	-13.86%	1,064
2013	16.592312	20.341203	22.59%	1,379
2012	16.043285	16.592312	3.42%	1,140
2011	17.137015	16.043285	-6.38%	3,201
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	28.409833	25.696178	-9.55%	3,028
2017	25.502906	28.409833	11.40%	3,077
2016	21.903475	25.502906	16.43%	3,109
2015	23.126290	21.903475	-5.29%	3,212
2014	21.555222	23.126290	7.29%	3,263
2013	17.051501	21.555222	26.41%	3,552
2012	14.735197	17.051501	15.72%	3,440
2011	14.794276	14.735197	-0.40%	4,947
2010	13.017361	14.794276	13.65%	5,030
2009	10.137667	13.017361	28.41%	6,632

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.973652	11.632962	-10.33%	1,270
2017	11.265944	12.973652	15.16%	1,247
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	23.950455	26.569118	10.93%	0
2017	18.045075	23.950455	32.73%	0
2016	18.227855	18.045075	-1.00%	0
2015	17.499367	18.227855	4.16%	0
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	452
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	29.899648	29.442516	-1.53%	3,307
2017	22.426919	29.899648	33.32%	3,613
2016	22.549120	22.426919	-0.54%	3,671
2015	21.330209	22.549120	5.71%	4,231
2014	19.426706	21.330209	9.80%	4,641
2013	14.443460	19.426706	34.50%	4,463
2012	12.769356	14.443460	13.11%	3,675
2011	12.912423	12.769356	-1.11%	4,987
2010	10.540147	12.912423	22.51%	4,854
2009	8.329103	10.540147	26.55%	5,094
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.630144	17.733631	-4.81%	1,036
2017	17.619455	18.630144	5.74%	1,038
2016	15.599814	17.619455	12.95%	1,073
2015	16.413764	15.599814	-4.96%	2,450
2014	16.444824	16.413764	-0.19%	1,619
2013	15.729084	16.444824	4.55%	1,628
2012	13.948535	15.729084	12.77%	1,638
2011	13.591116	13.948535	2.63%	1,877
2010	12.095392	13.591116	12.37%	1,918
2009	8.519187	12.095392	41.98%	5,140
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	15.073476	14.789944	-1.88%	2,563
2017	14.654384	15.073476	2.86%	2,755
2016	14.182995	14.654384	3.32%	2,748
2015	14.464613	14.182995	-1.95%	2,887
2014	13.850724	14.464613	4.43%	2,872
2013	14.296186	13.850724	-3.12%	2,921
2012	13.687953	14.296186	4.44%	3,136
2011	12.928768	13.687953	5.87%	5,863
2010	12.158698	12.928768	6.33%	5,636
2009	10.644234	12.158698	14.23%	9,770

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.328104	17.976865	-15.71%	1,857
2017	17.892817	21.328104	19.20%	1,838
2016	16.161144	17.892817	10.72%	2,419
2015	16.614914	16.161144	-2.73%	2,421
2014	15.843519	16.614914	4.87%	4,009
2013	11.791629	15.843519	34.36%	4,317
2012	10.406269	11.791629	13.31%	6,538
2011	11.802633	10.406269	-11.83%	7,160
2010	9.286425	11.802633	27.10%	7,485
2009	6.716375	9.286425	38.27%	6,830
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.018070	17.664654	-15.95%	2,707
2017	16.358771	21.018070	28.48%	2,345
2016	17.459471	16.358771	-6.30%	2,609
2015	17.084160	17.459471	2.20%	2,306
2014	18.837764	17.084160	-9.31%	20
2013	14.631535	18.837764	28.75%	20
2012	12.292184	14.631535	19.03%	20
2011	15.038362	12.292184	-18.26%	21
2010	13.477523	15.038362	11.58%	21
2009	10.794322	13.477523	24.86%	154
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.203512	9.424899	-7.63%	0
2017*	10.000000	10.203512	2.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	27.669575	22.586582	-18.37%	219
2017	23.503648	27.669575	17.72%	216
2016	21.739709	23.503648	8.11%	217
2015	22.708605	21.739709	-4.27%	217
2014	21.553598	22.708605	5.36%	206
2013	16.732169	21.553598	28.82%	182
2012	13.331454	16.732169	25.51%	160
2011	14.810348	13.331454	-9.99%	881
2010	11.860125	14.810348	24.88%	855
2009	7.630562	11.860125	55.43%	1,157
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.543938	12.975453	-10.78%	1,211
2017	13.152081	14.543938	10.58%	998
2016	11.767143	13.152081	11.77%	928
2015	12.705533	11.767143	-7.39%	928
2014	12.510067	12.705533	1.56%	1,237
2013	10.235367	12.510067	22.22%	1,109
2012	8.987230	10.235367	13.89%	1,037
2011	9.243283	8.987230	-2.77%	731
2010	8.489692	9.243283	8.88%	486
2009	6.600419	8.489692	28.62%	34

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.259147	16.308713	-5.51%	3,343
2017	15.935547	17.259147	8.31%	2,728
2016	14.152107	15.935547	12.60%	505
2015	15.418968	14.152107	-8.22%	623
2014	14.925220	15.418968	3.31%	675
2013	13.264831	14.925220	12.52%	710
2012	11.924398	13.264831	11.24%	674
2011	11.793823	11.924398	1.11%	1,422
2010	10.599753	11.793823	11.27%	1,116
2009	7.916115	10.599753	33.90%	950
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	31.803104	27.359613	-13.97%	93
2017	29.104411	31.803104	9.27%	81
2016	22.637907	29.104411	28.56%	77
2015	24.752989	22.637907	-8.54%	115
2014	24.924006	24.752989	-0.69%	151
2013	18.525896	24.924006	34.54%	265
2012	15.847002	18.525896	16.90%	580
2011	16.674194	15.847002	-4.96%	794
2010	13.168615	16.674194	26.62%	817
2009	10.324935	13.168615	27.54%	1,480
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.937317	9.925413	-16.85%	254
2017	8.609093	11.937317	38.66%	220
2016	7.423056	8.609093	15.98%	259
2015	9.349959	7.423056	-20.61%	279
2014*	10.000000	9.349959	-6.50%	216
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	19.596446	16.395518	-16.33%	0
2017	16.957578	19.596446	15.56%	0
2016	15.975127	16.957578	6.15%	0
2015	17.266594	15.975127	-7.48%	0
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2018	9.754712	8.144689	-16.51%	0
2017	8.464802	9.754712	15.24%	0
2016	7.997795	8.464802	5.84%	0
2015	8.661401	7.997795	-7.66%	0
2014*	10.000000	8.661401	-13.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2018	19.627107	16.387636	-16.51%	736
2017	17.031725	19.627107	15.24%	495
2016	16.092078	17.031725	5.84%	118
2015	17.427292	16.092078	-7.66%	118
2014	19.858524	17.427292	-12.24%	118
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.670112	9.733612	0.66%	112
2017	9.607179	9.670112	0.66%	106
2016	9.450748	9.607179	1.66%	109
2015	10.000913	9.450748	-5.50%	109
2014*	10.000000	10.000913	0.01%	304
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.601220	11.903338	-5.54%	0
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	992
2014	11.468600	11.772060	2.65%	992
2013	10.226390	11.468600	12.15%	992
2012*	10.000000	10.226390	2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.366617	9.716864	-6.27%	0
2017	10.125418	10.366617	2.38%	0
2016	10.303072	10.125418	-1.72%	0
2015	10.244085	10.303072	0.58%	0
2014	9.911900	10.244085	3.35%	0
2013*	10.000000	9.911900	-0.88%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.575604	13.216663	-9.32%	0
2017	12.827971	14.575604	13.62%	0
2016	11.768783	12.827971	9.00%	0
2015	11.997678	11.768783	-1.91%	0
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.124165	17.542574	-8.27%	0
2017	15.533547	19.124165	23.12%	0
2016	14.476943	15.533547	7.30%	0
2015	14.671854	14.476943	-1.33%	0
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.699999	16.476427	-6.91%	0
2017	15.669051	17.699999	12.96%	0
2016	14.689508	15.669051	6.67%	0
2015	14.859525	14.689508	-1.14%	0
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.721777	18.287303	-11.75%	0
2017	18.282138	20.721777	13.34%	0
2016	15.086136	18.282138	21.19%	0
2015	16.030649	15.086136	-5.89%	0
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.908751	18.848251	-5.33%	0
2017	18.977100	19.908751	4.91%	0
2016	16.352028	18.977100	16.05%	0
2015	17.240438	16.352028	-5.15%	0
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.842528	19.698743	-13.76%	0
2017	22.305948	22.842528	2.41%	0
2016	17.840784	22.305948	25.03%	0
2015	19.347066	17.840784	-7.79%	0
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.662579	19.474253	-14.07%	0
2017	20.181981	22.662579	12.29%	0
2016	16.123118	20.181981	25.17%	0
2015	17.517329	16.123118	-7.96%	0
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.373047	18.043896	-11.43%	0
2017	16.857386	20.373047	20.86%	0
2016	15.045756	16.857386	12.04%	0
2015	15.436018	15.045756	-2.53%	0
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.224381	19.244380	-4.85%	0
2017	15.740626	20.224381	28.49%	0
2016	14.660778	15.740626	7.37%	0
2015	14.073666	14.660778	4.17%	0
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.600478	17.652151	-5.10%	0
2017	14.827716	18.600478	25.44%	0
2016	14.718047	14.827716	0.75%	0
2015	14.228486	14.718047	3.44%	0
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.385636	13.330997	-7.33%	0
2017	12.885737	14.385636	11.64%	0
2016	12.787560	12.885737	0.77%	0
2015	13.143994	12.787560	-2.71%	0
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.321201	22.240047	-0.36%	0
2017	19.514444	22.321201	14.38%	0
2016	22.318792	19.514444	-12.56%	0
2015	21.908348	22.318792	1.87%	0
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	26.368515	22.137705	-16.04%	0
2017	21.707954	26.368515	21.47%	0
2016	22.081703	21.707954	-1.69%	0
2015	22.897797	22.081703	-3.56%	0
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.548142	13.571838	-12.71%	0
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.708274	15.529088	-7.06%	20
2017	13.852060	16.708274	20.62%	88
2016	13.947092	13.852060	-0.68%	88
2015	13.978025	13.947092	-0.22%	89
2014	13.143955	13.978025	6.35%	156
2013	9.743742	13.143955	34.90%	156
2012*	10.000000	9.743742	-2.56%	157
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	29.577118	27.616857	-6.63%	1,083
2017	25.323163	29.577118	16.80%	1,073
2016	26.318756	25.323163	-3.78%	3,327
2015	29.079007	26.318756	-9.49%	4,440
2014	31.083721	29.079007	-6.45%	4,731
2013	25.155125	31.083721	23.57%	5,242
2012	21.375327	25.155125	17.68%	6,627
2011	23.326248	21.375327	-8.36%	7,234
2010	21.735727	23.326248	7.32%	7,067
2009	17.602129	21.735727	23.48%	5,121
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	28.803320	27.839816	-3.35%	428
2017	27.340933	28.803320	5.35%	337
2016	23.828947	27.340933	14.74%	237
2015	25.809483	23.828947	-7.67%	276
2014	25.647679	25.809483	0.63%	260
2013	23.504483	25.647679	9.12%	483
2012	20.062784	23.504483	17.15%	133
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.458823	29.071570	-1.31%	1,649
2017	23.507922	29.458823	25.31%	607
2016	22.432763	23.507922	4.79%	440
2015	24.110318	22.432763	-6.96%	355
2014	22.634322	24.110318	6.52%	195
2013	17.639780	22.634322	28.31%	334
2012	15.730501	17.639780	12.14%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.086152	9.831271	-2.53%	0
2017	9.882141	10.086152	2.06%	0
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.611950	21.707105	0.44%	3,190
2017	16.834894	21.611950	28.38%	3,161
2016	16.722585	16.834894	0.67%	3,167
2015	15.128346	16.722585	10.54%	3,311
2014	14.123878	15.128346	7.11%	3,398
2013	10.927524	14.123878	29.25%	5,546
2012	8.934517	10.927524	22.31%	7,334
2011	9.722280	8.934517	-8.10%	8,127
2010	9.246199	9.722280	5.15%	9,090
2009	6.412493	9.246199	44.19%	8,903
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.759026	12.713188	-0.36%	355
2017	8.915641	12.759026	43.11%	7,059
2016	7.929785	8.915641	12.43%	9,245
2015	7.673668	7.929785	3.34%	2,107
2014	7.106516	7.673668	7.98%	2,124
2013	5.315315	7.106516	33.70%	2,272
2012	4.517653	5.315315	17.66%	2,412
2011	5.008333	4.517653	-9.80%	565
2010	4.077032	5.008333	23.46%	832
2009	2.631430	4.077032	54.94%	587
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.591287	11.389022	-16.20%	4,303
2017	10.521649	13.591287	29.17%	4,320
2016	11.420503	10.521649	-7.87%	4,897
2015	12.681636	11.420503	-9.94%	4,394
2014	14.610236	12.681636	-13.20%	5,250
2013	12.946237	14.610236	12.85%	5,436
2012	11.583679	12.946237	11.76%	5,828
2011	17.336409	11.583679	-33.18%	768
2010	14.042580	17.336409	23.46%	832
2009	7.941109	14.042580	76.83%	1,202

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	31.423374	27.355743	-12.94%	557
2017	27.970024	31.423374	12.35%	2,135
2016	24.694230	27.970024	13.27%	2,156
2015	25.688942	24.694230	-3.87%	2,430
2014	22.599898	25.688942	13.67%	2,161
2013	17.298299	22.599898	30.65%	2,005
2012	14.552443	17.298299	18.87%	1,816
2011	14.424564	14.552443	0.89%	1,743
2010	11.831936	14.424564	21.91%	546
2009	9.456972	11.831936	25.11%	546
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.240118	9.039217	-19.58%	0
2017	8.904239	11.240118	26.23%	303
2016	7.465339	8.904239	19.27%	337
2015	9.456461	7.465339	-21.06%	337
2014*	10.000000	9.456461	-5.44%	337
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.233969	10.001606	-2.27%	0
2017	9.977646	10.233969	2.57%	0
2016*	10.000000	9.977646	-0.22%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.882342	16.383852	-2.95%	0
2017	13.532126	16.882342	24.76%	0
2016	12.594771	13.532126	7.44%	0
2015	13.033871	12.594771	-3.37%	0
2014	14.268194	13.033871	-8.65%	0
2013	10.231480	14.268194	39.45%	0
2012*	10.000000	10.231480	2.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	29.841284	26.414418	-11.48%	1,016
2017	25.750615	29.841284	15.89%	1,320
2016	22.918451	25.750615	12.36%	1,339
2015	23.427382	22.918451	-2.17%	1,531
2014	21.527618	23.427382	8.82%	1,741
2013	16.077205	21.527618	33.90%	1,939
2012	14.049748	16.077205	14.43%	2,389
2011	14.293898	14.049748	-1.71%	3,551
2010	13.014934	14.293898	9.83%	3,360
2009	10.763214	13.014934	20.92%	4,342

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.266444	18.065696	-10.86%	1,097
2017	16.182242	20.266444	25.24%	536
2016	15.780344	16.182242	2.55%	538
2015	15.030159	15.780344	4.99%	631
2014	15.049946	15.030159	-0.13%	581
2013	11.940664	15.049946	26.04%	1,008
2012	10.430445	11.940664	14.48%	345
2011	10.753310	10.430445	-3.00%	1,301
2010*	10.000000	10.753310	7.53%	70
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	14.044326	13.777506	-1.90%	0
2017	13.385920	14.044326	4.92%	0
2016	12.774269	13.385920	4.79%	0
2015	13.020750	12.774269	-1.89%	0
2014	12.225259	13.020750	6.51%	0
2013	12.419364	12.225259	-1.56%	0
2012	11.492067	12.419364	8.07%	0
2011	11.015043	11.492067	4.33%	717
2010	10.410626	11.015043	5.81%	717
2009	9.615032	10.410626	8.27%	717
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	50.122841	46.055450	-8.11%	72
2017	46.263388	50.122841	8.34%	73
2016	42.374863	46.263388	9.18%	73
2015	43.395401	42.374863	-2.35%	73
2014	42.694833	43.395401	1.64%	73
2013	47.381061	42.694833	-9.89%	73
2012	40.676240	47.381061	16.48%	73
2011	38.483287	40.676240	5.70%	73
2010	35.509855	38.483287	8.37%	74
2009	27.616445	35.509855	28.58%	74
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.383174	9.443809	-9.05%	0
2017	9.342310	10.383174	11.14%	0
2016	8.228643	9.342310	13.53%	0
2015*	10.000000	8.228643	-17.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.534535	17.111223	-7.68%	0
2017	16.164575	18.534535	14.66%	0
2016	15.504019	16.164575	4.26%	0
2015	16.772964	15.504019	-7.57%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.580738	24.688055	-10.49%	2,281
2017	25.699351	27.580738	7.32%	2,315
2016	21.607502	25.699351	18.94%	5,415
2015	22.858332	21.607502	-5.47%	3,217
2014	20.463168	22.858332	11.70%	3,457
2013	15.710602	20.463168	30.25%	4,036
2012	13.875428	15.710602	13.23%	4,231
2011	13.960429	13.875428	-0.61%	6,766
2010	12.459482	13.960429	12.05%	7,725
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.100041	16.982646	-6.17%	2,239
2017	15.828675	18.100041	14.35%	2,278
2016	14.705080	15.828675	7.64%	2,278
2015	14.746106	14.705080	-0.28%	2,156
2014	14.222958	14.746106	3.68%	2,262
2013	11.682668	14.222958	21.74%	2,571
2012	10.224031	11.682668	14.27%	3,787
2011	10.257868	10.224031	-0.33%	3,778
2010	9.273251	10.257868	10.62%	3,832
2009	7.609027	9.273251	21.87%	3,506
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.046327	11.767250	-2.32%	1,384
2017	11.818807	12.046327	1.93%	17
2016	11.658989	11.818807	1.37%	89
2015	11.833908	11.658989	-1.48%	224
2014	11.415393	11.833908	3.67%	691
2013	11.865284	11.415393	-3.79%	671
2012	11.447284	11.865284	3.65%	662
2011	10.964216	11.447284	4.41%	2,693
2010	10.475482	10.964216	4.67%	2,601
2009	9.458857	10.475482	10.75%	2,163
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.997902	18.780289	-10.56%	2,008
2017	16.235323	20.997902	29.33%	2,843
2016	16.409556	16.235323	-1.06%	3,106
2015	15.596771	16.409556	5.21%	3,319
2014	15.509504	15.596771	0.56%	3,597
2013	12.208952	15.509504	27.03%	3,422
2012	10.127105	12.208952	20.56%	5,398
2011	11.307734	10.127105	-10.44%	5,992
2010	10.288170	11.307734	9.91%	6,668
2009	7.357433	10.288170	39.83%	6,536

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.306564	20.900653	-1.91%	18,285
2017	16.882600	21.306564	26.20%	22,456
2016	15.674978	16.882600	7.70%	24,250
2015	14.914799	15.674978	5.10%	33,231
2014	13.976162	14.914799	6.72%	37,338
2013	10.919651	13.976162	27.99%	38,642
2012	9.419098	10.919651	15.93%	37,722
2011	10.007247	9.419098	-5.88%	51,921
2010	8.573945	10.007247	16.72%	54,681
2009	6.256195	8.573945	37.05%	49,230
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.846319	17.236957	-3.41%	1,022
2017	14.821641	17.846319	20.41%	1,052
2016	13.510758	14.821641	9.70%	996
2015	13.534704	13.510758	-0.18%	1,267
2014	12.434315	13.534704	8.85%	1,705
2013	9.469669	12.434315	31.31%	1,667
2012	8.192020	9.469669	15.60%	1,564
2011	8.485198	8.192020	-3.46%	1,250
2010	7.742763	8.485198	9.59%	747
2009	5.999507	7.742763	29.06%	265
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.552466	19.818272	-3.57%	666
2017	19.572672	20.552466	5.01%	864
2016	18.242369	19.572672	7.29%	1,027
2015	19.023112	18.242369	-4.10%	1,059
2014	18.543732	19.023112	2.59%	1,127
2013	18.992008	18.543732	-2.36%	851
2012	17.134094	18.992008	10.84%	989
2011	16.438470	17.134094	4.23%	1,831
2010	15.052787	16.438470	9.21%	2,239
2009	12.255431	15.052787	22.83%	5,988
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	24.990150	22.885484	-8.42%	1,108
2017	21.446104	24.990150	16.53%	1,381
2016	18.421715	21.446104	16.42%	1,910
2015	19.908964	18.421715	-7.47%	2,000
2014	18.467794	19.908964	7.80%	2,394
2013	13.787567	18.467794	33.95%	3,017
2012	11.786225	13.787567	16.98%	8,152
2011	12.219243	11.786225	-3.54%	4,960
2010	10.688060	12.219243	14.33%	5,152
2009	8.419634	10.688060	26.94%	7,286
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.806034	10.670122	-9.62%	0
2017	10.094294	11.806034	16.96%	0
2016*	10.000000	10.094294	0.94%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.098122	0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.538337	23.503270	-4.22%	213
2017	23.275390	24.538337	5.43%	243
2016	20.646433	23.275390	12.73%	230
2015	21.467512	20.646433	-3.82%	205
2014	21.198613	21.467512	1.27%	540
2013	20.049030	21.198613	5.73%	6
2012	17.723460	20.049030	13.12%	6
2011	17.287312	17.723460	2.52%	263
2010	15.470945	17.287312	11.74%	263
2009	10.730712	15.470945	44.17%	263
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	18.041900	16.966115	-5.96%	12,330
2017	14.632721	18.041900	23.30%	15,352
2016	13.043254	14.632721	12.19%	11,328
2015	13.352528	13.043254	-2.32%	14,125
2014	12.684429	13.352528	5.27%	14,535
2013	8.931281	12.684429	42.02%	26,102
2012	7.734260	8.931281	15.48%	20,414
2011	8.861580	7.734260	-12.72%	26,298
2010	7.762224	8.861580	14.16%	32,917
2009	5.138900	7.762224	51.05%	31,757
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.570029	12.728489	-6.20%	0
2017	11.014189	13.570029	23.20%	0
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.184259	17.846184	-6.97%	401
2017	16.377215	19.184259	17.14%	348
2016	15.061002	16.377215	8.74%	324
2015	15.301201	15.061002	-1.57%	496
2014	14.009506	15.301201	9.22%	475
2013	10.223501	14.009506	37.03%	772
2012	9.285484	10.223501	10.10%	651
2011	9.711597	9.285484	-4.39%	715
2010	7.957915	9.711597	22.04%	807
2009	6.126637	7.957915	29.89%	3,068

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.827321	13.949029	-11.87%	0
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	0
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	408
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.425574	13.356334	-7.41%	177
2017	13.036575	14.425574	10.65%	682
2016	12.441203	13.036575	4.79%	733
2015	12.733574	12.441203	-2.30%	727
2014	12.363447	12.733574	2.99%	692
2013	10.919428	12.363447	13.22%	893
2012	9.956667	10.919428	9.67%	28
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.325623	13.898167	-9.31%	0
2017	13.400962	15.325623	14.36%	0
2016	12.644349	13.400962	5.98%	0
2015	12.976824	12.644349	-2.56%	0
2014	12.551484	12.976824	3.39%	0
2013	10.483128	12.551484	19.73%	0
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.768814	12.279880	-3.83%	20
2017	12.157004	12.768814	5.03%	20
2016	11.767640	12.157004	3.31%	20
2015	12.004692	11.767640	-1.97%	20
2014	11.764140	12.004692	2.04%	39
2013	11.353027	11.764140	3.62%	1,602
2012	10.695079	11.353027	6.15%	1,761
2011	10.679483	10.695079	0.15%	1,680
2010	10.126015	10.679483	5.47%	205
2009	9.072864	10.126015	11.61%	146

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.210446	11.211489	-8.18%	0
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.538999	11.505640	-8.24%	0
2017	10.779491	12.538999	16.32%	0
2016	10.277121	10.779491	4.89%	0
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.915027	13.683889	-8.25%	0
2017	13.252104	14.915027	12.55%	0
2016	12.572145	13.252104	5.41%	1,381
2015	12.868444	12.572145	-2.30%	1,458
2014	12.461811	12.868444	3.26%	2,244
2013	10.712256	12.461811	16.33%	2,294
2012	9.653974	10.712256	10.96%	1,978
2011	10.009410	9.653974	-3.55%	1,993
2010	9.101202	10.009410	9.98%	1,874
2009	7.557700	9.101202	20.42%	13,667
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.551399	13.896593	-10.64%	145
2017	13.337667	15.551399	16.60%	146
2016	12.553092	13.337667	6.25%	147
2015	12.906591	12.553092	-2.74%	72
2014	12.499753	12.906591	3.25%	698
2013	10.185291	12.499753	22.72%	475
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.929486	13.099262	-5.96%	0
2017	12.836374	13.929486	8.52%	0
2016	12.262919	12.836374	4.68%	0
2015	12.551838	12.262919	-2.30%	0
2014	12.212196	12.551838	2.78%	0
2013	11.117335	12.212196	9.85%	128
2012	10.230827	11.117335	8.67%	115
2011	10.388154	10.230827	-1.51%	98
2010	9.648048	10.388154	7.67%	88
2009	8.302301	9.648048	16.21%	74

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.255223	13.033764	-1.67%	34
2017	12.857247	13.255223	3.10%	272
2016	12.358829	12.857247	4.03%	301
2015	12.606058	12.358829	-1.96%	406
2014	12.151350	12.606058	3.74%	406
2013	12.544963	12.151350	-3.14%	348
2012	11.789974	12.544963	6.40%	348
2011	11.200187	11.789974	5.27%	348
2010	10.594362	11.200187	5.72%	248
2009	9.862143	10.594362	7.42%	312
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.779404	13.408466	-2.69%	0
2017	13.446822	13.779404	2.47%	0
2016	13.177005	13.446822	2.05%	0
2015	13.413184	13.177005	-1.76%	0
2014	12.950768	13.413184	3.57%	0
2013	13.389013	12.950768	-3.27%	0
2012	12.657925	13.389013	5.78%	0
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.753006	10.423201	-11.31%	0
2017	10.095765	11.753006	16.42%	0
2016	9.178071	10.095765	10.00%	0
2015*	10.000000	9.178071	-8.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.322223	10.305827	-8.98%	0
2017	10.071983	11.322223	12.41%	0
2016	9.376857	10.071983	7.41%	0
2015*	10.000000	9.376857	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.492394	29.725887	-2.51%	16,169
2017	24.253073	30.492394	25.73%	17,413
2016	23.698425	24.253073	2.34%	18,790
2015	22.835403	23.698425	3.78%	24,687
2014	21.254134	22.835403	7.44%	27,489
2013	15.744370	21.254134	35.00%	32,738
2012	13.433936	15.744370	17.20%	42,172
2011	13.914433	13.433936	-3.45%	56,600
2010	12.950830	13.914433	7.44%	60,654
2009*	10.000000	12.950830	29.51%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	26.394860	21.523636	-18.46%	1,404
2017	18.888585	26.394860	39.74%	1,050
2016	17.756776	18.888585	6.37%	2,262
2015	21.405645	17.756776	-17.05%	2,468
2014	22.939802	21.405645	-6.69%	2,233
2013	23.058241	22.939802	-0.51%	29
2012	19.920861	23.058241	15.75%	29
2011	25.987329	19.920861	-23.34%	29
2010	22.651951	25.987329	14.72%	29
2009	14.045719	22.651951	61.27%	29
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.665850	16.448494	-1.30%	2,429
2017	16.531661	16.665850	0.81%	3,341
2016	16.617105	16.531661	-0.51%	3,333
2015	16.845772	16.617105	-1.36%	2,634
2014	16.313625	16.845772	3.26%	2,726
2013	17.218431	16.313625	-5.25%	3,451
2012	16.919707	17.218431	1.77%	5,708
2011	15.974347	16.919707	5.92%	6,853
2010	15.438298	15.974347	3.47%	7,269
2009	15.224418	15.438298	1.40%	9,977
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.871270	10.883927	0.12%	12,584
2017	10.962305	10.871270	-0.83%	6,322
2016	11.099837	10.962305	-1.24%	27,115
2015	11.240343	11.099837	-1.25%	7,893
2014	11.382626	11.240343	-1.25%	8,429
2013	11.526704	11.382626	-1.25%	8,065
2012	11.673013	11.526704	-1.25%	23,165
2011	11.820354	11.673013	-1.25%	8,797
2010	11.969960	11.820354	-1.25%	11,464
2009	12.116391	11.969960	-1.21%	14,153
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.620773	14.026888	-15.61%	2,843
2017	13.205275	16.620773	25.86%	2,215
2016	13.256784	13.205275	-0.39%	1,930
2015	13.847942	13.256784	-4.27%	3,469
2014	14.086405	13.847942	-1.69%	3,853
2013	12.105864	14.086405	16.36%	164
2012	10.604322	12.105864	14.16%	164
2011	11.900361	10.604322	-10.89%	165
2010	10.637128	11.900361	11.88%	76
2009	8.303713	10.637128	28.10%	76

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.745121	9.959148	-15.21%	1,906
2017	9.556250	11.745121	22.91%	3,830
2016	9.626545	9.556250	-0.73%	3,790
2015	9.885699	9.626545	-2.62%	3,776
2014	10.671140	9.885699	-7.36%	3,705
2013	8.929890	10.671140	19.50%	3,912
2012	7.649968	8.929890	16.73%	947
2011	8.888768	7.649968	-13.94%	1,398
2010	8.381156	8.888768	6.06%	1,322
2009	6.599237	8.381156	27.00%	1,197
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	24.094166	21.684649	-10.00%	7,211
2017	20.601543	24.094166	16.95%	10,621
2016	19.057304	20.601543	8.10%	11,311
2015	19.493101	19.057304	-2.24%	11,740
2014	18.802482	19.493101	3.67%	10,997
2013	14.963314	18.802482	25.66%	11,930
2012	13.073974	14.963314	14.45%	11,447
2011	13.780903	13.073974	-5.13%	11,076
2010	12.174286	13.780903	13.20%	10,302
2009	9.691703	12.174286	25.62%	11,754
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.696609	16.626792	-6.05%	0
2017	16.125138	17.696609	9.75%	0
2016	15.360583	16.125138	4.98%	0
2015	15.582083	15.360583	-1.42%	0
2014	15.087523	15.582083	3.28%	0
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.090608	19.477993	-7.65%	428
2017	18.602127	21.090608	13.38%	428
2016	17.483834	18.602127	6.40%	429
2015	17.799825	17.483834	-1.78%	429
2014	17.132214	17.799825	3.90%	429
2013	14.518698	17.132214	18.00%	430
2012	13.098350	14.518698	10.84%	430
2011	13.389091	13.098350	-2.17%	420
2010	12.102502	13.389091	10.63%	353
2009*	10.000000	12.102502	21.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.181401	14.720266	-3.04%	290
2017	14.546418	15.181401	4.37%	254
2016	14.127681	14.546418	2.96%	469
2015	14.268726	14.127681	-0.99%	773
2014	13.908266	14.268726	2.59%	841
2013	13.435167	13.908266	3.52%	1,184
2012	12.936126	13.435167	3.86%	1,625
2011	12.726522	12.936126	1.65%	1,551
2010	12.170443	12.726522	4.57%	1,412
2009	11.298120	12.170443	7.72%	1,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.118886	11.293388	-6.81%	0
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.498795	11.594500	-7.24%	0
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.275136	18.883159	-6.87%	11,720
2017	18.180855	20.275136	11.52%	12,802
2016	17.182993	18.180855	5.81%	15,592
2015	17.458928	17.182993	-1.58%	16,342
2014	16.809029	17.458928	3.87%	16,335
2013	14.595000	16.809029	15.17%	13,453
2012	13.338062	14.595000	9.42%	11,057
2011	13.512010	13.338062	-1.29%	15,206
2010	12.336608	13.512010	9.53%	17,700
2009	10.486186	12.336608	17.65%	18,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.738761	20.718093	-8.89%	20,106
2017	19.734348	22.738761	15.22%	19,398
2016	18.421092	19.734348	7.13%	23,120
2015	18.791414	18.421092	-1.97%	23,105
2014	18.130547	18.791414	3.65%	23,754
2013	15.002751	18.130547	20.85%	31,794
2012	13.355371	15.002751	12.33%	42,105
2011	13.817929	13.355371	-3.35%	39,154
2010	12.401149	13.817929	11.42%	45,470
2009	10.095565	12.401149	22.84%	33,167

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.936146	17.049781	-4.94%	13,030
2017	16.630659	17.936146	7.85%	14,001
2016	15.932009	16.630659	4.39%	14,264
2015	16.138611	15.932009	-1.28%	15,673
2014	15.603383	16.138611	3.43%	15,888
2013	14.300081	15.603383	9.11%	16,214
2012	13.403862	14.300081	6.69%	5,552
2011	13.298880	13.403862	0.79%	4,929
2010	12.410250	13.298880	7.16%	5,033
2009	10.969951	12.410250	13.13%	5,049
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.948737	11.229819	-6.02%	0
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.100483	12.602734	-3.80%	0
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	57.568006	50.373082	-12.50%	1,076
2017	50.349868	57.568006	14.34%	771
2016	42.385692	50.349868	18.79%	813
2015	44.038263	42.385692	-3.75%	855
2014	40.756306	44.038263	8.05%	812
2013	31.020387	40.756306	31.39%	2,639
2012	26.741414	31.020387	16.00%	3,098
2011	27.786191	26.741414	-3.76%	3,973
2010	22.295780	27.786191	24.63%	4,365
2009	16.509748	22.295780	35.05%	5,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.499887	17.735731	-17.51%	588
2017	17.309957	21.499887	24.21%	793
2016	17.908462	17.309957	-3.34%	794
2015	18.224700	17.908462	-1.74%	900
2014	18.643348	18.224700	-2.25%	874
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.672168	8.729444	-18.20%	287
2017	8.791430	10.672168	21.39%	301
2016	8.460321	8.791430	3.91%	336
2015	9.029687	8.460321	-6.31%	540
2014*	10.000000	9.029687	-9.70%	1,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.547176	18.707577	-4.30%	911
2017	15.202182	19.547176	28.58%	928
2016	15.064202	15.202182	0.92%	1,015
2015	14.748378	15.064202	2.14%	1,137
2014	13.523743	14.748378	9.06%	1,154
2013	10.163854	13.523743	33.06%	3,649
2012	8.846061	10.163854	14.90%	3,679
2011	9.225932	8.846061	-4.12%	5,175
2010	8.088157	9.225932	14.07%	5,319
2009	6.311220	8.088157	28.16%	4,190
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.466789	17.868219	-12.70%	291
2017	18.094615	20.466789	13.11%	291
2016	15.748184	18.094615	14.90%	291
2015	16.466410	15.748184	-4.36%	291
2014	15.087889	16.466410	9.14%	292
2013	11.280967	15.087889	33.75%	557
2012	9.697033	11.280967	16.33%	610
2011	10.427486	9.697033	-7.01%	349
2010*	10.000000	10.427486	4.27%	350
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.012828	14.817773	-12.90%	0
2017	15.064109	17.012828	12.94%	0
2016	13.145070	15.064109	14.60%	0
2015	13.785193	13.145070	-4.64%	0
2014	12.662622	13.785193	8.87%	0
2013	9.496486	12.662622	33.34%	0
2012	8.178285	9.496486	16.12%	0
2011	8.818891	8.178285	-7.26%	0
2010	7.920878	8.818891	11.34%	0
2009	6.295437	7.920878	25.82%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.358330	17.805393	-8.02%	3,564
2017	15.346009	19.358330	26.15%	3,541
2016	14.596041	15.346009	5.14%	5,350
2015	14.808208	14.596041	-1.43%	5,564
2014	14.414054	14.808208	2.73%	5,844
2013	10.505185	14.414054	37.21%	7,171
2012	9.258570	10.505185	13.46%	7,463
2011	9.789588	9.258570	-5.42%	14,647
2010	7.816992	9.789588	25.23%	14,863
2009	6.227072	7.816992	25.53%	18,147
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.910773	18.789141	-14.25%	2,335
2017	19.490129	21.910773	12.42%	2,295
2016	16.783344	19.490129	16.13%	3,009
2015	17.500807	16.783344	-4.10%	3,203
2014	15.144711	17.500807	15.56%	3,187
2013	11.303532	15.144711	33.98%	3,250
2012	9.838731	11.303532	14.89%	3,960
2011	10.199792	9.838731	-3.54%	4,385
2010	8.633805	10.199792	18.14%	5,359
2009	6.701262	8.633805	28.84%	7,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	29.430510	26.753139	-9.10%	965
2017	23.855818	29.430510	23.37%	993
2016	22.304585	23.855818	6.95%	1,012
2015	22.417427	22.304585	-0.50%	1,033
2014	22.080401	22.417427	1.53%	1,059
2013	15.496411	22.080401	42.49%	1,076
2012	13.834035	15.496411	12.02%	1,108
2011	14.100206	13.834035	-1.89%	1,511
2010	11.382047	14.100206	23.88%	1,984
2009	9.042865	11.382047	25.87%	2,419
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	65.535134	53.740524	-18.00%	737
2017	60.847575	65.535134	7.70%	1,140
2016	48.927462	60.847575	24.36%	1,221
2015	52.722019	48.927462	-7.20%	1,144
2014	49.886320	52.722019	5.68%	1,049
2013	35.981005	49.886320	38.65%	1,014
2012	30.252307	35.981005	18.94%	820
2011	32.270762	30.252307	-6.25%	1,019
2010	25.811790	32.270762	25.02%	1,256
2009	20.709509	25.811790	24.64%	1,721

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	54.731640	47.215613	-13.73%	770
2017	48.835727	54.731640	12.07%	783
2016	40.259946	48.835727	21.30%	1,220
2015	41.447329	40.259946	-2.86%	1,203
2014	41.632625	41.447329	-0.45%	1,235
2013	29.920035	41.632625	39.15%	2,260
2012	26.232865	29.920035	14.06%	2,321
2011	28.127878	26.232865	-6.74%	2,912
2010	22.728813	28.127878	23.75%	3,025
2009	17.086989	22.728813	33.02%	3,661
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	25.412272	25.092102	-1.26%	3,040
2017	21.351048	25.412272	19.02%	3,023
2016	19.409969	21.351048	10.00%	3,296
2015	19.473511	19.409969	-0.33%	4,806
2014	17.583937	19.473511	10.75%	4,796
2013	13.582138	17.583937	29.46%	6,487
2012	12.042666	13.582138	12.78%	6,486
2011	12.130640	12.042666	-0.73%	6,399
2010	10.827787	12.130640	12.03%	6,500
2009	8.695593	10.827787	24.52%	7,947
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.091630	14.317412	-5.13%	3,057
2017	14.349812	15.091630	5.17%	4,034
2016	13.536237	14.349812	6.01%	4,281
2015	14.483529	13.536237	-6.54%	7,998
2014	11.379761	14.483529	27.27%	8,313
2013	11.183243	11.379761	1.76%	9,918
2012	9.781032	11.183243	14.34%	8,891
2011	9.299999	9.781032	5.17%	13,823
2010	7.234189	9.299999	28.56%	13,579
2009	5.599255	7.234189	29.20%	16,316
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.154565	16.113458	-6.07%	4,374
2017	14.329700	17.154565	19.71%	2,021
2016	13.026127	14.329700	10.01%	2,010
2015	13.067803	13.026127	-0.32%	2,398
2014	11.702809	13.067803	11.66%	1,636
2013*	10.000000	11.702809	17.03%	806

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.573416	10.526176	-0.45%	400
2017	10.540432	10.573416	0.31%	400
2016	10.414002	10.540432	1.21%	651
2015	10.581916	10.414002	-1.59%	506
2014	10.663192	10.581916	-0.76%	577
2013	10.786788	10.663192	-1.15%	939
2012	10.551870	10.786788	2.23%	417
2011	10.548150	10.551870	0.04%	400
2010	10.429293	10.548150	1.14%	609
2009	9.860285	10.429293	5.77%	203
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.411881	14.367310	-12.46%	557
2017	14.554989	16.411881	12.76%	0
2016	12.193783	14.554989	19.36%	0
2015	12.981900	12.193783	-6.07%	0
2014	12.573928	12.981900	3.24%	0
2013*	10.000000	12.573928	25.74%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.120678	14.253069	-16.75%	444
2017	14.127324	17.120678	21.19%	366
2016	14.147870	14.127324	-0.15%	329
2015	14.908856	14.147870	-5.10%	440
2014	16.436669	14.908856	-9.30%	412
2013	13.859670	16.436669	18.59%	502
2012	11.738872	13.859670	18.07%	581
2011	13.574005	11.738872	-13.52%	638
2010	12.925473	13.574005	5.02%	694
2009*	10.000000	12.925473	29.25%	2,635
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.123006	11.185561	-7.73%	604
2017	9.855278	12.123006	23.01%	402
2016	9.580960	9.855278	2.86%	321
2015*	10.000000	9.580960	-4.19%	321
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.520795	10.494628	-0.25%	0
2017	10.559498	10.520795	-0.37%	0
2016	10.564003	10.559498	-0.04%	0
2015	10.678094	10.564003	-1.07%	0
2014	10.747713	10.678094	-0.65%	752
2013	10.817032	10.747713	-0.64%	800
2012	10.472043	10.817032	3.29%	802
2011	10.573700	10.472043	-0.96%	428
2010	10.170049	10.573700	3.97%	118
2009	9.087672	10.170049	11.91%	590

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.114967	25.241091	-6.91%	380
2017	23.184449	27.114967	16.95%	380
2016	21.369626	23.184449	8.49%	380
2015	21.740924	21.369626	-1.71%	380
2014	19.945418	21.740924	9.00%	380
2013	14.678284	19.945418	35.88%	380
2012	13.393928	14.678284	9.59%	380
2011	13.994219	13.393928	-4.29%	380
2010	11.534933	13.994219	21.32%	380
2009	8.887810	11.534933	29.78%	380
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	30.751539	28.625325	-6.91%	0
2017	24.551617	30.751539	25.25%	0
2016	25.421447	24.551617	-3.42%	0
2015	24.862255	25.421447	2.25%	0
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	1,270
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	31.276166	29.004458	-7.26%	1,635
2017	24.590773	31.276166	27.19%	1,702
2016	24.333186	24.590773	1.06%	1,674
2015	23.114248	24.333186	5.27%	1,747
2014	22.126981	23.114248	4.46%	1,768
2013	16.477598	22.126981	34.29%	1,627
2012	14.329813	16.477598	14.99%	1,647
2011	14.353550	14.329813	-0.17%	1,962
2010	11.403177	14.353550	25.87%	1,817
2009	8.708048	11.403177	30.95%	3,524
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	25.615672	21.959895	-14.27%	4,873
2017	18.979895	25.615672	34.96%	4,802
2016	19.203753	18.979895	-1.17%	5,678
2015	18.708957	19.203753	2.64%	5,882
2014	18.521236	18.708957	1.01%	5,998
2013	14.732589	18.521236	25.72%	1,056
2012	12.303213	14.732589	19.75%	1,160
2011	13.584878	12.303213	-9.43%	1,189
2010	11.862818	13.584878	14.52%	1,590
2009	8.594707	11.862818	38.02%	1,833

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.839650	10.232721	-5.60%	9
2017	10.328614	10.839650	4.95%	9
2016	9.817613	10.328614	5.20%	9
2015	10.171827	9.817613	-3.48%	9
2014	10.016255	10.171827	1.55%	10
2013	10.156480	10.016255	-1.38%	489
2012*	10.000000	10.156480	1.56%	10
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.038242	8.768422	-20.56%	0
2017	8.839848	11.038242	24.87%	0
2016	9.201285	8.839848	-3.93%	0
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	28.816026	26.209876	-9.04%	2,511
2017	24.959206	28.816026	15.45%	2,378
2016	22.643712	24.959206	10.23%	2,384
2015	22.191743	22.643712	2.04%	2,978
2014	20.299880	22.191743	9.32%	3,556
2013	15.600062	20.299880	30.13%	4,032
2012	13.517400	15.600062	15.41%	3,543
2011	13.690128	13.517400	-1.26%	6,981
2010	11.940024	13.690128	14.66%	10,218
2009	9.425201	11.940024	26.68%	12,745
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.935211	18.537903	-11.45%	1,795
2017	18.570536	20.935211	12.73%	1,800
2016	15.929234	18.570536	16.58%	1,759
2015	17.142120	15.929234	-7.08%	1,819
2014	15.508413	17.142120	10.53%	2,436
2013	11.136771	15.508413	39.25%	2,376
2012	9.558713	11.136771	16.51%	2,191
2011	9.898460	9.558713	-3.43%	6,315
2010	8.122488	9.898460	21.86%	7,846
2009	5.995323	8.122488	35.48%	7,691
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.668187	10.893968	-6.64%	824
2017	10.421269	11.668187	11.97%	805
2016	9.346630	10.421269	11.50%	780
2015	10.422561	9.346630	-10.32%	742
2014	10.506702	10.422561	-0.80%	1,102
2013	10.628082	10.506702	-1.14%	1,000
2012*	10.000000	10.628082	6.28%	937

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.340356	10.657489	-6.02%	0
2017	10.460459	11.340356	8.41%	0
2016	9.356257	10.460459	11.80%	0
2015	9.704225	9.356257	-3.59%	0
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.163873	11.521731	-5.28%	0
2017	11.123363	12.163873	9.35%	0
2016	10.945971	11.123363	1.62%	0
2015	11.941366	10.945971	-8.34%	0
2014	12.056240	11.941366	-0.95%	0
2013	13.066955	12.056240	-7.73%	0
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	195
2010	10.874552	11.745076	8.01%	0
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.499129	11.381531	-1.02%	301
2017	11.500269	11.499129	-0.01%	530
2016	11.495418	11.500269	0.04%	535
2015	11.616677	11.495418	-1.04%	602
2014	11.676359	11.616677	-0.51%	584
2013	11.851685	11.676359	-1.48%	848
2012	11.349481	11.851685	4.42%	541
2011	11.378072	11.349481	-0.25%	753
2010	10.954048	11.378072	3.87%	295
2009*	10.000000	10.954048	9.54%	883
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	14.007393	13.525248	-3.44%	0
2017	13.683138	14.007393	2.37%	0
2016	13.172625	13.683138	3.88%	0
2015	13.710172	13.172625	-3.92%	0
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.222437	10.238011	0.15%	0
2017	10.118237	10.222437	1.03%	0
2016*	10.000000	10.118237	1.18%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.947122	15.662344	-1.79%	0
2017	15.390958	15.947122	3.61%	0
2016	15.177618	15.390958	1.41%	0
2015	15.303090	15.177618	-0.82%	0
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.185729	10.975021	-1.88%	3,011
2017	10.806383	11.185729	3.51%	433
2016	10.667199	10.806383	1.30%	443
2015	10.766092	10.667199	-0.92%	547
2014	10.466187	10.766092	2.87%	559
2013	10.820820	10.466187	-3.28%	1,220
2012	10.007389	10.820820	8.13%	874
2011*	10.000000	10.007389	0.07%	304
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2018	12.296994	9.821531	-20.13%	0
2017	9.837380	12.296994	25.00%	0
2016*	10.000000	9.837380	-1.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2018	18.976075	15.156074	-20.13%	0
2017	15.180523	18.976075	25.00%	0
2016	15.758775	15.180523	-3.67%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.123297	12.684318	-10.19%	0
2017	13.596589	14.123297	3.87%	0
2016	11.501140	13.596589	18.22%	0
2015	13.304194	11.501140	-13.55%	0
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.269693	35.124948	-0.41%	1,803
2017	28.054150	35.269693	25.72%	3,634
2016	31.817793	28.054150	-11.83%	3,452
2015	28.648034	31.817793	11.06%	7,315
2014	22.107656	28.648034	29.58%	6,451
2013	14.874074	22.107656	48.63%	2,576
2012	11.498337	14.874074	29.36%	1,938
2011	10.548103	11.498337	9.01%	1,976
2010*	10.000000	10.548103	5.48%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	69.277309	52.340104	-24.45%	0
2017	46.447195	69.277309	49.15%	0
2016	46.985307	46.447195	-1.15%	0
2015	55.320979	46.985307	-15.07%	0
2014	56.254685	55.320979	-1.66%	0
2013	50.853950	56.254685	10.62%	0
2012	39.673191	50.853950	28.18%	0
2011	54.098716	39.673191	-26.67%	0
2010	43.190476	54.098716	25.26%	0
2009	20.516561	43.190476	110.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.516962	5.312797	-29.32%	33
2017	7.764929	7.516962	-3.19%	3,362
2016	5.482729	7.764929	41.63%	3,440
2015	8.365087	5.482729	-34.46%	3,226
2014	10.503060	8.365087	-20.36%	2,427
2013	9.643196	10.503060	8.92%	1,815
2012*	10.000000	9.643196	-3.57%	291
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	38.423149	27.211520	-29.18%	0
2017	39.580265	38.423149	-2.92%	631
2016	27.889385	39.580265	41.92%	631
2015	42.436679	27.889385	-34.28%	686
2014	53.122674	42.436679	-20.12%	686
2013	48.668394	53.122674	9.15%	729
2012	47.671725	48.668394	2.09%	865
2011	57.779398	47.671725	-17.49%	42
2010	45.274087	57.779398	27.62%	42
2009	29.102885	45.274087	55.57%	42

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.986049	29.996727	0.04%	1,381
2017	24.125964	29.986049	24.29%	0
2016	22.674023	24.125964	6.40%	0
2015	23.642553	22.674023	-4.10%	0
2014	24.400000	23.642553	-3.10%	0
2013	16.447217	24.400000	48.35%	0
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.940400	11.832901	-8.56%	0
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.458639	17.938809	-16.40%	0
2017	19.264934	21.458639	11.39%	0
2016	15.640341	19.264934	23.17%	0
2015	16.803131	15.640341	-6.92%	0
2014	15.626494	16.803131	7.53%	0
2013	11.503040	15.626494	35.85%	0
2012	9.837919	11.503040	16.93%	0
2011	10.907709	9.837919	-9.81%	0
2010	8.730018	10.907709	24.94%	0
2009	6.200164	8.730018	40.80%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.906745	13.338102	-4.09%	346
2017	13.590405	13.906745	2.33%	745
2016	13.190196	13.590405	3.03%	802
2015	13.702115	13.190196	-3.74%	1,082
2014	13.439128	13.702115	1.96%	1,090
2013	14.877682	13.439128	-9.67%	1,051
2012	14.037333	14.877682	5.99%	1,999
2011	12.726928	14.037333	10.30%	983
2010	12.266583	12.726928	3.75%	4,362
2009	11.276296	12.266583	8.78%	3,522
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	27.813163	25.564460	-8.09%	107
2017	23.387233	27.813163	18.92%	107
2016	20.879140	23.387233	12.01%	107
2015	22.413965	20.879140	-6.85%	350
2014	20.185314	22.413965	11.04%	351
2013	15.057322	20.185314	34.06%	351
2012	13.295726	15.057322	13.25%	352
2011	13.063929	13.295726	1.77%	353
2010	11.595507	13.063929	12.66%	589
2009	9.947974	11.595507	16.56%	697

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	20.151973	16.861237	-16.33%	0
2017	15.560621	20.151973	29.51%	0
2016	16.682284	15.560621	-6.72%	0
2015	16.774827	16.682284	-0.55%	0
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.956113	22.328635	-13.98%	24
2017	23.543744	25.956113	10.25%	25
2016	19.415521	23.543744	21.26%	25
2015	19.957197	19.415521	-2.71%	25
2014	17.367728	19.957197	14.91%	25
2013	13.523682	17.367728	28.42%	25
2012	11.778949	13.523682	14.81%	29
2011	12.017122	11.778949	-1.98%	29
2010	10.209581	12.017122	17.70%	29
2009	7.960349	10.209581	28.26%	30
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	38.999077	34.967209	-10.34%	0
2017	36.333042	38.999077	7.34%	0
2016	30.552978	36.333042	18.92%	0
2015	32.206397	30.552978	-5.13%	0
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	1,351
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.851641	10.400441	-4.16%	0
2017	10.267397	10.851641	5.69%	0
2016	9.220316	10.267397	11.36%	0
2015*	10.000000	9.220316	-7.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.091257	9.887506	-2.02%	0
2017	9.906199	10.091257	1.87%	0
2016	9.795436	9.906199	1.13%	0
2015*	10.000000	9.795436	-2.05%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.865168	11.755348	-8.63%	0
2017	11.189017	12.865168	14.98%	0
2016	9.767409	11.189017	14.55%	0
2015*	10.000000	9.767409	-2.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.234356	15.719984	-8.79%	0
2017	15.355712	17.234356	12.23%	0
2016	14.987145	15.355712	2.46%	0
2015	15.338093	14.987145	-2.29%	0
2014	15.245537	15.338093	0.61%	1,188
2013	13.500145	15.245537	12.93%	1,189
2012	12.438632	13.500145	8.53%	1,190
2011	13.078195	12.438632	-4.89%	1,191
2010	12.072012	13.078195	8.33%	1,192
2009*	10.000000	12.072012	20.72%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.805473	13.775453	-18.03%	0
2017	15.234886	16.805473	10.31%	0
2016	11.774721	15.234886	29.39%	0
2015	12.754025	11.774721	-7.68%	0
2014	12.234599	12.754025	4.25%	0
2013*	10.000000	12.234599	22.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.528043	11.256946	-16.79%	0
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.056317	29.695973	-10.17%	277
2017	29.794920	33.056317	10.95%	278
2016	24.009353	29.794920	24.10%	277
2015	24.905780	24.009353	-3.60%	279
2014	24.004434	24.905780	3.75%	282
2013	17.283516	24.004434	38.89%	281
2012	15.129971	17.283516	14.23%	284
2011	15.243060	15.129971	-0.74%	297
2010	12.273737	15.243060	24.19%	298
2009	9.946220	12.273737	23.40%	339

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	28.738321	27.047936	-5.88%	1,707
2017	23.955775	28.738321	19.96%	1,707
2016	21.726869	23.955775	10.26%	1,707
2015	21.772004	21.726869	-0.21%	1,708
2014	19.447990	21.772004	11.95%	1,708
2013	14.924177	19.447990	30.31%	1,860
2012	13.065050	14.924177	14.23%	1,861
2011	12.992814	13.065050	0.56%	3,116
2010	11.462933	12.992814	13.35%	3,118
2009	9.192999	11.462933	24.69%	3,119
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	22.090612	20.842122	-5.65%	1,403
2017	19.405191	22.090612	13.84%	1,403
2016	17.812340	19.405191	8.94%	1,403
2015	18.642529	17.812340	-4.45%	1,403
2014	16.648396	18.642529	11.98%	1,403
2013	12.555514	16.648396	32.60%	1,596
2012	11.360823	12.555514	10.52%	1,596
2011	11.407346	11.360823	-0.41%	1,397
2010	10.066125	11.407346	13.32%	1,848
2009	7.624873	10.066125	32.02%	1,849
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	27.747942	25.508709	-8.07%	363
2017	22.077879	27.747942	25.68%	620
2016	20.729432	22.077879	6.50%	611
2015	21.534043	20.729432	-3.74%	598
2014	20.184421	21.534043	6.69%	585
2013	16.886551	20.184421	19.53%	572
2012	15.493470	16.886551	8.99%	558
2011	14.399406	15.493470	7.60%	637
2010	12.651120	14.399406	13.82%	637
2009	10.458431	12.651120	20.97%	653
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.634566	10.486551	-1.39%	0
2017	10.415701	10.634566	2.10%	0
2016	9.686011	10.415701	7.53%	0
2015	9.911931	9.686011	-2.28%	0
2014*	10.000000	9.911931	-0.88%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	18.672872	18.319538	-1.89%	1,392
2017	18.184307	18.672872	2.69%	1,358
2016	17.744571	18.184307	2.48%	1,382
2015	18.022179	17.744571	-1.54%	1,354
2014	17.592262	18.022179	2.44%	2,172
2013	17.641392	17.592262	-0.28%	1,520
2012	16.290555	17.641392	8.29%	1,349
2011	16.137809	16.290555	0.95%	2,557
2010	15.068808	16.137809	7.09%	2,563
2009	12.676743	15.068808	18.87%	2,596
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.245047	-17.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.207182	15.338821	-5.36%	0
2017	14.532157	16.207182	11.53%	0
2016	13.984976	14.532157	3.91%	0
2015	14.213505	13.984976	-1.61%	0
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	0
2012	11.186414	12.330797	10.23%	0
2011	11.365735	11.186414	-1.58%	0
2010	10.214361	11.365735	11.27%	0
2009	8.335607	10.214361	22.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.665055	15.464129	-7.21%	0
2017	14.496261	16.665055	14.96%	0
2016	13.849789	14.496261	4.67%	0
2015	14.083822	13.849789	-1.66%	189
2014	13.633423	14.083822	3.30%	132
2013	11.912364	13.633423	14.45%	0
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.613097	16.012293	-9.09%	0
2017	14.769696	17.613097	19.25%	0
2016	14.047762	14.769696	5.14%	0
2015	14.280761	14.047762	-1.63%	0
2014	13.798089	14.280761	3.50%	0
2013	11.506275	13.798089	19.92%	0
2012	10.095206	11.506275	13.98%	0
2011	10.511308	10.095206	-3.96%	0
2010	9.180780	10.511308	14.49%	0
2009	7.078673	9.180780	29.70%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.959964	11.279427	-5.69%	0
2017	10.435271	11.959964	14.61%	0
2016*	10.000000	10.435271	4.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	40.986611	37.826669	-7.71%	0
2017	34.103069	40.986611	20.18%	0
2016	32.017795	34.103069	6.51%	0
2015	32.259553	32.017795	-0.75%	0
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	8,491
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.486948	7.786399	-25.75%	0
2017	10.927974	10.486948	-4.04%	0
2016	8.292869	10.927974	31.78%	0
2015	10.602192	8.292869	-21.78%	0
2014	12.313942	10.602192	-13.90%	0
2013	10.049567	12.313942	22.53%	119
2012	9.721966	10.049567	3.37%	149
2011	10.390003	9.721966	-6.43%	226
2010	8.834360	10.390003	17.61%	420
2009	6.065267	8.834360	45.65%	932
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	28.133049	25.432871	-9.60%	1,475
2017	25.267193	28.133049	11.34%	1,527
2016	21.711998	25.267193	16.37%	1,508
2015	22.935748	21.711998	-5.34%	1,456
2014	21.388451	22.935748	7.23%	2,542
2013	16.928144	21.388451	26.35%	2,741
2012	14.636018	16.928144	15.66%	2,751
2011	14.702121	14.636018	-0.45%	4,840
2010	12.942820	14.702121	13.59%	9,679
2009	10.084737	12.942820	28.34%	9,858
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.962761	11.617273	-10.38%	0
2017	11.262174	12.962761	15.10%	0
2016*	10.000000	11.262174	12.62%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	23.717215	26.296986	10.88%	0
2017	17.878352	23.717215	32.66%	0
2016	18.068566	17.878352	-1.05%	0
2015	17.355230	18.068566	4.11%	0
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	29.608449	29.140912	-1.58%	1,685
2017	22.219704	29.608449	33.25%	1,730
2016	22.352055	22.219704	-0.59%	1,751
2015	21.154500	22.352055	5.66%	1,721
2014	19.276439	21.154500	9.74%	2,486
2013	14.338988	19.276439	34.43%	2,508
2012	12.683421	14.338988	13.05%	2,485
2011	12.832010	12.683421	-1.16%	3,044
2010	10.479802	12.832010	22.45%	3,297
2009	8.285615	10.479802	26.48%	3,608
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.448779	17.552064	-4.86%	50
2017	17.456716	18.448779	5.68%	41
2016	15.463526	17.456716	12.89%	69
2015	16.278597	15.463526	-5.01%	65
2014	16.317658	16.278597	-0.24%	429
2013	15.615355	16.317658	4.50%	431
2012	13.854722	15.615355	12.71%	432
2011	13.506526	13.854722	2.58%	432
2010	12.026207	13.506526	12.31%	491
2009	8.474745	12.026207	41.91%	643
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.961998	14.673078	-1.93%	18,469
2017	14.553360	14.961998	2.81%	17,061
2016	14.092325	14.553360	3.27%	14,488
2015	14.379428	14.092325	-2.00%	14,873
2014	13.776139	14.379428	4.38%	14,422
2013	14.226412	13.776139	-3.17%	13,256
2012	13.628057	14.226412	4.39%	12,212
2011	12.878696	13.628057	5.82%	62
2010	12.117734	12.878696	6.28%	62
2009	10.613742	12.117734	14.17%	291

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.202505	17.861900	-15.76%	171
2017	17.796431	21.202505	19.14%	246
2016	16.082195	17.796431	10.66%	224
2015	16.542123	16.082195	-2.78%	209
2014	15.782099	16.542123	4.82%	196
2013	11.751865	15.782099	34.29%	429
2012	10.376435	11.751865	13.26%	424
2011	11.774747	10.376435	-11.88%	565
2010	9.269168	11.774747	27.03%	574
2009	6.707301	9.269168	38.20%	756
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	20.813285	17.483629	-16.00%	528
2017	16.207554	20.813285	28.42%	586
2016	17.306829	16.207554	-6.35%	567
2015	16.943391	17.306829	2.15%	556
2014	18.692013	16.943391	-9.35%	0
2013	14.525678	18.692013	28.68%	0
2012	12.209441	14.525678	18.97%	0
2011	14.944699	12.209441	-18.30%	0
2010	13.400354	14.944699	11.52%	0
2009	10.737954	13.400354	24.79%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.200092	9.416935	-7.68%	0
2017*	10.000000	10.200092	2.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	27.451018	22.396765	-18.41%	150
2017	23.329773	27.451018	17.67%	150
2016	21.589785	23.329773	8.06%	150
2015	22.563429	21.589785	-4.32%	150
2014	21.426666	22.563429	5.31%	150
2013	16.642052	21.426666	28.75%	150
2012	13.266379	16.642052	25.45%	150
2011	14.745505	13.266379	-10.03%	150
2010	11.814180	14.745505	24.81%	150
2009	7.604841	11.814180	55.35%	150
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.472957	12.905547	-10.83%	0
2017	13.094504	14.472957	10.53%	0
2016	11.721534	13.094504	11.71%	0
2015	12.662697	11.721534	-7.43%	0
2014	12.474214	12.662697	1.51%	0
2013	10.211201	12.474214	22.16%	0
2012	8.970568	10.211201	13.83%	0
2011	9.230806	8.970568	-2.82%	0
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.157566	16.204471	-5.55%	0
2017	15.849753	17.157566	8.25%	0
2016	14.083020	15.849753	12.55%	0
2015	15.351469	14.083020	-8.26%	0
2014	14.867410	15.351469	3.26%	0
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
2011	11.765995	11.890259	1.06%	0
2010	10.580086	11.765995	11.21%	0
2009	7.905422	10.580086	33.83%	768
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.836937	17.056652	-14.02%	167
2017	18.162816	19.836937	9.22%	167
2016	14.134484	18.162816	28.50%	168
2015	15.462911	14.134484	-8.59%	168
2014	15.577639	15.462911	-0.74%	174
2013	11.584643	15.577639	34.47%	230
2012	9.914503	11.584643	16.85%	246
2011	10.437304	9.914503	-5.01%	278
2010	8.247149	10.437304	26.56%	294
2009	6.469518	8.247149	27.48%	653
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.915195	9.901970	-16.90%	0
2017	8.597481	11.915195	38.59%	0
2016	7.416775	8.597481	15.92%	0
2015	9.346778	7.416775	-20.65%	0
2014*	10.000000	9.346778	-6.53%	26
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	19.441582	16.257660	-16.38%	0
2017	16.832061	19.441582	15.50%	0
2016	15.864889	16.832061	6.10%	0
2015	17.156135	15.864889	-7.53%	0
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.736587	8.125410	-16.55%	0
2017	8.453341	9.736587	15.18%	0
2016	7.991008	8.453341	5.79%	0
2015	8.658440	7.991008	-7.71%	0
2014*	10.000000	8.658440	-13.42%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.652197	9.710630	0.61%	0
2017	9.594217	9.652197	0.60%	0
2016	9.442761	9.594217	1.60%	0
2015	9.997509	9.442761	-5.55%	0
2014*	10.000000	9.997509	-0.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.565150	11.863215	-5.59%	0
2017	11.254538	12.565150	11.65%	0
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	0
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.342147	9.689003	-6.32%	0
2017	10.106621	10.342147	2.33%	0
2016	10.289133	10.106621	-1.77%	0
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.490535	13.132836	-9.37%	0
2017	12.759544	14.490535	13.57%	0
2016	11.711920	12.759544	8.94%	0
2015	11.945763	11.711920	-1.96%	0
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	19.012565	17.431313	-8.32%	0
2017	15.450683	19.012565	23.05%	0
2016	14.406995	15.450683	7.24%	0
2015	14.608358	14.406995	-1.38%	0
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.596727	16.371961	-6.96%	0
2017	15.585496	17.596727	12.90%	0
2016	14.618570	15.585496	6.61%	0
2015	14.795255	14.618570	-1.19%	0
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.600789	18.171272	-11.79%	0
2017	18.184579	20.600789	13.29%	0
2016	15.013214	18.184579	21.12%	0
2015	15.961248	15.013214	-5.94%	0
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.792619	18.728754	-5.38%	0
2017	18.875928	19.792619	4.86%	0
2016	16.273059	18.875928	15.99%	0
2015	17.165883	16.273059	-5.20%	0
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.709157	19.573750	-13.81%	0
2017	22.186909	22.709157	2.35%	0
2016	17.754538	22.186909	24.96%	0
2015	19.263307	17.754538	-7.83%	0
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.530334	19.350754	-14.11%	0
2017	20.074335	22.530334	12.23%	0
2016	16.045222	20.074335	25.11%	0
2015	17.441526	16.045222	-8.01%	0
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.254134	17.929427	-11.48%	0
2017	16.767456	20.254134	20.79%	0
2016	14.973052	16.767456	11.98%	0
2015	15.369203	14.973052	-2.58%	0
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	20.106359	19.122323	-4.89%	0
2017	15.656663	20.106359	28.42%	0
2016	14.589934	15.656663	7.31%	0
2015	14.012755	14.589934	4.12%	0
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.547158	17.592581	-5.15%	0
2017	14.792671	18.547158	25.38%	0
2016	14.690681	14.792671	0.69%	0
2015	14.209216	14.690681	3.39%	0
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.301668	13.246430	-7.38%	0
2017	12.816996	14.301668	11.58%	0
2016	12.725764	12.816996	0.72%	0
2015	13.087102	12.725764	-2.76%	0
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.190949	22.098998	-0.41%	0
2017	19.410382	22.190949	14.33%	0
2016	22.211004	19.410382	-12.61%	0
2015	21.813589	22.211004	1.82%	0
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	26.160133	21.951562	-16.09%	0
2017	21.547272	26.160133	21.41%	0
2016	21.929339	21.547272	-1.74%	0
2015	22.751335	21.929339	-3.61%	0
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.503650	13.526111	-12.76%	0
2017	13.699818	15.503650	13.17%	0
2016	12.265322	13.699818	11.70%	0
2015	12.982605	12.265322	-5.52%	0
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.660363	15.476672	-7.10%	13
2017	13.819307	16.660363	20.56%	13
2016	13.921142	13.819307	-0.73%	13
2015	13.959072	13.921142	-0.27%	13
2014	13.132793	13.959072	6.29%	13
2013	9.740391	13.132793	34.83%	13
2012*	10.000000	9.740391	-2.60%	21
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	29.322403	27.365082	-6.68%	528
2017	25.117748	29.322403	16.74%	528
2016	26.118452	25.117748	-3.83%	528
2015	28.872336	26.118452	-9.54%	528
2014	30.878453	28.872336	-6.50%	539
2013	25.001652	30.878453	23.51%	540
2012	21.255696	25.001652	17.62%	1,282
2011	23.207443	21.255696	-8.41%	754
2010	21.635967	23.207443	7.26%	755
2009	17.530208	21.635967	23.42%	13
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	28.555333	27.586066	-3.39%	0
2017	27.119231	28.555333	5.30%	0
2016	23.647638	27.119231	14.68%	0
2015	25.626099	23.647638	-7.72%	0
2014	25.478339	25.626099	0.58%	0
2013	23.361117	25.478339	9.06%	0
2012	19.950532	23.361117	17.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.271805	28.872303	-1.36%	0
2017	23.370463	29.271805	25.25%	54
2016	22.312856	23.370463	4.74%	37
2015	23.993590	22.312856	-7.00%	26
2014	22.536144	23.993590	6.47%	16
2013	17.572163	22.536144	28.25%	8
2012	15.678162	17.572163	12.08%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.072568	9.813037	-2.58%	0
2017	9.873813	10.072568	2.01%	0
2016	9.786097	9.873813	0.90%	0
2015*	10.000000	9.786097	-2.14%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.416781	21.500111	0.39%	55
2017	16.691275	21.416781	28.31%	55
2016	16.588300	16.691275	0.62%	55
2015	15.014462	16.588300	10.48%	55
2014	14.024644	15.014462	7.06%	77
2013	10.856244	14.024644	29.19%	78
2012	8.880743	10.856244	22.24%	78
2011	9.668653	8.880743	-8.15%	79
2010	9.199859	9.668653	5.10%	303
2009	6.383581	9.199859	44.12%	1,196
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.643718	12.591870	-0.41%	0
2017	8.839535	12.643718	43.04%	0
2016	7.866075	8.839535	12.38%	0
2015	7.615877	7.866075	3.29%	0
2014	7.056562	7.615877	7.93%	49
2013	5.280623	7.056562	33.63%	155
2012	4.490449	5.280623	17.60%	192
2011	4.980700	4.490449	-9.84%	711
2010	4.056586	4.980700	22.78%	711
2009	2.619563	4.056586	54.86%	711
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.468418	11.280316	-16.25%	471
2017	10.431798	13.468418	29.11%	446
2016	11.328696	10.431798	-7.92%	908
2015	12.586081	11.328696	-9.99%	877
2014	14.507498	12.586081	-13.24%	977
2013	12.861711	14.507498	12.80%	1,085
2012	11.513892	12.861711	11.71%	1,612
2011	17.240704	11.513892	-33.22%	183
2010	13.972112	17.240704	23.39%	187
2009	7.905262	13.972112	76.74%	188
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	31.206828	27.153391	-12.99%	178
2017	27.791304	31.206828	12.29%	178
2016	24.548838	27.791304	13.21%	178
2015	25.550631	24.548838	-3.92%	247
2014	22.489605	25.550631	13.61%	248
2013	17.222596	22.489605	30.58%	248
2012	14.496111	17.222596	18.81%	272
2011	14.375991	14.496111	0.84%	272
2010	11.798063	14.375991	21.85%	272
2009	9.434666	11.798063	25.05%	273

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.219280	9.017872	-19.62%	0
2017	8.892220	11.219280	26.17%	0
2016	7.459024	8.892220	19.21%	0
2015	9.453265	7.459024	-21.10%	0
2014*	10.000000	9.453265	-5.47%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.225381	9.988137	-2.32%	0
2017	9.974307	10.225381	2.52%	0
2016*	10.000000	9.974307	-0.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.834036	16.328658	-3.00%	0
2017	13.500207	16.834036	24.69%	0
2016	12.571407	13.500207	7.39%	0
2015	13.016285	12.571407	-3.42%	0
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	21.525672	19.044030	-11.53%	0
2017	18.584291	21.525672	15.83%	118
2016	16.548660	18.584291	12.30%	82
2015	16.924707	16.548660	-2.22%	60
2014	15.560123	16.924707	8.77%	50
2013	11.626455	15.560123	33.83%	32
2012	10.165434	11.626455	14.37%	14
2011	10.347324	10.165434	-1.76%	273
2010	9.426253	10.347324	9.77%	273
2009	7.799359	9.426253	20.86%	870
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.188010	17.986606	-10.90%	0
2017	16.127752	20.188010	25.18%	94
2016	15.735157	16.127752	2.50%	65
2015	14.994719	15.735157	4.94%	47
2014	15.022071	14.994719	-0.18%	28
2013	11.924574	15.022071	25.98%	14
2012	10.421665	11.924574	14.42%	0
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.961638	13.689407	-1.95%	0
2017	13.313827	13.961638	4.87%	0
2016	12.711875	13.313827	4.74%	0
2015	12.963713	12.711875	-1.94%	0
2014	12.177871	12.963713	6.45%	0
2013	12.377498	12.177871	-1.61%	0
2012	11.459146	12.377498	8.01%	0
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	0
2009	9.602059	10.391310	8.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	49.634750	45.583743	-8.16%	0
2017	45.836017	49.634750	8.29%	0
2016	42.004623	45.836017	9.12%	0
2015	43.038039	42.004623	-2.40%	0
2014	42.364681	43.038039	1.59%	0
2013	47.038503	42.364681	-9.94%	0
2012	40.402661	47.038503	16.42%	0
2011	38.243765	40.402661	5.65%	0
2010	35.306707	38.243765	8.32%	0
2009	27.472344	35.306707	28.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.369174	9.426266	-9.09%	0
2017	9.334432	10.369174	11.09%	0
2016	8.225852	9.334432	13.48%	0
2015*	10.000000	8.225852	-17.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.388132	16.967414	-7.73%	0
2017	16.044987	18.388132	14.60%	0
2016	15.397083	16.044987	4.21%	0
2015	16.665713	15.397083	-7.61%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.460033	24.567497	-10.53%	1,792
2017	25.599792	27.460033	7.27%	2,027
2016	21.534658	25.599792	18.88%	2,006
2015	22.792819	21.534658	-5.52%	1,980
2014	20.414865	22.792819	11.65%	2,021
2013	15.681451	20.414865	30.18%	2,010
2012	13.856715	15.681451	13.17%	1,996
2011	13.948645	13.856715	-0.66%	1,902
2010	12.455269	13.948645	11.99%	1,904
2009*	10.000000	12.455269	24.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.993503	16.874092	-6.22%	0
2017	15.743451	17.993503	14.29%	654
2016	14.633287	15.743451	7.59%	699
2015	14.681544	14.633287	-0.33%	738
2014	14.167869	14.681544	3.63%	782
2013	11.643296	14.167869	21.68%	0
2012	10.194744	11.643296	14.21%	0
2011	10.233657	10.194744	-0.38%	0
2010	9.256045	10.233657	10.56%	0
2009	7.598753	9.256045	21.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.975369	11.691981	-2.37%	0
2017	11.755127	11.975369	1.87%	0
2016	11.602023	11.755127	1.32%	0
2015	11.782059	11.602023	-1.53%	0
2014	11.371131	11.782059	3.61%	0
2013	11.825276	11.371131	-3.84%	0
2012	11.414478	11.825276	3.60%	0
2011	10.938320	11.414478	4.35%	0
2010	10.456028	10.938320	4.61%	0
2009	9.446067	10.456028	10.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.874217	18.660159	-10.61%	546
2017	16.147843	20.874217	29.27%	546
2016	16.329379	16.147843	-1.11%	546
2015	15.528434	16.329379	5.16%	546
2014	15.449373	15.528434	0.51%	546
2013	12.167775	15.449373	26.97%	546
2012	10.098071	12.167775	20.50%	546
2011	11.281017	10.098071	-10.49%	546
2010	10.269056	11.281017	9.85%	546
2009	7.347487	10.269056	39.76%	593
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.181094	20.766984	-1.96%	6,369
2017	16.791655	21.181094	26.14%	7,259
2016	15.598415	16.791655	7.65%	7,501
2015	14.849473	15.598415	5.04%	7,297
2014	13.922005	14.849473	6.66%	7,694
2013	10.882845	13.922005	27.93%	8,567
2012	9.392119	10.882845	15.87%	9,290
2011	9.983628	9.392119	-5.92%	734
2010	8.558038	9.983628	16.66%	768
2009	6.247751	8.558038	36.98%	815

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.750206	17.135394	-3.46%	11,541
2017	14.749250	17.750206	20.35%	12,560
2016	13.451569	14.749250	9.65%	12,389
2015	13.482238	13.451569	-0.23%	12,023
2014	12.392386	13.482238	8.79%	11,070
2013	9.442516	12.392386	31.24%	12,500
2012	8.172677	9.442516	15.54%	13,843
2011	8.469447	8.172677	-3.50%	709
2010	7.732300	8.469447	9.53%	709
2009	5.994429	7.732300	28.99%	663
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	20.352245	19.615206	-3.62%	187
2017	19.391796	20.352245	4.95%	170
2016	18.082928	19.391796	7.24%	153
2015	18.866403	18.082928	-4.15%	136
2014	18.400284	18.866403	2.53%	179
2013	18.854634	18.400284	-2.41%	179
2012	17.018800	18.854634	10.79%	179
2011	16.336106	17.018800	4.18%	619
2010	14.966630	16.336106	9.15%	2,101
2009	12.191449	14.966630	22.76%	2,239
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	24.746720	22.651012	-8.47%	674
2017	21.247920	24.746720	16.47%	674
2016	18.260705	21.247920	16.36%	674
2015	19.744965	18.260705	-7.52%	674
2014	18.324947	19.744965	7.75%	680
2013	13.687848	18.324947	33.88%	680
2012	11.706913	13.687848	16.92%	688
2011	12.143143	11.706913	-3.59%	718
2010	10.626864	12.143143	14.27%	719
2009	8.375673	10.626864	26.88%	750
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.796121	10.655731	-9.67%	0
2017	10.090912	11.796121	16.90%	0
2016*	10.000000	10.090912	0.91%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.094700	0.95%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.299451	23.262621	-4.27%	26
2017	23.060438	24.299451	5.37%	26
2016	20.466076	23.060438	12.68%	24
2015	21.290775	20.466076	-3.87%	25
2014	21.034732	21.290775	1.22%	25
2013	19.904116	21.034732	5.68%	0
2012	17.604300	19.904116	13.06%	0
2011	17.179754	17.604300	2.47%	0
2010	15.382474	17.179754	11.68%	0
2009	10.674743	15.382474	44.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.953826	16.874684	-6.01%	0
2017	14.568649	17.953826	23.24%	0
2016	12.992707	14.568649	12.13%	0
2015	13.307515	12.992707	-2.37%	0
2014	12.648079	13.307515	5.21%	0
2013	8.910183	12.648079	41.95%	0
2012	7.719903	8.910183	15.42%	0
2011	8.849604	7.719903	-12.77%	0
2010	7.755653	8.849604	14.11%	0
2009	5.137150	7.755653	50.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.558649	12.711335	-6.25%	0
2017	11.010506	13.558649	23.14%	0
2016*	10.000000	11.010506	10.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	19.090671	17.750075	-7.02%	0
2017	16.305544	19.090671	17.08%	0
2016	15.002665	16.305544	8.68%	0
2015	15.249664	15.002665	-1.62%	0
2014	13.969381	15.249664	9.16%	15
2013	10.199373	13.969381	36.96%	15
2012	9.268273	10.199373	10.05%	15
2011	9.698486	9.268273	-4.44%	93
2010	7.951186	9.698486	21.98%	93
2009	6.124558	7.951186	29.82%	387
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.750078	13.873875	-11.91%	0
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.355133	13.284350	-7.46%	0
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	563
2012	9.938199	10.893639	9.61%	564
2011	10.206099	9.938199	-2.62%	566
2010	9.365872	10.206099	8.97%	567
2009	7.919500	9.365872	18.26%	569
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.250834	13.823294	-9.36%	0
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	0
2014	12.515531	12.933092	3.34%	0
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.706472	12.213702	-3.88%	0
2017	12.103767	12.706472	4.98%	1,594
2016	11.722026	12.103767	3.26%	1,686
2015	11.964218	11.722026	-2.02%	1,784
2014	11.730417	11.964218	1.99%	1,881
2013	11.326218	11.730417	3.57%	0
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.181625	11.179328	-8.23%	0
2017	10.753745	12.181625	13.28%	0
2016	10.321485	10.753745	4.19%	0
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.509431	11.472669	-8.29%	0
2017	10.759508	12.509431	16.26%	0
2016	10.263252	10.759508	4.84%	0
2015	10.931527	10.263252	-6.11%	0
2014	10.964383	10.931527	-0.30%	0
2013*	10.000000	10.964383	9.64%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.842214	13.610151	-8.30%	0
2017	13.194055	14.842214	12.49%	0
2016	12.523394	13.194055	5.36%	0
2015	12.825049	12.523394	-2.35%	0
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	0
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.861507	13.028691	-6.01%	0
2017	12.780176	13.861507	8.46%	0
2016	12.215391	12.780176	4.62%	0
2015	12.509532	12.215391	-2.35%	0
2014	12.177203	12.509532	2.73%	0
2013	11.091106	12.177203	9.79%	0
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.190558	12.963581	-1.72%	0
2017	12.800991	13.190558	3.04%	0
2016	12.310967	12.800991	3.98%	0
2015	12.563599	12.310967	-2.01%	0
2014	12.116550	12.563599	3.69%	0
2013	12.515375	12.116550	-3.19%	0
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	104

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.712184	13.336247	-2.74%	0
2017	13.387989	13.712184	2.42%	0
2016	13.125979	13.387989	2.00%	0
2015	13.368004	13.125979	-1.81%	0
2014	12.913677	13.368004	3.52%	0
2013	13.357432	12.913677	-3.32%	0
2012	12.634477	13.357432	5.72%	0
2011	12.070481	12.634477	4.67%	0
2010	11.311614	12.070481	6.71%	0
2009	9.842789	11.311614	14.92%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.737177	10.403862	-11.36%	0
2017	10.087253	11.737177	16.36%	0
2016	9.174966	10.087253	9.94%	0
2015*	10.000000	9.174966	-8.25%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.306958	10.286688	-9.02%	0
2017	10.063479	11.306958	12.36%	0
2016	9.373686	10.063479	7.36%	0
2015*	10.000000	9.373686	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.358968	29.580755	-2.56%	2,195
2017	24.159142	30.358968	25.66%	2,909
2016	23.618552	24.159142	2.29%	3,206
2015	22.769969	23.618552	3.73%	3,092
2014	21.203967	22.769969	7.39%	3,673
2013	15.715168	21.203967	34.93%	3,875
2012	13.415824	15.715168	17.14%	3,901
2011	13.902694	13.415824	-3.50%	12,240
2010	12.946450	13.902694	7.39%	16,696
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	26.165403	21.325654	-18.50%	353
2017	18.733822	26.165403	39.67%	350
2016	17.620188	18.733822	6.32%	353
2015	21.251769	17.620188	-17.09%	352
2014	22.786437	21.251769	-6.74%	350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	16.503543	16.280002	-1.35%	155
2017	16.378926	16.503543	0.76%	571
2016	16.471901	16.378926	-0.56%	562
2015	16.707026	16.471901	-1.41%	561
2014	16.187452	16.707026	3.21%	1,398
2013	17.093915	16.187452	-5.30%	1,336
2012	16.805888	17.093915	1.71%	1,609
2011	15.874902	16.805888	5.86%	4,251
2010	15.349977	15.874902	3.42%	4,280
2009	15.144983	15.349977	1.35%	4,486
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.765378	10.772421	0.07%	4,032
2017	10.861004	10.765378	-0.88%	4,219
2016	11.002826	10.861004	-1.29%	4,150
2015	11.147745	11.002826	-1.30%	4,114
2014	11.294573	11.147745	-1.30%	4,908
2013	11.443331	11.294573	-1.30%	4,051
2012	11.594459	11.443331	-1.30%	21,546
2011	11.746742	11.594459	-1.30%	105
2010	11.901442	11.746742	-1.30%	103
2009	12.053139	11.901442	-1.26%	3,851
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.476336	13.897909	-15.65%	0
2017	13.097133	16.476336	25.80%	0
2016	13.154850	13.097133	-0.44%	0
2015	13.748426	13.154850	-4.32%	0
2014	13.992261	13.748426	-1.74%	0
2013	12.031039	13.992261	16.30%	0
2012	10.544124	12.031039	14.10%	0
2011	11.838799	10.544124	-10.94%	0
2010	10.587452	11.838799	11.82%	0
2009	8.269122	10.587452	28.04%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.675954	9.895458	-15.25%	0
2017	9.504772	11.675954	22.84%	0
2016	9.579509	9.504772	-0.78%	0
2015	9.842403	9.579509	-2.67%	0
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	0
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.900613	21.499479	-10.05%	1,185
2017	20.446358	23.900613	16.89%	1,185
2016	18.923306	20.446358	8.05%	1,185
2015	19.365849	18.923306	-2.29%	1,185
2014	18.689197	19.365849	3.62%	1,186
2013	14.880689	18.689197	25.59%	1,187
2012	13.008386	14.880689	14.39%	1,188
2011	13.718712	13.008386	-5.18%	1,189
2010	12.125482	13.718712	13.14%	1,190
2009	9.657744	12.125482	25.55%	1,913
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.619165	16.545599	-6.09%	0
2017	16.062681	17.619165	9.69%	0
2016	15.308822	16.062681	4.92%	0
2015	15.537445	15.308822	-1.47%	0
2014	15.051921	15.537445	3.23%	0
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.998256	19.382820	-7.69%	0
2017	18.530018	20.998256	13.32%	0
2016	17.424857	18.530018	6.34%	0
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.059473	14.594620	-3.09%	0
2017	14.436880	15.059473	4.31%	1,353
2016	14.028384	14.436880	2.91%	2,089
2015	14.175624	14.028384	-1.04%	2,176
2014	13.824513	14.175624	2.54%	2,260
2013	13.361029	13.824513	3.47%	661
2012	12.871264	13.361029	3.81%	661
2011	12.669107	12.871264	1.60%	661
2010	12.121663	12.669107	4.52%	661
2009	11.258535	12.121663	7.67%	661

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.090316	11.261028	-6.86%	0
2017	10.741921	12.090316	12.55%	0
2016	10.295392	10.741921	4.34%	0
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.469311	11.561261	-7.28%	0
2017	10.800929	12.469311	15.45%	0
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.112294	18.721954	-6.91%	1,035
2017	18.043956	20.112294	11.46%	1,035
2016	17.062222	18.043956	5.75%	4,609
2015	17.344999	17.062222	-1.63%	4,609
2014	16.707801	17.344999	3.81%	4,609
2013	14.514442	16.707801	15.11%	4,810
2012	13.271179	14.514442	9.37%	4,810
2011	13.451045	13.271179	-1.34%	4,811
2010	12.287158	13.451045	9.47%	10,978
2009	10.449446	12.287158	17.59%	10,979
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.556159	20.541262	-8.93%	1,900
2017	19.585756	22.556159	15.17%	1,902
2016	18.291615	19.585756	7.08%	1,904
2015	18.668782	18.291615	-2.02%	1,907
2014	18.021349	18.668782	3.59%	1,909
2013	14.919941	18.021349	20.79%	10,976
2012	13.288387	14.919941	12.28%	13,326
2011	13.755584	13.288387	-3.40%	13,545
2010	12.351443	13.755584	11.37%	17,460
2009	10.060199	12.351443	22.78%	17,523
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.792058	16.904197	-4.99%	0
2017	16.505393	17.792058	7.80%	0
2016	15.819996	16.505393	4.33%	0
2015	16.033270	15.819996	-1.33%	0
2014	15.509387	16.033270	3.38%	2,476
2013	14.221146	15.509387	9.06%	2,476
2012	13.336642	14.221146	6.63%	2,476
2011	13.238865	13.336642	0.74%	2,476
2010	12.360498	13.238865	7.11%	2,476
2009	10.931514	12.360498	13.07%	2,476

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.927824	11.204442	-6.06%	0
2017	10.280032	11.927824	16.03%	0
2016	9.594931	10.280032	7.14%	0
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.077557	12.574287	-3.85%	0
2017	10.887163	13.077557	20.12%	0
2016	10.023328	10.887163	8.62%	0
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	57.007291	49.857026	-12.54%	1,028
2017	49.884632	57.007291	14.28%	1,079
2016	42.015243	49.884632	18.73%	1,056
2015	43.675478	42.015243	-3.80%	1,016
2014	40.441032	43.675478	8.00%	1,085
2013	30.796005	40.441032	31.32%	1,180
2012	26.561458	30.796005	15.94%	1,314
2011	27.613148	26.561458	-3.81%	291
2010	22.168141	27.613148	24.56%	318
2009	16.423543	22.168141	34.98%	326
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.405778	17.649093	-17.55%	0
2017	17.242886	21.405778	24.14%	0
2016	17.848087	17.242886	-3.39%	0
2015	18.172462	17.848087	-1.78%	0
2014	18.599336	18.172462	-2.30%	13
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.652308	8.708755	-18.25%	0
2017	8.779497	10.652308	21.33%	0
2016	8.453107	8.779497	3.86%	0
2015	9.026563	8.453107	-6.35%	0
2014*	10.000000	9.026563	-9.73%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.451750	18.606762	-4.34%	49
2017	15.135607	19.451750	28.52%	49
2016	15.005825	15.135607	0.86%	49
2015	14.698653	15.005825	2.09%	49
2014	13.484981	14.698653	9.00%	57
2013	10.139854	13.484981	32.99%	57
2012	8.829654	10.139854	14.84%	96
2011	9.213458	8.829654	-4.17%	139
2010	8.081308	9.213458	14.01%	1,928
2009	6.309071	8.081308	28.09%	253
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.387487	17.789925	-12.74%	0
2017	18.033600	20.387487	13.05%	0
2016	15.703014	18.033600	14.84%	0
2015	16.427506	15.703014	-4.41%	0
2014	15.059861	16.427506	9.08%	0
2013	11.265723	15.059861	33.68%	0
2012	9.688842	11.265723	16.28%	0
2011	10.423944	9.688842	-7.05%	0
2010*	10.000000	10.423944	4.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.929698	14.737858	-12.95%	0
2017	14.998075	16.929698	12.88%	0
2016	13.094066	14.998075	14.54%	0
2015	13.738665	13.094066	-4.69%	0
2014	12.626278	13.738665	8.81%	0
2013	9.474025	12.626278	33.27%	0
2012	8.163084	9.474025	16.06%	0
2011	8.806953	8.163084	-7.31%	0
2010	7.914167	8.806953	11.28%	0
2009	6.293303	7.914167	25.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.263830	17.709441	-8.07%	2,231
2017	15.278796	19.263830	26.08%	2,231
2016	14.539443	15.278796	5.09%	2,245
2015	14.758263	14.539443	-1.48%	2,489
2014	14.372720	14.758263	2.68%	2,500
2013	10.480364	14.372720	37.14%	2,504
2012	9.241391	10.480364	13.41%	2,526
2011	9.776372	9.241391	-5.47%	11,442
2010	7.810388	9.776372	25.17%	13,419
2009	6.224956	7.810388	25.47%	13,571

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.803904	18.687973	-14.29%	1,081
2017	19.404857	21.803904	12.36%	2,488
2016	16.718352	19.404857	16.07%	2,516
2015	17.441873	16.718352	-4.15%	2,502
2014	15.101350	17.441873	15.50%	3,227
2013	11.276879	15.101350	33.91%	3,243
2012	9.820513	11.276879	14.83%	3,285
2011	10.186047	9.820513	-3.59%	5,239
2010	8.626530	10.186047	18.08%	5,326
2009	6.698993	8.626530	28.77%	5,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	29.153665	26.487970	-9.14%	30
2017	23.643343	29.153665	23.31%	30
2016	22.117092	23.643343	6.90%	30
2015	22.240245	22.117092	-0.55%	30
2014	21.916969	22.240245	1.48%	30
2013	15.389494	21.916969	42.42%	30
2012	13.745569	15.389494	11.96%	37
2011	14.017124	13.745569	-1.94%	37
2010	11.320708	14.017124	23.82%	159
2009	8.998682	11.320708	25.80%	159
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	64.896893	53.190018	-18.04%	162
2017	60.285421	64.896893	7.65%	154
2016	48.499920	60.285421	24.30%	146
2015	52.287792	48.499920	-7.24%	249
2014	49.500513	52.287792	5.63%	289
2013	35.720804	49.500513	38.58%	307
2012	30.048777	35.720804	18.88%	312
2011	32.069864	30.048777	-6.30%	666
2010	25.664079	32.069864	24.96%	746
2009	20.601414	25.664079	24.57%	751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	54.198530	46.731888	-13.78%	324
2017	48.384461	54.198530	12.02%	319
2016	39.908058	48.384461	21.24%	330
2015	41.105889	39.908058	-2.91%	326
2014	41.310578	41.105889	-0.50%	499
2013	29.703615	41.310578	39.08%	506
2012	26.056338	29.703615	14.00%	522
2011	27.952739	26.056338	-6.78%	532
2010	22.598710	27.952739	23.69%	957
2009	16.997792	22.598710	32.95%	983

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	25.164815	24.835112	-1.31%	320
2017	21.153807	25.164815	18.96%	323
2016	19.240360	21.153807	9.94%	325
2015	19.313128	19.240360	-0.38%	326
2014	17.447950	19.313128	10.69%	339
2013	13.483928	17.447950	29.40%	397
2012	11.961658	13.483928	12.73%	401
2011	12.055137	11.961658	-0.78%	586
2010	10.765841	12.055137	11.98%	1,059
2009	8.650226	10.765841	24.46%	1,349
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	15.017905	14.240209	-5.18%	720
2017	14.286910	15.017905	5.12%	944
2016	13.483703	14.286910	5.96%	944
2015	14.434619	13.483703	-6.59%	945
2014	11.347081	14.434619	27.21%	946
2013	11.156789	11.347081	1.71%	950
2012	9.762846	11.156789	14.28%	984
2011	9.287398	9.762846	5.12%	1,074
2010	7.228034	9.287398	28.49%	1,900
2009	5.597338	7.228034	29.13%	1,985
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.114133	16.067288	-6.12%	0
2017	14.303136	17.114133	19.65%	0
2016	13.008544	14.303136	9.95%	0
2015	13.056769	13.008544	-0.37%	0
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.521816	10.469473	-0.50%	475
2017	10.494294	10.521816	0.26%	640
2016	10.373648	10.494294	1.16%	851
2015	10.546244	10.373648	-1.64%	1,308
2014	10.632633	10.546244	-0.81%	1,394
2013	10.761332	10.632633	-1.20%	1,394
2012	10.532312	10.761332	2.17%	1,394
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	0
2009	9.856957	10.420495	5.72%	69
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.373188	14.326130	-12.50%	0
2017	14.528012	16.373188	12.70%	0
2016	12.177331	14.528012	19.30%	0
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.045717	14.183448	-16.79%	0
2017	14.072567	17.045717	21.13%	0
2016	14.100165	14.072567	-0.20%	0
2015	14.866112	14.100165	-5.15%	0
2014	16.397851	14.866112	-9.34%	14
2013	13.833939	16.397851	18.53%	14
2012	11.723024	13.833939	18.01%	14
2011	13.562540	11.723024	-13.56%	84
2010	12.921098	13.562540	4.96%	84
2009*	10.000000	12.921098	29.21%	301
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.109801	11.167679	-7.78%	0
2017	9.849517	12.109801	22.95%	0
2016	9.580198	9.849517	2.81%	0
2015*	10.000000	9.580198	-4.20%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.442933	10.411650	-0.30%	0
2017	10.486639	10.442933	-0.42%	0
2016	10.496405	10.486639	-0.09%	0
2015	10.615156	10.496405	-1.12%	0
2014	10.689776	10.615156	-0.70%	0
2013	10.764190	10.689776	-0.69%	0
2012	10.426179	10.764190	3.24%	0
2011	10.532710	10.426179	-1.01%	0
2010	10.135756	10.532710	3.92%	0
2009	9.061609	10.135756	11.85%	97
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.752077	23.960159	-6.96%	0
2017	22.030243	25.752077	16.89%	0
2016	20.316032	22.030243	8.44%	0
2015	20.679506	20.316032	-1.76%	0
2014	18.981257	20.679506	8.95%	0
2013	13.975804	18.981257	35.82%	0
2012	12.759393	13.975804	9.53%	0
2011	13.337975	12.759393	-4.34%	0
2010	10.999572	13.337975	21.26%	50
2009	8.479606	10.999572	29.72%	51

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	30.451986	28.332048	-6.96%	0
2017	24.324725	30.451986	25.19%	0
2016	25.199242	24.324725	-3.47%	0
2015	24.657418	25.199242	2.20%	0
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	4,063
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	30.971499	28.707281	-7.31%	409
2017	24.363511	30.971499	27.12%	410
2016	24.120488	24.363511	1.01%	656
2015	22.923800	24.120488	5.22%	657
2014	21.955792	22.923800	4.41%	657
2013	16.358392	21.955792	34.22%	657
2012	14.233377	16.358392	14.93%	658
2011	14.264164	14.233377	-0.22%	1,818
2010	11.337902	14.264164	25.81%	1,896
2009	8.662587	11.337902	30.88%	1,898
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	25.387589	21.753274	-14.32%	2,477
2017	18.820397	25.387589	34.89%	2,710
2016	19.051988	18.820397	-1.22%	2,750
2015	18.570503	19.051988	2.59%	2,676
2014	18.393482	18.570503	0.96%	3,850
2013	14.638367	18.393482	25.65%	542
2012	12.230733	14.638367	19.69%	542
2011	13.511686	12.230733	-9.48%	5,417
2010	11.804875	13.511686	14.46%	5,482
2009	8.557055	11.804875	37.95%	5,528
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.811266	10.200735	-5.65%	701
2017	10.306770	10.811266	4.89%	682
2016	9.801797	10.306770	5.15%	664
2015	10.160577	9.801797	-3.53%	646
2014	10.010249	10.160577	1.50%	628
2013	10.155553	10.010249	-1.43%	610
2012*	10.000000	10.155553	1.56%	22
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.017781	8.747710	-20.60%	0
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	28.535446	25.941449	-9.09%	650
2017	24.728665	28.535446	15.39%	1,468
2016	22.445888	24.728665	10.17%	1,724
2015	22.008992	22.445888	1.99%	1,704
2014	20.142898	22.008992	9.26%	1,759
2013	15.487256	20.142898	30.06%	1,837
2012	13.426463	15.487256	15.35%	1,831
2011	13.604887	13.426463	-1.31%	5,060
2010	11.871691	13.604887	14.60%	5,085
2009	9.376011	11.871691	26.62%	5,269
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.811886	18.419318	-11.50%	25
2017	18.470461	20.811886	12.68%	25
2016	15.851386	18.470461	16.52%	25
2015	17.066987	15.851386	-7.12%	26
2014	15.448253	17.066987	10.48%	26
2013	11.099180	15.448253	39.18%	162
2012	9.531296	11.099180	16.45%	167
2011	9.875060	9.531296	-3.48%	168
2010	8.107393	9.875060	21.80%	169
2009	5.987212	8.107393	35.41%	137
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.634778	10.857233	-6.68%	0
2017	10.396674	11.634778	11.91%	0
2016	9.329288	10.396674	11.44%	0
2015	10.408498	9.329288	-10.37%	0
2014	10.497838	10.408498	-0.85%	0
2013	10.624494	10.497838	-1.19%	0
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.319328	10.632313	-6.07%	0
2017	10.446335	11.319328	8.36%	0
2016	9.348339	10.446335	11.75%	0
2015	9.700922	9.348339	-3.63%	0
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.110606	11.465432	-5.33%	0
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	146

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.448769	11.325917	-1.07%	0
2017	11.455698	11.448769	-0.06%	266
2016	11.456652	11.455698	-0.01%	173
2015	11.583367	11.456652	-1.09%	122
2014	11.648781	11.583367	-0.56%	77
2013	11.829684	11.648781	-1.53%	40
2012	11.334165	11.829684	4.37%	6
2011	11.368465	11.334165	-0.30%	35
2010	10.950340	11.368465	3.82%	36
2009*	10.000000	10.950340	9.50%	123
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.925430	13.439275	-3.49%	0
2017	13.609948	13.925430	2.32%	0
2016	13.108785	13.609948	3.82%	0
2015	13.650653	13.108785	-3.97%	0
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.213804	10.224159	0.10%	0
2017	10.114803	10.213804	0.98%	0
2016*	10.000000	10.114803	1.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.853864	15.562821	-1.84%	0
2017	15.308687	15.853864	3.56%	0
2016	15.104120	15.308687	1.35%	0
2015	15.236698	15.104120	-0.87%	0
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.148048	10.932460	-1.93%	24,840
2017	10.775420	11.148048	3.46%	23,285
2016	10.642012	10.775420	1.25%	19,785
2015	10.746116	10.642012	-0.97%	20,061
2014	10.452058	10.746116	2.81%	19,293
2013	10.811694	10.452058	-3.33%	17,601
2012	10.004024	10.811694	8.07%	16,341
2011*	10.000000	10.004024	0.04%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.286680	9.808295	-20.17%	0
2017	9.834084	12.286680	24.94%	0
2016*	10.000000	9.834084	-1.66%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	14.040874	12.603867	-10.23%	0
2017	13.524079	14.040874	3.82%	0
2016	11.445569	13.524079	18.16%	0
2015	13.246627	11.445569	-13.60%	0
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.133185	34.971167	-0.46%	239
2017	27.959682	35.133185	25.66%	239
2016	31.726679	27.959682	-11.87%	239
2015	28.580474	31.726679	11.01%	239
2014	22.066684	28.580474	29.52%	239
2013	14.854028	22.066684	48.56%	239
2012	11.488675	14.854028	29.29%	239
2011	10.544560	11.488675	8.95%	0
2010*	10.000000	10.544560	5.45%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	68.602617	51.803932	-24.49%	0
2017	46.018047	68.602617	49.08%	0
2016	46.574700	46.018047	-1.20%	0
2015	54.865338	46.574700	-15.11%	0
2014	55.819633	54.865338	-1.71%	0
2013	50.486228	55.819633	10.56%	0
2012	39.406309	50.486228	28.12%	0
2011	53.762017	39.406309	-26.70%	201
2010	42.943373	53.762017	25.19%	201
2009	20.409502	42.943373	110.41%	201
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.495412	5.294856	-29.36%	0
2017	7.746583	7.495412	-3.24%	0
2016	5.472537	7.746583	41.55%	0
2015	8.353783	5.472537	-34.49%	0
2014	10.494193	8.353783	-20.40%	0
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	38.048834	26.932678	-29.22%	0
2017	39.214476	38.048834	-2.97%	0
2016	27.645589	39.214476	41.85%	0
2015	42.087077	27.645589	-34.31%	0
2014	52.711778	42.087077	-20.16%	0
2013	48.316428	52.711778	9.10%	10
2012	47.351010	48.316428	2.04%	13
2011	57.419739	47.351010	-17.54%	0
2010	45.015030	57.419739	27.56%	0
2009	28.951032	45.015030	55.49%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.854838	29.850241	-0.02%	367
2017	24.032522	29.854838	24.23%	367
2016	22.597610	24.032522	6.35%	367
2015	23.574819	22.597610	-4.15%	367
2014	24.342431	23.574819	-3.15%	367
2013	16.416717	24.342431	48.28%	367
2012	15.419739	16.416717	6.47%	367
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.903356	11.793009	-8.61%	12,920
2017	11.440758	12.903356	12.78%	12,920
2016	11.219242	11.440758	1.97%	12,920
2015	11.522572	11.219242	-2.63%	12,920
2014	11.208713	11.522572	2.80%	12,920
2013	10.150789	11.208713	10.42%	10,135
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.353909	17.842166	-16.45%	3,768
2017	19.180591	21.353909	11.33%	3,707
2016	15.579730	19.180591	23.11%	3,537
2015	16.746501	15.579730	-6.97%	3,149
2014	15.581719	16.746501	7.48%	4,116
2013	11.475886	15.581719	35.78%	3,333
2012	9.819678	11.475886	16.87%	3,184
2011	10.893002	9.819678	-9.85%	1,400
2010	8.722650	10.893002	24.88%	1,376
2009	6.198064	8.722650	40.73%	5,021
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.803775	13.232602	-4.14%	6,004
2017	13.496597	13.803775	2.28%	5,938
2016	13.105780	13.496597	2.98%	6,452
2015	13.621321	13.105780	-3.78%	6,439
2014	13.366657	13.621321	1.91%	6,613
2013	14.804972	13.366657	-9.72%	13,347
2012	13.975831	14.804972	5.93%	13,034
2011	12.677558	13.975831	10.24%	12,082
2010	12.225190	12.677558	3.70%	11,583
2009	11.243940	12.225190	8.73%	11,577
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	27.725048	25.470479	-8.13%	842
2017	23.324917	27.725048	18.86%	881
2016	20.834029	23.324917	11.96%	1,683
2015	22.376880	20.834029	-6.89%	1,909
2014	20.162123	22.376880	10.98%	2,035
2013	15.047642	20.162123	33.99%	2,276
2012	13.293928	15.047642	13.19%	2,484
2011	13.068760	13.293928	1.72%	3,051
2010	11.605666	13.068760	12.61%	3,385
2009	9.961739	11.605666	16.50%	5,028

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	22.070757	18.457274	-16.37%	0
2017	17.050842	22.070757	29.44%	0
2016	18.289175	17.050842	-6.77%	0
2015	18.399963	18.289175	-0.60%	0
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009	10.686293	14.101544	31.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.803205	22.185779	-14.02%	1,022
2017	23.416875	25.803205	10.19%	1,090
2016	19.320661	23.416875	21.20%	1,498
2015	19.869759	19.320661	-2.76%	1,600
2014	17.300391	19.869759	14.85%	1,596
2013	13.478073	17.300391	28.36%	2,283
2012	11.745193	13.478073	14.75%	2,194
2011	11.988741	11.745193	-2.03%	1,495
2010	10.190630	11.988741	17.64%	2,325
2009	7.949586	10.190630	28.19%	1,646
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	37.882173	33.948466	-10.38%	0
2017	35.310323	37.882173	7.28%	0
2016	29.707961	35.310323	18.86%	0
2015	31.331528	29.707961	-5.18%	0
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	11,785
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.836995	10.381120	-4.21%	0
2017	10.258728	10.836995	5.64%	0
2016	9.217194	10.258728	11.30%	0
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.077667	9.869171	-2.07%	0
2017	9.897857	10.077667	1.82%	0
2016	9.792122	9.897857	1.08%	0
2015*	10.000000	9.792122	-2.08%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.847824	11.733519	-8.67%	405
2017	11.179574	12.847824	14.92%	385
2016	9.764095	11.179574	14.50%	353
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.158871	15.643143	-8.83%	14,384
2017	15.296183	17.158871	12.18%	19,483
2016	14.936588	15.296183	2.41%	18,692
2015	15.294106	14.936588	-2.34%	18,720
2014	15.209523	15.294106	0.56%	19,770
2013	13.475079	15.209523	12.87%	20,782
2012	12.421855	13.475079	8.48%	5,198
2011	13.067152	12.421855	-4.94%	3,062
2010	12.067934	13.067152	8.28%	491
2009*	10.000000	12.067934	20.68%	10
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.765808	13.735927	-18.07%	0
2017	15.206604	16.765808	10.25%	0
2016	11.758795	15.206604	29.32%	0
2015	12.743222	11.758795	-7.73%	0
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.502950	11.230341	-16.83%	192
2017	11.897741	13.502950	13.49%	192
2016	10.468677	11.897741	13.65%	192
2015	10.885861	10.468677	-3.83%	192
2014*	10.000000	10.885861	8.86%	192
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	32.794953	29.446168	-10.21%	5,973
2017	29.574284	32.794953	10.89%	6,242
2016	23.843593	29.574284	24.03%	6,368
2015	24.746371	23.843593	-3.65%	7,055
2014	23.862879	24.746371	3.70%	10,061
2013	17.190298	23.862879	38.82%	11,181
2012	15.056008	17.190298	14.18%	13,667
2011	15.176213	15.056008	-0.79%	14,448
2010	12.226094	15.176213	24.13%	19,144
2009	9.912640	12.226094	23.34%	22,962

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	28.677972	26.977388	-5.93%	35,015
2017	23.917535	28.677972	19.90%	37,041
2016	21.703149	23.917535	10.20%	41,317
2015	21.759255	21.703149	-0.26%	65,653
2014	19.446442	21.759255	11.89%	72,638
2013	14.930538	19.446442	30.25%	96,703
2012	13.077254	14.930538	14.17%	119,380
2011	13.011532	13.077254	0.51%	153,861
2010	11.485265	13.011532	13.29%	253,893
2009	9.215577	11.485265	24.63%	346,945
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	21.917174	20.667938	-5.70%	154
2017	19.262569	21.917174	13.78%	185
2016	17.690355	19.262569	8.89%	185
2015	18.524250	17.690355	-4.50%	185
2014	16.551165	18.524250	11.92%	185
2013	12.488505	16.551165	32.53%	31
2012	11.305934	12.488505	10.46%	31
2011	11.357968	11.305934	-0.46%	350
2010	10.027613	11.357968	13.27%	646
2009	7.599551	10.027613	31.95%	860
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	27.884681	25.621347	-8.12%	5,022
2017	22.197876	27.884681	25.62%	5,687
2016	20.852617	22.197876	6.45%	6,748
2015	21.672969	20.852617	-3.79%	6,927
2014	20.324933	21.672969	6.63%	7,164
2013	17.012719	20.324933	19.47%	8,662
2012	15.617148	17.012719	8.94%	7,655
2011	14.521692	15.617148	7.54%	8,940
2010	12.765013	14.521692	13.76%	6,883
2009	10.557930	12.765013	20.90%	7,426
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.614841	10.461771	-1.44%	0
2017	10.401626	10.614841	2.05%	0
2016	9.677816	10.401626	7.48%	0
2015	9.908563	9.677816	-2.33%	0
2014*	10.000000	9.908563	-0.91%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	18.497193	18.137927	-1.94%	1,173
2017	18.022340	18.497193	2.63%	1,525
2016	17.595412	18.022340	2.43%	1,810
2015	17.879734	17.595412	-1.59%	2,293
2014	17.462055	17.879734	2.39%	2,533
2013	17.519704	17.462055	-0.33%	2,945
2012	16.186390	17.519704	8.24%	3,055
2011	16.042727	16.186390	0.90%	2,997
2010	14.987624	16.042727	7.04%	2,980
2009	12.614835	14.987624	18.81%	3,168
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.242252	-17.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.111721	15.240696	-5.41%	14
2017	14.453855	16.111721	11.47%	466
2016	13.916656	14.453855	3.86%	1,481
2015	14.151227	13.916656	-1.66%	1,808
2014	13.746966	14.151227	2.94%	2,612
2013	12.289221	13.746966	11.86%	3,995
2012	11.154354	12.289221	10.17%	2,694
2011	11.338883	11.154354	-1.63%	0
2010	10.195394	11.338883	11.22%	0
2009	8.324343	10.195394	22.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.566835	15.365152	-7.25%	3,722
2017	14.418107	16.566835	14.90%	3,954
2016	13.782086	14.418107	4.61%	5,718
2015	14.022071	13.782086	-1.71%	5,889
2014	13.580533	14.022071	3.25%	6,345
2013	11.872166	13.580533	14.39%	6,319
2012	10.632757	11.872166	11.66%	6,080
2011	10.900559	10.632757	-2.46%	1,256
2010	9.648611	10.900559	12.98%	3,172
2009	7.595069	9.648611	27.04%	4,098
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.509318	15.909829	-9.14%	2,308
2017	14.690093	17.509318	19.19%	2,272
2016	13.979113	14.690093	5.09%	2,905
2015	14.218184	13.979113	-1.68%	2,778
2014	13.744581	14.218184	3.45%	5,304
2013	11.467459	13.744581	19.86%	5,302
2012	10.066257	11.467459	13.92%	5,657
2011	10.486471	10.066257	-4.01%	3,783
2010	9.163717	10.486471	14.43%	3,928
2009	7.069088	9.163717	29.63%	6,316

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.949937	11.264219	-5.74%	0
2017	10.431782	11.949937	14.55%	0
2016*	10.000000	10.431782	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	41.208834	38.012372	-7.76%	0
2017	34.305292	41.208834	20.12%	0
2016	32.223929	34.305292	6.46%	0
2015	32.483697	32.223929	-0.80%	0
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	101,196
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.425087	7.736526	-25.79%	7,168
2017	10.868998	10.425087	-4.08%	14,675
2016	8.252280	10.868998	31.71%	14,433
2015	10.555660	8.252280	-21.82%	14,171
2014	12.266121	10.555660	-13.94%	12,859
2013	10.015617	12.266121	22.47%	15,411
2012	9.694050	10.015617	3.32%	21,516
2011	10.365409	9.694050	-6.48%	33,820
2010	8.817909	10.365409	17.55%	42,906
2009	6.057053	8.817909	45.58%	32,359
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	27.759844	25.082696	-9.64%	11,438
2017	24.944592	27.759844	11.29%	11,651
2016	21.445615	24.944592	16.32%	13,705
2015	22.665829	21.445615	-5.38%	14,500
2014	21.147463	22.665829	7.18%	14,292
2013	16.745892	21.147463	26.28%	16,990
2012	14.485799	16.745892	15.60%	17,660
2011	14.558594	14.485799	-0.50%	16,361
2010	12.822952	14.558594	13.54%	17,102
2009	9.996397	12.822952	28.28%	18,691
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.951879	11.601602	-10.43%	395
2017	11.258405	12.951879	15.04%	375
2016*	10.000000	11.258405	12.58%	7,519

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	23.270801	25.788870	10.82%	0
2017	17.550701	23.270801	32.59%	0
2016	17.746394	17.550701	-1.10%	0
2015	17.054417	17.746394	4.06%	0
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	1,178
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	29.089499	28.615572	-1.63%	6,487
2017	21.841282	29.089499	33.19%	7,748
2016	21.982488	21.841282	-0.64%	8,617
2015	20.815277	21.982488	5.61%	10,560
2014	18.976948	20.815277	9.69%	10,637
2013	14.123356	18.976948	34.37%	18,701
2012	12.499038	14.123356	13.00%	15,780
2011	12.651861	12.499038	-1.21%	16,432
2010	10.337912	12.651861	22.38%	21,229
2009	8.177572	10.337912	26.42%	21,351
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.524286	17.614915	-4.91%	2,044
2017	17.537035	18.524286	5.63%	2,047
2016	15.542531	17.537035	12.83%	3,025
2015	16.370073	15.542531	-5.06%	3,926
2014	16.417672	16.370073	-0.29%	948
2013	15.719020	16.417672	4.44%	1,354
2012	13.953786	15.719020	12.65%	1,737
2011	13.609972	13.953786	2.53%	2,300
2010	12.124453	13.609972	12.25%	4,462
2009	8.548305	12.124453	41.83%	5,776
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.851235	14.557043	-1.98%	3,696
2017	14.452922	14.851235	2.76%	5,204
2016	14.002143	14.452922	3.22%	6,168
2015	14.294645	14.002143	-2.05%	10,844
2014	13.701852	14.294645	4.33%	11,070
2013	14.156871	13.701852	-3.21%	16,017
2012	13.568328	14.156871	4.34%	13,463
2011	12.828733	13.568328	5.77%	13,257
2010	12.076844	12.828733	6.23%	14,594
2009	10.583295	12.076844	14.11%	17,218

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	21.077601	17.747616	-15.80%	4,091
2017	17.700517	21.077601	19.08%	4,928
2016	16.003604	17.700517	10.60%	5,952
2015	16.469632	16.003604	-2.83%	5,565
2014	15.720897	16.469632	4.76%	8,247
2013	11.712215	15.720897	34.23%	10,282
2012	10.346673	11.712215	13.20%	12,632
2011	11.746913	10.346673	-11.92%	9,468
2010	9.251935	11.746913	26.97%	10,368
2009	6.698216	9.251935	38.13%	9,762
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	22.232256	18.666076	-16.04%	2,413
2017	17.321268	22.232256	28.35%	2,590
2016	18.505429	17.321268	-6.40%	3,449
2015	18.126006	18.505429	2.09%	4,471
2014	20.006826	18.126006	-9.40%	596
2013	15.555301	20.006826	28.62%	596
2012	13.081522	15.555301	18.91%	596
2011	16.020275	13.081522	-18.34%	611
2010	14.372058	16.020275	11.47%	611
2009	11.522435	14.372058	24.73%	611
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.196671	9.408982	-7.72%	473
2017*	10.000000	10.196671	1.97%	397
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	27.233903	22.208286	-18.45%	1,917
2017	23.156939	27.233903	17.61%	2,687
2016	21.440675	23.156939	8.00%	2,723
2015	22.418957	21.440675	-4.36%	2,709
2014	21.300268	22.418957	5.25%	3,699
2013	16.552264	21.300268	28.68%	3,925
2012	13.201500	16.552264	25.38%	4,102
2011	14.680826	13.201500	-10.08%	3,280
2010	11.768316	14.680826	24.75%	5,317
2009	7.579168	11.768316	55.27%	5,040
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.402300	12.836000	-10.88%	778
2017	13.037157	14.402300	10.47%	767
2016	11.676101	13.037157	11.66%	1,358
2015	12.620008	11.676101	-7.48%	2,077
2014	12.438455	12.620008	1.46%	2,108
2013	10.187087	12.438455	22.10%	1,924
2012	8.953922	10.187087	13.77%	254
2011	9.218340	8.953922	-2.87%	254
2010	8.475367	9.218340	8.77%	248
2009	6.595954	8.475367	28.49%	192

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.056373	16.100690	-5.60%	3,125
2017	15.764238	17.056373	8.20%	3,125
2016	14.014111	15.764238	12.49%	3,128
2015	15.284102	14.014111	-8.31%	3,677
2014	14.809675	15.284102	3.20%	5,471
2013	13.175492	14.809675	12.40%	3,135
2012	11.856123	13.175492	11.13%	163
2011	11.738165	11.856123	1.00%	4,757
2010	10.560423	11.738165	11.15%	4,738
2009	7.894728	10.560423	33.77%	2,199
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.720081	16.947525	-14.06%	958
2017	18.064946	19.720081	9.16%	948
2016	14.065411	18.064946	28.44%	1,255
2015	15.395158	14.065411	-8.64%	4,952
2014	15.517245	15.395158	-0.79%	4,979
2013	11.545575	15.517245	34.40%	4,973
2012	9.886094	11.545575	16.79%	3,360
2011	10.412660	9.886094	-5.06%	2,070
2010	8.231833	10.412660	26.49%	5,422
2009	6.460770	8.231833	27.41%	9,061
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.893068	9.878542	-16.94%	74
2017	8.585843	11.893068	38.52%	11
2016	7.410485	8.585843	15.86%	11
2015	9.343599	7.410485	-20.69%	11
2014*	10.000000	9.343599	-6.56%	11
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	19.287869	16.120886	-16.42%	0
2017	16.707421	19.287869	15.44%	0
2016	15.755371	16.707421	6.04%	0
2015	17.046353	15.755371	-7.57%	0
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.718538	8.106225	-16.59%	89
2017	8.441923	9.718538	15.12%	89
2016	7.984248	8.441923	5.73%	90
2015	8.655505	7.984248	-7.76%	90
2014*	10.000000	8.655505	-13.44%	90

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.634275	9.687656	0.55%	1,357
2017	9.581245	9.634275	0.55%	1,757
2016	9.434766	9.581245	1.55%	2,489
2015	9.994111	9.434766	-5.60%	2,520
2014*	10.000000	9.994111	-0.06%	2,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.529171	11.823232	-5.63%	1,349
2017	11.227984	12.529171	11.59%	1,334
2016	10.908081	11.227984	2.93%	1,267
2015	11.740326	10.908081	-7.09%	1,168
2014	11.449263	11.740326	2.54%	1,077
2013	10.219489	11.449263	12.03%	834
2012*	10.000000	10.219489	2.19%	190
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.402612	-5.97%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.317760	9.661230	-6.36%	0
2017	10.087884	10.317760	2.28%	2,509
2016	10.275245	10.087884	-1.82%	2,509
2015	10.226781	10.275245	0.47%	2,509
2014	9.905190	10.226781	3.25%	2,509
2013*	10.000000	9.905190	-0.95%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.405911	13.049486	-9.42%	0
2017	12.691431	14.405911	13.51%	0
2016	11.655282	12.691431	8.89%	0
2015	11.894023	11.655282	-2.01%	0
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.901479	17.320635	-8.36%	0
2017	15.368172	18.901479	22.99%	0
2016	14.337294	15.368172	7.19%	0
2015	14.545055	14.337294	-1.43%	0
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.494009	16.268086	-7.01%	0
2017	15.502343	17.494009	12.85%	0
2016	14.547918	15.502343	6.56%	0
2015	14.731217	14.547918	-1.24%	0
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.480535	18.055985	-11.84%	0
2017	18.087551	20.480535	13.23%	0
2016	14.940651	18.087551	21.06%	0
2015	15.892163	14.940651	-5.99%	0
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.677114	18.609981	-5.42%	0
2017	18.775258	19.677114	4.80%	0
2016	16.194443	18.775258	15.94%	0
2015	17.091614	16.194443	-5.25%	0
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.576584	19.449557	-13.85%	0
2017	22.068528	22.576584	2.30%	0
2016	17.668723	22.068528	24.90%	0
2015	19.179918	17.668723	-7.88%	0
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.398760	19.227938	-14.16%	0
2017	19.967192	22.398760	12.18%	0
2016	15.967641	19.967192	25.05%	0
2015	17.366004	15.967641	-8.05%	0
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.135883	17.815663	-11.52%	0
2017	16.677978	20.135883	20.73%	0
2016	14.900672	16.677978	11.93%	0
2015	15.302668	14.900672	-2.63%	0
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.988956	19.000981	-4.94%	0
2017	15.573110	19.988956	28.36%	0
2016	14.519410	15.573110	7.26%	0
2015	13.952084	14.519410	4.07%	0
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.493936	17.533149	-5.20%	249
2017	14.757665	18.493936	25.32%	304
2016	14.663314	14.757665	0.64%	304
2015	14.189934	14.663314	3.34%	675
2014	13.297860	14.189934	6.71%	491
2013	9.642499	13.297860	37.91%	491
2012*	10.000000	9.642499	-3.58%	396

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.218187	13.162397	-7.43%	0
2017	12.748627	14.218187	11.53%	0
2016	12.664282	12.748627	0.67%	0
2015	13.030470	12.664282	-2.81%	0
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	22.061402	21.958795	-0.47%	0
2017	19.306810	22.061402	14.27%	0
2016	22.103643	19.306810	-12.65%	0
2015	21.719149	22.103643	1.77%	0
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	25.953329	21.766928	-16.13%	0
2017	21.387728	25.953329	21.35%	0
2016	21.777963	21.387728	-1.79%	0
2015	22.605740	21.777963	-3.66%	0
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.459204	13.480454	-12.80%	0
2017	13.667447	15.459204	13.11%	0
2016	12.242528	13.667447	11.64%	0
2015	12.965066	12.242528	-5.57%	0
2014	12.616435	12.965066	2.76%	0
2013	9.955345	12.616435	26.73%	0
2012*	10.000000	9.955345	-0.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.612561	15.424397	-7.15%	0
2017	13.786616	16.612561	20.50%	0
2016	13.895240	13.786616	-0.78%	0
2015	13.940168	13.895240	-0.32%	0
2014	13.121647	13.940168	6.24%	0
2013	9.737053	13.121647	34.76%	0
2012*	10.000000	9.737053	-2.63%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	29.069819	27.115529	-6.72%	4,275
2017	24.913963	29.069819	16.68%	8,409
2016	25.919646	24.913963	-3.88%	8,365
2015	28.667098	25.919646	-9.58%	8,699
2014	30.674498	28.667098	-6.54%	8,227
2013	24.849103	30.674498	23.44%	7,277
2012	21.136731	24.849103	17.56%	3,484
2011	23.089227	21.136731	-8.46%	5,763
2010	21.536641	23.089227	7.21%	5,330
2009	17.458570	21.536641	23.36%	4,798
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	28.309360	27.334520	-3.44%	194
2017	26.899207	28.309360	5.24%	194
2016	23.467644	26.899207	14.62%	185
2015	25.443931	23.467644	-7.77%	251
2014	25.310047	25.443931	0.53%	232
2013	23.218567	25.310047	9.01%	114
2012	19.838867	23.218567	17.04%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	29.085814	28.674230	-1.42%	195
2017	23.233700	29.085814	25.19%	147
2016	22.193504	23.233700	4.69%	124
2015	23.877356	22.193504	-7.05%	84
2014	22.438337	23.877356	6.41%	47
2013	17.504752	22.438337	28.18%	17
2012	15.625954	17.504752	12.02%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.058977	9.794801	-2.63%	0
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.223086	21.294812	0.34%	2,329
2017	16.548673	21.223086	28.25%	2,500
2016	16.454881	16.548673	0.57%	3,866
2015	14.901256	16.454881	10.43%	8,165
2014	13.925952	14.901256	7.00%	8,308
2013	10.785306	13.925952	29.12%	7,979
2012	8.827190	10.785306	22.18%	7,363
2011	9.615212	8.827190	-8.20%	9,738
2010	9.153635	9.615212	5.04%	14,628
2009	6.354726	9.153635	44.04%	16,282
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.529394	12.471658	-0.46%	8,623
2017	8.764026	12.529394	42.96%	11,770
2016	7.802824	8.764026	12.32%	14,350
2015	7.558459	7.802824	3.23%	12,411
2014	7.006919	7.558459	7.87%	13,495
2013	5.246127	7.006919	33.56%	12,493
2012	4.463381	5.246127	17.54%	8,991
2011	4.953177	4.463381	-9.89%	1,647
2010	4.036206	4.953177	22.72%	1,647
2009	2.607720	4.036206	54.78%	1,647
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.346635	11.172609	-16.29%	991
2017	10.342695	13.346635	29.04%	1,246
2016	11.237618	10.342695	-7.96%	2,001
2015	12.491225	11.237618	-10.04%	1,936
2014	14.405470	12.491225	-13.29%	6,977
2013	12.777721	14.405470	12.74%	6,735
2012	11.444515	12.777721	11.65%	7,352
2011	17.145500	11.444515	-33.25%	0
2010	13.901995	17.145500	23.33%	0
2009	7.869575	13.901995	76.65%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	30.991610	26.952376	-13.03%	2,744
2017	27.613586	30.991610	12.23%	2,736
2016	24.404181	27.613586	13.15%	2,643
2015	25.412954	24.404181	-3.97%	2,907
2014	22.379755	25.412954	13.55%	2,943
2013	17.147153	22.379755	30.52%	3,199
2012	14.439939	17.147153	18.75%	4,311
2011	14.327528	14.439939	0.78%	3,630
2010	11.764239	14.327528	21.79%	11,673
2009	9.412391	11.764239	24.99%	11,820

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.198487	8.996555	-19.66%	791
2017	8.880214	11.198487	26.11%	582
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.216799	9.974658	-2.37%	0
2017	9.970969	10.216799	2.47%	0
2016*	10.000000	9.970969	-0.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.785826	16.273592	-3.05%	105
2017	13.468357	16.785826	24.63%	105
2016	12.548081	13.468357	7.33%	105
2015	12.998711	12.548081	-3.47%	105
2014	14.244140	12.998711	-8.74%	879
2013	10.224572	14.244140	39.31%	394
2012*	10.000000	10.224572	2.25%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	21.398909	18.922236	-11.57%	721
2017	18.484184	21.398909	15.77%	978
2016	16.467843	18.484184	12.24%	1,012
2015	16.850590	16.467843	-2.27%	1,555
2014	15.499830	16.850590	8.71%	1,582
2013	11.587269	15.499830	33.77%	2,456
2012	10.136310	11.587269	14.31%	2,982
2011	10.322888	10.136310	-1.81%	2,542
2010	9.408753	10.322888	9.72%	4,624
2009	7.788820	9.408753	20.80%	5,802
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.109857	17.907836	-10.95%	0
2017	16.073429	20.109857	25.11%	0
2016	15.690071	16.073429	2.44%	0
2015	14.959329	15.690071	4.88%	3,765
2014	14.994200	14.959329	-0.23%	3,824
2013	11.908476	14.994200	25.91%	2,899
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	508
2010*	10.000000	10.746091	7.46%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.879371	13.601826	-2.00%	387
2017	13.242061	13.879371	4.81%	387
2016	12.649745	13.242061	4.68%	0
2015	12.906894	12.649745	-1.99%	176
2014	12.130637	12.906894	6.40%	176
2013	12.335750	12.130637	-1.66%	9
2012	11.426292	12.335750	7.96%	9
2011	10.963069	11.426292	4.23%	9
2010	10.372014	10.963069	5.70%	9
2009	9.589082	10.372014	8.16%	9
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	49.124848	45.092468	-8.21%	76
2017	45.388055	49.124848	8.23%	76
2016	41.615107	45.388055	9.07%	77
2015	42.660572	41.615107	-2.45%	77
2014	42.014417	42.660572	1.54%	77
2013	46.673255	42.014417	-9.98%	77
2012	40.109303	46.673255	16.37%	77
2011	37.985266	40.109303	5.59%	77
2010	35.085823	37.985266	8.26%	85
2009	27.314305	35.085823	28.45%	88
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.355187	9.408755	-9.14%	473
2017	9.326549	10.355187	11.03%	391
2016	8.223058	9.326549	13.42%	0
2015*	10.000000	8.223058	-17.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.242723	16.824666	-7.77%	0
2017	15.926148	18.242723	14.55%	0
2016	15.290773	15.926148	4.16%	0
2015	16.559041	15.290773	-7.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.339807	24.447461	-10.58%	7,332
2017	25.500585	27.339807	7.21%	7,939
2016	21.462048	25.500585	18.82%	8,883
2015	22.727478	21.462048	-5.57%	9,753
2014	20.366653	22.727478	11.59%	12,993
2013	15.652340	20.366653	30.12%	14,037
2012	13.838017	15.652340	13.11%	15,550
2011	13.936878	13.838017	-0.71%	16,151
2010	12.451066	13.936878	11.93%	16,509
2009*	10.000000	12.451066	24.51%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.887451	16.766089	-6.27%	15,382
2017	15.658572	17.887451	14.23%	17,412
2016	14.561756	15.658572	7.53%	14,592
2015	14.617188	14.561756	-0.38%	17,699
2014	14.112912	14.617188	3.57%	19,480
2013	11.604010	14.112912	21.62%	21,202
2012	10.165503	11.604010	14.15%	3,460
2011	10.209472	10.165503	-0.43%	13,433
2010	9.238844	10.209472	10.51%	15,880
2009	7.588470	9.238844	21.75%	15,497
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.904800	11.617161	-2.42%	0
2017	11.691765	11.904800	1.82%	0
2016	11.545328	11.691765	1.27%	27
2015	11.730420	11.545328	-1.58%	27
2014	11.327043	11.730420	3.56%	27
2013	11.785385	11.327043	-3.89%	108
2012	11.381759	11.785385	3.55%	108
2011	10.912484	11.381759	4.30%	108
2010	10.436622	10.912484	4.56%	108
2009	9.433308	10.436622	10.64%	455
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.751253	18.540784	-10.65%	4,690
2017	16.060828	20.751253	29.20%	4,564
2016	16.249589	16.060828	-1.16%	1,387
2015	15.460382	16.249589	5.10%	1,309
2014	15.389466	15.460382	0.46%	1,542
2013	12.126730	15.389466	26.91%	2,717
2012	10.069132	12.126730	20.43%	4,891
2011	11.254382	10.069132	-10.53%	4,830
2010	10.249994	11.254382	9.80%	5,070
2009	7.337562	10.249994	39.69%	9,290
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.056256	20.634076	-2.01%	12,923
2017	16.701120	21.056256	26.08%	13,135
2016	15.522153	16.701120	7.60%	12,709
2015	14.784351	15.522153	4.99%	20,016
2014	13.867974	14.784351	6.61%	17,327
2013	10.846099	13.867974	27.86%	22,047
2012	9.365156	10.846099	15.81%	13,352
2011	9.960000	9.365156	-5.97%	14,119
2010	8.542120	9.960000	16.60%	24,687
2009	6.239296	8.542120	36.91%	28,299

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.654577	17.034399	-3.51%	3,918
2017	14.677198	17.654577	20.29%	3,905
2016	13.392624	14.677198	9.59%	4,248
2015	13.429965	13.392624	-0.28%	4,770
2014	12.350590	13.429965	8.74%	5,246
2013	9.415433	12.350590	31.17%	5,997
2012	8.153379	9.415433	15.48%	2,028
2011	8.453715	8.153379	-3.55%	3,681
2010	7.721847	8.453715	9.48%	1,348
2009	5.989361	7.721847	28.93%	1,462
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	19.710153	18.986695	-3.67%	2,541
2017	18.789494	19.710153	4.90%	3,566
2016	17.530122	18.789494	7.18%	3,793
2015	18.298919	17.530122	-4.20%	4,513
2014	17.855870	18.298919	2.48%	4,572
2013	18.306060	17.855870	-2.46%	6,165
2012	16.532028	18.306060	10.73%	4,859
2011	15.876876	16.532028	4.13%	3,024
2010	14.553266	15.876876	9.09%	4,761
2009	11.860742	14.553266	22.70%	6,370
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	24.334886	22.262711	-8.52%	7,806
2017	20.904863	24.334886	16.41%	8,192
2016	17.974954	20.904863	16.30%	9,066
2015	19.445842	17.974954	-7.56%	13,299
2014	18.056492	19.445842	7.69%	12,951
2013	13.494159	18.056492	33.81%	10,910
2012	11.547116	13.494159	16.86%	11,444
2011	11.983456	11.547116	-3.64%	10,534
2010	10.492443	11.983456	14.21%	12,485
2009	8.273910	10.492443	26.81%	16,316
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.786237	10.641381	-9.71%	0
2017	10.087536	11.786237	16.84%	0
2016*	10.000000	10.087536	0.88%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.091279	0.91%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.561158	22.544342	-4.32%	2,090
2017	22.371082	23.561158	5.32%	2,145
2016	19.864318	22.371082	12.62%	2,149
2015	20.675241	19.864318	-3.92%	3,500
2014	20.436953	20.675241	1.17%	4,670
2013	19.348266	20.436953	5.63%	541
2012	17.121352	19.348266	13.01%	547
2011	16.716897	17.121352	2.42%	604
2010	14.975621	16.716897	11.63%	810
2009	10.397663	14.975621	44.03%	810
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.866132	16.783704	-6.06%	2,887
2017	14.504808	17.866132	23.17%	3,061
2016	12.942314	14.504808	12.07%	4,791
2015	13.262628	12.942314	-2.42%	5,080
2014	12.611803	13.262628	5.16%	5,015
2013	8.889130	12.611803	41.88%	6,815
2012	7.705574	8.889130	15.36%	13,072
2011	8.837654	7.705574	-12.81%	13,347
2010	7.749115	8.837654	14.05%	15,220
2009	5.135407	7.749115	50.90%	20,905
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.547260	12.694182	-6.30%	0
2017	11.006819	13.547260	23.08%	0
2016*	10.000000	11.006819	10.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.997364	17.654317	-7.07%	2,051
2017	16.234054	18.997364	17.02%	2,589
2016	14.944431	16.234054	8.63%	2,612
2015	15.198163	14.944431	-1.67%	3,453
2014	13.929269	15.198163	9.11%	3,253
2013	10.175248	13.929269	36.89%	3,895
2012	9.251044	10.175248	9.99%	1,549
2011	9.685356	9.251044	-4.48%	2,245
2010	7.944449	9.685356	21.91%	4,235
2009	6.122477	7.944449	29.76%	6,728
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.673140	13.799067	-11.96%	0
2017	13.261408	15.673140	18.19%	0
2016	12.404890	13.261408	6.90%	0
2015	12.799134	12.404890	-3.08%	2,310
2014	12.415957	12.799134	3.09%	2,310
2013	9.720625	12.415957	27.73%	1,545
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	468
2009	6.355008	8.099592	27.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.284989	13.212686	-7.51%	0
2017	12.922577	14.284989	10.54%	770
2016	12.344881	12.922577	4.68%	770
2015	12.647807	12.344881	-2.40%	770
2014	12.292622	12.647807	2.89%	987
2013	10.867888	12.292622	13.11%	771
2012	9.919751	10.867888	9.56%	771
2011	10.192308	9.919751	-2.67%	13,718
2010	9.357952	10.192308	8.92%	38
2009	7.916818	9.357952	18.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.176331	13.748761	-9.41%	0
2017	13.283830	15.176331	14.25%	0
2016	12.546506	13.283830	5.88%	0
2015	12.889463	12.546506	-2.66%	0
2014	12.479625	12.889463	3.28%	0
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	0
2009	7.194892	8.812871	22.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.644413	12.147850	-3.93%	0
2017	12.050746	12.644413	4.93%	0
2016	11.676574	12.050746	3.20%	0
2015	11.923875	11.676574	-2.07%	0
2014	11.696785	11.923875	1.94%	0
2013	11.299466	11.696785	3.52%	0
2012	10.655439	11.299466	6.04%	0
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.152900	11.147286	-8.27%	0
2017	10.733802	12.152900	13.22%	0
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.479927	11.439775	-8.33%	0
2017	10.739545	12.479927	16.21%	0
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.769770	13.536813	-8.35%	1,646
2017	13.136291	14.769770	12.43%	5,322
2016	12.474867	13.136291	5.30%	5,440
2015	12.781824	12.474867	-2.40%	5,565
2014	12.390488	12.781824	3.16%	5,703
2013	10.661747	12.390488	16.21%	5,835
2012	9.618214	10.661747	10.85%	575
2011	9.982416	9.618214	-3.65%	1,217
2010	9.085842	9.982416	9.87%	1,170
2009	7.552592	9.085842	20.30%	22,849
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.399939	13.747234	-10.73%	0
2017	13.221117	15.399939	16.48%	0
2016	12.455975	13.221117	6.14%	0
2015	12.819720	12.455975	-2.84%	0
2014	12.428198	12.819720	3.15%	143
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	614
2010	8.531026	9.536164	11.78%	894
2009	6.831944	8.531026	24.87%	3,281
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.793809	12.958458	-6.06%	0
2017	12.724189	13.793809	8.41%	0
2016	12.168029	12.724189	4.57%	0
2015	12.467336	12.168029	-2.40%	0
2014	12.142261	12.467336	2.68%	0
2013	11.064882	12.142261	9.74%	0
2012	10.192902	11.064882	8.55%	0
2011	10.360114	10.192902	-1.61%	0
2010	9.631751	10.360114	7.56%	0
2009	8.296674	9.631751	16.09%	774
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.126112	12.893670	-1.77%	190
2017	12.744891	13.126112	2.99%	387
2016	12.263219	12.744891	3.93%	360
2015	12.521223	12.263219	-2.06%	481
2014	12.081801	12.521223	3.64%	409
2013	12.485812	12.081801	-3.24%	422
2012	11.746298	12.485812	6.30%	2,388
2011	11.169967	11.746298	5.16%	4,475
2010	10.576480	11.169967	5.61%	875
2009	9.855478	10.576480	7.32%	2,155

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.645255	13.264405	-2.79%	0
2017	13.329376	13.645255	2.37%	0
2016	13.075110	13.329376	1.94%	0
2015	13.322944	13.075110	-1.86%	0
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	0
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	613
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.721359	10.384542	-11.40%	1,884
2017	10.078744	11.721359	16.30%	1,884
2016	9.171856	10.078744	9.89%	0
2015*	10.000000	9.171856	-8.28%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.291708	10.267584	-9.07%	0
2017	10.054990	11.291708	12.30%	0
2016	9.370503	10.054990	7.30%	0
2015*	10.000000	9.370503	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.226034	29.436211	-2.61%	19,840
2017	24.065497	30.226034	25.60%	21,410
2016	23.538890	24.065497	2.24%	27,770
2015	22.704674	23.538890	3.67%	37,956
2014	21.153880	22.704674	7.33%	42,733
2013	15.685978	21.153880	34.86%	50,996
2012	13.397708	15.685978	17.08%	64,877
2011	13.890956	13.397708	-3.55%	80,904
2010	12.942074	13.890956	7.33%	125,873
2009*	10.000000	12.942074	29.42%	11
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	25.937632	21.129224	-18.54%	3,020
2017	18.580122	25.937632	39.60%	3,997
2016	17.484463	18.580122	6.27%	4,078
2015	21.098791	17.484463	-17.13%	4,814
2014	22.633893	21.098791	-6.78%	5,054
2013	22.773826	22.633893	-0.61%	0
2012	19.695139	22.773826	15.63%	0
2011	25.718880	19.695139	-23.42%	0
2010	22.440645	25.718880	14.61%	0
2009	13.928802	22.440645	61.11%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	15.825126	15.602832	-1.40%	3,918
2017	15.713570	15.825126	0.71%	4,226
2016	15.810755	15.713570	-0.61%	4,309
2015	16.044572	15.810755	-1.46%	3,939
2014	15.553483	16.044572	3.16%	4,413
2013	16.432766	15.553483	-5.35%	5,811
2012	16.164092	16.432766	1.66%	8,176
2011	15.276366	16.164092	5.81%	9,303
2010	14.778718	15.276366	3.37%	12,497
2009	14.588744	14.778718	1.30%	15,284
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.627143	10.628683	0.01%	76,661
2017	10.726959	10.627143	-0.93%	73,188
2016	10.872525	10.726959	-1.34%	67,171
2015	11.021309	10.872525	-1.35%	54,334
2014	11.172134	11.021309	-1.35%	50,696
2013	11.325016	11.172134	-1.35%	55,945
2012	11.480419	11.325016	-1.35%	49,287
2011	11.637084	11.480419	-1.35%	52,087
2010	11.796315	11.637084	-1.35%	44,420
2009	11.952729	11.796315	-1.31%	67,201
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.333002	13.769983	-15.69%	512
2017	12.989752	16.333002	25.74%	509
2016	13.053592	12.989752	-0.49%	2,095
2015	13.649527	13.053592	-4.37%	2,021
2014	13.898650	13.649527	-1.79%	2,611
2013	11.956608	13.898650	16.24%	854
2012	10.484212	11.956608	14.04%	854
2011	11.777490	10.484212	-10.98%	854
2010	10.537955	11.777490	11.76%	0
2009	8.234631	10.537955	27.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.607158	9.832133	-15.29%	0
2017	9.453544	11.607158	22.78%	0
2016	9.532700	9.453544	-0.83%	394
2015	9.799263	9.532700	-2.72%	394
2014	10.588556	9.799263	-7.45%	1,163
2013	8.869766	10.588556	19.38%	1,354
2012	7.606187	8.869766	16.61%	780
2011	8.846856	7.606187	-14.02%	319
2010	8.350063	8.846856	5.95%	466
2009	6.581420	8.350063	26.87%	318

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.708507	21.315811	-10.09%	17,797
2017	20.292264	23.708507	16.84%	20,027
2016	18.790184	20.292264	7.99%	25,005
2015	19.239359	18.790184	-2.33%	25,635
2014	18.576531	19.239359	3.57%	40,559
2013	14.798477	18.576531	25.53%	42,485
2012	12.943096	14.798477	14.33%	41,649
2011	13.656755	12.943096	-5.23%	48,062
2010	12.076832	13.656755	13.08%	56,711
2009	9.623865	12.076832	25.49%	59,729
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.541989	16.464739	-6.14%	345
2017	16.000404	17.541989	9.63%	346
2016	15.257174	16.000404	4.87%	346
2015	15.492881	15.257174	-1.52%	346
2014	15.016353	15.492881	3.17%	347
2013	13.420290	15.016353	11.89%	603
2012	12.437013	13.420290	7.91%	977
2011	12.496296	12.437013	-0.47%	466
2010	11.535143	12.496296	8.33%	421
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.906382	19.288190	-7.74%	1,545
2017	18.458269	20.906382	13.26%	1,545
2016	17.366154	18.458269	6.29%	1,545
2015	17.697939	17.366154	-1.87%	1,545
2014	17.051415	17.697939	3.79%	1,381
2013	14.464860	17.051415	17.88%	1,382
2012	13.063036	14.464860	10.73%	678
2011	13.366494	13.063036	-2.27%	1,860
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.938470	14.469969	-3.14%	4,740
2017	14.328112	14.938470	4.26%	4,968
2016	13.929738	14.328112	2.86%	5,210
2015	14.083076	13.929738	-1.09%	5,439
2014	13.741215	14.083076	2.49%	5,800
2013	13.287252	13.741215	3.42%	6,049
2012	12.806695	13.287252	3.75%	1,294
2011	12.611921	12.806695	1.54%	3,937
2010	12.073063	12.611921	4.46%	4,462
2009	11.219083	12.073063	7.61%	5,425

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.439885	11.528100	-7.33%	0
2017	10.780881	12.439885	15.39%	0
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.950682	18.562048	-6.96%	25,820
2017	17.907990	19.950682	11.41%	29,500
2016	16.942218	17.907990	5.70%	36,235
2015	17.231749	16.942218	-1.68%	41,177
2014	16.607120	17.231749	3.76%	41,378
2013	14.434296	16.607120	15.05%	44,900
2012	13.204604	14.434296	9.31%	46,403
2011	13.390343	13.204604	-1.39%	47,716
2010	12.237903	13.390343	9.42%	56,941
2009	10.412824	12.237903	17.53%	61,139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.374865	20.365772	-8.98%	45,979
2017	19.438161	22.374865	15.11%	49,100
2016	18.162959	19.438161	7.02%	60,903
2015	18.546877	18.162959	-2.07%	61,878
2014	17.912742	18.546877	3.54%	63,126
2013	14.837537	17.912742	20.73%	80,688
2012	13.221717	14.837537	12.22%	78,567
2011	13.693488	13.221717	-3.45%	59,080
2010	12.301916	13.693488	11.31%	66,585
2009	10.024929	12.301916	22.71%	88,346
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.649032	16.759763	-5.04%	9,982
2017	16.380982	17.649032	7.74%	10,045
2016	15.708679	16.380982	4.28%	10,034
2015	15.928511	15.708679	-1.38%	11,647
2014	15.415864	15.928511	3.33%	11,748
2013	14.142558	15.415864	9.00%	16,587
2012	13.269686	14.142558	6.58%	11,256
2011	13.179063	13.269686	0.69%	22,000
2010	12.310900	13.179063	7.05%	28,375
2009	10.893172	12.310900	13.01%	30,222

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.906932	11.179129	-6.11%	0
2017	10.267212	11.906932	15.97%	0
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.054650	12.545857	-3.90%	0
2017	10.873586	13.054650	20.06%	0
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	56.426444	49.323879	-12.59%	4,535
2017	49.401298	56.426444	14.22%	4,759
2016	41.629180	49.401298	18.67%	5,846
2015	43.296103	41.629180	-3.85%	5,433
2014	40.110083	43.296103	7.94%	6,679
2013	30.559456	40.110083	31.25%	7,634
2012	26.370825	30.559456	15.88%	10,922
2011	27.428840	26.370825	-3.86%	14,486
2010	22.031318	27.428840	24.50%	22,959
2009	16.330450	22.031318	34.91%	28,870
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.312108	17.562902	-17.59%	400
2017	17.176095	21.312108	24.08%	681
2016	17.787934	17.176095	-3.44%	831
2015	18.120401	17.787934	-1.83%	930
2014	18.555448	18.120401	-2.34%	1,028
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.632455	8.688087	-18.29%	3,081
2017	8.767566	10.632455	21.27%	2,819
2016	8.445892	8.767566	3.81%	1,969
2015	9.023426	8.445892	-6.40%	2,049
2014*	10.000000	9.023426	-9.77%	2,556

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.356781	18.506488	-4.39%	6,267
2017	15.069310	19.356781	28.45%	6,618
2016	14.947638	15.069310	0.81%	7,907
2015	14.649078	14.947638	2.04%	8,516
2014	13.446306	14.649078	8.94%	9,387
2013	10.115899	13.446306	32.92%	13,088
2012	8.813259	10.115899	14.78%	16,230
2011	9.201018	8.813259	-4.21%	20,404
2010	8.074482	9.201018	13.95%	24,782
2009	6.306937	8.074482	28.03%	10,196
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.308422	17.711899	-12.79%	504
2017	17.972751	20.308422	13.00%	672
2016	15.657936	17.972751	14.78%	1,267
2015	16.388658	15.657936	-4.46%	1,186
2014	15.031873	16.388658	9.03%	873
2013	11.250478	15.031873	33.61%	2,243
2012	9.680650	11.250478	16.22%	2,172
2011	10.420399	9.680650	-7.10%	506
2010*	10.000000	10.420399	4.20%	635
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.847068	14.658444	-12.99%	0
2017	14.932410	16.847068	12.82%	0
2016	13.043322	14.932410	14.48%	206
2015	13.692361	13.043322	-4.74%	206
2014	12.590098	13.692361	8.75%	206
2013	9.451663	12.590098	33.21%	206
2012	8.147953	9.451663	16.00%	206
2011	8.795065	8.147953	-7.36%	206
2010	7.907475	8.795065	11.22%	515
2009	6.291166	7.907475	25.69%	490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.169742	17.613964	-8.12%	4,475
2017	15.211858	19.169742	26.02%	5,020
2016	14.483057	15.211858	5.03%	4,867
2015	14.708476	14.483057	-1.53%	11,729
2014	14.331504	14.708476	2.63%	11,715
2013	10.455602	14.331504	37.07%	13,981
2012	9.224248	10.455602	13.35%	14,239
2011	9.763175	9.224248	-5.52%	22,900
2010	7.803801	9.763175	25.11%	29,663
2009	6.222846	7.803801	25.41%	31,381

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.697417	18.587215	-14.33%	928
2017	19.319834	21.697417	12.31%	2,455
2016	16.653512	19.319834	16.01%	2,914
2015	17.383024	16.653512	-4.20%	8,333
2014	15.058030	17.383024	15.44%	8,510
2013	11.250215	15.058030	33.85%	7,212
2012	9.802270	11.250215	14.77%	7,188
2011	10.172277	9.802270	-3.64%	10,128
2010	8.619231	10.172277	18.02%	13,337
2009	6.696728	8.619231	28.71%	13,443
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	28.879271	26.225289	-9.19%	855
2017	23.432647	28.879271	23.24%	934
2016	21.931086	23.432647	6.85%	1,649
2015	22.064377	21.931086	-0.60%	1,626
2014	21.754692	22.064377	1.42%	1,672
2013	15.283278	21.754692	42.34%	4,841
2012	13.657634	15.283278	11.90%	2,122
2011	13.934498	13.657634	-1.99%	2,227
2010	11.259668	13.934498	23.76%	5,347
2009	8.954701	11.259668	25.74%	4,482
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	66.186832	54.219605	-18.08%	1,225
2017	61.514764	66.186832	7.60%	1,363
2016	49.513928	61.514764	24.24%	1,902
2015	53.408083	49.513928	-7.29%	2,236
2014	50.586713	53.408083	5.58%	2,307
2013	36.523118	50.586713	38.51%	3,546
2012	30.739299	36.523118	18.82%	4,208
2011	32.823421	30.739299	-6.35%	3,597
2010	26.280420	32.823421	24.90%	5,798
2009	21.106873	26.280420	24.51%	6,892
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	54.138118	46.655990	-13.82%	722
2017	48.354954	54.138118	11.96%	762
2016	39.903872	48.354954	21.18%	843
2015	41.122420	39.903872	-2.96%	887
2014	41.348152	41.122420	-0.55%	924
2013	29.745687	41.348152	39.01%	1,212
2012	26.106504	29.745687	13.94%	1,464
2011	28.020726	26.106504	-6.83%	1,951
2010	22.665147	28.020726	23.63%	3,764
2009	17.056405	22.665147	32.88%	4,000

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	24.967276	24.627600	-1.36%	507
2017	20.998363	24.967276	18.90%	1,045
2016	19.108623	20.998363	9.89%	2,002
2015	19.190611	19.108623	-0.43%	2,425
2014	17.346060	19.190611	10.63%	2,565
2013	13.411983	17.346060	29.33%	3,804
2012	11.903878	13.411983	12.67%	4,186
2011	12.002966	11.903878	-0.83%	5,150
2010	10.724675	12.002966	11.92%	9,035
2009	8.621508	10.724675	24.39%	11,696
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.944481	14.163367	-5.23%	13,535
2017	14.224246	14.944481	5.06%	14,482
2016	13.431342	14.224246	5.90%	16,864
2015	14.385852	13.431342	-6.64%	20,340
2014	11.314467	14.385852	27.15%	24,189
2013	11.130361	11.314467	1.65%	26,201
2012	9.744667	11.130361	14.22%	28,658
2011	9.274797	9.744667	5.07%	31,366
2010	7.221893	9.274797	28.43%	46,433
2009	5.595431	7.221893	29.07%	54,664
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.073737	16.021196	-6.16%	10,632
2017	14.276585	17.073737	19.59%	11,260
2016	12.990960	14.276585	9.90%	5,233
2015	13.045731	12.990960	-0.42%	4,905
2014	11.694886	13.045731	11.55%	3,056
2013*	10.000000	11.694886	16.95%	1,793
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.470408	10.413012	-0.55%	0
2017	10.448295	10.470408	0.21%	0
2016	10.333404	10.448295	1.11%	0
2015	10.510667	10.333404	-1.69%	0
2014	10.602135	10.510667	-0.86%	0
2013	10.735896	10.602135	-1.25%	1,226
2012	10.512764	10.735896	2.12%	1,226
2011	10.519687	10.512764	-0.07%	1,226
2010	10.411702	10.519687	1.04%	1,510
2009	9.853625	10.411702	5.66%	6,743
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.334516	14.285008	-12.55%	44
2017	14.501024	16.334516	12.64%	0
2016	12.160852	14.501024	19.24%	0
2015	12.959975	12.160852	-6.17%	0
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.971059	14.114127	-16.83%	178
2017	14.018018	16.971059	21.07%	432
2016	14.052606	14.018018	-0.25%	416
2015	14.823482	14.052606	-5.20%	491
2014	16.359131	14.823482	-9.39%	609
2013	13.808265	16.359131	18.47%	1,318
2012	11.707206	13.808265	17.95%	1,529
2011	13.551092	11.707206	-13.61%	1,994
2010	12.916734	13.551092	4.91%	3,929
2009*	10.000000	12.916734	29.17%	5,350
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.096619	11.149834	-7.83%	433
2017	9.843765	12.096619	22.89%	412
2016	9.579440	9.843765	2.76%	378
2015*	10.000000	9.579440	-4.21%	1
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.365619	10.329311	-0.35%	618
2017	10.414269	10.365619	-0.47%	619
2016	10.429238	10.414269	-0.14%	2,093
2015	10.552575	10.429238	-1.17%	2,081
2014	10.632133	10.552575	-0.75%	2,155
2013	10.711573	10.632133	-0.74%	3,421
2012	10.380494	10.711573	3.19%	1,637
2011	10.491860	10.380494	-1.06%	1,652
2010	10.101568	10.491860	3.86%	1,788
2009	9.035620	10.101568	11.80%	5,789
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.574514	23.782835	-7.01%	0
2017	21.889390	25.574514	16.84%	0
2016	20.196334	21.889390	8.38%	0
2015	20.568075	20.196334	-1.81%	75
2014	18.888557	20.568075	8.89%	75
2013	13.914592	18.888557	35.75%	134
2012	12.709959	13.914592	9.48%	195
2011	13.293024	12.709959	-4.39%	228
2010	10.968053	13.293024	21.20%	101
2009	8.459602	10.968053	29.65%	123

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	31.314942	29.120079	-7.01%	0
2017	25.026675	31.314942	25.13%	0
2016	25.939529	25.026675	-3.52%	0
2015	25.394663	25.939529	2.15%	0
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	6,672
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	31.211046	28.914583	-7.36%	4,041
2017	24.564351	31.211046	27.06%	4,103
2016	24.331612	24.564351	0.96%	3,914
2015	23.136178	24.331612	5.17%	3,959
2014	22.170433	23.136178	4.36%	5,900
2013	16.526682	22.170433	34.15%	7,272
2012	14.387112	16.526682	14.87%	6,526
2011	14.425526	14.387112	-0.27%	7,599
2010	11.471960	14.425526	25.75%	10,899
2009	8.769449	11.471960	30.82%	11,206
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	25.161322	21.548399	-14.36%	7,212
2017	18.662074	25.161322	34.83%	8,386
2016	18.901275	18.662074	-1.27%	10,449
2015	18.432936	18.901275	2.54%	14,781
2014	18.266478	18.432936	0.91%	15,677
2013	14.544654	18.266478	25.59%	1,126
2012	12.158600	14.544654	19.62%	1,187
2011	13.438803	12.158600	-9.53%	1,255
2010	11.747140	13.438803	14.40%	1,304
2009	8.519524	11.747140	37.88%	1,503
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.782950	10.168830	-5.70%	1,017
2017	10.284977	10.782950	4.84%	1,017
2016	9.786026	10.284977	5.10%	993
2015	10.149378	9.786026	-3.58%	1,360
2014	10.004279	10.149378	1.45%	1,048
2013	10.154625	10.004279	-1.48%	756
2012*	10.000000	10.154625	1.55%	393
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.997362	8.727041	-20.64%	0
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	28.698873	26.076713	-9.14%	9,686
2017	24.882846	28.698873	15.34%	10,203
2016	22.597250	24.882846	10.11%	10,959
2015	22.168648	22.597250	1.93%	11,942
2014	20.299315	22.168648	9.21%	12,098
2013	15.615420	20.299315	30.00%	14,803
2012	13.544448	15.615420	15.29%	18,327
2011	13.731396	13.544448	-1.36%	23,393
2010	11.988148	13.731396	14.54%	30,328
2009	9.472790	11.988148	26.55%	42,732
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.689242	18.301438	-11.54%	1,524
2017	18.370899	20.689242	12.62%	1,143
2016	15.773911	18.370899	16.46%	1,115
2015	16.992191	15.773911	-7.17%	1,092
2014	15.388351	16.992191	10.42%	1,175
2013	11.061742	15.388351	39.11%	1,073
2012	9.503968	11.061742	16.39%	416
2011	9.851723	9.503968	-3.53%	86
2010	8.092326	9.851723	21.74%	86
2009	5.979109	8.092326	35.34%	782
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.601456	10.820625	-6.73%	376
2017	10.372123	11.601456	11.85%	2,721
2016	9.311956	10.372123	11.39%	2,721
2015	10.394438	9.311956	-10.41%	2,721
2014	10.488976	10.394438	-0.90%	2,721
2013	10.620910	10.488976	-1.24%	2,345
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.298313	10.607171	-6.12%	0
2017	10.432218	11.298313	8.30%	0
2016	9.340431	10.432218	11.69%	0
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.057562	11.409397	-5.38%	2,681
2017	11.037287	12.057562	9.24%	3,024
2016	10.872244	11.037287	1.52%	3,184
2015	11.872960	10.872244	-8.43%	7,807
2014	11.999326	11.872960	-1.05%	7,816
2013	13.018453	11.999326	-7.83%	7,058
2012	12.540903	13.018453	3.81%	1,107
2011	11.725233	12.540903	6.96%	214
2010	10.867188	11.725233	7.90%	633
2009*	10.000000	10.867188	8.67%	182

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.398620	11.270563	-1.12%	2,089
2017	11.411284	11.398620	-0.11%	2,244
2016	11.418016	11.411284	-0.06%	2,255
2015	11.550147	11.418016	-1.14%	2,319
2014	11.621253	11.550147	-0.61%	2,358
2013	11.807707	11.621253	-1.58%	2,572
2012	11.318862	11.807707	4.32%	845
2011	11.358857	11.318862	-0.35%	1,262
2010	10.946630	11.358857	3.77%	2,051
2009*	10.000000	10.946630	9.47%	2,200
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.843963	13.353840	-3.54%	0
2017	13.537167	13.843963	2.27%	0
2016	13.045276	13.537167	3.77%	0
2015	13.591401	13.045276	-4.02%	0
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.205195	10.210339	0.05%	0
2017	10.111376	10.205195	0.93%	0
2016*	10.000000	10.111376	1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.761119	15.463894	-1.89%	0
2017	15.226826	15.761119	3.51%	0
2016	15.030934	15.226826	1.30%	0
2015	15.170553	15.030934	-0.92%	0
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.110477	10.890078	-1.98%	5,587
2017	10.744528	11.110477	3.41%	6,726
2016	10.616869	10.744528	1.20%	10,570
2015	10.726161	10.616869	-1.02%	12,312
2014	10.437944	10.726161	2.76%	12,147
2013	10.802571	10.437944	-3.38%	13,109
2012	10.000665	10.802571	8.02%	7,591
2011*	10.000000	10.000665	0.01%	2,725

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.276352	9.795054	-20.21%	0
2017	9.830785	12.276352	24.88%	0
2016*	10.000000	9.830785	-1.69%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.958877	12.523879	-10.28%	0
2017	13.451887	13.958877	3.77%	0
2016	11.390226	13.451887	18.10%	0
2015	13.189266	11.390226	-13.64%	0
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.997190	34.818047	-0.51%	1,015
2017	27.865529	34.997190	25.59%	979
2016	31.635835	27.865529	-11.92%	964
2015	28.513076	31.635835	10.95%	3,296
2014	22.025783	28.513076	29.45%	5,227
2013	14.833985	22.025783	48.48%	3,887
2012	11.478993	14.833985	29.23%	2,484
2011	10.541009	11.478993	8.90%	193
2010*	10.000000	10.541009	5.41%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	70.914068	53.522062	-24.53%	130
2017	47.592545	70.914068	49.00%	89
2016	48.192601	47.592545	-1.25%	158
2015	56.800058	48.192601	-15.15%	195
2014	57.817314	56.800058	-1.76%	153
2013	52.319526	57.817314	10.51%	74
2012	40.857991	52.319526	28.05%	0
2011	55.770790	40.857991	-26.74%	0
2010	44.570461	55.770790	25.13%	0
2009	21.193516	44.570461	110.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.473944	5.277001	-29.39%	5,578
2017	7.728290	7.473944	-3.29%	5,139
2016	5.462367	7.728290	41.48%	4,184
2015	8.342503	5.462367	-34.52%	5,925
2014	10.485340	8.342503	-20.44%	4,114
2013	9.636684	10.485340	8.81%	3,043
2012*	10.000000	9.636684	-3.63%	1,086

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	35.313910	24.984019	-29.25%	126
2017	36.414153	35.313910	-3.02%	126
2016	25.684375	36.414153	41.78%	127
2015	39.121254	25.684375	-34.35%	239
2014	49.022134	39.121254	-20.20%	239
2013	44.957225	49.022134	9.04%	239
2012	44.081324	44.957225	1.99%	326
2011	53.481851	44.081324	-17.58%	0
2010	41.949101	53.481851	27.49%	0
2009	26.992877	41.949101	55.41%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.724097	29.704374	-0.07%	2,678
2017	23.939368	29.724097	24.16%	2,678
2016	22.521403	23.939368	6.30%	2,678
2015	23.507226	22.521403	-4.19%	5,456
2014	24.284944	23.507226	-3.20%	6,231
2013	16.386239	24.284944	48.20%	5,327
2012	15.398932	16.386239	6.41%	872
2011	16.361321	15.398932	-5.88%	145
2010	13.082528	16.361321	25.06%	1,973
2009*	10.000000	13.082528	30.83%	1,264

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.866366	11.753203	-8.65%	0
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.653642	-23.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	21.249601	17.745945	-16.49%	0
2017	19.096548	21.249601	11.27%	0
2016	15.519308	19.096548	23.05%	0
2015	16.690007	15.519308	-7.01%	0
2014	15.537029	16.690007	7.42%	0
2013	11.448774	15.537029	35.71%	0
2012	9.801452	11.448774	16.81%	0
2011	10.878283	9.801452	-9.90%	0
2010	8.715275	10.878283	24.82%	0
2009	6.195961	8.715275	40.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.701500	13.127867	-4.19%	0
2017	13.403372	13.701500	2.22%	0
2016	13.021845	13.403372	2.93%	0
2015	13.540956	13.021845	-3.83%	0
2014	13.294537	13.540956	1.85%	0
2013	14.732555	13.294537	-9.76%	0
2012	13.914531	14.732555	5.88%	0
2011	12.628349	13.914531	10.18%	0
2010	12.183910	12.628349	3.65%	0
2009	11.211657	12.183910	8.67%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	27.455874	25.210335	-8.18%	0
2017	23.110142	27.455874	18.80%	0
2016	20.652627	23.110142	11.90%	0
2015	22.193280	20.652627	-6.94%	0
2014	20.006829	22.193280	10.93%	0
2013	14.939309	20.006829	33.92%	0
2012	13.204933	14.939309	13.13%	0
2011	12.987835	13.204933	1.67%	0
2010	11.539646	12.987835	12.55%	0
2009	9.910108	11.539646	16.44%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	21.856574	18.268830	-16.41%	0
2017	16.893905	21.856574	29.38%	0
2016	18.130000	16.893905	-6.82%	0
2015	18.249075	18.130000	-0.65%	0
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.651135	22.043779	-14.06%	0
2017	23.290632	25.651135	10.13%	0
2016	19.226210	23.290632	21.14%	0
2015	19.782645	19.226210	-2.81%	0
2014	17.233266	19.782645	14.79%	0
2013	13.432586	17.233266	28.29%	0
2012	11.711493	13.432586	14.70%	0
2011	11.960402	11.711493	-2.08%	0
2010	10.171685	11.960402	17.59%	0
2009	7.938834	10.171685	28.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	37.514587	33.601911	-10.43%	0
2017	34.985374	37.514587	7.23%	0
2016	29.449449	34.985374	18.80%	0
2015	31.074644	29.449449	-5.23%	0
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	5
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.822385	10.361848	-4.26%	0
2017	10.250078	10.822385	5.58%	0
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.064063	9.850820	-2.12%	0
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.830491	11.711713	-8.72%	0
2017	11.170131	12.830491	14.86%	0
2016	9.760789	11.170131	14.44%	0
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.083716	15.566696	-8.88%	0
2017	15.236876	17.083716	12.12%	0
2016	14.886200	15.236876	2.36%	0
2015	15.250235	14.886200	-2.39%	0
2014	15.173580	15.250235	0.51%	0
2013	13.450045	15.173580	12.81%	0
2012	12.405078	13.450045	8.42%	0
2011	13.056117	12.405078	-4.99%	0
2010	12.063857	13.056117	8.23%	0
2009*	10.000000	12.063857	20.64%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.726225	13.696513	-18.11%	0
2017	15.178377	16.726225	10.20%	0
2016	11.742909	15.178377	29.26%	0
2015	12.732461	11.742909	-7.77%	0
2014	12.226317	12.732461	4.14%	0
2013*	10.000000	12.226317	22.26%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	32.535677	29.198461	-10.26%	0
2017	29.355301	32.535677	10.83%	0
2016	23.679016	29.355301	23.97%	0
2015	24.588023	23.679016	-3.70%	0
2014	23.722219	24.588023	3.65%	0
2013	17.097628	23.722219	38.75%	0
2012	14.982459	17.097628	14.12%	0
2011	15.109725	14.982459	-0.84%	0
2010	12.178690	15.109725	24.07%	4
2009	9.879210	12.178690	23.28%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	28.399575	26.701875	-5.98%	0
2017	23.697316	28.399575	19.84%	0
2016	21.514199	23.697316	10.15%	0
2015	21.580748	21.514199	-0.31%	0
2014	19.296686	21.580748	11.84%	0
2013	14.823074	19.296686	30.18%	0
2012	12.989724	14.823074	14.11%	0
2011	12.930981	12.989724	0.45%	8
2010	11.419938	12.930981	13.23%	8
2009	9.167807	11.419938	24.57%	8
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	21.704454	20.456921	-5.75%	0
2017	19.085239	21.704454	13.72%	0
2016	17.536353	19.085239	8.83%	0
2015	18.372297	17.536353	-4.55%	0
2014	16.423717	18.372297	11.86%	0
2013	12.398623	16.423717	32.46%	0
2012	11.230274	12.398623	10.40%	0
2011	11.287657	11.230274	-0.51%	0
2010	9.970594	11.287657	13.21%	0
2009	7.560169	9.970594	31.88%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	27.613937	25.359640	-8.16%	0
2017	21.993448	27.613937	25.56%	0
2016	20.671038	21.993448	6.40%	0
2015	21.495154	20.671038	-3.83%	0
2014	20.168397	21.495154	6.58%	0
2013	16.890247	20.168397	19.41%	0
2012	15.512613	16.890247	8.88%	0
2011	14.431777	15.512613	7.49%	0
2010	12.692396	14.431777	13.70%	0
2009	10.503190	12.692396	20.84%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.595120	10.437009	-1.49%	0
2017	10.387553	10.595120	2.00%	0
2016	9.669611	10.387553	7.42%	0
2015	9.905195	9.669611	-2.38%	0
2014*	10.000000	9.905195	-0.95%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	18.323119	17.958076	-1.99%	0
2017	17.861762	18.323119	2.58%	0
2016	17.447452	17.861762	2.37%	0
2015	17.738378	17.447452	-1.64%	0
2014	17.332785	17.738378	2.34%	0
2013	17.398823	17.332785	-0.38%	0
2012	16.082889	17.398823	8.18%	0
2011	15.948207	16.082889	0.84%	6
2010	14.906875	15.948207	6.99%	6
2009	12.553222	14.906875	18.75%	6
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	16.016753	15.143139	-5.45%	0
2017	14.375914	16.016753	11.41%	0
2016	13.848607	14.375914	3.81%	0
2015	14.089170	13.848607	-1.71%	0
2014	13.693625	14.089170	2.89%	0
2013	12.247736	13.693625	11.81%	0
2012	11.122350	12.247736	10.12%	0
2011	11.312070	11.122350	-1.68%	9
2010	10.176442	11.312070	11.16%	9
2009	8.313085	10.176442	22.41%	9
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.469104	15.266714	-7.30%	0
2017	14.340298	16.469104	14.84%	0
2016	13.714650	14.340298	4.56%	0
2015	13.960539	13.714650	-1.76%	0
2014	13.527796	13.960539	3.20%	0
2013	11.832049	13.527796	14.33%	0
2012	10.602215	11.832049	11.60%	0
2011	10.874747	10.602215	-2.51%	0
2010	9.630658	10.874747	12.92%	0
2009	7.584783	9.630658	26.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.406096	15.807971	-9.18%	0
2017	14.610873	17.406096	19.13%	0
2016	13.910753	14.610873	5.03%	0
2015	14.155823	13.910753	-1.73%	0
2014	13.691236	14.155823	3.39%	0
2013	11.428736	13.691236	19.80%	0
2012	10.037368	11.428736	13.86%	0
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.939894	11.249017	-5.79%	0
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	40.808779	37.624159	-7.80%	0
2017	33.989425	40.808779	20.06%	0
2016	31.943374	33.989425	6.41%	0
2015	32.217227	31.943374	-0.85%	0
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	806
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.363592	7.686958	-25.83%	0
2017	10.810360	10.363592	-4.13%	0
2016	8.211919	10.810360	31.64%	0
2015	10.509370	8.211919	-21.86%	0
2014	12.218532	10.509370	-13.99%	0
2013	9.981813	12.218532	22.41%	0
2012	9.666237	9.981813	3.26%	0
2011	10.340902	9.666237	-6.52%	0
2010	8.801514	10.340902	17.49%	0
2009	6.048851	8.801514	45.51%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	27.490364	24.826540	-9.69%	0
2017	24.714923	27.490364	11.23%	0
2016	21.258901	24.714923	16.26%	0
2015	22.479889	21.258901	-5.43%	0
2014	20.984606	22.479889	7.13%	0
2013	16.625347	20.984606	26.22%	0
2012	14.388826	16.625347	15.54%	0
2011	14.468450	14.388826	-0.55%	0
2010	12.750014	14.468450	13.48%	0
2009	9.944576	12.750014	28.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.941018	11.585966	-10.47%	0
2017	11.254640	12.941018	14.98%	0
2016*	10.000000	11.254640	12.55%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	23.044998	25.525618	10.76%	0
2017	17.389178	23.044998	32.52%	0
2016	17.591960	17.389178	-1.15%	0
2015	16.914582	17.591960	4.00%	0
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	28.807089	28.323316	-1.68%	0
2017	21.640170	28.807089	33.12%	0
2016	21.791086	21.640170	-0.69%	0
2015	20.644511	21.791086	5.55%	0
2014	18.830804	20.644511	9.63%	0
2013	14.021696	18.830804	34.30%	0
2012	12.415372	14.021696	12.94%	0
2011	12.573533	12.415372	-1.26%	0
2010	10.279106	12.573533	22.32%	0
2009	8.135167	10.279106	26.35%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.344509	17.435079	-4.96%	0
2017	17.375612	18.344509	5.58%	0
2016	15.407248	17.375612	12.78%	0
2015	16.235810	15.407248	-5.10%	0
2014	16.291271	16.235810	-0.34%	0
2013	15.605919	16.291271	4.39%	0
2012	13.860429	15.605919	12.59%	0
2011	13.525764	13.860429	2.47%	0
2010	12.055544	13.525764	12.20%	0
2009	8.504019	12.055544	41.76%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.741264	14.441885	-2.03%	0
2017	14.353153	14.741264	2.70%	0
2016	13.912519	14.353153	3.17%	0
2015	14.210353	13.912519	-2.10%	0
2014	13.627965	14.210353	4.27%	0
2013	14.087669	13.627965	-3.26%	0
2012	13.508871	14.087669	4.28%	0
2011	12.778972	13.508871	5.71%	0
2010	12.036092	12.778972	6.17%	2
2009	10.552916	12.036092	14.05%	2

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.953277	17.633936	-15.84%	0
2017	17.605008	20.953277	19.02%	0
2016	15.925306	17.605008	10.55%	0
2015	16.397370	15.925306	-2.88%	0
2014	15.659873	16.397370	4.71%	0
2013	11.672670	15.659873	34.16%	1,006
2012	10.316987	11.672670	13.14%	1,006
2011	11.719144	10.316987	-11.96%	1,006
2010	9.234738	11.719144	26.90%	1,006
2009	6.689160	9.234738	38.06%	1,006
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	22.016437	18.475443	-16.08%	0
2017	17.161790	22.016437	28.29%	0
2016	18.344322	17.161790	-6.45%	0
2015	17.977318	18.344322	2.04%	0
2014	19.852777	17.977318	-9.45%	0
2013	15.443347	19.852777	28.55%	0
2012	12.993968	15.443347	18.85%	0
2011	15.921110	12.993968	-18.39%	0
2010	14.290321	15.921110	11.41%	0
2009	11.462720	14.290321	24.67%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.193245	9.401016	-7.77%	0
2017*	10.000000	10.193245	1.93%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	27.018450	22.021353	-18.50%	0
2017	22.985348	27.018450	17.55%	0
2016	21.292563	22.985348	7.95%	0
2015	22.275383	21.292563	-4.41%	0
2014	21.174591	22.275383	5.20%	0
2013	16.462938	21.174591	28.62%	0
2012	13.136939	16.462938	25.32%	0
2011	14.616436	13.136939	-10.12%	0
2010	11.722632	14.616436	24.69%	0
2009	7.553572	11.722632	55.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.331894	12.766739	-10.92%	0
2017	12.979987	14.331894	10.42%	0
2016	11.630788	12.979987	11.60%	0
2015	12.577409	11.630788	-7.53%	0
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.955929	15.997716	-5.65%	0
2017	15.679311	16.955929	8.14%	0
2016	13.945670	15.679311	12.43%	0
2015	15.217169	13.945670	-8.36%	0
2014	14.752286	15.217169	3.15%	0
2013	13.131082	14.752286	12.35%	1,310
2012	11.822160	13.131082	11.07%	1,310
2011	11.710454	11.822160	0.95%	1,310
2010	10.540823	11.710454	11.10%	1,310
2009	7.884068	10.540823	33.70%	1,310
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.603809	16.839011	-14.10%	0
2017	17.967513	19.603809	9.11%	0
2016	13.996619	17.967513	28.37%	0
2015	15.327632	13.996619	-8.68%	0
2014	15.457027	15.327632	-0.84%	0
2013	11.506600	15.457027	34.33%	0
2012	9.857727	11.506600	16.73%	0
2011	10.388032	9.857727	-5.10%	0
2010	8.216525	10.388032	26.43%	5
2009	6.452025	8.216525	27.35%	9
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.871008	9.855188	-16.98%	0
2017	8.574241	11.871008	38.45%	0
2016	7.404213	8.574241	15.80%	0
2015	9.340420	7.404213	-20.73%	0
2014*	10.000000	9.340420	-6.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	19.135327	15.985240	-16.46%	0
2017	16.583667	19.135327	15.39%	0
2016	15.646577	16.583667	5.99%	0
2015	16.937242	15.646577	-7.62%	0
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.700464	8.087009	-16.63%	0
2017	8.430492	9.700464	15.06%	0
2016	7.977466	8.430492	5.68%	0
2015	8.652545	7.977466	-7.80%	0
2014*	10.000000	8.652545	-13.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.616381	9.664739	0.50%	0
2017	9.568289	9.616381	0.50%	0
2016	9.426771	9.568289	1.50%	0
2015	9.990710	9.426771	-5.64%	0
2014*	10.000000	9.990710	-0.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.493278	11.783339	-5.68%	0
2017	11.201482	12.493278	11.53%	0
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.293377	9.633489	-6.41%	0
2017	10.069135	10.293377	2.23%	0
2016	10.261346	10.069135	-1.87%	0
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.321715	12.966597	-9.46%	0
2017	12.623637	14.321715	13.45%	0
2016	11.598889	12.623637	8.83%	0
2015	11.842480	11.598889	-2.06%	0
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.791082	17.210695	-8.41%	0
2017	15.286136	18.791082	22.93%	0
2016	14.267980	15.286136	7.14%	0
2015	14.482081	14.267980	-1.48%	0
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.391794	16.164805	-7.05%	0
2017	15.419549	17.391794	12.79%	0
2016	14.477543	15.419549	6.51%	0
2015	14.667392	14.477543	-1.29%	0
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.360881	17.941343	-11.88%	0
2017	17.990980	20.360881	13.17%	0
2016	14.868387	17.990980	21.00%	0
2015	15.823306	14.868387	-6.03%	0
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.562144	18.491814	-5.47%	0
2017	18.674993	19.562144	4.75%	0
2016	16.116104	18.674993	15.88%	0
2015	17.017561	16.116104	-5.30%	0
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.444675	19.326059	-13.89%	0
2017	21.950683	22.444675	2.25%	0
2016	17.583250	21.950683	24.84%	0
2015	19.096817	17.583250	-7.93%	0
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.267910	19.105856	-14.20%	0
2017	19.860579	22.267910	12.12%	0
2016	15.890416	19.860579	24.98%	0
2015	17.290773	15.890416	-8.10%	0
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	20.018270	17.702557	-11.57%	0
2017	16.588937	20.018270	20.67%	0
2016	14.828608	16.588937	11.87%	0
2015	15.236381	14.828608	-2.68%	0
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.872181	18.880347	-4.99%	0
2017	15.489947	19.872181	28.29%	0
2016	14.449175	15.489947	7.20%	0
2015	13.891639	14.449175	4.01%	0
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.440859	17.473921	-5.24%	0
2017	14.722748	18.440859	25.25%	0
2016	14.636028	14.722748	0.59%	0
2015	14.170716	14.636028	3.28%	0
2014	13.286584	14.170716	6.65%	0
2013	9.639190	13.286584	37.84%	0
2012*	10.000000	9.639190	-3.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.135097	13.078807	-7.47%	0
2017	12.680510	14.135097	11.47%	0
2016	12.602978	12.680510	0.62%	0
2015	12.973984	12.602978	-2.86%	0
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.932549	21.819401	-0.52%	0
2017	19.203747	21.932549	14.21%	0
2016	21.996778	19.203747	-12.70%	0
2015	21.625114	21.996778	1.72%	0
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	25.748090	21.583778	-16.17%	0
2017	21.229320	25.748090	21.29%	0
2016	21.627597	21.229320	-1.84%	0
2015	22.461047	21.627597	-3.71%	0
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.414917	13.434967	-12.84%	0
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.564859	15.372267	-7.20%	0
2017	13.753977	16.564859	20.44%	0
2016	13.869350	13.753977	-0.83%	0
2015	13.921263	13.869350	-0.37%	0
2014	13.110494	13.921263	6.18%	0
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	28.819347	26.868189	-6.77%	0
2017	24.711780	28.819347	16.62%	0
2016	25.722300	24.711780	-3.93%	0
2015	28.463271	25.722300	-9.63%	0
2014	30.471856	28.463271	-6.59%	0
2013	24.697448	30.471856	23.38%	0
2012	21.018406	24.697448	17.50%	0
2011	22.971594	21.018406	-8.50%	0
2010	21.437776	22.971594	7.15%	0
2009	17.387222	21.437776	23.30%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	28.065396	27.085136	-3.49%	0
2017	26.680880	28.065396	5.19%	0
2016	23.288925	26.680880	14.56%	0
2015	25.262976	23.288925	-7.81%	0
2014	25.142776	25.262976	0.48%	0
2013	23.076815	25.142776	8.95%	0
2012	19.727767	23.076815	16.98%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.900955	28.477461	-1.47%	0
2017	23.097708	28.900955	25.12%	0
2016	22.074757	23.097708	4.63%	0
2015	23.761658	22.074757	-7.10%	0
2014	22.340925	23.761658	6.36%	0
2013	17.437595	22.340925	28.12%	0
2012	15.573917	17.437595	11.97%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.045420	9.776616	-2.68%	0
2017	9.857161	10.045420	1.91%	0
2016	9.779457	9.857161	0.79%	0
2015*	10.000000	9.779457	-2.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.031080	21.091405	0.29%	0
2017	16.407245	21.031080	28.18%	0
2016	16.322505	16.407245	0.52%	0
2015	14.788861	16.322505	10.37%	0
2014	13.827926	14.788861	6.95%	0
2013	10.714814	13.827926	29.05%	0
2012	8.773952	10.714814	22.12%	0
2011	9.562054	8.773952	-8.24%	0
2010	9.107636	9.562054	4.99%	0
2009	6.326003	9.107636	43.97%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.416004	12.352491	-0.51%	0
2017	8.689095	12.416004	42.89%	0
2016	7.740020	8.689095	12.26%	0
2015	7.501427	7.740020	3.18%	0
2014	6.957572	7.501427	7.82%	0
2013	5.211821	6.957572	33.50%	0
2012	4.436450	5.211821	17.48%	0
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	0
2009	2.595933	4.015918	54.70%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.225900	11.065897	-16.33%	0
2017	10.254307	13.225900	28.98%	0
2016	11.147213	10.254307	-8.01%	0
2015	12.397025	11.147213	-10.08%	0
2014	14.304090	12.397025	-13.33%	0
2013	12.694230	14.304090	12.68%	0
2012	11.375515	12.694230	11.59%	0
2011	17.050778	11.375515	-33.28%	0
2010	13.832197	17.050778	23.27%	0
2009	7.834034	13.832197	76.57%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	30.777883	26.752859	-13.08%	0
2017	27.437019	30.777883	12.18%	0
2016	24.260378	27.437019	13.09%	0
2015	25.276026	24.260378	-4.02%	0
2014	22.270453	25.276026	13.50%	0
2013	17.072054	22.270453	30.45%	0
2012	14.384008	17.072054	18.69%	0
2011	14.279258	14.384008	0.73%	0
2010	11.730542	14.279258	21.73%	0
2009	9.390184	11.730542	24.92%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.177706	8.975288	-19.70%	0
2017	8.868214	11.177706	26.04%	0
2016	7.446400	8.868214	19.09%	0
2015	9.446852	7.446400	-21.18%	0
2014*	10.000000	9.446852	-5.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.208209	9.961199	-2.42%	0
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.737690	16.218645	-3.10%	0
2017	13.436526	16.737690	24.57%	0
2016	12.524759	13.436526	7.28%	0
2015	12.981137	12.524759	-3.52%	0
2014	14.232107	12.981137	-8.79%	0
2013	10.221111	14.232107	39.24%	0
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	21.272778	18.801104	-11.62%	0
2017	18.384515	21.272778	15.71%	0
2016	16.387315	18.384515	12.19%	0
2015	16.776699	16.387315	-2.32%	0
2014	15.439690	16.776699	8.66%	0
2013	11.548165	15.439690	33.70%	0
2012	10.107238	11.548165	14.26%	0
2011	10.298488	10.107238	-1.86%	0
2010	9.391265	10.298488	9.66%	10
2009	7.778283	9.391265	20.74%	7
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.031974	17.829384	-11.00%	0
2017	16.019269	20.031974	25.05%	0
2016	15.645110	16.019269	2.39%	0
2015	14.924020	15.645110	4.83%	0
2014	14.966396	14.924020	-0.28%	0
2013	11.892421	14.966396	25.85%	0
2012	10.404132	11.892421	14.30%	0
2011	10.742489	10.404132	-3.15%	0
2010*	10.000000	10.742489	7.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.797516	13.514711	-2.05%	0
2017	13.170631	13.797516	4.76%	0
2016	12.587874	13.170631	4.63%	0
2015	12.850270	12.587874	-2.04%	0
2014	12.083548	12.850270	6.35%	0
2013	12.294099	12.083548	-1.71%	0
2012	11.393500	12.294099	7.90%	0
2011	10.937141	11.393500	4.17%	0
2010	10.352730	10.937141	5.64%	0
2009	9.576107	10.352730	8.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	48.648010	44.631999	-8.26%	0
2017	44.970218	48.648010	8.18%	0
2016	41.252861	44.970218	9.01%	0
2015	42.310672	41.252861	-2.50%	0
2014	41.690950	42.310672	1.49%	0
2013	46.337422	41.690950	-10.03%	0
2012	39.840934	46.337422	16.31%	0
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	0
2009	27.172779	34.886363	28.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.341212	9.391272	-9.19%	0
2017	9.318677	10.341212	10.97%	0
2016	8.220270	9.318677	13.36%	0
2015*	10.000000	8.220270	-17.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	18.098466	16.683108	-7.82%	0
2017	15.808190	18.098466	14.49%	0
2016	15.185195	15.808190	4.10%	0
2015	16.453037	15.185195	-7.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.220070	24.327974	-10.62%	0
2017	25.401729	27.220070	7.16%	0
2016	21.389647	25.401729	18.76%	0
2015	22.662300	21.389647	-5.62%	0
2014	20.318544	22.662300	11.54%	0
2013	15.623287	20.318544	30.05%	0
2012	13.819345	15.623287	13.05%	0
2011	13.925107	13.819345	-0.76%	7
2010	12.446849	13.925107	11.88%	7
2009*	10.000000	12.446849	24.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.782037	16.658781	-6.32%	0
2017	15.574154	17.782037	14.18%	0
2016	14.490563	15.574154	7.48%	0
2015	14.553097	14.490563	-0.43%	0
2014	14.058163	14.553097	3.52%	0
2013	11.564862	14.058163	21.56%	0
2012	10.136363	11.564862	14.09%	0
2011	10.185355	10.136363	-0.48%	0
2010	9.221689	10.185355	10.45%	0
2009	7.578222	9.221689	21.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.834619	11.542789	-2.47%	0
2017	11.628721	11.834619	1.77%	0
2016	11.488878	11.628721	1.22%	0
2015	11.678990	11.488878	-1.63%	0
2014	11.283092	11.678990	3.51%	0
2013	11.745615	11.283092	-3.94%	0
2012	11.349117	11.745615	3.49%	0
2011	10.886683	11.349117	4.25%	0
2010	10.417221	10.886683	4.51%	0
2009	9.420556	10.417221	10.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.628911	18.422069	-10.70%	0
2017	15.974195	20.628911	29.14%	0
2016	16.170109	15.974195	-1.21%	0
2015	15.392570	16.170109	5.05%	0
2014	15.329730	15.392570	0.41%	0
2013	12.085782	15.329730	26.84%	0
2012	10.040218	12.085782	20.37%	0
2011	11.227749	10.040218	-10.58%	0
2010	10.230924	11.227749	9.74%	0
2009	7.327629	10.230924	39.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.932193	20.502033	-2.06%	0
2017	16.611103	20.932193	26.01%	0
2016	15.446288	16.611103	7.54%	0
2015	14.719560	15.446288	4.94%	0
2014	13.814202	14.719560	6.55%	0
2013	10.809513	13.814202	27.80%	0
2012	9.338308	10.809513	15.75%	0
2011	9.936478	9.338308	-6.02%	0
2010	8.526248	9.936478	16.54%	3
2009	6.230855	8.526248	36.84%	3

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.559399	16.933919	-3.56%	0
2017	14.605454	17.559399	20.22%	0
2016	13.333890	14.605454	9.54%	0
2015	13.377837	13.333890	-0.33%	0
2014	12.308889	13.377837	8.68%	0
2013	9.388388	12.308889	31.11%	0
2012	8.134094	9.388388	15.42%	0
2011	8.437999	8.134094	-3.60%	0
2010	7.711392	8.437999	9.42%	0
2009	5.984290	7.711392	28.86%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	19.518713	18.792698	-3.72%	0
2017	18.616399	19.518713	4.85%	0
2016	17.377412	18.616399	7.13%	0
2015	18.148708	17.377412	-4.25%	29
2014	17.718275	18.148708	2.43%	27
2013	18.174214	17.718275	-2.51%	25
2012	16.421308	18.174214	10.67%	25
2011	15.778518	16.421308	4.07%	26
2010	14.470434	15.778518	9.04%	26
2009	11.799208	14.470434	22.64%	25
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	24.098555	22.035259	-8.56%	0
2017	20.712303	24.098555	16.35%	0
2016	17.818383	20.712303	16.24%	0
2015	19.286240	17.818383	-7.61%	0
2014	17.917375	19.286240	7.64%	0
2013	13.396973	17.917375	33.74%	0
2012	11.469793	13.396973	16.80%	0
2011	11.909239	11.469793	-3.69%	0
2010	10.432735	11.909239	14.15%	4
2009	8.231001	10.432735	26.75%	4
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.776333	10.627017	-9.76%	0
2017	10.084160	11.776333	16.78%	0
2016*	10.000000	10.084160	0.84%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.087864	0.88%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.332443	22.314106	-4.36%	0
2017	22.165116	23.332443	5.27%	0
2016	19.691375	22.165116	12.56%	0
2015	20.505634	19.691375	-3.97%	0
2014	20.279585	20.505634	1.11%	0
2013	19.209010	20.279585	5.57%	0
2012	17.006776	19.209010	12.95%	0
2011	16.613435	17.006776	2.37%	0
2010	14.890479	16.613435	11.57%	0
2009	10.343788	14.890479	43.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.778837	16.693190	-6.11%	0
2017	14.441230	17.778837	23.11%	0
2016	12.892095	14.441230	12.02%	0
2015	13.217866	12.892095	-2.46%	0
2014	12.575615	13.217866	5.11%	0
2013	8.868107	12.575615	41.81%	0
2012	7.691254	8.868107	15.30%	0
2011	8.825688	7.691254	-12.85%	0
2010	7.742536	8.825688	13.99%	0
2009	5.133661	7.742536	50.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.535871	12.677044	-6.34%	0
2017	11.003122	13.535871	23.02%	0
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.904587	17.559138	-7.12%	0
2017	16.162933	18.904587	16.96%	0
2016	14.886489	16.162933	8.57%	0
2015	15.146916	14.886489	-1.72%	0
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	8
2009	6.120401	7.937739	29.69%	11
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.215221	13.141460	-7.55%	0
2017	12.865962	14.215221	10.49%	0
2016	12.297011	12.865962	4.63%	0
2015	12.605143	12.297011	-2.44%	0
2014	12.257368	12.605143	2.84%	0
2013	10.842213	12.257368	13.05%	0
2012	9.901343	10.842213	9.50%	0
2011	10.178550	9.901343	-2.72%	0
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.102205	13.674624	-9.45%	0
2017	13.225621	15.102205	14.19%	0
2016	12.497841	13.225621	5.82%	0
2015	12.845981	12.497841	-2.71%	0
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	0
2009	7.192456	8.805424	22.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.582629	12.082336	-3.98%	1,711
2017	11.997916	12.582629	4.87%	2,682
2016	11.631259	11.997916	3.15%	2,682
2015	11.883626	11.631259	-2.12%	2,682
2014	11.663208	11.883626	1.89%	2,682
2013	11.272747	11.663208	3.46%	2,944
2012	10.635656	11.272747	5.99%	3,219
2011	10.636271	10.635656	-0.01%	3,219
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.124200	11.115278	-8.32%	0
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.450432	11.406919	-8.38%	0
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.697639	13.463834	-8.39%	0
2017	13.078748	14.697639	12.38%	0
2016	12.426494	13.078748	5.25%	0
2015	12.738720	12.426494	-2.45%	0
2014	12.354957	12.738720	3.11%	0
2013	10.636554	12.354957	16.16%	0
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.324711	13.673094	-10.78%	0
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	0
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.726433	12.888584	-6.10%	0
2017	12.668439	13.726433	8.35%	0
2016	12.120834	12.668439	4.52%	0
2015	12.425283	12.120834	-2.45%	0
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	5,232
2012	10.174002	11.038758	8.50%	5,232
2011	10.346130	10.174002	-1.66%	5,232
2010	9.623621	10.346130	7.51%	5,232
2009	8.293877	9.623621	16.03%	5,232
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	13.062011	12.824167	-1.82%	0
2017	12.689056	13.062011	2.94%	0
2016	12.215655	12.689056	3.88%	0
2015	12.478981	12.215655	-2.11%	0
2014	12.047147	12.478981	3.58%	0
2013	12.456312	12.047147	-3.28%	0
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.578570	13.192842	-2.84%	0
2017	13.270936	13.578570	2.32%	0
2016	13.024363	13.270936	1.89%	0
2015	13.277968	13.024363	-1.91%	0
2014	12.839722	13.277968	3.41%	0
2013	13.294413	12.839722	-3.42%	0
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	0
2010	11.292531	12.037904	6.60%	0
2009	9.836146	11.292531	14.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.705556	10.365258	-11.45%	0
2017	10.070232	11.705556	16.24%	0
2016	9.168739	10.070232	9.83%	0
2015*	10.000000	9.168739	-8.31%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.276485	10.248509	-9.12%	0
2017	10.046513	11.276485	12.24%	0
2016	9.367333	10.046513	7.25%	0
2015*	10.000000	9.367333	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	30.093668	29.292371	-2.66%	0
2017	23.972218	30.093668	25.54%	0
2016	23.459513	23.972218	2.19%	0
2015	22.639583	23.459513	3.62%	23
2014	21.103926	22.639583	7.28%	24
2013	15.656863	21.103926	34.79%	27
2012	13.379633	15.656863	17.02%	28
2011	13.879239	13.379633	-3.60%	29
2010	12.937705	13.879239	7.28%	1,172
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	25.711980	20.934710	-18.58%	0
2017	18.427770	25.711980	39.53%	0
2016	17.349859	18.427770	6.21%	0
2015	20.946977	17.349859	-17.17%	0
2014	22.482440	20.946977	-6.83%	0
2013	22.632906	22.482440	-0.66%	0
2012	19.583210	22.632906	15.57%	0
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	15.671469	15.443456	-1.45%	0
2017	15.568868	15.671469	0.66%	0
2016	15.673072	15.568868	-0.66%	0
2015	15.912923	15.673072	-1.51%	0
2014	15.433695	15.912923	3.11%	0
2013	16.314484	15.433695	-5.40%	0
2012	16.055896	16.314484	1.61%	0
2011	15.181780	16.055896	5.76%	6
2010	14.694661	15.181780	3.31%	6
2009	14.513118	14.694661	1.25%	6
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.523949	10.520116	-0.04%	0
2017	10.628164	10.523949	-0.98%	0
2016	10.777838	10.628164	-1.39%	0
2015	10.930871	10.777838	-1.40%	0
2014	11.086075	10.930871	-1.40%	0
2013	11.243481	11.086075	-1.40%	777
2012	11.403562	11.243481	-1.40%	777
2011	11.565023	11.403562	-1.40%	777
2010	11.729216	11.565023	-1.40%	1,053
2009	11.890766	11.729216	-1.36%	1,053
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.190789	13.643124	-15.74%	0
2017	12.883151	16.190789	25.67%	0
2016	12.953023	12.883151	-0.54%	0
2015	13.551230	12.953023	-4.41%	0
2014	13.805555	13.551230	-1.84%	0
2013	11.882533	13.805555	16.18%	0
2012	10.424572	11.882533	13.99%	0
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	0
2009	8.200240	10.488624	27.91%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.538635	9.769110	-15.34%	0
2017	9.402483	11.538635	22.72%	0
2016	9.486013	9.402483	-0.88%	0
2015	9.756230	9.486013	-2.77%	0
2014	10.547416	9.756230	-7.50%	0
2013	8.839774	10.547416	19.32%	0
2012	7.584319	8.839774	16.55%	0
2011	8.825898	7.584319	-14.07%	0
2010	8.334511	8.825898	5.90%	0
2009	6.572504	8.334511	26.81%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.517910	21.133665	-10.14%	0
2017	20.139296	23.517910	16.78%	0
2016	18.657959	20.139296	7.94%	0
2015	19.113658	18.657959	-2.38%	0
2014	18.464529	19.113658	3.52%	0
2013	14.716704	18.464529	25.47%	0
2012	12.878109	14.716704	14.28%	75
2011	13.595059	12.878109	-5.27%	76
2010	12.028363	13.595059	13.03%	0
2009	9.590102	12.028363	25.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.465153	16.384258	-6.19%	0
2017	15.938376	17.465153	9.58%	0
2016	15.205699	15.938376	4.82%	0
2015	15.448431	15.205699	-1.57%	0
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	0
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	0
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.814777	19.193874	-7.79%	0
2017	18.386678	20.814777	13.21%	0
2016	17.307540	18.386678	6.24%	0
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.818378	14.346329	-3.19%	0
2017	14.220117	14.818378	4.21%	0
2016	13.831726	14.220117	2.81%	0
2015	13.991080	13.831726	-1.14%	94
2014	13.658383	13.991080	2.44%	91
2013	13.213856	13.658383	3.36%	85
2012	12.742431	13.213856	3.70%	82
2011	12.554982	12.742431	1.49%	89
2010	12.024651	12.554982	4.41%	86
2009	11.179749	12.024651	7.56%	75

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.033298	11.196489	-6.95%	0
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.410534	11.495033	-7.38%	0
2017	10.760883	12.410534	15.33%	0
2016	10.203997	10.760883	5.46%	0
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.790314	18.403454	-7.01%	178
2017	17.773029	19.790314	11.35%	178
2016	16.823029	17.773029	5.65%	178
2015	17.119195	16.823029	-1.73%	178
2014	16.507013	17.119195	3.71%	178
2013	14.354555	16.507013	14.99%	179
2012	13.138332	14.354555	9.26%	179
2011	13.329878	13.138332	-1.44%	194
2010	12.188811	13.329878	9.36%	195
2009	10.376310	12.188811	17.47%	213
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.194922	20.191679	-9.03%	754
2017	19.291583	22.194922	15.05%	754
2016	18.035104	19.291583	6.97%	2,141
2015	18.425665	18.035104	-2.12%	3,487
2014	17.804702	18.425665	3.49%	2,880
2013	14.755526	17.804702	20.66%	2,880
2012	13.155324	14.755526	12.16%	3,999
2011	13.631623	13.155324	-3.49%	5,426
2010	12.252537	13.631623	11.26%	5,426
2009	9.989754	12.252537	22.65%	5,443
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.507143	16.616552	-5.09%	116
2017	16.257507	17.507143	7.69%	116
2016	15.598163	16.257507	4.23%	116
2015	15.824478	15.598163	-1.43%	199
2014	15.322942	15.824478	3.27%	197
2013	14.064436	15.322942	8.95%	195
2012	13.203082	14.064436	6.52%	194
2011	13.119542	13.203082	0.64%	201
2010	12.261505	13.119542	7.00%	200
2009	10.854964	12.261505	12.96%	196

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.886080	11.153864	-6.16%	0
2017	10.254405	11.886080	15.91%	0
2016	9.580687	10.254405	7.03%	0
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.031769	12.517486	-3.95%	0
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	0
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	55.878552	48.820033	-12.63%	0
2017	48.946350	55.878552	14.16%	0
2016	41.266647	48.946350	18.61%	0
2015	42.940824	41.266647	-3.90%	0
2014	39.801118	42.940824	7.89%	0
2013	30.339423	39.801118	31.19%	0
2012	26.194264	30.339423	15.82%	0
2011	27.258994	26.194264	-3.91%	0
2010	21.905984	27.258994	24.44%	141
2009	16.245788	21.905984	34.84%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.218710	17.477012	-17.63%	0
2017	17.109465	21.218710	24.02%	0
2016	17.727889	17.109465	-3.49%	0
2015	18.068403	17.727889	-1.88%	0
2014	18.511590	18.068403	-2.39%	0
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.612653	8.667496	-18.33%	0
2017	8.755668	10.612653	21.21%	0
2016	8.438681	8.755668	3.76%	0
2015	9.020295	8.438681	-6.45%	0
2014*	10.000000	9.020295	-9.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.262231	18.406693	-4.44%	0
2017	15.003277	19.262231	28.39%	0
2016	14.889658	15.003277	0.76%	0
2015	14.599663	14.889658	1.99%	0
2014	13.407747	14.599663	8.89%	0
2013	10.091991	13.407747	32.86%	559
2012	8.796906	10.091991	14.72%	559
2011	9.188587	8.796906	-4.26%	559
2010	8.067649	9.188587	13.89%	564
2009	6.304802	8.067649	27.96%	8
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.229689	17.634236	-12.83%	0
2017	17.912110	20.229689	12.94%	0
2016	15.612995	17.912110	14.73%	0
2015	16.349912	15.612995	-4.51%	0
2014	15.003932	16.349912	8.97%	0
2013	11.235257	15.003932	33.54%	0
2012	9.672458	11.235257	16.16%	0
2011	10.416860	9.672458	-7.15%	0
2010*	10.000000	10.416860	4.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.764728	14.579360	-13.04%	0
2017	14.866940	16.764728	12.77%	0
2016	12.992704	14.866940	14.43%	0
2015	13.646136	12.992704	-4.79%	0
2014	12.553952	13.646136	8.70%	0
2013	9.429299	12.553952	33.14%	0
2012	8.132803	9.429299	15.94%	0
2011	8.783164	8.132803	-7.40%	0
2010	7.900785	8.783164	11.17%	0
2009	6.289031	7.900785	25.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	19.076041	17.518924	-8.16%	0
2017	15.145152	19.076041	25.95%	0
2016	14.426844	15.145152	4.98%	0
2015	14.658829	14.426844	-1.58%	34
2014	14.290362	14.658829	2.58%	37
2013	10.430873	14.290362	37.00%	40
2012	9.207097	10.430873	13.29%	40
2011	9.749946	9.207097	-5.57%	40
2010	7.797173	9.749946	25.04%	1,211
2009	6.220733	7.797173	25.34%	1,214

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.591403	18.486969	-14.38%	0
2017	19.235158	21.591403	12.25%	0
2016	16.588905	19.235158	15.95%	0
2015	17.324375	16.588905	-4.25%	0
2014	15.014820	17.324375	15.38%	0
2013	11.223612	15.014820	33.78%	0
2012	9.784057	11.223612	14.71%	0
2011	10.158513	9.784057	-3.69%	0
2010	8.611937	10.158513	17.96%	6
2009	6.694455	8.611937	28.64%	7
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	28.607471	25.965214	-9.24%	0
2017	23.223829	28.607471	23.18%	0
2016	21.746638	23.223829	6.79%	0
2015	21.889905	21.746638	-0.65%	0
2014	21.593612	21.889905	1.37%	0
2013	15.177795	21.593612	42.27%	0
2012	13.570259	15.177795	11.85%	0
2011	13.852352	13.570259	-2.04%	0
2010	11.198962	13.852352	23.69%	0
2009	8.910934	11.198962	25.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	65.544270	53.665823	-18.12%	0
2017	60.948343	65.544270	7.54%	0
2016	49.082802	60.948343	24.17%	0
2015	52.969902	49.082802	-7.34%	0
2014	50.197125	52.969902	5.52%	0
2013	36.260190	50.197125	38.44%	0
2012	30.533520	36.260190	18.76%	0
2011	32.620202	30.533520	-6.40%	0
2010	26.130932	32.620202	24.83%	0
2009	20.997459	26.130932	24.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	53.612572	46.179511	-13.86%	0
2017	47.909752	53.612572	11.90%	0
2016	39.556465	47.909752	21.12%	0
2015	40.785081	39.556465	-3.01%	0
2014	41.029765	40.785081	-0.60%	0
2013	29.531592	41.029765	38.94%	0
2012	25.931771	29.531592	13.88%	0
2011	27.847272	25.931771	-6.88%	0
2010	22.536251	27.847272	23.57%	586
2009	16.967998	22.536251	32.82%	586

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	24.724871	24.376058	-1.41%	0
2017	20.804995	24.724871	18.84%	0
2016	18.942232	20.804995	9.83%	0
2015	19.033161	18.942232	-0.48%	0
2014	17.212463	19.033161	10.58%	0
2013	13.315422	17.212463	29.27%	0
2012	11.824177	13.315422	12.61%	0
2011	11.928634	11.824177	-0.88%	0
2010	10.663668	11.928634	11.86%	8
2009	8.576821	10.663668	24.33%	8
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.871485	14.086999	-5.28%	0
2017	14.161916	14.871485	5.01%	0
2016	13.379244	14.161916	5.85%	0
2015	14.337324	13.379244	-6.68%	0
2014	11.282015	14.337324	27.08%	0
2013	11.104067	11.282015	1.60%	0
2012	9.726579	11.104067	14.16%	0
2011	9.262269	9.726579	5.01%	0
2010	7.215778	9.262269	28.36%	0
2009	5.593521	7.215778	29.00%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.033442	15.975228	-6.21%	0
2017	14.250089	17.033442	19.53%	0
2016	12.973398	14.250089	9.84%	0
2015	13.034700	12.973398	-0.47%	0
2014	11.690929	13.034700	11.49%	0
2013*	10.000000	11.690929	16.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.419228	10.356837	-0.60%	0
2017	10.402485	10.419228	0.16%	0
2016	10.293303	10.402485	1.06%	0
2015	10.475188	10.293303	-1.74%	0
2014	10.571704	10.475188	-0.91%	0
2013	10.710524	10.571704	-1.30%	0
2012	10.493248	10.710524	2.07%	0
2011	10.505471	10.493248	-0.12%	0
2010	10.402907	10.505471	0.99%	0
2009	9.850295	10.402907	5.61%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.295948	14.244008	-12.59%	0
2017	14.474102	16.295948	12.59%	0
2016	12.144406	14.474102	19.18%	0
2015	12.949016	12.144406	-6.21%	0
2014	12.561167	12.949016	3.09%	0
2013*	10.000000	12.561167	25.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.896703	14.045121	-16.88%	0
2017	13.963642	16.896703	21.00%	0
2016	14.005178	13.963642	-0.30%	0
2015	14.780942	14.005178	-5.25%	0
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	0
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	10
2009*	10.000000	12.912369	29.12%	10
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.083458	11.132034	-7.87%	0
2017	9.838017	12.083458	22.82%	0
2016	9.578681	9.838017	2.71%	0
2015*	10.000000	9.578681	-4.21%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.288884	10.247632	-0.40%	0
2017	10.342392	10.288884	-0.52%	0
2016	10.362502	10.342392	-0.19%	0
2015	10.490360	10.362502	-1.22%	0
2014	10.574797	10.490360	-0.80%	0
2013	10.659198	10.574797	-0.79%	0
2012	10.334992	10.659198	3.14%	0
2011	10.451154	10.334992	-1.11%	0
2010	10.067484	10.451154	3.81%	0
2009	9.009695	10.067484	11.74%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.398106	23.606737	-7.05%	0
2017	21.749384	25.398106	16.78%	0
2016	20.077309	21.749384	8.33%	0
2015	20.457226	20.077309	-1.86%	0
2014	18.796293	20.457226	8.84%	0
2013	13.853638	18.796293	35.68%	0
2012	12.660703	13.853638	9.42%	0
2011	13.248211	12.660703	-4.43%	0
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	31.010915	28.822652	-7.06%	0
2017	24.796220	31.010915	25.06%	0
2016	25.713669	24.796220	-3.57%	0
2015	25.186304	25.713669	2.09%	0
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	30.907961	28.619184	-7.41%	0
2017	24.338096	30.907961	26.99%	0
2016	24.119692	24.338096	0.91%	0
2015	22.946306	24.119692	5.11%	0
2014	21.999635	22.946306	4.30%	0
2013	16.407668	21.999635	34.08%	0
2012	14.290760	16.407668	14.81%	0
2011	14.336167	14.290760	-0.32%	0
2010	11.406673	14.336167	25.68%	0
2009	8.723969	11.406673	30.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	24.937080	21.345457	-14.40%	0
2017	18.505099	24.937080	34.76%	0
2016	18.751769	18.505099	-1.32%	0
2015	18.296407	18.751769	2.49%	27
2014	18.140382	18.296407	0.86%	28
2013	14.451565	18.140382	25.53%	0
2012	12.086923	14.451565	19.56%	0
2011	13.366337	12.086923	-9.57%	0
2010	11.689703	13.366337	14.34%	0
2009	8.482166	11.689703	37.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.754715	10.137037	-5.74%	0
2017	10.263238	10.754715	4.79%	0
2016	9.770259	10.263238	5.05%	0
2015	10.138168	9.770259	-3.63%	0
2014	9.998294	10.138168	1.40%	0
2013	10.153699	9.998294	-1.53%	0
2012*	10.000000	10.153699	1.54%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.976968	8.706416	-20.68%	0
2017	8.804103	10.976968	24.68%	0
2016	9.177984	8.804103	-4.07%	0
2015	9.027900	9.177984	1.66%	0
2014*	10.000000	9.027900	-9.72%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	28.420356	25.810485	-9.18%	0
2017	24.653818	28.420356	15.28%	0
2016	22.400580	24.653818	10.06%	0
2015	21.986841	22.400580	1.88%	24
2014	20.143043	21.986841	9.15%	25
2013	15.503064	20.143043	29.93%	27
2012	13.453826	15.503064	15.23%	28
2011	13.646425	13.453826	-1.41%	29
2010	11.919993	13.646425	14.48%	37
2009	9.423709	11.919993	26.49%	40
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.567258	18.184248	-11.59%	0
2017	18.271816	20.567258	12.56%	0
2016	15.696760	18.271816	16.41%	0
2015	16.917657	15.696760	-7.22%	0
2014	15.328616	16.917657	10.37%	0
2013	11.024374	15.328616	39.04%	0
2012	9.476668	11.024374	16.33%	0
2011	9.828402	9.476668	-3.58%	0
2010	8.077252	9.828402	21.68%	0
2009	5.971012	8.077252	35.27%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.568210	10.784123	-6.78%	0
2017	10.347636	11.568210	11.80%	0
2016	9.294660	10.347636	11.33%	0
2015	10.380393	9.294660	-10.46%	0
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	0
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.277369	10.582112	-6.17%	0
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.004733	11.353622	-5.42%	0
2017	10.994491	12.004733	9.19%	0
2016	10.835564	10.994491	1.47%	0
2015	11.838901	10.835564	-8.47%	0
2014	11.970971	11.838901	-1.10%	0
2013	12.994281	11.970971	-7.88%	0
2012	12.523974	12.994281	3.76%	0
2011	11.715321	12.523974	6.90%	0
2010	10.863506	11.715321	7.84%	0
2009*	10.000000	10.863506	8.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.348665	11.215454	-1.17%	0
2017	11.367019	11.348665	-0.16%	0
2016	11.379469	11.367019	-0.11%	0
2015	11.516995	11.379469	-1.19%	0
2014	11.593767	11.516995	-0.66%	0
2013	11.785758	11.593767	-1.63%	0
2012	11.303572	11.785758	4.27%	0
2011	11.349250	11.303572	-0.40%	0
2010	10.942921	11.349250	3.71%	0
2009*	10.000000	10.942921	9.43%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.762936	13.268912	-3.59%	0
2017	13.464741	13.762936	2.21%	0
2016	12.982043	13.464741	3.72%	0
2015	13.532374	12.982043	-4.07%	0
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.196573	10.196519	0.00%	0
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.668824	15.365509	-1.94%	0
2017	15.145309	15.668824	3.46%	0
2016	14.958044	15.145309	1.25%	0
2015	15.104638	14.958044	-0.97%	0
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.073007	10.847817	-2.03%	0
2017	10.713713	11.073007	3.35%	0
2016	10.591772	10.713713	1.15%	0
2015	10.706236	10.591772	-1.07%	0
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
2012	9.997303	10.793451	7.96%	0
2011*	10.000000	9.997303	-0.03%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.266057	9.781841	-20.25%	0
2017	9.827498	12.266057	24.81%	0
2016*	10.000000	9.827498	-1.73%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.877296	12.444330	-10.33%	0
2017	13.380041	13.877296	3.72%	0
2016	11.335117	13.380041	18.04%	0
2015	13.132112	11.335117	-13.68%	0
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.861674	34.665530	-0.56%	0
2017	27.771653	34.861674	25.53%	0
2016	31.545211	27.771653	-11.96%	0
2015	28.445811	31.545211	10.90%	0
2014	21.984956	28.445811	29.39%	0
2013	14.813993	21.984956	48.41%	0
2012	11.469343	14.813993	29.16%	0
2011	10.537474	11.469343	8.84%	0
2010*	10.000000	10.537474	5.37%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	70.225600	52.975386	-24.56%	0
2017	47.154285	70.225600	48.93%	0
2016	47.772942	47.154285	-1.29%	0
2015	56.334025	47.772942	-15.20%	0
2014	57.372034	56.334025	-1.81%	0
2013	51.942908	57.372034	10.45%	0
2012	40.584488	51.942908	27.99%	0
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.452477	5.259156	-29.43%	0
2017	7.709997	7.452477	-3.34%	0
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	34.970989	24.728781	-29.29%	0
2017	36.078782	34.970989	-3.07%	0
2016	25.460684	36.078782	41.70%	0
2015	38.800263	25.460684	-34.38%	0
2014	48.644610	38.800263	-20.24%	0
2013	44.633626	48.644610	8.99%	0
2012	43.786283	44.633626	1.94%	0
2011	53.150799	43.786283	-17.62%	0
2010	41.710547	53.150799	27.43%	0
2009	26.852986	41.710547	55.33%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.593874	29.559160	-0.12%	0
2017	23.846531	29.593874	24.10%	0
2016	22.445413	23.846531	6.24%	0
2015	23.439797	22.445413	-4.24%	0
2014	24.227573	23.439797	-3.25%	0
2013	16.355805	24.227573	48.13%	0
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	0
2009*	10.000000	13.078108	30.78%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.829479	11.713529	-8.70%	0
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.651041	-23.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	32.078425	26.775627	-16.53%	0
2017	28.842760	32.078425	11.22%	0
2016	23.451680	28.842760	22.99%	0
2015	25.233564	23.451680	-7.06%	0
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	0
2012	14.841377	17.326930	16.75%	0
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.599969	13.023939	-4.24%	131
2017	13.310782	13.599969	2.17%	207
2016	12.938426	13.310782	2.88%	226
2015	13.461043	12.938426	-3.88%	211
2014	13.222784	13.461043	1.80%	222
2013	14.660477	13.222784	-9.81%	202
2012	13.853507	14.660477	5.83%	162
2011	12.579318	13.853507	10.13%	144
2010	12.142758	12.579318	3.60%	110
2009	11.179458	12.142758	8.62%	90
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	27.189248	24.952773	-8.23%	314
2017	22.897273	27.189248	18.74%	314
2016	20.472741	22.897273	11.84%	314
2015	22.011161	20.472741	-6.99%	315
2014	19.852724	22.011161	10.87%	315
2013	14.831750	19.852724	33.85%	315
2012	13.116528	14.831750	13.08%	315
2011	12.907424	13.116528	1.62%	318
2010	11.474011	12.907424	12.49%	318
2009	9.858737	11.474011	16.38%	286

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	21.644237	18.082118	-16.46%	0
2017	16.738233	21.644237	29.31%	0
2016	17.972029	16.738233	-6.87%	0
2015	18.099243	17.972029	-0.70%	0
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.499788	21.902535	-14.11%	27
2017	23.164915	25.499788	10.08%	58
2016	19.132100	23.164915	21.08%	84
2015	19.695800	19.132100	-2.86%	84
2014	17.166323	19.695800	14.74%	85
2013	13.387193	17.166323	28.23%	86
2012	11.677860	13.387193	14.64%	297
2011	11.932093	11.677860	-2.13%	298
2010	10.152758	11.932093	17.53%	767
2009	7.928090	10.152758	28.06%	1,440
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	37.150213	33.258552	-10.48%	0
2017	34.663081	37.150213	7.18%	0
2016	29.192912	34.663081	18.74%	0
2015	30.819579	29.192912	-5.28%	0
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	4,919
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.807773	10.342584	-4.30%	0
2017	10.241414	10.807773	5.53%	0
2016	9.210938	10.241414	11.19%	0
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.050474	9.832498	-2.17%	0
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.813189	11.689952	-8.77%	0
2017	11.160715	12.813189	14.81%	0
2016	9.757481	11.160715	14.38%	0
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.008811	15.490530	-8.93%	0
2017	15.177751	17.008811	12.06%	0
2016	14.835936	15.177751	2.30%	0
2015	15.206461	14.835936	-2.44%	0
2014	15.137710	15.206461	0.45%	0
2013	13.425066	15.137710	12.76%	0
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	0
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.686713	13.657181	-18.16%	0
2017	15.150174	16.686713	10.14%	0
2016	11.727012	15.150174	29.19%	0
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.452907	11.177299	-16.92%	0
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	0
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	32.278282	28.952682	-10.30%	1,037
2017	29.137796	32.278282	10.78%	1,037
2016	23.515456	29.137796	23.91%	1,037
2015	24.430581	23.515456	-3.75%	1,037
2014	23.582274	24.430581	3.60%	1,037
2013	17.005377	23.582274	38.68%	1,038
2012	14.909191	17.005377	14.06%	3,102
2011	15.043438	14.909191	-0.89%	3,929
2010	12.131407	15.043438	24.00%	5,743
2009	9.845842	12.131407	23.21%	7,801

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	28.123695	26.428996	-6.03%	3,484
2017	23.478980	28.123695	19.78%	3,740
2016	21.326747	23.478980	10.09%	6,613
2015	21.403570	21.326747	-0.36%	8,623
2014	19.147966	21.403570	11.78%	12,043
2013	14.716283	19.147966	30.11%	14,356
2012	12.902704	14.716283	14.06%	23,065
2011	12.850866	12.902704	0.40%	37,006
2010	11.354934	12.850866	13.17%	64,317
2009	9.120253	11.354934	24.50%	77,325
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	21.493525	20.247784	-5.80%	0
2017	18.909328	21.493525	13.67%	0
2016	17.383511	18.909328	8.78%	0
2015	18.221417	17.383511	-4.60%	0
2014	16.297102	18.221417	11.81%	0
2013	12.309273	16.297102	32.40%	0
2012	11.155011	12.309273	10.35%	0
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	27.345715	25.100493	-8.21%	0
2017	21.790829	27.345715	25.49%	0
2016	20.490951	21.790829	6.34%	0
2015	21.318699	20.490951	-3.88%	0
2014	20.012981	21.318699	6.52%	0
2013	16.768590	20.012981	19.35%	0
2012	15.408708	16.768590	8.83%	0
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.575440	10.412308	-1.54%	0
2017	10.373510	10.575440	1.95%	0
2016	9.661427	10.373510	7.37%	0
2015	9.901823	9.661427	-2.43%	0
2014*	10.000000	9.901823	-0.98%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	18.150576	17.779902	-2.04%	46
2017	17.702503	18.150576	2.53%	46
2016	17.300638	17.702503	2.32%	46
2015	17.598049	17.300638	-1.69%	46
2014	17.204381	17.598049	2.29%	47
2013	17.278688	17.204381	-0.43%	47
2012	15.979969	17.278688	8.13%	365
2011	15.854161	15.979969	0.79%	465
2010	14.826476	15.854161	6.93%	448
2009	12.491847	14.826476	18.69%	802
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.236655	-17.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	15.922219	15.046085	-5.50%	0
2017	14.298300	15.922219	11.36%	0
2016	13.780812	14.298300	3.76%	0
2015	14.027327	13.780812	-1.76%	0
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.372048	15.169013	-7.35%	0
2017	14.262996	16.372048	14.79%	0
2016	13.647608	14.262996	4.51%	0
2015	13.899349	13.647608	-1.81%	0
2014	13.475332	13.899349	3.15%	0
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	2,942
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.303387	15.706683	-9.23%	0
2017	14.531999	17.303387	19.07%	0
2016	13.842663	14.531999	4.98%	0
2015	14.093683	13.842663	-1.78%	0
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.929860	11.233829	-5.83%	0
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	40.412387	37.239687	-7.85%	0
2017	33.676288	40.412387	20.00%	0
2016	31.665100	33.676288	6.35%	0
2015	31.952770	31.665100	-0.90%	0
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	28,683
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.302417	7.637684	-25.87%	0
2017	10.751973	10.302417	-4.18%	0
2016	8.171698	10.751973	31.58%	0
2015	10.463214	8.171698	-21.90%	0
2014	12.171054	10.463214	-14.03%	0
2013	9.948062	12.171054	22.35%	0
2012	9.638456	9.948062	3.21%	0
2011	10.316401	9.638456	-6.57%	0
2010	8.785117	10.316401	17.43%	0
2009	6.040655	8.785117	45.43%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	27.223263	24.572775	-9.74%	251
2017	24.487172	27.223263	11.17%	250
2016	21.073659	24.487172	16.20%	443
2015	22.295332	21.073659	-5.48%	488
2014	20.822881	22.295332	7.07%	490
2013	16.505584	20.822881	26.16%	497
2012	14.292433	16.505584	15.48%	503
2011	14.378804	14.292433	-0.60%	484
2010	12.677441	14.378804	13.42%	485
2009	9.892995	12.677441	28.15%	795
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.930125	11.570308	-10.52%	0
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	22.821067	25.264690	10.71%	0
2017	17.228904	22.821067	32.46%	0
2016	17.438638	17.228904	-1.20%	0
2015	16.775671	17.438638	3.95%	0
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	28.527309	28.033918	-1.73%	56
2017	21.440820	28.527309	33.05%	55
2016	21.601268	21.440820	-0.74%	866
2015	20.475058	21.601268	5.50%	950
2014	18.685707	20.475058	9.58%	985
2013	13.920714	18.685707	34.23%	1,024
2012	12.332230	13.920714	12.88%	1,061
2011	12.495657	12.332230	-1.31%	1,101
2010	10.220627	12.495657	22.26%	1,142
2009	8.093000	10.220627	26.29%	1,566
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	18.166368	17.256966	-5.01%	185
2017	17.215582	18.166368	5.52%	184
2016	15.273067	17.215582	12.72%	184
2015	16.102585	15.273067	-5.15%	227
2014	16.165795	16.102585	-0.39%	204
2013	15.493571	16.165795	4.34%	204
2012	13.767645	15.493571	12.54%	204
2011	13.442010	13.767645	2.42%	668
2010	11.986961	13.442010	12.14%	668
2009	8.459919	11.986961	41.69%	668
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.632026	14.327560	-2.08%	0
2017	14.254001	14.632026	2.65%	0
2016	13.823402	14.254001	3.12%	264
2015	14.126484	13.823402	-2.15%	278
2014	13.554408	14.126484	4.22%	293
2013	14.018752	13.554408	-3.31%	306
2012	13.449621	14.018752	4.23%	320
2011	12.729366	13.449621	5.66%	363
2010	11.995456	12.729366	6.12%	377
2009	10.522621	11.995456	14.00%	392

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.829673	17.520964	-15.88%	118
2017	17.510003	20.829673	18.96%	1,061
2016	15.847373	17.510003	10.49%	1,061
2015	16.325407	15.847373	-2.93%	1,410
2014	15.599050	16.325407	4.66%	194
2013	11.633223	15.599050	34.09%	194
2012	10.287348	11.633223	13.08%	194
2011	11.691389	10.287348	-12.01%	1,014
2010	9.217537	11.691389	26.84%	1,014
2009	6.680093	9.217537	37.99%	1,015
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.802581	18.286642	-16.13%	149
2017	17.003676	21.802581	28.22%	149
2016	18.184506	17.003676	-6.49%	149
2015	17.829743	18.184506	1.99%	149
2014	19.699795	17.829743	-9.49%	0
2013	15.332114	19.699795	28.49%	0
2012	12.906937	15.332114	18.79%	0
2011	15.822499	12.906937	-18.43%	0
2010	14.209012	15.822499	11.36%	0
2009	11.403279	14.209012	24.60%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.189808	9.393056	-7.82%	0
2017*	10.000000	10.189808	1.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	26.804704	21.835991	-18.54%	188
2017	22.815037	26.804704	17.49%	188
2016	21.145491	22.815037	7.90%	188
2015	22.132743	21.145491	-4.46%	188
2014	21.049671	22.132743	5.15%	189
2013	16.374110	21.049671	28.55%	189
2012	13.072699	16.374110	25.25%	189
2011	14.552334	13.072699	-10.17%	177
2010	11.677127	14.552334	24.62%	171
2009	7.528076	11.677127	55.11%	142
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.261841	12.697849	-10.97%	0
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	0
2014	12.367168	12.534961	1.36%	0
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.855856	15.895181	-5.70%	0
2017	15.594672	16.855856	8.09%	0
2016	13.877394	15.594672	12.37%	0
2015	15.150356	13.877394	-8.40%	0
2014	14.694972	15.150356	3.10%	0
2013	13.086696	14.694972	12.29%	0
2012	11.788201	13.086696	11.02%	0
2011	11.682728	11.788201	0.90%	0
2010	10.521206	11.682728	11.04%	0
2009	7.873384	10.521206	33.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	30.903537	26.531539	-14.15%	30
2017	28.338381	30.903537	9.05%	30
2016	22.086651	28.338381	28.31%	30
2015	24.199263	22.086651	-8.73%	30
2014	24.415928	24.199263	-0.89%	54
2013	18.185049	24.415928	34.26%	54
2012	15.587078	18.185049	16.67%	54
2011	16.433932	15.587078	-5.15%	233
2010	13.005172	16.433932	26.36%	233
2009	10.217490	13.005172	27.28%	236
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.848948	9.831848	-17.02%	71
2017	8.562626	11.848948	38.38%	71
2016	7.397922	8.562626	15.74%	71
2015	9.337239	7.397922	-20.77%	71
2014*	10.000000	9.337239	-6.63%	127
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	18.983875	15.850629	-16.50%	0
2017	16.460720	18.983875	15.33%	0
2016	15.538439	16.460720	5.94%	0
2015	16.828712	15.538439	-7.67%	0
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2018	9.682465	8.067889	-16.68%	0
2017	8.419096	9.682465	15.01%	0
2016	7.970707	8.419096	5.63%	0
2015	8.649601	7.970707	-7.85%	0
2014*	10.000000	8.649601	-13.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2018	19.071895	15.891598	-16.68%	0
2017	16.583404	19.071895	15.01%	0
2016	15.700213	16.583404	5.63%	0
2015	17.037446	15.700213	-7.85%	0
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.598526	9.641877	0.45%	0
2017	9.555350	9.598526	0.45%	0
2016	9.418784	9.555350	1.45%	0
2015	9.987313	9.418784	-5.69%	0
2014*	10.000000	9.987313	-0.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.457463	11.743573	-5.73%	0
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.396223	-6.04%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.269063	9.605822	-6.46%	0
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.238026	12.884264	-9.51%	0
2017	12.556219	14.238026	13.39%	0
2016	11.542777	12.556219	8.78%	0
2015	11.791168	11.542777	-2.11%	0
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.681245	17.101362	-8.46%	0
2017	15.204467	18.681245	22.87%	0
2016	14.198925	15.204467	7.08%	0
2015	14.419299	14.198925	-1.53%	0
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.290181	16.062153	-7.10%	0
2017	15.337218	17.290181	12.73%	0
2016	14.407516	15.337218	6.45%	0
2015	14.603851	14.407516	-1.34%	0
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.241920	17.827415	-11.93%	0
2017	17.894893	20.241920	13.12%	0
2016	14.796455	17.894893	20.94%	0
2015	15.754757	14.796455	-6.08%	0
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.447853	18.374390	-5.52%	0
2017	18.575278	19.447853	4.70%	0
2016	16.038160	18.575278	15.82%	0
2015	16.943846	16.038160	-5.35%	0
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.313491	19.203293	-13.94%	0
2017	21.833420	22.313491	2.20%	0
2016	17.498166	21.833420	24.78%	0
2015	19.014052	17.498166	-7.97%	0
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.137787	18.984521	-14.24%	0
2017	19.754515	22.137787	12.06%	0
2016	15.813538	19.754515	24.92%	0
2015	17.215858	15.813538	-8.15%	0
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	19.901230	17.590089	-11.61%	0
2017	16.500292	19.901230	20.61%	0
2016	14.756826	16.500292	11.81%	0
2015	15.170322	14.756826	-2.73%	0
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.756112	18.760495	-5.04%	0
2017	15.407260	19.756112	28.23%	0
2016	14.379316	15.407260	7.15%	0
2015	13.831482	14.379316	3.96%	0
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.387855	17.414810	-5.29%	0
2017	14.687859	18.387855	25.19%	0
2016	14.608725	14.687859	0.54%	0
2015	14.151458	14.608725	3.23%	0
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	14.052490	12.995731	-7.52%	0
2017	12.612802	14.052490	11.41%	0
2016	12.542022	12.612802	0.56%	0
2015	12.917786	12.542022	-2.91%	0
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.804406	21.680855	-0.57%	0
2017	19.101205	21.804406	14.15%	0
2016	21.890401	19.101205	-12.74%	0
2015	21.531452	21.890401	1.67%	0
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	25.544400	21.402103	-16.22%	0
2017	21.072022	25.544400	21.22%	0
2016	21.478208	21.072022	-1.89%	0
2015	22.317225	21.478208	-3.76%	0
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.370728	13.389631	-12.89%	0
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.517278	15.320292	-7.25%	0
2017	13.721402	16.517278	20.38%	0
2016	13.843501	13.721402	-0.88%	0
2015	13.902362	13.843501	-0.42%	0
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	28.570867	26.622941	-6.82%	0
2017	24.511105	28.570867	16.56%	0
2016	25.526333	24.511105	-3.98%	0
2015	28.260758	25.526333	-9.68%	0
2014	30.270409	28.260758	-6.64%	0
2013	24.546613	30.270409	23.32%	0
2012	20.900660	24.546613	17.44%	0
2011	22.854476	20.900660	-8.55%	0
2010	21.339290	22.854476	7.10%	0
2009	17.316121	21.339290	23.23%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	27.823444	26.837953	-3.54%	0
2017	26.464240	27.823444	5.14%	0
2016	23.111513	26.464240	14.51%	0
2015	25.083245	23.111513	-7.86%	0
2014	24.976564	25.083245	0.43%	0
2013	22.935881	24.976564	8.90%	0
2012	19.617255	22.935881	16.92%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.717162	28.281930	-1.52%	0
2017	22.962421	28.717162	25.06%	0
2016	21.956563	22.962421	4.58%	0
2015	23.646416	21.956563	-7.15%	0
2014	22.243862	23.646416	6.31%	0
2013	17.370636	22.243862	28.05%	0
2012	15.522004	17.370636	11.91%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.031856	9.758441	-2.73%	0
2017	9.848837	10.031856	1.86%	0
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.840748	20.889850	0.24%	0
2017	16.266984	20.840748	28.12%	0
2016	16.191162	16.266984	0.47%	0
2015	14.677307	16.191162	10.31%	0
2014	13.730576	14.677307	6.90%	0
2013	10.644779	13.730576	28.99%	0
2012	8.721040	10.644779	22.06%	0
2011	9.509210	8.721040	-8.29%	0
2010	9.061898	9.509210	4.94%	0
2009	6.297416	9.061898	43.90%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.303743	12.234563	-0.56%	0
2017	8.614878	12.303743	42.82%	0
2016	7.677787	8.614878	12.21%	0
2015	7.444889	7.677787	3.13%	0
2014	6.908634	7.444889	7.76%	0
2013	5.177780	6.908634	33.43%	0
2012	4.409716	5.177780	17.42%	0
2011	4.898570	4.409716	-9.98%	0
2010	3.995742	4.898570	22.59%	0
2009	2.584197	3.995742	54.62%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	13.106131	10.960095	-16.37%	61
2017	10.166583	13.106131	28.91%	61
2016	11.057443	10.166583	-8.06%	61
2015	12.303446	11.057443	-10.13%	61
2014	14.203327	12.303446	-13.38%	110
2013	12.611206	14.203327	12.62%	110
2012	11.306871	12.611206	11.54%	110
2011	16.956484	11.306871	-33.32%	0
2010	13.762660	16.956484	23.21%	0
2009	7.798599	13.762660	76.48%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	30.565432	26.554631	-13.12%	0
2017	27.261406	30.565432	12.12%	616
2016	24.117292	27.261406	13.04%	616
2015	25.139692	24.117292	-4.07%	844
2014	22.161571	25.139692	13.44%	0
2013	16.997205	22.161571	30.38%	0
2012	14.328229	16.997205	18.63%	0
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	1
2009	9.368008	11.696896	24.86%	1
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.156957	8.954055	-19.74%	5,558
2017	8.856223	11.156957	25.98%	5,558
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.199632	9.947760	-2.47%	0
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.689705	16.163905	-3.15%	0
2017	13.404777	16.689705	24.51%	0
2016	12.501493	13.404777	7.23%	0
2015	12.963598	12.501493	-3.56%	0
2014	14.220089	12.963598	-8.84%	0
2013	10.217655	14.220089	39.17%	0
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	28.997405	25.615133	-11.66%	94
2017	25.073022	28.997405	15.65%	94
2016	22.360524	25.073022	12.13%	94
2015	22.903449	22.360524	-2.37%	94
2014	21.088869	22.903449	8.60%	94
2013	15.781466	21.088869	33.63%	95
2012	13.819348	15.781466	14.20%	95
2011	14.087976	13.819348	-1.91%	123
2010	12.853443	14.087976	9.60%	123
2009	10.651224	12.853443	20.68%	119

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.954325	17.751203	-11.04%	3,318
2017	15.965235	19.954325	24.99%	3,318
2016	15.600223	15.965235	2.34%	0
2015	14.888759	15.600223	4.78%	0
2014	14.938609	14.888759	-0.33%	0
2013	11.876359	14.938609	25.78%	0
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.716174	13.428177	-2.10%	0
2017	13.099607	13.716174	4.71%	0
2016	12.526336	13.099607	4.58%	0
2015	12.793941	12.526336	-2.09%	0
2014	12.036674	12.793941	6.29%	0
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	48.175572	44.176020	-8.30%	0
2017	44.556010	48.175572	8.12%	0
2016	40.893569	44.556010	8.96%	0
2015	41.963450	40.893569	-2.55%	0
2014	41.369793	41.963450	1.44%	0
2013	46.003812	41.369793	-10.07%	0
2012	39.574208	46.003812	16.25%	0
2011	37.516437	39.574208	5.48%	0
2010	34.687929	37.516437	8.15%	0
2009	27.031931	34.687929	28.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.327249	9.373804	-9.23%	0
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	17.955231	16.542637	-7.87%	0
2017	15.691017	17.955231	14.43%	0
2016	15.080263	15.691017	4.05%	0
2015	16.347653	15.080263	-7.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	27.100716	24.208943	-10.67%	853
2017	25.303152	27.100716	7.10%	893
2016	21.317424	25.303152	18.70%	1,715
2015	22.597245	21.317424	-5.66%	2,848
2014	20.270506	22.597245	11.48%	2,917
2013	15.594250	20.270506	29.99%	3,498
2012	13.800679	15.594250	13.00%	3,181
2011	13.913344	13.800679	-0.81%	3,865
2010	12.442635	13.913344	11.82%	5,759
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.677165	16.552084	-6.36%	0
2017	15.490136	17.677165	14.12%	0
2016	14.419688	15.490136	7.42%	0
2015	14.489256	14.419688	-0.48%	0
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.764840	11.468877	-2.52%	0
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.507272	18.304096	-10.74%	0
2017	15.888030	20.507272	29.07%	0
2016	16.091026	15.888030	-1.26%	0
2015	15.325057	16.091026	5.00%	0
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.808744	20.370720	-2.10%	56
2017	16.521486	20.808744	25.95%	1,109
2016	15.370732	16.521486	7.49%	1,109
2015	14.654992	15.370732	4.88%	1,500
2014	13.760579	14.654992	6.50%	100
2013	10.773015	13.760579	27.73%	100
2012	9.311508	10.773015	15.70%	100
2011	9.912974	9.311508	-6.07%	466
2010	8.510393	9.912974	16.48%	466
2009	6.222418	8.510393	36.77%	466
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.464711	16.834012	-3.61%	1,094
2017	14.534040	17.464711	20.16%	1,008
2016	13.275404	14.534040	9.48%	912
2015	13.325917	13.275404	-0.38%	797
2014	12.267337	13.325917	8.63%	681
2013	9.361446	12.267337	31.04%	559
2012	8.114867	9.361446	15.36%	479
2011	8.422309	8.114867	-3.65%	481
2010	7.700958	8.422309	9.37%	482
2009	5.979217	7.700958	28.80%	5,341
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	19.329171	18.600706	-3.77%	0
2017	18.444954	19.329171	4.79%	0
2016	17.226087	18.444954	7.08%	447
2015	17.999801	17.226087	-4.30%	471
2014	17.581817	17.999801	2.38%	495
2013	18.043381	17.581817	-2.56%	518
2012	16.311379	18.043381	10.62%	541
2011	15.680829	16.311379	4.02%	566
2010	14.388142	15.680829	8.98%	590
2009	11.738054	14.388142	22.58%	614
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	23.864529	21.810136	-8.61%	122
2017	20.521536	23.864529	16.29%	122
2016	17.663196	20.521536	16.18%	122
2015	19.127972	17.663196	-7.66%	122
2014	17.779354	19.127972	7.59%	122
2013	13.300526	17.779354	33.67%	123
2012	11.393001	13.300526	16.74%	123
2011	11.835488	11.393001	-3.74%	140
2010	10.373383	11.835488	14.09%	141
2009	8.188324	10.373383	26.69%	137
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.766430	10.612654	-9.81%	0
2017	10.080773	11.766430	16.72%	0
2016*	10.000000	10.080773	0.81%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.084443	0.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.105851	22.086136	-4.41%	82
2017	21.960972	23.105851	5.21%	82
2016	19.519889	21.960972	12.51%	82
2015	20.337372	19.519889	-4.02%	82
2014	20.123389	20.337372	1.06%	135
2013	19.070736	20.123389	5.52%	0
2012	16.892929	19.070736	12.89%	0
2011	16.510569	16.892929	2.32%	8
2010	14.805788	16.510569	11.51%	17
2009	10.290167	14.805788	43.88%	22
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.691920	16.603095	-6.15%	62
2017	14.377892	17.691920	23.05%	62
2016	12.842049	14.377892	11.96%	62
2015	13.173231	12.842049	-2.51%	62
2014	12.539515	13.173231	5.05%	111
2013	8.847134	12.539515	41.74%	111
2012	7.676969	8.847134	15.24%	111
2011	8.813764	7.676969	-12.90%	515
2010	7.735999	8.813764	13.93%	515
2009	5.131922	7.735999	50.74%	515
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.524513	12.659939	-6.39%	0
2017	10.999448	13.524513	22.96%	0
2016*	10.000000	10.999448	9.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.812185	17.464397	-7.16%	0
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	0
2015	15.095767	14.828702	-1.77%	0
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	42
2010	7.931024	9.659198	21.79%	42
2009	6.118329	7.931024	29.63%	45

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.520303	13.650564	-12.05%	0
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.145726	13.070544	-7.60%	0
2017	12.809527	14.145726	10.43%	0
2016	12.249274	12.809527	4.57%	0
2015	12.562584	12.249274	-2.49%	0
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.028379	13.600839	-9.50%	0
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.521162	12.017177	-4.03%	0
2017	11.945340	12.521162	4.82%	0
2016	11.586156	11.945340	3.10%	0
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.095543	11.083365	-8.37%	0
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.421033	11.374167	-8.43%	0
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.625776	13.391174	-8.44%	0
2017	13.021378	14.625776	12.32%	0
2016	12.378242	13.021378	5.20%	0
2015	12.695698	12.378242	-2.50%	0
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.249774	13.599300	-10.82%	0
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.659321	12.819027	-6.15%	0
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.998201	12.755007	-1.87%	0
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	0
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.512212	13.121681	-2.89%	0
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.689749	10.345975	-11.50%	0
2017	10.061727	11.689749	16.18%	0
2016	9.165632	10.061727	9.78%	0
2015*	10.000000	9.165632	-8.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.261254	10.229447	-9.16%	0
2017	10.038013	11.261254	12.19%	0
2016	9.364154	10.038013	7.20%	0
2015*	10.000000	9.364154	-6.36%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.961774	29.149103	-2.71%	1,857
2017	23.879211	29.961774	25.47%	5,546
2016	23.380322	23.879211	2.13%	6,532
2015	22.574603	23.380322	3.57%	9,455
2014	21.054033	22.574603	7.22%	5,072
2013	15.627770	21.054033	34.72%	6,984
2012	13.361565	15.627770	16.96%	13,985
2011	13.867515	13.361565	-3.65%	18,520
2010	12.933335	13.867515	7.22%	29,983
2009*	10.000000	12.933335	29.33%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	25.488081	20.741821	-18.62%	112
2017	18.276527	25.488081	39.46%	112
2016	17.216154	18.276527	6.16%	112
2015	20.796115	17.216154	-17.21%	112
2014	22.331847	20.796115	-6.88%	112
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	15.519270	15.285675	-1.51%	0
2017	15.425469	15.519270	0.61%	0
2016	15.536582	15.425469	-0.72%	0
2015	15.782344	15.536582	-1.56%	0
2014	15.314807	15.782344	3.05%	2
2013	16.197017	15.314807	-5.45%	2
2012	15.948407	16.197017	1.56%	325
2011	15.087774	15.948407	5.70%	718
2010	14.611075	15.087774	3.26%	923
2009	14.437885	14.611075	1.20%	1,001
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.421724	10.412602	-0.09%	122
2017	10.530258	10.421724	-1.03%	122
2016	10.683951	10.530258	-1.44%	633
2015	10.841146	10.683951	-1.45%	660
2014	11.000653	10.841146	-1.45%	784
2013	11.162510	11.000653	-1.45%	811
2012	11.327199	11.162510	-1.45%	1,226
2011	11.493389	11.327199	-1.45%	1,600
2010	11.662474	11.493389	-1.45%	1,597
2009	11.829103	11.662474	-1.41%	2,681
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	16.049813	13.517433	-15.78%	21
2017	12.777434	16.049813	25.61%	21
2016	12.853220	12.777434	-0.59%	743
2015	13.453640	12.853220	-4.46%	782
2014	13.713092	13.453640	-1.89%	823
2013	11.808942	13.713092	16.12%	0
2012	10.365269	11.808942	13.93%	0
2011	11.655675	10.365269	-11.07%	0
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.470599	9.706547	-15.38%	0
2017	9.351759	11.470599	22.66%	0
2016	9.439600	9.351759	-0.93%	0
2015	9.713412	9.439600	-2.82%	0
2014	10.506454	9.713412	-7.55%	0
2013	8.809907	10.506454	19.26%	0
2012	7.562534	8.809907	16.49%	0
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.328702	20.952946	-10.18%	0
2017	19.987371	23.328702	16.72%	0
2016	18.526582	19.987371	7.88%	0
2015	18.988707	18.526582	-2.43%	0
2014	18.353126	18.988707	3.46%	11,877
2013	14.635334	18.353126	25.40%	14,598
2012	12.813421	14.635334	14.22%	25,531
2011	13.533627	12.813421	-5.32%	25,590
2010	11.980071	13.533627	12.97%	22,295
2009	9.556444	11.980071	25.36%	18,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.388594	16.304116	-6.24%	0
2017	15.876536	17.388594	9.52%	0
2016	15.154373	15.876536	4.77%	0
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.723547	19.099990	-7.83%	0
2017	18.315344	20.723547	13.15%	884
2016	17.249119	18.315344	6.18%	884
2015	17.596506	17.249119	-1.97%	1,211
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.699145	14.223633	-3.23%	4,835
2017	14.112827	14.699145	4.15%	4,835
2016	13.734320	14.112827	2.76%	56
2015	13.899593	13.734320	-1.19%	105
2014	13.575947	13.899593	2.38%	66
2013	13.140760	13.575947	3.31%	183
2012	12.678390	13.140760	3.65%	217
2011	12.498208	12.678390	1.44%	202
2010	11.976342	12.498208	4.36%	246
2009	11.140488	11.976342	7.50%	238
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.004894	11.164367	-7.00%	0
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.381191	11.462008	-7.42%	0
2017	10.740875	12.381191	15.27%	0
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.631064	18.246050	-7.06%	0
2017	17.638929	19.631064	11.29%	0
2016	16.704540	17.638929	5.59%	1,542
2015	17.007247	16.704540	-1.78%	1,542
2014	16.407390	17.007247	3.66%	1,542
2013	14.275165	16.407390	14.94%	2,046
2012	13.072309	14.275165	9.20%	5,880
2011	13.269596	13.072309	-1.49%	5,965
2010	12.139841	13.269596	9.31%	4,602
2009	10.339873	12.139841	17.41%	4,805
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.016346	20.019001	-9.07%	324
2017	19.146041	22.016346	14.99%	647
2016	17.908093	19.146041	6.91%	747
2015	18.305176	17.908093	-2.17%	694
2014	17.697242	18.305176	3.44%	754
2013	14.673907	17.697242	20.60%	684
2012	13.089201	14.673907	12.11%	523
2011	13.569976	13.089201	-3.54%	565
2010	12.203317	13.569976	11.20%	769
2009	9.954672	12.203317	22.59%	1,152

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.366346	16.474516	-5.14%	28
2017	16.134910	17.366346	7.63%	28
2016	15.488366	16.134910	4.17%	217
2015	15.721058	15.488366	-1.48%	262
2014	15.230521	15.721058	3.22%	228
2013	13.986697	15.230521	8.89%	341
2012	13.136785	13.986697	6.47%	375
2011	13.060279	13.136785	0.59%	740
2010	12.212310	13.060279	6.94%	781
2009	10.816900	12.212310	12.90%	2,814
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.865237	11.128622	-6.21%	0
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.008934	12.489173	-4.00%	0
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	55.335860	48.321232	-12.68%	2,145
2017	48.495492	55.335860	14.11%	2,193
2016	40.907210	48.495492	18.55%	1,118
2015	42.588391	40.907210	-3.95%	1,356
2014	39.494476	42.588391	7.83%	1,407
2013	30.120934	39.494476	31.12%	1,553
2012	26.018843	30.120934	15.77%	3,007
2011	27.090157	26.018843	-3.95%	4,067
2010	21.781329	27.090157	24.37%	8,069
2009	16.161541	21.781329	34.77%	9,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.125655	17.391493	-17.68%	0
2017	17.043051	21.125655	23.95%	0
2016	17.668021	17.043051	-3.54%	0
2015	18.016517	17.668021	-1.93%	0
2014	18.467799	18.016517	-2.44%	0
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.592826	8.646882	-18.37%	0
2017	8.743725	10.592826	21.15%	0
2016	8.431452	8.743725	3.70%	0
2015	9.017150	8.431452	-6.50%	0
2014*	10.000000	9.017150	-9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.168056	18.307364	-4.49%	370
2017	14.937467	19.168056	28.32%	370
2016	14.831845	14.937467	0.71%	603
2015	14.550357	14.831845	1.93%	616
2014	13.369241	14.550357	8.83%	629
2013	10.068108	13.369241	32.79%	641
2012	8.780546	10.068108	14.66%	653
2011	9.176149	8.780546	-4.31%	691
2010	8.060818	9.176149	13.84%	704
2009	6.302657	8.060818	27.90%	403
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.151210	17.556862	-12.87%	0
2017	17.851646	20.151210	12.88%	0
2016	15.568161	17.851646	14.67%	0
2015	16.311232	15.568161	-4.56%	0
2014	14.976034	16.311232	8.92%	0
2013	11.220043	14.976034	33.48%	0
2012	9.664277	11.220043	16.10%	0
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.682771	14.500696	-13.08%	0
2017	14.801737	16.682771	12.71%	0
2016	12.942254	14.801737	14.37%	0
2015	13.600062	12.942254	-4.84%	0
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	0
2012	8.117705	9.407007	15.88%	0
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.982840	17.424439	-8.21%	32
2017	15.078777	18.982840	25.89%	32
2016	14.370879	15.078777	4.93%	32
2015	14.609370	14.370879	-1.63%	32
2014	14.249373	14.609370	2.53%	32
2013	10.406227	14.249373	36.93%	32
2012	9.190016	10.406227	13.23%	32
2011	9.736789	9.190016	-5.62%	59
2010	7.790588	9.736789	24.98%	59
2009	6.218621	7.790588	25.28%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.485837	18.387180	-14.42%	59
2017	19.150786	21.485837	12.19%	956
2016	16.524481	19.150786	15.89%	957
2015	17.265856	16.524481	-4.29%	1,289
2014	14.971705	17.265856	15.32%	60
2013	11.197061	14.971705	33.71%	60
2012	9.765885	11.197061	14.65%	60
2011	10.144778	9.765885	-3.73%	95
2010	8.604649	10.144778	17.90%	95
2009	6.692181	8.604649	28.58%	736
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	28.337845	25.707359	-9.28%	0
2017	23.016581	28.337845	23.12%	0
2016	21.563475	23.016581	6.74%	0
2015	21.716559	21.563475	-0.70%	0
2014	21.433479	21.716559	1.32%	0
2013	15.072879	21.433479	42.20%	0
2012	13.483308	15.072879	11.79%	0
2011	13.770569	13.483308	-2.09%	0
2010	11.138481	13.770569	23.63%	0
2009	8.867311	11.138481	25.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	64.907608	53.117417	-18.16%	128
2017	60.386865	64.907608	7.49%	128
2016	48.655223	60.386865	24.11%	128
2015	52.535111	48.655223	-7.39%	128
2014	49.810348	52.535111	5.47%	128
2013	35.999038	49.810348	38.37%	205
2012	30.329013	35.999038	18.70%	374
2011	32.418151	30.329013	-6.44%	511
2010	25.982239	32.418151	24.77%	520
2009	20.888577	25.982239	24.38%	458

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	53.091763	45.707569	-13.91%	44
2017	47.468346	53.091763	11.85%	44
2016	39.211839	47.468346	21.06%	44
2015	40.450266	39.211839	-3.06%	44
2014	40.713586	40.450266	-0.65%	44
2013	29.318872	40.713586	38.86%	44
2012	25.758071	29.318872	13.82%	44
2011	27.674761	25.758071	-6.93%	44
2010	22.407994	27.674761	23.50%	45
2009	16.880000	22.407994	32.75%	45
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	24.484649	24.126912	-1.46%	17
2017	20.613276	24.484649	18.78%	17
2016	18.777180	20.613276	9.78%	17
2015	18.876893	18.777180	-0.53%	17
2014	17.079800	18.876893	10.52%	17
2013	13.219491	17.079800	29.20%	17
2012	11.744968	13.219491	12.55%	17
2011	11.854736	11.744968	-0.93%	50
2010	10.602976	11.854736	11.81%	51
2009	8.532324	10.602976	24.27%	50
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.798760	14.010950	-5.32%	244
2017	14.099796	14.798760	4.96%	245
2016	13.327292	14.099796	5.80%	667
2015	14.288901	13.327292	-6.73%	681
2014	11.249603	14.288901	27.02%	694
2013	11.077778	11.249603	1.55%	707
2012	9.708479	11.077778	14.10%	7,440
2011	9.249704	9.708479	4.96%	7,972
2010	7.209649	9.249704	28.30%	9,317
2009	5.591616	7.209649	28.94%	21,539
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.993207	15.929373	-6.26%	0
2017	14.223621	16.993207	19.47%	0
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.368299	10.300951	-0.65%	0
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.257498	14.203146	-12.64%	4,071
2017	14.447247	16.257498	12.53%	4,071
2016	12.128012	14.447247	19.12%	0
2015	12.938092	12.128012	-6.26%	0
2014	12.556928	12.938092	3.04%	0
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.822612	13.976399	-16.92%	0
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	0
2015	14.738512	13.957882	-5.30%	0
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	38
2010	12.908002	13.528212	4.80%	38
2009*	10.000000	12.908002	29.08%	40
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.070276	11.114208	-7.92%	0
2017	9.832252	12.070276	22.76%	0
2016	9.577926	9.832252	2.66%	0
2015*	10.000000	9.577926	-4.22%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.212682	10.166546	-0.45%	0
2017	10.270991	10.212682	-0.57%	0
2016	10.296162	10.270991	-0.24%	0
2015	10.428492	10.296162	-1.27%	0
2014	10.517779	10.428492	-0.85%	0
2013	10.607117	10.517779	-0.84%	0
2012	10.289693	10.607117	3.08%	0
2011	10.410601	10.289693	-1.16%	0
2010	10.033500	10.410601	3.76%	0
2009	8.983830	10.033500	11.68%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.348026	24.477163	-7.10%	0
2017	22.574248	26.348026	16.72%	0
2016	20.849308	22.574248	8.27%	0
2015	21.254615	20.849308	-1.91%	0
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	0
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	30.709686	28.528119	-7.10%	0
2017	24.567779	30.709686	25.00%	0
2016	25.489658	24.567779	-3.62%	0
2015	24.979558	25.489658	2.04%	0
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	2,217
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	30.607734	28.326728	-7.45%	0
2017	24.113877	30.607734	26.93%	0
2016	23.909582	24.113877	0.85%	0
2015	22.757954	23.909582	5.06%	0
2014	21.830129	22.757954	4.25%	0
2013	16.289505	21.830129	34.01%	515
2012	14.195058	16.289505	14.75%	515
2011	14.247372	14.195058	-0.37%	515
2010	11.341777	14.247372	25.62%	515
2009	8.678735	11.341777	30.68%	515
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	24.714742	21.144346	-14.45%	334
2017	18.349371	24.714742	34.69%	334
2016	18.603366	18.349371	-1.37%	334
2015	18.160813	18.603366	2.44%	334
2014	18.015081	18.160813	0.81%	334
2013	14.359018	18.015081	25.46%	0
2012	12.015625	14.359018	19.50%	0
2011	13.294223	12.015625	-9.62%	0
2010	11.632540	13.294223	14.28%	0
2009	8.444970	11.632540	37.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.726496	10.105274	-5.79%	20
2017	10.241493	10.726496	4.74%	20
2016	9.754510	10.241493	4.99%	20
2015	10.126965	9.754510	-3.68%	21
2014	9.992316	10.126965	1.35%	21
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	21
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.956564	8.685783	-20.73%	0
2017	8.792185	10.956564	24.62%	0
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	28.144322	25.546754	-9.23%	1,837
2017	24.426715	28.144322	15.22%	1,966
2016	22.205458	24.426715	10.00%	2,980
2015	21.806390	22.205458	1.83%	4,537
2014	19.987852	21.806390	9.10%	4,781
2013	15.391416	19.987852	29.86%	4,820
2012	13.363724	15.391416	15.17%	7,892
2011	13.561894	13.363724	-1.46%	9,783
2010	11.852164	13.561894	14.43%	17,106
2009	9.374830	11.852164	26.43%	21,513
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.445914	18.067733	-11.63%	84
2017	18.173195	20.445914	12.51%	85
2016	15.619934	18.173195	16.35%	85
2015	16.843402	15.619934	-7.26%	85
2014	15.269089	16.843402	10.31%	85
2013	10.987135	15.269089	38.97%	85
2012	9.449469	10.987135	16.27%	85
2011	9.805147	9.449469	-3.63%	86
2010	8.062226	9.805147	21.62%	86
2009	5.962922	8.062226	35.21%	86
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.535047	10.747715	-6.83%	0
2017	10.323191	11.535047	11.74%	0
2016	9.277399	10.323191	11.27%	0
2015	10.366378	9.277399	-10.50%	0
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.256410	10.557049	-6.21%	0
2017	10.404033	11.256410	8.19%	0
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.952089	11.298061	-5.47%	0
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.298917	11.160590	-1.22%	0
2017	11.322921	11.298917	-0.21%	0
2016	11.341066	11.322921	-0.16%	0
2015	11.483946	11.341066	-1.24%	0
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	16
2010	10.939212	11.339656	3.66%	16
2009*	10.000000	10.939212	9.39%	16
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.682341	13.184484	-3.64%	0
2017	13.392657	13.682341	2.16%	0
2016	12.919073	13.392657	3.67%	0
2015	13.473565	12.919073	-4.12%	0
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.187952	10.182693	-0.05%	0
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.577059	15.267731	-1.99%	0
2017	15.064238	15.577059	3.40%	0
2016	14.885494	15.064238	1.20%	0
2015	15.039010	14.885494	-1.02%	0
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.035680	10.805742	-2.08%	0
2017	10.682997	11.035680	3.30%	0
2016	10.566756	10.682997	1.10%	0
2015	10.686357	10.566756	-1.12%	0
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	0
2012	9.993935	10.784326	7.91%	0
2011*	10.000000	9.993935	-0.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2018	12.255740	9.768630	-20.29%	0
2017	9.824200	12.255740	24.75%	0
2016*	10.000000	9.824200	-1.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2018	18.439297	14.697330	-20.29%	0
2017	14.780944	18.439297	24.75%	0
2016	15.375025	14.780944	-3.86%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.796199	12.365293	-10.37%	0
2017	13.308572	13.796199	3.66%	0
2016	11.280273	13.308572	17.98%	0
2015	13.075209	11.280273	-13.73%	0
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.726556	34.513567	-0.61%	0
2017	27.677998	34.726556	25.47%	0
2016	31.454740	27.677998	-12.01%	0
2015	28.378629	31.454740	10.84%	0
2014	21.944157	28.378629	29.32%	0
2013	14.793998	21.944157	48.33%	0
2012	11.459676	14.793998	29.10%	0
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	69.543459	52.434007	-24.60%	0
2017	46.719835	69.543459	48.85%	0
2016	47.356738	46.719835	-1.34%	0
2015	55.871596	47.356738	-15.24%	0
2014	56.929967	55.871596	-1.86%	0
2013	51.568824	56.929967	10.40%	0
2012	40.312688	51.568824	27.92%	0
2011	55.082272	40.312688	-26.81%	0
2010	44.064804	55.082272	25.00%	0
2009	20.974288	44.064804	110.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.431137	5.241414	-29.47%	0
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	34.631229	24.476029	-29.32%	0
2017	35.746323	34.631229	-3.12%	0
2016	25.238830	35.746323	41.63%	0
2015	38.481739	25.238830	-34.41%	0
2014	48.269810	38.481739	-20.28%	0
2013	44.312202	48.269810	8.93%	0
2012	43.493077	44.312202	1.88%	0
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.464180	29.414596	-0.17%	0
2017	23.754025	29.464180	24.04%	0
2016	22.369647	23.754025	6.19%	0
2015	23.372530	22.369647	-4.29%	0
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.792670	11.673956	-8.74%	0
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.648438	-23.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	34.160379	28.498856	-16.57%	0
2017	30.730252	34.160379	11.16%	0
2016	24.999020	30.730252	22.93%	0
2015	26.912140	24.999020	-7.11%	0
2014	25.078432	26.912140	7.31%	0
2013	18.498293	25.078432	35.57%	0
2012	15.852762	18.498293	16.69%	0
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.499136	12.920782	-4.28%	0
2017	13.218778	13.499136	2.12%	0
2016	12.855504	13.218778	2.83%	0
2015	13.381563	12.855504	-3.93%	0
2014	13.151377	13.381563	1.75%	0
2013	14.588701	13.151377	-9.85%	0
2012	13.792695	14.588701	5.77%	0
2011	12.530438	13.792695	10.07%	0
2010	12.101716	12.530438	3.54%	0
2009	11.147327	12.101716	8.56%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	26.925052	24.697696	-8.27%	0
2017	22.686256	26.925052	18.68%	0
2016	20.294326	22.686256	11.79%	0
2015	21.830395	20.294326	-7.04%	0
2014	19.699682	21.830395	10.82%	0
2013	14.724874	19.699682	33.79%	0
2012	13.028629	14.724874	13.02%	0
2011	12.827425	13.028629	1.57%	0
2010	11.408680	12.827425	12.44%	0
2009	9.807567	11.408680	16.33%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	21.433791	17.897165	-16.50%	0
2017	16.583864	21.433791	29.24%	0
2016	17.815296	16.583864	-6.91%	0
2015	17.950509	17.815296	-0.75%	0
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.349354	21.762203	-14.15%	0
2017	23.039897	25.349354	10.02%	0
2016	19.038473	23.039897	21.02%	0
2015	19.609373	19.038473	-2.91%	0
2014	17.099670	19.609373	14.68%	0
2013	13.341970	17.099670	28.16%	0
2012	11.644325	13.341970	14.58%	0
2011	11.903854	11.644325	-2.18%	0
2010	10.133858	11.903854	17.47%	0
2009	7.917341	10.133858	28.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	36.789252	32.918598	-10.52%	0
2017	34.343651	36.789252	7.12%	0
2016	28.938511	34.343651	18.68%	0
2015	30.566508	28.938511	-5.33%	0
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.793182	10.323351	-4.35%	0
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.036898	9.814207	-2.22%	0
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.795882	11.668206	-8.81%	0
2017	11.151274	12.795882	14.75%	0
2016	9.754172	11.151274	14.32%	0
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.934247	15.414754	-8.97%	0
2017	15.118854	16.934247	12.01%	0
2016	14.785838	15.118854	2.25%	0
2015	15.162806	14.785838	-2.49%	0
2014	15.101908	15.162806	0.40%	0
2013	13.400106	15.101908	12.70%	0
2012	12.371587	13.400106	8.31%	0
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.647301	13.617971	-18.20%	0
2017	15.122034	16.647301	10.09%	0
2016	11.711151	15.122034	29.13%	0
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	32.022599	28.708683	-10.35%	0
2017	28.921612	32.022599	10.72%	0
2016	23.352786	28.921612	23.85%	0
2015	24.273899	23.352786	-3.79%	0
2014	23.442931	24.273899	3.54%	0
2013	16.913468	23.442931	38.61%	0
2012	14.836151	16.913468	14.00%	0
2011	14.977337	14.836151	-0.94%	0
2010	12.084235	14.977337	23.94%	0
2009	9.812538	12.084235	23.15%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	27.850461	26.158865	-6.07%	0
2017	23.262628	27.850461	19.72%	0
2016	21.140921	23.262628	10.04%	0
2015	21.227854	21.140921	-0.41%	0
2014	19.000414	21.227854	11.72%	0
2013	14.610282	19.000414	30.05%	0
2012	12.816278	14.610282	14.00%	0
2011	12.771239	12.816278	0.35%	0
2010	11.290301	12.771239	13.12%	0
2009	9.072925	11.290301	24.44%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	21.284686	20.040813	-5.84%	0
2017	18.735072	21.284686	13.61%	0
2016	17.232035	18.735072	8.72%	0
2015	18.071809	17.232035	-4.65%	0
2014	16.171494	18.071809	11.75%	0
2013	12.220595	16.171494	32.33%	0
2012	11.080282	12.220595	10.29%	0
2011	11.148183	11.080282	-0.61%	0
2010	9.857382	11.148183	13.09%	0
2009	7.481911	9.857382	31.75%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	27.080003	24.843915	-8.26%	0
2017	21.590004	27.080003	25.43%	0
2016	20.312376	21.590004	6.29%	0
2015	21.143634	20.312376	-3.93%	0
2014	19.858721	21.143634	6.47%	0
2013	16.647779	19.858721	19.29%	0
2012	15.305480	16.647779	8.77%	0
2011	14.253495	15.305480	7.38%	0
2010	12.548318	14.253495	13.59%	0
2009	10.394501	12.548318	20.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.555785	10.387654	-1.59%	0
2017	10.359467	10.555785	1.90%	0
2016	9.653232	10.359467	7.32%	0
2015	9.898447	9.653232	-2.48%	0
2014*	10.000000	9.898447	-1.02%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	17.979487	17.603329	-2.09%	0
2017	17.544526	17.979487	2.48%	0
2016	17.154938	17.544526	2.27%	0
2015	17.458698	17.154938	-1.74%	0
2014	17.076819	17.458698	2.24%	0
2013	17.159280	17.076819	-0.48%	0
2012	15.877601	17.159280	8.07%	0
2011	15.760573	15.877601	0.74%	0
2010	14.746442	15.760573	6.88%	0
2009	12.430716	14.746442	18.63%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	15.828315	14.949719	-5.55%	0
2017	14.221159	15.828315	11.30%	0
2016	13.713395	14.221159	3.70%	0
2015	13.965784	13.713395	-1.81%	0
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.275408	15.071771	-7.40%	0
2017	14.185972	16.275408	14.73%	0
2016	13.580783	14.185972	4.46%	0
2015	13.838310	13.580783	-1.86%	0
2014	13.422964	13.838310	3.09%	0
2013	11.752283	13.422964	14.22%	0
2012	10.541446	11.752283	11.49%	0
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.201342	15.606084	-9.27%	0
2017	14.453606	17.201342	19.01%	0
2016	13.774953	14.453606	4.93%	0
2015	14.031866	13.774953	-1.83%	0
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.919833	11.218659	-5.88%	0
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	40.019763	36.859055	-7.90%	0
2017	33.365971	40.019763	19.94%	0
2016	31.389191	33.365971	6.30%	0
2015	31.690427	31.389191	-0.95%	0
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	53
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.241582	7.588706	-25.90%	330
2017	10.693896	10.241582	-4.23%	330
2016	8.131683	10.693896	31.51%	330
2015	10.417275	8.131683	-21.94%	331
2014	12.123776	10.417275	-14.08%	331
2013	9.914446	12.123776	22.28%	331
2012	9.610780	9.914446	3.16%	331
2011	10.291995	9.610780	-6.62%	332
2010	8.768775	10.291995	17.37%	332
2009	6.032463	8.768775	45.36%	332
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	26.958733	24.321569	-9.78%	85
2017	24.261500	26.958733	11.12%	85
2016	20.890010	24.261500	16.14%	85
2015	22.112246	20.890010	-5.53%	85
2014	20.662372	22.112246	7.02%	86
2013	16.386659	20.662372	26.09%	86
2012	14.196678	16.386659	15.43%	86
2011	14.289703	14.196678	-0.65%	86
2010	12.605268	14.289703	13.36%	86
2009	9.841661	12.605268	28.08%	87
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	22.599297	25.006407	10.65%	0
2017	17.070109	22.599297	32.39%	0
2016	17.286652	17.070109	-1.25%	0
2015	16.637892	17.286652	3.90%	0
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	28.249942	27.747181	-1.78%	0
2017	21.243097	28.249942	32.98%	0
2016	21.412904	21.243097	-0.79%	0
2015	20.306812	21.412904	5.45%	0
2014	18.541565	20.306812	9.52%	0
2013	13.820322	18.541565	34.16%	0
2012	12.249518	13.820322	12.82%	0
2011	12.418141	12.249518	-1.36%	0
2010	10.162366	12.418141	22.20%	0
2009	8.050949	10.162366	26.23%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	17.989846	17.080549	-5.05%	0
2017	17.056927	17.989846	5.47%	0
2016	15.139964	17.056927	12.66%	0
2015	15.970361	15.139964	-5.20%	0
2014	16.041182	15.970361	-0.44%	0
2013	15.381936	16.041182	4.29%	0
2012	13.675392	15.381936	12.48%	0
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	0
2009	8.416032	11.918726	41.62%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.523587	14.214118	-2.13%	0
2017	14.155524	14.523587	2.60%	0
2016	13.734844	14.155524	3.06%	0
2015	14.043129	13.734844	-2.20%	0
2014	13.481268	14.043129	4.17%	0
2013	13.950172	13.481268	-3.36%	0
2012	13.390631	13.950172	4.18%	0
2011	12.679944	13.390631	5.60%	0
2010	11.954949	12.679944	6.06%	0
2009	10.492401	11.954949	13.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.706713	17.408646	-15.93%	334
2017	17.415443	20.706713	18.90%	334
2016	15.769774	17.415443	10.44%	334
2015	16.253720	15.769774	-2.98%	334
2014	15.538440	16.253720	4.60%	335
2013	11.593896	15.538440	34.02%	335
2012	10.257797	11.593896	13.03%	335
2011	11.663733	10.257797	-12.05%	335
2010	9.200402	11.663733	26.77%	336
2009	6.671050	9.200402	37.92%	336
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.590679	18.099663	-16.17%	0
2017	16.846932	21.590679	28.16%	0
2016	18.026005	16.846932	-6.54%	0
2015	17.683305	18.026005	1.94%	0
2014	19.547921	17.683305	-9.54%	0
2013	15.221616	19.547921	28.42%	0
2012	12.820436	15.221616	18.73%	0
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.186389	9.385109	-7.87%	0
2017*	10.000000	10.186389	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	26.592433	21.652003	-18.58%	114
2017	22.645811	26.592433	17.43%	114
2016	20.999266	22.645811	7.84%	114
2015	21.990861	20.999266	-4.51%	114
2014	20.925345	21.990861	5.09%	114
2013	16.285665	20.925345	28.49%	114
2012	13.008694	16.285665	25.19%	115
2011	14.488426	13.008694	-10.21%	115
2010	11.631741	14.488426	24.56%	115
2009	7.502620	11.631741	55.04%	116
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.192095	12.629296	-11.01%	0
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.756432	15.793369	-5.75%	0
2017	15.510527	16.756432	8.03%	0
2016	13.809495	15.510527	12.32%	0
2015	15.083890	13.809495	-8.45%	0
2014	14.637928	15.083890	3.05%	0
2013	13.042512	14.637928	12.23%	0
2012	11.754372	13.042512	10.96%	0
2011	11.655097	11.754372	0.85%	0
2010	10.501643	11.655097	10.98%	0
2009	7.862729	10.501643	33.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.373118	16.623870	-14.19%	0
2017	17.774048	19.373118	9.00%	0
2016	13.859929	17.774048	28.24%	0
2015	15.193357	13.859929	-8.78%	0
2014	15.337180	15.193357	-0.94%	0
2013	11.428966	15.337180	34.20%	0
2012	9.801171	11.428966	16.61%	0
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.826931	9.808572	-17.07%	0
2017	8.551041	11.826931	38.31%	0
2016	7.391644	8.551041	15.69%	0
2015	9.334052	7.391644	-20.81%	0
2014*	10.000000	9.334052	-6.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	18.833582	15.717111	-16.55%	0
2017	16.338663	18.833582	15.27%	0
2016	15.431027	16.338663	5.88%	0
2015	16.720878	15.431027	-7.71%	0
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.664472	8.048781	-16.72%	0
2017	8.407700	9.664472	14.95%	0
2016	7.963949	8.407700	5.57%	0
2015	8.646661	7.963949	-7.90%	0
2014*	10.000000	8.646661	-13.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.580664	9.619028	0.40%	0
2017	9.542410	9.580664	0.40%	0
2016	9.410788	9.542410	1.40%	0
2015	9.983907	9.410788	-5.74%	0
2014*	10.000000	9.983907	-0.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.154785	12.802394	-9.55%	0
2017	12.489113	14.154785	13.34%	0
2016	11.486891	12.489113	8.72%	0
2015	11.740036	11.486891	-2.16%	0
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.572041	16.992710	-8.50%	0
2017	15.123234	18.572041	22.80%	0
2016	14.130211	15.123234	7.03%	0
2015	14.356799	14.130211	-1.58%	0
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.189049	15.960051	-7.15%	0
2017	15.255225	17.189049	12.68%	0
2016	14.337745	15.255225	6.40%	0
2015	14.540502	14.337745	-1.39%	0
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.123497	17.714076	-11.97%	0
2017	17.799207	20.123497	13.06%	0
2016	14.724787	17.799207	20.88%	0
2015	15.686403	14.724787	-6.13%	0
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.334159	18.257666	-5.57%	0
2017	18.476030	19.334159	4.64%	0
2016	15.960535	18.476030	15.76%	0
2015	16.870401	15.960535	-5.39%	0
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.183008	19.081247	-13.98%	0
2017	21.716736	22.183008	2.15%	0
2016	17.413452	21.716736	24.71%	0
2015	18.931614	17.413452	-8.02%	0
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	22.008288	18.863829	-14.29%	0
2017	19.648883	22.008288	12.01%	0
2016	15.736950	19.648883	24.86%	0
2015	17.141173	15.736950	-8.19%	0
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	19.784838	17.478277	-11.66%	0
2017	16.412085	19.784838	20.55%	0
2016	14.685371	16.412085	11.76%	0
2015	15.104536	14.685371	-2.78%	0
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.640621	18.641301	-5.09%	0
2017	15.324940	19.640621	28.16%	0
2016	14.309724	15.324940	7.09%	0
2015	13.771521	14.309724	3.91%	0
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	22.226254	21.039336	-5.34%	0
2017	17.762872	22.226254	25.13%	0
2016	17.676123	17.762872	0.49%	0
2015	17.131536	17.676123	3.18%	0
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	13.970321	12.913140	-7.57%	0
2017	12.545384	13.970321	11.36%	0
2016	12.481285	12.545384	0.51%	0
2015	12.861755	12.481285	-2.96%	0
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.676871	21.543043	-0.62%	0
2017	18.999081	21.676871	14.09%	0
2016	21.784396	18.999081	-12.79%	0
2015	21.438070	21.784396	1.62%	0
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	25.342132	21.221777	-16.26%	0
2017	20.915751	25.342132	21.16%	0
2016	21.329723	20.915751	-1.94%	0
2015	22.174206	21.329723	-3.81%	0
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.326642	13.344408	-12.93%	0
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.469809	15.268457	-7.29%	0
2017	13.688889	16.469809	20.32%	0
2016	13.817684	13.688889	-0.93%	0
2015	13.883485	13.817684	-0.47%	0
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	28.324366	26.379774	-6.87%	0
2017	24.311928	28.324366	16.50%	0
2016	25.331730	24.311928	-4.03%	0
2015	28.059565	25.331730	-9.72%	0
2014	30.070173	28.059565	-6.69%	0
2013	24.396615	30.070173	23.26%	0
2012	20.783511	24.396615	17.38%	0
2011	22.737900	20.783511	-8.60%	0
2010	21.241206	22.737900	7.05%	0
2009	17.245268	21.241206	23.17%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	27.583416	26.592844	-3.59%	0
2017	26.249213	27.583416	5.08%	0
2016	22.935318	26.249213	14.45%	0
2015	24.904659	22.935318	-7.91%	0
2014	24.811322	24.904659	0.38%	0
2013	22.795703	24.811322	8.84%	0
2012	19.507277	22.795703	16.86%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.534447	28.087639	-1.57%	0
2017	22.827858	28.534447	25.00%	0
2016	21.838948	22.827858	4.53%	0
2015	23.531700	21.838948	-7.19%	0
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.018299	9.740272	-2.78%	0
2017	9.840496	10.018299	1.81%	0
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.652022	20.690117	0.18%	0
2017	16.127819	20.652022	28.05%	0
2016	16.060772	16.127819	0.42%	0
2015	14.566503	16.060772	10.26%	0
2014	13.633848	14.566503	6.84%	0
2013	10.575148	13.633848	28.92%	0
2012	8.668397	10.575148	22.00%	0
2011	9.456593	8.668397	-8.33%	0
2010	9.016324	9.456593	4.88%	0
2009	6.268928	9.016324	43.83%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.192090	12.117341	-0.61%	0
2017	8.541018	12.192090	42.75%	0
2016	7.615813	8.541018	12.15%	0
2015	7.388539	7.615813	3.08%	0
2014	6.859828	7.388539	7.71%	0
2013	5.143812	6.859828	33.36%	0
2012	4.383012	5.143812	17.36%	0
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.987408	10.855263	-16.42%	295
2017	10.079579	12.987408	28.85%	295
2016	10.968387	10.079579	-8.10%	295
2015	12.210559	10.968387	-10.17%	295
2014	14.103267	12.210559	-13.42%	295
2013	12.528714	14.103267	12.57%	296
2012	11.238620	12.528714	11.48%	296
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	30.354315	26.357747	-13.17%	0
2017	27.086799	30.354315	12.06%	0
2016	23.974963	27.086799	12.98%	0
2015	25.004015	23.974963	-4.12%	0
2014	22.053147	25.004015	13.38%	0
2013	16.922628	22.053147	30.32%	0
2012	14.272624	16.922628	18.57%	0
2011	14.183043	14.272624	0.63%	0
2010	11.663313	14.183043	21.60%	0
2009	9.345851	11.663313	24.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.136228	8.932843	-19.79%	0
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.191052	9.934312	-2.52%	0
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	26.059315	25.225441	-3.20%	0
2017	20.940804	26.059315	24.44%	0
2016	19.539577	20.940804	7.17%	0
2015	20.272141	19.539577	-3.61%	0
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	27.367499	24.163003	-11.71%	0
2017	23.675669	27.367499	15.59%	0
2016	21.125028	23.675669	12.07%	0
2015	21.648929	21.125028	-2.42%	0
2014	19.943858	21.648929	8.55%	0
2013	14.932191	19.943858	33.56%	0
2012	13.082318	14.932191	14.14%	0
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.876965	17.673368	-11.09%	0
2017	15.911391	19.876965	24.92%	0
2016	15.555483	15.911391	2.29%	0
2015	14.853591	15.555483	4.73%	0
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.635246	13.342133	-2.15%	0
2017	13.028905	13.635246	4.65%	0
2016	12.465020	13.028905	4.52%	0
2015	12.737777	12.465020	-2.14%	0
2014	11.989920	12.737777	6.24%	0
2013	12.211221	11.989920	-1.81%	0
2012	11.328212	12.211221	7.79%	0
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	47.707504	43.724474	-8.35%	0
2017	44.145439	47.707504	8.07%	0
2016	40.537241	44.145439	8.90%	0
2015	41.618939	40.537241	-2.60%	0
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	0
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	17.813105	16.403308	-7.91%	0
2017	15.574690	17.813105	14.37%	0
2016	14.976044	15.574690	4.00%	0
2015	16.242914	14.976044	-7.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	26.981930	24.090541	-10.72%	0
2017	25.204998	26.981930	7.05%	0
2016	21.245472	25.204998	18.64%	0
2015	22.532409	21.245472	-5.71%	0
2014	20.222598	22.532409	11.42%	0
2013	15.565286	20.222598	29.92%	0
2012	13.782052	15.565286	12.94%	0
2011	13.901600	13.782052	-0.86%	0
2010	12.438437	13.901600	11.76%	0
2009*	10.000000	12.438437	24.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.572831	16.445997	-6.41%	0
2017	15.406496	17.572831	14.06%	0
2016	14.349082	15.406496	7.37%	0
2015	14.425632	14.349082	-0.53%	0
2014	13.949176	14.425632	3.42%	0
2013	11.486841	13.949176	21.44%	0
2012	10.078216	11.486841	13.98%	0
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.695426	11.395394	-2.57%	0
2017	11.503572	11.695426	1.67%	0
2016	11.376737	11.503572	1.11%	0
2015	11.576733	11.376737	-1.73%	0
2014	11.195652	11.576733	3.40%	0
2013	11.666419	11.195652	-4.04%	0
2012	11.284076	11.666419	3.39%	0
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.386306	18.186832	-10.79%	0
2017	15.802297	20.386306	29.01%	0
2016	16.012287	15.802297	-1.31%	0
2015	15.257817	16.012287	4.94%	0
2014	15.210958	15.257817	0.31%	0
2013	12.004302	15.210958	26.71%	0
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.685959	20.240195	-2.15%	0
2017	16.432296	20.685959	25.89%	0
2016	15.295493	16.432296	7.43%	0
2015	14.590661	15.295493	4.83%	0
2014	13.707124	14.590661	6.45%	0
2013	10.736608	13.707124	27.67%	0
2012	9.284769	10.736608	15.64%	0
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.370424	16.734584	-3.66%	0
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	0
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	19.141411	18.410640	-3.82%	0
2017	18.275010	19.141411	4.74%	0
2016	17.076017	18.275010	7.02%	0
2015	17.852042	17.076017	-4.35%	0
2014	17.446337	17.852042	2.33%	0
2013	17.913443	17.446337	-2.61%	0
2012	16.202156	17.913443	10.56%	0
2011	15.583700	16.202156	3.97%	0
2010	14.306279	15.583700	8.93%	0
2009	11.677180	14.306279	22.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	23.632552	21.587104	-8.66%	0
2017	20.332339	23.632552	16.23%	0
2016	17.509211	20.332339	16.12%	0
2015	18.970845	17.509211	-7.70%	0
2014	17.642254	18.970845	7.53%	0
2013	13.204640	17.642254	33.61%	0
2012	11.316625	13.204640	16.68%	0
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.756529	10.598318	-9.85%	0
2017	10.077390	11.756529	16.66%	0
2016*	10.000000	10.077390	0.77%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.081024	0.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.881344	21.860372	-4.46%	0
2017	21.758598	22.881344	5.16%	0
2016	19.349793	21.758598	12.45%	0
2015	20.170394	19.349793	-4.07%	0
2014	19.968287	20.170394	1.01%	0
2013	18.933351	19.968287	5.47%	0
2012	16.779774	18.933351	12.83%	0
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.605372	16.513444	-6.20%	0
2017	14.314793	17.605372	22.99%	0
2016	12.792166	14.314793	11.90%	0
2015	13.128724	12.792166	-2.56%	0
2014	12.503488	13.128724	5.00%	0
2013	8.826188	12.503488	41.66%	0
2012	7.662684	8.826188	15.18%	0
2011	8.801821	7.662684	-12.94%	0
2010	7.729430	8.801821	13.87%	0
2009	5.130170	7.729430	50.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.720179	17.370111	-7.21%	0
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.444374	13.576843	-12.09%	0
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.076568	13.000006	-7.65%	0
2017	12.753355	14.076568	10.38%	0
2016	12.201732	12.753355	4.52%	0
2015	12.520180	12.201732	-2.54%	0
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.954874	13.527410	-9.55%	0
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	0
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.459936	11.952312	-4.07%	0
2017	11.892951	12.459936	4.77%	0
2016	11.541168	11.892951	3.05%	0
2015	11.803545	11.541168	-2.22%	0
2014	11.596375	11.803545	1.79%	0
2013	11.219522	11.596375	3.36%	0
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.066988	11.051554	-8.41%	0
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.391690	11.341513	-8.47%	0
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.554241	13.318875	-8.49%	0
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.175152	13.525844	-10.87%	0
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.592532	12.749829	-6.20%	0
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	0
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.934599	12.686112	-1.92%	0
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	0
2015	12.394872	12.121009	-2.21%	0
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.446111	13.050835	-2.94%	0
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.673958	10.326731	-11.54%	0
2017	10.053221	11.673958	16.12%	0
2016	9.162523	10.053221	9.72%	0
2015*	10.000000	9.162523	-8.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.246056	10.210424	-9.21%	0
2017	10.029537	11.246056	12.13%	0
2016	9.360975	10.029537	7.14%	0
2015*	10.000000	9.360975	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.830359	29.006448	-2.76%	75
2017	23.786502	29.830359	25.41%	75
2016	23.301349	23.786502	2.08%	75
2015	22.509777	23.301349	3.52%	75
2014	21.004229	22.509777	7.17%	76
2013	15.598716	21.004229	34.65%	76
2012	13.343510	15.598716	16.90%	76
2011	13.855790	13.343510	-3.70%	76
2010	12.928952	13.855790	7.17%	76
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	25.265917	20.550529	-18.66%	0
2017	18.126380	25.265917	39.39%	0
2016	17.083360	18.126380	6.11%	0
2015	20.646201	17.083360	-17.26%	0
2014	22.182126	20.646201	-6.92%	0
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	15.368456	15.129399	-1.56%	0
2017	15.283294	15.368456	0.56%	0
2016	15.401169	15.283294	-0.77%	0
2015	15.652731	15.401169	-1.61%	0
2014	15.196750	15.652731	3.00%	0
2013	16.080324	15.196750	-5.49%	0
2012	15.841556	16.080324	1.51%	0
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	0
2009	14.362980	14.527898	1.15%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.320424	10.306130	-0.14%	0
2017	10.433189	10.320424	-1.08%	0
2016	10.590820	10.433189	-1.49%	0
2015	10.752100	10.590820	-1.50%	0
2014	10.915836	10.752100	-1.50%	0
2013	11.082065	10.915836	-1.50%	0
2012	11.251291	11.082065	-1.50%	0
2011	11.422145	11.251291	-1.50%	0
2010	11.596067	11.422145	-1.50%	0
2009	11.767718	11.596067	-1.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	15.909986	13.392822	-15.82%	0
2017	12.672517	15.909986	25.55%	0
2016	12.754142	12.672517	-0.64%	0
2015	13.356723	12.754142	-4.51%	0
2014	13.621215	13.356723	-1.94%	0
2013	11.735773	13.621215	16.07%	0
2012	10.306277	11.735773	13.87%	0
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.402898	9.644328	-15.42%	0
2017	9.301272	11.402898	22.60%	0
2016	9.393399	9.301272	-0.98%	0
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.140880	20.773644	-10.23%	0
2017	19.836481	23.140880	16.66%	0
2016	18.396014	19.836481	7.83%	0
2015	18.864452	18.396014	-2.48%	0
2014	18.242287	18.864452	3.41%	0
2013	14.554321	18.242287	25.34%	0
2012	12.748966	14.554321	14.16%	0
2011	13.472382	12.748966	-5.37%	0
2010	11.931917	13.472382	12.91%	0
2009	9.522873	11.931917	25.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.312336	16.224333	-6.28%	0
2017	15.814908	17.312336	9.47%	0
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.632705	19.006574	-7.88%	0
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.580797	14.101908	-3.28%	0
2017	14.006297	14.580797	4.10%	0
2016	13.637541	14.006297	2.70%	0
2015	13.808656	13.637541	-1.24%	0
2014	13.493980	13.808656	2.33%	0
2013	13.068055	13.493980	3.26%	0
2012	12.614655	13.068055	3.59%	0
2011	12.441672	12.614655	1.39%	0
2010	11.928224	12.441672	4.30%	0
2009	11.101361	11.928224	7.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.976497	11.132278	-7.05%	0
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.351930	11.429080	-7.47%	0
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.473057	18.089957	-7.10%	0
2017	17.505811	19.473057	11.24%	0
2016	16.586868	17.505811	5.54%	0
2015	16.896017	16.586868	-1.83%	0
2014	16.308356	16.896017	3.60%	0
2013	14.196190	16.308356	14.88%	0
2012	13.006607	14.196190	9.15%	0
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	21.839124	19.847730	-9.12%	0
2017	19.001536	21.839124	14.93%	0
2016	17.781932	19.001536	6.86%	0
2015	18.185452	17.781932	-2.22%	0
2014	17.590425	18.185452	3.38%	0
2013	14.592735	17.590425	20.54%	0
2012	13.023413	14.592735	12.05%	0
2011	13.508611	13.023413	-3.59%	0
2010	12.154289	13.508611	11.14%	0
2009	9.919721	12.154289	22.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.226486	16.333496	-5.18%	0
2017	16.013086	17.226486	7.58%	0
2016	15.379209	16.013086	4.12%	0
2015	15.618186	15.379209	-1.53%	0
2014	15.138547	15.618186	3.17%	0
2013	13.909287	15.138547	8.84%	0
2012	13.070731	13.909287	6.42%	0
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.844396	11.103404	-6.26%	0
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.986108	12.460897	-4.04%	0
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.798001	47.827112	-12.72%	0
2017	48.048416	54.798001	14.05%	0
2016	40.550597	48.048416	18.49%	0
2015	42.238554	40.550597	-4.00%	0
2014	39.189935	42.238554	7.78%	0
2013	29.903839	39.189935	31.05%	0
2012	25.844457	29.903839	15.71%	0
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	0
2009	16.077655	21.657282	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	21.033045	17.306407	-17.72%	0
2017	16.976910	21.033045	23.89%	0
2016	17.608352	16.976910	-3.59%	0
2015	17.964790	17.608352	-1.98%	0
2014	18.424127	17.964790	-2.49%	0
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.573057	8.626339	-18.41%	0
2017	8.731821	10.573057	21.09%	0
2016	8.424229	8.731821	3.65%	0
2015	9.014013	8.424229	-6.54%	0
2014*	10.000000	9.014013	-9.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	19.074324	18.208539	-4.54%	0
2017	14.871939	19.074324	28.26%	0
2016	14.774261	14.871939	0.66%	0
2015	14.501227	14.774261	1.88%	0
2014	13.330862	14.501227	8.78%	0
2013	10.044301	13.330862	32.72%	0
2012	8.764236	10.044301	14.61%	0
2011	9.163741	8.764236	-4.36%	0
2010	8.054001	9.163741	13.78%	0
2009	6.300524	8.054001	27.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	20.073005	17.479792	-12.92%	0
2017	17.791362	20.073005	12.82%	0
2016	15.523440	17.791362	14.61%	0
2015	16.272629	15.523440	-4.60%	0
2014	14.948168	16.272629	8.86%	0
2013	11.204849	14.948168	33.41%	0
2012	9.656095	11.204849	16.04%	0
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.601160	14.422381	-13.12%	0
2017	14.736777	16.601160	12.65%	0
2016	12.891985	14.736777	14.31%	0
2015	13.554112	12.891985	-4.89%	0
2014	12.481965	13.554112	8.59%	0
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.890001	17.330363	-8.26%	0
2017	15.012612	18.890001	25.83%	0
2016	14.315071	15.012612	4.87%	0
2015	14.560030	14.315071	-1.68%	0
2014	14.208473	14.560030	2.47%	0
2013	10.381617	14.208473	36.86%	0
2012	9.172945	10.381617	13.18%	0
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.380800	18.287956	-14.47%	0
2017	19.066812	21.380800	12.14%	0
2016	16.460353	19.066812	15.83%	0
2015	17.207586	16.460353	-4.34%	0
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	28.070812	25.452119	-9.33%	0
2017	22.811219	28.070812	23.06%	0
2016	21.381899	22.811219	6.68%	0
2015	21.544632	21.381899	-0.76%	0
2014	21.274592	21.544632	1.27%	0
2013	14.968726	21.274592	42.13%	0
2012	13.396958	14.968726	11.73%	0
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	0
2009	8.823919	11.078364	25.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	64.276889	52.574405	-18.21%	0
2017	59.830340	64.276889	7.43%	0
2016	48.231221	59.830340	24.05%	0
2015	52.103740	48.231221	-7.43%	0
2014	49.426430	52.103740	5.42%	0
2013	35.739678	49.426430	38.30%	0
2012	30.125817	35.739678	18.63%	0
2011	32.217265	30.125817	-6.49%	0
2010	25.834325	32.217265	24.71%	0
2009	20.780205	25.834325	24.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	52.575821	45.240265	-13.95%	0
2017	47.030831	52.575821	11.79%	0
2016	38.870081	47.030831	20.99%	0
2015	40.118071	38.870081	-3.11%	0
2014	40.399731	40.118071	-0.70%	0
2013	29.107609	40.399731	38.79%	0
2012	25.585480	29.107609	13.77%	0
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	0
2009	16.792408	22.280410	32.68%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	24.246676	23.880224	-1.51%	0
2017	20.423252	24.246676	18.72%	0
2016	18.613485	20.423252	9.72%	0
2015	18.721822	18.613485	-0.58%	0
2014	16.948094	18.721822	10.47%	0
2013	13.124213	16.948094	29.14%	0
2012	11.666244	13.124213	12.50%	0
2011	11.781243	11.666244	-0.98%	0
2010	10.542591	11.781243	11.75%	0
2009	8.488044	10.542591	24.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.726350	13.935282	-5.37%	331
2017	14.037902	14.726350	4.90%	331
2016	13.275487	14.037902	5.74%	331
2015	14.240589	13.275487	-6.78%	331
2014	11.217255	14.240589	26.95%	331
2013	11.051541	11.217255	1.50%	332
2012	9.690417	11.051541	14.05%	332
2011	9.237175	9.690417	4.91%	332
2010	7.203521	9.237175	28.23%	332
2009	5.589702	7.203521	28.87%	333
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.953077	15.883640	-6.31%	0
2017	14.197199	16.953077	19.41%	0
2016	12.938332	14.197199	9.73%	0
2015	13.012667	12.938332	-0.57%	0
2014	11.683009	13.012667	11.38%	0
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.317615	10.245358	-0.70%	0
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.219117	14.162378	-12.68%	0
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.748820	13.907986	-16.96%	0
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.057120	11.096425	-7.97%	0
2017	9.826512	12.057120	22.70%	0
2016	9.577168	9.826512	2.60%	0
2015*	10.000000	9.577168	-4.23%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.136965	10.086011	-0.50%	0
2017	10.200002	10.136965	-0.62%	0
2016	10.230172	10.200002	-0.29%	0
2015	10.366908	10.230172	-1.32%	0
2014	10.460984	10.366908	-0.90%	0
2013	10.555181	10.460984	-0.89%	0
2012	10.244547	10.555181	3.03%	0
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	25.048588	23.258109	-7.15%	0
2017	21.471783	25.048588	16.66%	0
2016	19.841106	21.471783	8.22%	0
2015	20.237085	19.841106	-1.96%	0
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	0
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	30.411249	28.236465	-7.15%	0
2017	24.341321	30.411249	24.94%	0
2016	25.267480	24.341321	-3.67%	0
2015	24.774396	25.267480	1.99%	0
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	30.310260	28.037102	-7.50%	57
2017	23.891595	30.310260	26.87%	57
2016	23.701172	23.891595	0.80%	57
2015	22.571024	23.701172	5.01%	57
2014	21.661813	22.571024	4.20%	57
2013	16.172103	21.661813	33.95%	57
2012	14.099927	16.172103	14.70%	57
2011	14.159062	14.099927	-0.42%	57
2010	11.277175	14.159062	25.56%	57
2009	8.633683	11.277175	30.62%	58
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	24.494133	20.944903	-14.49%	0
2017	18.194771	24.494133	34.62%	0
2016	18.455979	18.194771	-1.42%	0
2015	18.026081	18.455979	2.38%	0
2014	17.890508	18.026081	0.76%	0
2013	14.266961	17.890508	25.40%	0
2012	11.944674	14.266961	19.44%	0
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.698376	10.073643	-5.84%	0
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	0
2015	10.115757	9.738777	-3.73%	0
2014	9.986329	10.115757	1.30%	0
2013	10.151842	9.986329	-1.63%	0
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.936231	8.665246	-20.77%	0
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	27.870768	25.285533	-9.28%	0
2017	24.201527	27.870768	15.16%	0
2016	22.011882	24.201527	9.95%	0
2015	21.627270	22.011882	1.78%	0
2014	19.833738	21.627270	9.04%	0
2013	15.280495	19.833738	29.80%	0
2012	13.274169	15.280495	15.11%	0
2011	13.477836	13.274169	-1.51%	0
2010	11.784682	13.477836	14.37%	0
2009	9.326193	11.784682	26.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.325260	17.951952	-11.68%	337
2017	18.075100	20.325260	12.45%	337
2016	15.543485	18.075100	16.29%	337
2015	16.769467	15.543485	-7.31%	338
2014	15.209775	16.769467	10.25%	338
2013	10.950001	15.209775	38.90%	338
2012	9.422319	10.950001	16.21%	338
2011	9.781928	9.422319	-3.68%	339
2010	8.047221	9.781928	21.56%	339
2009	5.954845	8.047221	35.14%	339
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.501952	10.711421	-6.87%	0
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	0
2015	10.352353	9.260137	-10.55%	0
2014	10.462421	10.352353	-1.05%	0
2013	10.610149	10.462421	-1.39%	0
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.235502	10.532067	-6.26%	0
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.899658	11.242771	-5.52%	0
2017	10.909289	11.899658	9.08%	0
2016	10.762483	10.909289	1.36%	0
2015	11.770993	10.762483	-8.57%	0
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.249373	11.105989	-1.27%	0
2017	11.278968	11.249373	-0.26%	0
2016	11.302749	11.278968	-0.21%	0
2015	11.450958	11.302749	-1.29%	0
2014	11.538994	11.450958	-0.76%	0
2013	11.741977	11.538994	-1.73%	0
2012	11.273050	11.741977	4.16%	0
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.602150	13.100531	-3.69%	0
2017	13.320913	13.602150	2.11%	0
2016	12.856373	13.320913	3.61%	0
2015	13.414984	12.856373	-4.16%	0
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.179339	10.168895	-0.10%	0
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.485792	15.170536	-2.04%	0
2017	14.983548	15.485792	3.35%	0
2016	14.813256	14.983548	1.15%	0
2015	14.973628	14.813256	-1.07%	0
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.998452	10.763793	-2.13%	0
2017	10.652346	10.998452	3.25%	0
2016	10.541767	10.652346	1.05%	0
2015	10.666500	10.541767	-1.17%	0
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.245426	9.755416	-20.33%	0
2017	9.820894	12.245426	24.69%	0
2016*	10.000000	9.820894	-1.79%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.715498	12.286680	-10.42%	0
2017	13.237419	13.715498	3.61%	0
2016	11.225638	13.237419	17.92%	0
2015	13.018492	11.225638	-13.77%	0
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.591908	34.362182	-0.66%	0
2017	27.584634	34.591908	25.40%	0
2016	31.364509	27.584634	-12.05%	0
2015	28.311582	31.364509	10.78%	0
2014	21.903420	28.311582	29.26%	0
2013	14.774016	21.903420	48.26%	0
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	68.867529	51.897841	-24.64%	0
2017	46.289126	68.867529	48.78%	0
2016	46.943906	46.289126	-1.39%	0
2015	55.412702	46.943906	-15.28%	0
2014	56.491064	55.412702	-1.91%	0
2013	51.197222	56.491064	10.34%	0
2012	40.042554	51.197222	27.86%	0
2011	54.740934	40.042554	-26.85%	0
2010	43.813936	54.740934	24.94%	0
2009	20.865450	43.813936	109.98%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.409768	5.223679	-29.50%	0
2017	7.673558	7.409768	-3.44%	0
2016	5.431921	7.673558	41.27%	0
2015	8.308666	5.431921	-34.62%	0
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	34.294533	24.225668	-29.36%	0
2017	35.416707	34.294533	-3.17%	0
2016	25.018762	35.416707	41.56%	0
2015	38.165631	25.018762	-34.45%	0
2014	47.897657	38.165631	-20.32%	0
2013	43.992884	47.897657	8.88%	0
2012	43.201636	43.992884	1.83%	0
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.334995	29.270680	-0.22%	0
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	0
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.755951	11.634504	-8.79%	0
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.645843	-23.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.889737	28.258626	-16.62%	0
2017	30.502215	33.889737	11.11%	0
2016	24.826064	30.502215	22.86%	0
2015	26.739524	24.826064	-7.16%	0
2014	24.930243	26.739524	7.26%	0
2013	18.398317	24.930243	35.50%	0
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.398989	12.818372	-4.33%	0
2017	13.127361	13.398989	2.07%	0
2016	12.773056	13.127361	2.77%	59
2015	13.302495	12.773056	-3.98%	59
2014	13.080316	13.302495	1.70%	59
2013	14.517248	13.080316	-9.90%	59
2012	13.732125	14.517248	5.72%	59
2011	12.481724	13.732125	10.02%	59
2010	12.060795	12.481724	3.49%	59
2009	11.115274	12.060795	8.51%	59
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	26.663239	24.445048	-8.32%	0
2017	22.477025	26.663239	18.62%	0
2016	20.117327	22.477025	11.73%	0
2015	21.651009	20.117327	-7.08%	0
2014	19.547713	21.651009	10.76%	0
2013	14.618692	19.547713	33.72%	0
2012	12.941263	14.618692	12.96%	0
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	21.225483	17.714165	-16.54%	0
2017	16.431000	21.225483	29.18%	0
2016	17.660025	16.431000	-6.96%	0
2015	17.803094	17.660025	-0.80%	0
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.199630	21.622615	-14.19%	0
2017	22.915417	25.199630	9.97%	0
2016	18.945209	22.915417	20.96%	0
2015	19.523214	18.945209	-2.96%	0
2014	17.033183	19.523214	14.62%	0
2013	13.296843	17.033183	28.10%	0
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	36.431542	32.581879	-10.57%	0
2017	34.026941	36.431542	7.07%	0
2016	28.686171	34.026941	18.62%	0
2015	30.315369	28.686171	-5.37%	0
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.778600	10.304133	-4.40%	0
2017	10.224115	10.778600	5.42%	0
2016	9.204695	10.224115	11.08%	0
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.023341	9.795954	-2.27%	0
2017	9.864440	10.023341	1.61%	0
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.778583	11.646483	-8.86%	0
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.859917	15.339257	-9.02%	0
2017	15.060111	16.859917	11.95%	0
2016	14.735844	15.060111	2.20%	0
2015	15.119219	14.735844	-2.54%	0
2014	15.066151	15.119219	0.35%	0
2013	13.375164	15.066151	12.64%	0
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.607913	13.578809	-18.24%	0
2017	15.093906	16.607913	10.03%	0
2016	11.695287	15.093906	29.06%	0
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.402971	11.124437	-17.00%	0
2017	11.833554	13.402971	13.26%	0
2016	10.433286	11.833554	13.42%	0
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	31.769055	28.466827	-10.39%	0
2017	28.707158	31.769055	10.67%	0
2016	23.191359	28.707158	23.78%	0
2015	24.118350	23.191359	-3.84%	0
2014	23.304532	24.118350	3.49%	0
2013	16.822141	23.304532	38.53%	0
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	27.579575	25.891205	-6.12%	0
2017	23.048031	27.579575	19.66%	0
2016	20.956496	23.048031	9.98%	0
2015	21.053358	20.956496	-0.46%	0
2014	18.853784	21.053358	11.67%	0
2013	14.504898	18.853784	29.98%	0
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	21.077743	19.835829	-5.89%	0
2017	18.562310	21.077743	13.55%	0
2016	17.081774	18.562310	8.67%	0
2015	17.923319	17.081774	-4.70%	0
2014	16.046763	17.923319	11.69%	0
2013	12.132491	16.046763	32.26%	0
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	26.816776	24.589854	-8.30%	0
2017	21.390966	26.816776	25.36%	0
2016	20.135317	21.390966	6.24%	0
2015	20.969981	20.135317	-3.98%	0
2014	19.705623	20.969981	6.42%	0
2013	16.527811	19.705623	19.23%	0
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.536160	10.363048	-1.64%	0
2017	10.345445	10.536160	1.84%	0
2016	9.645046	10.345445	7.26%	0
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	17.810018	17.428502	-2.14%	0
2017	17.387949	17.810018	2.43%	0
2016	17.010429	17.387949	2.22%	0
2015	17.320426	17.010429	-1.79%	0
2014	16.950169	17.320426	2.18%	0
2013	17.040665	16.950169	-0.53%	0
2012	15.775874	17.040665	8.02%	0
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.231051	-17.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	15.734842	14.853839	-5.60%	0
2017	14.144333	15.734842	11.24%	0
2016	13.646213	14.144333	3.65%	0
2015	13.904418	13.646213	-1.86%	0
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	0
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.179324	14.975149	-7.44%	0
2017	14.109360	16.179324	14.67%	0
2016	13.514267	14.109360	4.40%	0
2015	13.777530	13.514267	-1.91%	0
2014	13.370797	13.777530	3.04%	0
2013	11.712547	13.370797	14.16%	0
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	17.099729	15.505963	-9.32%	0
2017	14.375494	17.099729	18.95%	0
2016	13.707448	14.375494	4.87%	0
2015	13.970192	13.707448	-1.88%	0
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.909798	11.203484	-5.93%	0
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	39.630595	36.481978	-7.94%	0
2017	33.058227	39.630595	19.88%	0
2016	31.115421	33.058227	6.24%	0
2015	31.429995	31.115421	-1.00%	0
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	509
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.181045	7.539993	-25.94%	0
2017	10.636059	10.181045	-4.28%	0
2016	8.091795	10.636059	31.44%	0
2015	10.371444	8.091795	-21.98%	0
2014	12.076585	10.371444	-14.12%	0
2013	9.880869	12.076585	22.22%	0
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	26.696668	24.072842	-9.83%	0
2017	24.037816	26.696668	11.06%	0
2016	20.707893	24.037816	16.08%	578
2015	21.930605	20.707893	-5.58%	578
2014	20.503045	21.930605	6.96%	578
2013	16.268555	20.503045	26.03%	578
2012	14.101524	16.268555	15.37%	578
2011	14.201119	14.101524	-0.70%	578
2010	12.533482	14.201119	13.31%	578
2009	9.790590	12.533482	28.02%	578
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.908378	11.539053	-10.61%	0
2017	11.243311	12.908378	14.81%	0
2016*	10.000000	11.243311	12.43%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	22.379468	24.750523	10.59%	0
2017	16.912617	22.379468	32.32%	0
2016	17.135839	16.912617	-1.30%	0
2015	16.501135	17.135839	3.85%	0
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	27.975426	27.463519	-1.83%	0
2017	21.047303	27.975426	32.92%	0
2016	21.226285	21.047303	-0.84%	0
2015	20.140058	21.226285	5.39%	0
2014	18.398648	20.140058	9.46%	0
2013	13.720761	18.398648	34.09%	0
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	17.814962	16.905882	-5.10%	0
2017	16.899667	17.814962	5.42%	0
2016	15.007976	16.899667	12.60%	0
2015	15.839173	15.007976	-5.25%	0
2014	15.917511	15.839173	-0.49%	0
2013	15.271100	15.917511	4.23%	0
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.415906	14.101526	-2.18%	0
2017	14.057688	14.415906	2.55%	0
2016	13.646815	14.057688	3.01%	0
2015	13.960203	13.646815	-2.24%	0
2014	13.408465	13.960203	4.11%	0
2013	13.881887	13.408465	-3.41%	0
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.584455	17.297021	-15.97%	0
2017	17.321375	20.584455	18.84%	0
2016	15.692544	17.321375	10.38%	0
2015	16.182331	15.692544	-3.03%	0
2014	15.478060	16.182331	4.55%	0
2013	11.554708	15.478060	33.95%	0
2012	10.228324	11.554708	12.97%	0
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.380673	17.914453	-16.21%	0
2017	16.691507	21.380673	28.09%	0
2016	17.868744	16.691507	-6.59%	0
2015	17.537943	17.868744	1.89%	0
2014	19.397083	17.537943	-9.58%	0
2013	15.111822	19.397083	28.36%	0
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.182967	9.377166	-7.91%	0
2017*	10.000000	10.182967	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	26.381734	21.469478	-18.62%	0
2017	22.477757	26.381734	17.37%	0
2016	20.854005	22.477757	7.79%	75
2015	21.849833	20.854005	-4.56%	75
2014	20.801711	21.849833	5.04%	75
2013	16.197658	20.801711	28.42%	75
2012	12.944989	16.197658	25.13%	75
2011	14.424782	12.944989	-10.26%	75
2010	11.586518	14.424782	24.50%	75
2009	7.477240	11.586518	54.96%	75
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.122672	12.561105	-11.06%	0
2017	12.809929	14.122672	10.25%	0
2016	11.495830	12.809929	11.43%	0
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.657502	15.692106	-5.80%	0
2017	15.426755	16.657502	7.98%	0
2016	13.741864	15.426755	12.26%	0
2015	15.017640	13.741864	-8.50%	0
2014	14.581037	15.017640	2.99%	0
2013	12.998413	14.581037	12.18%	0
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.258741	16.517268	-14.23%	0
2017	17.678048	19.258741	8.94%	0
2016	13.792042	17.678048	28.18%	0
2015	15.126629	13.792042	-8.82%	0
2014	15.277579	15.126629	-0.99%	0
2013	11.390327	15.277579	34.13%	0
2012	9.773009	11.390327	16.55%	0
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.804949	9.785330	-17.11%	0
2017	8.539463	11.804949	38.24%	0
2016	7.385369	8.539463	15.63%	0
2015	9.330878	7.385369	-20.85%	0
2014*	10.000000	9.330878	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	18.684390	15.584637	-16.59%	0
2017	16.217439	18.684390	15.21%	0
2016	15.324299	16.217439	5.83%	0
2015	16.613663	15.324299	-7.76%	0
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.646493	8.029706	-16.76%	0
2017	8.396313	9.646493	14.89%	0
2016	7.957191	8.396313	5.52%	0
2015	8.643706	7.957191	-7.94%	0
2014*	10.000000	8.643706	-13.56%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.562868	9.596244	0.35%	0
2017	9.529495	9.562868	0.35%	0
2016	9.402808	9.529495	1.35%	0
2015	9.980506	9.402808	-5.79%	0
2014*	10.000000	9.980506	-0.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.386080	11.664364	-5.83%	0
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.220581	9.550717	-6.55%	0
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	0
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	14.071954	12.720974	-9.60%	0
2017	12.422328	14.071954	13.28%	0
2016	11.431261	12.422328	8.67%	0
2015	11.689112	11.431261	-2.21%	0
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.463241	16.884542	-8.55%	0
2017	15.042250	18.463241	22.74%	0
2016	14.061669	15.042250	6.97%	0
2015	14.294411	14.061669	-1.63%	0
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	17.088532	15.858621	-7.20%	0
2017	15.173688	17.088532	12.62%	0
2016	14.268334	15.173688	6.35%	0
2015	14.477463	14.268334	-1.44%	0
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	20.005804	17.601478	-12.02%	0
2017	17.704060	20.005804	13.00%	0
2016	14.653488	17.704060	20.82%	0
2015	15.618383	14.653488	-6.18%	0
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.221049	18.141580	-5.62%	0
2017	18.377247	19.221049	4.59%	0
2016	15.883242	18.377247	15.70%	0
2015	16.797224	15.883242	-5.44%	0
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	22.053241	18.959939	-14.03%	0
2017	21.600630	22.053241	2.10%	0
2016	17.329115	21.600630	24.65%	0
2015	18.849488	17.329115	-8.07%	0
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	21.879555	18.743912	-14.33%	0
2017	19.543845	21.879555	11.95%	0
2016	15.660738	19.543845	24.80%	0
2015	17.066834	15.660738	-8.24%	0
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	19.669074	17.367129	-11.70%	0
2017	16.324317	19.669074	20.49%	0
2016	14.614233	16.324317	11.70%	0
2015	15.038996	14.614233	-2.82%	0
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.525696	18.522773	-5.14%	0
2017	15.242972	19.525696	28.10%	0
2016	14.240397	15.242972	7.04%	0
2015	13.711762	14.240397	3.86%	0
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	22.050332	20.862152	-5.39%	0
2017	17.631187	22.050332	25.06%	0
2016	17.553954	17.631187	0.44%	0
2015	17.021772	17.553954	3.13%	0
2014	15.984086	17.021772	6.49%	0
2013	11.613834	15.984086	37.63%	0
2012	10.403343	11.613834	11.64%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	13.888547	12.831005	-7.61%	0
2017	12.478274	13.888547	11.30%	0
2016	12.420811	12.478274	0.46%	0
2015	12.805940	12.420811	-3.01%	0
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.550076	21.406091	-0.67%	0
2017	18.897525	21.550076	14.04%	0
2016	21.678924	18.897525	-12.83%	0
2015	21.345109	21.678924	1.56%	0
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	25.141369	21.042902	-16.30%	0
2017	20.760539	25.141369	21.10%	0
2016	21.182160	20.760539	-1.99%	0
2015	22.031981	21.182160	-3.86%	0
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.282648	13.299307	-12.98%	0
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.422459	15.216785	-7.34%	0
2017	13.656446	16.422459	20.25%	0
2016	13.791924	13.656446	-0.98%	0
2015	13.864637	13.791924	-0.52%	0
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	0
2012*	10.000000	9.723675	-2.76%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	28.079874	26.138714	-6.91%	0
2017	24.114262	28.079874	16.45%	0
2016	25.138489	24.114262	-4.07%	0
2015	27.859664	25.138489	-9.77%	0
2014	29.871123	27.859664	-6.73%	0
2013	24.247409	29.871123	23.19%	0
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	27.345419	26.349940	-3.64%	0
2017	26.035905	27.345419	5.03%	0
2016	22.760450	26.035905	14.39%	0
2015	24.727334	22.760450	-7.95%	0
2014	24.647173	24.727334	0.33%	0
2013	22.656384	24.647173	8.79%	0
2012	19.397924	22.656384	16.80%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.352777	27.894563	-1.62%	0
2017	22.694004	28.352777	24.94%	0
2016	21.721890	22.694004	4.48%	0
2015	23.417464	21.721890	-7.24%	0
2014	22.050877	23.417464	6.20%	0
2013	17.237411	22.050877	27.92%	0
2012	15.418643	17.237411	11.80%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.004767	9.722146	-2.82%	0
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.465006	20.492289	0.13%	0
2017	15.989866	20.465006	27.99%	0
2016	15.931450	15.989866	0.37%	0
2015	14.456544	15.931450	10.20%	0
2014	13.537792	14.456544	6.79%	0
2013	10.505981	13.537792	28.86%	0
2012	8.616078	10.505981	21.93%	0
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.081721	12.001518	-0.66%	0
2017	8.467976	12.081721	42.68%	0
2016	7.554507	8.467976	12.09%	0
2015	7.332799	7.554507	3.02%	0
2014	6.811529	7.332799	7.65%	0
2013	5.110192	6.811529	33.29%	0
2012	4.356575	5.110192	17.30%	0
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.869701	10.751377	-16.46%	0
2017	9.993286	12.869701	28.78%	0
2016	10.879987	9.993286	-8.15%	0
2015	12.118301	10.879987	-10.22%	0
2014	14.003825	12.118301	-13.46%	0
2013	12.446691	14.003825	12.51%	0
2012	11.170745	12.446691	11.42%	0
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	30.144662	26.162335	-13.21%	0
2017	26.913331	30.144662	12.01%	0
2016	23.833473	26.913331	12.92%	0
2015	24.869075	23.833473	-4.16%	0
2014	21.945273	24.869075	13.32%	0
2013	16.848384	21.945273	30.25%	0
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.115558	8.911698	-19.83%	0
2017	8.832286	11.115558	25.85%	0
2016	7.427490	8.832286	18.91%	0
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.182463	9.920884	-2.57%	0
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	25.852848	25.012795	-3.25%	0
2017	20.785397	25.852848	24.38%	0
2016	19.404398	20.785397	7.12%	0
2015	20.142117	19.404398	-3.66%	0
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	0
2012	13.365754	15.907879	19.02%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	27.150659	23.959301	-11.75%	0
2017	23.499970	27.150659	15.53%	0
2016	20.978883	23.499970	12.02%	0
2015	21.510083	20.978883	-2.47%	0
2014	19.826011	21.510083	8.49%	0
2013	14.851483	19.826011	33.50%	0
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.799865	17.595817	-11.13%	0
2017	15.857691	19.799865	24.86%	0
2016	15.510831	15.857691	2.24%	0
2015	14.818475	15.510831	4.67%	0
2014	14.883196	14.818475	-0.43%	0
2013	11.844304	14.883196	25.66%	0
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.554732	13.256586	-2.20%	0
2017	12.958532	13.554732	4.60%	0
2016	12.403969	12.958532	4.47%	0
2015	12.681826	12.403969	-2.19%	0
2014	11.943322	12.681826	6.18%	0
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	47.243881	43.277452	-8.40%	0
2017	43.738565	47.243881	8.01%	0
2016	40.183968	43.738565	8.85%	0
2015	41.277195	40.183968	-2.65%	0
2014	40.734591	41.277195	1.33%	0
2013	45.343494	40.734591	-10.16%	0
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.299360	9.338938	-9.33%	0
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	17.671983	16.265049	-7.96%	0
2017	15.459119	17.671983	14.31%	0
2016	14.872452	15.459119	3.94%	0
2015	16.138759	14.872452	-7.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	26.863544	23.972579	-10.76%	0
2017	25.107104	26.863544	7.00%	0
2016	21.173676	25.107104	18.58%	0
2015	22.467673	21.173676	-5.76%	0
2014	20.174731	22.467673	11.37%	0
2013	15.536317	20.174731	29.86%	0
2012	13.763403	15.536317	12.88%	0
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.469143	16.340608	-6.46%	0
2017	15.323337	17.469143	14.00%	0
2016	14.278856	15.323337	7.31%	0
2015	14.362314	14.278856	-0.58%	0
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.626363	11.322325	-2.62%	0
2017	11.441434	11.626363	1.62%	0
2016	11.321018	11.441434	1.06%	0
2015	11.525887	11.321018	-1.78%	0
2014	11.152136	11.525887	3.35%	0
2013	11.626980	11.152136	-4.08%	0
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.265918	18.070199	-10.83%	0
2017	15.716928	20.265918	28.94%	0
2016	15.933851	15.716928	-1.36%	0
2015	15.190783	15.933851	4.89%	0
2014	15.151816	15.190783	0.26%	0
2013	11.963698	15.151816	26.65%	0
2012	9.953969	11.963698	20.19%	0
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.563763	20.110362	-2.20%	0
2017	16.343498	20.563763	25.82%	0
2016	15.220537	16.343498	7.38%	0
2015	14.526530	15.220537	4.78%	0
2014	13.653806	14.526530	6.39%	0
2013	10.700274	13.653806	27.60%	0
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.276705	16.635799	-3.71%	0
2017	14.392127	17.276705	20.04%	0
2016	13.159084	14.392127	9.37%	0
2015	13.222582	13.159084	-0.48%	0
2014	12.184579	13.222582	8.52%	0
2013	9.307720	12.184579	30.91%	0
2012	8.076510	9.307720	15.24%	0
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	18.955231	18.222250	-3.87%	0
2017	18.106435	18.955231	4.69%	0
2016	16.927068	18.106435	6.97%	0
2015	17.705319	16.927068	-4.40%	0
2014	17.311737	17.705319	2.27%	0
2013	17.784276	17.311737	-2.66%	0
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	23.402735	21.366254	-8.70%	0
2017	20.144801	23.402735	16.17%	0
2016	17.356511	20.144801	16.06%	0
2015	18.814959	17.356511	-7.75%	0
2014	17.506170	18.814959	7.48%	0
2013	13.109442	17.506170	33.54%	0
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.746644	10.583999	-9.90%	0
2017	10.074010	11.746644	16.60%	0
2016*	10.000000	10.074010	0.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.077605	0.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.658801	21.636714	-4.51%	0
2017	21.557878	22.658801	5.11%	0
2016	19.181007	21.557878	12.39%	0
2015	20.004605	19.181007	-4.12%	0
2014	19.814227	20.004605	0.96%	0
2013	18.796814	19.814227	5.41%	0
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.519218	16.424236	-6.25%	0
2017	14.251951	17.519218	22.93%	0
2016	12.742458	14.251951	11.85%	0
2015	13.084350	12.742458	-2.61%	0
2014	12.467557	13.084350	4.95%	0
2013	8.805285	12.467557	41.59%	0
2012	7.648433	8.805285	15.13%	0
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.501776	12.625752	-6.49%	0
2017	10.992068	13.501776	22.83%	0
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.628471	17.276197	-7.26%	0
2017	15.951042	18.628471	16.79%	0
2016	14.713646	15.951042	8.41%	0
2015	14.993858	14.713646	-1.87%	0
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.007687	12.929779	-7.70%	0
2017	12.697376	14.007687	10.32%	0
2016	12.154322	12.697376	4.47%	0
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.881663	13.454305	-9.59%	0
2017	13.052276	14.881663	14.02%	0
2016	12.352767	13.052276	5.66%	0
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.398961	11.887751	-4.12%	0
2017	11.840737	12.398961	4.71%	0
2016	11.496321	11.840737	3.00%	0
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.038435	11.019769	-8.46%	0
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.362386	11.308917	-8.52%	0
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.482999	13.246906	-8.53%	0
2017	12.907325	14.482999	12.21%	0
2016	12.282256	12.907325	5.09%	0
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.100930	13.452810	-10.91%	0
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.871322	12.617608	-1.97%	0
2017	12.522799	12.871322	2.78%	0
2016	12.073918	12.522799	3.72%	0
2015	12.352990	12.073918	-2.26%	0
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.380348	12.980376	-2.99%	0
2017	13.097079	13.380348	2.16%	0
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.658210	10.307529	-11.59%	0
2017	10.044732	11.658210	16.06%	0
2016	9.159414	10.044732	9.67%	0
2015*	10.000000	9.159414	-8.41%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.230876	10.191439	-9.26%	0
2017	10.021068	11.230876	12.07%	0
2016	9.357799	10.021068	7.09%	0
2015*	10.000000	9.357799	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.699516	28.864472	-2.81%	0
2017	23.694163	29.699516	25.35%	0
2016	23.222631	23.694163	2.03%	731
2015	22.445127	23.222631	3.46%	731
2014	20.954534	22.445127	7.11%	731
2013	15.569712	20.954534	34.59%	731
2012	13.325468	15.569712	16.84%	731
2011	13.844074	13.325468	-3.75%	731
2010	12.924568	13.844074	7.11%	731
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	25.045740	20.361026	-18.70%	0
2017	17.977502	25.045740	39.32%	0
2016	16.951618	17.977502	6.05%	70
2015	20.497387	16.951618	-17.30%	70
2014	22.033432	20.497387	-6.97%	70
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	15.219050	14.974671	-1.61%	0
2017	15.142388	15.219050	0.51%	0
2016	15.266905	15.142388	-0.82%	0
2015	15.524155	15.266905	-1.66%	0
2014	15.079573	15.524155	2.95%	0
2013	15.964442	15.079573	-5.54%	0
2012	15.735406	15.964442	1.46%	0
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.220054	10.200697	-0.19%	0
2017	10.336953	10.220054	-1.13%	0
2016	10.498451	10.336953	-1.54%	0
2015	10.663734	10.498451	-1.55%	0
2014	10.831621	10.663734	-1.55%	0
2013	11.002154	10.831621	-1.55%	0
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	15.771279	13.269279	-15.86%	0
2017	12.568392	15.771279	25.48%	0
2016	12.655756	12.568392	-0.69%	0
2015	13.260414	12.655756	-4.56%	0
2014	13.529870	13.260414	-1.99%	0
2013	11.662995	13.529870	16.01%	0
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.335512	9.582441	-15.47%	0
2017	9.250980	11.335512	22.53%	0
2016	9.347340	9.250980	-1.03%	0
2015	9.628254	9.347340	-2.92%	0
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.954571	20.595861	-10.28%	0
2017	19.686733	22.954571	16.60%	0
2016	18.266390	19.686733	7.78%	0
2015	18.741047	18.266390	-2.53%	0
2014	18.132153	18.741047	3.36%	0
2013	14.473795	18.132153	25.28%	0
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.236395	16.144913	-6.33%	0
2017	15.753493	17.236395	9.41%	0
2016	15.052157	15.753493	4.66%	0
2015	15.315747	15.052157	-1.72%	0
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.463424	13.981253	-3.33%	0
2017	13.900578	14.463424	4.05%	0
2016	13.541454	13.900578	2.65%	0
2015	13.718329	13.541454	-1.29%	0
2014	13.412521	13.718329	2.28%	0
2013	12.995762	13.412521	3.21%	0
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.316248	17.935122	-7.15%	0
2017	17.373624	19.316248	11.18%	0
2016	16.469958	17.373624	5.49%	0
2015	16.785447	16.469958	-1.88%	0
2014	16.209859	16.785447	3.55%	0
2013	14.117621	16.209859	14.82%	0
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	21.663314	19.677897	-9.16%	0
2017	18.858097	21.663314	14.88%	0
2016	17.656631	18.858097	6.80%	0
2015	18.066481	17.656631	-2.27%	0
2014	17.484223	18.066481	3.33%	0
2013	14.511989	17.484223	20.48%	0
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.087799	16.193725	-5.23%	0
2017	15.892194	17.087799	7.52%	0
2016	15.270819	15.892194	4.07%	0
2015	15.515994	15.270819	-1.58%	0
2014	15.047123	15.515994	3.12%	0
2013	13.832309	15.047123	8.78%	0
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.823630	11.078280	-6.30%	0
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.963328	12.432688	-4.09%	0
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	54.265320	47.338005	-12.77%	0
2017	47.605418	54.265320	13.99%	0
2016	40.197052	47.605418	18.43%	0
2015	41.891571	40.197052	-4.05%	0
2014	38.887741	41.891571	7.72%	0
2013	29.688311	38.887741	30.99%	0
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	20.940760	17.221659	-17.76%	0
2017	16.910979	20.940760	23.83%	0
2016	17.548857	16.910979	-3.63%	0
2015	17.913193	17.548857	-2.03%	0
2014	18.380552	17.913193	-2.54%	0
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.553319	8.605840	-18.45%	0
2017	8.719929	10.553319	21.03%	0
2016	8.417028	8.719929	3.60%	0
2015	9.010884	8.417028	-6.59%	0
2014*	10.000000	9.010884	-9.89%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	18.980927	18.110130	-4.59%	0
2017	14.806610	18.980927	28.19%	0
2016	14.716812	14.806610	0.61%	0
2015	14.452171	14.716812	1.83%	0
2014	13.292519	14.452171	8.72%	0
2013	10.020501	13.292519	32.65%	0
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	19.995010	17.402975	-12.96%	0
2017	17.731201	19.995010	12.77%	0
2016	15.478785	17.731201	14.55%	0
2015	16.234067	15.478785	-4.65%	0
2014	14.920323	16.234067	8.81%	0
2013	11.189652	14.920323	33.34%	0
2012	9.647912	11.189652	15.98%	0
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.519906	14.344470	-13.17%	0
2017	14.672069	16.519906	12.59%	0
2016	12.841877	14.672069	14.25%	0
2015	13.508297	12.841877	-4.93%	0
2014	12.446089	13.508297	8.53%	0
2013	9.362511	12.446089	32.94%	0
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.797570	17.236753	-8.30%	0
2017	14.946717	18.797570	25.76%	0
2016	14.259454	14.946717	4.82%	0
2015	14.510822	14.259454	-1.73%	0
2014	14.167633	14.510822	2.42%	0
2013	10.357034	14.167633	36.79%	0
2012	9.155877	10.357034	13.12%	0
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.276104	18.189109	-14.51%	0
2017	18.983052	21.276104	12.08%	0
2016	16.396345	18.983052	15.78%	0
2015	17.149372	16.396345	-4.39%	0
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	27.806101	25.199215	-9.38%	0
2017	22.607558	27.806101	22.99%	0
2016	21.201729	22.607558	6.63%	0
2015	21.373933	21.201729	-0.81%	0
2014	21.116754	21.373933	1.22%	0
2013	14.865203	21.116754	42.05%	0
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	63.651891	52.036595	-18.25%	0
2017	59.278575	63.651891	7.38%	0
2016	47.810610	59.278575	23.99%	0
2015	51.675605	47.810610	-7.48%	0
2014	49.045178	51.675605	5.36%	0
2013	35.481994	49.045178	38.23%	0
2012	29.923836	35.481994	18.57%	0
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	52.064633	44.777508	-14.00%	0
2017	46.597143	52.064633	11.73%	0
2016	38.531142	46.597143	20.93%	0
2015	39.788453	38.531142	-3.16%	0
2014	40.088155	39.788453	-0.75%	0
2013	28.897775	40.088155	38.72%	0
2012	25.413955	28.897775	13.71%	0
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	24.010952	23.635987	-1.56%	0
2017	20.234934	24.010952	18.66%	0
2016	18.451193	20.234934	9.67%	0
2015	18.568011	18.451193	-0.63%	0
2014	16.817398	18.568011	10.41%	0
2013	13.029608	16.817398	29.07%	0
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.654254	13.859981	-5.42%	0
2017	13.976245	14.654254	4.85%	0
2016	13.223877	13.976245	5.69%	0
2015	14.192433	13.223877	-6.82%	0
2014	11.185003	14.192433	26.89%	0
2013	11.025349	11.185003	1.45%	0
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.912990	15.837988	-6.36%	0
2017	14.170806	16.912990	19.35%	0
2016	12.920813	14.170806	9.67%	0
2015	13.001653	12.920813	-0.62%	0
2014	11.679044	13.001653	11.32%	0
2013*	10.000000	11.679044	16.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.267149	10.190045	-0.75%	0
2017	10.266224	10.267149	0.01%	0
2016	10.173900	10.266224	0.91%	0
2015	10.369443	10.173900	-1.89%	0
2014	10.480927	10.369443	-1.06%	0
2013	10.634719	10.480927	-1.45%	0
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.180749	14.121658	-12.73%	0
2017	14.393608	16.180749	12.42%	0
2016	12.095210	14.393608	19.00%	0
2015	12.916211	12.095210	-6.36%	0
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	0
2016	13.863729	13.801637	-0.45%	0
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.043953	11.078642	-8.01%	0
2017	9.820749	12.043953	22.64%	0
2016	9.576406	9.820749	2.55%	0
2015*	10.000000	9.576406	-4.24%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.061773	10.006090	-0.55%	0
2017	10.129476	10.061773	-0.67%	0
2016	10.164584	10.129476	-0.35%	0
2015	10.305677	10.164584	-1.37%	0
2014	10.404477	10.305677	-0.95%	0
2013	10.503486	10.404477	-0.94%	0
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.875525	23.085629	-7.20%	0
2017	21.334217	24.875525	16.60%	0
2016	19.723973	21.334217	8.16%	0
2015	20.127828	19.723973	-2.01%	0
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	30.115580	27.947651	-7.20%	0
2017	24.116864	30.115580	24.87%	0
2016	25.047165	24.116864	-3.71%	0
2015	24.570856	25.047165	1.94%	0
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	30.015541	27.750304	-7.55%	0
2017	23.671258	30.015541	26.80%	0
2016	23.494484	23.671258	0.75%	67
2015	22.385566	23.494484	4.95%	67
2014	21.494735	22.385566	4.14%	67
2013	16.055511	21.494735	33.88%	67
2012	14.005396	16.055511	14.64%	67
2011	14.071260	14.005396	-0.47%	67
2010	11.212926	14.071260	25.49%	67
2009	8.588847	11.212926	30.55%	67
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	24.275482	20.747330	-14.53%	0
2017	18.041478	24.275482	34.55%	0
2016	18.309745	18.041478	-1.47%	796
2015	17.892342	18.309745	2.33%	796
2014	17.766790	17.892342	0.71%	796
2013	14.175490	17.766790	25.33%	0
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.670299	10.042072	-5.89%	0
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	27.599875	25.026971	-9.32%	0
2017	23.978432	27.599875	15.10%	0
2016	21.820002	23.978432	9.89%	0
2015	21.449622	21.820002	1.73%	0
2014	19.680818	21.449622	8.99%	0
2013	15.170370	19.680818	29.73%	0
2012	13.185198	15.170370	15.06%	0
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.205215	17.836796	-11.72%	0
2017	17.977441	20.205215	12.39%	0
2016	15.467335	17.977441	16.23%	0
2015	16.695792	15.467335	-7.36%	0
2014	15.150638	16.695792	10.20%	0
2013	10.912968	15.150638	38.83%	0
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.468941	10.675226	-6.92%	0
2017	10.274414	11.468941	11.63%	0
2016	9.242912	10.274414	11.16%	0
2015	10.338337	9.242912	-10.60%	0
2014	10.453566	10.338337	-1.10%	0
2013	10.606557	10.453566	-1.44%	0
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.214586	10.507097	-6.31%	0
2017	10.375889	11.214586	8.08%	0
2016	9.308813	10.375889	11.46%	0
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.847452	11.187734	-5.57%	0
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	0
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.199964	11.051564	-1.33%	0
2017	11.235123	11.199964	-0.31%	0
2016	11.264522	11.235123	-0.26%	0
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	0
2013	11.720122	11.511662	-1.78%	0
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.522430	13.017104	-3.74%	0
2017	13.249546	13.522430	2.06%	0
2016	12.793971	13.249546	3.56%	0
2015	13.356648	12.793971	-4.21%	0
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.170728	10.155113	-0.15%	0
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.395007	15.073893	-2.09%	0
2017	14.903246	15.395007	3.30%	0
2016	14.741327	14.903246	1.10%	0
2015	14.908489	14.741327	-1.12%	0
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.961333	10.721997	-2.18%	0
2017	10.621784	10.961333	3.20%	0
2016	10.516847	10.621784	1.00%	0
2015	10.646686	10.516847	-1.22%	0
2014	10.381645	10.646686	2.55%	0
2013	10.766121	10.381645	-3.57%	0
2012	9.987223	10.766121	7.80%	0
2011*	10.000000	9.987223	-0.13%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.235122	9.742240	-20.37%	0
2017	9.817602	12.235122	24.62%	0
2016*	10.000000	9.817602	-1.82%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.635218	12.208535	-10.46%	0
2017	13.166609	13.635218	3.56%	0
2016	11.171246	13.166609	17.86%	0
2015	12.962002	11.171246	-13.82%	0
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.457750	34.211434	-0.71%	0
2017	27.491555	34.457750	25.34%	0
2016	31.274517	27.491555	-12.10%	0
2015	28.244689	31.274517	10.73%	0
2014	21.862749	28.244689	29.19%	0
2013	14.754064	21.862749	48.18%	0
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	68.197935	51.366964	-24.68%	0
2017	45.862236	68.197935	48.70%	0
2016	46.534535	45.862236	-1.44%	0
2015	54.957401	46.534535	-15.33%	0
2014	56.055371	54.957401	-1.96%	0
2013	50.828154	56.055371	10.28%	0
2012	39.774116	50.828154	27.79%	0
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.388487	5.206008	-29.54%	0
2017	7.655398	7.388487	-3.49%	0
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	33.960989	23.977793	-29.40%	0
2017	35.089995	33.960989	-3.22%	0
2016	24.800511	35.089995	41.49%	0
2015	37.851963	24.800511	-34.48%	0
2014	47.528178	37.851963	-20.36%	0
2013	43.675691	47.528178	8.82%	0
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.206280	29.127361	-0.27%	0
2017	23.569943	29.206280	23.91%	0
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	0
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.719340	11.595188	-8.84%	0
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.643243	-23.57%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.621223	28.020387	-16.66%	0
2017	30.275861	33.621223	11.05%	0
2016	24.654327	30.275861	22.80%	0
2015	26.568050	24.654327	-7.20%	0
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.299521	12.716717	-4.38%	0
2017	13.036511	13.299521	2.02%	0
2016	12.691092	13.036511	2.72%	0
2015	13.223850	12.691092	-4.03%	0
2014	13.009583	13.223850	1.65%	0
2013	14.446093	13.009583	-9.94%	0
2012	13.671784	14.446093	5.66%	0
2011	12.433173	13.671784	9.96%	0
2010	12.019984	12.433173	3.44%	0
2009	11.083295	12.019984	8.45%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	26.403932	24.194944	-8.37%	0
2017	22.269702	26.403932	18.56%	0
2016	19.941873	22.269702	11.67%	0
2015	21.473083	19.941873	-7.13%	0
2014	19.396939	21.473083	10.70%	0
2013	14.513303	19.396939	33.65%	0
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	0
2009	9.706000	11.279060	16.21%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	21.018901	17.532786	-16.59%	0
2017	16.279324	21.018901	29.11%	0
2016	17.505874	16.279324	-7.01%	0
2015	17.656676	17.505874	-0.85%	0
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	25.050807	21.483930	-14.24%	0
2017	22.791617	25.050807	9.91%	0
2016	18.852393	22.791617	20.90%	0
2015	19.437454	18.852393	-3.01%	0
2014	16.966971	19.437454	14.56%	0
2013	13.251881	16.966971	28.03%	0
2012	11.577481	13.251881	14.46%	0
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	36.077204	32.248496	-10.61%	0
2017	33.713063	36.077204	7.01%	0
2016	28.435954	33.713063	18.56%	0
2015	30.066223	28.435954	-5.42%	0
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.764030	10.284953	-4.45%	0
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.009780	9.777700	-2.32%	0
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.761318	11.624806	-8.91%	0
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.785902	15.264116	-9.07%	0
2017	15.001598	16.785902	11.89%	0
2016	14.686033	15.001598	2.15%	0
2015	15.075762	14.686033	-2.59%	0
2014	15.030474	15.075762	0.30%	0
2013	13.350274	15.030474	12.59%	0
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.186724	9.622050	-5.54%	0
2017*	10.000000	10.186724	1.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.568660	13.539790	-18.28%	0
2017	15.065852	16.568660	9.97%	0
2016	11.679458	15.065852	28.99%	0
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.378083	11.098105	-17.04%	0
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	31.517281	28.226790	-10.44%	0
2017	28.494069	31.517281	10.61%	0
2016	23.030868	28.494069	23.72%	0
2015	23.963615	23.030868	-3.89%	0
2014	23.166788	23.963615	3.44%	0
2013	16.731213	23.166788	38.46%	0
2012	14.691231	16.731213	13.89%	5
2011	14.846075	14.691231	-1.04%	36
2010	11.990480	14.846075	23.82%	36
2009	9.746305	11.990480	23.03%	124

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	27.311421	25.626362	-6.17%	0
2017	22.835488	27.311421	19.60%	0
2016	20.773760	22.835488	9.92%	0
2015	20.880380	20.773760	-0.51%	0
2014	18.708382	20.880380	11.61%	0
2013	14.400338	18.708382	29.92%	0
2012	12.644970	14.400338	13.88%	0
2011	12.613314	12.644970	0.25%	0
2010	11.162010	12.613314	13.00%	0
2009	8.978954	11.162010	24.31%	12
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	20.872573	19.632713	-5.94%	0
2017	18.390930	20.872573	13.49%	0
2016	16.932641	18.390930	8.61%	0
2015	17.775870	16.932641	-4.74%	0
2014	15.922840	17.775870	11.64%	0
2013	12.044909	15.922840	32.20%	0
2012	10.932111	12.044909	10.18%	0
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	26.555977	24.338269	-8.35%	0
2017	21.193655	26.555977	25.30%	0
2016	19.959696	21.193655	6.18%	0
2015	20.797642	19.959696	-4.03%	0
2014	19.553599	20.797642	6.36%	0
2013	16.408637	19.553599	19.17%	0
2012	15.100978	16.408637	8.66%	0
2011	14.077306	15.100978	7.27%	0
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.516551	10.338483	-1.69%	0
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	0
2014*	10.000000	9.891704	-1.08%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	17.642022	17.255295	-2.19%	0
2017	17.232667	17.642022	2.38%	0
2016	16.867074	17.232667	2.17%	0
2015	17.183186	16.867074	-1.84%	0
2014	16.824404	17.183186	2.13%	0
2013	16.922824	16.824404	-0.58%	0
2012	15.674761	16.922824	7.96%	0
2011	15.575011	15.674761	0.64%	0
2010	14.587620	15.575011	6.77%	0
2009	12.309331	14.587620	18.51%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.228260	-17.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	15.641881	14.758549	-5.65%	0
2017	14.067897	15.641881	11.19%	0
2016	13.579361	14.067897	3.60%	0
2015	13.843334	13.579361	-1.91%	0
2014	13.482030	13.843334	2.68%	0
2013	12.082984	13.482030	11.58%	0
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	16.083742	14.879075	-7.49%	0
2017	14.033121	16.083742	14.61%	0
2016	13.448064	14.033121	4.35%	0
2015	13.717012	13.448064	-1.96%	0
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	16.998718	15.406491	-9.37%	0
2017	14.297809	16.998718	18.89%	0
2016	13.640274	14.297809	4.82%	0
2015	13.908807	13.640274	-1.93%	0
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.899783	11.188353	-5.98%	0
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	39.245098	36.108658	-7.99%	0
2017	32.753236	39.245098	19.82%	0
2016	30.843980	32.753236	6.19%	0
2015	31.171643	30.843980	-1.05%	0
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.120849	7.491581	-25.98%	0
2017	10.578550	10.120849	-4.33%	0
2016	8.052120	10.578550	31.38%	0
2015	10.325849	8.052120	-22.02%	0
2014	12.029602	10.325849	-14.16%	0
2013	9.847430	12.029602	22.16%	0
2012	9.555539	9.847430	3.05%	0
2011	10.243222	9.555539	-6.71%	0
2010	8.736084	10.243222	17.25%	0
2009	6.016095	8.736084	45.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	26.436840	23.826367	-9.87%	0
2017	23.815923	26.436840	11.00%	0
2016	20.527121	23.815923	16.02%	0
2015	21.750206	20.527121	-5.62%	0
2014	20.344721	21.750206	6.91%	0
2013	16.151117	20.344721	25.96%	0
2012	14.006873	16.151117	15.31%	0
2011	14.112961	14.006873	-0.75%	300
2010	12.462004	14.112961	13.25%	301
2009	9.739694	12.462004	27.95%	1,068
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.897537	11.523465	-10.65%	0
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	22.161810	24.497296	10.54%	0
2017	16.756605	22.161810	32.26%	0
2016	16.986378	16.756605	-1.35%	0
2015	16.365510	16.986378	3.79%	0
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	27.703166	27.182349	-1.88%	0
2017	20.853012	27.703166	32.85%	0
2016	21.040999	20.853012	-0.89%	0
2015	19.974399	21.040999	5.34%	0
2014	18.256591	19.974399	9.41%	0
2013	13.621732	18.256591	34.03%	0
2012	12.085795	13.621732	12.71%	0
2011	12.264579	12.085795	-1.46%	0
2010	10.046888	12.264579	22.07%	0
2009	7.967548	10.046888	26.10%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	17.641628	16.732840	-5.15%	0
2017	16.743724	17.641628	5.36%	0
2016	14.877017	16.743724	12.55%	0
2015	15.708954	14.877017	-5.30%	0
2014	15.794660	15.708954	-0.54%	0
2013	15.160940	15.794660	4.18%	0
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.308940	13.989741	-2.23%	0
2017	13.960451	14.308940	2.50%	0
2016	13.559289	13.960451	2.96%	0
2015	13.877715	13.559289	-2.29%	0
2014	13.336008	13.877715	4.06%	0
2013	13.813879	13.336008	-3.46%	0
2012	13.273322	13.813879	4.07%	43
2011	12.581595	13.273322	5.50%	43
2010	11.874274	12.581595	5.96%	81
2009	10.432191	11.874274	13.82%	81

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.462793	17.185988	-16.01%	0
2017	17.227722	20.462793	18.78%	0
2016	15.615599	17.227722	10.32%	0
2015	16.111171	15.615599	-3.08%	0
2014	15.417818	16.111171	4.50%	0
2013	11.515585	15.417818	33.89%	0
2012	10.198879	11.515585	12.91%	0
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	21.172712	17.731136	-16.25%	0
2017	16.537521	21.172712	28.03%	0
2016	17.712870	16.537521	-6.64%	0
2015	17.393792	17.712870	1.83%	0
2014	19.247435	17.393792	-9.63%	0
2013	15.002850	19.247435	28.29%	0
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.179536	9.369214	-7.96%	0
2017*	10.000000	10.179536	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	26.172677	21.288458	-18.66%	0
2017	22.310923	26.172677	17.31%	0
2016	20.709707	22.310923	7.73%	0
2015	21.709676	20.709707	-4.61%	0
2014	20.678784	21.709676	4.99%	0
2013	16.110116	20.678784	28.36%	0
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.053517	12.493206	-11.10%	0
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	0
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.559143	15.591485	-5.84%	0
2017	15.343425	16.559143	7.92%	0
2016	13.674555	15.343425	12.20%	0
2015	14.951683	13.674555	-8.54%	0
2014	14.524375	14.951683	2.94%	0
2013	12.954481	14.524375	12.12%	0
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.144919	16.411263	-14.28%	0
2017	17.582473	19.144919	8.89%	0
2016	13.724426	17.582473	28.11%	0
2015	15.060119	13.724426	-8.87%	0
2014	15.218138	15.060119	-1.04%	0
2013	11.351774	15.218138	34.06%	0
2012	9.744898	11.351774	16.49%	0
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	18
2009	6.417120	8.155480	27.09%	18
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.782998	9.762143	-17.15%	0
2017	8.527895	11.782998	38.17%	0
2016	7.379098	8.527895	15.57%	0
2015	9.327694	7.379098	-20.89%	0
2014*	10.000000	9.327694	-6.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	18.536285	15.453200	-16.63%	0
2017	16.097036	18.536285	15.15%	0
2016	15.218233	16.097036	5.77%	0
2015	16.507069	15.218233	-7.81%	0
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.628518	8.010649	-16.80%	0
2017	8.384915	9.628518	14.83%	0
2016	7.950427	8.384915	5.46%	0
2015	8.640754	7.950427	-7.99%	0
2014*	10.000000	8.640754	-13.59%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.545067	9.573494	0.30%	0
2017	9.516580	9.545067	0.30%	0
2016	9.394832	9.516580	1.30%	0
2015	9.977110	9.394832	-5.84%	0
2014*	10.000000	9.977110	-0.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.350519	11.624926	-5.88%	0
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.386658	-6.13%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.196385	9.523250	-6.60%	0
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	13.989596	12.640061	-9.65%	0
2017	12.355874	13.989596	13.22%	0
2016	11.375861	12.355874	8.61%	0
2015	11.638374	11.375861	-2.26%	0
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.355234	16.777191	-8.60%	0
2017	14.961818	18.355234	22.68%	0
2016	13.993559	14.961818	6.92%	0
2015	14.232413	13.993559	-1.68%	0
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	16.988478	15.757704	-7.24%	0
2017	15.092489	16.988478	12.56%	0
2016	14.199172	15.092489	6.29%	0
2015	14.414616	14.199172	-1.49%	0
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	19.888680	17.489485	-12.06%	0
2017	17.609329	19.888680	12.94%	0
2016	14.582469	17.609329	20.76%	0
2015	15.550580	14.582469	-6.23%	0
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	19.108535	18.026175	-5.66%	0
2017	18.278930	19.108535	4.54%	0
2016	15.806265	18.278930	15.64%	0
2015	16.724324	15.806265	-5.49%	0
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	21.924087	18.839260	-14.07%	0
2017	21.485010	21.924087	2.04%	0
2016	17.245088	21.485010	24.59%	0
2015	18.767632	17.245088	-8.11%	0
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	21.751453	18.624639	-14.38%	0
2017	19.439249	21.751453	11.89%	0
2016	15.584811	19.439249	24.73%	0
2015	16.992733	15.584811	-8.29%	0
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	19.553956	17.256662	-11.75%	0
2017	16.236994	19.553956	20.43%	0
2016	14.543423	16.236994	11.64%	0
2015	14.973742	14.543423	-2.87%	0
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.411351	18.404884	-5.18%	0
2017	15.161377	19.411351	28.03%	0
2016	14.171342	15.161377	6.99%	0
2015	13.652210	14.171342	3.80%	0
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	21.875560	20.686215	-5.44%	0
2017	17.500306	21.875560	25.00%	0
2016	17.432481	17.500306	0.39%	0
2015	16.912565	17.432481	3.07%	0
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	13.807243	12.749374	-7.66%	0
2017	12.411507	13.807243	11.25%	0
2016	12.360607	12.411507	0.41%	0
2015	12.750342	12.360607	-3.06%	0
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.424006	21.269985	-0.72%	0
2017	18.796491	21.424006	13.98%	0
2016	21.573954	18.796491	-12.87%	0
2015	21.252548	21.573954	1.51%	0
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	24.942126	20.865468	-16.34%	0
2017	20.606460	24.942126	21.04%	0
2016	21.035601	20.606460	-2.04%	0
2015	21.890660	21.035601	-3.91%	0
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.238779	13.254346	-13.02%	0
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.375220	15.165260	-7.39%	0
2017	13.624054	16.375220	20.19%	0
2016	13.766181	13.624054	-1.03%	0
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.837394	25.899757	-6.96%	0
2017	23.918137	27.837394	16.39%	0
2016	24.946678	23.918137	-4.12%	0
2015	27.661144	24.946678	-9.81%	0
2014	29.673349	27.661144	-6.78%	0
2013	24.099106	29.673349	23.13%	0
2012	20.550976	24.099106	17.27%	0
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	27.109320	26.109098	-3.69%	0
2017	25.824187	27.109320	4.98%	0
2016	22.586805	25.824187	14.33%	0
2015	24.551151	22.586805	-8.00%	0
2014	24.483997	24.551151	0.27%	0
2013	22.517816	24.483997	8.73%	0
2012	19.289093	22.517816	16.74%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	28.172159	27.702697	-1.67%	0
2017	22.560848	28.172159	24.87%	0
2016	21.605385	22.560848	4.42%	0
2015	23.303703	21.605385	-7.29%	0
2014	21.954894	23.303703	6.14%	0
2013	17.171084	21.954894	27.86%	0
2012	15.367136	17.171084	11.74%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.991251	9.704064	-2.87%	0
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	0
2015*	10.000000	9.766197	-2.34%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.279545	20.296207	0.08%	0
2017	15.852974	20.279545	27.92%	0
2016	15.803069	15.852974	0.32%	0
2015	14.347335	15.803069	10.15%	0
2014	13.442355	14.347335	6.73%	0
2013	10.437203	13.442355	28.79%	0
2012	8.564033	10.437203	21.87%	0
2011	9.352218	8.564033	-8.43%	0
2010	8.925862	9.352218	4.78%	0
2009	6.212331	8.925862	43.68%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	11.972189	11.886637	-0.71%	0
2017	8.395455	11.972189	42.60%	0
2016	7.493592	8.395455	12.04%	0
2015	7.277358	7.493592	2.97%	0
2014	6.763459	7.277358	7.60%	0
2013	5.076707	6.763459	33.23%	0
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.753082	10.648512	-16.50%	0
2017	9.907730	12.753082	28.72%	0
2016	10.792305	9.907730	-8.20%	0
2015	12.026751	10.792305	-10.26%	0
2014	13.905104	12.026751	-13.51%	0
2013	12.365220	13.905104	12.45%	0
2012	11.103275	12.365220	11.37%	0
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	29.936319	25.968232	-13.26%	0
2017	26.740857	29.936319	11.95%	0
2016	23.692742	26.740857	12.87%	0
2015	24.734804	23.692742	-4.21%	0
2014	21.837872	24.734804	13.27%	0
2013	16.774444	21.837872	30.19%	0
2012	14.162045	16.774444	18.45%	0
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.094857	8.890569	-19.87%	0
2017	8.820307	11.094857	25.79%	0
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.173897	9.907472	-2.62%	0
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	25.647941	24.801871	-3.30%	0
2017	20.631108	25.647941	24.32%	0
2016	19.270120	20.631108	7.06%	0
2015	20.012898	19.270120	-3.71%	0
2014	21.986122	20.012898	-8.97%	0
2013	15.821877	21.986122	38.96%	0
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.935502	23.757289	-11.80%	0
2017	23.325552	26.935502	15.48%	0
2016	20.833715	23.325552	11.96%	0
2015	21.372098	20.833715	-2.52%	0
2014	19.708839	21.372098	8.44%	0
2013	14.771217	19.708839	33.43%	0
2012	12.954465	14.771217	14.02%	0
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	30
2009	10.030303	12.085718	20.49%	22
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.723043	17.518591	-11.18%	0
2017	15.804161	19.723043	24.80%	0
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.474689	13.171577	-2.25%	0
2017	12.888533	13.474689	4.55%	0
2016	12.343212	12.888533	4.42%	0
2015	12.626125	12.343212	-2.24%	0
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	0
2012	11.263214	12.128803	7.69%	0
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	46.784387	42.834651	-8.44%	0
2017	43.335101	46.784387	7.96%	0
2016	39.833450	43.335101	8.79%	0
2015	40.937936	39.833450	-2.70%	0
2014	40.420317	40.937936	1.28%	0
2013	45.016536	40.420317	-10.21%	0
2012	38.784080	45.016536	16.07%	0
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.285437	9.321553	-9.37%	0
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	17.531953	16.127919	-8.01%	0
2017	15.344389	17.531953	14.26%	0
2016	14.769543	15.344389	3.89%	0
2015	16.035239	14.769543	-7.89%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	26.745682	23.855210	-10.81%	0
2017	25.009609	26.745682	6.94%	0
2016	21.102132	25.009609	18.52%	0
2015	22.403127	21.102132	-5.81%	0
2014	20.126996	22.403127	11.31%	0
2013	15.507422	20.126996	29.79%	0
2012	13.744802	15.507422	12.82%	0
2011	13.878093	13.744802	-0.96%	0
2010	12.430016	13.878093	11.65%	0
2009*	10.000000	12.430016	24.30%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.365896	16.235731	-6.51%	0
2017	15.240492	17.365896	13.95%	0
2016	14.208866	15.240492	7.26%	0
2015	14.299178	14.208866	-0.63%	0
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.557677	11.249684	-2.66%	0
2017	11.379622	11.557677	1.56%	0
2016	11.265560	11.379622	1.01%	0
2015	11.475254	11.265560	-1.83%	0
2014	11.108794	11.475254	3.30%	0
2013	11.587676	11.108794	-4.13%	0
2012	11.219328	11.587676	3.28%	0
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.146206	17.954280	-10.88%	0
2017	15.632004	20.146206	28.88%	0
2016	15.855794	15.632004	-1.41%	0
2015	15.124041	15.855794	4.84%	0
2014	15.092915	15.124041	0.21%	0
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.442305	19.981370	-2.25%	0
2017	16.255186	20.442305	25.76%	0
2016	15.145964	16.255186	7.32%	0
2015	14.462710	15.145964	4.72%	0
2014	13.600737	14.462710	6.34%	0
2013	10.664096	13.600737	27.54%	0
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	336

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.183320	16.537434	-3.76%	0
2017	14.321589	17.183320	19.98%	0
2016	13.101235	14.321589	9.31%	0
2015	13.171150	13.101235	-0.53%	0
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	18.770841	18.035779	-3.92%	0
2017	17.939386	18.770841	4.63%	0
2016	16.779393	17.939386	6.91%	0
2015	17.559771	16.779393	-4.44%	0
2014	17.178160	17.559771	2.22%	0
2013	17.656018	17.178160	-2.71%	0
2012	15.985585	17.656018	10.45%	74
2011	15.390983	15.985585	3.86%	167
2010	14.143714	15.390983	8.82%	167
2009	11.556220	14.143714	22.39%	430
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	23.175114	21.147638	-8.75%	0
2017	19.958967	23.175114	16.11%	0
2016	17.205108	19.958967	16.01%	0
2015	18.660310	17.205108	-7.80%	0
2014	17.371104	18.660310	7.42%	0
2013	13.014897	17.371104	33.47%	0
2012	11.165367	13.014897	16.56%	77
2011	11.616664	11.165367	-3.88%	77
2010	10.197096	11.616664	13.92%	84
2009	8.061443	10.197096	26.49%	77
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.736770	10.569705	-9.94%	0
2017	10.070634	11.736770	16.54%	0
2016*	10.000000	10.070634	0.71%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.074180	0.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.438499	21.415407	-4.56%	0
2017	21.359092	22.438499	5.05%	0
2016	19.013755	21.359092	12.33%	0
2015	19.840246	19.013755	-4.17%	0
2014	19.661418	19.840246	0.91%	0
2013	18.661326	19.661418	5.36%	0
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.433405	16.335437	-6.30%	0
2017	14.189322	17.433405	22.86%	0
2016	12.692875	14.189322	11.79%	0
2015	13.040063	12.692875	-2.66%	0
2014	12.431672	13.040063	4.89%	0
2013	8.784400	12.431672	41.52%	0
2012	7.634174	8.784400	15.07%	0
2011	8.777979	7.634174	-13.03%	0
2010	7.716333	8.777979	13.76%	0
2009	5.126680	7.716333	50.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.490418	12.608686	-6.54%	0
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.537314	17.182869	-7.31%	0
2017	15.881031	18.537314	16.73%	0
2016	14.656493	15.881031	8.35%	0
2015	14.943210	14.656493	-1.92%	0
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	37
2009	6.112083	7.910873	29.43%	40
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.939075	12.859878	-7.74%	0
2017	12.641582	13.939075	10.26%	0
2016	12.107042	12.641582	4.42%	0
2015	12.435649	12.107042	-2.64%	0
2014	12.117125	12.435649	2.63%	0
2013	10.739944	12.117125	12.82%	0
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.808819	13.381603	-9.64%	0
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.338275	11.823523	-4.17%	0
2017	11.788755	12.338275	4.66%	0
2016	11.451654	11.788755	2.94%	0
2015	11.723899	11.451654	-2.32%	0
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.009977	10.988105	-8.51%	0
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.333131	11.276391	-8.57%	0
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.412127	13.175352	-8.58%	0
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	0
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.026958	13.380078	-10.96%	0
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.459795	12.612433	-6.30%	0
2017	12.447526	13.459795	8.13%	0
2016	11.933614	12.447526	4.31%	0
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.808343	12.549464	-2.02%	0
2017	12.467850	12.808343	2.73%	0
2016	12.027027	12.467850	3.67%	0
2015	12.311261	12.027027	-2.31%	0
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	29
2009	9.838832	10.531878	7.04%	28

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.314864	12.910242	-3.04%	0
2017	13.039576	13.314864	2.11%	0
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.642440	10.288319	-11.63%	0
2017	10.036230	11.642440	16.00%	0
2016	9.156301	10.036230	9.61%	0
2015*	10.000000	9.156301	-8.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.215691	10.172462	-9.30%	0
2017	10.012585	11.215691	12.02%	0
2016	9.354615	10.012585	7.03%	0
2015*	10.000000	9.354615	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.569217	28.723143	-2.86%	0
2017	23.602136	29.569217	25.28%	0
2016	23.144166	23.602136	1.98%	0
2015	22.380650	23.144166	3.41%	0
2014	20.904961	22.380650	7.06%	0
2013	15.540760	20.904961	34.52%	0
2012	13.307463	15.540760	16.78%	114
2011	13.832370	13.307463	-3.79%	114
2010	12.920205	13.832370	7.06%	114
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	24.827369	20.173178	-18.75%	0
2017	17.829773	24.827369	39.25%	0
2016	16.820841	17.829773	6.00%	0
2015	20.349601	16.820841	-17.34%	0
2014	21.885691	20.349601	-7.02%	0
2013	22.076943	21.885691	-0.87%	0
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	15.071041	14.821473	-1.66%	0
2017	15.002718	15.071041	0.46%	0
2016	15.133747	15.002718	-0.87%	0
2015	15.396576	15.133747	-1.71%	0
2014	14.963244	15.396576	2.90%	0
2013	15.849345	14.963244	-5.59%	0
2012	15.629915	15.849345	1.40%	0
2011	14.808948	15.629915	5.54%	0
2010	14.362921	14.808948	3.11%	21
2009	14.214306	14.362921	1.05%	26
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.120621	10.096292	-0.24%	0
2017	10.241568	10.120621	-1.18%	0
2016	10.406845	10.241568	-1.59%	0
2015	10.576054	10.406845	-1.60%	0
2014	10.748021	10.576054	-1.60%	0
2013	10.922779	10.748021	-1.60%	0
2012	11.100873	10.922779	-1.60%	0
2011	11.280871	11.100873	-1.60%	0
2010	11.464287	11.280871	-1.60%	0
2009	11.645810	11.464287	-1.56%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	15.633728	13.146828	-15.91%	0
2017	12.465082	15.633728	25.42%	0
2016	12.558089	12.465082	-0.74%	0
2015	13.164777	12.558089	-4.61%	0
2014	13.439125	13.164777	-2.04%	0
2013	11.590653	13.439125	15.95%	0
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.268607	9.521015	-15.51%	0
2017	9.201033	11.268607	22.47%	0
2016	9.301580	9.201033	-1.08%	0
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.769543	20.419407	-10.32%	0
2017	19.537941	22.769543	16.54%	0
2016	18.137522	19.537941	7.72%	0
2015	18.618292	18.137522	-2.58%	0
2014	18.022544	18.618292	3.31%	0
2013	14.393605	18.022544	25.21%	0
2012	12.621030	14.393605	14.04%	0
2011	13.350715	12.621030	-5.47%	0
2010	11.836163	13.350715	12.80%	0
2009	9.456041	11.836163	25.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.160723	16.065825	-6.38%	0
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.451985	18.820865	-7.98%	0
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.346851	13.861498	-3.38%	0
2017	13.795536	14.346851	4.00%	0
2016	13.445935	13.795536	2.60%	0
2015	13.628485	13.445935	-1.34%	0
2014	13.331440	13.628485	2.23%	0
2013	12.923764	13.331440	3.15%	0
2012	12.488088	12.923764	3.49%	0
2011	12.329323	12.488088	1.29%	0
2010	11.832509	12.329323	4.20%	0
2009	11.023466	11.832509	7.34%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.160568	17.781487	-7.20%	0
2017	17.242331	19.160568	11.13%	0
2016	16.353768	17.242331	5.43%	0
2015	16.675502	16.353768	-1.93%	0
2014	16.111865	16.675502	3.50%	0
2013	14.039404	16.111865	14.76%	0
2012	12.876064	14.039404	9.03%	0
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	21.488681	19.509287	-9.21%	0
2017	18.715563	21.488681	14.82%	0
2016	17.532063	18.715563	6.75%	0
2015	17.948138	17.532063	-2.32%	0
2014	17.378519	17.948138	3.28%	0
2013	14.431578	17.378519	20.42%	0
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.950111	16.055025	-5.28%	0
2017	15.772136	16.950111	7.47%	0
2016	15.163137	15.772136	4.02%	0
2015	15.414410	15.163137	-1.63%	0
2014	14.956216	15.414410	3.06%	0
2013	13.755720	14.956216	8.73%	0
2012	12.939592	13.755720	6.31%	0
2011	12.883786	12.939592	0.43%	0
2010	12.065634	12.883786	6.78%	0
2009	10.703273	12.065634	12.73%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.802874	11.053176	-6.35%	0
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.940561	12.404517	-4.14%	0
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	53.737374	46.853495	-12.81%	0
2017	47.166155	53.737374	13.93%	0
2016	39.846321	47.166155	18.37%	0
2015	41.547154	39.846321	-4.09%	0
2014	38.587614	41.547154	7.67%	0
2013	29.474141	38.587614	30.92%	0
2012	25.499029	29.474141	15.59%	6
2011	26.589338	25.499029	-4.10%	43
2010	21.411209	26.589338	24.18%	43
2009	15.911129	21.411209	34.57%	203
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	20.848825	17.137282	-17.80%	0
2017	16.845266	20.848825	23.77%	0
2016	17.489521	16.845266	-3.68%	0
2015	17.861704	17.489521	-2.08%	0
2014	18.337031	17.861704	-2.59%	0
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.533642	8.585403	-18.50%	0
2017	8.708069	10.533642	20.96%	0
2016	8.409829	8.708069	3.55%	0
2015	9.007739	8.409829	-6.64%	0
2014*	10.000000	9.007739	-9.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	18.888046	18.012292	-4.64%	0
2017	14.741613	18.888046	28.13%	0
2016	14.659628	14.741613	0.56%	0
2015	14.403325	14.659628	1.78%	0
2014	13.254315	14.403325	8.67%	0
2013	9.996772	13.254315	32.59%	0
2012	8.731647	9.996772	14.49%	53
2011	9.138925	8.731647	-4.46%	53
2010	8.040348	9.138925	13.66%	68
2009	6.296237	8.040348	27.70%	20
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	19.917317	17.326503	-13.01%	0
2017	17.671248	19.917317	12.71%	0
2016	15.434263	17.671248	14.49%	0
2015	16.195599	15.434263	-4.70%	0
2014	14.892523	16.195599	8.75%	0
2013	11.174473	14.892523	33.27%	0
2012	9.639732	11.174473	15.92%	0
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.439012	14.266937	-13.21%	0
2017	14.607626	16.439012	12.54%	0
2016	12.791946	14.607626	14.19%	0
2015	13.462609	12.791946	-4.98%	0
2014	12.410294	13.462609	8.48%	0
2013	9.340331	12.410294	32.87%	0
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.705561	17.143620	-8.35%	0
2017	14.881087	18.705561	25.70%	0
2016	14.204034	14.881087	4.77%	0
2015	14.461772	14.204034	-1.78%	0
2014	14.126918	14.461772	2.37%	0
2013	10.332508	14.126918	36.72%	0
2012	9.138851	10.332508	13.06%	0
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	19
2009	6.212287	7.770807	25.09%	15

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.172012	18.090869	-14.55%	0
2017	18.899743	21.172012	12.02%	0
2016	16.332646	18.899743	15.72%	0
2015	17.091435	16.332646	-4.44%	0
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	13
2009	6.685366	8.582814	28.38%	14
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	27.543787	24.948731	-9.42%	0
2017	22.405613	27.543787	22.93%	0
2016	21.022986	22.405613	6.58%	0
2015	21.204510	21.022986	-0.86%	0
2014	20.960019	21.204510	1.17%	0
2013	14.762360	20.960019	41.98%	0
2012	13.225715	14.762360	11.62%	0
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	401
2009	8.737691	10.958964	25.42%	401
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	63.032614	51.503979	-18.29%	0
2017	58.731580	63.032614	7.32%	0
2016	47.393422	58.731580	23.92%	0
2015	51.250733	47.393422	-7.53%	0
2014	48.666654	51.250733	5.31%	0
2013	35.226020	48.666654	38.16%	0
2012	29.723083	35.226020	18.51%	0
2011	31.818823	29.723083	-6.59%	0
2010	25.540730	31.818823	24.58%	403
2009	20.564933	25.540730	24.20%	403
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	51.558188	44.319284	-14.04%	0
2017	46.167248	51.558188	11.68%	0
2016	38.194997	46.167248	20.87%	0
2015	39.461390	38.194997	-3.21%	0
2014	39.778834	39.461390	-0.80%	0
2013	28.689353	39.778834	38.65%	0
2012	25.243514	28.689353	13.65%	0
2011	27.163192	25.243514	-7.07%	0
2010	22.027260	27.163192	23.32%	0
2009	16.618484	22.027260	32.55%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	23.777338	23.394059	-1.61%	0
2017	20.048202	23.777338	18.60%	0
2016	18.290183	20.048202	9.61%	0
2015	18.415329	18.290183	-0.68%	0
2014	16.687582	18.415329	10.35%	0
2013	12.935602	16.687582	29.01%	0
2012	11.510291	12.935602	12.38%	0
2011	11.635530	11.510291	-1.08%	0
2010	10.422768	11.635530	11.64%	30
2009	8.400103	10.422768	24.08%	30
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.582494	13.785058	-5.47%	0
2017	13.914844	14.582494	4.80%	0
2016	13.172447	13.914844	5.64%	0
2015	14.144423	13.172447	-6.87%	0
2014	11.152817	14.144423	26.82%	0
2013	10.999223	11.152817	1.40%	0
2012	9.654362	10.999223	13.93%	24
2011	9.212138	9.654362	4.80%	70
2010	7.191287	9.212138	28.10%	70
2009	5.585887	7.191287	28.74%	210
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.873020	15.792487	-6.40%	0
2017	14.144470	16.873020	19.29%	0
2016	12.903330	14.144470	9.62%	0
2015	12.990655	12.903330	-0.67%	0
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.216813	10.134906	-0.80%	0
2017	10.221076	10.216813	-0.04%	0
2016	10.134303	10.221076	0.86%	0
2015	10.334346	10.134303	-1.94%	0
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.142471	14.081052	-12.77%	0
2017	14.366826	16.142471	12.36%	0
2016	12.078820	14.366826	18.94%	0
2015	12.905266	12.078820	-6.40%	0
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.602115	13.772071	-17.05%	0
2017	13.747984	16.602115	20.76%	0
2016	13.816837	13.747984	-0.50%	0
2015	14.611837	13.816837	-5.44%	0
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	21
2009*	10.000000	12.894893	28.95%	23
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.030802	11.060891	-8.06%	0
2017	9.814993	12.030802	22.58%	0
2016	9.575643	9.814993	2.50%	0
2015*	10.000000	9.575643	-4.24%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.987119	9.926775	-0.60%	0
2017	10.059406	9.987119	-0.72%	0
2016	10.099391	10.059406	-0.40%	0
2015	10.244781	10.099391	-1.42%	0
2014	10.348249	10.244781	-1.00%	0
2013	10.452043	10.348249	-0.99%	0
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	27
2009	8.906607	9.932110	11.51%	27
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.703525	22.914284	-7.24%	0
2017	21.197437	24.703525	16.54%	0
2016	19.607452	21.197437	8.11%	0
2015	20.019094	19.607452	-2.06%	0
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	29.822551	27.661578	-7.25%	0
2017	23.894291	29.822551	24.81%	0
2016	24.828581	23.894291	-3.76%	0
2015	24.368801	24.828581	1.89%	0
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	29.723501	27.466259	-7.59%	0
2017	23.452810	29.723501	26.74%	0
2016	23.289459	23.452810	0.70%	0
2015	22.201494	23.289459	4.90%	0
2014	21.328823	22.201494	4.09%	0
2013	15.939683	21.328823	33.81%	0
2012	13.911443	15.939683	14.58%	0
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	24.058572	20.551425	-14.58%	0
2017	17.889327	24.058572	34.49%	0
2016	18.164536	17.889327	-1.52%	0
2015	17.759462	18.164536	2.28%	0
2014	17.643816	17.759462	0.66%	0
2013	14.084525	17.643816	25.27%	0
2012	11.803936	14.084525	19.32%	0
2011	13.079901	11.803936	-9.76%	0
2010	11.462435	13.079901	14.11%	0
2009	8.334165	11.462435	37.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.642292	10.010602	-5.94%	0
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.895617	8.624239	-20.85%	0
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	27.331365	24.770836	-9.37%	0
2017	23.757185	27.331365	15.04%	0
2016	21.629631	23.757185	9.84%	0
2015	21.273293	21.629631	1.68%	0
2014	19.528940	21.273293	8.93%	0
2013	15.060940	19.528940	29.67%	0
2012	13.096753	15.060940	15.00%	0
2011	13.311181	13.096753	-1.61%	0
2010	11.650774	13.311181	14.25%	26
2009	9.229598	11.650774	26.23%	27
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	20.085835	17.722352	-11.77%	0
2017	17.880266	20.085835	12.34%	0
2016	15.391515	17.880266	16.17%	0
2015	16.622395	15.391515	-7.40%	0
2014	15.091695	16.622395	10.14%	0
2013	10.876023	15.091695	38.76%	0
2012	9.368203	10.876023	16.10%	15
2011	9.735621	9.368203	-3.77%	15
2010	8.017245	9.735621	21.43%	15
2009	5.938698	8.017245	35.00%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.436018	10.639140	-6.97%	0
2017	10.250117	11.436018	11.57%	0
2016	9.225722	10.250117	11.10%	0
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.193727	10.482205	-6.36%	0
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.795411	11.132906	-5.62%	0
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.150787	10.997420	-1.38%	0
2017	11.191469	11.150787	-0.36%	0
2016	11.226438	11.191469	-0.31%	0
2015	11.385207	11.226438	-1.39%	0
2014	11.484399	11.385207	-0.86%	0
2013	11.698304	11.484399	-1.83%	0
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	11
2009*	10.000000	10.928078	9.28%	10
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.443110	12.934141	-3.79%	0
2017	13.178491	13.443110	2.01%	0
2016	12.731797	13.178491	3.51%	0
2015	13.298496	12.731797	-4.26%	0
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.162124	10.141336	-0.20%	0
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.304683	14.977803	-2.14%	0
2017	14.823322	15.304683	3.25%	0
2016	14.669696	14.823322	1.05%	0
2015	14.843583	14.669696	-1.17%	0
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.924265	10.680267	-2.23%	0
2017	10.591226	10.924265	3.14%	0
2016	10.491897	10.591226	0.95%	0
2015	10.626842	10.491897	-1.27%	0
2014	10.367567	10.626842	2.50%	0
2013	10.756996	10.367567	-3.62%	0
2012	9.983857	10.756996	7.74%	0
2011*	10.000000	9.983857	-0.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.224835	9.729065	-20.42%	0
2017	9.814312	12.224835	24.56%	0
2016*	10.000000	9.814312	-1.86%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.555378	12.130837	-10.51%	0
2017	13.096146	13.555378	3.51%	0
2016	11.117089	13.096146	17.80%	0
2015	12.905720	11.117089	-13.86%	0
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.324050	34.061263	-0.77%	0
2017	27.398763	34.324050	25.28%	0
2016	31.184755	27.398763	-12.14%	0
2015	28.177929	31.184755	10.67%	0
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	0
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	67.534450	50.841202	-24.72%	0
2017	45.439029	67.534450	48.63%	0
2016	46.128489	45.439029	-1.49%	0
2015	54.505588	46.128489	-15.37%	0
2014	55.622802	54.505588	-2.01%	0
2013	50.461538	55.622802	10.23%	0
2012	39.507337	50.461538	27.73%	0
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	55
2009	20.649302	43.316130	109.77%	55
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.367245	5.188386	-29.57%	0
2017	7.637256	7.367245	-3.54%	0
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	33.630455	23.732281	-29.43%	0
2017	34.766086	33.630455	-3.27%	0
2016	24.584035	34.766086	41.42%	0
2015	37.540671	24.584035	-34.51%	0
2014	47.161318	37.540671	-20.40%	0
2013	43.360592	47.161318	8.77%	0
2012	42.624120	43.360592	1.73%	0
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.078072	28.984679	-0.32%	0
2017	23.478369	29.078072	23.85%	0
2016	22.143667	23.478369	6.03%	0
2015	23.171692	22.143667	-4.44%	0
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	33.354678	27.784030	-16.70%	0
2017	30.051069	33.354678	10.99%	0
2016	24.483675	30.051069	22.74%	0
2015	26.397570	24.483675	-7.25%	0
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.200773	12.615844	-4.43%	0
2017	12.946281	13.200773	1.97%	0
2016	12.609643	12.946281	2.67%	0
2015	13.145664	12.609643	-4.08%	0
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2018	20.814434	17.353358	-16.63%	0
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2018	24.902750	21.346035	-14.28%	0
2017	22.668395	24.902750	9.86%	0
2016	18.759978	22.668395	20.83%	0
2015	19.352003	18.759978	-3.06%	0
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	35.726136	31.918359	-10.66%	0
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	31.267371	27.988651	-10.49%	0
2017	28.282460	31.267371	10.55%	0
2016	22.871418	28.282460	23.66%	0
2015	23.809805	22.871418	-3.94%	0
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares - Q/NQ
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.496970	10.313958	-1.74%	0
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2018	15.549476	14.663854	-5.70%	0
2017	13.991882	15.549476	11.13%	0
2016	13.512821	13.991882	3.55%	0
2015	13.782506	13.512821	-1.96%	0
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2018	15.988712	14.783607	-7.54%	0
2017	13.957265	15.988712	14.55%	0
2016	13.382146	13.957265	4.30%	0
2015	13.656702	13.382146	-2.01%	0
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2018	38.863105	35.738912	-8.04%	0
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	10.060980	7.443450	-26.02%	0
2017	10.521292	10.060980	-4.38%	0
2016	8.012607	10.521292	31.31%	0
2015	10.280416	8.012607	-22.06%	0
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2018	21.946055	24.246401	10.48%	0
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2018	14.202694	13.878775	-2.28%	0
2017	13.863815	14.202694	2.44%	0
2016	13.472260	13.863815	2.91%	0
2015	13.795662	13.472260	-2.34%	0
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2018	20.341919	17.075736	-16.06%	0
2017	17.134635	20.341919	18.72%	0
2016	15.539098	17.134635	10.27%	0
2015	16.040394	15.539098	-3.13%	0
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2018	25.965149	21.108854	-18.70%	0
2017	22.145230	25.965149	17.25%	0
2016	20.566325	22.145230	7.68%	0
2015	21.570322	20.566325	-4.65%	0
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	19.031775	16.305929	-14.32%	0
2017	17.487423	19.031775	8.83%	0
2016	13.657150	17.487423	28.05%	0
2015	14.993919	13.657150	-8.92%	0
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2018	18.389296	15.322820	-16.68%	0
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	9.610587	7.991635	-16.85%	0
2017	8.373541	9.610587	14.77%	0
2016	7.943667	8.373541	5.41%	0
2015	8.637805	7.943667	-8.04%	0
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.527299	9.550798	0.25%	0
2017	9.503678	9.527299	0.25%	0
2016	9.386840	9.503678	1.24%	0
2015	9.973696	9.386840	-5.88%	0
2014*	10.000000	9.973696	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2018	13.907653	12.559596	-9.69%	0
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2018	18.247735	16.670402	-8.64%	0
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2018	16.889035	15.657472	-7.29%	0
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2018	19.772275	17.378234	-12.11%	0
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2018	18.996691	17.911507	-5.71%	0
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2018	21.795695	18.719358	-14.11%	0
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2018	21.624091	18.506117	-14.42%	0
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2018	19.439386	17.146773	-11.79%	0
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2018	19.297711	18.287783	-5.23%	0
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2018	13.726401	12.668244	-7.71%	0
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2018	21.298462	21.134539	-0.77%	0
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2018	24.744388	20.689461	-16.39%	0
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.328077	15.113870	-7.44%	0
2017	13.591719	16.328077	20.13%	0
2016	13.740486	13.591719	-1.08%	0
2015	13.826971	13.740486	-0.63%	0
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	0
2016	24.756157	23.723446	-4.17%	0
2015	27.463854	24.756157	-9.86%	0
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	26.875063	25.870263	-3.74%	0
2017	25.614016	26.875063	4.92%	0
2016	22.414337	25.614016	14.28%	0
2015	24.376083	22.414337	-8.05%	0
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	26.721941	23.556876	-11.84%	0
2017	23.152334	26.721941	15.42%	0
2016	20.689497	23.152334	11.90%	0
2015	21.234957	20.689497	-2.57%	0
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	0
2016	12.282728	12.818872	4.37%	0
2015	12.570645	12.282728	-2.29%	0
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2018	17.392956	15.991883	-8.06%	0
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	11.626689	10.269156	-11.68%	0
2017	10.027729	11.626689	15.95%	0
2016	9.153186	10.027729	9.55%	0
2015*	10.000000	9.153186	-8.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	11.200514	10.153498	-9.35%	0
2017	10.004102	11.200514	11.96%	0
2016	9.351434	10.004102	6.98%	0
2015*	10.000000	9.351434	-6.49%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I - Q/NQ
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	22.586054	20.244500	-10.37%	0
2017	19.390319	22.586054	16.48%	0
2016	18.009603	19.390319	7.67%	0
2015	18.496385	18.009603	-2.63%	0
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.231220	13.742741	-3.43%	0
2017	13.691278	14.231220	3.94%	0
2016	13.351094	13.691278	2.55%	0
2015	13.539235	13.351094	-1.39%	0
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	21.315490	19.342155	-9.26%	0
2017	18.574136	21.315490	14.76%	0
2016	17.408387	18.574136	6.70%	0
2015	17.830585	17.408387	-2.37%	0
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.813496	15.917490	-5.33%	0
2017	15.652932	16.813496	7.41%	0
2016	15.056168	15.652932	3.96%	0
2015	15.313449	15.056168	-1.68%	0
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2018	10.513950	8.564962	-18.54%	0
2017	8.696196	10.513950	20.90%	0
2016	8.402621	8.696196	3.49%	0
2015	9.004606	8.402621	-6.69%	0
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2018	19.839837	17.250271	-13.05%	0
2017	17.611431	19.839837	12.65%	0
2016	15.389822	17.611431	14.44%	0
2015	16.157176	15.389822	-4.75%	0
2014	14.864745	16.157176	8.69%	0
2013	11.159296	14.864745	33.21%	0
2012	9.631549	11.159296	15.86%	0
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.912943	9.848015	-0.65%	0
2017	9.989767	9.912943	-0.77%	0
2016	10.034563	9.989767	-0.45%	0
2015	10.184191	10.034563	-1.47%	0
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	24.532624	22.744126	-7.29%	0
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2018	29.532267	27.378326	-7.29%	0
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2018	19.967032	17.608514	-11.81%	0
2017	17.783522	19.967032	12.28%	0
2016	15.315998	17.783522	16.11%	0
2015	16.549254	15.315998	-7.45%	0
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2018	13.364174	12.851617	-3.84%	0
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2018	15.214887	14.882329	-2.19%	0
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2018	13.476004	12.053642	-10.55%	0
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.950352	28.842620	-0.37%	0
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0

NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)

IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)

IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)

IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)

IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth OP: SC (FGOS)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC) (1)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1) (1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2) (1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF) (1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD) (1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)

GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)

GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

WELLS FARGO FUNDS

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from October 9, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 29, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 26, 2017 (inception) to December 31, 2017.

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC2 (FRESS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 24, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio – SC 2 (FEMS2)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 22, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of operations for the period from January 1, 2018 to November 2, 2018 (liquidation) and the statement of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation) and the year ended December 31, 2017.

IVY INVESTMENTS

Ivy VIP – Micro Cap Growth: Class II (WRMIC)

(1) See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
96,968 shares (cost $2,046,022)	$1,620,337
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
1,257,028 shares (cost $21,039,929)	21,583,173
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
5,383,785 shares (cost $180,099,875)	263,697,783
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
1,011,502 shares (cost $34,600,887)	31,083,468
The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)
1,152 shares (cost $44,424)	34,891
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
1,177,189 shares (cost $48,100,356)	42,190,450
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
17,674 shares (cost $715,813)	627,267
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
390 shares (cost $18,366)	16,056
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)
187 shares (cost $1,888)	1,874
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
41,825 shares (cost $2,649,468)	2,296,169
IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)
163,251 shares (cost $2,408,732)	2,621,819
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
807 shares (cost $44,869)	46,138
IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)
93 shares (cost $3,285)	2,878
IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)
12,108 shares (cost $369,275)	371,245
IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)
22,796 shares (cost $405,260)	367,464
IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)
12,775 shares (cost $387,886)	299,066
IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)
12,186 shares (cost $202,975)	189,121
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
15,107 shares (cost $197,093)	161,944
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
220,161 shares (cost $1,226,924)	1,028,151
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
10,792 shares (cost $150,827)	129,399
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
21,771 shares (cost $592,530)	595,226
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
819 shares (cost $11,851)	10,060
AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
17,254 shares (cost $851,670)	843,892
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
40,026 shares (cost $476,752)	473,110
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
253,367 shares (cost $4,902,152)	4,243,897
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
5,158,393 shares (cost $39,357,601)	46,528,703
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
66,449 shares (cost $579,695)	599,366

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2,129,015 shares (cost $23,221,718)	20,523,704
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
131,014 shares (cost $1,206,499)	1,249,874
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
760,216 shares (cost $15,018,403)	13,919,550
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
29,001 shares (cost $520,410)	531,307
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
1,594 shares (cost $21,326)	27,736
AC VP Inc - AC VP Value Fund: Class I (ACVV)
144,887 shares (cost $1,192,015)	1,450,315
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
242,616 shares (cost $1,744,651)	1,649,792
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
106,782 shares (cost $1,255,270)	1,216,246
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
290,873 shares (cost $3,409,501)	2,952,358
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
1,840,223 shares (cost $26,400,571)	23,830,893
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
34,216 shares (cost $228,328)	210,428
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
89,845 shares (cost $3,595,115)	2,927,151
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
1,642,708 shares (cost $15,168,796)	14,652,952
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
8,889 shares (cost $93,678)	85,245
Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)
154,753 shares (cost $1,034,862)	934,710
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
4,794,709 shares (cost $53,311,193)	51,063,654
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
167,890 shares (cost $1,870,770)	1,782,994
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
18,248 shares (cost $226,978)	204,555
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
255,199 shares (cost $4,581,248)	4,177,611
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)
366,613 shares (cost $10,154,016)	11,720,607
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
438,901 shares (cost $8,150,187)	6,456,227
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
7,209,159 shares (cost $143,804,202)	146,057,557
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
131,669 shares (cost $2,764,713)	2,613,634
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
512,535 shares (cost $6,364,441)	6,304,184
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
2,590 shares (cost $30,911)	31,698
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
865,416 shares (cost $11,141,542)	10,852,314
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
8,270 shares (cost $84,734)	103,375
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
555,282 shares (cost $7,496,720)	7,190,902
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
15,369 shares (cost $171,577)	198,408

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
25,452 shares (cost $551,597)	482,055
FID VIPs Fund - VIP Growth OP: SC (FGOS)
30,380 shares (cost $845,174)	1,152,908
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2,383,502 shares (cost $122,052,440)	149,755,437
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
34,022 shares (cost $1,907,111)	2,106,304
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)
7,463,063 shares (cost $40,053,790)	36,792,903
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2,366,636 shares (cost $30,274,369)	28,872,961
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
641,260 shares (cost $21,703,345)	19,173,687
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
106,689 shares (cost $3,491,884)	3,117,464
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
1,168,018 shares (cost $23,694,410)	22,250,744
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
50,631 shares (cost $1,032,452)	959,452
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
537,925 shares (cost $7,357,513)	5,965,591
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
22,719 shares (cost $404,017)	372,584
FID VIPs - EM Portfolio: SC 2 (FEMS2)
19,772 shares (cost $214,351)	196,925
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2,154,178 shares (cost $33,465,120)	31,752,585
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
21,407 shares (cost $517,143)	536,022
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
468,502 shares (cost $8,442,014)	6,840,133
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
417,212 shares (cost $3,894,428)	3,562,993
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
282,328 shares (cost $4,365,186)	3,596,860
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
1,220,254 shares (cost $21,608,677)	20,536,876
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
669,287 shares (cost $4,778,294)	4,229,891
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,407,793 shares (cost $14,818,765)	14,303,178
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
1,895 shares (cost $54,413)	67,436
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
176,937 shares (cost $2,251,635)	2,163,943
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2,400,617 shares (cost $83,104,056)	79,580,445
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
3,233,152 shares (cost $29,773,396)	36,178,971
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
1,348,638 shares (cost $45,454,750)	34,579,090
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
142,098 shares (cost $3,100,456)	2,671,433
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
31,401 shares (cost $523,365)	501,159
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
10,565 shares (cost $182,878)	183,624

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)
92,500 shares (cost $771,475)	710,403
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
117,778 shares (cost $2,227,743)	1,873,855
MFS(R) VIT - MFS Value Series: SC (MVFSC)
1,717,794 shares (cost $31,087,300)	29,133,787
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
764,931 shares (cost $17,888,371)	18,817,292
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
145,425 shares (cost $1,103,002)	983,073
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
373,794 shares (cost $4,024,283)	3,973,427
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
58,185 shares (cost $595,816)	616,176
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
599,342 shares (cost $4,633,629)	4,249,338
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)
5,339 shares (cost $61,030)	57,178
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
48,161 shares (cost $677,875)	940,108
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
223,941 shares (cost $2,411,717)	2,288,674
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
15,108 shares (cost $148,423)	146,851
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
29,392 shares (cost $320,568)	302,738
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
61,084 shares (cost $672,522)	633,443
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
6,684,872 shares (cost $105,677,283)	93,922,456
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
108,785 shares (cost $1,752,381)	1,516,469
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2,284,293 shares (cost $54,502,765)	53,932,159
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
898,301 shares (cost $10,351,213)	9,944,196
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
749,019 shares (cost $21,737,919)	20,320,878
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
435,136 shares (cost $33,116,009)	34,306,102
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
450,174 shares (cost $24,076,076)	22,463,704
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
4,683,631 shares (cost $30,395,246)	28,148,623
NW VIT - NVIT EM Fund: Class I (GEM)
1,089,925 shares (cost $12,432,874)	12,218,056
NW VIT - NVIT EM Fund: Class II (GEM2)
27,759 shares (cost $322,565)	307,293
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,558,880 shares (cost $16,581,028)	15,308,199
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
4,032 shares (cost $43,293)	39,233
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
5,167,910 shares (cost $50,038,936)	51,989,172
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
37,158 shares (cost $442,058)	368,235
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
208,504 shares (cost $2,842,969)	2,474,944

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
279,462 shares (cost $2,675,088)	2,450,881
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
910,388 shares (cost $10,306,933)	8,958,215
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
488,095 shares (cost $5,430,257)	4,597,851
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
759,173 shares (cost $7,934,231)	7,295,657
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
1,356,754 shares (cost $15,282,583)	12,970,572
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
630,592 shares (cost $6,428,334)	5,164,547
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
510,041 shares (cost $5,606,061)	4,952,495
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
506,840 shares (cost $5,483,100)	5,276,205
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
54,490 shares (cost $595,668)	565,061
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
321,817 shares (cost $3,671,088)	3,478,840
NW VIT - NVIT NW Fund: Class I (TRF)
4,877,588 shares (cost $47,860,900)	92,186,417
NW VIT - NVIT NW Fund: Class II (TRF2)
15,669 shares (cost $173,234)	295,038
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
7,583,545 shares (cost $85,172,530)	79,399,719
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
111,613 shares (cost $1,234,416)	1,164,128
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
413,712 shares (cost $3,766,224)	3,578,608
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2,357,304 shares (cost $27,823,986)	26,425,377
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
537,258 shares (cost $8,238,703)	7,731,147
NW VIT - NVIT ID CAF: Class II (NVDCA2)
106,388 shares (cost $1,917,478)	1,705,402
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2,376,240 shares (cost $24,405,295)	22,574,277
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
11,527,374 shares (cost $123,200,018)	127,492,755
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
5,925,973 shares (cost $65,824,831)	68,622,765
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
3,301,456 shares (cost $36,096,068)	33,476,760
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
3,521,623 shares (cost $75,257,866)	73,003,240
NW VIT - NVIT Gov MM Fund: Class I (SAM)
152,527,622 shares (cost $152,527,622)	152,527,622
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
3,078,937 shares (cost $35,521,392)	28,141,484
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
476,513 shares (cost $5,077,128)	4,341,032
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
29,126 shares (cost $299,973)	263,881
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
1,614,442 shares (cost $20,476,552)	18,356,200
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
22,203 shares (cost $252,104)	249,785

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
695,901 shares (cost $7,197,999)	5,942,999
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
182,278 shares (cost $1,852,536)	1,545,720
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
6,315,544 shares (cost $72,711,636)	60,313,448
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
513,554 shares (cost $5,891,184)	4,663,068
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
5,705,533 shares (cost $60,947,648)	46,157,764
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
1,165,167 shares (cost $21,886,526)	18,584,407
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
17,416 shares (cost $304,720)	257,054
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
5,980,364 shares (cost $72,865,557)	63,391,856
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
46,320 shares (cost $639,859)	476,629
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
4,322,422 shares (cost $82,426,074)	66,262,723
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
55,315 shares (cost $1,113,276)	789,349
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
3,584,259 shares (cost $32,723,892)	31,505,638
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
532,158 shares (cost $5,490,336)	5,369,477
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
18,548,000 shares (cost $329,864,037)	325,888,355
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
299,779 shares (cost $5,533,658)	5,231,140
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
188,247 shares (cost $2,162,487)	1,963,415
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
1,107,209 shares (cost $17,428,556)	18,335,387
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
8,465,902 shares (cost $61,237,903)	51,557,343
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
53,789 shares (cost $692,029)	605,126
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
146,993 shares (cost $1,931,044)	1,665,427
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
28,801 shares (cost $299,134)	281,386
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
26,834 shares (cost $278,415)	259,219
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
47,225 shares (cost $516,500)	492,557
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
5,386 shares (cost $58,794)	54,986
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
263,225 shares (cost $3,399,970)	2,771,761
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
1,314,009 shares (cost $21,218,842)	20,827,047
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
16,804 shares (cost $185,429)	163,162
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
1,079,460 shares (cost $11,389,739)	11,226,382
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
15,046 shares (cost $247,175)	202,066

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
9,994 shares (cost $234,928)	240,756
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
46,663 shares (cost $1,078,500)	1,034,042
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
3,922 shares (cost $50,456)	57,189
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
293,830 shares (cost $6,028,870)	6,669,946
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
594,777 shares (cost $1,501,485)	1,260,927
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)
64,019 shares (cost $3,122,126)	3,104,904
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2,205,779 shares (cost $89,063,568)	83,819,616
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
17,468 shares (cost $514,517)	655,557
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2,656,672 shares (cost $69,406,156)	71,225,385
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
49,438 shares (cost $1,413,602)	1,310,591
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
341,836 shares (cost $8,209,733)	6,959,781
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
5,586 shares (cost $121,169)	111,878
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
669,014 shares (cost $46,407,155)	45,927,807
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
761,952 shares (cost $3,868,097)	3,550,697
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
203,232 shares (cost $1,090,447)	975,513
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
370,230 shares (cost $3,899,799)	3,720,807
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
185,179 shares (cost $1,992,455)	1,774,010
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2,012,035 shares (cost $20,883,466)	20,281,309
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)
45,965 shares (cost $573,072)	544,683
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
110,699 shares (cost $1,213,543)	1,160,124
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
1,066,531 shares (cost $11,667,186)	11,177,248
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
94,862 shares (cost $1,234,494)	1,139,298
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
374,442 shares (cost $3,883,831)	3,853,012
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
11,180 shares (cost $131,038)	130,139
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2,122 shares (cost $19,155)	18,081
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
558 shares (cost $13,193)	12,912
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
1,308 shares (cost $19,998)	15,914
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
35,939 shares (cost $387,038)	322,374
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
29,149 shares (cost $698,151)	687,039

GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
15,115 shares (cost $192,042)	195,890
GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2,602 shares (cost $132,623)	126,854
GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
27,815 shares (cost $804,576)	760,450
GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
11,211 shares (cost $371,174)	328,605
GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)
17,544 shares (cost $539,705)	482,798
GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
12,773 shares (cost $567,204)	462,137
GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)
23,266 shares (cost $1,671,459)	1,435,487
GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2,884 shares (cost $101,342)	89,028
GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
5,028 shares (cost $85,522)	82,806
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
848,385 shares (cost $33,445,963)	32,764,622
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
194,445 shares (cost $4,349,917)	3,183,070
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,019,305 shares (cost $13,316,497)	12,160,306
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
320,454 shares (cost $9,537,501)	5,454,120
Ivy VIP - Asset Strategy: Class II (WRASP)
7,360,364 shares (cost $73,156,934)	61,030,667
Ivy VIP - Balanced: Class II (WRBP)
4,698,076 shares (cost $40,509,651)	35,025,093
Ivy VIP - Corporate Bond: Class II (WRBDP)
7,113,316 shares (cost $39,207,959)	36,509,096
Ivy VIP - Core Equity: Class II (WRCEP)
6,623,702 shares (cost $79,262,013)	71,549,234
Ivy VIP - Global Equity Income: Class II (WRDIV)
1,389,053 shares (cost $11,139,641)	9,572,379
Ivy VIP - Energy: Class II (WRENG)
457,360 shares (cost $2,684,108)	1,767,878
Ivy VIP - GB: Class II (WRGBP)
644,910 shares (cost $3,172,411)	3,100,404
Ivy VIP - Natural Resources: Class II (WRGNR)
982,563 shares (cost $4,915,328)	3,483,481
Ivy VIP - Growth: Class II (WRGP)
8,153,515 shares (cost $88,124,461)	89,862,334
Ivy VIP - High Income: Class II (WRHIP)
14,780,676 shares (cost $54,657,141)	49,302,423
Ivy VIP - Global Growth: Class II (WRIP)
2,058,985 shares (cost $17,642,864)	17,841,517
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
570,406 shares (cost $9,896,115)	8,360,957
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
838,036 shares (cost $4,080,246)	4,052,405
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
1,325,728 shares (cost $13,782,977)	14,677,528
Ivy VIP - Gov MM: Class II (WRMMP)
14,232,513 shares (cost $14,232,513)	14,232,513
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
824,880 shares (cost $6,839,776)	5,445,527

Ivy VIP - Science and Technology: Class II (WRSTP)
2,314,836 shares (cost $49,225,412)	50,550,455
Ivy VIP - Small Cap Growth: Class II (WRSCP)
4,529,318 shares (cost $43,593,905)	34,796,035
Ivy VIP - Small Cap Core: Class II (WRSCV)
354,509 shares (cost $5,830,133)	4,787,788
Ivy VIP - Value: Class II (WRVP)
4,812,329 shares (cost $29,582,543)	27,367,715
WF VT - VT Opportunity Fund: Class 2 (SVOF)
6,420 shares (cost $140,768)	146,706
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
829,636 shares (cost $8,691,945)	7,790,285

Total Investments***	$4,105,603,628

Accounts Receivable - Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC) (total assets - $16,067; total contract owners’ equity - $16,067)	11
Accounts Receivable - IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI) (total assets - $2,880; total contract owners’ equity - $2,880)	2
Accounts Receivable - AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2) (total assets - $531,518; total contract owners’ equity - $531,518)	211
Accounts Receivable - AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1) (total assets - $27,747; total contract owners’ equity - $27,747)	11
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $1,658,479; total contract owners’ equity - $1,658,479)	8,687
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $1,218,634; total contract owners’ equity - $1,218,634)	2,388
Accounts Receivable - FID VIPs Fund - VIP Growth OP: SC (FGOS) (total assets - $1,153,856; total contract owners’ equity - $1,153,856)	948
Accounts Receivable - PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA) (total assets - $544,951; total contract owners’ equity - $544,951)	268
Accounts Receivable - PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA) (total assets - $1,162,419; total contract owners’ equity - $1,162,419)	2,295
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $146,793; total contract owners’ equity - $146,793)	87
Accounts Receivable - Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB) (total assets - $13,318; total contract owners’ equity - $13,318) ***	13,318
Accounts Payable - Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV) (total assets - $1,874; total contract owners’ equity - $1,867)	(7)
Accounts Payable - IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS) (total assets - $299,066; total contract owners’ equity - $298,962)	(104)
Accounts Payable - IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE) (total assets - $189,121; total contract owners’ equity - $188,963)	(158)
Accounts Payable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $940,108; total contract owners’ equity - $939,450)	(658)
Accounts Payable - OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR) (total assets - $3,104,904; total contract owners’ equity - $3,104,093)	(811)
Accounts Payable - GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS) (total assets - $18,081; total contract owners’ equity - $18,076)	(5)
Accounts Payable - Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB) (total assets - $12,912; total contract owners’ equity - $0)	(12,912)
Accounts Payable - Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC) (total assets - $322,374; total contract owners’ equity - $322,248)	(126)
Accounts Payable - GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ) (total assets - $126,854; total contract owners’ equity - $126,760)	(94)
Accounts Payable - GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO) (total assets - $328,605; total contract owners’ equity - $328,210)	(395)
Accounts Payable - GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ) (total assets - $462,137; total contract owners’ equity - $461,864)	(273)
Accounts Payable - GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX) (total assets - $89,028; total contract owners’ equity - $88,937)	(91)
Other Accounts Payable	(12,988)

$4,105,603,232

Contract Owners’ Equity***:
Accumulation units	4,049,390,202
Contracts in payout (annuitization) period (note 1f)	56,213,030

Total Contract Owners’ Equity (note 5)	$4,105,603,232

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account and obsolete funds are unaudited.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS
Reinvested dividends	$63,935,830	9,097	203,409	5,044,790	647,858	567	612,757	7,454
Mortality and expense risk charges (note 2)	(54,073,832)	(26,103)	(291,086)	(3,424,463)	(394,468)	(772)	(542,566)	(14,801)

Net investment income (loss)	9,861,998	(17,006)	(87,677)	1,620,327	253,390	(205)	70,191	(7,347)

Realized gain (loss) on investments	152,401,288	66,533	1,190,461	30,076,414	1,221,207	(277)	953,492	6,534
Change in unrealized gain (loss) on investments	(770,484,267)	(684,622)	(4,963,255)	(53,117,244)	(10,038,012)	(9,019)	(10,889,226)	(156,965)

Net gain (loss) on investments	(618,082,979)	(618,089)	(3,772,794)	(23,040,830)	(8,816,805)	(9,296)	(9,935,734)	(150,431)

Reinvested capital gains	327,900,248	315,066	1,360,320	7,113,497	6,852,590	7,051	6,356,471	94,757

Net increase (decrease) in contract owners’ equity resulting from operations	$(280,320,733)	(320,029)	(2,500,151)	(14,307,006)	(1,710,825)	(2,450)	(3,509,072)	(63,021)

Investment Activity:	DSC	DVIV	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1
Reinvested dividends	$-	37	-	46,060	-	29	-	9,264
Mortality and expense risk charges (note 2)	(222)	(22)	(45,880)	(59,720)	(689)	(41)	(8,799)	(5,336)

Net investment income (loss)	(222)	15	(45,880)	(13,660)	(689)	(12)	(8,799)	3,928

Realized gain (loss) on investments	327	4	294,886	351,159	3,410	-	11,729	10,829
Change in unrealized gain (loss) on investments	(7,472)	(421)	(517,080)	(1,076,279)	(8,008)	(536)	(80,759)	(77,147)

Net gain (loss) on investments	(7,145)	(417)	(222,194)	(725,120)	(4,598)	(536)	(69,030)	(66,318)

Reinvested capital gains	3,488	-	171,600	316,810	3,497	209	28,931	18,213

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,879)	(402)	(96,474)	(421,970)	(1,790)	(339)	(48,898)	(44,177)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IVHS	IVRE	IVMCC2	IVKMG2	HVSIT	ALVGIB	ALVIVB	ALVPGB
Reinvested dividends	$-	8,009	198	-	1,021	5,367	66	-
Mortality and expense risk charges (note 2)	(3,481)	(2,336)	(2,425)	(17,272)	(1,729)	(14,689)	(26)	(18,327)

Net investment income (loss)	(3,481)	5,673	(2,227)	(17,272)	(708)	(9,322)	40	(18,327)

Realized gain (loss) on investments	(5,060)	235	(5,425)	24,410	(671)	140,621	(2)	187,230
Change in unrealized gain (loss) on investments	(33,064)	(23,508)	(48,862)	(236,877)	(13,645)	(253,448)	(1,792)	(265,658)

Net gain (loss) on investments	(38,124)	(23,273)	(54,287)	(212,467)	(14,316)	(112,827)	(1,794)	(78,428)

Reinvested capital gains	40,622	2,504	25,314	150,476	6,833	81,585	-	116,555

Net increase (decrease) in contract owners’ equity resulting from operations	$(983)	(15,096)	(31,200)	(79,263)	(8,191)	(40,564)	(1,754)	19,800

Investment Activity:	ALVDAB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2
Reinvested dividends	$8,009	11,873	1,036,664	10,117	632,132	19,247	238,123	8,205
Mortality and expense risk charges (note 2)	(6,152)	(74,456)	(614,214)	(11,536)	(258,734)	(17,256)	(189,500)	(11,538)

Net investment income (loss)	1,857	(62,583)	422,450	(1,419)	373,398	1,991	48,623	(3,333)

Realized gain (loss) on investments	7,860	(12,000)	2,616,522	18,603	(794,929)	47,117	486,833	43,901
Change in unrealized gain (loss) on investments	(54,048)	(1,174,643)	(11,093,937)	(124,558)	(498,047)	(394,655)	(3,862,412)	(173,839)

Net gain (loss) on investments	(46,188)	(1,186,643)	(8,477,415)	(105,955)	(1,292,976)	(347,538)	(3,375,579)	(129,938)

Reinvested capital gains	639	422,588	4,134,170	43,389	-	99,531	1,069,429	42,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(43,692)	(826,638)	(3,920,795)	(63,985)	(919,578)	(246,016)	(2,257,527)	(91,089)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVU1	ACVV	BRVHY3	BRVTR3	BRVED3	MLVGA3	CLVHY2	DWVSVS
Reinvested dividends	$77	29,668	106,849	29,525	54,062	225,491	12,158	22,185
Mortality and expense risk charges (note 2)	(560)	(19,893)	(22,818)	(13,149)	(36,470)	(332,159)	(2,319)	(43,243)

Net investment income (loss)	(483)	9,775	84,031	16,376	17,592	(106,668)	9,839	(21,058)

Realized gain (loss) on investments	1,968	244,022	(74,035)	(6,941)	85,132	20,378	(3,546)	126,588
Change in unrealized gain (loss) on investments	(5,015)	(412,326)	(101,825)	(32,228)	(617,006)	(3,397,927)	(18,964)	(1,058,319)

Net gain (loss) on investments	(3,047)	(168,304)	(175,860)	(39,169)	(531,874)	(3,377,549)	(22,510)	(931,731)

Reinvested capital gains	2,974	117	-	-	234,669	1,148,687	-	265,338

Net increase (decrease) in contract owners’ equity resulting from operations	$(556)	(158,412)	(91,829)	(22,793)	(279,613)	(2,335,530)	(12,671)	(687,451)

Investment Activity:	ETVFR	FCA2S	FVU2S	FHIBS	FQB	FQBS	FVSS2	FB2
Reinvested dividends	$477,341	3,407	-	79,964	1,733,026	53,046	1,837	52,572
Mortality and expense risk charges (note 2)	(144,112)	(1,385)	(670)	(19,280)	(632,364)	(34,261)	(5,022)	(37,863)

Net investment income (loss)	333,229	2,022	(670)	60,684	1,100,662	18,785	(3,185)	14,709

Realized gain (loss) on investments	29,155	(18,869)	30	(4,743)	858,701	(6,729)	12,460	79,959
Change in unrealized gain (loss) on investments	(631,241)	15,001	(8,433)	(108,658)	(2,993,645)	(62,502)	(70,903)	(541,997)

Net gain (loss) on investments	(602,086)	(3,868)	(8,403)	(113,401)	(2,134,944)	(69,231)	(58,443)	(462,038)

Reinvested capital gains	-	-	-	-	-	-	11,860	146,464

Net increase (decrease) in contract owners’ equity resulting from operations	$(268,857)	(1,846)	(9,073)	(52,717)	(1,034,282)	(50,446)	(49,768)	(300,865)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2
Reinvested dividends	$81,589	62,986	3,558,981	61,352	103,068	474	167,517	1,440
Mortality and expense risk charges (note 2)	(152,484)	(105,778)	(1,900,170)	(59,145)	(81,167)	(713)	(134,197)	(2,201)

Net investment income (loss)	(70,895)	(42,792)	1,658,811	2,207	21,901	(239)	33,320	(761)

Realized gain (loss) on investments	348,578	(470,315)	1,156,307	157,357	288,129	360	390,875	5,161
Change in unrealized gain (loss) on investments	(2,388,800)	(1,783,792)	(26,300,851)	(629,468)	(882,028)	(3,213)	(1,643,293)	(17,029)

Net gain (loss) on investments	(2,040,222)	(2,254,107)	(25,144,544)	(472,111)	(593,899)	(2,853)	(1,252,418)	(11,868)

Reinvested capital gains	1,186,513	8,805	8,091,905	162,396	223,623	972	401,661	3,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(924,604)	(2,288,094)	(15,393,828)	(307,508)	(348,375)	(2,120)	(817,437)	(8,882)

Investment Activity:	FF30S	FF30S2	FGI2	FGOS	FGS	FG2	FHIS	FIGBS
Reinvested dividends	$101,832	2,497	975	1,247	256,150	984	2,690,109	712,816
Mortality and expense risk charges (note 2)	(89,413)	(3,879)	(5,658)	(13,301)	(1,920,133)	(44,037)	(670,234)	(350,267)

Net investment income (loss)	12,419	(1,382)	(4,683)	(12,054)	(1,663,983)	(43,053)	2,019,875	362,549

Realized gain (loss) on investments	198,407	14,813	9,739	43,723	14,856,985	265,227	(765,629)	(310,648)
Change in unrealized gain (loss) on investments	(1,148,172)	(41,471)	(108,188)	26,595	(38,184,837)	(600,756)	(4,059,084)	(837,702)

Net gain (loss) on investments	(949,765)	(26,658)	(98,449)	70,318	(23,327,852)	(335,529)	(4,824,713)	(1,148,350)

Reinvested capital gains	210,486	6,436	29,772	65,415	24,637,661	340,035	-	196,597

Net increase (decrease) in contract owners’ equity resulting from operations	$(726,860)	(21,604)	(73,360)	123,679	(354,174)	(38,547)	(2,804,838)	(589,204)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FMCS	FMC2	FOS	FO2	FVSS	FRESS2	FEMS2	FTVIS2
Reinvested dividends	$131,596	15,928	381,947	14,875	64,721	11,218	1,215	1,756,012
Mortality and expense risk charges (note 2)	(271,707)	(78,914)	(303,585)	(21,649)	(86,807)	(3,600)	(798)	(427,682)

Net investment income (loss)	(140,111)	(62,986)	78,362	(6,774)	(22,086)	7,618	417	1,328,330

Realized gain (loss) on investments	646,487	114,626	348,824	19,845	290,535	(15,520)	(520)	306,417
Change in unrealized gain (loss) on investments	(6,150,428)	(1,048,244)	(4,728,527)	(208,490)	(1,995,149)	(32,672)	(17,426)	(3,465,492)

Net gain (loss) on investments	(5,503,941)	(933,618)	(4,379,703)	(188,645)	(1,704,614)	(48,192)	(17,946)	(3,159,075)

Reinvested capital gains	2,143,501	380,170	-	-	352,459	14,556	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,500,551)	(616,434)	(4,301,341)	(195,419)	(1,374,241)	(26,018)	(17,529)	(1,830,745)

Investment Activity:	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2	JPMMV1	JABS
Reinvested dividends	$8,059	73,793	39,644	117,368	-	144,196	170,413	1,295
Mortality and expense risk charges (note 2)	(8,998)	(95,807)	(55,439)	(48,847)	(246,348)	(57,297)	(197,418)	(942)

Net investment income (loss)	(939)	(22,014)	(15,795)	68,521	(246,348)	86,899	(27,005)	353

Realized gain (loss) on investments	39,088	(405,645)	855,722	(168,156)	(525,239)	(47,162)	844,629	4,349
Change in unrealized gain (loss) on investments	(113,760)	(1,929,790)	(1,599,216)	(637,593)	956,057	(666,495)	(3,238,549)	(7,010)

Net gain (loss) on investments	(74,672)	(2,335,435)	(743,494)	(805,749)	430,818	(713,657)	(2,393,920)	(2,661)

Reinvested capital gains	39,033	1,256,710	-	-	-	112,922	284,853	1,905

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,578)	(1,100,739)	(759,289)	(737,228)	184,470	(513,836)	(2,136,072)	(403)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC
Reinvested dividends	$63,997	1,079,906	434,664	706,447	58,692	16,024	668	-
Mortality and expense risk charges (note 2)	(26,997)	(1,025,517)	(469,978)	(482,553)	(39,796)	(5,330)	(2,536)	(14,549)

Net investment income (loss)	37,000	54,389	(35,314)	223,894	18,896	10,694	(1,868)	(14,549)

Realized gain (loss) on investments	(28,899)	385,389	4,003,522	(2,725,960)	135,814	(5,022)	1,283	66,518
Change in unrealized gain (loss) on investments	(59,253)	(11,129,406)	(5,487,393)	(4,225,194)	(961,647)	(15,960)	(11,814)	(190,552)

Net gain (loss) on investments	(88,152)	(10,744,017)	(1,483,871)	(6,951,154)	(825,833)	(20,982)	(10,531)	(124,034)

Reinvested capital gains	-	11,818,407	1,363,595	-	-	-	11,797	128,664

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,152)	1,128,779	(155,590)	(6,727,260)	(806,937)	(10,288)	(602)	(9,919)

Investment Activity:	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG
Reinvested dividends	$-	453,450	193,620	31,135	121,961	14,490	257,821	-
Mortality and expense risk charges (note 2)	(25,636)	(409,181)	(247,229)	(12,485)	(56,667)	(12,265)	(53,184)	(1,096)

Net investment income (loss)	(25,636)	44,269	(53,609)	18,650	65,294	2,225	204,637	(1,096)

Realized gain (loss) on investments	267,659	2,361,292	650,003	(4,717)	14,997	1,914	3,732	1,218
Change in unrealized gain (loss) on investments	(652,121)	(8,617,821)	(3,182,590)	(151,056)	(177,159)	(22,036)	(604,857)	(8,181)

Net gain (loss) on investments	(384,462)	(6,256,529)	(2,532,587)	(155,773)	(162,162)	(20,122)	(601,125)	(6,963)

Reinvested capital gains	306,456	2,361,259	240,722	42,358	-	-	-	12,851

Net increase (decrease) in contract owners’ equity resulting from operations	$(103,642)	(3,851,001)	(2,345,474)	(94,765)	(96,868)	(17,897)	(396,488)	4,792

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MSVRE	VYDS	DTRTFB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$27,481	11,668	3,157	3,302	8,395	1,520,848	22,265	686,367
Mortality and expense risk charges (note 2)	(16,533)	(31,863)	(765)	(3,253)	(7,702)	(1,265,265)	(34,650)	(694,480)

Net investment income (loss)	10,948	(20,195)	2,392	49	693	255,583	(12,385)	(8,113)

Realized gain (loss) on investments	28,523	86,029	136	31,269	46,266	2,549,338	25,530	2,868,240
Change in unrealized gain (loss) on investments	(135,703)	(922,590)	(1,572)	(54,148)	(121,801)	(20,833,276)	(332,630)	(9,406,856)

Net gain (loss) on investments	(107,180)	(836,561)	(1,436)	(22,879)	(75,535)	(18,283,938)	(307,100)	(6,538,616)

Reinvested capital gains	-	469,801	-	12,204	32,226	7,238,978	122,518	3,046,967

Net increase (decrease) in contract owners’ equity resulting from operations	$(96,232)	(386,955)	956	(10,626)	(42,616)	(10,789,377)	(196,967)	(3,499,762)

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$235,227	54,688	118,316	248,872	1,775,767	98,156	1,597	367,173
Mortality and expense risk charges (note 2)	(117,714)	(281,949)	(437,969)	(287,531)	(366,730)	(168,665)	(7,050)	(208,724)

Net investment income (loss)	117,513	(227,261)	(319,653)	(38,659)	1,409,037	(70,509)	(5,453)	158,449

Realized gain (loss) on investments	6,766	1,495,458	2,286,650	830,761	(314,158)	491,152	5,278	220,498
Change in unrealized gain (loss) on investments	(410,533)	(4,860,883)	(6,293,038)	(3,510,707)	(2,357,244)	(3,273,466)	(78,157)	(3,328,702)

Net gain (loss) on investments	(403,767)	(3,365,425)	(4,006,388)	(2,679,946)	(2,671,402)	(2,782,314)	(72,879)	(3,108,204)

Reinvested capital gains	37,594	1,280,477	3,751,104	1,988,434	-	-	-	88,858

Net increase (decrease) in contract owners’ equity resulting from operations	$(248,660)	(2,312,209)	(574,937)	(730,171)	(1,262,365)	(2,852,823)	(78,332)	(2,860,897)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$826	321,921	1,890	18,366	51,744	218,162	103,964	170,948
Mortality and expense risk charges (note 2)	(618)	(668,354)	(4,364)	(37,952)	(31,627)	(115,813)	(58,940)	(83,565)

Net investment income (loss)	208	(346,433)	(2,474)	(19,586)	20,117	102,349	45,024	87,383

Realized gain (loss) on investments	639	2,457,110	13,136	(1,927)	13,363	(74,219)	(67,976)	(83,388)
Change in unrealized gain (loss) on investments	(8,655)	(11,427,406)	(84,439)	(422,274)	(414,320)	(1,255,178)	(706,172)	(330,095)

Net gain (loss) on investments	(8,016)	(8,970,296)	(71,303)	(424,201)	(400,957)	(1,329,397)	(774,148)	(413,483)

Reinvested capital gains	222	6,235,258	44,003	304,074	54,343	508,461	246,245	44,723

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,586)	(3,081,471)	(29,774)	(139,713)	(326,497)	(718,587)	(482,879)	(281,377)

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$297,412	119,121	117,527	162,633	16,707	87,228	1,082,370	2,600
Mortality and expense risk charges (note 2)	(180,556)	(86,139)	(61,119)	(60,173)	(11,449)	(41,950)	(1,098,066)	(6,416)

Net investment income (loss)	116,856	32,982	56,408	102,460	5,258	45,278	(15,696)	(3,816)

Realized gain (loss) on investments	97,541	(230,297)	8,076	(38,111)	(1,067)	(18,165)	7,547,732	29,663
Change in unrealized gain (loss) on investments	(2,085,276)	(800,662)	(592,537)	(147,945)	(20,277)	(126,742)	(7,991,152)	(31,530)

Net gain (loss) on investments	(1,987,735)	(1,030,959)	(584,461)	(186,056)	(21,344)	(144,907)	(443,420)	(1,867)

Reinvested capital gains	699,797	352,038	217,506	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,171,082)	(645,939)	(310,547)	(83,596)	(16,086)	(99,629)	(459,116)	(5,683)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GBF	GBF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$1,743,553	24,653	95,938	440,789	157,735	31,770	477,979	2,530,915
Mortality and expense risk charges (note 2)	(928,983)	(25,068)	(49,403)	(379,099)	(96,524)	(21,839)	(304,678)	(1,765,695)

Net investment income (loss)	814,570	(415)	46,535	61,690	61,211	9,931	173,301	765,220

Realized gain (loss) on investments	(1,995,011)	(53,226)	28,702	1,462,636	183,257	10,914	(275,200)	6,965,918
Change in unrealized gain (loss) on investments	38,387	19,372	(723,701)	(6,892,039)	(1,069,556)	(286,318)	(1,124,504)	(28,749,619)

Net gain (loss) on investments	(1,956,624)	(33,854)	(694,999)	(5,429,403)	(886,299)	(275,404)	(1,399,704)	(21,783,701)

Reinvested capital gains	-	-	-	2,457,593	339,815	112,411	485,943	11,585,070

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,142,054)	(34,269)	(648,464)	(2,910,120)	(485,273)	(153,062)	(740,460)	(9,433,411)

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1
Reinvested dividends	$1,233,573	694,934	1,128,932	1,821,828	366,229	226,883	12,989	64,685
Mortality and expense risk charges (note 2)	(981,162)	(477,377)	(1,006,487)	(1,479,812)	(380,362)	(61,835)	(5,209)	(253,024)

Net investment income (loss)	252,411	217,557	122,445	342,016	(14,133)	165,048	7,780	(188,339)

Realized gain (loss) on investments	2,903,633	1,453,355	5,394,104	-	(329,289)	(10,295)	(302)	275,497
Change in unrealized gain (loss) on investments	(17,225,404)	(5,542,914)	(23,815,718)	-	(8,329,493)	(1,128,996)	(68,355)	(3,818,492)

Net gain (loss) on investments	(14,321,771)	(4,089,559)	(18,421,614)	-	(8,658,782)	(1,139,291)	(68,657)	(3,542,995)

Reinvested capital gains	7,392,177	2,058,021	8,060,597	1,153	2,594,608	-	-	3,012,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,677,183)	(1,813,981)	(10,238,572)	343,169	(6,078,307)	(974,243)	(60,877)	(718,854)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2
Reinvested dividends	$140	103,235	22,314	-	-	582,160	-	-
Mortality and expense risk charges (note 2)	(5,409)	(80,445)	(32,279)	(815,999)	(71,800)	(651,603)	(266,056)	(5,126)

Net investment income (loss)	(5,269)	22,790	(9,965)	(815,999)	(71,800)	(69,443)	(266,056)	(5,126)

Realized gain (loss) on investments	11,723	(212,682)	106,070	3,694,551	66,727	154,134	(635,481)	(9,107)
Change in unrealized gain (loss) on investments	(58,986)	(1,357,832)	(524,188)	(20,454,156)	(1,412,793)	(17,466,053)	(3,340,027)	(45,716)

Net gain (loss) on investments	(47,263)	(1,570,514)	(418,118)	(16,759,605)	(1,346,066)	(17,311,919)	(3,975,508)	(54,823)

Reinvested capital gains	40,488	684,960	185,037	12,930,050	1,020,567	9,641,926	2,581,788	30,083

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,044)	(862,764)	(243,046)	(4,645,554)	(397,299)	(7,739,436)	(1,659,776)	(29,866)

Investment Activity:	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$532,670	2,678	9,666	-	912,798	109,017	2,848,823	30,467
Mortality and expense risk charges (note 2)	(903,635)	(12,689)	(917,765)	(19,018)	(392,227)	(61,885)	(4,223,438)	(113,263)

Net investment income (loss)	(370,965)	(10,011)	(908,099)	(19,018)	520,571	47,132	(1,374,615)	(82,796)

Realized gain (loss) on investments	3,964,018	18,695	3,845,880	34,456	301,133	(33,008)	14,527,686	354,722
Change in unrealized gain (loss) on investments	(30,772,349)	(227,465)	(32,540,785)	(397,772)	(2,050,938)	(33,889)	(52,705,116)	(925,156)

Net gain (loss) on investments	(26,808,331)	(208,770)	(28,694,905)	(363,316)	(1,749,805)	(66,897)	(38,177,430)	(570,434)

Reinvested capital gains	13,379,636	108,284	19,499,449	250,344	-	-	35,148,265	560,811

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,799,660)	(110,497)	(10,103,555)	(131,990)	(1,229,234)	(19,765)	(4,403,780)	(92,419)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$45,386	373,850	1,030,738	9,933	30,485	5,864	5,916	9,225
Mortality and expense risk charges (note 2)	(28,453)	(246,007)	(644,691)	(6,246)	(20,742)	(3,415)	(3,417)	(5,734)

Net investment income (loss)	16,933	127,843	386,047	3,687	9,743	2,449	2,499	3,491

Realized gain (loss) on investments	(42,939)	1,549,387	(4,621,526)	5,985	25,449	3,414	4,523	5,679
Change in unrealized gain (loss) on investments	(416,452)	(5,369,798)	1,328,459	(93,357)	(328,692)	(46,620)	(40,861)	(77,940)

Net gain (loss) on investments	(459,391)	(3,820,411)	(3,293,067)	(87,372)	(303,243)	(43,206)	(36,338)	(72,261)

Reinvested capital gains	26,134	2,059,954	-	22,795	68,732	15,084	10,846	31,287

Net increase (decrease) in contract owners’ equity resulting from operations	$(416,324)	(1,632,614)	(2,907,020)	(60,890)	(224,768)	(25,673)	(22,993)	(37,483)

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMGP	AMCG	AMMCGS
Reinvested dividends	$1,088	37,450	354,779	1,624	180,732	1,124	-	-
Mortality and expense risk charges (note 2)	(546)	(40,925)	(271,584)	(2,251)	(140,269)	(4,212)	(4,866)	(17,993)

Net investment income (loss)	542	(3,475)	83,195	(627)	40,463	(3,088)	(4,866)	(17,993)

Realized gain (loss) on investments	1,617	64,698	1,837,339	2,886	(63,707)	3,935	665	32,213
Change in unrealized gain (loss) on investments	(7,998)	(913,629)	(4,003,192)	(27,862)	(4,887)	(42,316)	(35,935)	(222,258)

Net gain (loss) on investments	(6,381)	(848,931)	(2,165,853)	(24,976)	(68,594)	(38,381)	(35,270)	(190,045)

Reinvested capital gains	2,967	422,371	777,273	6,704	-	22,003	20,293	104,352

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,872)	(430,035)	(1,305,385)	(18,899)	(28,131)	(19,466)	(19,843)	(103,686)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	AMTP	AMSRS	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS
Reinvested dividends	$713	36,437	11,673	11,575	1,019,578	6,787	981,576	15,566
Mortality and expense risk charges (note 2)	(994)	(84,003)	(18,710)	(40,256)	(1,193,030)	(16,529)	(942,092)	(29,267)

Net investment income (loss)	(281)	(47,566)	(7,037)	(28,681)	(173,452)	(9,742)	39,484	(13,701)

Realized gain (loss) on investments	453	622,788	80,971	81,316	1,516,503	111,305	4,759,079	230,215
Change in unrealized gain (loss) on investments	(8,098)	(1,443,453)	(497,499)	(535,548)	(22,335,630)	(285,261)	(19,068,244)	(497,874)

Net gain (loss) on investments	(7,645)	(820,665)	(416,528)	(454,232)	(20,819,127)	(173,956)	(14,309,165)	(267,659)

Reinvested capital gains	6,343	407,667	36,998	272,223	7,208,371	63,298	7,383,055	151,685

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,583)	(460,564)	(386,567)	(210,690)	(13,784,208)	(120,400)	(6,886,626)	(129,675)

Investment Activity:	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$26,596	93	-	194,252	52,194	127,781	96,490	367,974
Mortality and expense risk charges (note 2)	(98,589)	(1,983)	(608,349)	(45,364)	(22,108)	(46,889)	(25,022)	(234,932)

Net investment income (loss)	(71,993)	(1,890)	(608,349)	148,888	30,086	80,892	71,468	133,042

Realized gain (loss) on investments	(12,342)	16,160	3,193,139	(107,606)	(39,779)	(36,834)	31,609	(195,295)
Change in unrealized gain (loss) on investments	(1,905,666)	(48,343)	(13,411,397)	(263,541)	(67,272)	(325,191)	(269,002)	(131,169)

Net gain (loss) on investments	(1,918,008)	(32,183)	(10,218,258)	(371,147)	(107,051)	(362,025)	(237,393)	(326,464)

Reinvested capital gains	1,095,474	20,404	7,586,567	-	-	-	25,691	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(894,527)	(13,669)	(3,240,040)	(222,259)	(76,965)	(281,133)	(140,234)	(193,422)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA	GVGMNS	GVMSAS	PVEIB
Reinvested dividends	$14,347	31,950	291,691	64,000	44,616	909	490	98
Mortality and expense risk charges (note 2)	(6,452)	(14,095)	(129,575)	(17,929)	(22,827)	(1,662)	(75)	-

Net investment income (loss)	7,895	17,855	162,116	46,071	21,789	(753)	415	98

Realized gain (loss) on investments	(12,593)	(16,691)	(124,371)	(52,552)	3,164	2,696	(14)	-
Change in unrealized gain (loss) on investments	(14,982)	(37,597)	(401,745)	(110,882)	(34,050)	(11,020)	(1,074)	(1,927)

Net gain (loss) on investments	(27,575)	(54,288)	(526,116)	(163,434)	(30,886)	(8,324)	(1,088)	(1,927)

Reinvested capital gains	-	13,954	136,990	-	4,394	2,066	-	631

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,680)	(22,479)	(227,010)	(117,363)	(4,703)	(7,011)	(673)	(1,198)

Investment Activity:	PVTIGB	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP
Reinvested dividends	$867	-	-	6,226	1,773	10,994	4,184	33,029
Mortality and expense risk charges (note 2)	(520)	(4,323)	(7,577)	(2,486)	(1,523)	(7,675)	(4,091)	(4,902)

Net investment income (loss)	347	(4,323)	(7,577)	3,740	250	3,319	93	28,127

Realized gain (loss) on investments	(1,874)	(4,771)	3,948	10,729	8,448	13,443	19,777	(2,714)
Change in unrealized gain (loss) on investments	(5,992)	(43,778)	(40,700)	(32,327)	(34,492)	(131,581)	(101,583)	(51,141)

Net gain (loss) on investments	(7,866)	(48,549)	(36,752)	(21,598)	(26,044)	(118,138)	(81,806)	(53,855)

Reinvested capital gains	-	16,795	-	-	15,161	56,796	29,954	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,519)	(36,077)	(44,329)	(17,858)	(10,633)	(58,023)	(51,759)	(25,728)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM	VWHA
Reinvested dividends	$1,922	9,916	1,066	1,445	-	-	53,740	-
Mortality and expense risk charges (note 2)	(6,364)	(19,133)	(1,119)	(1,079)	(424,439)	(50,743)	(182,530)	(83,557)

Net investment income (loss)	(4,442)	(9,217)	(53)	366	(424,439)	(50,743)	(128,790)	(83,557)

Realized gain (loss) on investments	(2,787)	55,404	796	7,107	1,785,941	75,164	369,480	(391,347)
Change in unrealized gain (loss) on investments	(121,728)	(511,802)	(28,945)	(24,936)	(3,118,993)	(1,490,328)	(4,552,985)	(1,824,236)

Net gain (loss) on investments	(124,515)	(456,398)	(28,149)	(17,829)	(1,333,052)	(1,415,164)	(4,183,505)	(2,215,583)

Reinvested capital gains	55,911	233,124	15,250	13,452	1,991,947	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,046)	(232,491)	(12,952)	(4,011)	234,456	(1,465,907)	(4,312,295)	(2,299,140)

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$1,252,229	638,249	870,361	406,841	193,142	-	101,680	14,300
Mortality and expense risk charges (note 2)	(809,478)	(449,868)	(453,537)	(961,786)	(129,182)	(33,156)	(37,340)	(53,183)

Net investment income (loss)	442,751	188,381	416,824	(554,945)	63,960	(33,156)	64,340	(38,883)

Realized gain (loss) on investments	924,658	(1,121,623)	(493,458)	2,100,862	402,810	(420,781)	(89,360)	(304,699)
Change in unrealized gain (loss) on investments	(8,107,751)	(1,181,524)	(1,352,922)	(11,777,440)	(2,817,867)	(493,871)	(26,775)	(801,927)

Net gain (loss) on investments	(7,183,093)	(2,303,147)	(1,846,380)	(9,676,578)	(2,415,057)	(914,652)	(116,135)	(1,106,626)

Reinvested capital gains	2,721,348	628,662	58,605	6,764,589	907,628	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,018,994)	(1,486,104)	(1,370,951)	(3,466,934)	(1,443,469)	(947,808)	(51,795)	(1,145,509)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$34,156	3,601,829	101,769	164,254	78,854	-	-	207,647
Mortality and expense risk charges (note 2)	(1,174,675)	(616,443)	(242,470)	(113,929)	(49,988)	(23,258)	(184,449)	(146,762)

Net investment income (loss)	(1,140,519)	2,985,386	(140,701)	50,325	28,866	(23,258)	(184,449)	60,885

Realized gain (loss) on investments	5,777,106	(1,205,473)	1,372,329	150,595	(49,326)	292,825	841,694	-
Change in unrealized gain (loss) on investments	(13,848,471)	(3,322,354)	(3,809,234)	(2,499,984)	(4,059)	37,597	(1,525,840)	-

Net gain (loss) on investments	(8,071,365)	(4,527,827)	(2,436,905)	(2,349,389)	(53,385)	330,422	(684,146)	-

Reinvested capital gains	11,668,389	-	1,304,626	287,208	-	106,202	770,843	108

Net increase (decrease) in contract owners’ equity resulting from operations	$2,456,505	(1,542,441)	(1,272,980)	(2,011,856)	(24,519)	413,366	(97,752)	60,993

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$99,040	-	158,252	6,651	620,713	337	-
Mortality and expense risk charges (note 2)	(69,098)	(696,168)	(455,935)	(66,092)	(375,498)	(2,956)	(89,478)

Net investment income (loss)	29,942	(696,168)	(297,683)	(59,441)	245,215	(2,619)	(89,478)

Realized gain (loss) on investments	(312,089)	6,914,264	567,940	(21,901)	1,516,247	14,371	310,983
Change in unrealized gain (loss) on investments	(570,042)	(16,673,417)	(15,053,578)	(1,586,593)	(5,086,545)	(41,793)	(1,511,051)

Net gain (loss) on investments	(882,131)	(9,759,153)	(14,485,638)	(1,608,494)	(3,570,298)	(27,422)	(1,200,068)

Reinvested capital gains	423,486	7,700,562	13,221,102	1,053,777	997,888	16,942	769,232

Net increase (decrease) in contract owners’ equity resulting from operations	$(428,703)	(2,754,759)	(1,562,219)	(614,158)	(2,327,195)	(13,099)	(520,314)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVMCSS		DVSCS		DSIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,861,998	7,035,043	(17,006)	(5,237)	(87,677)	(111,833)	1,620,327	1,852,619
Realized gain (loss) on investments	152,401,288	121,989,021	66,533	(51,199)	1,190,461	1,517,172	30,076,414	13,292,016
Change in unrealized gain (loss) on investments	(770,484,267)	448,758,282	(684,622)	254,911	(4,963,255)	97,000	(53,117,244)	34,358,422
Reinvested capital gains	327,900,248	157,234,281	315,066	28,553	1,360,320	1,062,543	7,113,497	7,340,773

Net increase (decrease) in contract owners’ equity resulting from operations	(280,320,733)	735,016,627	(320,029)	227,028	(2,500,151)	2,564,882	(14,307,006)	56,843,830

Equity transactions:
Purchase payments received from contract owners (note 3)	72,451,376	88,043,846	3,850	12,836	123,091	264,887	2,686,552	3,879,209
Transfers between subaccounts (including fixed account), net (note 3)	(1,704,207)	(1,330,422)	(640,774)	1,099,402	812,602	(586,029)	(12,277,592)	(6,215,816)
Redemptions (note 3)	(645,306,648)	(637,630,504)	(310,064)	(152,141)	(1,895,358)	(2,235,913)	(32,958,171)	(29,199,881)
Annuity benefits	(4,367,565)	(4,513,042)	-	-	(41,018)	(38,834)	(155,658)	(172,983)
Contract maintenance charges (note 2)	(89,326)	(110,931)	(7)	(7)	(699)	(865)	(4,430)	(5,099)
Contingent deferred sales charges (note 2)	(383,253)	(406,495)	-	(40)	(1,149)	(1,424)	(28,894)	(23,621)
Adjustments to maintain reserves	(10,581)	11,138	(49)	(61)	(138)	(1,562)	1,419	2,960

Net equity transactions	(579,410,204)	(555,936,410)	(947,044)	959,989	(1,002,669)	(2,599,740)	(42,736,774)	(31,735,231)

Net change in contract owners’ equity	(859,730,937)	179,080,217	(1,267,073)	1,187,017	(3,502,820)	(34,858)	(57,043,780)	25,108,599
Contract owners’ equity beginning of period	4,965,334,169	4,786,253,952	2,887,384	1,700,367	25,085,873	25,120,731	320,744,339	295,635,740

Contract owners’ equity end of period	$4,105,603,232	4,965,334,169	1,620,311	2,887,384	21,583,053	25,085,873	263,700,559	320,744,339

CHANGES IN UNITS:
Beginning units	219,981,048	244,932,958	212,109	142,240	726,969	809,818	10,335,915	11,452,165
Units purchased	36,665,490	30,675,485	11,370	100,460	75,883	75,426	224,921	269,763
Units redeemed	(60,407,841)	(55,627,395)	(80,717)	(30,591)	(108,132)	(158,275)	(1,580,472)	(1,386,013)

Ending units	196,238,697	219,981,048	142,762	212,109	694,720	726,969	8,980,364	10,335,915

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSRG		DSRGS		DCAP		DCAPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$253,390	26,764	(205)	(566)	70,191	120,344	(7,347)	(6,689)
Realized gain (loss) on investments	1,221,207	1,653,887	(277)	10,653	953,492	1,495,670	6,534	29,704
Change in unrealized gain (loss) on investments	(10,038,012)	773,942	(9,019)	(6,053)	(10,889,226)	3,295,184	(156,965)	43,676
Reinvested capital gains	6,852,590	2,502,213	7,051	4,852	6,356,471	6,352,063	94,757	101,684

Net increase (decrease) in contract owners’ equity resulting from operations	(1,710,825)	4,956,806	(2,450)	8,886	(3,509,072)	11,263,261	(63,021)	168,375

Equity transactions:
Purchase payments received from contract owners (note 3)	422,153	431,760	-	-	507,316	425,658	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,103,464)	(564,583)	(32)	(46)	(3,042,405)	324,046	(13,201)	(16,387)
Redemptions (note 3)	(4,208,006)	(3,731,820)	-	(40,339)	(4,456,032)	(5,314,140)	(57,067)	(156,171)
Annuity benefits	(2,717)	(3,440)	-	-	(57,776)	(52,432)	-	-
Contract maintenance charges (note 2)	(1,514)	(1,730)	-	-	(578)	(710)	-	-
Contingent deferred sales charges (note 2)	(10,423)	(6,155)	-	-	(1,916)	(3,666)	-	-
Adjustments to maintain reserves	(1,290)	(238)	4	(23)	(332)	-	(1)	(78)

Net equity transactions	(4,905,261)	(3,876,206)	(28)	(40,408)	(7,051,723)	(4,621,244)	(70,269)	(172,636)

Net change in contract owners’ equity	(6,616,086)	1,080,600	(2,478)	(31,522)	(10,560,795)	6,642,017	(133,290)	(4,261)
Contract owners’ equity beginning of period	37,697,878	36,617,278	37,366	68,888	52,751,230	46,109,213	760,544	764,805

Contract owners’ equity end of period	$31,081,792	37,697,878	34,888	37,366	42,190,435	52,751,230	627,254	760,544

CHANGES IN UNITS:
Beginning units	1,618,748	1,793,904	2,015	4,024	1,736,120	1,911,699	36,702	45,726
Units purchased	27,120	26,135	1	-	40,351	101,446	81	-
Units redeemed	(233,620)	(201,291)	(2)	(2,009)	(274,131)	(277,025)	(3,493)	(9,024)

Ending units	1,412,248	1,618,748	2,014	2,015	1,502,340	1,736,120	33,290	36,702

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSC		DVIV		ACEG2		ACC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(222)	(216)	15	10	(45,880)	(37,708)	(13,660)	4,376
Realized gain (loss) on investments	327	5,300	4	6	294,886	80,751	351,159	169,381
Change in unrealized gain (loss) on investments	(7,472)	(385)	(421)	475	(517,080)	233,420	(1,076,279)	173,557
Reinvested capital gains	3,488	202	-	-	171,600	210,968	316,810	142,628

Net increase (decrease) in contract owners’ equity resulting from operations	(3,879)	4,901	(402)	491	(96,474)	487,431	(421,970)	489,942

Equity transactions:
Purchase payments received from contract owners (note 3)	1,083	1,081	-	-	29,743	4,319	55,345	1,200
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	-	56,770	664,147	(162,352)	11,757
Redemptions (note 3)	(1,897)	(17,704)	-	-	(301,925)	(213,217)	(395,320)	(341,319)
Annuity benefits	-	-	-	-	-	(252)	(8,299)	(7,714)
Contract maintenance charges (note 2)	-	-	-	-	(12)	(38)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(80)	(211)	-	-
Adjustments to maintain reserves	2	10	(2)	(7)	43	(98)	58	(45)

Net equity transactions	(812)	(16,613)	(2)	(7)	(215,461)	454,650	(510,568)	(336,121)

Net change in contract owners’ equity	(4,691)	(11,712)	(404)	484	(311,935)	942,081	(932,538)	153,821
Contract owners’ equity beginning of period	20,758	32,470	2,271	1,787	2,608,169	1,666,088	3,554,393	3,400,572

Contract owners’ equity end of period	$16,067	20,758	1,867	2,271	2,296,234	2,608,169	2,621,855	3,554,393

CHANGES IN UNITS:
Beginning units	864	1,714	122	122	130,130	101,117	149,931	165,817
Units purchased	45	51	-	-	94,473	60,625	8,823	2,589
Units redeemed	(73)	(901)	-	-	(103,758)	(31,612)	(29,956)	(18,475)

Ending units	836	864	122	122	120,845	130,130	128,798	149,931

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACEG		AVGI		AVCE2		IVKEI1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(689)	(337)	(12)	(7)	(8,799)	(5,443)	3,928	3,400
Realized gain (loss) on investments	3,410	662	-	-	11,729	43,596	10,829	1,469
Change in unrealized gain (loss) on investments	(8,008)	4,157	(536)	185	(80,759)	(13,599)	(77,147)	21,500
Reinvested capital gains	3,497	1,990	209	162	28,931	25,167	18,213	8,338

Net increase (decrease) in contract owners’ equity resulting from operations	(1,790)	6,472	(339)	340	(48,898)	49,721	(44,177)	34,707

Equity transactions:
Purchase payments received from contract owners (note 3)	482	27,277	-	-	-	-	393	510
Transfers between subaccounts (including fixed account), net (note 3)	(1,205)	(1,226)	-	-	329	147	27	150,940
Redemptions (note 3)	(5,830)	(72)	-	-	(32,051)	(109,941)	(68,316)	(5,222)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(13)	(3)	(4)	14	(17)	12	(29)

Net equity transactions	(6,566)	25,966	(3)	(4)	(31,708)	(109,811)	(67,884)	146,199

Net change in contract owners’ equity	(8,356)	32,438	(342)	336	(80,606)	(60,090)	(112,061)	180,906
Contract owners’ equity beginning of period	54,489	22,051	3,222	2,886	451,855	511,945	479,522	298,616

Contract owners’ equity end of period	$46,133	54,489	2,880	3,222	371,249	451,855	367,461	479,522

CHANGES IN UNITS:
Beginning units	2,882	1,464	144	144	27,025	33,768	29,424	20,133
Units purchased	24	1,492	-	-	19	8	26	9,649
Units redeemed	(345)	(74)	-	-	(1,979)	(6,751)	(4,175)	(358)

Ending units	2,561	2,882	144	144	25,065	27,025	25,275	29,424

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVHS		IVRE		IVMCC2		IVKMG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,481)	(2,399)	5,673	4,056	(2,227)	(3,540)	(17,272)	(13,881)
Realized gain (loss) on investments	(5,060)	(6,873)	235	4,623	(5,425)	486	24,410	(30,084)
Change in unrealized gain (loss) on investments	(33,064)	38,692	(23,508)	12,835	(48,862)	49,810	(236,877)	161,831
Reinvested capital gains	40,622	15,202	2,504	3,333	25,314	9,730	150,476	73,542

Net increase (decrease) in contract owners’ equity resulting from operations	(983)	44,622	(15,096)	24,847	(31,200)	56,486	(79,263)	191,408

Equity transactions:
Purchase payments received from contract owners (note 3)	10,222	9,606	16,801	8,512	32,645	-	109	73,978
Transfers between subaccounts (including fixed account), net (note 3)	12,405	(51,501)	(16,438)	7,014	15,947	11,614	(9,404)	205,954
Redemptions (note 3)	(17,703)	(26,195)	(13,357)	(48,372)	(327,998)	(17,673)	(136,372)	(88,541)
Annuity benefits	-	-	-	-	-	-	(4,971)	(4,985)
Contract maintenance charges (note 2)	-	-	-	-	(1)	(4)	(19)	(24)
Contingent deferred sales charges (note 2)	(233)	(226)	(85)	(119)	(8)	-	-	-
Adjustments to maintain reserves	71	(84)	19	13	(10)	(21)	(21)	47

Net equity transactions	4,762	(68,400)	(13,060)	(32,952)	(279,425)	(6,084)	(150,678)	186,429

Net change in contract owners’ equity	3,779	(23,778)	(28,156)	(8,105)	(310,625)	50,402	(229,941)	377,837
Contract owners’ equity beginning of period	295,183	318,961	217,119	225,224	472,560	422,158	1,258,075	880,238

Contract owners’ equity end of period	$298,962	295,183	188,963	217,119	161,935	472,560	1,028,134	1,258,075

CHANGES IN UNITS:
Beginning units	13,070	16,171	14,768	17,134	30,149	30,540	70,739	57,671
Units purchased	1,221	671	1,556	1,287	3,495	3,676	35,477	23,691
Units redeemed	(1,027)	(3,772)	(2,470)	(3,653)	(21,796)	(4,067)	(44,194)	(10,623)

Ending units	13,264	13,070	13,854	14,768	11,848	30,149	62,022	70,739

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	HVSIT		ALVGIB		ALVIVB		ALVPGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(708)	(856)	(9,322)	(4,778)	40	-	(18,327)	(15,725)
Realized gain (loss) on investments	(671)	(16,075)	140,621	107,992	(2)	-	187,230	137,849
Change in unrealized gain (loss) on investments	(13,645)	21,651	(253,448)	(44,097)	(1,792)	-	(265,658)	55,660
Reinvested capital gains	6,833	21,080	81,585	79,379	-	-	116,555	46,174

Net increase (decrease) in contract owners’ equity resulting from operations	(8,191)	25,800	(40,564)	138,496	(1,754)	-	19,800	223,958

Equity transactions:
Purchase payments received from contract owners (note 3)	1,050	5,689	-	12,703	-	-	37,837	184,180
Transfers between subaccounts (including fixed account), net (note 3)	15,017	(11,280)	21,616	(3,655)	11,813	-	(105,073)	31,649
Redemptions (note 3)	(43,804)	(27,847)	(254,021)	(161,239)	-	-	(142,535)	(156,545)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(22)	15	(42)	(1)	-	(13)	(75)

Net equity transactions	(27,741)	(33,460)	(232,390)	(152,234)	11,812	-	(209,784)	59,209

Net change in contract owners’ equity	(35,932)	(7,660)	(272,954)	(13,738)	10,058	-	(189,984)	283,167
Contract owners’ equity beginning of period	165,328	172,988	868,178	881,916	-	-	1,033,862	750,695

Contract owners’ equity end of period	$129,396	165,328	595,224	868,178	10,058	-	843,878	1,033,862

CHANGES IN UNITS:
Beginning units	8,282	10,078	38,705	45,576	-	-	42,451	39,436
Units purchased	4,784	835	1,658	614	1,311	-	6,890	11,905
Units redeemed	(6,013)	(2,631)	(11,716)	(7,485)	-	-	(14,645)	(8,890)

Ending units	7,053	8,282	28,647	38,705	1,311	-	34,696	42,451

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVDAB		ALVSVB		ACVIG		ACVIG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,857	3,023	(62,583)	(67,092)	422,450	678,045	(1,419)	918
Realized gain (loss) on investments	7,860	11,608	(12,000)	(233,304)	2,616,522	2,577,924	18,603	65,237
Change in unrealized gain (loss) on investments	(54,048)	46,677	(1,174,643)	621,916	(11,093,937)	5,076,336	(124,558)	15,600
Reinvested capital gains	639	-	422,588	267,874	4,134,170	1,295,359	43,389	14,016

Net increase (decrease) in contract owners’ equity resulting from operations	(43,692)	61,308	(826,638)	589,394	(3,920,795)	9,627,664	(63,985)	95,771

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,450	80,381	48,656	425,871	314,109	836	2,811
Transfers between subaccounts (including fixed account), net (note 3)	(24,049)	87,987	(230,555)	(902,603)	(987,751)	(1,749,560)	111,681	(56,610)
Redemptions (note 3)	(17,183)	(31,438)	(374,861)	(735,234)	(5,496,883)	(5,499,886)	(27,867)	(61,669)
Annuity benefits	-	-	(36,852)	(35,569)	(23,296)	(23,977)	(619)	(579)
Contract maintenance charges (note 2)	(7)	(7)	(65)	(61)	(825)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(107)	(50)	(3,717)	(2,795)	-	-
Adjustments to maintain reserves	10	(52)	262	(399)	94	(2,113)	69	175

Net equity transactions	(41,229)	61,940	(561,797)	(1,625,260)	(6,086,507)	(6,965,192)	84,100	(115,872)

Net change in contract owners’ equity	(84,921)	123,248	(1,388,435)	(1,035,866)	(10,007,302)	2,662,472	20,115	(20,101)
Contract owners’ equity beginning of period	558,017	434,769	5,632,584	6,668,450	56,535,327	53,872,855	579,336	599,437

Contract owners’ equity end of period	$473,096	558,017	4,244,149	5,632,584	46,528,025	56,535,327	599,451	579,336

CHANGES IN UNITS:
Beginning units	42,817	37,760	209,462	283,349	1,917,968	2,176,556	26,363	32,344
Units purchased	1,573	12,879	21,266	28,285	52,885	49,591	4,820	1,666
Units redeemed	(4,731)	(7,822)	(40,814)	(102,172)	(255,936)	(308,179)	(1,348)	(7,647)

Ending units	39,659	42,817	189,914	209,462	1,714,917	1,917,968	29,835	26,363

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$373,398	370,496	1,991	(3,730)	48,623	79,972	(3,333)	(2,606)
Realized gain (loss) on investments	(794,929)	(724,960)	47,117	70,260	486,833	1,279,805	43,901	33,436
Change in unrealized gain (loss) on investments	(498,047)	990,954	(394,655)	303,809	(3,862,412)	130,562	(173,839)	18,794
Reinvested capital gains	-	-	99,531	-	1,069,429	402,236	42,182	14,168

Net increase (decrease) in contract owners’ equity resulting from operations	(919,578)	636,490	(246,016)	370,339	(2,257,527)	1,892,575	(91,089)	63,792

Equity transactions:
Purchase payments received from contract owners (note 3)	166,587	248,685	33,743	31,861	218,639	408,450	87	-
Transfers between subaccounts (including fixed account), net (note 3)	(265,839)	329,729	351	(43,197)	(1,185,897)	(1,263,640)	(37,999)	-
Redemptions (note 3)	(3,254,291)	(3,902,493)	(103,537)	(123,074)	(1,455,112)	(2,305,399)	(16,715)	(21,567)
Annuity benefits	(74,960)	(79,886)	(1,341)	(1,885)	(1,600)	(1,572)	(33,183)	(35,761)
Contract maintenance charges (note 2)	(170)	(250)	-	-	(294)	(307)	7	(15)
Contingent deferred sales charges (note 2)	(1,338)	(4,540)	(816)	(729)	(317)	(1,236)	-	-
Adjustments to maintain reserves	17	(365)	76	217	(22)	(320)	230	(121)

Net equity transactions	(3,429,994)	(3,409,120)	(71,524)	(136,807)	(2,424,603)	(3,164,024)	(87,573)	(57,464)

Net change in contract owners’ equity	(4,349,572)	(2,772,630)	(317,540)	233,532	(4,682,130)	(1,271,449)	(178,662)	6,328
Contract owners’ equity beginning of period	24,873,251	27,645,881	1,567,472	1,333,940	18,601,617	19,873,066	710,180	703,852

Contract owners’ equity end of period	$20,523,679	24,873,251	1,249,932	1,567,472	13,919,487	18,601,617	531,518	710,180

CHANGES IN UNITS:
Beginning units	1,666,760	1,904,346	67,928	75,002	700,119	825,875	-	-
Units purchased	95,841	125,457	2,536	4,438	37,146	125,935	-	-
Units redeemed	(336,604)	(363,043)	(5,769)	(11,512)	(129,630)	(251,691)	-	-

Ending units	1,425,997	1,666,760	64,695	67,928	607,635	700,119	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVU1		ACVV		BRVHY3		BRVTR3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(483)	(350)	9,775	11,518	84,031	54,770	16,376	14,442
Realized gain (loss) on investments	1,968	199	244,022	265,339	(74,035)	26,244	(6,941)	223
Change in unrealized gain (loss) on investments	(5,015)	5,454	(412,326)	(128,232)	(101,825)	(4,860)	(32,228)	10,168
Reinvested capital gains	2,974	1,161	117	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(556)	6,464	(158,412)	148,625	(91,829)	76,154	(22,793)	24,833

Equity transactions:
Purchase payments received from contract owners (note 3)	10	-	17,250	28,553	38,963	23,795	1,115	24,446
Transfers between subaccounts (including fixed account), net (note 3)	4,151	-	(123,698)	47,673	258,489	682,483	75,300	293,028
Redemptions (note 3)	(3,879)	-	(297,422)	(285,979)	(212,226)	(188,350)	(133,493)	(325,592)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	7	-	(8)	(12)	-	-
Contingent deferred sales charges (note 2)	-	-	(622)	(1,156)	-	(50)	(213)	(29)
Adjustments to maintain reserves	(58)	3	439	(2,168)	84	(65)	(8)	(38)

Net equity transactions	224	3	(404,046)	(213,077)	85,302	517,801	(57,299)	(8,185)

Net change in contract owners’ equity	(332)	6,467	(562,458)	(64,452)	(6,527)	593,955	(80,092)	16,648
Contract owners’ equity beginning of period	28,079	21,612	2,012,745	2,077,197	1,665,006	1,071,051	1,298,726	1,282,078

Contract owners’ equity end of period	$27,747	28,079	1,450,287	2,012,745	1,658,479	1,665,006	1,218,634	1,298,726

CHANGES IN UNITS:
Beginning units	1,197	1,197	50,241	55,773	152,696	104,058	127,999	128,933
Units purchased	150	-	1,792	6,805	207,210	136,210	18,126	45,492
Units redeemed	(150)	-	(11,180)	(12,337)	(201,614)	(87,572)	(23,848)	(46,426)

Ending units	1,197	1,197	40,853	50,241	158,292	152,696	122,277	127,999

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVED3		MLVGA3		CLVHY2		DWVSVS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,592	13,759	(106,668)	39,014	9,839	(91)	(21,058)	(20,781)
Realized gain (loss) on investments	85,132	115,916	20,378	200,881	(3,546)	(501)	126,588	286,053
Change in unrealized gain (loss) on investments	(617,006)	74,948	(3,397,927)	3,043,848	(18,964)	1,064	(1,058,319)	(28,169)
Reinvested capital gains	234,669	160,984	1,148,687	372,293	-	-	265,338	154,061

Net increase (decrease) in contract owners’ equity resulting from operations	(279,613)	365,607	(2,335,530)	3,656,036	(12,671)	472	(687,451)	391,164

Equity transactions:
Purchase payments received from contract owners (note 3)	45,510	232,347	250,240	401,556	367	28,657	55,247	183,076
Transfers between subaccounts (including fixed account), net (note 3)	68,502	1,063,989	(3,007,520)	919,488	45,942	173,000	(63,548)	(414,548)
Redemptions (note 3)	(121,456)	(312,359)	(3,494,851)	(3,379,019)	(21,193)	(3,868)	(253,324)	(695,319)
Annuity benefits	-	-	(4,487)	(5,529)	-	-	-	-
Contract maintenance charges (note 2)	(8)	(5)	(189)	(233)	(1)	-	(30)	(22)
Contingent deferred sales charges (note 2)	-	-	(2,306)	(1,494)	(277)	-	(29)	-
Adjustments to maintain reserves	(23)	(58)	48	(450)	3	(9)	(16)	(181)

Net equity transactions	(7,475)	983,914	(6,259,065)	(2,065,681)	24,841	197,780	(261,700)	(926,994)

Net change in contract owners’ equity	(287,088)	1,349,521	(8,594,595)	1,590,355	12,170	198,252	(949,151)	(535,830)
Contract owners’ equity beginning of period	3,239,435	1,889,914	32,425,395	30,835,040	198,252	-	3,876,272	4,412,102

Contract owners’ equity end of period	$2,952,347	3,239,435	23,830,800	32,425,395	210,422	198,252	2,927,121	3,876,272

CHANGES IN UNITS:
Beginning units	250,682	168,473	1,849,976	1,974,068	19,387	-	228,991	287,945
Units purchased	55,117	164,065	53,980	208,223	10,263	24,548	54,073	124,565
Units redeemed	(55,783)	(81,856)	(418,224)	(332,315)	(8,003)	(5,161)	(72,537)	(183,519)

Ending units	250,016	250,682	1,485,732	1,849,976	21,647	19,387	210,527	228,991

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ETVFR		FCA2S		FVU2S		FHIBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$333,229	208,777	2,022	(665)	(670)	-	60,684	55,009
Realized gain (loss) on investments	29,155	109,999	(18,869)	(11,345)	30	-	(4,743)	4,134
Change in unrealized gain (loss) on investments	(631,241)	(100,429)	15,001	23,768	(8,433)	-	(108,658)	(6,625)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(268,857)	218,347	(1,846)	11,758	(9,073)	-	(52,717)	52,518

Equity transactions:
Purchase payments received from contract owners (note 3)	93,849	117,302	518	675	229	-	12,344	4,234
Transfers between subaccounts (including fixed account), net (note 3)	6,689,096	880,442	(100,849)	(26,638)	101,300	-	18,743	43,468
Redemptions (note 3)	(1,453,022)	(840,867)	(25,541)	(29,963)	(7,226)	-	(131,342)	(182,549)
Annuity benefits	-	-	-	-	-	-	(210)	(218)
Contract maintenance charges (note 2)	(7)	(12)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(459)	(5)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,939)	1,635	(25)	(15)	5	-	37	37

Net equity transactions	5,327,518	158,495	(125,897)	(55,941)	94,308	-	(100,428)	(135,028)

Net change in contract owners’ equity	5,058,661	376,842	(127,743)	(44,183)	85,235	-	(153,145)	(82,510)
Contract owners’ equity beginning of period	9,592,355	9,215,513	127,743	171,926	-	-	1,087,872	1,170,382

Contract owners’ equity end of period	$14,651,016	9,592,355	-	127,743	85,235	-	934,727	1,087,872

CHANGES IN UNITS:
Beginning units	896,853	881,011	11,523	16,860	-	-	47,922	53,752
Units purchased	690,438	214,418	619	97	10,155	-	1,502	2,339
Units redeemed	(200,992)	(198,576)	(12,142)	(5,434)	(717)	-	(5,898)	(8,169)

Ending units	1,386,299	896,853	-	11,523	9,438	-	43,526	47,922

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FQB		FQBS		FVSS2		FB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,100,662	1,324,015	18,785	27,692	(3,185)	(2,335)	14,709	8,003
Realized gain (loss) on investments	858,701	988,142	(6,729)	(3,440)	12,460	22,635	79,959	26,233
Change in unrealized gain (loss) on investments	(2,993,645)	(565,817)	(62,502)	19,749	(70,903)	(43,823)	(541,997)	143,246
Reinvested capital gains	-	-	-	-	11,860	68,475	146,464	37,696

Net increase (decrease) in contract owners’ equity resulting from operations	(1,034,282)	1,746,340	(50,446)	44,001	(49,768)	44,952	(300,865)	215,178

Equity transactions:
Purchase payments received from contract owners (note 3)	557,309	757,878	1,101	47,331	1,780	1,665	118,921	34,808
Transfers between subaccounts (including fixed account), net (note 3)	(1,084,866)	755,867	2,115	(170,480)	348	16,040	2,486,050	1,421,115
Redemptions (note 3)	(6,639,299)	(7,012,698)	(102,015)	(303,241)	(32,713)	(56,348)	(470,563)	(207,102)
Annuity benefits	(55,916)	(57,485)	(856)	(894)	-	-	-	-
Contract maintenance charges (note 2)	(526)	(613)	-	-	-	-	(22)	(13)
Contingent deferred sales charges (note 2)	(3,324)	(2,232)	-	-	-	-	-	-
Adjustments to maintain reserves	(163)	459	(7)	147	-	(42)	(24)	(29)

Net equity transactions	(7,226,785)	(5,558,824)	(99,662)	(427,137)	(30,585)	(38,685)	2,134,362	1,248,779

Net change in contract owners’ equity	(8,261,067)	(3,812,484)	(150,108)	(383,136)	(80,353)	6,267	1,833,497	1,463,957
Contract owners’ equity beginning of period	59,324,005	63,136,489	1,933,101	2,316,237	284,921	278,654	2,344,092	880,135

Contract owners’ equity end of period	$51,062,938	59,324,005	1,782,993	1,933,101	204,568	284,921	4,177,589	2,344,092

CHANGES IN UNITS:
Beginning units	3,052,862	3,339,797	133,810	164,285	11,734	13,418	195,160	84,218
Units purchased	100,966	201,689	3,075	8,609	105	819	268,980	147,047
Units redeemed	(480,063)	(488,624)	(10,001)	(39,084)	(1,437)	(2,503)	(95,948)	(36,105)

Ending units	2,673,765	3,052,862	126,884	133,810	10,402	11,734	368,192	195,160

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FCS		FNRS2		FEIS		FEI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(70,895)	(29,177)	(42,792)	20,090	1,658,811	846,371	2,207	(12,558)
Realized gain (loss) on investments	348,578	352,116	(470,315)	(888,042)	1,156,307	(1,684,241)	157,357	211,330
Change in unrealized gain (loss) on investments	(2,388,800)	1,446,179	(1,783,792)	130,319	(26,300,851)	16,990,913	(629,468)	87,335
Reinvested capital gains	1,186,513	710,724	8,805	5,084	8,091,905	3,842,678	162,396	77,103

Net increase (decrease) in contract owners’ equity resulting from operations	(924,604)	2,479,842	(2,288,094)	(732,549)	(15,393,828)	19,995,721	(307,508)	363,210

Equity transactions:
Purchase payments received from contract owners (note 3)	167,595	183,780	207,277	280,849	1,580,723	2,324,011	1,055	1,243
Transfers between subaccounts (including fixed account), net (note 3)	(320,992)	(241,476)	(631,127)	(2,806,055)	(3,560,920)	(3,992,124)	(182,222)	(1,254)
Redemptions (note 3)	(1,027,810)	(1,223,800)	(973,238)	(1,153,816)	(19,426,157)	(22,592,283)	(477,741)	(424,440)
Annuity benefits	(170)	-	(4,391)	(15,659)	(150,455)	(168,426)	(372)	(342)
Contract maintenance charges (note 2)	(3)	(15)	(414)	(507)	(1,952)	(2,290)	-	-
Contingent deferred sales charges (note 2)	(6,538)	(7,882)	(3,324)	(1,340)	(12,141)	(10,484)	-	-
Adjustments to maintain reserves	(1,542)	(5,040)	(190)	(68)	(2,710)	12,925	33	(17)

Net equity transactions	(1,189,460)	(1,294,433)	(1,405,407)	(3,696,596)	(21,573,612)	(24,428,671)	(659,247)	(424,810)

Net change in contract owners’ equity	(2,114,064)	1,185,409	(3,693,501)	(4,429,145)	(36,967,440)	(4,432,950)	(966,755)	(61,600)
Contract owners’ equity beginning of period	13,833,586	12,648,177	10,149,734	14,578,879	183,023,702	187,456,652	3,580,418	3,642,018

Contract owners’ equity end of period	$11,719,522	13,833,586	6,456,233	10,149,734	146,056,262	183,023,702	2,613,663	3,580,418

CHANGES IN UNITS:
Beginning units	319,729	351,906	939,861	1,298,045	6,336,548	7,244,248	175,487	197,716
Units purchased	6,430	6,496	1,062,305	152,624	137,931	209,946	3,227	4,143
Units redeemed	(32,530)	(38,673)	(1,197,979)	(510,808)	(894,719)	(1,117,646)	(35,437)	(26,372)

Ending units	293,629	319,729	804,187	939,861	5,579,760	6,336,548	143,277	175,487

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S		FF10S2		FF20S		FF20S2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$21,901	25,782	(239)	(302)	33,320	49,300	(761)	(802)
Realized gain (loss) on investments	288,129	208,706	360	1,952	390,875	197,492	5,161	6,410
Change in unrealized gain (loss) on investments	(882,028)	502,081	(3,213)	1,422	(1,643,293)	1,149,910	(17,029)	7,000
Reinvested capital gains	223,623	162,521	972	800	401,661	343,516	3,747	3,384

Net increase (decrease) in contract owners’ equity resulting from operations	(348,375)	899,090	(2,120)	3,872	(817,437)	1,740,218	(8,882)	15,992

Equity transactions:
Purchase payments received from contract owners (note 3)	63,509	20,676	-	-	146,769	195,465	-	-
Transfers between subaccounts (including fixed account), net (note 3)	303,629	549,441	-	-	(272,694)	888,177	-	-
Redemptions (note 3)	(2,012,125)	(1,125,787)	(1,391)	(4,597)	(1,661,510)	(940,737)	(1,664)	(4,158)
Annuity benefits	-	-	(384)	(3,162)	-	-	(7,666)	(8,287)
Contract maintenance charges (note 2)	(52)	(32)	-	35	(485)	(583)	-	(2)
Contingent deferred sales charges (note 2)	(287)	(2,015)	-	-	(3,527)	(3,899)	-	-
Adjustments to maintain reserves	56	(170)	(1)	(7)	31	(196)	(1)	3

Net equity transactions	(1,645,270)	(557,887)	(1,776)	(7,731)	(1,791,416)	138,227	(9,331)	(12,444)

Net change in contract owners’ equity	(1,993,645)	341,203	(3,896)	(3,859)	(2,608,853)	1,878,445	(18,213)	3,548
Contract owners’ equity beginning of period	8,297,860	7,956,657	35,593	39,452	13,461,176	11,582,731	121,588	118,040

Contract owners’ equity end of period	$6,304,215	8,297,860	31,697	35,593	10,852,323	13,461,176	103,375	121,588

CHANGES IN UNITS:
Beginning units	501,255	537,118	-	-	788,462	781,626	-	-
Units purchased	50,125	51,569	-	-	60,922	91,462	-	-
Units redeemed	(152,395)	(87,432)	-	-	(166,180)	(84,626)	-	-

Ending units	398,985	501,255	-	-	683,204	788,462	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S		FF30S2		FGI2		FGOS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12,419	19,496	(1,382)	(1,276)	(4,683)	123	(12,054)	(9,226)
Realized gain (loss) on investments	198,407	314,979	14,813	12,583	9,739	30,683	43,723	58,835
Change in unrealized gain (loss) on investments	(1,148,172)	722,970	(41,471)	24,349	(108,188)	37,392	26,595	102,076
Reinvested capital gains	210,486	267,118	6,436	9,547	29,772	12,954	65,415	135,110

Net increase (decrease) in contract owners’ equity resulting from operations	(726,860)	1,324,563	(21,604)	45,203	(73,360)	81,152	123,679	286,795

Equity transactions:
Purchase payments received from contract owners (note 3)	142,784	267,341	65	-	16,010	43,315	18,229	19,252
Transfers between subaccounts (including fixed account), net (note 3)	1,313,403	884,126	-	(2,042)	(33,331)	205,362	(40,137)	(28,810)
Redemptions (note 3)	(1,217,779)	(1,772,847)	(30,890)	(24,111)	(55,149)	(114,797)	(31,964)	(119,430)
Annuity benefits	(2,193)	(2,087)	(11,141)	(11,224)	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(1,178)	74	(6)	(5)	(4)	-	-
Contingent deferred sales charges (note 2)	(4,934)	(5,809)	-	-	-	(306)	(288)	(382)
Adjustments to maintain reserves	(20)	(205)	10	(316)	(3)	(63)	315	101

Net equity transactions	230,241	(630,659)	(41,882)	(37,699)	(72,478)	133,507	(53,845)	(129,269)

Net change in contract owners’ equity	(496,619)	693,904	(63,486)	7,504	(145,838)	214,659	69,834	157,526
Contract owners’ equity beginning of period	7,687,464	6,993,560	261,895	254,391	627,878	413,219	1,084,022	926,496

Contract owners’ equity end of period	$7,190,845	7,687,464	198,409	261,895	482,040	627,878	1,153,856	1,084,022

CHANGES IN UNITS:
Beginning units	425,270	462,711	-	-	48,233	36,647	44,345	50,374
Units purchased	123,718	90,265	-	-	26,673	48,369	1,122	2,138
Units redeemed	(111,775)	(127,706)	-	-	(33,648)	(36,783)	(2,999)	(8,167)

Ending units	437,213	425,270	-	-	41,258	48,233	42,468	44,345

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FGS		FG2		FHIS		FIGBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,663,983)	(1,579,506)	(43,053)	(38,271)	2,019,875	1,695,143	362,549	385,424
Realized gain (loss) on investments	14,856,985	11,880,465	265,227	182,951	(765,629)	3,150,314	(310,648)	(16,051)
Change in unrealized gain (loss) on investments	(38,184,837)	24,384,362	(600,756)	298,970	(4,059,084)	(1,548,065)	(837,702)	456,810
Reinvested capital gains	24,637,661	11,762,572	340,035	162,200	-	-	196,597	151,394

Net increase (decrease) in contract owners’ equity resulting from operations	(354,174)	46,447,893	(38,547)	605,850	(2,804,838)	3,297,392	(589,204)	977,577

Equity transactions:
Purchase payments received from contract owners (note 3)	1,336,103	2,283,095	41,674	892	270,051	664,503	218,255	511,561
Transfers between subaccounts (including fixed account), net (note 3)	(4,184,001)	(227,622)	49,374	79,384	591,718	(12,993,885)	345,249	895,053
Redemptions (note 3)	(19,908,648)	(19,450,022)	(304,240)	(281,780)	(5,064,794)	(6,449,401)	(3,532,040)	(3,846,608)
Annuity benefits	(59,359)	(70,759)	(375)	(291)	(33,935)	(35,521)	(63,297)	(67,462)
Contract maintenance charges (note 2)	(4,120)	(4,419)	-	-	(359)	(408)	(531)	(671)
Contingent deferred sales charges (note 2)	(12,217)	(9,008)	-	-	(2,178)	(1,631)	(988)	(2,965)
Adjustments to maintain reserves	(99)	2,779	10	(79)	(746)	3,734	(293)	(1,919)

Net equity transactions	(22,832,341)	(17,475,956)	(213,557)	(201,874)	(4,240,243)	(18,812,609)	(3,033,645)	(2,513,011)

Net change in contract owners’ equity	(23,186,515)	28,971,937	(252,104)	403,976	(7,045,081)	(15,515,217)	(3,622,849)	(1,535,434)
Contract owners’ equity beginning of period	172,941,594	143,969,657	2,358,402	1,954,426	43,837,878	59,353,095	32,495,530	34,030,964

Contract owners’ equity end of period	$149,755,079	172,941,594	2,106,298	2,358,402	36,792,797	43,837,878	28,872,681	32,495,530

CHANGES IN UNITS:
Beginning units	5,430,132	6,033,833	102,679	112,937	2,362,322	3,382,223	2,053,401	2,213,017
Units purchased	203,569	329,265	10,949	8,301	3,468,690	1,082,153	134,253	174,873
Units redeemed	(857,180)	(932,966)	(19,880)	(18,559)	(3,751,174)	(2,102,054)	(328,262)	(334,489)

Ending units	4,776,521	5,430,132	93,748	102,679	2,079,838	2,362,322	1,859,392	2,053,401

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FMCS		FMC2		FOS		FO2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(140,111)	(124,914)	(62,986)	(59,654)	78,362	57,206	(6,774)	(8,591)
Realized gain (loss) on investments	646,487	376,596	114,626	186,874	348,824	1,210,512	19,845	12,468
Change in unrealized gain (loss) on investments	(6,150,428)	3,023,665	(1,048,244)	397,650	(4,728,527)	5,786,003	(208,490)	305,004
Reinvested capital gains	2,143,501	1,164,911	380,170	206,585	-	26,148	-	1,126

Net increase (decrease) in contract owners’ equity resulting from operations	(3,500,551)	4,440,258	(616,434)	731,455	(4,301,341)	7,079,869	(195,419)	310,007

Equity transactions:
Purchase payments received from contract owners (note 3)	158,900	305,160	35,921	8,966	207,512	259,074	59,077	8,468
Transfers between subaccounts (including fixed account), net (note 3)	(1,036,135)	(58,698)	(129,044)	(5,115)	(226,372)	(1,012,038)	62,461	(15,746)
Redemptions (note 3)	(2,514,501)	(3,178,247)	(529,954)	(474,797)	(3,312,241)	(2,892,213)	(208,731)	(238,958)
Annuity benefits	(1,023)	(1,064)	(89,584)	(85,493)	(30,895)	(47,144)	(512)	(444)
Contract maintenance charges (note 2)	(539)	(586)	-	12	(387)	(461)	-	-
Contingent deferred sales charges (note 2)	(2,010)	(3,313)	-	-	(888)	(1,600)	-	-
Adjustments to maintain reserves	19	174	236	65	183	(98)	17	(8)

Net equity transactions	(3,395,289)	(2,936,574)	(712,425)	(556,362)	(3,363,088)	(3,694,480)	(87,688)	(246,688)

Net change in contract owners’ equity	(6,895,840)	1,503,684	(1,328,859)	175,093	(7,664,429)	3,385,389	(283,107)	63,319
Contract owners’ equity beginning of period	26,069,533	24,565,849	4,446,601	4,271,508	29,914,963	26,529,574	1,242,549	1,179,230

Contract owners’ equity end of period	$19,173,693	26,069,533	3,117,742	4,446,601	22,250,534	29,914,963	959,442	1,242,549

CHANGES IN UNITS:
Beginning units	1,201,536	1,351,989	89,197	102,792	1,364,344	1,555,550	111,908	135,568
Units purchased	28,292	77,960	9,741	1,830	39,112	101,368	27,303	2,287
Units redeemed	(183,640)	(228,413)	(26,156)	(15,425)	(197,414)	(292,574)	(35,667)	(25,947)

Ending units	1,046,188	1,201,536	72,782	89,197	1,206,042	1,364,344	103,544	111,908

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS		FRESS2		FEMS2		FTVIS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(22,086)	20,843	7,618	1,814	417	-	1,328,330	1,319,433
Realized gain (loss) on investments	290,535	479,135	(15,520)	953	(520)	-	306,417	920,384
Change in unrealized gain (loss) on investments	(1,995,149)	(1,164,339)	(32,672)	1,239	(17,426)	-	(3,465,492)	1,318,456
Reinvested capital gains	352,459	2,069,747	14,556	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,374,241)	1,405,386	(26,018)	4,006	(17,529)	-	(1,830,745)	3,558,273

Equity transactions:
Purchase payments received from contract owners (note 3)	22,043	39,430	1,246	285	185	-	382,411	337,762
Transfers between subaccounts (including fixed account), net (note 3)	(512,997)	(158,079)	232,972	260,831	220,907	-	(3,174,798)	(4,129,067)
Redemptions (note 3)	(799,894)	(949,025)	(63,173)	(37,562)	(6,638)	-	(4,292,465)	(3,592,962)
Annuity benefits	(13,053)	(13,104)	-	-	-	-	(30,128)	(37,526)
Contract maintenance charges (note 2)	(248)	(297)	(1)	-	-	-	(283)	(388)
Contingent deferred sales charges (note 2)	(52)	(2,502)	-	-	-	-	(949)	(1,873)
Adjustments to maintain reserves	(12)	(377)	(24)	9	(13)	-	29	(614)

Net equity transactions	(1,304,213)	(1,083,954)	171,020	223,563	214,441	-	(7,116,183)	(7,424,668)

Net change in contract owners’ equity	(2,678,454)	321,432	145,002	227,569	196,912	-	(8,946,928)	(3,866,395)
Contract owners’ equity beginning of period	8,643,969	8,322,537	227,569	-	-	-	40,699,532	44,565,927

Contract owners’ equity end of period	$5,965,515	8,643,969	372,571	227,569	196,912	-	31,752,604	40,699,532

CHANGES IN UNITS:
Beginning units	300,454	341,226	22,269	-	-	-	2,292,231	2,722,160
Units purchased	4,188	15,365	34,345	26,052	24,837	-	84,666	159,188
Units redeemed	(50,723)	(56,137)	(17,240)	(3,783)	(978)	-	(488,173)	(589,117)

Ending units	253,919	300,454	39,374	22,269	23,859	-	1,888,724	2,292,231

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVRD2		FTVSV2		FTVDM2		TIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(939)	485	(22,014)	(59,590)	(15,795)	(13,333)	68,521	71,767
Realized gain (loss) on investments	39,088	32,427	(405,645)	(13,411)	855,722	(206,554)	(168,156)	(197,105)
Change in unrealized gain (loss) on investments	(113,760)	55,740	(1,929,790)	228,507	(1,599,216)	1,820,233	(637,593)	825,775
Reinvested capital gains	39,033	23,299	1,256,710	680,946	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,578)	111,951	(1,100,739)	836,452	(759,289)	1,600,346	(737,228)	700,437

Equity transactions:
Purchase payments received from contract owners (note 3)	42	-	65,334	94,660	8,785	19,563	19,364	26,654
Transfers between subaccounts (including fixed account), net (note 3)	(12,622)	(4,704)	(471,689)	(1,124,938)	(2,539,122)	2,916,842	(204,166)	247,528
Redemptions (note 3)	(41,260)	(21,456)	(1,229,488)	(1,120,444)	(301,160)	(578,585)	(535,844)	(628,822)
Annuity benefits	(45,692)	(45,651)	(25,291)	(25,623)	(10,613)	(11,236)	(8,844)	(9,068)
Contract maintenance charges (note 2)	-	(315)	(256)	(308)	(89)	(122)	(45)	(53)
Contingent deferred sales charges (note 2)	-	-	(622)	(717)	-	(2,542)	-	(83)
Adjustments to maintain reserves	97	(7)	127	(434)	(30)	(355)	7	(208)

Net equity transactions	(99,435)	(72,133)	(1,661,885)	(2,177,804)	(2,842,229)	2,343,565	(729,528)	(364,052)

Net change in contract owners’ equity	(136,013)	39,818	(2,762,624)	(1,341,352)	(3,601,518)	3,943,911	(1,466,756)	336,385
Contract owners’ equity beginning of period	672,033	632,215	9,602,781	10,944,133	7,164,487	3,220,576	5,063,610	4,727,225

Contract owners’ equity end of period	$536,020	672,033	6,840,157	9,602,781	3,562,969	7,164,487	3,596,854	5,063,610

CHANGES IN UNITS:
Beginning units	-	-	444,736	564,644	586,409	360,161	494,977	533,157
Units purchased	-	-	16,504	38,071	61,613	451,212	15,989	69,089
Units redeemed	-	-	(96,190)	(157,979)	(300,687)	(224,964)	(92,602)	(107,269)

Ending units	-	-	365,050	444,736	347,335	586,409	418,364	494,977

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVGI2		FTVFA2		JPMMV1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(246,348)	(261,611)	86,899	102,559	(27,005)	(60,409)	353	96
Realized gain (loss) on investments	(525,239)	(448,747)	(47,162)	24,353	844,629	1,233,664	4,349	1,755
Change in unrealized gain (loss) on investments	956,057	837,457	(666,495)	199,064	(3,238,549)	229,826	(7,010)	9,797
Reinvested capital gains	-	77,306	112,922	262,797	284,853	890,673	1,905	149

Net increase (decrease) in contract owners’ equity resulting from operations	184,470	204,405	(513,836)	588,773	(2,136,072)	2,293,754	(403)	11,797

Equity transactions:
Purchase payments received from contract owners (note 3)	80,641	143,351	7,900	202,109	111,268	307,965	109	-
Transfers between subaccounts (including fixed account), net (note 3)	(201,014)	901,384	(187,213)	(809,357)	(1,128,582)	(202,202)	-	-
Redemptions (note 3)	(2,515,835)	(2,385,413)	(329,971)	(1,008,008)	(1,524,533)	(3,162,964)	(10,793)	(5,626)
Annuity benefits	(4,853)	(5,789)	(1,695)	(1,825)	(2,038)	(1,988)	(568)	(529)
Contract maintenance charges (note 2)	(146)	(195)	(79)	(112)	(226)	(281)	-	(1)
Contingent deferred sales charges (note 2)	(177)	(1,019)	(21)	(1,768)	(894)	(3,675)	-	-
Adjustments to maintain reserves	(22)	(297)	14	(117)	101	(456)	-	1

Net equity transactions	(2,641,406)	(1,347,978)	(511,065)	(1,619,078)	(2,544,904)	(3,063,601)	(11,252)	(6,155)

Net change in contract owners’ equity	(2,456,936)	(1,143,573)	(1,024,901)	(1,030,305)	(4,680,976)	(769,847)	(11,655)	5,642
Contract owners’ equity beginning of period	22,993,798	24,137,371	5,254,799	6,285,104	18,984,165	19,754,012	79,092	73,450

Contract owners’ equity end of period	$20,536,862	22,993,798	4,229,898	5,254,799	14,303,189	18,984,165	67,437	79,092

CHANGES IN UNITS:
Beginning units	2,352,471	2,488,411	356,578	471,272	592,502	694,073	-	-
Units purchased	196,009	273,755	5,696	46,333	31,558	41,306	-	-
Units redeemed	(463,597)	(409,695)	(40,888)	(161,027)	(111,651)	(142,877)	-	-

Ending units	2,084,883	2,352,471	321,386	356,578	512,409	592,502	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAFBS		JACAS		JAGTS		JAIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$37,000	28,372	54,389	(966,775)	(35,314)	(230,083)	223,894	217,429
Realized gain (loss) on investments	(28,899)	1,276	385,389	1,478,256	4,003,522	2,433,827	(2,725,960)	(3,881,036)
Change in unrealized gain (loss) on investments	(59,253)	9,025	(11,129,406)	15,895,888	(5,487,393)	7,637,750	(4,225,194)	15,287,949
Reinvested capital gains	-	-	11,818,407	4,796,112	1,363,595	1,978,603	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,152)	38,673	1,128,779	21,203,481	(155,590)	11,820,097	(6,727,260)	11,624,342

Equity transactions:
Purchase payments received from contract owners (note 3)	8,217	6,710	909,451	1,040,907	918,475	386,541	448,976	582,472
Transfers between subaccounts (including fixed account), net (note 3)	257,828	385,535	(1,119,717)	(639,156)	1,237,670	3,189,085	(1,790,971)	(1,434,466)
Redemptions (note 3)	(147,063)	(164,533)	(9,471,718)	(11,228,273)	(4,500,566)	(3,800,546)	(4,462,094)	(5,047,408)
Annuity benefits	-	-	(64,406)	(62,095)	(8,088)	(6,442)	(7,685)	(13,523)
Contract maintenance charges (note 2)	(19)	(14)	(1,291)	(1,411)	(595)	(612)	(912)	(1,138)
Contingent deferred sales charges (note 2)	(285)	(908)	(6,599)	(6,669)	(2,125)	(5,842)	(5,646)	(6,998)
Adjustments to maintain reserves	(7)	(75)	245	925	93	(1,315)	(177)	(1,471)

Net equity transactions	118,671	226,715	(9,754,035)	(10,895,772)	(2,355,136)	(239,131)	(5,818,509)	(5,922,532)

Net change in contract owners’ equity	67,519	265,388	(8,625,256)	10,307,709	(2,510,726)	11,580,966	(12,545,769)	5,701,810
Contract owners’ equity beginning of period	2,096,413	1,831,025	88,206,014	77,898,305	38,688,665	27,107,699	47,124,807	41,422,997

Contract owners’ equity end of period	$2,163,932	2,096,413	79,580,758	88,206,014	36,177,939	38,688,665	34,579,038	47,124,807

CHANGES IN UNITS:
Beginning units	206,960	184,707	3,950,208	4,485,820	2,948,561	2,960,362	3,370,989	3,831,773
Units purchased	86,237	78,477	172,166	292,696	491,108	652,854	97,973	191,492
Units redeemed	(74,017)	(56,224)	(580,169)	(828,308)	(676,454)	(664,655)	(522,557)	(652,276)

Ending units	219,180	206,960	3,542,205	3,950,208	2,763,215	2,948,561	2,946,405	3,370,989

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	LZREMS		LOVTRC		M2IGSS		MMCGSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$18,896	27,446	10,694	6,486	(1,868)	(1,529)	(14,549)	(13,803)
Realized gain (loss) on investments	135,814	466,363	(5,022)	(4,757)	1,283	(526)	66,518	120,825
Change in unrealized gain (loss) on investments	(961,647)	401,756	(15,960)	9,394	(11,814)	34,699	(190,552)	13,784
Reinvested capital gains	-	-	-	-	11,797	9,495	128,664	40,360

Net increase (decrease) in contract owners’ equity resulting from operations	(806,937)	895,565	(10,288)	11,123	(602)	42,139	(9,919)	161,166

Equity transactions:
Purchase payments received from contract owners (note 3)	32,812	292,705	1,233	2,127	-	-	42,099	887
Transfers between subaccounts (including fixed account), net (note 3)	(555,131)	971,020	100,681	158,552	-	-	113,442	(49,641)
Redemptions (note 3)	(261,942)	(678,119)	(60,198)	(22,762)	(6,810)	(3,370)	(135,859)	(127,762)
Annuity benefits	-	-	-	-	(5,568)	(5,200)	-	-
Contract maintenance charges (note 2)	(8)	(13)	(4)	-	-	(2)	-	-
Contingent deferred sales charges (note 2)	(78)	(128)	(223)	-	-	-	-	-
Adjustments to maintain reserves	1	(122)	4	(28)	(3)	5	10	(110)

Net equity transactions	(784,346)	585,343	41,493	137,889	(12,381)	(8,567)	19,692	(176,626)

Net change in contract owners’ equity	(1,591,283)	1,480,908	31,205	149,012	(12,983)	33,572	9,773	(15,460)
Contract owners’ equity beginning of period	4,262,700	2,781,792	469,959	320,947	196,604	163,032	700,600	716,060

Contract owners’ equity end of period	$2,671,417	4,262,700	501,164	469,959	183,621	196,604	710,373	700,600

CHANGES IN UNITS:
Beginning units	376,424	310,974	45,811	32,148	-	-	36,826	46,527
Units purchased	63,539	296,176	12,198	36,948	-	-	7,790	1,467
Units redeemed	(147,014)	(230,726)	(8,099)	(23,285)	-	-	(6,930)	(11,168)

Ending units	292,949	376,424	49,910	45,811	-	-	37,686	36,826

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNDSC		MVFSC		MVIVSC		MSGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(25,636)	(18,604)	44,269	230,986	(53,609)	43,433	18,650	12,561
Realized gain (loss) on investments	267,659	33,679	2,361,292	2,922,361	650,003	518,506	(4,717)	5,012
Change in unrealized gain (loss) on investments	(652,121)	277,449	(8,617,821)	1,192,634	(3,182,590)	3,931,386	(151,056)	48,999
Reinvested capital gains	306,456	29,784	2,361,259	1,597,016	240,722	20,042	42,358	55,164

Net increase (decrease) in contract owners’ equity resulting from operations	(103,642)	322,308	(3,851,001)	5,942,997	(2,345,474)	4,513,367	(94,765)	121,736

Equity transactions:
Purchase payments received from contract owners (note 3)	5,156	62,653	304,601	568,215	168,064	427,381	23,025	85,218
Transfers between subaccounts (including fixed account), net (note 3)	467,481	139,571	(2,520,047)	(1,016,104)	930,168	1,761,621	33,253	64,214
Redemptions (note 3)	(167,001)	(205,762)	(3,892,499)	(5,484,643)	(2,229,905)	(2,696,019)	(72,808)	(150,591)
Annuity benefits	-	-	(33,071)	(35,011)	(2,841)	(2,725)	-	-
Contract maintenance charges (note 2)	(18)	(17)	(535)	(627)	(68)	(82)	(9)	(9)
Contingent deferred sales charges (note 2)	(3)	-	(880)	(1,517)	(316)	(2,303)	-	(30)
Adjustments to maintain reserves	(19)	(175)	(37)	194	1	(168)	4	(64)

Net equity transactions	305,596	(3,730)	(6,142,468)	(5,969,493)	(1,134,897)	(512,295)	(16,535)	(1,262)

Net change in contract owners’ equity	201,954	318,578	(9,993,469)	(26,496)	(3,480,371)	4,001,072	(111,300)	120,474
Contract owners’ equity beginning of period	1,671,828	1,353,250	39,127,289	39,153,785	22,297,697	18,296,625	1,094,370	973,896

Contract owners’ equity end of period	$1,873,782	1,671,828	29,133,820	39,127,289	18,817,326	22,297,697	983,070	1,094,370

CHANGES IN UNITS:
Beginning units	91,074	90,814	1,716,544	1,996,361	1,089,314	1,120,560	105,157	104,089
Units purchased	79,551	42,423	68,381	157,188	149,933	188,194	35,268	55,052
Units redeemed	(65,186)	(42,163)	(342,115)	(437,005)	(208,178)	(219,440)	(36,742)	(53,984)

Ending units	105,439	91,074	1,442,810	1,716,544	1,031,069	1,089,314	103,683	105,157

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVFI		MSVF2		MSEM		MSVMG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$65,294	93,156	2,225	5,721	204,637	228,668	(1,096)	(872)
Realized gain (loss) on investments	14,997	14,533	1,914	3,085	3,732	50,568	1,218	256
Change in unrealized gain (loss) on investments	(177,159)	130,700	(22,036)	14,154	(604,857)	162,507	(8,181)	13,577
Reinvested capital gains	-	-	-	-	-	-	12,851	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,868)	238,389	(17,897)	22,960	(396,488)	441,743	4,792	12,961

Equity transactions:
Purchase payments received from contract owners (note 3)	8,429	81,404	-	-	8,721	9,416	765	5
Transfers between subaccounts (including fixed account), net (note 3)	(62,256)	376,930	37,109	3,161	(34,961)	(156,214)	-	-
Redemptions (note 3)	(900,996)	(540,665)	(5,410)	(7,537)	(378,992)	(618,212)	(2,920)	(722)
Annuity benefits	-	-	(6,769)	(7,058)	(2,435)	(4,254)	-	-
Contract maintenance charges (note 2)	(42)	(45)	-	(1)	(73)	(78)	(4)	(4)
Contingent deferred sales charges (note 2)	(17)	(117)	-	-	(681)	(417)	-	-
Adjustments to maintain reserves	(25)	(177)	3	(12)	(27)	(382)	(701)	1,902

Net equity transactions	(954,907)	(82,670)	24,933	(11,447)	(408,448)	(770,141)	(2,860)	1,181

Net change in contract owners’ equity	(1,051,775)	155,719	7,036	11,513	(804,936)	(328,398)	1,932	14,142
Contract owners’ equity beginning of period	5,025,166	4,869,447	609,136	597,623	5,054,071	5,382,469	55,248	41,106

Contract owners’ equity end of period	$3,973,391	5,025,166	616,172	609,136	4,249,135	5,054,071	57,180	55,248

CHANGES IN UNITS:
Beginning units	356,269	362,770	40,685	40,850	123,055	141,984	3,504	3,555
Units purchased	65,018	87,453	2,771	640	1,532	1,121	-	-
Units redeemed	(133,695)	(93,954)	(371)	(805)	(12,766)	(20,050)	(165)	(51)

Ending units	287,592	356,269	43,085	40,685	111,821	123,055	3,339	3,504

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVRE		VYDS		DTRTFB		NAMGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,948	(1,895)	(20,195)	(12,489)	2,392	-	49	(185)
Realized gain (loss) on investments	28,523	72,157	86,029	59,810	136	-	31,269	(1,946)
Change in unrealized gain (loss) on investments	(135,703)	(51,939)	(922,590)	517,539	(1,572)	-	(54,148)	46,153
Reinvested capital gains	-	-	469,801	38,154	-	-	12,204	312

Net increase (decrease) in contract owners’ equity resulting from operations	(96,232)	18,323	(386,955)	603,014	956	-	(10,626)	44,334

Equity transactions:
Purchase payments received from contract owners (note 3)	194	7,075	-	19,800	145	-	2,760	321
Transfers between subaccounts (including fixed account), net (note 3)	22,747	70,414	(71,978)	(23,997)	187,275	-	116,962	47,652
Redemptions (note 3)	(20,801)	(93,293)	(149,491)	(257,839)	(41,526)	-	(72,499)	(42,523)
Annuity benefits	(7,929)	(9,079)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(54)	-	-	-	-	(1)	-
Contingent deferred sales charges (note 2)	-	-	-	(5)	-	-	(178)	(18)
Adjustments to maintain reserves	(613)	(60)	(21)	(60)	1	-	4	6

Net equity transactions	(6,453)	(24,997)	(221,490)	(262,101)	145,895	-	47,048	5,438

Net change in contract owners’ equity	(102,685)	(6,674)	(608,445)	340,913	146,851	-	36,422	49,772
Contract owners’ equity beginning of period	1,042,135	1,048,809	2,897,135	2,556,222	-	-	266,330	216,558

Contract owners’ equity end of period	$939,450	1,042,135	2,288,690	2,897,135	146,851	-	302,752	266,330

CHANGES IN UNITS:
Beginning units	21,182	21,611	128,192	141,456	-	-	20,215	19,769
Units purchased	575	845	223	1,201	20,719	-	15,247	7,133
Units redeemed	(401)	(1,274)	(10,542)	(14,465)	(6,164)	-	(11,587)	(6,687)

Ending units	21,356	21,182	117,873	128,192	14,555	-	23,875	20,215

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NAMAA2		NVAMV1		NVAMV2		GVAAA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$693	5,477	255,583	612,034	(12,385)	(7,069)	(8,113)	(30,629)
Realized gain (loss) on investments	46,266	8,905	2,549,338	2,869,785	25,530	45,567	2,868,240	2,479,252
Change in unrealized gain (loss) on investments	(121,801)	61,186	(20,833,276)	710,195	(332,630)	10,437	(9,406,856)	3,867,557
Reinvested capital gains	32,226	6,304	7,238,978	4,353,898	122,518	69,592	3,046,967	1,295,651

Net increase (decrease) in contract owners’ equity resulting from operations	(42,616)	81,872	(10,789,377)	8,545,912	(196,967)	118,527	(3,499,762)	7,611,831

Equity transactions:
Purchase payments received from contract owners (note 3)	3,988	3,874	945,179	1,295,435	232	1,243	1,008,160	1,926,366
Transfers between subaccounts (including fixed account), net (note 3)	100,040	202,550	(3,340,400)	(3,254,032)	(6,695)	9,961	1,863,649	5,621,983
Redemptions (note 3)	(147,041)	(55,669)	(11,243,128)	(14,341,546)	(179,220)	(216,109)	(6,369,863)	(6,330,533)
Annuity benefits	-	-	(98,625)	(102,990)	-	-	(86,161)	(92,210)
Contract maintenance charges (note 2)	-	-	(1,898)	(2,233)	-	-	(777)	(873)
Contingent deferred sales charges (note 2)	-	(18)	(4,660)	(3,941)	-	-	(5,957)	(2,882)
Adjustments to maintain reserves	(10)	(36)	(97)	9,206	(15)	(50)	(39,908)	(945)

Net equity transactions	(43,023)	150,701	(13,743,629)	(16,400,101)	(185,698)	(204,955)	(3,630,857)	1,120,906

Net change in contract owners’ equity	(85,639)	232,573	(24,533,006)	(7,854,189)	(382,665)	(86,428)	(7,130,619)	8,732,737
Contract owners’ equity beginning of period	719,062	486,489	118,456,321	126,310,510	1,899,112	1,985,540	61,062,749	52,330,012

Contract owners’ equity end of period	$633,423	719,062	93,923,315	118,456,321	1,516,447	1,899,112	53,932,130	61,062,749

CHANGES IN UNITS:
Beginning units	59,824	47,083	4,193,729	4,807,368	73,857	82,150	3,184,059	3,102,376
Units purchased	17,553	21,678	75,752	142,662	713	2,735	376,197	538,429
Units redeemed	(21,441)	(8,937)	(560,630)	(756,301)	(8,110)	(11,028)	(560,887)	(456,746)

Ending units	55,936	59,824	3,708,851	4,193,729	66,460	73,857	2,999,369	3,184,059

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$117,513	4,599	(227,261)	(102,190)	(319,653)	(286,247)	(38,659)	52,672
Realized gain (loss) on investments	6,766	98,085	1,495,458	1,169,160	2,286,650	1,662,169	830,761	1,553,122
Change in unrealized gain (loss) on investments	(410,533)	110,549	(4,860,883)	3,051,593	(6,293,038)	3,855,748	(3,510,707)	484,104
Reinvested capital gains	37,594	30,842	1,280,477	1,881,370	3,751,104	2,570,800	1,988,434	2,252,129

Net increase (decrease) in contract owners’ equity resulting from operations	(248,660)	244,075	(2,312,209)	5,999,933	(574,937)	7,802,470	(730,171)	4,342,027

Equity transactions:
Purchase payments received from contract owners (note 3)	29,033	87,161	170,817	321,143	260,759	727,814	188,135	429,605
Transfers between subaccounts (including fixed account), net (note 3)	(38,091)	53,146	(887,631)	1,940,243	1,233,406	1,549,799	925,889	63,656
Redemptions (note 3)	(920,610)	(1,654,524)	(2,629,266)	(2,545,464)	(3,255,613)	(2,992,068)	(2,026,764)	(3,127,370)
Annuity benefits	(9,481)	(11,353)	(16,922)	(18,342)	(60,720)	(56,696)	(43,449)	(58,052)
Contract maintenance charges (note 2)	(98)	(103)	(194)	(414)	(684)	(959)	(232)	(242)
Contingent deferred sales charges (note 2)	(258)	(173)	(2,876)	(1,301)	(6,311)	(3,776)	(639)	(2,172)
Adjustments to maintain reserves	(4)	(234)	(104)	(353)	40,070	(786)	42	(546)

Net equity transactions	(939,509)	(1,526,080)	(3,366,176)	(304,488)	(1,789,093)	(776,672)	(957,018)	(2,695,121)

Net change in contract owners’ equity	(1,188,169)	(1,282,005)	(5,678,385)	5,695,445	(2,364,030)	7,025,798	(1,687,189)	1,646,906
Contract owners’ equity beginning of period	11,132,369	12,414,374	25,999,172	20,303,727	36,670,175	29,644,377	24,150,882	22,503,976

Contract owners’ equity end of period	$9,944,200	11,132,369	20,320,787	25,999,172	34,306,145	36,670,175	22,463,693	24,150,882

CHANGES IN UNITS:
Beginning units	885,842	1,010,693	1,207,920	1,221,489	1,649,730	1,683,521	1,282,879	1,438,303
Units purchased	44,785	68,146	101,229	230,476	216,472	236,232	163,056	168,284
Units redeemed	(122,471)	(192,997)	(254,485)	(244,045)	(291,537)	(270,023)	(209,703)	(323,708)

Ending units	808,156	885,842	1,054,664	1,207,920	1,574,665	1,649,730	1,236,232	1,282,879

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	HIBF		GEM		GEM2		GIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,409,037	1,521,690	(70,509)	36,725	(5,453)	(3,342)	158,449	111,072
Realized gain (loss) on investments	(314,158)	(262,885)	491,152	137,179	5,278	4,315	220,498	60,411
Change in unrealized gain (loss) on investments	(2,357,244)	708,030	(3,273,466)	5,011,838	(78,157)	110,563	(3,328,702)	4,210,263
Reinvested capital gains	-	-	-	-	-	-	88,858	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,262,365)	1,966,835	(2,852,823)	5,185,742	(78,332)	111,536	(2,860,897)	4,381,746

Equity transactions:
Purchase payments received from contract owners (note 3)	320,915	541,147	186,412	204,048	232	-	105,467	262,060
Transfers between subaccounts (including fixed account), net (note 3)	(1,847,699)	267,449	(904,711)	676,018	(4,726)	51,997	(511,730)	77,058
Redemptions (note 3)	(3,788,481)	(4,697,064)	(1,644,023)	(2,132,130)	(6,624)	(30,128)	(1,516,245)	(2,092,883)
Annuity benefits	(34,471)	(46,624)	(8,341)	(14,324)	-	-	(4,357)	(4,476)
Contract maintenance charges (note 2)	(259)	(293)	(700)	(846)	-	-	(303)	(340)
Contingent deferred sales charges (note 2)	(1,286)	(1,701)	(2,730)	(1,812)	-	-	(880)	(521)
Adjustments to maintain reserves	(558)	(3,007)	92	(674)	36	(68)	(432)	11,636

Net equity transactions	(5,351,839)	(3,940,093)	(2,374,001)	(1,269,720)	(11,082)	21,801	(1,928,480)	(1,747,466)

Net change in contract owners’ equity	(6,614,204)	(1,973,258)	(5,226,824)	3,916,022	(89,414)	133,337	(4,789,377)	2,634,280
Contract owners’ equity beginning of period	34,762,054	36,735,312	17,444,855	13,528,833	396,709	263,372	20,097,565	17,463,285

Contract owners’ equity end of period	$28,147,850	34,762,054	12,218,031	17,444,855	307,295	396,709	15,308,188	20,097,565

CHANGES IN UNITS:
Beginning units	1,363,436	1,520,099	641,612	696,174	34,394	31,697	1,176,045	1,288,847
Units purchased	148,145	213,124	86,086	155,042	3,915	6,417	59,004	90,328
Units redeemed	(360,129)	(369,787)	(177,460)	(209,604)	(5,357)	(3,720)	(175,310)	(203,130)

Ending units	1,151,452	1,363,436	550,238	641,612	32,952	34,394	1,059,739	1,176,045

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$208	42	(346,433)	(346,583)	(2,474)	(1,265)	(19,586)	(18,201)
Realized gain (loss) on investments	639	3,247	2,457,110	2,243,573	13,136	24,436	(1,927)	56,694
Change in unrealized gain (loss) on investments	(8,655)	9,658	(11,427,406)	9,680,577	(84,439)	10,057	(422,274)	213,639
Reinvested capital gains	222	-	6,235,258	1,250,354	44,003	3,488	304,074	326,107

Net increase (decrease) in contract owners’ equity resulting from operations	(7,586)	12,947	(3,081,471)	12,827,921	(29,774)	36,716	(139,713)	578,239

Equity transactions:
Purchase payments received from contract owners (note 3)	22	-	625,381	688,854	7,650	15,991	43,799	45,208
Transfers between subaccounts (including fixed account), net (note 3)	(1,449)	-	(2,570,503)	(436,438)	110,436	186,712	(873,879)	34,010
Redemptions (note 3)	(3,815)	(11,458)	(6,874,780)	(6,900,761)	(30,864)	(19,379)	(378,532)	(284,683)
Annuity benefits	(1,679)	(1,945)	(23,084)	(19,023)	-	-	(4,606)	(4,310)
Contract maintenance charges (note 2)	-	(1)	(728)	(809)	-	-	(292)	(319)
Contingent deferred sales charges (note 2)	-	-	(3,999)	(3,369)	-	-	(326)	(642)
Adjustments to maintain reserves	(1)	(14)	(374)	1,511	22	(34)	(13)	(135)

Net equity transactions	(6,922)	(13,418)	(8,848,087)	(6,670,035)	87,244	183,290	(1,213,849)	(210,871)

Net change in contract owners’ equity	(14,508)	(471)	(11,929,558)	6,157,886	57,470	220,006	(1,353,562)	367,368
Contract owners’ equity beginning of period	53,741	54,212	63,918,890	57,761,004	310,774	90,768	3,828,470	3,461,102

Contract owners’ equity end of period	$39,233	53,741	51,989,332	63,918,890	368,244	310,774	2,474,908	3,828,470

CHANGES IN UNITS:
Beginning units	-	-	3,476,158	3,879,954	22,823	8,239	193,489	205,173
Units purchased	-	-	86,753	155,945	76,114	46,267	16,511	20,321
Units redeemed	-	-	(562,584)	(559,741)	(70,179)	(31,683)	(75,794)	(32,005)

Ending units	-	-	3,000,327	3,476,158	28,758	22,823	134,206	193,489

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$20,117	(1,204)	102,349	88,537	45,024	19,562	87,383	60,510
Realized gain (loss) on investments	13,363	(41,433)	(74,219)	97,197	(67,976)	59,091	(83,388)	(89,960)
Change in unrealized gain (loss) on investments	(414,320)	376,057	(1,255,178)	318,345	(706,172)	300,889	(330,095)	226,384
Reinvested capital gains	54,343	258,848	508,461	386,442	246,245	326,387	44,723	128,112

Net increase (decrease) in contract owners’ equity resulting from operations	(326,497)	592,268	(718,587)	890,521	(482,879)	705,929	(281,377)	325,046

Equity transactions:
Purchase payments received from contract owners (note 3)	142,875	163,155	70,975	38,427	45,289	78,521	62,531	98,606
Transfers between subaccounts (including fixed account), net (note 3)	27,159	(234,355)	474,731	3,027,579	554,907	(495,922)	1,319,713	704,186
Redemptions (note 3)	(229,364)	(672,181)	(1,448,853)	(1,591,513)	(508,552)	(869,556)	(705,846)	(1,150,983)
Annuity benefits	-	-	(503)	(505)	(1,205)	(1,183)	(23,547)	(24,089)
Contract maintenance charges (note 2)	(681)	(774)	(240)	(224)	(201)	(271)	(341)	(400)
Contingent deferred sales charges (note 2)	(1,210)	(1,441)	(2,140)	(1,052)	(4,952)	(787)	(1,290)	(1,073)
Adjustments to maintain reserves	4	(371)	(43)	(99)	28	(167)	(244)	10,806

Net equity transactions	(61,217)	(745,967)	(906,073)	1,472,613	85,314	(1,289,365)	650,976	(362,947)

Net change in contract owners’ equity	(387,714)	(153,699)	(1,624,660)	2,363,134	(397,565)	(583,436)	369,599	(37,901)
Contract owners’ equity beginning of period	2,838,600	2,992,299	10,582,822	8,219,688	4,995,428	5,578,864	6,927,090	6,964,991

Contract owners’ equity end of period	$2,450,886	2,838,600	8,958,162	10,582,822	4,597,863	4,995,428	7,296,689	6,927,090

CHANGES IN UNITS:
Beginning units	176,957	220,485	701,610	597,223	312,542	400,907	511,341	541,972
Units purchased	18,267	83,983	56,485	237,791	52,639	18,796	118,887	76,177
Units redeemed	(22,242)	(127,511)	(117,606)	(133,404)	(48,051)	(107,161)	(65,488)	(106,808)

Ending units	172,982	176,957	640,489	701,610	317,130	312,542	564,740	511,341

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$116,856	84,035	32,982	9,426	56,408	37,577	102,460	95,185
Realized gain (loss) on investments	97,541	228,532	(230,297)	(30,620)	8,076	54,818	(38,111)	(19,648)
Change in unrealized gain (loss) on investments	(2,085,276)	637,418	(800,662)	527,280	(592,537)	140,656	(147,945)	101,027
Reinvested capital gains	699,797	947,703	352,038	494,628	217,506	214,502	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,171,082)	1,897,688	(645,939)	1,000,714	(310,547)	447,553	(83,596)	176,564

Equity transactions:
Purchase payments received from contract owners (note 3)	243,519	476,253	398,622	157,648	47,795	36,672	10,052	58,473
Transfers between subaccounts (including fixed account), net (note 3)	(780,712)	(317,152)	175,151	(591,577)	792,204	(125,954)	582,008	108,732
Redemptions (note 3)	(1,277,656)	(2,219,603)	(1,353,462)	(590,230)	(696,515)	(1,071,996)	(446,774)	(718,188)
Annuity benefits	(53,506)	(54,441)	(96,329)	(91,733)	(1,513)	(1,527)	(4,773)	(6,367)
Contract maintenance charges (note 2)	(1,029)	(1,142)	(804)	(877)	(187)	(258)	(131)	(150)
Contingent deferred sales charges (note 2)	(4,880)	(8,267)	(4,934)	(4,619)	(3)	(22)	(381)	(237)
Adjustments to maintain reserves	(60)	(161)	9	(104)	(42)	(98)	30	(272)

Net equity transactions	(1,874,324)	(2,124,513)	(881,747)	(1,121,492)	141,739	(1,163,183)	140,031	(558,009)

Net change in contract owners’ equity	(3,045,406)	(226,825)	(1,527,686)	(120,778)	(168,808)	(715,630)	56,435	(381,445)
Contract owners’ equity beginning of period	16,015,919	16,242,744	6,692,215	6,812,993	5,121,284	5,836,914	5,219,807	5,601,252

Contract owners’ equity end of period	$12,970,513	16,015,919	5,164,529	6,692,215	4,952,476	5,121,284	5,276,242	5,219,807

CHANGES IN UNITS:
Beginning units	985,950	1,130,892	335,200	407,672	358,726	443,795	383,241	424,477
Units purchased	73,182	79,415	46,278	20,403	64,529	6,792	85,705	96,000
Units redeemed	(189,463)	(224,357)	(97,056)	(92,875)	(55,272)	(91,861)	(72,951)	(137,236)

Ending units	869,669	985,950	284,422	335,200	367,983	358,726	395,995	383,241

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCBD2		NVLCP2		TRF		TRF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,258	4,959	45,278	46,049	(15,696)	(56,781)	(3,816)	(3,856)
Realized gain (loss) on investments	(1,067)	680	(18,165)	(6,471)	7,547,732	5,575,921	29,663	21,471
Change in unrealized gain (loss) on investments	(20,277)	7,325	(126,742)	66,009	(7,991,152)	12,542,253	(31,530)	36,278
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,086)	12,964	(99,629)	105,587	(459,116)	18,061,393	(5,683)	53,893

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	42,555	11,560	751,991	1,419,523	700	3,500
Transfers between subaccounts (including fixed account), net (note 3)	(12,549)	1,537	(96,180)	432,925	(2,507,664)	(2,361,012)	(2,499)	(1,643)
Redemptions (note 3)	(13,391)	(10,711)	(252,619)	(671,898)	(11,011,923)	(10,411,272)	(38,950)	(30,204)
Annuity benefits	-	-	(5,659)	(5,826)	(84,017)	(78,331)	-	-
Contract maintenance charges (note 2)	-	-	(55)	(55)	(3,798)	(4,196)	-	-
Contingent deferred sales charges (note 2)	-	-	(9)	(754)	(4,396)	(5,737)	-	-
Adjustments to maintain reserves	(20)	(37)	(33)	(79)	576	(11,444)	(56)	28

Net equity transactions	(25,960)	(9,211)	(312,000)	(234,127)	(12,859,231)	(11,452,469)	(40,805)	(28,319)

Net change in contract owners’ equity	(42,046)	3,753	(411,629)	(128,540)	(13,318,347)	6,608,924	(46,488)	25,574
Contract owners’ equity beginning of period	607,095	603,342	3,890,449	4,018,989	105,504,075	98,895,151	341,511	315,937

Contract owners’ equity end of period	$565,049	607,095	3,478,820	3,890,449	92,185,728	105,504,075	295,023	341,511

CHANGES IN UNITS:
Beginning units	50,279	51,050	273,409	288,743	3,956,705	4,424,081	16,733	18,203
Units purchased	169	129	19,185	49,791	38,226	87,008	35	190
Units redeemed	(2,334)	(900)	(41,514)	(65,125)	(500,171)	(554,384)	(1,935)	(1,660)

Ending units	48,114	50,279	251,080	273,409	3,494,760	3,956,705	14,833	16,733

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GBF		GBF2		GVIX8		GVIDA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$814,570	870,362	(415)	(1,635)	46,535	63,979	61,690	91,647
Realized gain (loss) on investments	(1,995,011)	(1,619,326)	(53,226)	(18,009)	28,702	21,849	1,462,636	1,957,974
Change in unrealized gain (loss) on investments	38,387	1,682,443	19,372	21,544	(723,701)	839,347	(6,892,039)	771,986
Reinvested capital gains	-	-	-	-	-	-	2,457,593	2,428,069

Net increase (decrease) in contract owners’ equity resulting from operations	(1,142,054)	933,479	(34,269)	1,900	(648,464)	925,175	(2,910,120)	5,249,676

Equity transactions:
Purchase payments received from contract owners (note 3)	764,170	1,288,156	148	1,243	14,119	23,287	510,390	595,266
Transfers between subaccounts (including fixed account), net (note 3)	(890,998)	(1,637,215)	(26,868)	(10,746)	(405,163)	537,080	(475,153)	(403,002)
Redemptions (note 3)	(8,130,782)	(11,420,028)	(285,443)	(296,439)	(293,955)	(472,362)	(3,871,196)	(4,877,002)
Annuity benefits	(72,440)	(81,454)	(516)	(550)	-	-	(145,202)	(143,053)
Contract maintenance charges (note 2)	(1,533)	(1,828)	-	-	(42)	(44)	(3,769)	(4,269)
Contingent deferred sales charges (note 2)	(4,791)	(6,655)	-	-	(223)	(663)	(4,387)	(8,030)
Adjustments to maintain reserves	(331)	(821)	26	95	(36)	(163)	(126)	359

Net equity transactions	(8,336,705)	(11,859,845)	(312,653)	(306,397)	(685,300)	87,135	(3,989,443)	(4,839,731)

Net change in contract owners’ equity	(9,478,759)	(10,926,366)	(346,922)	(304,497)	(1,333,764)	1,012,310	(6,899,563)	409,945
Contract owners’ equity beginning of period	88,878,044	99,804,410	1,511,083	1,815,580	4,912,343	3,900,033	33,324,917	32,914,972

Contract owners’ equity end of period	$79,399,285	88,878,044	1,164,161	1,511,083	3,578,579	4,912,343	26,425,354	33,324,917

CHANGES IN UNITS:
Beginning units	5,000,192	5,660,653	121,441	145,340	411,395	401,954	1,294,829	1,498,445
Units purchased	357,995	303,248	4,233	3,945	5,417	90,650	45,439	56,411
Units redeemed	(839,948)	(963,709)	(29,318)	(27,844)	(63,520)	(81,209)	(205,828)	(260,027)

Ending units	4,518,239	5,000,192	96,356	121,441	353,292	411,395	1,134,440	1,294,829

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$61,211	64,201	9,931	5,905	173,301	198,649	765,220	780,223
Realized gain (loss) on investments	183,257	111,040	10,914	18,196	(275,200)	(61,325)	6,965,918	8,165,942
Change in unrealized gain (loss) on investments	(1,069,556)	427,259	(286,318)	108,744	(1,124,504)	487,154	(28,749,619)	(949,265)
Reinvested capital gains	339,815	203,271	112,411	48,483	485,943	548,190	11,585,070	9,230,220

Net increase (decrease) in contract owners’ equity resulting from operations	(485,273)	805,771	(153,062)	181,328	(740,460)	1,172,668	(9,433,411)	17,227,120

Equity transactions:
Purchase payments received from contract owners (note 3)	73,732	63,793	28,122	22,625	190,316	240,192	936,288	1,721,995
Transfers between subaccounts (including fixed account), net (note 3)	381,216	169,756	637,408	(207,902)	(622,022)	795,223	(3,147,475)	(2,182,717)
Redemptions (note 3)	(1,224,689)	(278,817)	(214,764)	(220,648)	(3,123,495)	(3,554,577)	(15,601,910)	(18,333,423)
Annuity benefits	(9,969)	(10,015)	(3,313)	(3,249)	(26,859)	(26,963)	(507,255)	(518,550)
Contract maintenance charges (note 2)	(224)	(245)	(113)	(90)	(833)	(962)	(6,562)	(7,429)
Contingent deferred sales charges (note 2)	(406)	(887)	(189)	(341)	(3,098)	(1,861)	(10,294)	(18,140)
Adjustments to maintain reserves	24	(182)	49	(164)	(680)	(343)	531	(7,830)

Net equity transactions	(780,316)	(56,597)	447,200	(409,769)	(3,586,671)	(2,549,291)	(18,336,677)	(19,346,094)

Net change in contract owners’ equity	(1,265,589)	749,174	294,138	(228,441)	(4,327,131)	(1,376,623)	(27,770,088)	(2,118,974)
Contract owners’ equity beginning of period	8,996,741	8,247,567	1,411,284	1,639,725	26,900,726	28,277,349	155,262,887	157,381,861

Contract owners’ equity end of period	$7,731,152	8,996,741	1,705,422	1,411,284	22,573,595	26,900,726	127,492,799	155,262,887

CHANGES IN UNITS:
Beginning units	494,909	498,125	63,363	83,579	1,727,304	1,895,299	7,133,706	8,079,825
Units purchased	34,165	35,987	36,344	8,673	66,121	149,158	92,694	250,738
Units redeemed	(76,289)	(39,203)	(16,145)	(28,889)	(299,654)	(317,153)	(947,522)	(1,196,857)

Ending units	452,785	494,909	83,562	63,363	1,493,771	1,727,304	6,278,878	7,133,706

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMA		GVDMC		MCIF		SAM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$252,411	300,250	217,557	241,992	122,445	(65,319)	342,016	(1,046,083)
Realized gain (loss) on investments	2,903,633	3,027,340	1,453,355	1,452,592	5,394,104	4,733,625	-	-
Change in unrealized gain (loss) on investments	(17,225,404)	3,200,207	(5,542,914)	(222,332)	(23,815,718)	2,156,862	-	-
Reinvested capital gains	7,392,177	5,261,836	2,058,021	1,756,067	8,060,597	5,462,719	1,153	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,677,183)	11,789,633	(1,813,981)	3,228,319	(10,238,572)	12,287,887	343,169	(1,046,083)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,104,468	1,427,232	592,597	338,987	1,147,286	1,084,900	19,191,251	26,293,391
Transfers between subaccounts (including fixed account), net (note 3)	(1,757,384)	(336,630)	(134,864)	(860,590)	(1,210,790)	(2,272,970)	66,715,680	42,272,785
Redemptions (note 3)	(8,100,001)	(9,746,010)	(6,829,785)	(4,841,531)	(9,250,366)	(9,423,123)	(88,143,370)	(75,690,528)
Annuity benefits	(299,601)	(303,503)	(99,671)	(102,666)	(68,923)	(69,981)	(187,885)	(165,616)
Contract maintenance charges (note 2)	(7,747)	(8,671)	(1,883)	(2,071)	(1,471)	(1,626)	(1,743)	(2,203)
Contingent deferred sales charges (note 2)	(13,491)	(31,037)	(1,806)	(3,243)	(4,892)	(3,666)	(20,151)	(10,255)
Adjustments to maintain reserves	(436)	5,343	(2,941)	(5,755)	136	(3,415)	122	(21,470)

Net equity transactions	(9,074,192)	(8,993,276)	(6,478,353)	(5,476,869)	(9,389,020)	(10,689,881)	(2,446,096)	(7,323,896)

Net change in contract owners’ equity	(15,751,375)	2,796,357	(8,292,334)	(2,248,550)	(19,627,592)	1,598,006	(2,102,927)	(8,369,979)
Contract owners’ equity beginning of period	84,374,297	81,577,940	41,765,130	44,013,680	92,630,238	91,032,232	154,630,907	163,000,886

Contract owners’ equity end of period	$68,622,922	84,374,297	33,472,796	41,765,130	73,002,646	92,630,238	152,527,980	154,630,907

CHANGES IN UNITS:
Beginning units	3,462,537	3,865,814	2,187,800	2,496,325	1,643,097	1,848,872	13,536,173	14,175,040
Units purchased	125,441	114,224	99,826	106,966	72,011	78,565	16,383,484	11,384,834
Units redeemed	(504,499)	(517,501)	(442,641)	(415,491)	(237,432)	(284,340)	(16,617,749)	(12,023,701)

Ending units	3,083,479	3,462,537	1,844,985	2,187,800	1,477,676	1,643,097	13,301,908	13,536,173

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG1		GVDIVI		GVDIV2		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(14,133)	47,180	165,048	82,294	7,780	2,599	(188,339)	(167,036)
Realized gain (loss) on investments	(329,289)	(377,418)	(10,295)	(72,697)	(302)	(2,595)	275,497	187,778
Change in unrealized gain (loss) on investments	(8,329,493)	8,190,997	(1,128,996)	1,075,682	(68,355)	63,826	(3,818,492)	4,220,375
Reinvested capital gains	2,594,608	-	-	-	-	-	3,012,480	834,495

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,307)	7,860,759	(974,243)	1,085,279	(60,877)	63,830	(718,854)	5,075,612

Equity transactions:
Purchase payments received from contract owners (note 3)	253,466	294,552	73,096	59,493	232	1	125,593	368,759
Transfers between subaccounts (including fixed account), net (note 3)	(311,204)	(166,636)	80,535	(15,082)	3,624	(6,151)	172,259	(477,321)
Redemptions (note 3)	(3,810,557)	(3,253,656)	(461,986)	(892,344)	(8,370)	(47,727)	(2,340,534)	(2,787,000)
Annuity benefits	(8,710)	(7,076)	-	-	(5,645)	(5,989)	(30,591)	(26,776)
Contract maintenance charges (note 2)	(609)	(688)	(192)	(218)	2	-	(749)	(2,601)
Contingent deferred sales charges (note 2)	(2,366)	(1,211)	(959)	(644)	-	-	(1,113)	(1,937)
Adjustments to maintain reserves	(60)	(772)	19	(424)	(8)	(73)	30	1,513

Net equity transactions	(3,880,040)	(3,135,487)	(309,487)	(849,219)	(10,165)	(59,939)	(2,075,105)	(2,925,363)

Net change in contract owners’ equity	(9,958,347)	4,725,272	(1,283,730)	236,060	(71,042)	3,891	(2,793,959)	2,150,249
Contract owners’ equity beginning of period	38,099,748	33,374,476	5,624,727	5,388,667	334,925	331,034	21,150,300	19,000,051

Contract owners’ equity end of period	$28,141,401	38,099,748	4,340,997	5,624,727	263,883	334,925	18,356,341	21,150,300

CHANGES IN UNITS:
Beginning units	1,740,538	1,896,293	525,430	611,501	23,045	26,987	1,059,923	1,226,707
Units purchased	71,140	64,809	31,691	43,808	499	110	58,687	80,895
Units redeemed	(256,273)	(220,564)	(61,767)	(129,879)	(781)	(4,052)	(157,821)	(247,679)

Ending units	1,555,405	1,740,538	495,354	525,430	22,763	23,045	960,789	1,059,923

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(5,269)	(4,858)	22,790	20,984	(9,965)	(9,952)	(815,999)	(782,873)
Realized gain (loss) on investments	11,723	8,358	(212,682)	(342,926)	106,070	102,080	3,694,551	3,513,855
Change in unrealized gain (loss) on investments	(58,986)	49,547	(1,357,832)	832,381	(524,188)	67,484	(20,454,156)	10,267,442
Reinvested capital gains	40,488	11,384	684,960	373,922	185,037	128,522	12,930,050	3,552,942

Net increase (decrease) in contract owners’ equity resulting from operations	(12,044)	64,431	(862,764)	884,361	(243,046)	288,134	(4,645,554)	16,551,366

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	70,667	73,882	43,744	1,257	580,018	665,450
Transfers between subaccounts (including fixed account), net (note 3)	(1,441)	(945)	(84,932)	293,324	(97,023)	(178,889)	(1,226,884)	(1,024,676)
Redemptions (note 3)	(23,152)	(21,020)	(717,875)	(1,053,655)	(508,374)	(302,203)	(8,682,811)	(8,460,479)
Annuity benefits	-	-	-	(104)	(10,932)	(10,944)	(42,364)	(67,882)
Contract maintenance charges (note 2)	-	-	(88)	(101)	(10)	(10)	(1,577)	(4,060)
Contingent deferred sales charges (note 2)	-	-	(282)	(98)	-	(1)	(6,492)	(7,284)
Adjustments to maintain reserves	1	(16)	47	(290)	(20)	(91)	1,310	(364)

Net equity transactions	(24,592)	(21,981)	(732,463)	(687,042)	(572,615)	(490,881)	(9,378,800)	(8,899,295)

Net change in contract owners’ equity	(36,636)	42,450	(1,595,227)	197,319	(815,661)	(202,747)	(14,024,354)	7,652,071
Contract owners’ equity beginning of period	286,411	243,961	7,538,254	7,340,935	2,361,363	2,564,110	74,338,558	66,686,487

Contract owners’ equity end of period	$249,775	286,411	5,943,027	7,538,254	1,545,702	2,361,363	60,314,204	74,338,558

CHANGES IN UNITS:
Beginning units	15,981	17,367	363,889	401,532	125,935	156,242	3,748,438	4,245,635
Units purchased	-	-	29,962	77,798	3,158	281	93,062	91,609
Units redeemed	(1,289)	(1,386)	(65,554)	(115,441)	(37,194)	(30,588)	(542,922)	(588,806)

Ending units	14,692	15,981	328,297	363,889	91,899	125,935	3,298,578	3,748,438

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMG2		NVMMV2		SCGF		SCGF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(71,800)	(69,031)	(69,443)	(35,022)	(266,056)	(247,996)	(5,126)	(4,879)
Realized gain (loss) on investments	66,727	59,235	154,134	2,360,258	(635,481)	(911,821)	(9,107)	(250)
Change in unrealized gain (loss) on investments	(1,412,793)	955,421	(17,466,053)	1,821,753	(3,340,027)	5,593,836	(45,716)	56,895
Reinvested capital gains	1,020,567	277,125	9,641,926	3,178,031	2,581,788	169,962	30,083	2,226

Net increase (decrease) in contract owners’ equity resulting from operations	(397,299)	1,222,750	(7,739,436)	7,325,020	(1,659,776)	4,603,981	(29,866)	53,992

Equity transactions:
Purchase payments received from contract owners (note 3)	15,285	3,480	545,992	635,255	280,617	221,844	15,476	-
Transfers between subaccounts (including fixed account), net (note 3)	(132,730)	(114,620)	(1,024,225)	(878,250)	(602,587)	(128,674)	54,118	(1,334)
Redemptions (note 3)	(316,175)	(579,906)	(6,898,036)	(8,032,712)	(2,501,487)	(2,312,778)	(63,936)	(21,209)
Annuity benefits	-	-	(19,593)	(21,199)	(9,122)	(7,373)	(53)	(47)
Contract maintenance charges (note 2)	-	-	(698)	(859)	(452)	(379)	-	-
Contingent deferred sales charges (note 2)	-	-	(1,586)	(2,619)	(1,438)	(1,964)	-	-
Adjustments to maintain reserves	(19)	(75)	341	(978)	(101)	(652)	52	(28)

Net equity transactions	(433,639)	(691,121)	(7,397,805)	(8,301,362)	(2,834,570)	(2,229,976)	5,657	(22,618)

Net change in contract owners’ equity	(830,938)	531,629	(15,137,241)	(976,342)	(4,494,346)	2,374,005	(24,209)	31,374
Contract owners’ equity beginning of period	5,493,985	4,962,356	61,293,818	62,270,160	23,078,557	20,704,552	281,298	249,924

Contract owners’ equity end of period	$4,663,047	5,493,985	46,156,577	61,293,818	18,584,211	23,078,557	257,089	281,298

CHANGES IN UNITS:
Beginning units	292,115	332,054	2,758,463	3,154,163	764,132	846,229	14,682	15,975
Units purchased	6,744	4,834	86,172	82,163	49,770	50,301	5,133	3
Units redeemed	(28,575)	(44,773)	(425,123)	(477,863)	(138,049)	(132,398)	(4,488)	(1,296)

Ending units	270,284	292,115	2,419,512	2,758,463	675,853	764,132	15,327	14,682

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCVF		SCVF2		SCF		SCF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(370,965)	(544,719)	(10,011)	(13,087)	(908,099)	(946,437)	(19,018)	(19,628)
Realized gain (loss) on investments	3,964,018	4,650,740	18,695	80,736	3,845,880	4,048,173	34,456	67,271
Change in unrealized gain (loss) on investments	(30,772,349)	(1,673,900)	(227,465)	(55,501)	(32,540,785)	1,079,179	(397,772)	(11,090)
Reinvested capital gains	13,379,636	4,136,307	108,284	40,343	19,499,449	5,850,117	250,344	74,064

Net increase (decrease) in contract owners’ equity resulting from operations	(13,799,660)	6,568,428	(110,497)	52,491	(10,103,555)	10,031,032	(131,990)	110,617

Equity transactions:
Purchase payments received from contract owners (note 3)	602,143	696,387	509	57,165	624,464	619,604	611	891
Transfers between subaccounts (including fixed account), net (note 3)	(2,758,153)	(3,636,108)	(97,166)	(155,489)	(2,393,519)	(1,732,839)	(65,037)	(39,386)
Redemptions (note 3)	(8,109,663)	(10,192,421)	(91,862)	(49,150)	(9,236,240)	(10,412,170)	(73,363)	(83,284)
Annuity benefits	(57,968)	(59,446)	(135)	(136)	(43,504)	(42,694)	-	-
Contract maintenance charges (note 2)	(1,362)	(1,663)	-	-	(1,502)	(1,682)	-	-
Contingent deferred sales charges (note 2)	(8,336)	(5,334)	-	-	(4,517)	(6,483)	-	-
Adjustments to maintain reserves	(217)	(211)	48	(37)	87	(1,016)	50	(151)

Net equity transactions	(10,333,556)	(13,198,796)	(188,606)	(147,647)	(11,054,731)	(11,577,280)	(137,739)	(121,930)

Net change in contract owners’ equity	(24,133,216)	(6,630,368)	(299,103)	(95,156)	(21,158,286)	(1,546,248)	(269,729)	(11,313)
Contract owners’ equity beginning of period	87,524,652	94,155,020	775,731	870,887	87,420,621	88,966,869	1,059,078	1,070,391

Contract owners’ equity end of period	$63,391,436	87,524,652	476,628	775,731	66,262,335	87,420,621	789,349	1,059,078

CHANGES IN UNITS:
Beginning units	1,488,525	1,729,499	30,246	36,060	1,736,039	1,985,041	39,132	44,028
Units purchased	28,093	37,927	717	2,926	42,853	44,551	759	1,643
Units redeemed	(206,992)	(278,901)	(8,051)	(8,740)	(258,330)	(293,553)	(5,729)	(6,539)

Ending units	1,309,626	1,488,525	22,912	30,246	1,520,562	1,736,039	34,162	39,132

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$520,571	1,337,518	47,132	29,590	(1,374,615)	(2,293,033)	(82,796)	(96,995)
Realized gain (loss) on investments	301,133	470,118	(33,008)	(21,307)	14,527,686	8,087,462	354,722	166,429
Change in unrealized gain (loss) on investments	(2,050,938)	103,533	(33,889)	29,972	(52,705,116)	69,277,512	(925,156)	1,175,421
Reinvested capital gains	-	-	-	-	35,148,265	8,711,561	560,811	152,715

Net increase (decrease) in contract owners’ equity resulting from operations	(1,229,234)	1,911,169	(19,765)	38,255	(4,403,780)	83,783,502	(92,419)	1,397,570

Equity transactions:
Purchase payments received from contract owners (note 3)	205,447	414,172	19,912	16,201	3,075,823	4,634,121	2,097	3,017
Transfers between subaccounts (including fixed account), net (note 3)	(436,481)	530,962	644,373	357,268	(11,933,001)	(11,372,010)	(138,878)	(55,463)
Redemptions (note 3)	(4,299,451)	(3,875,071)	(1,494,113)	(1,257,221)	(41,046,900)	(40,025,778)	(994,291)	(885,836)
Annuity benefits	(30,179)	(33,949)	(31,441)	(34,016)	(377,974)	(368,232)	(12,680)	(11,007)
Contract maintenance charges (note 2)	(225)	(247)	(38)	(46)	(8,847)	(14,160)	-	-
Contingent deferred sales charges (note 2)	(1,772)	(1,687)	(650)	(507)	(16,503)	(26,583)	-	-
Adjustments to maintain reserves	(260)	5,000	12	(171)	(315)	8,676	49	294

Net equity transactions	(4,562,921)	(2,960,820)	(861,945)	(918,492)	(50,307,717)	(47,163,966)	(1,143,703)	(948,995)

Net change in contract owners’ equity	(5,792,155)	(1,049,651)	(881,710)	(880,237)	(54,711,497)	36,619,536	(1,236,122)	448,575
Contract owners’ equity beginning of period	37,297,759	38,347,410	6,251,164	7,131,401	380,600,330	343,980,794	6,467,325	6,018,750

Contract owners’ equity end of period	$31,505,604	37,297,759	5,369,454	6,251,164	325,888,833	380,600,330	5,231,203	6,467,325

CHANGES IN UNITS:
Beginning units	1,786,833	1,929,344	562,719	644,345	12,144,433	13,826,695	225,038	261,321
Units purchased	112,018	116,559	124,669	123,256	163,262	259,354	4,597	1,189
Units redeemed	(333,467)	(259,070)	(200,885)	(204,882)	(1,663,040)	(1,941,616)	(41,221)	(37,472)

Ending units	1,565,384	1,786,833	486,503	562,719	10,644,655	12,144,433	188,414	225,038

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVTIV3		EIF		NVRE1		NVLM2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$16,933	24,667	127,843	433,484	386,047	643,947	3,687	746
Realized gain (loss) on investments	(42,939)	(39,477)	1,549,387	2,007,135	(4,621,526)	(5,659,939)	5,985	12,211
Change in unrealized gain (loss) on investments	(416,452)	486,824	(5,369,798)	1,105,848	1,328,459	7,468,733	(93,357)	5,228
Reinvested capital gains	26,134	-	2,059,954	-	-	1,027,768	22,795	3,720

Net increase (decrease) in contract owners’ equity resulting from operations	(416,324)	472,014	(1,632,614)	3,546,467	(2,907,020)	3,480,509	(60,890)	21,905

Equity transactions:
Purchase payments received from contract owners (note 3)	55,615	42,323	579,076	149,231	490,643	392,351	-	3
Transfers between subaccounts (including fixed account), net (note 3)	(236,582)	829,960	(636,415)	(1,661,154)	(1,995,409)	(3,100,266)	431,975	283,870
Redemptions (note 3)	(265,983)	(394,327)	(2,945,759)	(2,336,288)	(7,255,633)	(9,509,921)	(11,623)	(110,320)
Annuity benefits	(2,557)	(2,518)	(25,916)	(25,490)	(45,587)	(48,557)	-	-
Contract maintenance charges (note 2)	(221)	(255)	(554)	(692)	(1,242)	(1,454)	-	-
Contingent deferred sales charges (note 2)	(331)	(214)	(1,250)	(893)	(5,343)	(4,443)	-	-
Adjustments to maintain reserves	(31)	(95)	(253)	117	121	3,271	9	(22)

Net equity transactions	(450,090)	474,874	(3,031,071)	(3,875,169)	(8,812,450)	(12,269,019)	420,361	173,531

Net change in contract owners’ equity	(866,414)	946,888	(4,663,685)	(328,702)	(11,719,470)	(8,788,510)	359,471	195,436
Contract owners’ equity beginning of period	2,829,823	1,882,935	22,999,190	23,327,892	63,276,748	72,065,258	245,644	50,208

Contract owners’ equity end of period	$1,963,409	2,829,823	18,335,505	22,999,190	51,557,278	63,276,748	605,115	245,644

CHANGES IN UNITS:
Beginning units	160,476	129,313	897,950	1,064,864	4,096,107	4,912,596	21,689	4,962
Units purchased	8,679	72,440	36,311	35,648	118,471	121,989	45,052	28,917
Units redeemed	(35,942)	(41,277)	(153,977)	(202,562)	(703,579)	(938,478)	(8,250)	(12,190)

Ending units	133,213	160,476	780,284	897,950	3,510,999	4,096,107	58,491	21,689

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,743	18,806	2,449	(4,155)	2,499	1,689	3,491	3,138
Realized gain (loss) on investments	25,449	41,606	3,414	28,483	4,523	498	5,679	3,234
Change in unrealized gain (loss) on investments	(328,692)	57,164	(46,620)	78,163	(40,861)	22,127	(77,940)	56,368
Reinvested capital gains	68,732	16,313	15,084	11,799	10,846	8,509	31,287	4,676

Net increase (decrease) in contract owners’ equity resulting from operations	(224,768)	133,889	(25,673)	114,290	(22,993)	32,823	(37,483)	67,416

Equity transactions:
Purchase payments received from contract owners (note 3)	2,057	11,770	3,242	11,668	5,754	-	29,262	46,588
Transfers between subaccounts (including fixed account), net (note 3)	225,515	1,694,568	20,330	(846,000)	(21,280)	34,483	(1,594)	(2,178)
Redemptions (note 3)	(178,460)	(293,347)	(4,146)	(70,485)	(5,699)	-	(17,798)	(10,173)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6)	(2)	(18)	(30)	(8)	-	(30)	(19)
Contingent deferred sales charges (note 2)	-	-	-	(41)	(366)	-	-	(11)
Adjustments to maintain reserves	(23)	1	18	(46)	(18)	-	26	(33)

Net equity transactions	49,083	1,412,990	19,426	(904,934)	(21,617)	34,483	9,866	34,174

Net change in contract owners’ equity	(175,685)	1,546,879	(6,247)	(790,644)	(44,610)	67,306	(27,617)	101,590
Contract owners’ equity beginning of period	1,841,112	294,233	287,633	1,078,277	303,818	236,512	520,187	418,597

Contract owners’ equity end of period	$1,665,427	1,841,112	281,386	287,633	259,208	303,818	492,570	520,187

CHANGES IN UNITS:
Beginning units	155,994	29,089	22,843	99,178	24,806	21,914	41,281	38,405
Units purchased	35,619	181,382	4,064	6,526	2,727	3,170	5,260	6,344
Units redeemed	(32,731)	(54,477)	(2,586)	(82,861)	(4,514)	(278)	(4,480)	(3,468)

Ending units	158,882	155,994	24,321	22,843	23,019	24,806	42,061	41,281

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IDPGI2		NVSIX2		GVEX2		NVMGA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$542	101	(3,475)	(8,427)	83,195	109,636	(627)	909
Realized gain (loss) on investments	1,617	2,374	64,698	(72,163)	1,837,339	313,370	2,886	1,425
Change in unrealized gain (loss) on investments	(7,998)	5,255	(913,629)	311,960	(4,003,192)	2,727,275	(27,862)	5,596
Reinvested capital gains	2,967	433	422,371	106,884	777,273	508,985	6,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,872)	8,163	(430,035)	338,254	(1,305,385)	3,659,266	(18,899)	7,930

Equity transactions:
Purchase payments received from contract owners (note 3)	288	697	33,757	132,460	245,034	300,970	5,220	-
Transfers between subaccounts (including fixed account), net (note 3)	14,988	(33,102)	673,346	23,769	1,419,710	3,670,056	7,565	182,623
Redemptions (note 3)	(6,519)	(14)	(464,307)	(284,036)	(2,339,800)	(1,346,031)	(15,863)	(5,407)
Annuity benefits	-	-	-	-	(3,550)	(1,618)	-	-
Contract maintenance charges (note 2)	(3)	(3)	(17)	(2)	(276)	(261)	(5)	(1)
Contingent deferred sales charges (note 2)	-	-	(206)	(379)	(2,140)	(2,309)	-	-
Adjustments to maintain reserves	(10)	(1)	23	(81)	77	(193)	18	(19)

Net equity transactions	8,744	(32,423)	242,596	(128,269)	(680,945)	2,620,614	(3,065)	177,196

Net change in contract owners’ equity	5,872	(24,260)	(187,439)	209,985	(1,986,330)	6,279,880	(21,964)	185,126
Contract owners’ equity beginning of period	49,107	73,367	2,959,219	2,749,234	22,813,431	16,533,551	185,126	-

Contract owners’ equity end of period	$54,979	49,107	2,771,780	2,959,219	20,827,101	22,813,431	163,162	185,126

CHANGES IN UNITS:
Beginning units	4,014	6,775	179,685	188,498	1,318,837	1,146,012	15,649	-
Units purchased	2,210	719	71,433	60,857	490,888	366,640	8,822	17,963
Units redeemed	(1,425)	(3,480)	(58,877)	(69,670)	(530,816)	(193,815)	(9,228)	(2,314)

Ending units	4,799	4,014	192,241	179,685	1,278,909	1,318,837	15,243	15,649

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTB		AMGP		AMCG		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$40,463	35,078	(3,088)	(3,127)	(4,866)	(4,344)	(17,993)	(15,036)
Realized gain (loss) on investments	(63,707)	(21,655)	3,935	1,645	665	(1,771)	32,213	2,963
Change in unrealized gain (loss) on investments	(4,887)	(47,982)	(42,316)	20,864	(35,935)	54,399	(222,258)	219,941
Reinvested capital gains	-	-	22,003	27,153	20,293	5,060	104,352	24,205

Net increase (decrease) in contract owners’ equity resulting from operations	(28,131)	(34,559)	(19,466)	46,535	(19,843)	53,344	(103,686)	232,073

Equity transactions:
Purchase payments received from contract owners (note 3)	72,316	109,633	25	1,005	-	-	3,316	12,501
Transfers between subaccounts (including fixed account), net (note 3)	(175,992)	4,050	(2,056)	(588)	(8,319)	(2,065)	(58,912)	(27,209)
Redemptions (note 3)	(1,729,701)	(1,391,829)	(18,593)	(8,347)	(10,003)	(7,789)	(50,602)	(64,200)
Annuity benefits	(14,874)	(16,197)	-	-	(1,175)	(536)	(788)	(1,112)
Contract maintenance charges (note 2)	(175)	(194)	(4)	(4)	(30)	(35)	(11)	(12)
Contingent deferred sales charges (note 2)	(470)	(128)	-	-	-	-	-	(47)
Adjustments to maintain reserves	(30)	(294)	(74)	2	(14)	2,147	(18)	(172)

Net equity transactions	(1,848,926)	(1,294,959)	(20,702)	(7,932)	(19,541)	(8,278)	(107,015)	(80,251)

Net change in contract owners’ equity	(1,877,057)	(1,329,518)	(40,168)	38,603	(39,384)	45,066	(210,701)	151,822
Contract owners’ equity beginning of period	13,103,394	14,432,912	242,221	203,618	280,184	235,118	1,244,723	1,092,901

Contract owners’ equity end of period	$11,226,337	13,103,394	202,053	242,221	240,800	280,184	1,034,022	1,244,723

CHANGES IN UNITS:
Beginning units	1,196,549	1,313,650	10,287	10,643	8,966	9,311	102,154	108,803
Units purchased	87,622	89,589	-	52	1	3	17,155	12,808
Units redeemed	(259,775)	(206,690)	(650)	(408)	(424)	(348)	(27,107)	(19,457)

Ending units	1,024,396	1,196,549	9,637	10,287	8,543	8,966	92,202	102,154

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTP		AMSRS		OVIGS		OVGR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(281)	(591)	(47,566)	(45,263)	(7,037)	2,021	(28,681)	(30,939)
Realized gain (loss) on investments	453	507	622,788	347,744	80,971	38,629	81,316	116,815
Change in unrealized gain (loss) on investments	(8,098)	4,640	(1,443,453)	677,910	(497,499)	274,826	(535,548)	395,300
Reinvested capital gains	6,343	1,553	407,667	302,862	36,998	-	272,223	326,296

Net increase (decrease) in contract owners’ equity resulting from operations	(1,583)	6,109	(460,564)	1,283,253	(386,567)	315,476	(210,690)	807,472

Equity transactions:
Purchase payments received from contract owners (note 3)	12	3	105,863	6,410	12,931	1,445	50,584	51,032
Transfers between subaccounts (including fixed account), net (note 3)	30	(25)	(186,006)	46,820	(2,845)	303,434	(173,529)	(224,995)
Redemptions (note 3)	(214)	(453)	(1,168,085)	(727,438)	(101,580)	(43,243)	(234,575)	(376,771)
Annuity benefits	-	-	(3,751)	(3,513)	-	-	-	3,061
Contract maintenance charges (note 2)	(12)	(13)	(131)	(142)	(5)	(9)	-	4
Contingent deferred sales charges (note 2)	-	-	(4,123)	(30)	-	-	(1,532)	(2,255)
Adjustments to maintain reserves	(80)	(9)	87	(293)	(2)	(72)	(96)	(1,868)

Net equity transactions	(264)	(497)	(1,256,146)	(678,186)	(91,501)	261,555	(359,148)	(551,792)

Net change in contract owners’ equity	(1,847)	5,612	(1,716,710)	605,067	(478,068)	577,031	(569,838)	255,680
Contract owners’ equity beginning of period	59,042	53,430	8,386,600	7,781,533	1,738,983	1,161,952	3,673,931	3,418,251

Contract owners’ equity end of period	$57,195	59,042	6,669,890	8,386,600	1,260,915	1,738,983	3,104,093	3,673,931

CHANGES IN UNITS:
Beginning units	2,597	2,617	313,553	340,690	156,310	130,673	112,906	131,688
Units purchased	6	-	7,970	8,588	51,416	62,468	2,673	1,864
Units redeemed	(12)	(20)	(53,845)	(35,725)	(65,391)	(36,831)	(13,086)	(20,646)

Ending units	2,591	2,597	267,678	313,553	142,335	156,310	102,493	112,906

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVGS		OVGSS		OVGI		OVGIS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(173,452)	(231,971)	(9,742)	(9,978)	39,484	129,838	(13,701)	(13,317)
Realized gain (loss) on investments	1,516,503	252,122	111,305	26,598	4,759,079	3,808,715	230,215	146,826
Change in unrealized gain (loss) on investments	(22,335,630)	30,336,342	(285,261)	234,994	(19,068,244)	7,583,710	(497,874)	89,662
Reinvested capital gains	7,208,371	-	63,298	-	7,383,055	1,505,565	151,685	31,295

Net increase (decrease) in contract owners’ equity resulting from operations	(13,784,208)	30,356,493	(120,400)	251,614	(6,886,626)	13,027,828	(129,675)	254,466

Equity transactions:
Purchase payments received from contract owners (note 3)	1,388,795	1,270,975	-	-	817,650	946,953	7,260	1,248
Transfers between subaccounts (including fixed account), net (note 3)	(1,985,443)	(2,051,969)	(2,799)	(12,336)	(2,434,568)	(1,855,554)	(152,463)	5,345
Redemptions (note 3)	(10,464,660)	(12,857,337)	(165,216)	(60,857)	(10,158,514)	(9,716,880)	(229,977)	(331,943)
Annuity benefits	(55,424)	(60,281)	(4,618)	(4,155)	(40,904)	(35,798)	-	-
Contract maintenance charges (note 2)	(1,545)	(2,176)	-	-	(1,271)	(1,403)	-	-
Contingent deferred sales charges (note 2)	(3,991)	(10,214)	-	-	(7,078)	(6,220)	-	-
Adjustments to maintain reserves	432	(1,040)	(17)	(16)	(32)	(552)	26	(52)

Net equity transactions	(11,121,836)	(13,712,042)	(172,650)	(77,364)	(11,824,717)	(10,669,454)	(375,154)	(325,402)

Net change in contract owners’ equity	(24,906,044)	16,644,451	(293,050)	174,250	(18,711,343)	2,358,374	(504,829)	(70,936)
Contract owners’ equity beginning of period	108,725,295	92,080,844	948,679	774,429	89,936,633	87,578,259	1,815,419	1,886,355

Contract owners’ equity end of period	$83,819,251	108,725,295	655,629	948,679	71,225,290	89,936,633	1,310,590	1,815,419

CHANGES IN UNITS:
Beginning units	4,124,005	4,719,143	34,278	37,316	3,217,862	3,627,509	82,046	97,674
Units purchased	150,683	174,585	-	-	60,798	86,364	3,694	8,621
Units redeemed	(568,794)	(769,723)	(6,277)	(3,038)	(484,233)	(496,011)	(19,922)	(24,249)

Ending units	3,705,894	4,124,005	28,001	34,278	2,794,427	3,217,862	65,818	82,046

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSC		OVSCS		OVAG		OVSB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(71,993)	(25,079)	(1,890)	(994)	(608,349)	(562,463)	148,888	46,177
Realized gain (loss) on investments	(12,342)	(195,720)	16,160	7,335	3,193,139	3,508,151	(107,606)	(39,079)
Change in unrealized gain (loss) on investments	(1,905,666)	866,210	(48,343)	4,102	(13,411,397)	4,368,145	(263,541)	196,906
Reinvested capital gains	1,095,474	478,300	20,404	8,776	7,586,567	5,293,337	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(894,527)	1,123,711	(13,669)	19,219	(3,240,040)	12,607,170	(222,259)	204,004

Equity transactions:
Purchase payments received from contract owners (note 3)	122,392	241,396	111	-	523,006	476,097	68,580	61,675
Transfers between subaccounts (including fixed account), net (note 3)	(668,822)	(411,204)	(11,118)	-	(1,378,746)	(442,295)	(134,622)	249,660
Redemptions (note 3)	(917,668)	(1,074,817)	(16,629)	(3,092)	(5,203,273)	(5,492,963)	(457,265)	(249,266)
Annuity benefits	(2,201)	(2,057)	(11,561)	(11,538)	(3,674)	(3,349)	-	-
Contract maintenance charges (note 2)	(112)	(133)	-	(9)	(1,901)	(2,069)	(20)	(21)
Contingent deferred sales charges (note 2)	(974)	(685)	-	-	(5,998)	(6,642)	(125)	(97)
Adjustments to maintain reserves	(60)	(173)	(3)	2	481	(1,768)	17	(124)

Net equity transactions	(1,467,445)	(1,247,673)	(39,200)	(14,637)	(6,070,105)	(5,472,989)	(523,435)	61,827

Net change in contract owners’ equity	(2,361,972)	(123,962)	(52,869)	4,582	(9,310,145)	7,134,181	(745,694)	265,831
Contract owners’ equity beginning of period	9,321,748	9,445,710	164,747	160,165	55,238,194	48,104,013	4,296,398	4,030,567

Contract owners’ equity end of period	$6,959,776	9,321,748	111,878	164,747	45,928,049	55,238,194	3,550,704	4,296,398

CHANGES IN UNITS:
Beginning units	437,678	500,247	-	-	1,894,158	2,100,619	394,011	388,269
Units purchased	44,530	48,177	-	-	66,287	70,452	48,502	67,346
Units redeemed	(113,764)	(110,746)	-	-	(265,334)	(276,913)	(97,936)	(61,604)

Ending units	368,444	437,678	-	-	1,695,111	1,894,158	344,577	394,011

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSBS		PMVAAD		PMVFAD		PMVLAD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$30,086	4,122	80,892	161,783	71,468	5,193	133,042	24,221
Realized gain (loss) on investments	(39,779)	(35,774)	(36,834)	(35,687)	31,609	40,457	(195,295)	(192,421)
Change in unrealized gain (loss) on investments	(67,272)	99,836	(325,191)	434,315	(269,002)	125,404	(131,169)	192,535
Reinvested capital gains	-	-	-	-	25,691	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,965)	68,184	(281,133)	560,411	(140,234)	171,054	(193,422)	24,335

Equity transactions:
Purchase payments received from contract owners (note 3)	21,111	-	44,176	11,676	15,075	5,081	130,129	127,739
Transfers between subaccounts (including fixed account), net (note 3)	(204,371)	180	(224,370)	(305,449)	21,203	44,275	658,292	(2,033,166)
Redemptions (note 3)	(224,797)	(333,916)	(571,123)	(450,048)	(250,436)	(263,710)	(2,608,429)	(2,791,521)
Annuity benefits	(1,410)	(1,602)	-	-	(527)	(1,042)	(22,266)	(24,349)
Contract maintenance charges (note 2)	-	-	(33)	(41)	(19)	(16)	(140)	(197)
Contingent deferred sales charges (note 2)	-	-	(163)	(229)	(20)	(274)	(1,379)	(1,715)
Adjustments to maintain reserves	47	(60)	(29)	(121)	(146)	173	(1,178)	1,366

Net equity transactions	(409,420)	(335,398)	(751,542)	(744,212)	(214,870)	(215,513)	(1,844,971)	(4,721,843)

Net change in contract owners’ equity	(486,385)	(267,214)	(1,032,675)	(183,801)	(355,104)	(44,459)	(2,038,393)	(4,697,508)
Contract owners’ equity beginning of period	1,461,921	1,729,135	4,753,461	4,937,262	2,128,962	2,173,421	22,317,960	27,015,468

Contract owners’ equity end of period	$975,536	1,461,921	3,720,786	4,753,461	1,773,858	2,128,962	20,279,567	22,317,960

CHANGES IN UNITS:
Beginning units	81,296	99,842	403,423	469,743	169,276	187,924	1,909,338	2,312,527
Units purchased	3,449	397	14,504	17,684	120,406	60,182	194,536	99,035
Units redeemed	(26,575)	(18,943)	(80,197)	(84,004)	(141,815)	(78,830)	(352,869)	(502,224)

Ending units	58,170	81,296	337,730	403,423	147,867	169,276	1,751,005	1,909,338

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVRRA		PMVTRA		PMVTRD		PMVEBD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$7,895	9,918	17,855	11,248	162,116	107,976	46,071	48,116
Realized gain (loss) on investments	(12,593)	(65,302)	(16,691)	(20,572)	(124,371)	(80,285)	(52,552)	(4,363)
Change in unrealized gain (loss) on investments	(14,982)	74,614	(37,597)	55,164	(401,745)	442,249	(110,882)	48,755
Reinvested capital gains	-	-	13,954	-	136,990	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,680)	19,230	(22,479)	45,840	(227,010)	469,940	(117,363)	92,508

Equity transactions:
Purchase payments received from contract owners (note 3)	24,596	20,993	26,808	22,634	166,663	110,475	24,900	93,167
Transfers between subaccounts (including fixed account), net (note 3)	(53,269)	(59,025)	73,299	50,590	(237,573)	1,755,448	(766,562)	1,080,490
Redemptions (note 3)	(69,104)	(156,799)	(170,617)	(184,292)	(1,358,980)	(1,972,700)	(126,584)	(106,436)
Annuity benefits	-	-	-	-	(3,713)	(3,873)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(72)	(88)	(3)	(5)
Contingent deferred sales charges (note 2)	(75)	(498)	(129)	(852)	(1,133)	(1,960)	(105)	(34)
Adjustments to maintain reserves	(14)	(46)	162	291	(349)	575	184	(118)

Net equity transactions	(97,866)	(195,375)	(70,477)	(111,629)	(1,435,157)	(112,123)	(868,170)	1,067,064

Net change in contract owners’ equity	(117,546)	(176,145)	(92,956)	(65,789)	(1,662,167)	357,817	(985,533)	1,159,572
Contract owners’ equity beginning of period	662,497	838,642	1,255,375	1,321,164	12,838,514	12,480,697	2,124,714	965,142

Contract owners’ equity end of period	$544,951	662,497	1,162,419	1,255,375	11,176,347	12,838,514	1,139,181	2,124,714

CHANGES IN UNITS:
Beginning units	46,458	60,331	77,663	84,787	1,132,211	1,141,268	186,374	91,775
Units purchased	5,396	14,351	9,240	13,473	93,570	243,466	38,734	145,540
Units redeemed	(12,360)	(28,224)	(13,828)	(20,597)	(223,155)	(252,523)	(118,836)	(50,941)

Ending units	39,494	46,458	73,075	77,663	1,002,626	1,132,211	106,272	186,374

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVSTA		GVGMNS		GVMSAS		PVEIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$21,789	5,559	(753)	(1,332)	415	-	98	-
Realized gain (loss) on investments	3,164	2,036	2,696	1,898	(14)	-	-	-
Change in unrealized gain (loss) on investments	(34,050)	4,571	(11,020)	14,593	(1,074)	-	(1,927)	1,646
Reinvested capital gains	4,394	-	2,066	4,800	-	-	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,703)	12,166	(7,011)	19,959	(673)	-	(1,198)	1,646

Equity transactions:
Purchase payments received from contract owners (note 3)	17,068	5,288	286	8,581	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	3,327,427	292,699	(16,062)	61,117	19,168	-	-	-
Redemptions (note 3)	(401,260)	(44,847)	(39,497)	(39,851)	(414)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3)	(4)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(940)	-	-	-	-	-
Adjustments to maintain reserves	(217)	(2)	(23)	(14)	(5)	-	1,198	(1,646)

Net equity transactions	2,943,018	253,138	(56,239)	29,829	18,749	-	1,198	(1,646)

Net change in contract owners’ equity	2,938,315	265,304	(63,250)	49,788	18,076	-	-	-
Contract owners’ equity beginning of period	914,450	649,146	193,372	143,584	-	-	-	-

Contract owners’ equity end of period	$3,852,765	914,450	130,122	193,372	18,076	-	-	-

CHANGES IN UNITS:
Beginning units	89,088	64,050	15,200	12,607	-	-	-	-
Units purchased	355,330	75,710	424	5,926	1,964	-	-	-
Units redeemed	(69,435)	(50,672)	(4,825)	(3,333)	(43)	-	-	-

Ending units	374,983	89,088	10,799	15,200	1,921	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVTIGB		ROCMC		RVARS		SBLD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$347	237	(4,323)	(1,925)	(7,577)	(10,093)	3,740	4,307
Realized gain (loss) on investments	(1,874)	6,296	(4,771)	(5,642)	3,948	705	10,729	29,502
Change in unrealized gain (loss) on investments	(5,992)	2,282	(43,778)	(18,072)	(40,700)	29,543	(32,327)	1,277
Reinvested capital gains	-	-	16,795	41,958	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,519)	8,815	(36,077)	16,319	(44,329)	20,155	(17,858)	35,086

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	20,314	14,557	3,021	39,833	3,578	5,815
Transfers between subaccounts (including fixed account), net (note 3)	(31,621)	60,698	(18,603)	(5,738)	68,430	(342,193)	(35,613)	(14,531)
Redemptions (note 3)	(1,393)	(37,435)	(54,239)	(45,905)	(194,065)	(101,801)	(8,369)	(23,570)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1)	(1)	-	-
Contingent deferred sales charges (note 2)	-	-	(437)	(193)	(5)	(36)	(142)	(172)
Adjustments to maintain reserves	2	(13)	54	(46)	22	(47)	10	33

Net equity transactions	(33,012)	23,250	(52,911)	(37,325)	(122,598)	(404,245)	(40,536)	(32,425)

Net change in contract owners’ equity	(40,531)	32,065	(88,988)	(21,006)	(166,927)	(384,090)	(58,394)	2,661
Contract owners’ equity beginning of period	56,442	24,377	411,236	432,242	853,978	1,238,068	254,251	251,590

Contract owners’ equity end of period	$15,911	56,442	322,248	411,236	687,051	853,978	195,857	254,251

CHANGES IN UNITS:
Beginning units	4,570	2,473	28,743	31,418	81,754	121,608	17,170	19,344
Units purchased	1,903	9,291	2,313	2,215	23,280	9,907	355	3,780
Units redeemed	(4,863)	(7,194)	(6,000)	(4,890)	(35,052)	(49,761)	(2,949)	(5,954)

Ending units	1,610	4,570	25,056	28,743	69,982	81,754	14,576	17,170

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SBLJ		SBLN		SBLO		SBLP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$250	(224)	3,319	2,624	93	(61)	28,127	12,832
Realized gain (loss) on investments	8,448	7,430	13,443	7,247	19,777	9,766	(2,714)	(76)
Change in unrealized gain (loss) on investments	(34,492)	24,070	(131,581)	50,357	(101,583)	4,623	(51,141)	2,117
Reinvested capital gains	15,161	-	56,796	13,080	29,954	16,023	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,633)	31,276	(58,023)	73,308	(51,759)	30,351	(25,728)	14,873

Equity transactions:
Purchase payments received from contract owners (note 3)	3,045	4,319	15,809	16,211	2,407	348	52,899	7,457
Transfers between subaccounts (including fixed account), net (note 3)	(8,641)	(9,628)	211,577	14,678	177,110	2,401	99,055	100,028
Redemptions (note 3)	(2,859)	(20,696)	(35,087)	(40,679)	(47,095)	(25,285)	(18,537)	(15,393)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(15)	(15)	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	(193)	(42)	(109)	(52)	(36)	(26)	(21)
Adjustments to maintain reserves	30	(35)	(84)	53	52	(58)	30	(2)

Net equity transactions	(8,446)	(26,233)	192,158	(9,861)	132,422	(22,630)	133,421	92,069

Net change in contract owners’ equity	(19,079)	5,043	134,135	63,447	80,663	7,721	107,693	106,942
Contract owners’ equity beginning of period	145,839	140,796	626,137	562,690	247,547	239,826	375,131	268,189

Contract owners’ equity end of period	$126,760	145,839	760,272	626,137	328,210	247,547	482,824	375,131

CHANGES IN UNITS:
Beginning units	7,523	8,956	34,795	35,383	11,751	12,930	18,538	13,924
Units purchased	1,478	1,715	15,126	1,818	8,471	146	8,145	5,494
Units redeemed	(1,887)	(3,148)	(4,625)	(2,406)	(2,609)	(1,325)	(1,552)	(880)

Ending units	7,114	7,523	45,296	34,795	17,613	11,751	25,131	18,538

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SBLQ		SBLV		SBLX		SBLY
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,442)	(4,402)	(9,217)	(7,515)	(53)	(307)	366	(92)
Realized gain (loss) on investments	(2,787)	15,769	55,404	132,333	796	2,706	7,107	10,775
Change in unrealized gain (loss) on investments	(121,728)	(16,750)	(511,802)	40,075	(28,945)	12,558	(24,936)	17,171
Reinvested capital gains	55,911	20,742	233,124	31,476	15,250	-	13,452	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,046)	15,359	(232,491)	196,369	(12,952)	14,957	(4,011)	27,854

Equity transactions:
Purchase payments received from contract owners (note 3)	12,782	20,264	93,215	43,592	759	741	2,995	3,841
Transfers between subaccounts (including fixed account), net (note 3)	8,204	14,912	10,730	(342,617)	24,001	(26,731)	(11,096)	(3,978)
Redemptions (note 3)	(73,221)	(75,225)	(128,505)	(149,791)	(1,488)	(16,904)	(4,195)	(9,708)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(122)	(225)	(624)	(1,038)	(10)	(28)	(7)	(42)
Adjustments to maintain reserves	84	48	(72)	(57)	7	(72)	5	(15)

Net equity transactions	(52,273)	(40,226)	(25,256)	(449,911)	23,269	(42,994)	(12,298)	(9,902)

Net change in contract owners’ equity	(125,319)	(24,867)	(257,747)	(253,542)	10,317	(28,037)	(16,309)	17,952
Contract owners’ equity beginning of period	587,183	612,050	1,693,125	1,946,667	78,620	106,657	99,100	81,148

Contract owners’ equity end of period	$461,864	587,183	1,435,378	1,693,125	88,937	78,620	82,791	99,100

CHANGES IN UNITS:
Beginning units	25,423	27,178	73,814	95,468	3,810	6,248	4,825	5,084
Units purchased	1,946	2,106	7,591	3,690	1,234	371	730	2,504
Units redeemed	(4,215)	(3,861)	(8,670)	(25,344)	(186)	(2,809)	(1,320)	(2,763)

Ending units	23,154	25,423	72,735	73,814	4,858	3,810	4,235	4,825

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHAS		VWEM		VWHA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(424,439)	(424,210)	(50,743)	(62,131)	(128,790)	(117,586)	(83,557)	(99,244)
Realized gain (loss) on investments	1,785,941	1,345,399	75,164	275,684	369,480	388,432	(391,347)	(769,905)
Change in unrealized gain (loss) on investments	(3,118,993)	6,035,577	(1,490,328)	(501,146)	(4,552,985)	6,308,252	(1,824,236)	409,097
Reinvested capital gains	1,991,947	1,656,755	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	234,456	8,613,521	(1,465,907)	(287,593)	(4,312,295)	6,579,098	(2,299,140)	(460,052)

Equity transactions:
Purchase payments received from contract owners (note 3)	369,208	956,362	94,714	219,034	180,931	73,058	5,490	10,697
Transfers between subaccounts (including fixed account), net (note 3)	(196,397)	(794,395)	(164,765)	(2,385,391)	(1,896,340)	2,090,521	(183,914)	(624,874)
Redemptions (note 3)	(7,504,887)	(4,978,888)	(426,031)	(698,585)	(1,978,923)	(1,700,685)	(827,104)	(1,223,125)
Annuity benefits	(48,821)	(52,136)	(270)	(283)	(167)	(161)	(4,881)	(5,088)
Contract maintenance charges (note 2)	(549)	(543)	(63)	(73)	(169)	(187)	(112)	(138)
Contingent deferred sales charges (note 2)	(25,365)	(10,568)	(1,989)	(347)	(411)	(458)	(213)	(361)
Adjustments to maintain reserves	1,104	16,508	4	(208)	(11)	(521)	5	829

Net equity transactions	(7,405,707)	(4,863,660)	(498,400)	(2,865,853)	(3,695,090)	461,567	(1,010,729)	(1,842,060)

Net change in contract owners’ equity	(7,171,251)	3,749,861	(1,964,307)	(3,153,446)	(8,007,385)	7,040,665	(3,309,869)	(2,302,112)
Contract owners’ equity beginning of period	39,939,176	36,189,315	5,147,361	8,300,807	20,167,521	13,126,856	8,764,028	11,066,140

Contract owners’ equity end of period	$32,767,925	39,939,176	3,183,054	5,147,361	12,160,136	20,167,521	5,454,159	8,764,028

CHANGES IN UNITS:
Beginning units	1,110,047	1,266,281	678,226	1,062,304	458,315	441,616	317,437	381,139
Units purchased	133,796	235,115	231,061	265,549	40,720	129,785	671	1,117
Units redeemed	(330,338)	(391,349)	(316,556)	(649,627)	(134,577)	(113,086)	(38,578)	(64,819)

Ending units	913,505	1,110,047	592,731	678,226	364,458	458,315	279,530	317,437

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRBP		WRBDP		WRCEP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$442,751	325,084	188,381	213,896	416,824	232,990	(554,945)	(579,934)
Realized gain (loss) on investments	924,658	1,623,814	(1,121,623)	(600,049)	(493,458)	(155,572)	2,100,862	1,716,182
Change in unrealized gain (loss) on investments	(8,107,751)	10,360,704	(1,181,524)	3,332,249	(1,352,922)	962,402	(11,777,440)	11,047,915
Reinvested capital gains	2,721,348	-	628,662	1,228,432	58,605	336,491	6,764,589	3,560,616

Net increase (decrease) in contract owners’ equity resulting from operations	(4,018,994)	12,309,602	(1,486,104)	4,174,528	(1,370,951)	1,376,311	(3,466,934)	15,744,779

Equity transactions:
Purchase payments received from contract owners (note 3)	925,712	915,513	428,608	249,208	816,557	500,809	1,096,222	977,415
Transfers between subaccounts (including fixed account), net (note 3)	(3,317,433)	(5,584,080)	152,406	27,964	(1,320,799)	(42,526)	(3,292,814)	(1,387,428)
Redemptions (note 3)	(10,594,185)	(10,300,177)	(6,471,777)	(5,379,958)	(7,372,497)	(5,712,508)	(13,452,665)	(11,537,206)
Annuity benefits	(12,599)	(13,218)	(2,431)	(2,355)	(3,296)	(3,215)	(8,065)	(5,875)
Contract maintenance charges (note 2)	(202)	(241)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,564)	(3,781)	(1,183)	(4,836)	(1,571)	(915)	(2,298)	(1,056)
Adjustments to maintain reserves	(47)	109	7	297	-	(11)	52	969

Net equity transactions	(13,001,318)	(14,985,875)	(5,894,370)	(5,109,680)	(7,881,606)	(5,258,366)	(15,659,568)	(11,953,181)

Net change in contract owners’ equity	(17,020,312)	(2,676,273)	(7,380,474)	(935,152)	(9,252,557)	(3,882,055)	(19,126,502)	3,791,598
Contract owners’ equity beginning of period	78,050,963	80,727,236	42,405,551	43,340,703	45,761,693	49,643,748	90,675,868	86,884,270

Contract owners’ equity end of period	$61,030,651	78,050,963	35,025,077	42,405,551	36,509,136	45,761,693	71,549,366	90,675,868

CHANGES IN UNITS:
Beginning units	2,573,926	3,110,006	1,850,804	2,082,755	2,656,365	2,966,549	3,994,048	4,574,121
Units purchased	72,183	69,538	74,455	97,633	172,668	176,859	99,693	129,398
Units redeemed	(494,225)	(605,618)	(326,702)	(329,584)	(643,412)	(487,043)	(757,328)	(709,471)

Ending units	2,151,884	2,573,926	1,598,557	1,850,804	2,185,621	2,656,365	3,336,413	3,994,048

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRDIV		WRENG		WRGBP		WRGNR
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$63,960	22,734	(33,156)	(15,143)	64,340	60,651	(38,883)	(54,604)
Realized gain (loss) on investments	402,810	698,234	(420,781)	(153,883)	(89,360)	(27,926)	(304,699)	(173,049)
Change in unrealized gain (loss) on investments	(2,817,867)	599,559	(493,871)	(524,299)	(26,775)	78,157	(801,927)	272,362
Reinvested capital gains	907,628	434,672	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,443,469)	1,755,199	(947,808)	(693,325)	(51,795)	110,882	(1,145,509)	44,709

Equity transactions:
Purchase payments received from contract owners (note 3)	15,120	80,064	39,690	41,842	7,111	56,612	40,061	64,889
Transfers between subaccounts (including fixed account), net (note 3)	(533,317)	(232,455)	(234,477)	(451,052)	56,894	597,455	(111,734)	(225,519)
Redemptions (note 3)	(1,485,470)	(1,761,135)	(619,921)	(435,807)	(780,800)	(370,186)	(776,890)	(762,171)
Annuity benefits	-	48	-	-	-	-	(411)	(415)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(575)	(41)	(321)	(2)	-	(30)	(148)	(53)
Adjustments to maintain reserves	32	(1,355)	29	(40)	-	(31)	9	(94)

Net equity transactions	(2,004,210)	(1,914,874)	(815,000)	(845,059)	(716,795)	283,820	(849,113)	(923,363)

Net change in contract owners’ equity	(3,447,679)	(159,675)	(1,762,808)	(1,538,384)	(768,590)	394,702	(1,994,622)	(878,654)
Contract owners’ equity beginning of period	13,020,094	13,179,769	3,530,700	5,069,084	3,868,992	3,474,290	5,478,107	6,356,761

Contract owners’ equity end of period	$9,572,415	13,020,094	1,767,892	3,530,700	3,100,402	3,868,992	3,483,485	5,478,107

CHANGES IN UNITS:
Beginning units	552,231	639,100	320,560	397,706	354,796	328,816	487,297	575,750
Units purchased	21,444	35,568	31,074	67,272	47,503	98,283	30,588	41,394
Units redeemed	(108,672)	(122,437)	(105,246)	(144,418)	(114,639)	(72,303)	(109,568)	(129,847)

Ending units	465,003	552,231	246,388	320,560	287,660	354,796	408,317	487,297

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRGP		WRHIP		WRIP		WRI2P
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,140,519)	(856,957)	2,985,386	2,739,171	(140,701)	(231,356)	50,325	32,305
Realized gain (loss) on investments	5,777,106	1,803,316	(1,205,473)	193,572	1,372,329	1,017,710	150,595	143,695
Change in unrealized gain (loss) on investments	(13,848,471)	14,636,699	(3,322,354)	394,705	(3,809,234)	3,106,996	(2,499,984)	1,846,473
Reinvested capital gains	11,668,389	8,852,931	-	-	1,304,626	578,016	287,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,456,505	24,435,989	(1,542,441)	3,327,448	(1,272,980)	4,471,366	(2,011,856)	2,022,473

Equity transactions:
Purchase payments received from contract owners (note 3)	755,701	875,025	2,531,603	476,289	368,678	219,518	73,487	314,137
Transfers between subaccounts (including fixed account), net (note 3)	(1,916,626)	(1,324,372)	(1,592,508)	16,811	(405,211)	579,945	757,877	310,968
Redemptions (note 3)	(15,465,917)	(11,853,549)	(9,322,142)	(7,071,509)	(3,091,459)	(2,819,366)	(1,383,652)	(1,465,272)
Annuity benefits	(8,071)	(5,393)	(10,303)	(9,940)	(784)	(675)	(1,235)	(1,233)
Contract maintenance charges (note 2)	-	-	(104)	(113)	-	-	-	-
Contingent deferred sales charges (note 2)	(3,671)	(3,790)	(4,061)	(3,497)	(1,576)	(1,033)	(80)	(128)
Adjustments to maintain reserves	(143)	(909)	(27)	702	(6)	(1,099)	(57)	117

Net equity transactions	(16,638,727)	(12,312,988)	(8,397,542)	(6,591,257)	(3,130,358)	(2,022,710)	(553,660)	(841,411)

Net change in contract owners’ equity	(14,182,222)	12,123,001	(9,939,983)	(3,263,809)	(4,403,338)	2,448,656	(2,565,516)	1,181,062
Contract owners’ equity beginning of period	104,044,497	91,921,496	59,242,605	62,506,414	22,244,837	19,796,181	10,926,429	9,745,367

Contract owners’ equity end of period	$89,862,275	104,044,497	49,302,622	59,242,605	17,841,499	22,244,837	8,360,913	10,926,429

CHANGES IN UNITS:
Beginning units	4,379,946	4,952,140	1,999,954	2,227,209	1,235,872	1,353,789	483,605	525,621
Units purchased	116,986	179,802	231,046	194,828	64,838	115,728	70,629	75,539
Units redeemed	(756,322)	(751,996)	(512,455)	(422,083)	(231,961)	(233,645)	(99,436)	(117,555)

Ending units	3,740,610	4,379,946	1,718,545	1,999,954	1,068,749	1,235,872	454,798	483,605

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRLTBP		WRMIC		WRMCG		WRMMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$28,866	22,891	(23,258)	(27,708)	(184,449)	(163,484)	60,885	(61,781)
Realized gain (loss) on investments	(49,326)	3,104	292,825	(115,049)	841,694	561,052	-	-
Change in unrealized gain (loss) on investments	(4,059)	(10,717)	37,597	316,026	(1,525,840)	2,531,269	-	-
Reinvested capital gains	-	-	106,202	7,181	770,843	447,006	108	705

Net increase (decrease) in contract owners’ equity resulting from operations	(24,519)	15,278	413,366	180,450	(97,752)	3,375,843	60,993	(61,076)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,966	30,301	22,473	2,408	405,498	118,741	6,649,257	4,740,626
Transfers between subaccounts (including fixed account), net (note 3)	(247,036)	(112,108)	(2,643,818)	(125,443)	1,405,296	676,111	14,988,540	8,076,442
Redemptions (note 3)	(673,995)	(607,266)	(192,410)	(326,401)	(2,901,180)	(1,872,880)	(20,064,722)	(13,365,793)
Annuity benefits	-	-	-	-	(802)	(682)	(2,776)	(2,851)
Contract maintenance charges (note 2)	-	-	-	-	(42)	(31)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(14)	(1,036)	(561)	(123)	(3)
Adjustments to maintain reserves	(13)	(58)	(28)	(131)	(23)	(126)	(437)	402

Net equity transactions	(906,078)	(689,131)	(2,813,783)	(449,581)	(1,092,289)	(1,079,428)	1,569,739	(551,177)

Net change in contract owners’ equity	(930,597)	(673,853)	(2,400,417)	(269,131)	(1,190,041)	2,296,415	1,630,732	(612,253)
Contract owners’ equity beginning of period	4,982,981	5,656,834	2,400,417	2,669,548	15,867,553	13,571,138	12,601,024	13,213,277

Contract owners’ equity end of period	$4,052,384	4,982,981	-	2,400,417	14,677,512	15,867,553	14,231,756	12,601,024

CHANGES IN UNITS:
Beginning units	485,307	552,515	91,890	110,215	528,087	567,091	1,215,976	1,267,052
Units purchased	140,874	55,357	3,600	7,051	111,728	72,666	2,434,881	1,583,289
Units redeemed	(229,526)	(122,565)	(95,490)	(25,376)	(145,994)	(111,670)	(2,285,504)	(1,634,365)

Ending units	396,655	485,307	-	91,890	493,821	528,087	1,365,353	1,215,976

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRRESP		WRSTP		WRSCP		WRSCV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$29,942	15,356	(696,168)	(674,126)	(297,683)	(430,617)	(59,441)	(68,340)
Realized gain (loss) on investments	(312,089)	120,229	6,914,264	5,839,799	567,940	216,226	(21,901)	102,545
Change in unrealized gain (loss) on investments	(570,042)	(729,493)	(16,673,417)	5,767,357	(15,053,578)	6,948,633	(1,586,593)	(55,090)
Reinvested capital gains	423,486	894,016	7,700,562	5,199,249	13,221,102	962,623	1,053,777	734,024

Net increase (decrease) in contract owners’ equity resulting from operations	(428,703)	300,108	(2,754,759)	16,132,279	(1,562,219)	7,696,865	(614,158)	713,139

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696	8,068	656,364	291,222	223,386	325,570	47,406	18,477
Transfers between subaccounts (including fixed account), net (note 3)	(195,402)	(189,058)	(1,141,576)	(756,254)	1,775,081	(424,974)	(78,520)	(114,787)
Redemptions (note 3)	(908,425)	(854,543)	(8,940,544)	(8,326,068)	(5,980,744)	(4,663,389)	(728,809)	(997,123)
Annuity benefits	(2,354)	(2,453)	(3,443)	(2,984)	(1,518)	(1,306)	-	40
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(334)	(161)	(2,255)	(1,696)	(1,901)	(2,347)	(25)	(122)
Adjustments to maintain reserves	18	21	(92)	1,853	(29)	73	(16)	(1,064)

Net equity transactions	(1,077,801)	(1,038,126)	(9,431,546)	(8,793,927)	(3,985,725)	(4,766,373)	(759,964)	(1,094,579)

Net change in contract owners’ equity	(1,506,504)	(738,018)	(12,186,305)	7,338,352	(5,547,944)	2,930,492	(1,374,122)	(381,440)
Contract owners’ equity beginning of period	6,952,039	7,690,057	62,737,006	55,398,654	40,343,936	37,413,444	6,161,941	6,543,381

Contract owners’ equity end of period	$5,445,535	6,952,039	50,550,701	62,737,006	34,795,992	40,343,936	4,787,819	6,161,941

CHANGES IN UNITS:
Beginning units	280,422	323,476	1,804,275	2,082,654	1,614,615	1,823,106	219,705	262,487
Units purchased	17,888	14,815	87,862	83,400	146,291	56,515	27,121	37,857
Units redeemed	(63,150)	(57,869)	(340,000)	(361,779)	(292,145)	(265,006)	(54,156)	(80,639)

Ending units	235,160	280,422	1,552,137	1,804,275	1,468,761	1,614,615	192,670	219,705

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRVP		SVOF		WFVSCG		(Obsolete & Unaudited) OVGS3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$245,215	111,201	(2,619)	(1,806)	(89,478)	(59,613)	-	-
Realized gain (loss) on investments	1,516,247	384,226	14,371	3,881	310,983	(270,372)	-	-
Change in unrealized gain (loss) on investments	(5,086,545)	2,596,614	(41,793)	13,911	(1,511,051)	1,310,505	-	-
Reinvested capital gains	997,888	695,453	16,942	14,422	769,232	144,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,327,195)	3,787,494	(13,099)	30,408	(520,314)	1,125,141	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	211,325	220,083	687	11	26,811	55,141	6,377	(897)
Transfers between subaccounts (including fixed account), net (note 3)	(1,236,697)	(980,576)	(132)	(157)	4,021,098	(200,256)	-	(510)
Redemptions (note 3)	(4,758,936)	(3,869,101)	(33,480)	(4,783)	(1,270,913)	(336,411)	(13,523)	1,407
Annuity benefits	-	-	(3,347)	(3,114)	(944)	(865)	-	-
Contract maintenance charges (note 2)	-	-	(37)	(36)	(72)	(44)	-	-
Contingent deferred sales charges (note 2)	(1,652)	(1,236)	-	-	(1,304)	(226)	-	-
Adjustments to maintain reserves	(161)	(77)	12	1,560	78	(256)	-	-

Net equity transactions	(5,786,121)	(4,630,907)	(36,297)	(6,519)	2,774,754	(482,917)	(7,146)	-

Net change in contract owners’ equity	(8,113,316)	(843,413)	(49,396)	23,889	2,254,440	642,224	(7,146)	-
Contract owners’ equity beginning of period	35,480,978	36,324,391	196,189	172,300	5,535,839	4,893,615	7,146	7,146

Contract owners’ equity end of period	$27,367,662	35,480,978	146,793	196,189	7,790,279	5,535,839	-	7,146

CHANGES IN UNITS:
Beginning units	1,362,899	1,552,197	6,835	7,057	179,082	196,910	-	-
Units purchased	50,572	61,909	2	1	169,924	48,294	214	(888)
Units redeemed	(267,422)	(251,207)	(1,349)	(223)	(94,791)	(66,122)	(214)	888

Ending units	1,146,049	1,362,899	5,488	6,835	254,215	179,082	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) PVGIB		(Obsolete & Unaudited) TIF3		(Obsolete & Unaudited) HIBF3		(Obsolete & Unaudited) GVDIV6
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	200	-	-	-	-	-	-
Realized gain (loss) on investments	-	2,637	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	(3,723)	-	-	-	-	-	-
Reinvested capital gains	-	1,439	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	553	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	119	3	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	-	(120)	-	-	-
Redemptions (note 3)	-	-	(327)	-	(11,449)	-	(166)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	867	-	-	4	(3)	10	-

Net equity transactions	-	867	(327)	-	(11,446)	-	(156)	-

Net change in contract owners’ equity	-	1,420	(327)	-	(11,446)	-	(156)	-
Contract owners’ equity beginning of period	13,318	11,898	327	327	11,446	11,446	156	156

Contract owners’ equity end of period	$13,318	13,318	-	327	-	11,446	-	156

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	9	-	-	-
Units redeemed	-	-	-	-	(9)	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) SGRF		(Obsolete & Unaudited) FTVDM3		(Obsolete & Unaudited) FOSR
	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	690	-	(18)	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(1,082)	-	18	-	-
Redemptions (note 3)	-	(1,147)	-	-	-	-
Annuity benefits	-	1,539	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-
Adjustments to maintain reserves	(48)	-	(277)	-	(337)	337

Net equity transactions	(48)	-	(277)	-	(337)	337

Net change in contract owners’ equity	(48)	-	(277)	-	(337)	337
Contract owners’ equity beginning of period	48	48	277	277	337	-

Contract owners’ equity end of period	$-	48	-	277	-	337

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-
Units purchased	-	(756)	-	(2)	-	-
Units redeemed	-	756	-	2	-	-

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO Van Kampen VI Value Opportunities Fund: Series II Shares (AVBV2)*

IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)

IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)

IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)

IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)

IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)

IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Ultra(R) Fund: Class II (ACVU2)*

AC VP Inc - AC VP Value Fund: Class I (ACVV)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth OP: SC (FGOS)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)*

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - Global Strategist Portfolio: Class I (MSVIM)*

MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)*

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)*

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)*

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)

GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)

GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)

Ivy VIP - Global Equity Income: Class II (WRDIV)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - GB: Class II (WRGBP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)

Ivy VIP - Intnl Core Equity: Class II (WRI2P)

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)

Ivy VIP - Value: Class II (WRVP)

WELLS FARGO FUNDS

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	10/9/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	6/29/2017
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	6/26/2017
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/24/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/24/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	5/22/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)		11/2/2018
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/16/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
MMCGSC	MFS(R) VIT - MFS Mid Cap Growth Series: SC	MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	3/23/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	PIMCO VIT - FB Portfolio (unhedged): Advisor Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

The following table provides variables account charges by asset fee rates for the period ended December 31, 2018.

	Total	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS

0.95%	$14,622,179	$8,472	$75,768	$988,036	$109,937	$-	$161,796	$-
1.00%	5,055,385	3,908	32,481	472,873	49,257	-	71,638	-
1.05%	966,154	43	1,721	83,267	10,475	-	15,723	-
1.10%	8,253,022	1,389	34,511	422,932	87,021	-	73,777	-
1.15%	3,846,371	4,404	21,119	210,291	26,327	-	32,279	-
1.20%	9,380,924	2,185	54,028	704,542	63,273	-	106,378	-
1.25%	1,575,225	316	14,888	100,156	7,541	-	14,151	-
1.30%	1,399,703	358	7,382	90,787	6,888	-	14,704	-
1.35%	1,939,151	197	14,629	96,543	11,611	-	18,022	-
1.40%	1,885,134	2	13,095	90,177	8,645	-	13,013	-
1.45%	283,184	-	5,065	12,888	1,253	-	1,374	-
1.50%	653,199	46	119	18,232	5,194	-	2,891	1,966
1.55%	471,099	737	881	11,646	1,888	-	1,307	-
1.60%	780,294	-	3,281	35,530	774	42	2,948	266
1.65%	711,209	701	4,091	26,998	2,038	59	5,260	1,512
1.70%	78,040	316	991	5,498	155	-	939	-
1.75%	382,103	-	3,031	15,832	1,770	-	2,068	480
1.80%	257,472	-	459	4,694	69	-	1,621	27
1.85%	100,989	640	1,156	3,195	156	-	97	-
1.90%	50,884	-	-	-	195	-	-	-
1.95%	221,978	2,172	3	3,751	-	-	-	797
2.00%	35,949	-	-	219	-	-	277	-
2.05%	189,357	-	742	381	1	-	138	3,594
2.10%	123,419	199	-	405	-	667	-	1,982
2.15%	40,200	-	-	-	-	-	-	-
2.20%	159,274	18	1,593	6,661	-	-	189	867
2.25%	507,874	-	52	18,929	-	-	1,976	-
2.35%	17,484	-	-	-	-	-	-	-
2.45%	14,322	-	-	-	-	-	-	1,150
2.50%	10,619	-	-	-	-	-	-	225
2.60%	61,635	-	-	-	-	4	-	1,935

Totals	$54,073,832	$26,103	$291,086	$3,424,463	$394,468	$772	$542,566	$14,801

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	DSC	DVIV	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1

0.95%	$51	$-	$2,648	$-	$38	$-	$-	$826
1.00%	-	-	2,406	-	-	-	-	-
1.05%	-	-	171	-	-	-	-	-
1.10%	171	9	1,316	-	124	15	-	-
1.15%	-	13	4,394	-	-	-	-	2,142
1.20%	-	-	3,617	-	-	-	-	-
1.25%	-	-	76	-	373	-	-	209
1.30%	-	-	143	-	154	-	-	141
1.35%	-	-	705	-	-	-	-	-
1.40%	-	-	167	-	-	-	-	1,384
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	6,948	14,822	-	-	994	-
1.55%	-	-	78	-	-	26	-	22
1.60%	-	-	986	3,392	-	-	-	-
1.65%	-	-	1,733	6,447	-	-	411	-
1.70%	-	-	-	-	-	-	-	612
1.75%	-	-	1,946	4,853	-	-	235	-
1.80%	-	-	332	1,538	-	-	24	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	354	89	-	-	959	-
1.95%	-	-	6,256	11,437	-	-	1,649	-
2.00%	-	-	950	762	-	-	-	-
2.05%	-	-	2,226	2,890	-	-	2,078	-
2.10%	-	-	446	3,030	-	-	814	-
2.15%	-	-	4,485	4,814	-	-	-	-
2.20%	-	-	2,557	2,421	-	-	411	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	326	-	-	-	-	-
2.45%	-	-	-	6	-	-	1,023	-
2.50%	-	-	-	123	-	-	201	-
2.60%	-	-	614	3,096	-	-	-	-

Totals	$222	$22	$45,880	$59,720	$689	$41	$8,799	$5,336

	IVHS	IVRE	IVMCC2	IVKMG2	HVSIT	ALVGIB	ALVIVB	ALVPGB

0.95%	$47	$43	$287	$4,346	$1,091	$-	$-	$-
1.00%	-	-	-	204	140	-	-	-
1.05%	-	-	-	-	-	-	26	-
1.10%	2,592	1,160	689	1,499	-	-	-	-
1.15%	808	1,120	971	24	-	-	-	-
1.20%	32	8	246	3,482	221	-	-	-
1.25%	-	-	-	1,079	-	158	-	-
1.30%	2	5	-	1	-	-	-	-
1.35%	-	-	186	73	-	-	-	-
1.40%	-	-	-	671	232	-	-	-
1.45%	-	-	-	-	11	-	-	-
1.50%	-	-	-	1,377	22	1,381	-	3,259
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	743	-	1,461
1.65%	-	-	-	430	-	3,893	-	2,256
1.70%	-	-	34	-	-	-	-	-
1.75%	-	-	12	-	12	270	-	129
1.80%	-	-	-	102	-	212	-	250
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	68	-	1	-	168
1.95%	-	-	-	583	-	3,770	-	3,982
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	2,182	-	742	-	5,117
2.10%	-	-	-	252	-	1,732	-	461
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	653	-	1,180	-	1,026
2.25%	-	-	-	246	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	607	-	218

Totals	$3,481	$2,336	$2,425	$17,272	$1,729	$14,689	$26	$18,327

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ALVDAB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2

0.95%	$862	$8,832	$176,746	$-	$83,745	$1,008	$61,469	$-
1.00%	60	3,447	57,323	-	18,804	33	12,209	-
1.05%	381	311	12,337	-	3,686	-	1,552	-
1.10%	556	4,003	93,405	-	15,663	9,047	21,371	-
1.15%	210	3,124	30,057	-	15,098	6,203	8,104	-
1.20%	1,861	13,307	112,553	-	52,885	235	49,229	-
1.25%	-	515	14,581	-	12,293	144	1,555	4,266
1.30%	-	793	22,548	-	4,675	114	8,194	-
1.35%	2,222	3,845	17,984	-	19,058	-	14,579	-
1.40%	-	1,869	18,462	-	3,988	-	5,399	-
1.45%	-	-	1,788	-	202	-	91	-
1.50%	-	4,560	9,107	1,947	2,548	-	561	-
1.55%	-	53	7,118	-	5,560	-	3,470	-
1.60%	-	1,541	6,988	590	2,158	45	3	-
1.65%	-	1,873	12,774	1,206	962	-	803	-
1.70%	-	53	1,020	-	12	-	-	-
1.75%	-	1,253	3,629	1,433	995	427	318	-
1.80%	-	800	7,082	436	2,071	-	-	-
1.85%	-	81	1,818	-	1,979	-	46	-
1.90%	-	72	-	-	-	-	-	-
1.95%	-	5,102	4,037	1,089	803	-	-	-
2.00%	-	42	188	-	-	-	-	-
2.05%	-	1,192	1,909	199	-	-	29	-
2.10%	-	716	405	2,280	-	-	-	-
2.15%	-	878	82	-	-	-	-	-
2.20%	-	2,042	248	81	864	-	518	-
2.25%	-	13,113	25	-	10,186	-	-	7,272
2.35%	-	-	-	1,090	-	-	-	-
2.45%	-	-	-	227	229	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,039	-	958	270	-	-	-

Totals	$6,152	$74,456	$614,214	$11,536	$258,734	$17,256	$189,500	$11,538

	ACVU1	ACVV	BRVHY3	BRVTR3	BRVED3	MLVGA3	CLVHY2	DWVSVS

0.95%	$-	$2,116	$5,456	$3,921	$6,810	$70,757	$1,468	$10,303
1.00%	-	-	2,129	1,016	1,862	21,318	118	3,235
1.05%	-	-	514	55	1,544	4,671	-	-
1.10%	-	10,615	4,086	1,488	2,726	26,777	726	3,980
1.15%	-	5,600	1,246	269	1,027	20,584	3	980
1.20%	-	557	5,309	5,447	13,258	107,561	4	12,596
1.25%	-	99	591	684	220	6,550	-	444
1.30%	-	906	228	4	3,307	12,278	-	3,766
1.35%	-	-	1,446	41	885	19,557	-	3,655
1.40%	-	-	902	189	3,404	16,669	-	4,056
1.45%	-	-	474	-	1,427	2,690	-	99
1.50%	-	-	39	-	-	3,229	-	-
1.55%	-	-	46	-	-	1,929	-	45
1.60%	19	-	69	-	-	3,430	-	-
1.65%	-	-	-	35	-	2,673	-	8
1.70%	-	-	-	-	-	160	-	-
1.75%	541	-	-	-	-	2,510	-	23
1.80%	-	-	283	-	-	72	-	53
1.85%	-	-	-	-	-	163	-	-
1.90%	-	-	-	-	-	7,352	-	-
1.95%	-	-	-	-	-	757	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	23	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	449	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$560	$19,893	$22,818	$13,149	$36,470	$332,159	$2,319	$43,243

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ETVFR	FCA2S	FVU2S	FHIBS	FQB	FQBS	FVSS2	FB2

0.95%	$24,870	$-	$-	$-	$165,566	$-	$-	$15,771
1.00%	13,694	-	-	-	44,488	-	-	4,027
1.05%	177	-	-	-	9,461	-	-	448
1.10%	38,079	-	-	-	79,847	-	-	3,980
1.15%	2,052	-	-	-	38,464	-	-	1,408
1.20%	27,793	-	-	-	125,100	-	-	6,993
1.25%	2,636	-	-	-	19,239	-	-	30
1.30%	8,596	-	-	-	26,458	-	-	138
1.35%	21,752	-	-	-	27,065	-	-	3,485
1.40%	2,419	-	-	-	35,039	-	-	1,376
1.45%	137	-	-	-	4,264	-	-	-
1.50%	447	223	25	2,414	5,033	6,297	152	-
1.55%	19	-	-	-	5,710	-	-	-
1.60%	87	195	107	1,512	17,294	1,802	-	109
1.65%	1,354	-	-	2,448	9,622	4,976	1,097	-
1.70%	-	-	-	-	1,273	-	-	98
1.75%	-	31	40	524	10,268	633	581	-
1.80%	-	36	20	17	4,204	321	16	-
1.85%	-	-	-	-	1,789	-	-	-
1.90%	-	-	-	-	-	573	-	-
1.95%	-	227	127	3,500	29	6,553	581	-
2.00%	-	-	-	270	399	-	83	-
2.05%	-	149	84	5,154	755	9,794	1,316	-
2.10%	-	48	28	1,731	-	706	88	-
2.15%	-	49	-	-	4	-	-	-
2.20%	-	361	202	481	84	1,664	272	-
2.25%	-	-	-	-	909	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	330	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	66	37	899	-	942	836	-

Totals	$144,112	$1,385	$670	$19,280	$632,364	$34,261	$5,022	$37,863

	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2

0.95%	$10,607	$23,345	$521,910	$-	$28,601	$-	$38,249	$-
1.00%	886	10,072	254,885	-	6,957	-	21,022	-
1.05%	-	2,174	49,969	-	2,589	-	1,554	-
1.10%	91,113	15,376	224,716	-	7,798	-	17,388	-
1.15%	41,775	5,870	97,851	-	11,337	-	6,195	-
1.20%	3,416	25,607	366,919	-	6,352	-	33,684	-
1.25%	1,650	2,537	53,679	-	-	93	737	536
1.30%	3,037	4,605	45,167	-	6,879	-	251	-
1.35%	-	8,427	84,606	-	970	-	3,095	-
1.40%	-	3,393	72,524	-	4,659	-	3,241	-
1.45%	-	738	5,662	-	-	-	1,627	-
1.50%	-	357	17,485	13,907	-	-	2,655	-
1.55%	-	614	10,718	-	-	-	2,093	-
1.60%	-	221	25,047	3,200	407	-	-	-
1.65%	-	852	23,094	9,289	3,216	-	2,406	-
1.70%	-	-	3,397	-	-	-	-	-
1.75%	-	96	12,903	1,836	1,370	-	-	-
1.80%	-	556	6,196	4,790	-	-	-	-
1.85%	-	453	3,536	-	-	-	-	-
1.90%	-	84	249	2,109	-	-	-	-
1.95%	-	401	44	5,710	32	-	-	-
2.00%	-	-	451	149	-	-	-	-
2.05%	-	-	1,533	3,200	-	-	-	-
2.10%	-	-	-	2,942	-	-	-	-
2.15%	-	-	13	-	-	-	-	-
2.20%	-	-	1,425	4,903	-	-	-	-
2.25%	-	-	16,191	-	-	620	-	1,665
2.35%	-	-	-	304	-	-	-	-
2.45%	-	-	-	506	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	6,300	-	-	-	-

Totals	$152,484	$105,778	$1,900,170	$59,145	$81,167	$713	$134,197	$2,201

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FF30S	FF30S2	FGI2	FGOS	FGS	FG2	FHIS	FIGBS

0.95%	$22,280	$-	$1,990	$385	$584,588	$-	$146,034	$106,681
1.00%	11,182	-	689	-	298,000	-	59,411	26,542
1.05%	5,043	-	196	-	54,625	-	15,743	6,567
1.10%	15,649	-	1,175	10,775	226,559	-	45,971	25,478
1.15%	2,254	-	313	2,110	93,854	-	15,523	15,381
1.20%	15,047	-	634	20	374,707	-	303,624	76,607
1.25%	1,285	1,996	222	-	54,891	-	9,159	11,749
1.30%	8,235	-	77	11	39,030	-	19,733	20,584
1.35%	3,663	-	79	-	50,257	-	25,359	12,114
1.40%	1,369	-	74	-	52,726	-	13,082	10,081
1.45%	1,423	-	-	-	6,759	-	792	443
1.50%	971	-	-	-	13,385	10,312	3,537	1,986
1.55%	990	-	120	-	7,649	-	1,236	4,427
1.60%	-	-	-	-	14,799	3,439	2,847	2,690
1.65%	-	-	-	-	16,917	5,394	4,651	1,161
1.70%	-	-	-	-	3,393	-	91	2,186
1.75%	-	-	-	-	11,109	3,657	1,238	3,606
1.80%	22	-	-	-	4,828	2,111	1,379	2,958
1.85%	-	-	-	-	2,252	-	291	1,321
1.90%	-	-	-	-	1,048	904	-	-
1.95%	-	-	-	-	3	3,000	12	2,934
2.00%	-	-	-	-	242	432	14	-
2.05%	-	-	-	-	3,245	4,678	-	-
2.10%	-	-	-	-	-	2,244	-	399
2.15%	-	-	64	-	31	-	37	-
2.20%	-	-	-	-	594	3,695	459	-
2.25%	-	1,883	25	-	4,642	-	11	14,372
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,688	-	-
2.50%	-	-	-	-	-	286	-	-
2.60%	-	-	-	-	-	2,197	-	-

Totals	$89,413	$3,879	$5,658	$13,301	$1,920,133	$44,037	$670,234	$350,267

	FMCS	FMC2	FOS	FO2	FVSS	FRESS2	FEMS2	FTVIS2

0.95%	$72,240	$-	$99,006	$-	$23,546	$2,482	$54	$82,515
1.00%	29,248	-	33,793	-	5,531	101	115	35,204
1.05%	4,105	-	9,947	-	2,052	121	-	7,220
1.10%	36,513	-	27,967	-	12,928	62	38	34,982
1.15%	14,828	-	12,590	-	5,495	17	-	22,682
1.20%	66,941	-	63,910	-	14,603	498	172	131,634
1.25%	2,811	5,585	9,311	-	3,276	-	5	9,046
1.30%	12,107	-	7,947	-	2,829	217	-	28,465
1.35%	12,342	-	9,722	-	4,305	61	-	32,767
1.40%	10,165	-	12,842	-	4,861	41	414	20,844
1.45%	1,011	-	1,862	-	72	-	-	1,532
1.50%	2,349	11,580	1,787	4,270	110	-	-	1,631
1.55%	764	-	2,490	-	46	-	-	159
1.60%	2,972	3,741	1,194	1,948	3,053	-	-	3,007
1.65%	2,099	5,626	2,675	2,972	1,576	-	-	5,626
1.70%	-	-	72	-	143	-	-	1
1.75%	222	3,416	2,713	786	1,344	-	-	24
1.80%	107	948	1,301	321	13	-	-	1,157
1.85%	279	-	624	-	109	-	-	1,029
1.90%	158	128	-	489	-	-	-	-
1.95%	431	6,780	29	6,452	-	-	-	668
2.00%	-	2,398	-	568	-	-	-	1,486
2.05%	-	6,039	441	507	484	-	-	47
2.10%	-	9,720	-	1,425	-	-	-	-
2.15%	12	-	-	-	-	-	-	-
2.20%	-	2,191	1,362	1,268	-	-	-	447
2.25%	3	16,378	-	-	431	-	-	5,509
2.35%	-	-	-	-	-	-	-	-
2.45%	-	2,100	-	87	-	-	-	-
2.50%	-	607	-	-	-	-	-	-
2.60%	-	1,677	-	556	-	-	-	-

Totals	$271,707	$78,914	$303,585	$21,649	$86,807	$3,600	$798	$427,682

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2	JPMMV1	JABS

0.95%	$-	21,103	13,394	17,267	78,539	11,517	50,945	-
1.00%	-	10,769	5,718	6,014	24,589	1,346	26,663	-
1.05%	-	1,343	1,025	755	3,525	6,661	3,821	-
1.10%	-	11,764	3,879	3,575	23,909	2,451	17,670	-
1.15%	-	7,430	3,487	2,139	13,428	3,440	10,277	-
1.20%	-	20,396	13,932	8,736	58,375	14,012	45,043	-
1.25%	6,621	11,065	2,212	2,694	3,742	1,755	4,353	942
1.30%	-	1,575	798	1,008	13,363	1,840	13,249	-
1.35%	-	2,746	4,619	1,927	10,078	2,423	8,435	-
1.40%	-	1,859	1,691	3,012	5,332	2,682	7,061	-
1.45%	-	675	913	-	658	-	436	-
1.50%	-	345	107	257	456	-	1,369	-
1.55%	-	435	146	14	32	-	55	-
1.60%	-	493	2,427	826	2,030	8,549	1,905	-
1.65%	-	2,473	527	137	1,615	-	3,282	-
1.70%	-	159	-	-	252	-	125	-
1.75%	-	975	114	1	1,499	-	1,366	-
1.80%	-	33	33	-	2,279	138	894	-
1.85%	-	169	-	81	1,149	81	88	-
1.90%	-	-	83	-	-	-	-	-
1.95%	-	-	27	404	1,112	378	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	307	-	-	24	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	386	-	381	-
2.25%	2,377	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$8,998	$95,807	$55,439	$48,847	$246,348	$57,297	$197,418	$942

	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC

0.95%	$6,701	244,992	121,866	116,781	21,641	1,283	-	-
1.00%	3,833	151,234	73,531	60,057	1,509	963	-	-
1.05%	511	20,367	12,948	11,905	273	-	-	-
1.10%	950	115,748	42,221	65,343	1,825	257	-	-
1.15%	1,891	50,549	28,050	28,504	2,304	348	-	-
1.20%	3,707	216,446	99,358	112,114	5,128	1,494	-	-
1.25%	-	30,772	18,857	16,964	173	-	2,510	-
1.30%	6,003	50,660	13,893	13,040	1,650	77	-	-
1.35%	2,798	35,249	22,277	17,422	2,772	258	-	-
1.40%	56	31,090	18,622	13,978	1,519	650	-	-
1.45%	-	4,870	2,573	4,292	833	-	-	-
1.50%	-	14,679	1,641	5,226	-	-	-	2,119
1.55%	-	6,841	1,511	1,380	11	-	-	-
1.60%	-	10,799	2,466	2,638	158	-	-	850
1.65%	511	17,788	2,962	5,324	-	-	-	994
1.70%	-	750	138	265	-	-	-	-
1.75%	36	4,059	1,447	2,877	-	-	-	226
1.80%	-	5,094	1,252	2,612	-	-	-	-
1.85%	-	544	973	617	-	-	-	-
1.90%	-	463	526	132	-	-	-	1,337
1.95%	-	2,269	1,822	397	-	-	-	3,051
2.00%	-	166	-	-	-	-	-	-
2.05%	-	122	526	428	-	-	-	1,958
2.10%	-	-	203	-	-	-	-	2,384
2.15%	-	45	-	-	-	-	-	-
2.20%	-	54	315	257	-	-	-	863
2.25%	-	9,867	-	-	-	-	26	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	767

Totals	$26,997	$1,025,517	$469,978	$482,553	$39,796	$5,330	$2,536	$14,549

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG

0.95%	$6,586	$127,654	$83,705	$3,102	$15,126	$-	$14,989	$-
1.00%	1,361	34,173	22,070	925	3,043	-	6,177	-
1.05%	235	7,013	4,466	247	292	-	294	-
1.10%	2,038	38,413	18,417	983	2,343	-	5,514	-
1.15%	1,715	25,070	14,157	199	3,566	-	1,251	-
1.20%	3,436	61,944	37,086	2,587	10,054	-	9,807	-
1.25%	111	8,227	2,281	244	1,114	167	1,283	-
1.30%	-	16,375	13,829	124	1,405	-	877	-
1.35%	208	13,509	11,468	3,194	2,105	-	479	-
1.40%	1,052	15,776	4,022	748	2,586	-	1,682	-
1.45%	182	1,855	950	-	-	-	-	-
1.50%	699	4,863	3,380	-	177	534	143	-
1.55%	371	438	732	-	3,654	-	533	-
1.60%	1,613	3,765	2,363	-	462	-	8,315	35
1.65%	390	7,064	3,780	-	372	994	1,169	-
1.70%	48	500	488	-	2,047	-	25	-
1.75%	6	9,031	2,697	-	-	39	543	1,061
1.80%	102	2,997	944	-	-	-	37	-
1.85%	-	-	1,182	132	2,141	-	49	-
1.90%	295	307	302	-	-	-	12	-
1.95%	1,615	2,572	6,664	-	5,555	7,957	-	-
2.00%	-	1,697	876	-	-	-	-	-
2.05%	1,877	7,231	5,636	-	-	-	-	-
2.10%	849	2,686	1,669	-	599	-	-	-
2.15%	-	5,675	-	-	-	-	5	-
2.20%	725	3,148	2,911	-	26	415	-	-
2.25%	-	6,383	78	-	-	1,506	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	122	215	211	-	-	-	-	-
2.50%	-	424	-	-	-	-	-	-
2.60%	-	176	865	-	-	653	-	-

Totals	$25,636	$409,181	$247,229	$12,485	$56,667	$12,265	$53,184	$1,096

	MSVRE	VYDS	DTRTFB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2

0.95%	$-	$2,136	$11	$418	$2,326	$328,604	$-	$131,620
1.00%	-	5,006	-	790	1,831	107,921	-	78,284
1.05%	-	473	35	-	-	18,903	-	18,655
1.10%	-	9,607	-	362	769	173,273	-	59,585
1.15%	-	723	-	-	232	87,734	-	42,086
1.20%	129	6,821	24	1,681	2,229	256,088	-	154,081
1.25%	81	1,825	-	-	32	45,045	-	22,973
1.30%	-	866	-	-	121	45,578	-	38,637
1.35%	-	407	-	-	56	52,770	-	35,676
1.40%	-	606	695	2	32	57,601	-	32,061
1.45%	-	-	-	-	74	2,593	-	5,110
1.50%	34	332	-	-	-	11,599	6,546	7,282
1.55%	-	785	-	-	-	7,045	-	3,645
1.60%	13,159	2,276	-	-	-	21,592	475	908
1.65%	-	-	-	-	-	14,898	2,191	16,716
1.70%	-	-	-	-	-	3,518	-	-
1.75%	3,130	-	-	-	-	6,066	1,276	27
1.80%	-	-	-	-	-	3,974	4,000	5,951
1.85%	-	-	-	-	-	3,503	-	1,210
1.90%	-	-	-	-	-	564	2,854	-
1.95%	-	-	-	-	-	1,954	3,875	49
2.00%	-	-	-	-	-	1,403	856	1,526
2.05%	-	-	-	-	-	4,531	3,657	608
2.10%	-	-	-	-	-	201	675	-
2.15%	-	-	-	-	-	15	2,090	-
2.20%	-	-	-	-	-	2,893	2,978	7,010
2.25%	-	-	-	-	-	5,399	-	30,780
2.35%	-	-	-	-	-	-	2,742	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	340	-
2.60%	-	-	-	-	-	-	95	-

Totals	$16,533	$31,863	$765	$3,253	$7,702	$1,265,265	$34,650	$694,480

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.95%	$31,516	$59,485	$102,859	$58,762	$104,762	$43,075	$-	$60,797
1.00%	8,241	22,028	39,823	32,907	33,525	12,314	-	24,468
1.05%	3,616	6,218	9,025	7,335	9,864	2,873	-	4,732
1.10%	6,263	30,287	41,036	25,446	52,201	22,914	-	24,213
1.15%	7,054	23,815	33,200	23,976	19,620	16,003	-	8,272
1.20%	40,088	77,040	106,379	88,472	55,723	40,417	-	47,283
1.25%	3,999	9,848	14,496	6,306	13,170	5,301	-	5,011
1.30%	3,307	19,707	20,576	7,986	22,633	2,464	-	7,143
1.35%	5,802	11,482	18,646	6,135	16,846	5,698	-	8,642
1.40%	2,794	16,653	23,969	8,390	12,194	6,382	-	3,756
1.45%	-	1,205	2,388	472	3,094	348	-	775
1.50%	741	1,000	4,852	3,524	1,962	1,418	848	1,347
1.55%	40	1,004	1,320	1,196	3,108	2,006	-	2,064
1.60%	-	282	493	571	6,971	2,594	934	2,773
1.65%	-	1,585	1,217	574	3,540	1,107	644	1,458
1.70%	-	44	425	-	756	112	-	146
1.75%	349	2	529	-	2,045	2,359	126	599
1.80%	133	87	85	-	1,679	258	-	906
1.85%	-	129	160	-	841	279	-	1,011
1.90%	-	-	170	-	-	-	182	-
1.95%	-	48	384	-	1,881	623	1,424	1,806
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	120	946	961
2.10%	-	-	-	-	200	-	333	198
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	295	115	-	1,142	363
2.25%	3,771	-	15,937	15,184	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	292	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	179	-

Totals	$117,714	$281,949	$437,969	$287,531	$366,730	$168,665	$7,050	$208,724

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$216,519	$1,999	$11,446	$6,927	$16,288	$19,854	$17,853
1.00%	-	95,919	596	1,557	2,950	14,690	2,690	7,741
1.05%	-	27,535	64	256	22	1,838	1,061	773
1.10%	-	90,901	323	5,879	9,631	23,899	5,898	4,960
1.15%	-	33,716	762	2,808	1,053	3,500	489	1,314
1.20%	-	89,786	215	6,915	6,328	27,966	10,823	16,551
1.25%	618	13,999	-	2,215	-	9,974	6,234	6,644
1.30%	-	22,753	10	19	1,991	1,197	7,166	6,383
1.35%	-	27,389	239	3,418	1,242	4,257	356	3,534
1.40%	-	17,140	156	685	299	3,938	915	1,685
1.45%	-	1,015	-	-	-	555	-	338
1.50%	-	5,585	-	567	-	584	-	6,227
1.55%	-	4,096	-	77	-	1,245	141	3,381
1.60%	-	7,357	-	17	-	312	-	1,934
1.65%	-	4,590	-	573	930	1,832	155	1,391
1.70%	-	3,443	-	176	-	-	-	-
1.75%	-	280	-	288	217	-	-	-
1.80%	-	687	-	-	-	-	-	-
1.85%	-	559	-	-	-	-	-	-
1.90%	-	2,579	-	-	-	315	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	1,718	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	28	-	-	-
2.20%	-	141	-	-	-	-	-	-
2.25%	-	647	-	1,056	9	3,423	3,158	2,856
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$618	$668,354	$4,364	$37,952	$31,627	$115,813	$58,940	$83,565

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$22,239	$11,901	$15,737	$10,907	$-	$10,887	$436,109	$-
1.00%	29,020	7,804	7,948	2,669	-	2,310	224,400	-
1.05%	1,018	-	-	1,825	-	567	35,111	-
1.10%	25,472	14,157	3,982	5,081	-	1,138	127,577	-
1.15%	7,071	2,838	7,306	4,858	-	1,969	40,949	-
1.20%	32,508	9,183	13,662	16,239	-	12,730	110,329	-
1.25%	12,824	6,847	948	831	-	836	23,484	-
1.30%	4,418	603	4,124	2,331	-	7,208	19,837	-
1.35%	16,408	2,876	2,825	7,815	-	985	19,061	-
1.40%	3,744	-	3,429	1,315	-	74	18,357	-
1.45%	1,508	-	-	-	-	-	4,159	-
1.50%	-	-	-	111	1,654	578	9,167	460
1.55%	602	-	-	104	-	-	1,351	-
1.60%	-	-	-	1,720	105	1,332	7,246	214
1.65%	623	-	113	1,130	132	-	5,324	433
1.70%	-	-	-	-	-	-	948	-
1.75%	-	-	-	1,393	304	-	710	540
1.80%	1,479	3,425	-	4	99	-	1,395	404
1.85%	-	-	69	-	-	-	543	-
1.90%	-	1,359	-	-	-	-	87	-
1.95%	-	-	-	-	1,104	-	86	503
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	6,319	-	150	600
2.10%	-	-	-	-	292	-	889	1,340
2.15%	-	-	-	-	-	-	-	1,139
2.20%	-	-	-	-	791	-	558	210
2.25%	21,622	25,146	976	1,840	-	1,336	10,239	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	512	-	-	-
2.50%	-	-	-	-	137	-	-	399
2.60%	-	-	-	-	-	-	-	174

Totals	$180,556	$86,139	$61,119	$60,173	$11,449	$41,950	$1,098,066	$6,416

	GBF	GBF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

0.95%	$278,894	$-	$15,190	$61,678	$21,533	$6,851	$54,316	$316,710
1.00%	105,387	-	4,631	7,525	10,186	1,131	14,992	89,239
1.05%	19,450	-	824	5,923	6,432	1,073	2,828	24,867
1.10%	118,206	-	2,902	60,698	10,536	2,288	42,927	273,516
1.15%	48,139	-	2,552	29,617	10,049	229	23,476	143,388
1.20%	154,155	-	14,170	67,614	20,191	4,125	61,818	248,758
1.25%	22,336	-	1,915	40,129	995	435	6,166	106,188
1.30%	30,450	-	1,032	3,434	2,655	759	4,199	34,271
1.35%	38,915	-	273	19,555	2,742	1,432	18,471	62,176
1.40%	43,225	-	908	14,232	2,376	704	11,634	108,739
1.45%	3,289	-	-	501	86	155	5,726	9,876
1.50%	6,223	3,576	29	10,988	67	454	4,848	23,679
1.55%	6,934	-	70	4,666	1,436	-	6,453	21,924
1.60%	18,741	803	4,790	6,153	311	-	8,323	59,597
1.65%	10,726	3,371	104	5,810	141	184	12,504	43,362
1.70%	1,631	-	-	287	67	-	36	4,370
1.75%	7,151	2,105	-	2,050	4,149	26	6,592	42,429
1.80%	1,694	449	13	5,340	13	-	595	25,191
1.85%	783	-	-	3,035	-	303	5,086	6,115
1.90%	101	306	-	-	-	-	1	2,086
1.95%	-	5,103	-	2,548	-	-	3,498	10,130
2.00%	316	-	-	-	-	506	-	630
2.05%	1,311	3,203	-	4,793	-	-	1,557	10,425
2.10%	-	1,518	-	3,700	-	-	1,824	15,187
2.15%	9	-	-	1,414	-	-	2,056	2,968
2.20%	1,146	2,739	-	3,414	-	-	617	8,392
2.25%	9,771	-	-	2,934	2,559	1,184	2,770	60,903
2.35%	-	149	-	-	-	-	-	4,425
2.45%	-	561	-	-	-	-	-	1,652
2.50%	-	106	-	-	-	-	652	2,738
2.60%	-	1,079	-	11,061	-	-	713	1,764

Totals	$928,983	$25,068	$49,403	$379,099	$96,524	$21,839	$304,678	$1,765,695

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1

0.95%	$143,151	$74,098	$242,852	$460,772	$112,515	$11,262	$-	$49,027
1.00%	26,235	21,804	107,551	130,468	56,142	1,947	-	20,639
1.05%	7,218	4,336	14,258	38,952	8,093	2,895	-	2,007
1.10%	195,714	68,647	149,158	110,395	29,705	7,040	-	36,139
1.15%	89,870	21,793	67,052	54,227	13,513	4,916	-	25,674
1.20%	143,689	87,791	196,840	433,380	83,512	15,215	-	50,620
1.25%	60,232	35,358	27,109	30,379	13,602	1,057	1,127	7,804
1.30%	5,461	5,138	57,801	34,066	16,198	7,251	-	5,052
1.35%	51,590	24,040	40,895	57,244	12,932	3,935	-	13,322
1.40%	45,234	25,504	33,698	46,088	15,084	991	-	7,169
1.45%	3,093	291	7,788	692	1,365	143	-	515
1.50%	19,004	19,483	6,037	20,994	7,996	66	563	3,760
1.55%	33,487	3,144	5,783	3,604	940	397	-	1,118
1.60%	18,578	10,821	13,527	6,171	1,541	1,317	1	6,542
1.65%	25,135	20,213	10,139	22,333	2,891	466	833	6,031
1.70%	1,456	1,092	1,828	979	486	89	-	418
1.75%	13,894	13,254	10,091	9,756	282	317	1,158	2,448
1.80%	7,987	8,781	2,618	5,320	2,150	998	-	2,767
1.85%	6,173	1,590	1,260	1,857	233	881	-	128
1.90%	960	-	587	45	107	-	-	241
1.95%	5,955	2,117	116	812	1,014	16	365	774
2.00%	-	-	660	-	14	47	-	-
2.05%	6,077	2,812	1,565	1,822	47	65	703	2,584
2.10%	19,404	4,264	1,282	1,240	-	-	159	853
2.15%	4,046	3,148	-	446	-	-	-	18
2.20%	2,692	6,518	4,616	1,615	-	524	290	2,016
2.25%	39,813	7,507	1,376	5,186	-	-	-	4,013
2.35%	1,044	-	-	360	-	-	-	-
2.45%	1,585	-	-	4	-	-	-	-
2.50%	1,279	1,400	-	-	-	-	-	-
2.60%	1,106	2,433	-	605	-	-	10	1,345

Totals	$981,162	$477,377	$1,006,487	$1,479,812	$380,362	$61,835	$5,209	$253,024

	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2

0.95%	$-	$19,426	$3,583	$243,314	$-	$157,648	$63,759	$-
1.00%	-	10,545	-	107,612	-	31,600	25,620	-
1.05%	-	1,694	495	16,174	-	6,526	4,057	-
1.10%	-	10,382	503	122,957	-	100,432	36,864	-
1.15%	-	7,043	916	45,487	-	58,176	13,679	-
1.20%	-	10,214	842	137,273	31,736	134,573	56,330	-
1.25%	-	1,325	2,987	27,701	-	18,688	8,461	-
1.30%	-	3,890	153	8,421	13,243	16,379	11,839	-
1.35%	-	2,218	78	21,873	14,492	33,866	14,285	-
1.40%	-	2,931	1,302	22,267	7,635	39,481	11,723	-
1.45%	-	26	-	4,042	-	2,549	556	-
1.50%	1,251	479	1,233	7,955	863	9,075	1,529	457
1.55%	-	68	-	6,510	-	8,073	1,831	-
1.60%	-	6,691	391	6,976	-	7,227	2,767	423
1.65%	342	452	1,683	16,061	2,627	13,553	2,155	474
1.70%	-	175	-	1,313	-	1,570	330	-
1.75%	-	882	1,658	2,936	-	2,495	3,155	332
1.80%	-	1,686	356	1,526	71	2,179	4,100	329
1.85%	-	94	-	1,012	-	1,722	192	-
1.90%	-	187	380	951	-	21	71	323
1.95%	1,228	-	6,922	1,294	-	1,926	-	1,622
2.00%	-	-	-	85	-	-	-	45
2.05%	-	13	306	3,038	-	2,051	1,612	193
2.10%	685	-	900	-	1,133	200	-	492
2.15%	-	24	360	-	-	9	-	-
2.20%	1,839	-	1,563	4,891	-	1,066	1,141	111
2.25%	-	-	1,252	4,330	-	518	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	64	-	4,416	-	-	-	-	325

Totals	$5,409	$80,445	$32,279	$815,999	$71,800	$651,603	$266,056	$5,126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2

0.95%	$282,972	$-	$297,937	$-	$111,152	$26,276	$1,360,371	$-
1.00%	78,699	-	117,215	-	41,989	4,292	583,287	-
1.05%	11,495	-	14,590	-	8,493	994	104,051	-
1.10%	127,502	-	111,183	-	27,096	7,390	456,156	-
1.15%	52,285	-	43,571	-	17,580	3,034	195,921	-
1.20%	159,887	-	164,938	-	92,834	9,682	716,487	-
1.25%	26,682	-	27,512	-	8,453	762	129,381	-
1.30%	22,323	-	24,905	-	14,369	2,191	91,271	-
1.35%	42,362	-	34,853	-	20,475	1,871	152,435	-
1.40%	31,667	-	37,210	-	8,106	1,985	156,599	-
1.45%	1,958	-	3,000	-	974	-	22,018	-
1.50%	7,312	2,262	9,452	3,300	7,079	-	31,961	29,562
1.55%	3,520	-	4,607	-	804	76	24,049	-
1.60%	24,819	344	8,888	639	3,729	211	42,901	4,243
1.65%	10,111	840	9,392	1,083	2,492	-	37,591	23,955
1.70%	1,421	-	809	-	595	-	10,740	-
1.75%	9,233	1,448	3,168	672	4,511	-	20,215	6,571
1.80%	3,487	292	2,795	2,202	2,394	-	18,597	4,977
1.85%	1,481	-	483	-	583	-	3,589	-
1.90%	527	536	330	1,518	370	-	2,546	2,478
1.95%	112	1,072	56	1,210	697	-	1,691	10,988
2.00%	386	-	191	535	14	-	1,509	1,151
2.05%	1,110	1,421	484	2,192	11,029	-	4,234	4,300
2.10%	-	2,392	-	1,221	968	-	-	5,109
2.15%	20	-	-	1,106	4	-	21	227
2.20%	2,264	1,111	196	1,839	3,732	-	2,550	13,234
2.25%	-	-	-	-	-	3,121	53,267	-
2.35%	-	-	-	-	-	-	-	4,566
2.45%	-	120	-	207	-	-	-	925
2.50%	-	-	-	345	-	-	-	125
2.60%	-	851	-	949	1,705	-	-	852

Totals	$903,635	$12,689	$917,765	$19,018	$392,227	$61,885	$4,223,438	$113,263

	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2

0.95%	$8,014	$47,019	$206,043	$720	$1,727	$466	$153	$1,606
1.00%	2,297	30,849	68,187	81	1,993	-	51	784
1.05%	470	7,547	9,571	539	2,346	-	-	-
1.10%	4,957	25,672	69,994	121	7,767	1,466	160	576
1.15%	3,159	26,748	38,477	-	-	-	28	1,509
1.20%	4,449	52,199	117,525	2,279	5,465	338	2,979	936
1.25%	1,064	9,397	14,588	50	254	153	-	-
1.30%	454	7,690	12,080	262	319	-	-	-
1.35%	891	12,735	22,985	2,194	871	992	46	91
1.40%	1,052	7,423	20,355	-	-	-	-	-
1.45%	-	639	1,477	-	-	-	-	232
1.50%	-	1,442	10,179	-	-	-	-	-
1.55%	35	814	2,882	-	-	-	-	-
1.60%	111	2,576	13,486	-	-	-	-	-
1.65%	325	6,153	11,330	-	-	-	-	-
1.70%	135	719	922	-	-	-	-	-
1.75%	79	2,556	2,747	-	-	-	-	-
1.80%	-	410	2,206	-	-	-	-	-
1.85%	-	321	2,283	-	-	-	-	-
1.90%	-	-	606	-	-	-	-	-
1.95%	-	-	3,483	-	-	-	-	-
2.00%	-	65	453	-	-	-	-	-
2.05%	-	931	1,331	-	-	-	-	-
2.10%	-	-	4,917	-	-	-	-	-
2.15%	-	-	17	-	-	-	-	-
2.20%	-	150	3,672	-	-	-	-	-
2.25%	961	1,952	56	-	-	-	-	-
2.35%	-	-	1,311	-	-	-	-	-
2.45%	-	-	151	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	1,377	-	-	-	-	-

Totals	$28,453	$246,007	$644,691	$6,246	$20,742	$3,415	$3,417	$5,734

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMGP	AMCG	AMMCGS

0.95%	$245	$7,661	$95,175	$43	$25,641	$-	$23	$2,854
1.00%	-	4,853	20,459	657	8,545	-	-	177
1.05%	273	-	1,367	-	1,438	-	-	613
1.10%	20	3,266	29,996	233	8,960	-	-	251
1.15%	-	2,568	21,426	72	17,593	-	-	660
1.20%	8	7,375	61,112	1,032	50,568	-	101	2,695
1.25%	-	446	2,070	-	3,722	-	31	728
1.30%	-	2,230	12,269	-	3,336	-	-	509
1.35%	-	696	9,692	-	5,356	-	-	327
1.40%	-	3,597	4,644	137	3,037	-	-	1,088
1.45%	-	1,138	246	77	57	-	-	-
1.50%	-	-	863	-	2,428	-	-	925
1.55%	-	434	2,615	-	62	-	-	-
1.60%	-	6,645	8,132	-	635	560	1,461	93
1.65%	-	-	1,491	-	1,796	-	-	1,239
1.70%	-	-	-	-	37	-	-	-
1.75%	-	-	-	-	427	3,652	3,250	805
1.80%	-	16	27	-	1,635	-	-	-
1.85%	-	-	-	-	170	-	-	-
1.90%	-	-	-	-	1	-	-	2,473
1.95%	-	-	-	-	408	-	-	542
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	715	-	-	392
2.10%	-	-	-	-	339	-	-	-
2.15%	-	-	-	-	-	-	-	947
2.20%	-	-	-	-	620	-	-	347
2.25%	-	-	-	-	2,743	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	328

Totals	$546	$40,925	$271,584	$2,251	$140,269	$4,212	$4,866	$17,993

	AMTP	AMSRS	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS

0.95%	$-	$22,702	$10,734	$3,221	$309,133	$-	$268,404	$-
1.00%	-	13,364	1,230	328	70,869	-	135,784	-
1.05%	-	6,988	-	-	13,836	-	21,011	-
1.10%	-	5,826	785	21,383	164,435	-	111,296	-
1.15%	-	3,835	518	13,881	68,805	-	50,174	-
1.20%	-	26,711	3,061	791	240,894	-	172,182	-
1.25%	-	1,177	282	291	37,898	-	34,120	-
1.30%	-	972	574	152	30,933	-	25,532	-
1.35%	-	51	1,096	209	56,176	-	44,960	-
1.40%	-	112	217	-	53,675	-	29,321	-
1.45%	-	-	73	-	4,115	-	2,513	-
1.50%	-	78	-	-	14,683	2,798	9,895	5,413
1.55%	-	17	-	-	6,705	-	5,960	-
1.60%	523	1,138	-	-	38,909	452	5,008	393
1.65%	-	264	140	-	18,076	1,234	11,222	7,720
1.70%	-	-	-	-	2,248	-	995	-
1.75%	471	7	-	-	12,482	1,215	4,521	8,581
1.80%	-	57	-	-	9,303	291	2,913	272
1.85%	-	-	-	-	1,847	-	619	-
1.90%	-	1	-	-	2,442	-	949	470
1.95%	-	-	-	-	4,242	3,690	102	1,923
2.00%	-	-	-	-	3,969	-	381	69
2.05%	-	-	-	-	10,860	1,242	140	104
2.10%	-	-	-	-	3,312	1,687	-	2,218
2.15%	-	-	-	-	1,973	1,747	-	-
2.20%	-	-	-	-	7,761	1,006	175	1,336
2.25%	-	703	-	-	-	-	3,915	-
2.35%	-	-	-	-	-	1,167	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	473	-	-	353
2.60%	-	-	-	-	2,976	-	-	415

Totals	$994	$84,003	$18,710	$40,256	$1,193,030	$16,529	$942,092	$29,267

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD

0.95%	$29,788	$-	$170,902	$15,265	$-	$17,178	$5,612	$55,045
1.00%	11,660	-	76,842	2,336	-	3,002	2,878	13,942
1.05%	1,526	-	13,746	54	-	1,033	1,286	5,871
1.10%	9,081	-	87,712	2,256	-	4,724	1,719	18,016
1.15%	4,820	-	39,078	2,331	-	1,645	273	9,463
1.20%	21,823	-	114,487	11,040	-	15,733	8,936	87,250
1.25%	1,176	1,983	27,065	1,178	116	431	678	2,984
1.30%	4,044	-	10,981	2,220	-	573	445	10,713
1.35%	4,696	-	18,183	2,188	-	250	910	7,696
1.40%	2,041	-	20,347	2,119	-	1,533	1,155	6,527
1.45%	1,133	-	3,581	610	-	500	-	294
1.50%	443	-	2,939	434	2,597	-	52	1,344
1.55%	80	-	1,492	-	-	109	-	794
1.60%	27	-	3,191	-	255	178	70	5,008
1.65%	1,709	-	7,525	53	7,246	-	8	1,491
1.70%	-	-	893	-	-	-	212	37
1.75%	1,754	-	2,497	1,523	1,827	-	-	1,767
1.80%	3	-	3,345	-	188	-	-	3,198
1.85%	832	-	438	-	-	-	-	245
1.90%	-	-	1,523	-	79	-	-	-
1.95%	1,744	-	129	-	4,031	-	-	537
2.00%	-	-	-	-	127	-	-	-
2.05%	-	-	14	30	1,056	-	-	71
2.10%	201	-	-	-	1,184	-	-	-
2.15%	-	-	94	24	-	-	-	-
2.20%	8	-	1,316	1,696	1,841	-	-	-
2.25%	-	-	29	7	198	-	788	2,639
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	265	-	-	-
2.50%	-	-	-	-	406	-	-	-
2.60%	-	-	-	-	692	-	-	-

Totals	$98,589	$1,983	$608,349	$45,364	$22,108	$46,889	$25,022	$234,932

	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA	GVGMNS	GVMSAS	PVTIGB

0.95%	$596	$738	$54,335	$4,930	$8,233	$838	$-	$335
1.00%	4	6	8,322	2,178	387	-	-	-
1.05%	-	-	2,647	-	278	-	-	22
1.10%	3,845	9,897	14,511	2,658	2,856	399	8	107
1.15%	1,794	2,740	10,135	854	581	-	-	-
1.20%	104	636	23,197	3,427	6,103	43	33	56
1.25%	77	-	1,212	459	302	-	-	-
1.30%	32	78	4,746	91	443	-	-	-
1.35%	-	-	1,293	2,873	1,884	228	34	-
1.40%	-	-	4,925	88	1,546	154	-	-
1.45%	-	-	-	178	7	-	-	-
1.50%	-	-	420	-	75	-	-	-
1.55%	-	-	476	180	-	-	-	-
1.60%	-	-	2,236	-	132	-	-	-
1.65%	-	-	900	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	220	13	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$6,452	$14,095	$129,575	$17,929	$22,827	$1,662	$75	$520

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$13	$3,355	$80	$132	$709	$860	$287	$130
1.00%	3	-	-	-	-	6	-	3
1.05%	-	16	-	-	-	-	-	-
1.10%	1,730	1,373	1,489	1,209	6,407	2,794	3,082	3,718
1.15%	2,435	197	917	106	405	431	1,515	2,357
1.20%	120	1,295	-	57	51	-	-	114
1.25%	22	12	-	-	24	-	1	14
1.30%	-	566	-	19	79	-	17	28
1.35%	-	403	-	-	-	-	-	-
1.40%	-	32	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	328	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$4,323	$7,577	$2,486	$1,523	$7,675	$4,091	$4,902	$6,364

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM	VWHA	WRASP

0.95%	$839	$50	$93	$142,251	$18,279	$61,760	$30,485	$224,155
1.00%	7	-	-	49,723	5,567	24,323	11,834	12,592
1.05%	-	-	-	5,801	1,028	9,629	3,606	2,313
1.10%	9,369	963	690	39,676	4,125	17,704	8,034	246,118
1.15%	8,029	48	1	25,544	2,576	5,987	3,484	123,963
1.20%	394	58	-	79,436	9,733	36,818	13,545	58,108
1.25%	377	-	295	8,654	1,107	4,342	2,393	13,204
1.30%	118	-	-	12,549	163	5,110	1,629	10,791
1.35%	-	-	-	15,913	2,430	5,530	2,344	14,924
1.40%	-	-	-	10,823	3,631	3,237	2,231	35,179
1.45%	-	-	-	2,388	-	939	56	8,743
1.50%	-	-	-	2,143	318	1,188	1,314	5,756
1.55%	-	-	-	1,539	9	1,020	389	22,920
1.60%	-	-	-	5,215	957	758	328	12,787
1.65%	-	-	-	5,255	420	814	261	7,787
1.70%	-	-	-	466	39	92	-	719
1.75%	-	-	-	4,826	-	988	32	1,919
1.80%	-	-	-	504	-	1,365	957	2,164
1.85%	-	-	-	656	210	33	347	2,055
1.90%	-	-	-	393	-	-	-	11
1.95%	-	-	-	2,694	-	22	-	475
2.00%	-	-	-	273	-	-	-	358
2.05%	-	-	-	4,590	99	-	37	43
2.10%	-	-	-	1,033	-	-	-	114
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	641	52	819	141	414
2.25%	-	-	-	-	-	52	-	1,866
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	154	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,299	-	-	110	-

Totals	$19,133	$1,119	$1,079	$424,439	$50,743	$182,530	$83,557	$809,478

	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP

0.95%	$129,074	$136,920	$302,732	$36,669	$8,987	$14,683	$14,929	$341,241
1.00%	2,751	5,229	10,138	997	684	138	278	10,782
1.05%	845	291	514	-	17	110	12	1,090
1.10%	153,382	165,119	340,266	48,445	14,796	13,749	21,198	424,819
1.15%	84,285	71,328	150,111	23,873	4,504	4,394	5,390	191,108
1.20%	6,015	4,055	9,932	797	380	30	911	13,137
1.25%	5,446	8,430	18,176	1,803	71	902	689	17,308
1.30%	1,402	1,449	1,316	558	143	131	59	3,242
1.35%	3,650	3,458	12,405	2,869	211	-	536	18,889
1.40%	21,701	17,630	34,477	3,230	579	686	3,217	46,515
1.45%	8,711	7,170	14,609	1,922	132	1,405	715	20,769
1.50%	2,346	3,758	10,499	1,238	-	144	448	13,670
1.55%	9,132	9,412	25,805	1,970	1,563	526	2,791	31,975
1.60%	11,520	10,651	17,966	2,861	394	286	368	18,937
1.65%	1,705	2,621	4,008	333	92	33	411	8,612
1.70%	290	774	81	618	-	-	125	1,200
1.75%	784	714	554	-	-	-	-	1,718
1.80%	1,139	1,545	2,677	852	600	-	449	3,404
1.85%	2,101	704	1,888	104	-	81	28	3,513
1.90%	-	93	151	-	-	-	-	162
1.95%	1,720	55	1,632	-	-	-	-	58
2.00%	1,660	85	852	-	-	-	163	725
2.05%	-	-	-	-	-	-	-	-
2.10%	66	60	120	-	3	-	34	65
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	143	1,986	877	43	-	42	432	1,736
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$449,868	$453,537	$961,786	$129,182	$33,156	$37,340	$53,183	$1,174,675

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP

0.95%	$182,062	$67,776	$40,276	$12,342	$8,391	$60,315	$63,861	$21,311
1.00%	10,063	1,366	417	865	208	2,168	568	1,241
1.05%	885	12	63	210	-	131	-	-
1.10%	227,693	100,832	38,479	18,093	7,310	63,044	48,296	23,545
1.15%	103,088	31,512	19,438	9,778	3,209	27,090	18,924	10,849
1.20%	15,625	2,940	1,901	789	468	6,619	80	845
1.25%	9,817	3,879	1,089	-	159	2,657	710	705
1.30%	1,346	1	-	-	-	419	-	146
1.35%	4,541	2,489	2,123	1,450	767	1,523	1,012	3,772
1.40%	14,016	8,074	2,356	2,927	1,211	3,928	1,733	2,439
1.45%	9,758	2,120	1,190	132	103	3,351	2,293	26
1.50%	6,598	1,729	1,475	202	104	1,737	912	181
1.55%	11,163	6,906	2,748	2,654	681	3,048	1,483	2,250
1.60%	11,456	4,989	1,657	166	475	4,508	830	744
1.65%	2,053	1,098	182	-	25	799	145	553
1.70%	513	4	-	-	-	677	-	-
1.75%	93	-	27	-	-	50	31	-
1.80%	1,673	405	340	-	-	887	5,148	191
1.85%	1,250	1,173	8	237	102	258	-	90
1.90%	11	-	-	-	-	-	16	-
1.95%	497	150	46	143	45	55	3	38
2.00%	1,775	1,247	114	-	-	272	30	-
2.05%	1	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	10	-	-	-	-	46	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	456	3,768	-	-	-	867	687	172
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$616,443	$242,470	$113,929	$49,988	$23,258	$184,449	$146,762	$69,098

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG

0.95%	$210,033	$136,594	$18,044	$87,356	$-	$14,612
1.00%	3,578	1,762	592	571	-	4,415
1.05%	784	588	121	560	-	1,393
1.10%	264,242	175,422	25,312	139,736	-	7,278
1.15%	93,824	67,128	10,682	78,190	-	8,768
1.20%	11,819	7,844	978	4,454	361	38,553
1.25%	7,790	5,412	900	4,547	3	2,581
1.30%	117	286	197	125	-	700
1.35%	11,618	8,619	3,608	5,258	-	3,037
1.40%	26,109	15,868	1,679	15,050	-	3,227
1.45%	5,917	3,694	480	5,235	-	258
1.50%	6,581	4,130	488	5,092	-	35
1.55%	24,757	11,057	1,632	9,831	-	485
1.60%	16,879	6,736	830	10,286	423	1,707
1.65%	4,469	2,735	119	3,909	-	1,714
1.70%	195	497	253	671	-	127
1.75%	159	76	-	203	2,169	7
1.80%	4,025	2,521	74	1,274	-	100
1.85%	2,112	2,971	78	1,111	-	-
1.90%	-	5	-	5	-	254
1.95%	428	206	-	292	-	61
2.00%	432	676	-	680	-	-
2.05%	-	-	-	-	-	166
2.10%	138	65	-	94	-	-
2.15%	-	-	-	-	-	-
2.20%	-	-	-	-	-	-
2.25%	162	1,043	25	968	-	-
2.35%	-	-	-	-	-	-
2.45%	-	-	-	-	-	-
2.50%	-	-	-	-	-	-
2.60%	-	-	-	-	-	-

Totals	$696,168	$455,935	$66,092	$375,498	$2,956	$89,478

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $14,150,642 and $18,554,572, respectively, and total transfers from the Separate Account to the fixed account were $50,377,478 and $57,061,231, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,431,139 and $2,565,670 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,105,603,628	$-	$-	$4,105,603,628

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	$457,596	$1,106,532
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	3,654,872	3,384,773
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	13,333,161	47,337,530
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	7,662,268	5,460,260
The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)	7,618	804
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	7,677,540	8,302,284
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)	103,281	86,138
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	4,557	2,106
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)	37	22
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)	1,903,810	1,993,594
IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)	418,923	626,415
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	3,911	7,655
IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)	238	41
IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)	28,985	40,574
IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)	27,609	73,363
IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)	68,795	26,963
IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)	31,900	36,801
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	76,840	333,169
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)	729,172	746,627
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)	107,843	129,455
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	124,311	284,452
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	11,879	26
AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	259,288	370,830
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	28,544	67,287
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	767,980	970,041
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	5,882,181	7,412,135
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)	167,917	41,917
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	1,426,800	4,483,416
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	166,971	137,052
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	1,944,398	3,250,930
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)	55,025	103,979
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	7,210	4,437
AC VP Inc - AC VP Value Fund: Class I (ACVV)	90,681	485,273
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	2,121,712	1,954,958
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	196,141	237,409
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	963,660	718,850
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	1,840,431	7,057,526
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	116,722	82,046
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	1,106,481	1,123,886
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	7,092,431	1,429,744
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)	3,777	127,641
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	101,457	7,809
Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)	111,917	151,698
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	2,211,121	8,337,049
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)	87,984	168,856
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)	15,384	37,293
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	3,430,491	1,134,931
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)	1,477,699	1,549,829

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	1,068,516	2,507,722
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)	12,897,405	24,717,639
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	271,473	766,150
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	977,033	2,376,836
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)	1,531	2,573
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	1,454,040	2,810,506
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)	6,135	12,478
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	2,314,625	1,861,463
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)	12,801	49,640
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	377,729	425,115
FID VIPs Fund - VIP Growth OP: SC (FGOS)	91,154	91,954
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)	26,859,145	26,717,706
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	518,285	434,870
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)	66,938,496	69,158,146
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	2,240,966	4,715,179
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	2,523,000	3,914,921
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)	519,881	915,368
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	746,042	4,030,965
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	192,713	287,193
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	463,773	1,437,612
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	346,482	153,266
FID VIPs - EM Portfolio: SC 2 (FEMS2)	224,174	9,303
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	2,390,978	8,178,867
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)	59,095	120,460
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	1,573,154	2,000,471
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	663,299	3,521,292
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	221,523	882,537
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	1,357,096	4,244,829
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	334,324	645,582
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,172,326	3,459,487
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	4,389	13,382
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	869,088	713,411
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	14,599,822	12,481,315
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	6,992,911	8,019,864
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,013,563	6,608,012
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	697,459	1,462,909
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	136,760	84,577
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)	13,201	15,650
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)	259,080	125,283
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	1,692,085	1,105,650
MFS(R) VIT - MFS Value Series: SC (MVFSC)	3,388,915	7,125,824
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	2,374,173	3,321,962
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	397,027	352,557
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	888,190	1,777,779
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)	53,811	26,656
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	358,689	562,472
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)	13,616	4,021
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	52,678	47,581
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)	548,845	320,708
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	210,255	61,968
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	220,159	160,862
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	249,984	260,078
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	9,423,829	15,672,749
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	158,235	233,786
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	8,823,093	9,415,177
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	659,782	1,444,180
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	2,493,057	4,805,913
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	7,468,077	5,825,802
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	4,474,137	3,481,421
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	4,853,845	8,796,095

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT EM Fund: Class I (GEM)	1,624,861	4,069,463
NW VIT - NVIT EM Fund: Class II (GEM2)	44,575	61,146
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	1,097,222	2,777,973
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	2,137	8,628
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	7,239,660	10,198,536
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	994,047	865,296
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	655,856	1,585,206
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	303,124	289,884
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	1,481,556	1,776,776
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	1,076,369	699,814
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	1,663,216	879,902
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	1,935,356	2,992,966
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	846,496	1,343,230
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	1,219,556	803,860
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	1,113,790	871,330
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	18,611	39,292
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	283,351	550,039
NW VIT - NVIT NW Fund: Class I (TRF)	1,275,985	14,151,489
NW VIT - NVIT NW Fund: Class II (TRF2)	2,931	47,496
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	4,768,501	12,290,321
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)	70,080	383,174
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)	135,888	774,616
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	3,147,272	4,617,307
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	1,049,212	1,428,530
NW VIT - NVIT ID CAF: Class II (NVDCA2)	936,416	366,925
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	1,579,095	4,505,844
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	14,239,308	20,226,238
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	8,955,955	10,385,136
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	4,092,491	8,292,325
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	10,709,145	11,915,263
NW VIT - NVIT Gov MM Fund: Class I (SAM)	112,760,088	114,863,045
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	3,315,248	4,614,739
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	486,283	630,741
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	16,743	19,120
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	3,776,281	3,027,276
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	40,628	30,001
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,338,120	1,362,882
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	215,448	612,971
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	13,464,584	10,730,632
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	1,113,843	598,696
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	10,987,123	8,812,787
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	3,427,278	3,946,006
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	110,452	79,890
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	14,128,171	11,452,855
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	124,994	215,376
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	19,998,460	12,461,938
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	265,737	172,201
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	2,134,880	6,176,977
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	1,252,994	2,067,820
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	38,283,861	54,817,764
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	597,710	1,263,464
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	199,569	606,561
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	2,948,034	3,791,057
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,297,139	9,723,678
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	545,066	98,231
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	509,043	381,462
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	71,973	35,033
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	49,027	57,280
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	101,504	56,887
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	30,475	18,211

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	1,584,433	922,964
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)	8,873,712	8,694,242
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	112,388	109,392
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	876,753	2,685,186
NB AMT - Guardian Portfolio: I Class Shares (AMGP)	23,151	24,866
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	20,380	24,481
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	320,885	341,522
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	7,189	1,311
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	558,372	1,454,502
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	614,056	675,594
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)	355,075	470,584
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	8,971,838	13,059,192
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	70,085	189,171
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	8,743,831	13,145,968
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)	249,254	486,450
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,933,533	2,377,440
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	23,769	44,452
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	8,500,104	7,592,475
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	614,838	989,401
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)	85,860	465,241
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	266,966	937,586
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	1,498,325	1,615,889
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	2,248,077	3,958,829
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)	86,427	176,384
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	188,288	227,118
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	1,169,183	2,304,890
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	430,186	1,252,470
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	3,663,385	693,967
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	8,167	63,071
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	19,656	487
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	729	-
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	24,416	57,083
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)	51,009	91,501
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	229,865	360,064
GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	10,643	47,451
GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	46,077	39,143
GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)	339,443	87,084
GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)	220,039	57,622
GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)	195,993	34,475
GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	100,171	101,060
GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)	408,335	209,613
GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	43,332	4,873
GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	31,019	29,504
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	5,152,175	10,991,497
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	1,570,704	2,119,852
VanEck VIPT - EM Fund: Initial Class (VWEM)	1,293,371	5,117,240
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	24,357	1,118,658
Ivy VIP - Asset Strategy: Class II (WRASP)	4,796,721	14,633,902
Ivy VIP - Balanced: Class II (WRBP)	2,188,668	7,266,005
Ivy VIP - Corporate Bond: Class II (WRBDP)	2,185,491	9,591,671
Ivy VIP - Core Equity: Class II (WRCEP)	8,159,465	17,609,451
Ivy VIP - Global Equity Income: Class II (WRDIV)	1,448,398	2,481,053
Ivy VIP - Energy: Class II (WRENG)	264,717	1,112,901
Ivy VIP - GB: Class II (WRGBP)	531,242	1,183,696
Ivy VIP - Natural Resources: Class II (WRGNR)	238,594	1,126,600
Ivy VIP - Growth: Class II (WRGP)	12,859,706	18,970,425
Ivy VIP - High Income: Class II (WRHIP)	7,423,030	12,835,170
Ivy VIP - Global Growth: Class II (WRIP)	2,184,344	4,150,773
Ivy VIP - Intnl Core Equity: Class II (WRI2P)	1,729,756	1,945,828
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)	1,414,283	2,291,483

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)	191,626	2,922,491
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	3,178,596	3,684,468
Ivy VIP - Gov MM: Class II (WRMMP)	15,402,759	13,771,590
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)	834,241	1,458,634
Ivy VIP - Science and Technology: Class II (WRSTP)	9,800,073	12,227,136
Ivy VIP - Small Cap Growth: Class II (WRSCP)	16,588,629	7,650,854
Ivy VIP - Small Cap Core: Class II (WRSCV)	1,779,449	1,545,061
Ivy VIP - Value: Class II (WRVP)	2,200,054	6,742,910
WF VT - VT Opportunity Fund: Class 2 (SVOF)	18,008	39,999
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	6,229,147	2,774,715

	$739,975,157	$981,596,427

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.95%	to	2.20%	142,762	$11.44	to	$10.79	$1,620,311	0.40%	-16.49%	to	-17.55%
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
2015	0.95%	to	2.25%	892,477	25.20	to	21.04	21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
2017	0.95%	to	2.05%	1,618,748	24.15	to	13.92	37,628,917	1.15%	14.24%	to	12.98%
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
The Dreyfus Sustainable US Equity Portfolio Inc: Service Shares (DSRGS)
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)
2018	1.10%	to	1.15%	122	15.38	to	15.25	1,867	1.70%	-17.74%	to	-17.78%
2017	1.10%	to	1.15%	122	18.70	to	18.55	2,271	1.48%	27.11%	to	27.04%
2016	1.10%	to	1.15%	122	14.71	to	14.60	1,787	1.95%	-2.53%	to	-2.58%
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
2015	0.95%	to	2.60%	140,003	14.88	to	15.16	2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Comstock Fund: Series II Shares (ACC2)
2018	1.50%	to	2.60%	128,798	$21.27	to	17.64	$2,599,453	1.41%	-13.69%	to	-14.66%
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
2017	0.95%	to	1.30%	2,882	19.19	to	18.81	54,489	0.06%	26.14%	to	25.69%
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
IVCO - IVCO VI Core Equity Fund: Series I Shares (AVGI)
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
IVCO - IVCO VI Core Equity Fund: Series II Shares (AVCE2)
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
IVCO - IVCO VI Equity and Income Fund: Series I Shares (IVKEI1)
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
IVCO - IVCO VI Health Care Fund: Series I Shares (IVHS)
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	12.29%	to	12.54%
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
IVCO - IVCO VI Global Real Estate Fund: Series I Shares (IVRE)
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	-1.13%	to	-0.70%
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2018	0.95%	to	2.20%	62,022	15.85	to	14.56	959,247	0.00%	-6.77%	to	-7.96%
2017	0.95%	to	2.20%	70,739	17.00	to	15.82	1,178,579	0.00%	20.98%	to	19.46%
2016	0.95%	to	2.20%	57,671	14.05	to	13.24	797,324	0.00%	-0.38%	to	-1.63%
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
2018	0.95%	to	1.75%	7,053	$18.47	to	17.28	$129,396	0.61%	-8.07%	to	-8.82%
2017	0.95%	to	1.75%	8,282	20.09	to	18.95	165,328	0.54%	16.41%	to	15.47%
2016	0.95%	to	1.75%	10,078	17.26	to	16.42	172,988	0.48%	9.95%	to	9.07%
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
2015	1.50%	to	2.60%	58,744	18.23	to	15.64	1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018			1.05%	1,311			7.67	10,058	0.62%			-23.28%	****
AB VPS Fund Inc - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
2015	0.95%	to	1.35%	41,294	11.39	to	11.22	465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	6.43%	to	-7.15%
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.95%	to	2.05%	607,635	$23.35	to	20.27	$13,910,646	1.41%	-13.67%	to	-14.63%
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.60	532,106	1.02%	14.79%	to	13.62%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2018			1.75%	1,197			23.22	27,794	0.24%			-1.01%
2017			1.75%	1,197			23.46	28,079	0.36%			29.92%
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
2015	1.75%	to	0.00%	1,197	17.59	to	0.00	21,060	0.44%	4.41%	to	0.00%
2014	1.75%	to	0.00%	1,197	16.85	to	0.00	20,170	0.37%	8.07%	to	0.00%
AC VP Inc - AC VP Value Fund: Class I (ACVV)
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	-19.32%	to	-18.92%
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61%
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14%	****
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)
2017	1.50%	to	2.60%	11,523	$11.78	to	9.88	$127,743	1.43%	9.01%	to	7.80%
2016	1.50%	to	2.60%	16,860	10.81	to	9.17	171,926	1.53%	-5.91%	to	-6.96%
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90%	****
Fed IS - Fed High Income Bond Fund II: Service Shares (FHIBS)
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
2017	1.50%	to	2.60%	133,810	15.17	to	12.73	1,926,612	3.13%	2.20%	to	1.06%
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32%	****
FID VIPs Fund - VIP Contrafund(R)Portfolio: SC (FCS)
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	-6.50%
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
2015	0.95%	to	2.20%	8,247,677	22.23	to	14.00	180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.95%	to	1.95%	398,985	$16.04	to	14.11	$6,304,215	1.41%	-5.02%	to	-5.98%
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.60	137,042	1.38%	3.29%	to	2.24%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	16.82	to	15.24	309,821	1.29%	3.43%	to	2.39%
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
2017	0.95%	to	1.55%	48,233	13.04	to	12.91	627,878	1.12%	15.51%	to	14.81%
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43%	****
FID VIPs Fund - VIP Growth OP: SC (FGOS)
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	0.71%	to	1.05%
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
2015	0.95%	to	2.10%	2,361,146	14.74	to	12.71	34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.95%	to	1.95%	1,046,188	$18.68	to	16.43	$19,162,875	0.54%	-15.45%	to	-16.31%
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.60	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.10	4,596,858	0.02%	4.44%	to	3.27%
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
2017	0.95%	to	2.05%	300,454	29.02	to	24.36	8,483,270	1.37%	18.08%	to	16.77%
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.60	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93%	****
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	231.00%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.95%	to	1.95%	418,364	$8.26	to	7.88	$3,452,319	2.64%	-16.25%	to	-17.10%
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	to	0.00%	3,847	21.66	to	0.00	83,322	1.51%	6.89%	to	0.00%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
2017	0.95%	to	2.25%	3,950,208	32.63	to	18.01	87,500,015	0.00%	28.76%	to	27.08%
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)
2018	1.50%	to	2.60%	37,686	$20.15	to	16.71	$710,373	0.00%	-0.57%	to	-1.69%
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
MFS(R)VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
MFS(R)VIT - MFS Value Series: SC (MVFSC)
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
MFS(R)VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
2017	1.50%	to	2.60%	40,685	13.82	to	11.72	525,773	2.91%	4.31%	to	3.15%
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13.00	to	11.41	764,445	2.81%	5.95%	to	4.77%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
2015	0.95%	to	2.15%	159,150	28.95	to	28.09	5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
2017	1.60%	to	1.75%	21,182	49.12	to	43.55	1,017,453	1.44%	1.46%	to	1.31%
2016	1.60%	to	1.75%	21,611	48.41	to	42.99	1,015,490	1.34%	5.11%	to	4.95%
2015	1.60%	to	1.75%	21,115	47.83	to	0.00	951,516	1.36%	0.79%	to	0.00%
2014	1.60%	to	1.75%	22,531	45.81	to	40.80	1,010,087	1.47%	27.65%	to	27.45%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
2018	0.95%	to	1.60%	117,873	$20.19	to	17.67	$2,288,690	0.43%	-14.13%	to	-14.70%
2017	0.95%	to	1.60%	128,192	23.51	to	20.71	2,897,135	0.68%	25.26%	to	24.44%
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88%	****
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915			9.96	88,798	1.67%			-0.41%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
2017	0.95%	to	1.95%	1,207,920	21.75	to	19.33	25,717,194	0.71%	29.73%	to	28.42%
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.90	38,381,085	0.45%	7.04%	to	5.85%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.95%	to	1.65%	1,236,232	$17.86	to	16.44	$21,669,502	1.00%	-3.12%	to	-3.81%
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
2015	0.95%	to	2.05%	748,860	18.60	to	15.69	13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
NVIT International Equity Fund - Class II (NVIE6)
2014	1.25%	to	0.00%	6,515	8.97	to	0.00	58,424	3.79%	1.96%	to	0.00%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03%	****
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
2017	0.95%	to	1.75%	176,957	16.30	to	15.07	2,838,600	1.05%	18.66%	to	17.71%
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.95%	to	1.90%	640,489	$13.80	to	12.45	$8,667,086	2.19%	-7.13%	to	-8.03%
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.50	6,351,578	2.40%	3.70%	to	2.81%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.40	19,978,803	2.32%	3.58%	to	2.69%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
2015	0.95%	to	1.85%	566,754	12.55	to	11.70	7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
2017	0.95%	to	1.60%	273,409	14.19	to	13.31	3,812,912	2.29%	2.78%	to	2.11%
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	1.50%	to	2.60%	14,833	$21.53	to	17.86	$295,023	0.80%	-1.78%	to	-2.88%
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.10	7,074,372	1.75%	3.59%	to	2.70%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
2015	0.95%	to	1.85%	101,560	17.84	to	16.79	1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.20	1,937,760	1.91%	4.21%	to	3.27%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
2017	0.95%	to	2.60%	7,133,706	21.28	to	16.28	145,922,038	1.71%	11.86%	to	10.00%
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.95%	to	2.50%	3,083,479	$21.81	to	16.70	$64,443,054	1.56%	-8.61%	to	-10.05%
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.70	100,523,919	1.02%	8.38%	to	7.01%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.80	44,798,766	1.54%	-1.95%	to	-3.24%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.95%	to	2.20%	495,354	8.85	to	8.34	4,340,997	4.33%	-17.95%	to	-19.00%
2017	0.95%	to	2.20%	525,430	10.79	to	10.30	5,624,727	2.64%	21.76%	to	20.23%
2016	0.95%	to	2.20%	611,501	8.86	to	8.57	5,388,667	2.95%	4.23%	to	2.92%
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	1.50%	to	2.60%	22,763	8.53	to	8.09	191,417	4.13%	-18.58%	to	-19.50%
2017	1.50%	to	2.60%	23,045	10.47	to	10.05	238,712	2.41%	20.70%	to	19.36%
2016	1.50%	to	2.60%	26,987	8.67	to	8.42	232,179	2.69%	3.41%	to	2.26%
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.95%	to	2.15%	328,297	18.34	to	16.50	5,926,158	1.47%	-12.43%	to	-13.50%
2017	0.95%	to	2.15%	363,889	20.95	to	19.08	7,516,108	1.43%	13.45%	to	12.08%
2016	0.95%	to	2.15%	401,532	18.46	to	17.02	7,317,322	1.78%	15.25%	to	13.86%
2015	0.95%	to	2.15%	473,437	16.02	to	14.95	7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.95%	to	2.60%	91,899	$15.31	to	12.79	$1,307,043	1.11%	-12.64%	to	-14.10%
2017	0.95%	to	2.60%	125,935	17.52	to	14.89	2,068,055	1.17%	13.28%	to	11.40%
2016	0.95%	to	2.60%	156,242	15.47	to	13.37	2,283,927	1.58%	14.95%	to	13.04%
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
2017	0.95%	to	2.20%	1,736,039	46.41	to	37.89	86,749,562	0.00%	12.41%	to	11.00%
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.40%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	1.50%	to	2.60%	34,162	$24.65	to	20.45	$789,349	0.00%	-14.15%	to	-15.11%
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
2015	0.95%	to	2.60%	2,169,533	18.80	to	14.05	39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.80	to	10.30	7,170,123	0.89%	-0.46%	to	-1.16%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.95%	to	1.35%	58,491	10.42	to	10.27	605,115	1.97%	-8.70%	to	-9.07%
2017	0.95%	to	1.35%	21,689	11.41	to	11.29	245,644	1.71%	12.75%	to	12.30%
2016	0.95%	to	1.05%	4,962	10.12	to	10.11	50,208	0.89%	7.74%	to	7.63%
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.95%	to	1.35%	158,882	10.54	to	10.70	1,665,427	1.65%	-11.04%	to	-11.40%
2017	0.95%	to	1.35%	155,994	11.85	to	12.13	1,841,112	3.12%	16.77%	to	16.30%
2016	0.95%	to	1.20%	29,089	10.15	to	10.10	294,233	4.33%	10.33%	to	10.05%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	0.95%	to	1.35%	24,321	$11.71	to	11.44	$281,386	1.99%	-7.96%	to	-8.33%
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
2015	0.95%	to	2.20%	1,530,843	10.98	to	9.35	16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
2018	1.20%	to	1.75%	9,637	31.48	to	20.19	202,073	0.47%	-8.73%	to	-9.24%
2017	1.60%	to	1.75%	10,287	33.39	to	22.24	242,221	0.33%	23.41%	to	23.23%
2016	1.60%	to	1.75%	10,643	27.06	to	18.05	203,618	0.55%	7.00%	to	6.84%
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.95%	to	2.60%	92,202	$11.29	to	10.71	$1,026,422	0.00%	-7.45%	to	-9.00%
2017	0.95%	to	2.60%	102,154	12.20	to	11.77	1,235,813	0.00%	23.38%	to	21.33%
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%	****
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
2018	1.60%	to	1.75%	2,591	25.67	to	18.93	57,254	1.21%	-2.63%	to	-2.78%
2017	1.60%	to	1.75%	2,597	26.36	to	19.47	59,042	0.60%	11.55%	to	11.38%
2016	1.60%	to	1.75%	2,617	23.63	to	17.48	53,430	0.80%	25.33%	to	25.14%
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	3.51%
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%	to	0.00%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.40	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%
2015	0.95%	to	2.20%	567,437	16.40	to	14.51	9,153,753	0.90%	-6.79%	to	-7.97%
2014	0.95%	to	1.85%	656,479	17.60	to	16.26	11,378,849	0.91%	10.87%	to	9.86%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	1.25%	to	0.00%	7,048	$24.98	to	0.00	$176,054	0.63%	10.26%	to	0.00%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
2017	0.95%	to	2.25%	1,894,158	30.93	to	9.73	55,154,308	0.03%	27.57%	to	25.90%
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
PIMCO VIT - IB Portfolio(unhedged): Advisor Class (PMVFAD)
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11.00	32,790,936	1.02%	-0.21%	to	-1.47%
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	-4.20%	to	-3.81%
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	-1.67%	to	-1.33%
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.95%	to	1.75%	106,272	$10.81	to	10.41	$1,139,181	3.97%	-5.73%	to	-6.50%
2017	0.95%	to	1.55%	186,374	11.47	to	11.21	2,124,714	4.83%	8.74%	to	8.08%
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22%	****
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
2016			0.95%	2,473			9.86	24,377	0.00%			-1.43%	****
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	-18.61%	to	-18.29%
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
GGH Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	-9.34%	to	-8.93%
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
GGH Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	-7.62%	to	-7.25%
2015	0.95%	to	1.30%	11,328	14.83	to	14.34	165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
GGH Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	-7.02%	to	-6.65%
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
GGH Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	-21.53%	to	-21.29%
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GGH Variable Funds Trust - Series P (High Yield Series) (SBLP)
2018	0.95%	to	1.25%	25,131	$19.58	to	18.85	$482,824	7.56%	-5.04%	to	-5.32%
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	-16.40%	to	-16.04%
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
GGH Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
2017	0.95%	to	1.30%	25,423	23.55	to	22.60	587,183	0.38%	2.70%	to	2.31%
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	-25.44%	to	-25.01%
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
GGH Variable Funds Trust - Series V (Mid Cap Value Series) (SBLV)
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	-25.57%	to	-25.14%
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
GGH Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	-12.39%	to	-12.02%
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014	1.10%	to	0.00%	15,412	15.57	to	0.00	239,965	0.00%	7.60%	to	0.00%
GGH Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	-7.69%	to	-7.37%
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.95%	to	2.25%	2,151,884	$29.17	to	22.54	$60,922,835	1.74%	-6.34%	to	-7.58%
2017	0.95%	to	2.25%	2,573,926	31.15	to	24.38	77,920,106	1.53%	17.15%	to	15.62%
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
2015	0.95%	to	2.25%	4,031,691	27.55	to	22.14	108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
Ivy VIP - Balanced: Class II (WRBP)
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
Ivy VIP - Corporate Bond: Class II (WRBDP)
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
Ivy VIP - Core Equity: Class II (WRCEP)
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
Ivy VIP - Global Equity Income: Class II (WRDIV)
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
Ivy VIP - Energy: Class II (WRENG)
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
Ivy VIP - GB: Class II (WRGBP)
2018	0.95%	to	2.25%	287,660	10.87	to	9.82	3,100,402	2.92%	-1.13%	to	-2.44%
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
Ivy VIP - Natural Resources: Class II (WRGNR)
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
Ivy VIP - Growth: Class II (WRGP)
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
Ivy VIP - High Income: Class II (WRHIP)
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Global Growth: Class II (WRIP)
2018	0.95%	to	2.25%	1,068,749	$17.19	to	13.40	$17,826,118	0.47%	-7.17%	to	-8.39%
2017	0.95%	to	2.25%	1,235,872	18.52	to	14.63	22,227,528	0.05%	23.34%	to	21.73%
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
Ivy VIP - Intnl Core Equity: Class II (WRI2P)
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
Ivy VIP - Limited-Term Bond: Class II (WRLTBP)
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
2015	0.95%	to	1.95%	509,157	10.23	to	9.76	5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
Ivy VIP - Micro Cap Growth: Class II (obsolete) (WRMIC)
2017	0.95%	to	1.95%	91,890	26.62	to	23.18	2,400,417	0.00%	7.80%	to	6.71%
2016	0.95%	to	1.95%	110,215	24.70	to	21.72	2,669,548	0.00%	12.22%	to	11.09%
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
Ivy VIP - Gov MM: Class II (WRMMP)
2018	0.95%	to	2.25%	1,365,353	10.61	to	8.32	14,182,059	1.51%	0.55%	to	-0.77%
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
Ivy VIP - Science and Technology: Class II (WRSTP)
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
Ivy VIP - Small Cap Growth: Class II (WRSCP)
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
Ivy VIP - Small Cap Core: Class II (WRSCV)
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
2017	0.95%	to	2.25%	219,705	28.65	to	23.92	6,161,941	0.00%	12.65%	to	11.17%
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Value: Class II (WRVP)
2018	0.95%	to	2.25%	1,146,049	$24.63	to	19.51	$27,367,662	1.89%	-8.12%	to	-9.34%
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
WF VT - VT Opportunity Fund: Class 2 (SVOF)
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
2017	1.60%	to	1.75%	6,835	24.73	to	24.08	165,453	0.65%	18.52%	to	18.34%
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
Huntington VA Intnl Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	11.49	to	11.37	86,763	1.79%	-7.57%	to	-7.81%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2014	1.25%	to	0.00%	744	18.36	to	0.00	13,660	1.34%	9.35%	to	0.00%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
FID VIPs Fund - VIP High Income Portfolio: SC R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
SC VIF - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	13.75	to	12.69	489,305	2.02%	3.09%	to	2.47%
AC VP Inc - AC VP Intnl Fund: Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%

2018	Reserves for annuity contracts in payout phase:							$56,213,030
2018	Contract Owners’ Equity:							$4,105,603,232
2017	Reserves for annuity contracts in payout phase:							$67,763,117
2017	Contract Owners’ Equity:							$4,965,334,169
2016	Reserves for annuity contracts in payout phase:							$66,005,400
2016	Contract Owners’ Equity:							$4,786,253,952
2015	Reserves for annuity contracts in payout phase:							$68,422,544
2015	Contract Owners’ Equity:							$5,058,291,034
2014	Reserves for annuity contracts in payout phase:							$73,875,757
2014	Contract Owners’ Equity:							$5,801,419,569

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.
2)	Not Applicable
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm

15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm

30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney - Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague

Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 12,078 and 825 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)

Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
b)	Directors and Officers of SDL:

David G. Byrnes	President and Head of Distribution
Tom Y. Wang	Treasurer
Justin A. Jacquinot	Senior Vice President, Direct Relationships
Kevin M. Watt	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Kurt E. Auleta	Senior Vice President, Sales Operations
James J. Kiley	Senior Vice President, Education Markets
Mark W. Turner	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Yolande C. Nichols	Chief Compliance Officer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact